Filed with the Securities and Exchange Commission on April 11, 2019
REGISTRATION NO. 333-141909
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 24
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 174
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)
COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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ALLSTATE LIFE INSURANCE COMPANY
P.O. Box 70179, Philadelphia, PA 19176
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)
Flexible Premium Deferred Annuities
PROSPECTUS: April 29, 2019
This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company (“Allstate Life”, “we”, “our”, or “us”). If you are receiving this prospectus, it is because you currently own one of these products. These Annuities are no longer offered for new sales. Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an “Annuity”, and to the classes collectively as the “Annuities.” We also sometimes refer to each class by its specific name (e.g., the “B Series”). This prospectus describes the important features of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional. Each Annuity or certain of its investment options and/or features may not be available in all states. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional’s decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity was sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Allstate Life. Each Annuity or certain of its investment options and/or features may not be available in all states. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the X Series grants credit amounts with respect to your purchase payments, the expenses of the X Series may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the X Series may be more than offset over time by the additional fees and charges associated with the credit. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-866-695-2647. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
Each Sub-account of the Allstate Financial Advisors Separate Account I (“Separate Account”) invests in an underlying mutual fund portfolio (“Portfolio”). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts. Certain Sub-accounts are not available if you participate in an optional living benefit – see “INVESTMENT OPTIONS” later in this prospectus for details.
PLEASE READ THIS PROSPECTUS
Please read this prospectus and the current prospectuses for the underlying mutual funds. Keep them for future reference.
AVAILABLE INFORMATION
We have also filed a Statement of Additional Information, dated April 29, 2019 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described below - see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. These documents, as well as documents incorporated by reference, may be obtained through the SEC’s Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this Prospectus entitled “How To Contact Us” for our Service Office address.
In compliance with U.S. law, Allstate Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

ACCESSPROS

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 FOR FURTHER INFORMATION CALL: 1-866-695-2647

INVESTMENT OPTIONS
(Certain investment options may not be available with your Annuity)

Advanced Series Trust
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AllianzGI World Trends Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Low Duration Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Global Realty Portfolio
AST Cohen & Steers Realty Portfolio
AST Fidelity Institutional AM® Quantitative Portfolio[1]
AST Goldman Sachs Multi-Asset Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST WEDGE Capital Mid-Cap Value Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio

ProFunds VP — used with “L” Series Only
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Real Estate
Small-Cap Growth
Small-Cap Value
Telecommunications
Utilities

(1) Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.

(i)

(ii)

GLOSSARY OF TERMS
Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.
Account Value The value of each allocation to a Sub-account (also referred to as a “variable investment option”) plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC” or “surrender charge”) and/or, unless the Account Value is being calculated on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome – Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
Adjusted Purchase Payments As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.
Annual Income Amount This is the annual amount of income you are eligible for life under the optional benefits.
Annuitization The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.
Annuity Date The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95th birthday of the older of the Owner or Annuitant (unless we agree to another date).
Annuity Year A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.
Beneficiary Continuation Option Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.
Benefit Fixed Rate Account A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome – Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome – Highest Daily.
Code The Internal Revenue Code of 1986, as amended from time to time.
Combination 5% Roll-Up and HAV Death Benefit We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.
Contingent Deferred Sales Charge (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a “contingent” charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See “Summary of Contract Fees and Charges” for details on the CDSC for each Annuity.
Excess Income All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income (“Excess Income”). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.
Fixed Rate Option An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.
Free Look Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your “free look” right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.
Free Withdrawals You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the “Free Withdrawal” amount.
Good Order An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term “In Writing” to refer to this general requirement.
Guaranteed Minimum Income Benefit (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the “Protected Income Value”), regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMIB.

Guarantee Period A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.
Highest Daily Value Death Benefit (“HDV”) An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.
Issue Date The effective date of your Annuity.
Owner With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.
Portfolio An underlying mutual fund portfolio in which the Separate Account invests.
Protected Income Value Under the optional Guaranteed Minimum Income Benefit (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.
Protected Withdrawal Value Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.
Purchase Credit If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.
Purchase Payment A cash consideration you give to us for the rights, privileges and benefits of the Annuity.
Separate Account Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.
Service Office The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled “How to Contact Us” for the Service Office address.
Sub-Account We issue your Annuity through our Separate Account. See “What is the Separate Account?” under the General Information section. The Separate Account invests in underlying mutual fund portfolios (“Portfolios”). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a “Sub-account”.
Surrender Value The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, Tax Charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.
TrueAccumulation – Highest Daily A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. We no longer offer TrueAccumulation – Highest Daily.
TrueIncome An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer TrueIncome.
TrueIncome – Highest Daily An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer TrueIncome – Highest Daily.
TrueIncome – Highest Daily 7 An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. TrueIncome – Highest Daily 7 is the same class of optional benefit as our TrueIncome – Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome – Highest Daily 7.
TrueIncome – Spousal An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer TrueIncome – Spousal.
TrueIncome – Spousal Highest Daily 7 An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the TrueIncome – Highest Daily 7 and is the same class of optional benefit as our TrueIncome – Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome – Spousal Highest Daily 7.
Unit A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Unit Value Each Variable Sub-Account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

SUMMARY OF CONTRACT FEES AND CHARGES
Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a “protected value.” Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.
The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

YOUR TRANSACTION FEES AND CHARGES
(assessed against each Annuity)
CONTINGENT DEFERRED SALES CHARGE (CDSC)1
B SERIES

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8+
7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%
L SERIES

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5+
7.0%	7.0%	6.0%	5.0%	0.0%
X SERIES

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10+
9.0%	8.5%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%

1
The Contingent Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

OTHER TRANSACTION FEES AND CHARGES (assessed against each Annuity)
FEE/CHARGE	B SERIES	L SERIES	X SERIES
Transfer Fee [1] Maximum Current	$20.00 $10.00	$20.00 $10.00	$20.00 $10.00
Tax Charge [2]	0% to 3.5%	0% to 3.5%	0% to 3.5%

1	Currently, we deduct the fee after the 20th transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.

2
In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection “Tax Charge” under “Fees and Charges” in this Prospectus.

The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

PERIODIC FEES AND CHARGES (assessed against each Annuity)
FEE/CHARGE	B SERIES	L SERIES	X SERIES
Annual Maintenance Fee [1]	Lesser of $35 or 2% of Account Value	Lesser of $35 or 2% of Account Value	Lesser of $35 or 2% of Account Value
Beneficiary Continuation Option Only	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value

ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS [2] (assessed as a percentage of the daily net assets of the Sub-accounts)
FEE/CHARGE	B SERIES	L SERIES	X SERIES
Mortality & Expense Risk Charge [3]	1.00%	1.35%	1.40%
Administration Charge [3]	0.15%	0.15%	0.15%
Settlement Service Charge [4]	1.00%	1.00%	1.00%
Total Annual Charges of the Sub-accounts (excluding settlement service charge)	1.15%	1.50%	1.55%

(1)
Assessed annually on the Annuity’s anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.

(2)	These charges are deducted daily and apply to the Sub-accounts only.

(3)	The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the “Insurance Charge” elsewhere in this Prospectus.

(4)
The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

YOUR OPTIONAL BENEFIT FEES AND CHARGES [1]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE (as a percentage of Sub-account net assets, unless otherwise indicated)	TOTAL ANNUAL CHARGE [2] for B SERIES	TOTAL ANNUAL CHARGE [2] for L SERIES	TOTAL ANNUAL CHARGE [2] for X SERIES
TRUEACCUMULATION – HIGHEST DAILY
Current and Maximum Charge[3] (if elected on or after May 1, 2009)	0.60%	1.75%	2.10%	2.15%
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
Maximum Charge (assessed against Protected Income Value)	1.00%	1.15% + 1.00%	1.50% + 1.00%	1.55% + 1.00%
Current Charge (assessed against Protected Income Value)	0.50%	1.15% + 0.50%	1.50% + 0.50%	1.55% + 0.50%
TRUEINCOME
Maximum Charge	1.50%	2.65%	3.00%	3.05%
Current Charge	0.60%	1.75%	2.10%	2.15%
TRUEINCOME – SPOUSAL
Maximum Charge	1.50%	2.65%	3.00%	3.05%
Current Charge	0.75%	1.90%	2.25%	2.30%
TRUEINCOME – HIGHEST DAILY
Maximum Charge	1.50%	2.65%	3.00%	3.05%
Current Charge	0.60%	1.75%	2.10%	2.15%
TRUEINCOME – HIGHEST DAILY 7
Maximum Charge (assessed against the Protected Withdrawal Value)	1.50%	1.15% + 1.50%	1.50% + 1.50%	1.55% + 1.50%
Current Charge (assessed against the Protected Withdrawal Value)	0.60%	1.15% + 0.60%	1.50% + 0.60%	1.55% + 0.60%
TRUEINCOME – SPOUSAL HIGHEST DAILY 7
Maximum Charge (assessed against the Protected Withdrawal Value)	1.50%	1.15% + 1.50%	1.50% + 1.50%	1.55% + 1.50%
Current Charge (assessed against the Protected Withdrawal Value)	0.75%	1.15% + 0.75%	1.50% + 0.75%	1.55% + 0.75%
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
Current and Maximum Charge[3] (if elected on or after May 1, 2009)	0.80%	1.95%	2.30%	2.35%
HIGHEST DAILY VALUE DEATH BENEFIT (“HDV”)
Current and Maximum Charge[3]	0.50%	1.65%	2.00%	2.05%
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.

1.	HOW CHARGE IS DETERMINED

TrueAccumulation - Highest Daily: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value (“PIV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections.

TrueIncome: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

TrueIncome – Spousal: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections.

TrueIncome Highest Daily: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

TrueIncome – Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.

TrueIncome – Spousal Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.

Highest Daily Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.

Combination 5% Roll-Up and HAV Death Benefit. Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.

2.
The Total Annual Charge includes the Insurance Charge assessed against the daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit. With respect to TrueIncome – Highest Daily 7 and TrueIncome – Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value.

3.
Our reference in the fee table to “current and maximum” charge does not mean that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.

The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds (“Portfolios”) as of December 31, 2018 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Portfolio Operating Expenses	0.57%	2.49%
The following are the total annual expenses for each underlying mutual fund (“Portfolio”) as of December 31, 2018, except as noted and except if the underlying portfolio’s inception date is subsequent to December 31, 2018. The “Total Annual Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses but do not necessarily reflect the fees you may incur. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Allstate Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-866-695-2647.

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
	For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio*	0.64%	0.02%	0.11%	0.04%	0.00%	0.62%	1.43%	0.01%	1.42%
AST Advanced Strategies Portfolio*	0.64%	0.03%	0.24%	0.00%	0.00%	0.05%	0.96%	0.02%	0.94%
AST AllianzGI World Trends Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.03%	0.99%
AST AQR Emerging Markets Equity Portfolio	0.93%	0.13%	0.25%	0.00%	0.00%	0.00%	1.31%	0.00%	1.31%
AST AQR Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST BlackRock Global Strategies Portfolio*	0.81%	0.06%	0.25%	0.00%	0.00%	0.00%	1.12%	0.02%	1.10%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.07%	0.25%	0.00%	0.00%	0.00%	0.80%	0.06%	0.74%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.00%	0.06%	0.00%	0.80%	0.04%	0.76%
AST Bond Portfolio 2019	0.47%	0.16%	0.25%	0.00%	0.00%	0.00%	0.88%	0.00%	0.88%
AST Bond Portfolio 2020*	0.47%	0.31%	0.25%	0.00%	0.00%	0.00%	1.03%	0.10%	0.93%
AST Bond Portfolio 2021	0.47%	0.16%	0.25%	0.00%	0.00%	0.00%	0.88%	0.00%	0.88%
AST Bond Portfolio 2022*	0.47%	0.22%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%
AST Bond Portfolio 2023*	0.47%	0.42%	0.25%	0.00%	0.00%	0.00%	1.14%	0.21%	0.93%
AST Bond Portfolio 2024	0.47%	0.19%	0.25%	0.00%	0.00%	0.00%	0.91%	0.00%	0.91%
AST Bond Portfolio 2025*	0.47%	0.22%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%
AST Bond Portfolio 2026	0.47%	0.09%	0.25%	0.00%	0.00%	0.00%	0.81%	0.00%	0.81%
AST Bond Portfolio 2027	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
	For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2028*	0.47%	0.24%	0.25%	0.00%	0.00%	0.00%	0.96%	0.03%	0.93%
AST Bond Portfolio 2029*	0.47%	1.77%	0.25%	0.00%	0.00%	0.00%	2.49%	1.56%	0.93%
AST Bond Portfolio 2030	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.01%	0.92%
AST Cohen & Steers Global Realty Portfolio*	0.83%	0.06%	0.25%	0.00%	0.00%	0.00%	1.14%	0.05%	1.09%
AST Cohen & Steers Realty Portfolio	0.83%	0.03%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST Fidelity Institutional AM® Quantitative Portfolio*	0.65%	0.03%	0.25%	0.00%	0.00%	0.01%	0.94%	0.02%	0.92%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.04%	0.25%	0.00%	0.00%	0.01%	1.06%	0.02%	1.04%
AST Goldman Sachs Small-Cap Value Portfolio	0.77%	0.02%	0.25%	0.00%	0.00%	0.01%	1.05%	0.00%	1.05%
AST Government Money Market Portfolio	0.30%	0.02%	0.25%	0.00%	0.00%	0.00%	0.57%	0.00%	0.57%
AST High Yield Portfolio	0.57%	0.04%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
AST Hotchkis & Wiley Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST International Growth Portfolio*	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.02%	1.07%
AST International Value Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Investment Grade Bond Portfolio*	0.47%	0.02%	0.25%	0.00%	0.00%	0.00%	0.74%	0.04%	0.70%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.04%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST J.P. Morgan International Equity Portfolio	0.70%	0.06%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST J.P. Morgan Strategic Opportunities Portfolio*	0.81%	0.06%	0.25%	0.00%	0.00%	0.00%	1.12%	0.01%	1.11%
AST Jennison Large-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST MFS Global Equity Portfolio	0.82%	0.04%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST MFS Growth Allocation Portfolio*	0.67%	0.05%	0.25%	0.00%	0.00%	0.00%	0.97%	0.01%	0.96%
AST MFS Growth Portfolio*	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.01%	0.97%
AST MFS Large-Cap Value Portfolio	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Mid-Cap Growth Portfolio	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.00%	1.08%
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Parametric Emerging Markets Equity Portfolio	0.93%	0.23%	0.25%	0.00%	0.00%	0.00%	1.41%	0.00%	1.41%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.78%	0.94%	0.00%	0.94%
AST Prudential Core Bond Portfolio	0.47%	0.02%	0.25%	0.00%	0.00%	0.00%	0.74%	0.00%	0.74%
AST Prudential Growth Allocation Portfolio	0.60%	0.02%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST QMA Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.02%	0.80%
AST QMA US Equity Alpha Portfolio	0.82%	0.03%	0.25%	0.22%	0.25%	0.00%	1.57%	0.00%	1.57%
AST Quantitative Modeling Portfolio	0.25%	0.01%	0.00%	0.00%	0.00%	0.89%	1.15%	0.00%	1.15%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.03%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST Small-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Small-Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.06%	1.06%	0.00%	1.06%
AST T. Rowe Price Asset Allocation Portfolio*	0.62%	0.01%	0.25%	0.00%	0.00%	0.00%	0.88%	0.01%	0.87%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.68%	0.01%	0.25%	0.00%	0.00%	0.00%	0.94%	0.04%	0.90%
AST T. Rowe Price Large-Cap Value Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.04%	0.89%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.05%	0.25%	0.00%	0.00%	0.00%	1.03%	0.01%	1.02%
AST Templeton Global Bond Portfolio	0.63%	0.05%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST WEDGE Capital Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Wellington Management Hedged Equity Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.03%	1.11%	0.06%	1.05%
AST Western Asset Core Plus Bond Portfolio	0.51%	0.01%	0.25%	0.00%	0.00%	0.00%	0.77%	0.00%	0.77%
AST Western Asset Emerging Markets Debt Portfolio	0.68%	0.23%	0.25%	0.00%	0.00%	0.00%	1.16%	0.00%	1.16%
ProFund VP Consumer Goods*	0.75%	0.71%	0.25%	0.00%	0.00%	0.03%	1.74%	0.06%	1.68%
ProFund VP Consumer Services*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
	For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
ProFund VP Financials*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP Health Care*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Industrials*	0.75%	0.67%	0.25%	0.00%	0.00%	0.01%	1.68%	0.00%	1.68%
ProFund VP Large-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.01%	1.69%	0.01%	1.68%
ProFund VP Large-Cap Value*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Mid-Cap Growth*	0.75%	0.71%	0.25%	0.00%	0.00%	0.01%	1.72%	0.04%	1.68%
ProFund VP Mid-Cap Value*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Real Estate*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Small-Cap Growth*	0.75%	0.70%	0.25%	0.00%	0.00%	0.00%	1.70%	0.02%	1.68%
ProFund VP Small-Cap Value*	0.75%	0.65%	0.25%	0.00%	0.00%	0.05%	1.70%	0.02%	1.68%
ProFund VP Telecommunications*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP Utilities*	0.75%	0.64%	0.25%	0.00%	0.00%	0.01%	1.65%	0.00%	1.65%
*See notes immediately below for important information about this fund.

AST Academic Strategies Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fees through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Advanced Strategies Portfolio
The Manager has contractually agreed to waive 0.022% of its investment management fees through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST AllianzGI World Trends Portfolio
The Manager has contractually agreed to waive 0.029% of its investment management fees through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Global Strategies Portfolio
The Manager has contractually agreed to waive 0.022% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2020
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2022
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2023
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2025
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2028
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2029
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST ClearBridge Dividend Growth Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Global Realty Portfolio
The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Fidelity Institutional AM® Quantitative Portfolio
The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Hotchkis & Wiley Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio
The Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of the Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.

AST J.P. Morgan Strategic Opportunities Portfolio
The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2020.  This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Allocation Portfolio
The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.014% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST QMA Large-Cap Portfolio
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.036% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.040% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST WEDGE Capital Mid-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Wellington Management Hedged Equity Portfolio
The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

ProFund VP Consumer Goods
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Consumer Services
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Financials
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Health Care
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Industrials
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Large-Cap Growth
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Large-Cap Value
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Mid-Cap Growth
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Mid-Cap Value
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Real Estate
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Small-Cap Growth
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Small-Cap Value
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Telecommunications
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Utilities
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

13

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.
The examples reflect the fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges”:

▪	Insurance Charge

▪	Contingent Deferred Sales Charge (when and if applicable)

▪	Annual Maintenance Fee

▪	The maximum combination of optional benefits charges
The examples also assume the following for the period shown:

▪	You allocate all of your Account Value to the Sub-account with the maximum gross total annual portfolio operating expenses, and those expenses remain the same each year*

▪	You make no withdrawals of your Account Value

▪	You make no transfers, or other transactions for which we charge a fee

▪	No Tax Charge applies

▪
You elect the TrueIncome and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

▪	For the X Series example, expense example calculations are not adjusted to reflect the purchase credit. If the purchase credit were reflected in the calculations, expenses would be higher.

▪	For the X Series example, the longevity credit does not apply.
Amounts shown in the examples are rounded to the nearest dollar.

*	Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.
THE EXAMPLES ARE ILLUSTRATIVE ONLY – THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS – ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.
Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Annual Fund Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,340	$2,431	$3,540	$6,604
If you annuitize your annuity at the end of the applicable time period: [1]	$640	$1,931	$3,240	$6,604
If you do not surrender your annuity:	$640	$1,931	$3,240	$6,604

	L SERIES
	Assuming Maximum Annual Fund Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,375	$2,629	$3,391	$6,847
If you annuitize your annuity at the end of the applicable time period: [1]	$675	$2,029	$3,391	$6,847
If you do not surrender your annuity:	$675	$2,029	$3,391	$6,847

14

	X SERIES
	Assuming Maximum Annual Fund Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,580	$2,843	$4,012	$6,881
If you annuitize your annuity at the end of the applicable time period: [1]	$680	$2,043	$3,412	$6,881
If you do not surrender your annuity:	$680	$2,043	$3,412	$6,881

1	Your ability to annuitize in the first 3 Annuity Years may be limited.
A table of accumulation values appears in Appendix A to this Prospectus.

15

SUMMARY
Allstate RetirementAccess Variable Annuity B Series (“B Series”)
Allstate RetirementAccess Variable Annuity L Series (“L Series”)
Allstate RetirementAccess Variable Annuity X Series (“X Series”)
This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your financial professional can also help you if you have questions.
What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial professional, you choose how to invest your money within your annuity (subject to certain restrictions; see “Investment Options”). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.
Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawals, or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.
What does it mean that my variable annuity is “tax deferred”? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.
You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities’ other features such as guaranteed lifetime income payments or death benefits for use within these plans.
What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:

▪	Allstate RetirementAccess Variable Annuity B Series (“B Series”)

▪	Allstate RetirementAccess Variable Annuity L Series (“L Series”)

▪	Allstate RetirementAccess Variable Annuity X Series (“X Series”)
How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

Product	Maximum Age for Initial Purchase	Minimum Initial Purchase Payment
B Series	85	$1,000
X Series	75	$10,000
L Series	85	$10,000
The “Maximum Age for Initial Purchase” applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the ages of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner’s death. Please see the sections entitled “Living Benefits” and “Death Benefit” for additional information on these benefits.
You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.
After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the “freelook period”). The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing.
See “What Are Our Requirements for Purchasing One of the Annuities” for more detail.

16

Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Our optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select optional benefits, we may limit the investment options you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.
You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.
See “Investment Options,” and “Managing your Account Value.”
How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see “Tax Considerations”), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.
You may elect to receive income through annuity payments over your lifetime, also called “annuitization”. This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.
See “Access to Account Value.”
Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it does due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.
As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize predetermined transfer formulas to help us manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.
In the Living Benefits section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., Excess Income), that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income.
These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

▪	TrueIncome*

▪	TrueIncome – Spousal*

▪	TrueIncome – Highest Daily*

▪	TrueIncome – Highest Daily 7*

▪	TrueIncome – Spousal Highest Daily 7*

*	No longer available for new elections.
Options for Guaranteed Accumulation. We offer an optional benefit called TrueAccumulation – Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.
This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:

▪	TrueAccumulation – Highest Daily**

**	No longer available for new elections.

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What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.
We also have an optional death benefit for an additional charge:

▪
Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

Each death benefit has certain age restrictions and could only have been elected at the time of contract purchase. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the “Death Benefit” section of the Prospectus for more information.
How do I receive credits?
With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNER’S AGE ON THE DATE THAT THE PURCHASE PAYMENT IS APPLIED TO THE ANNUITY	PURCHASE CREDIT ON PURCHASE PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
0 – 80	6.00%*
81 – 85	3.00%

*	For X Series annuities issued prior to December 10, 2007, the credit applicable to ages 0 – 80 is 5%
With X Series, we also apply a “longevity credit” on your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.
Please see the section entitled “Managing Your Account Value” for more information.
What are the Annuity’s Fees and Charges?
Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or “CDSC”. The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the number of years that have elapsed since the Purchase Payment being withdrawn was made. The CDSC is different depending on which annuity you purchase:

	Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10+
B Series	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%	—	—
L Series	7.0%	7.0%	6.0%	5.0%	0.0%	—	—	—	—	—
X Series	9.0%	8.5%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.
Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.
Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.
Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The Tax Charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay. Please see the section titled "Fees and Charges" for more information.

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Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

FEE/CHARGE	B Series	L Series	X Series
Mortality & Expense Risk Charge	1.00%	1.35%	1.40%
Administration Charge	0.15%	0.15%	0.15%
Total Insurance Charge	1.15%	1.50%	1.55%
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome – Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each Optional Benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the daily net assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.
Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the “Fees and Charges” section of the Prospectus for more information.
Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional’s broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See “General Information”.
Other Information: Please see the section entitled “General Information” for more information about our annuities, including legal information about our company, separate account, and underlying funds.

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INVESTMENT OPTIONS
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see “What is the Separate Account” for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below provides a description of each Portfolio’s investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice – we do not recommend or endorse any particular Portfolio. Please consult with a qualified investment professional if you wish to obtain investment advice.
Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning “Service Fees” for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.
The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix “AST” are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and PGIM Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.
The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-866-695-2647.
Beginning May 1, 2008, we allowed Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, effective the same date, we no longer allowed Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.
Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:

If you select any one of the following optional benefits:	Then you may only invest among the following Sub-accounts (the "Permitted Sub-accounts"):
TrueIncome	AST Academic Strategies Asset Allocation Portfolio
TrueIncome – Spousal	AST Advanced Strategies Portfolio
TrueIncome – Highest Daily	AST AlllianzGI World Trends Portfolio
TrueIncome – Highest Daily 7	AST Balanced Asset Allocation Portfolio
TrueIncome – Spousal Highest Daily 7	AST BlackRock Global Strategies Portfolio
Highest Daily Value Death Benefit	AST Capital Growth Asset Allocation Portfolio
AST Fidelity Institutional AM® Quantitative Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST J. P. Morgan Global Thematic Portfolio
AST J. P. Morgan Strategic Opportunities Portfolio
AST MFS Growth Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST Wellington Management Hedged Equity Portfolio
Under TrueAccumulation – Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted except the AST AQR Emerging Markets Equity, AST Quantitative Modeling, and AST Western Asset Emerging Markets Debt Sub-accounts.
Certain optional living benefits employ a predetermined formula, under which Account Value is automatically transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with TrueIncome, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with TrueAccumulation, Account Value may be transferred between

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your selected Sub-accounts and an AST Bond Sub-Account with a target maturity date (or among AST Bond Sub-accounts with different target maturity dates).
Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds) that otherwise would have been held;

(c)
a Portfolio may experience higher turnover than it would have experienced without the formulas, which could result in higher transaction costs and asset flows for the Portfolio compared to other similar funds;

(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).
The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and other Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.
The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Please consult the prospectus for the applicable Portfolio for additional information about these effects.
Additional information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of this Prospectus.
The following table contains limited information about the Portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the Portfolios, which contain details about the investment objectives, policies, risks, costs and management of the portfolios. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-866-695-2647.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation.
AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
PGIM Investments LLC
QMA LLC
Western Asset Management Company, LLC
Western Asset Management Company Limited

AST Advanced Strategies Portfolio
Seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

Brown Advisory, LLC
Loomis, Sayles & Company, L.P.
LSV Asset Management
Pacific Investment Management Company, LLC
PGIM Fixed Income
PGIM Investments LLC
QMA LLC
T. Rowe Price Associates, Inc.
William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio (formerly AST RCM World Trends Portfolio)	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC
AST AQR Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST AQR Large-Cap Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC

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PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. BlackRock International Limited
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.
AST Bond Portfolio 2019	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2020	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2021	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2022	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2023	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2024	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2025	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2026	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2027	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2028	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Capital Growth Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST ClearBridge Dividend Growth Portfolio	Seeks income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST Cohen & Steers Global Realty Portfolio (formerly AST Global Real Estate Portfolio)	Seeks capital appreciation and income.	Cohen & Steers Asia Limited Cohen & Steers Capital Management, Inc. Cohen & Steers UK Limited
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Fidelity Institutional AM® Quantitative Portfolio	Seeks long-term capital growth balanced by current income.	FIAM LLC
AST Goldman Sachs Multi-Asset Portfolio	Seeks to obtain a high level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.
AST Goldman Sachs Small-Cap Value Portfolio	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income

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PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	J.P. Morgan Investment Management, Inc. PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management
AST Investment Grade Bond Portfolio	Seeks to maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST J.P. Morgan Global Thematic Portfolio	Seeks capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Jennison Large-Cap Growth Portfolio	Seeks long-term growth of capital.	Jennison Associates LLC
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Allocation Portfolio (formerly AST New Discovery Asset Allocation Portfolio)	Seeks total return.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST MFS Large-Cap Value Portfolio	Seeks capital appreciation.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio (formerly AST Goldman Sachs Mid-Cap Growth Portfolio)	Seeks long-term growth of capital.	Massachusetts Financial Services Company Victory Capital Management Inc.
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Seeks capital growth.	LSV Asset Management Neuberger Berman Investment Advisers LLC
AST Parametric Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	Parametric Portfolio Associates LLC
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST Prudential Core Bond Portfolio	Seeks to maximize total return consistent with the long-term preservation of capital.	PGIM Fixed Income
AST Prudential Growth Allocation Portfolio	Seeks total return.	PGIM Fixed Income QMA LLC
AST QMA Large-Cap Portfolio	Seeks long-term capital appreciation.	QMA LLC
AST QMA US Equity Alpha Portfolio	Seeks long term capital appreciation.	QMA LLC
AST Quantitative Modeling Portfolio	Seeks a high potential return while attempting to mitigate downside risk during adverse market cycles.	PGIM Investments LLC QMA LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Asset Allocation Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio
Seeks long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.
T. Rowe Price Associates, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST WEDGE Capital Mid-Cap Value Portfolio	Seeks to provide capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management LLP
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000 Index, 20% MSCI Europe, Australasia and the Far East (EAFE) Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio’s subadviser’s equity investment strategies.
Wellington Management Company LLP
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company, LLC Western Asset Management Company Limited
AST Western Asset Emerging Markets Debt Portfolio	Seeks to maximize total return.	Western Asset Management Company, LLC Western Asset Management Company Limited
ProFund VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.	ProFund Advisors LLC
ProFund VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.	ProFund Advisors LLC
ProFund VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.	ProFund Advisors LLC
ProFund VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.	ProFund Advisors LLC
ProFund VP Industrials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.	ProFund Advisors LLC
ProFund VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.	ProFund Advisors LLC
ProFund VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.	ProFund Advisors LLC
ProFund VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.	ProFund Advisors LLC
ProFund VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.	ProFund Advisors LLC
ProFund VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.	ProFund Advisors LLC
ProFund VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index®.	ProFund Advisors LLC
ProFund VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.	ProFund Advisors LLC
ProFund VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.	ProFund Advisors LLC
ProFund VP Utilities	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.	ProFund Advisors LLC
Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.
FIAM LLC is a business unit of FMR LLC (also known as Fidelity Investments).
Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Real Estate is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
QMA LLC formerly known as Quantitative Management Associates LLC.

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WHAT ARE THE FIXED RATE OPTIONS?
The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome – Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome – Highest Daily.
No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. We reserve the right to terminate offering certain Guarantee periods for new or renewing Fixed Rate Options.
ONE-YEAR FIXED INTEREST RATE OPTION
We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life’s general assets.
We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.
OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
From time to time we may offer an Enhanced Dollar Cost Averaging (“DCA”) program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.
The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal  1/6th of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.
If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.
By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.
NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

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FEES AND CHARGES
The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life’s general account.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.
WHAT ARE THE CONTRACT FEES AND CHARGES?
Contingent Deferred Sales Charge (CDSC): We do not deduct a sales charge from Purchase Payments you make to purchase your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under “Summary of Contract Fees and Charges.” If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.
For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.
We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a “qualified” investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled “Access to Account Value.”
Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20th in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the 20 free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.
Annual Maintenance Fee: During the accumulation period, we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

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Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The Tax Charge currently ranges up to 3   1 / 2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges”. The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity’s basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.
The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome – Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled “Living Benefit Programs” and “Death Benefit” for a description of the charge for each Optional Benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.
Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.
WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?
No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.
WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a Tax Charge may apply (see “Tax Charge” above).
EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

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PURCHASING YOUR ANNUITY
Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.
WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.
Initial Purchase Payment:
We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Speculative Investing – Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.
Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your financial professional’s broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments. Our acceptance of a check is subject to our ability to collect funds.
Age Restrictions:
Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity’s liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner’s death.
Owner, Annuitant and Beneficiary Designations:
We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

▪
Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term “Owner.”

▪
Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the

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prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Government Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

▪
Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary’s relationship to you. If you use a designation of “surviving spouse,” we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek tax advice on the income, estate and gift tax implications of your designations.

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MANAGING YOUR ANNUITY
MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

▪	a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner’s death;

▪	a new Annuitant subsequent to the Annuity Date;

▪	for “nonqualified” investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;

▪	a change in beneficiary if the Owner had previously made the designation irrevocable; and

▪	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law).
There are also restrictions on designation changes when you have elected certain optional benefits. See the “Living Benefits” and “Death Benefits” section of the Prospectus for any such restrictions.
Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. Unless prohibited by applicable State law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity. We accept assignments of nonqualified Annuities only.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

▪	a company(ies) that issues or manages viatical or structured settlements;

▪	an institutional investment company;

▪	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

▪	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and are not obligated to process any such request within any particular timeframe. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax adviser for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.
Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.
Spousal Designations. If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse unless you designate a different Beneficiary. Unless you designate a different Beneficiary, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the “Living Benefit Programs” section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

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Spousal assumption is only permitted to spouses as defined by federal law. See the second paragraph in the “Tax Considerations” chapter for more information.
Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new Contract Owners. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the owner and the non-owner ex-spouses. The non-owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Depending upon the method used for division of the Annuity, the CDSC may be applied to the existing or new Annuity. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.
MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a “free-look.” Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value plus any Tax Charge deducted, and depending on your state’s requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.
MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life’s systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner’s 86th birthday. However, purchase payments are not permitted if the Account Value drops to zero.
MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program “Allstate Life’s Systematic Investment Plan.” We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional purchase payments.
MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

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MANAGING YOUR ACCOUNT VALUE
HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See “Valuing Your Investment” for a description of our procedure for pricing initial and subsequent Purchase Payments.)
Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any Tax Charge that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.
Subsequent Purchase Payments: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.
HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
We apply a Longevity Credit to your Annuity’s Account Value on your tenth anniversary (“tenth Annuity Anniversary”) and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome – Spousal, TrueIncome – Highest Daily, TrueIncome Highest Daily 7, or TrueIncome – Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.
HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.
HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
We apply a “Purchase Credit” to your Annuity’s Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

Oldest owner’s age on the date that the purchase payment is applied to the annuity	Purchase credit on purchase payments as they are applied to the annuity
0-80	6.00%*
81-85	3.00%

*	For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.
HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES ANNUITY?
Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.
Examples of Applying the Purchase Credit
Initial Purchase Payment
Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.
The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:

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any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner’s (or Annuitant’s if entity-owned) date of death will be recovered (to the extent allowed by state law); and

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▪
the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and

▪	if you elect to “free-look” your Annuity, the amount returned to you will not include the amount of any Purchase Credit.
The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.
General Information about the Purchase Credit Feature

▪	We do not consider a Purchase Credit to be “investment in the contract” for income tax purposes.

▪	You may not withdraw the amount of any Purchase Credit under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.
ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.
Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The “cut-off” time for such financial transactions involving a ProFunds VP Sub-account will be extended to ½ hour prior to any announced closing (generally, 3:30 p.m. Eastern time). Owners attempting to process a transfer request between the applicable “cut-off” time and 4:00 p.m., are informed that their transactions cannot be processed as requested.
We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio’s investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20th) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”, (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Government Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a Portfolio manager to manage a Portfolio’s investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.
In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by the Portfolio’s portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

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With respect to each Sub-account (other than the AST Government Money Market Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent

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transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Government Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

▪
We reserve the right to affect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a financial professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund’s assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a financial professional) and will not waive a transfer restriction for any contract owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
A Portfolio also may assess a short term trading fee (also referred to as a “redemption fee”) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.
DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.
DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

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Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.
There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have elected automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.
MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
Yes. Subject to our rules, your financial professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your financial professional has this authority, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.
Please Note: Contracts managed by your financial professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled “ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?” Since transfer activity under contracts managed by a financial professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the financial professional or impose other transfer restrictions we deem necessary. Your financial professional will be informed of all such restrictions on an ongoing basis. Limitations that we may impose on your financial professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. Please note that if you have engaged a third party investment advisor to provide asset allocation services with respect to your Annuity, we do not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. TrueIncome, TrueIncome – Spousal, TrueIncome – Highest Daily, TrueIncome – Highest Daily 7, TrueIncome – Spousal Highest Daily 7, and Highest Daily Value Death Benefit).
We will immediately send you confirmations of transactions that affect your Annuity.
It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

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ACCESS TO ACCOUNT VALUE
WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions (RMD). You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any Tax Charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Free Withdrawals.” Unless you notify us differently, withdrawals are taken pro rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. “pro rata” meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.
ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES?
During the Accumulation Period
A distribution during the accumulation period is deemed to come first from any “gain” in your Annuity and second as a return of your “tax basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.
During the Annuitization Period
During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

▪
To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the “Free Withdrawal” amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.

▪
You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity’s Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a “net withdrawal”) or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.
Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).
To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647.
HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

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CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these “Systematic Withdrawals.” You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.
The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.
If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal (i.e. “pro rata” meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata, as just described, based on the Account Value across all your Investment Options. Please note that if you are participating in certain optional living benefits that guarantee lifetime withdrawals (e.g., TrueIncome – Highest Daily) and elect, or have elected, to receive Lifetime Withdrawals using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

▪	Excluding TrueIncome and Spousal TrueIncome, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.

▪
If you either have or establish a new systematic withdrawal program for a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to TrueIncome) or b) for a designated amount that is less than your Annual Income Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

▪
Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

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If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Annual Income Amount available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your Annual Income Amount.

▪	For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see “Living Benefits” later in this prospectus.
Ownership changes to and assignment of your Annuity will terminate any systematic withdrawals that had been in effect on the date of the change.
DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t) AND 72(q) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as Nonqualified Annuities, the Code may provide a similar exception to the 10% penalty tax under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

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WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See “Tax Considerations” for a further discussion of required minimum distributions.)
Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.
The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.
CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.
For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.
Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see “Living Benefits”) that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See “What Types of Annuity Options Are Available?” later in this prospectus for information on the impact of the minimum Surrender Value at annuitization.
To request the forms necessary to surrender your Annuity, call 1-866-695-2647.
WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The requirements of such a surrender and waiver may vary by state. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or otherwise stipulated by applicable State law), and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a Medically-Related Surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above (if allowed by State law).
This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:

▪	The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;

▪	The Annuitant must be alive as of the date we pay the proceeds of such surrender request;

▪	if the Owner is one or more natural persons, all such Owners must also be alive at such time;

▪	we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

▪	this benefit is not available if the total amount of the withdrawal request exceeds $500,000 but we do not currently impose that maximum; and

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▪	no additional Purchase Payments can be made to the Annuity.

▪	Proceeds will only be sent by check or electronic fund transfer directly to the Owner.
Under most versions of the Annuity, a “Contingency Event” occurs if the Owner (or Annuitant if entity-owned):

▪	first confined in a “Medical Care Facility” while your Annuity is in force and remains confined for at least 90 days in a row; or

▪	first diagnosed as having a “Fatal Illness” while your Annuity is in force.
The definitions of “Medical Care Facility” and “Fatal Illness,” as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts.
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the “Living Benefits” section below for a description of annuity options that are available when you elect one of the living benefits.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. If a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years). You may change your choices before the Annuity Date.
If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $1000 (the minimum Surrender Value) on the Annuity Date.
Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.
Please note, you may not annuitize within the first three Annuity Years.
Option 1
Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period.
Option 2
Life Income Annuity with 120 Months Certain Period Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments.
If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.
OTHER ANNUITY OPTIONS
We currently offer a variety of other annuity and settlement options not described above. At the time annuity payments are chosen, we may make available to you any of the annuity and settlement options that are available on your Annuity Date.
HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.
You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.
Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

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LIVING BENEFITS
DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
Allstate Life offered different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:

▪	Protecting a principal amount from decreases in value due to investment performance;

▪	Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;

▪	Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or

▪	Providing spousal continuation of certain benefits.
The “living benefits” are as follows:

▪	TrueAccumulation – Highest Daily[1]

▪	Guaranteed Minimum Income Benefit (GMIB)[1]

▪	TrueIncome and TrueIncome – Spousal[1]

▪	TrueIncome – Highest Daily[1]

▪	TrueIncome – Highest Daily 7[1]

▪	TrueIncome – Spousal Highest Daily 7[1]

(1)	No longer available for new elections.
Here is a general description of each kind of living benefit that exists under this Annuity:

▪
Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation – Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. TrueAccumulation – Highest Daily is no longer available for new elections. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain Permitted Sub-accounts and a bond portfolio Sub-account. The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.

▪
Guaranteed Minimum Income Benefit or (“GMIB”). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.

▪
Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits are designed for someone who wants to access the annuity’s value through withdrawals over time, rather than by annuitizing. These benefits differ, however in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome – Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome – Spousal, and TrueIncome – Highest Daily are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., TrueIncome – Highest Daily 7), withdrawals in excess of the Annual Income Amount, called “Excess Income,” will result in a permanent reduction in future guaranteed withdrawal amounts.

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Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain Permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.
In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., TrueIncome – Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed “Excess Income” – thereby reducing your Annual Income Amount for future years.
Please refer to the benefit description that follows for a complete description of the terms, conditions and limitations of each optional benefit. See the chart in the “Investment Options” section of the Prospectus on page 20 for a list of investment options available and permitted with each benefit. We reserve the right to terminate this benefit if you allocate funds into non-permitted Investment Options. You should consult with your financial professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).
Termination of Existing Benefits and Election of New Benefits
If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal advisor before electing the Spousal Benefit for a domestic partner or civil union partner.
TRUEACCUMULATION  – HIGHEST DAILY
TrueAccumulation – Highest Daily is no longer available for new elections.
TrueAccumulation – Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. TrueAccumulation – Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that TrueAccumulation – Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that TrueAccumulation – Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation – Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1,

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2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account” described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the “dollar-for-dollar corridor.”
We reflect the effect of withdrawals by reference to an amount called the “dollar-for-dollar corridor.” The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each “benefit year” (i.e., a year that begins on the date of election of TrueAccumulation – Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.
Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation – Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation – Highest Daily or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:

▪	The initial guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting initial guarantee amount is: $237,500 × (1 – [$7,500 / $177,500]), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

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The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 – $7,500 / $177,500), or $11,971.83.
Key Feature – Allocation of Account Value
TrueAccumulation uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under TrueAccumulation, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix D of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options.” In addition, you can request a copy of the AST bond portfolio prospectus by calling 1-866-695-2647.
For purposes of operating the TrueAccumulation formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. In the formula, we use the term “Transfer Account” to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated the formula and the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Account Value will transfer between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning TrueAccumulation – Highest Daily) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST

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bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
Beginning after May 7, 2010, we no longer permit new elections of TrueAccumulation – Highest Daily. If you currently participate in TrueAccumulation – Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation – Highest Daily.
If you wish, you may cancel TrueAccumulation – Highest Daily. Upon cancellation of TrueAccumulation – Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. You also should be aware that upon termination of TrueAccumulation – Highest Daily, you will lose all guarantees that you had accumulated under the benefit. Once TrueAccumulation – Highest Daily is cancelled you cannot re-elect it or another optional living benefit.
TrueAccumulation – Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation – Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation – Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.
Special Considerations under TrueAccumulation – Highest Daily
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.

▪
Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

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▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪	We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.
Charges under the Benefit
We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation – Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled “Summary of Contract Fees and Charges.”
OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION – HIGHEST DAILY
If you currently own an Annuity and have elected the TrueAccumulation – Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix D of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value. The cap can be referred to as “the 90% cap” or “the 90% cap rule” or “the 90% cap feature.”
As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the “Projected Future Guarantee” (as described above).
For purposes of operating the formula for TrueAccumulation – Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation – Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST

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bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

▪
Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.
It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).
Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

▪	Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation – Highest Daily benefit.
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The Guaranteed Minimum Income Benefit is no longer available for new elections.
The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the “Protected Income Value”) that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in Sub-account performance. There is an additional charge if you elected the GMIB benefit.

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Key Feature – Protected Income Value
The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable Tax Charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the “Protected Value” in the rider we issue for this benefit. The 5% annual growth rate is referred to as the “Roll-Up Percentage” in the rider we issue for this benefit.
The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins (“Maximum Protected Income Value”), minus the impact of any withdrawals (as described below in “Impact of Withdrawals on the Protected Income Value”) you make from your Annuity after the waiting period begins.

▪
Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

▪
Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant’s 80th birthday or the 7th anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

▪
Subject to the Maximum Protected Income Value, if you make an additional Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

▪
As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up the Protected Income Value – You may elect to “step-up” or “reset” your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.

▪
A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See “Tax Considerations” section in this prospectus for additional information on IRS requirements.

▪
The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.

▪	When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.

▪
If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

▪	A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

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Impact of Withdrawals on the Protected Income Value – Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a “dollar-for-dollar” basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a “dollar-for-dollar” basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.
The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

▪	The Maximum Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000 from $500,000.00 to $490,000.00).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The Protected Income Value is first reduced by the Remaining Limit (from $242,006.64 to $239,506.64);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($220,000 – $2,500, or $217,500).
The resulting Protected Income Value is: $239,506.64 × (1 – $7,500 / $217,500), or $231,247.79.

▪
The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 – $2,500 or $487,500,00) and by the same proportion as for the Protected Income Value ($487,500.00 X 0.9655 or $470,689.66).

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the Dollar-for-dollar Limit
A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).

▪	The Maximum Protected Income Value is also reduced by the amount withdrawn (i.e., by $10,000 from $470,689.66 to $460,689.66).

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).
Key Feature – GMIB Annuity Payments
You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin

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receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s or your 95th birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s 92nd birthday.
Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.
The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable Tax Charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as “age setbacks” (use of an age lower than the Annuitant’s actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.
On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.
GMIB Annuity Payment Option 1 – Payments for Life with a Certain Period
Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
GMIB Annuity Payment Option 2 – Payments for Joint Lives with a Certain Period
Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

▪
If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.

▪	If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.
You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.
Other Important Considerations
You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity’s Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.

▪	Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.

▪
Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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▪
If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.

▪	Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.

▪
At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity’s basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

Election of the Benefit
The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.
Termination of the Benefit
The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.
Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
Charges under the Benefit
Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity’s Account Value due to Sub-account performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.
The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
No charge applies after the Annuity Date.
TRUEINCOME
TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the “Protected Withdrawal Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options – one is designed to provide an annual withdrawal amount for life (the “Life Income Benefit”) and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the “Withdrawal Benefit”). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity

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anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

▪	If you elected TrueIncome at the time you purchased your Annuity, the Account Value was your initial Purchase Payment.

▪	For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.

▪	If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.
The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).
Step-Up of the Protected Withdrawal Value
You may elect to step-up your Protected Withdrawal Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Withdrawal Value.

▪	You are eligible to step-up the Protected Withdrawal Value on or after the 1st anniversary of the first withdrawal under TrueIncome

▪	The Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up
If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.
If you elected TrueIncome and have also elected the Auto Step-Up feature:

▪
the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by any amount

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the most recent step-up
If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.
Key Feature – Annual Income Amount under TrueIncome
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess

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Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
Key Feature – Annual Withdrawal Amount under the Withdrawal Benefit
The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (“Excess Withdrawal”), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.
TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

▪
If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

▪
If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

Examples of Withdrawals
The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.
The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 × 1.05(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).
Example 1. Dollar-for-dollar reduction
If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $10,000 = $8,550.
Annual Withdrawal Amount for future Annuity Years remains at $18,550.

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▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250.
Annual Income Amount for future Annuity Years remains at $13,250.

▪	Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000
Example 2. Dollar-for-dollar and proportional reductions

(a)	If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income × Annual Income Amount = $1,750/($263,000 – $13,250) × $13,250 = $93
Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

▪	Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)	If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Withdrawal Amount ($25,000 – $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

▪	Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal × Annual Withdrawal Amount = $6,450/($263,000 – $18,550) × $18,550 = $489
Annual Withdrawal Amount for future Annuity Years = $18,550 – $489 = $18,061

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($25,000 – $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income × Annual Income Amount = $11,750/($263,000 – $13,250) × $13,250 = $623.
Annual Income Amount for future Annuity Years = $13,250 – $623 = $12,627

▪
Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 – $18,550 = $6,450

▪
Proportional reduction = Excess Withdrawal/Account Value before Excess Withdrawal × Protected Withdrawal Value = $6,450/($263,000 – $18,550) × $246,450 = $6,503 Protected Withdrawal Value = $246,450 – max {$6,450, $6,503} = $239,947

Benefits Under TrueIncome

▪
If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal

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Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

(1)	apply your Account Value to any annuity option available; or

(2)	request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant’s death; or

(3)
request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant’s death or the date the Protected Withdrawal Value is depleted.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.

▪
Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
The basic Death Benefit will terminate if withdrawals taken under the TrueIncome benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of the Benefit
We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. If you cancel TrueIncome, you lose all guarantees under the benefit.
Termination of the Benefit
The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.
The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

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Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
TRUEINCOME – SPOUSAL
TrueIncome – Spousal is no longer being offered. TrueIncome – Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome – Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome – Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit guarantees until the later death of two natural persons that are each other’s spouses at the time of election of TrueIncome – Spousal and at the first death of one of them (the “Designated Lives”, each a “Designated Life”) the ability to withdraw an annual amount (“Spousal Life Income Benefit”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.
Key Feature – Initial Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome – Spousal. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect TrueIncome – Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).
Key Feature – Annual Income Amount under TrueIncome – Spousal
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome – Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome – Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.
Step-Up of Annual Income Amount
You may elect to step-up your Annual Income Amount if, due to positive Sub-account performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under TrueIncome – Spousal. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome – Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up adjusted for withdrawals within the current annuity year. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the

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Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome – Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome – Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.
Examples of withdrawals and step-up
The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome – Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome – Spousal or any other fees and charges.
The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).
Example 1. Dollar-for-dollar reduction
If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250.

▪	Annual Income Amount for future Annuity Years remains at $13,250
Example 2. Dollar-for-dollar and proportional reductions
If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Income Amount for current Annuity Year = $0

▪	Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces

▪	Annual Income Amount for future Annuity Years.

▪
Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income × Annual Income Amount = $1,750/($263,000 – $13,250) × $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

Example 3. Step-up of the Annual Income Amount
If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.
BENEFITS UNDER TRUEINCOME – SPOUSAL
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

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▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under TrueIncome – Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while TrueIncome – Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome – Spousal does not directly affect the Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome – Spousal. TrueIncome – Spousal provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
There may be circumstances where you will continue to be charged the full amount for TrueIncome – Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.

▪
In order for the Surviving Designated Life to continue TrueIncome – Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See “Spousal Designations”, and “Spousal Beneficiary – Assumption of Annuity” in this Prospectus.

▪
The Basic Death Benefit will terminate if withdrawals taken under the TrueIncome – Spousal benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome – Spousal benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit elections of TrueIncome – Spousal. – If you wish, you may cancel TrueIncome – Spousal, however you will not be permitted to re-elect it or elect any other living benefit. If you cancel the benefit, you lose all guarantees under the benefit.
TrueIncome – Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome – Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or

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▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome – Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Termination of the Benefit
The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.
The charge for TrueIncome – Spousal will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
TRUEINCOME – HIGHEST DAILY
TrueIncome – Highest Daily is no longer offered for new elections. The income benefit under TrueIncome – Highest Daily currently is based on a single “designated life” who is at least 55 years old on the date that the benefit was acquired. TrueIncome – Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome – Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.
The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the “Total Annual Income Amount”) equal to a percentage of an initial principal value (the “Total Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome – Highest Daily, and in Appendix C to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.
As discussed below, a key component of TrueIncome – Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value

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was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome – Highest Daily.
Key Feature – Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome – Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome – Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the “Current Valuation Day”), the Protected Withdrawal Value is equal to the greater of:

▪
the Protected Withdrawal Value for the immediately preceding Valuation Day (the “Prior Valuation Day”), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and

▪	the Account Value.
If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome – Highest Daily (which we refer to as the “Tenth Anniversary”), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.
The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

(a)	200% of the Account Value on the date you elected TrueIncome – Highest Daily;

(b)	200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome – Highest Daily; and

(c)	100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome – Highest Daily, but prior to the date of your first withdrawal.
We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while “excess” withdrawals (as described below) may decrease the Total Annual Income Amount.
Key Feature – Total Annual Income Amount under TrueIncome – Highest Daily
The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.
Under TrueIncome – Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount (“Excess Income”), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Any Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the

59

Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome – Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome – Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
TrueIncome – Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome – Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome – Highest Daily or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2006.

▪	TrueIncome – Highest Daily is elected on March 5, 2007.
Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Total Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Total Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).
Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and Purchase Payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2007	$118,000.00	$118,000.00	$5,900.00
August 6, 2007	$110,000.00	$112,885.55	$5,644.28
September 1, 2007	$112,000.00	$112,885.55	$5,644.28
December 1, 2007	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

▪
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year’s Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.
Benefits Under TrueIncome – Highest Daily

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome – Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, TrueIncome – Highest Daily terminates, and no additional payments will be made.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.
Other Important Considerations

▪	Withdrawals under TrueIncome – Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.

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▪
Withdrawals made while TrueIncome – Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
TrueIncome – Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome – Highest Daily. TrueIncome – Highest Daily provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

▪	You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.

▪
Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome – Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
The charge for TrueIncome – Highest Daily is 0.60% annually, assessed against the daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.

▪
The Basic Death Benefit will terminate if withdrawals taken under the TrueIncome – Highest Daily benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome – Highest Daily benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
For TrueIncome – Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.
Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome – Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome – Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
We no longer permit elections of TrueIncome – Highest Daily. If you wish, you may cancel TrueIncome – Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome – Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. If you cancel the benefit, you lose all guarantees under the benefit.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.
Upon termination of TrueIncome – Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

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Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected TrueIncome – Highest Daily; and

(b)	the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome – Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Mathematical Formula Component of TrueIncome – Highest Daily
As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome – Highest Daily. For purposes of this benefit, we refer to those Permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in TrueIncome – Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the “Benefit Fixed Rate Account”). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome – Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.
Under the formula component of TrueIncome – Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix C to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the mathematical formula, see the discussion regarding the 90% cap.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.
While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome – Highest Daily.
Depending on the results of the formula calculation we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or

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▪
If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

▪
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Total Protected Withdrawal Value;

▪	The amount of time TrueIncome – Highest Daily has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.
Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

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As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
Optional 90% Cap Rule Feature for the Formula Under TrueIncome – Highest Daily
The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.
If you currently own an Annuity and have elected the TrueIncome – Highest Daily, you can elect this feature which utilizes a mathematical formula. The formula is described below and will (if you elect it) replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The formula is found in Appendix C (page C-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.
Under the formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account (“90% cap” or “90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:

▪
March 19, 2009 – a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).

▪
Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix C will be the pre-determined mathematical formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

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Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.
Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% Cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% Cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your Annuity.
Important Considerations When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪	Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪
Because the charge for TrueIncome – Highest Daily is assessed against the daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

TRUEINCOME – HIGHEST DAILY 7
The income benefit under TrueIncome – Highest Daily 7 currently is based on a single “designated life” who is at least 55 years old on the date that the benefit is acquired. TrueIncome – Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome – Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome – Highest Daily 7.
TrueIncome – Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome – Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of TrueIncome – Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome – Highest Daily 7.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)	the Account Value.

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If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(a)	the Account Value; or

(b)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit;

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under TrueIncome – Highest Daily 7
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome – Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome – Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing

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your charge for TrueIncome – Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
TrueIncome – Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome – Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome – Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	TrueIncome – Highest Daily 7 benefit is elected on March 5, 2008

▪	The Annuitant was 70 years old when he/she elected TrueIncome – Highest Daily 7.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount–$6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and Purchase Payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

▪
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

▪
The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under TrueIncome – Highest Daily 7

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome – Highest Daily 7, and amounts are still payable under TrueIncome – Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome – Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)	request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.
We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

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Other Important Considerations

▪
Withdrawals under TrueIncome – Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while TrueIncome – Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome – Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome – Highest Daily 7. TrueIncome – Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by calling 1-866-695-2647.

▪
Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome – Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

▪
The fee for TrueIncome – Highest Daily 7 is 0.60% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome – Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the TrueIncome – Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome – Highest Daily 7 benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

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Election of and Designations under the Benefit
We no longer permit new elections of TrueIncome – Highest Daily 7.
For TrueIncome – Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.
Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome – Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome – Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
If you wish, you may cancel TrueIncome – Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome – Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome – Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected TrueIncome – Highest Daily 7; and

(b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome – Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).
Upon termination of TrueIncome – Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
Mathematical Formula Component of TrueIncome – Highest Daily 7
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome – Highest Daily 7. For purposes of the benefit, we refer to those Permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in TrueIncome – Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome – Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the

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Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome – Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome – Highest Daily 7 and existing Annuities that elect TrueIncome – Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome – Highest Daily 7.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time TrueIncome – Highest Daily 7 has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

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▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
Optional 90% Cap Rule Feature for Formula for TrueIncome – Highest Daily 7
The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.
If you currently own an Annuity and have elected TrueIncome – Highest Daily 7, you can elect this feature which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The mathematical formula is found in Appendix E (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% Cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account,

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and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix E will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Consideration When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

TRUEINCOME – SPOUSAL HIGHEST DAILY 7
TrueIncome – Spousal Highest Daily 7 is the spousal version of TrueIncome – Highest Daily 7. We no longer permit new elections of TrueIncome – Spousal Highest Daily 7. TrueIncome – Spousal Highest Daily 7 must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome – Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome – Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.
The benefit guarantees that until the later death of two natural persons who are each other’s spouses at the time of election of the benefit and at the first death of one of them (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome – Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules

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of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome – Spousal Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of TrueIncome – Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome – Spousal Highest Daily 7.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit;

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under TrueIncome – Spousal Highest Daily 7
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome – Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions)

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by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome – Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome – Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
TrueIncome – Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome – Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome – Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007.

▪	TrueIncome – Spousal Highest Daily 7 is elected on March 5, 2008.

▪	The youngest Designated Life was 70 years old when he/she elected TrueIncome – Spousal Highest Daily 7.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount – $6,000 less $2,500 = $3,500.

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Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and Purchase Payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

▪
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

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Benefits Under TrueIncome – Spousal Highest Daily 7

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome – Spousal Highest Daily 7, and amounts are still payable under TrueIncome – Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome – Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95th birthday, will be treated as annuity payments.

Other Important Considerations

▪
Withdrawals under TrueIncome – Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while TrueIncome – Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome – Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome – Spousal Highest Daily 7. TrueIncome – Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

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▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by calling 1-866-695-2647.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome – Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

▪
The fee for TrueIncome – Spousal Highest Daily 7 is 0.75% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome – Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the TrueIncome – Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome – Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit.
We no longer permit new elections of TrueIncome – Spousal Highest Daily 7. Elections of TrueIncome – Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome – Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 59  1/2 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59  1/2 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome – Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The

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non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
If you wish, you may cancel TrueIncome – Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome – Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome – Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected TrueIncome – Spousal Highest Daily 7; and

(b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome – Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).
Upon termination of TrueIncome – Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
Mathematical Formula Component of TrueIncome – Spousal Highest Daily 7
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome – Spousal Highest Daily 7. For purposes of the benefit, we refer to those Permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in TrueIncome – Spousal Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome – Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond

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Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome – Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome – Spousal Highest Daily 7 and existing Annuities that elect TrueIncome – Spousal Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome – Spousal Highest Daily 7.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time TrueIncome – Spousal Highest Daily 7 has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

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▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.
Optional 90% Cap Rule Feature for the Formula for TrueIncome – Spousal Highest Daily 7
The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.
If you currently own an Annuity and have elected TrueIncome – Spousal Highest Daily 7, you can elect this feature which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The formula is found in Appendix E of this prospectus (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or 90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of

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the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix E will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Consideration When Electing The Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

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DEATH BENEFIT
WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent.”
BASIC DEATH BENEFIT
Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments. (See “How are Purchase Credits Applied to My Account Value”.) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).
The basic Death Benefit is equal to the greater of:

▪	The sum of all Purchase Payments (and, for the X series, the amount of any Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.

▪	The sum of your Account Value in the Sub-accounts and the Fixed Rate Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).
“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.
OPTIONAL DEATH BENEFITS
One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. We reserve the right to cease offering any optional death benefit. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.
Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. However, with respect to the L Series, if not previously elected, the Combination 5% Roll-Up and HAV death benefit may be elected on the fifth Annuity anniversary and each Annuity anniversary thereafter, but not later than the tenth Annuity anniversary. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect TrueIncome – Spousal or TrueIncome – Spousal Highest Daily 7, you are not permitted to elect an optional Death Benefit. With respect to the X Series, under certain circumstances, each Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.
Investment Restrictions may apply if you elect certain optional death benefits. See the chart in the “Investment Options” section of the Prospectus for a list of investment options available and permitted with each benefit.
Combination 5% Roll-up and Highest Anniversary Value (“HAV”) Death Benefit
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.
Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown in "Investment Options". In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

1.	the basic Death Benefit described above; and

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2.	the Highest Anniversary Value Death Benefit described below, and

3.	5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

▪
all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner’s date of death;

MINUS

▪
the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

▪
the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

MINUS

▪	the sum of all withdrawals which reduce the 5% Roll-up proportionally.
In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.
Calculation of Highest Anniversary Value Death Benefit The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value as of the Owner’s date of death.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any Purchase Payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is not available if you elect any other optional Death Benefit or elect TrueIncome – Spousal or TrueIncome – Spousal Highest Daily 7.
See Appendix B for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.
Key Terms Used with the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:

▪
The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death Benefit is the later of the Annuity Anniversary on or after the 80th birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Anniversary Value equals the highest of all previous “Anniversary Values” less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series or as otherwise provided for under applicable State law) since such anniversary.

▪
The Anniversary Value is the Account Value as of each anniversary of the Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law).

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▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

HIGHEST DAILY VALUE DEATH BENEFIT (“HDV”)
The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.
If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.	the HDV as of the Owner’s date of death.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.
The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected TrueAccumulation – Highest Daily, TrueIncome – Highest Daily, TrueIncome – Spousal, TrueIncome – Highest Daily 7, TrueIncome – Spousal Highest Daily 7, or the Combination 5% Roll-up and Highest Anniversary Value Death Benefit.
See Appendix B for examples of how the Highest Daily Value Death Benefit is calculated.
Key Terms Used with the Highest Daily Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Daily Value Death Benefit is the later of an Annuity anniversary on or after the 80th birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Daily Value equals the highest of all previous “Daily Values” less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) since such date.

▪
The Daily Value is the Account Value as of the end of each Valuation Day. The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.
Annuities with Joint Owners
For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If

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the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.
Annuities Owned by Entities
For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.
Can I Terminate the Optional Death Benefits? Do the Optional Death Benefits terminate under other circumstances?
For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. If your Annuity Anniversary, at the time of election of the Combination 5% Roll-Up and HAV Death Benefit rider, falls on a non-business day, your rider will be added to your Contract on the next Valuation Day. If this occurs, we will compare your “Periodic Value” to your “Account Value” (each as defined in the rider) on that Valuation Day. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected the Combination 5% Roll-up and HAV Death Benefit, and, in addition, are taking withdrawals under a lifetime guaranteed minimum withdrawal benefit, this optional Death Benefit will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue unless the Annuity is continued by a spouse Beneficiary (see “Spousal Beneficiary – Assumption of Annuity,” below). Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.
What are the Charges for the Optional Death Benefits?
We deduct a charge equal to 0.50% per year of the daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.
Please refer to the section entitled “Tax Considerations” for additional considerations in relation to the optional Death Benefit.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.
If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
In the event of your death before the Annuity Date, the Death Benefit must be distributed:

▪	within five (5) years of the date of death (the “5 Year Deadline”); or

▪
as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.

Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other “qualified investment” that requires Minimum Distributions. Upon the Owner's death under an IRA or other “qualified investment”, a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.

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▪
If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31st of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the owner.

▪
If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31st of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary

▪
If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.

A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
Until withdrawn, amounts in an IRA or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.
Beneficiary Continuation Option
Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled “Payment of Death Benefit to Beneficiary” and “Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans.” This “Beneficiary Continuation Option” is described below and is only available for an IRA, Roth IRA, SEP IRA, or a nonqualified Annuity.
Under the Beneficiary Continuation Option:

▪	The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.

▪	The Owner’s Annuity contract will be continued in the Owner’s name, for the benefit of the beneficiary.

▪
The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the assets allocated to the Sub-accounts. For nonqualified and qualified Annuities, the charge is 1.00% per year.

▪
The beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

▪	The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.

▪	The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.

▪	The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.

▪	No Fixed Allocations or fixed interest rate options will be offered.

▪	No additional Purchase Payments can be applied to the Annuity.

▪	The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

▪	The beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of any applicable CDSC.

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▪
Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

▪
If the Beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.
Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.
Spousal Beneficiary – Assumption of Annuity
You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.
A surviving spouse’s ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see paragraph two under the “Tax Considerations” chapter). Please consult your tax or legal adviser for more information about such impact in your state.
EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).
Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner’s or Annuitant’s death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent’s date of death and ending on the date we receive Due Proof of Death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
WHEN DO YOU DETERMINE THE DEATH BENEFIT?
We determine the amount of the Death Benefit as of the date we receive “due proof of death”, any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. “Due proof of death” may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of “due proof of death” we automatically transfer the Death Benefit to the AST Government Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit is impacted by the Insurance Charge and may be subject to market fluctuations.

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VALUING YOUR INVESTMENT
HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome – Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the “Living Benefits – TrueIncome – Highest Daily” section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.
WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under “Glossary of Terms” above.
HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price.” The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.
EXAMPLE
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day.
There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request. We will not process any financial transactions involving purchase or redemption orders or transfers on days the NYSE is closed.
Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account. Neither will the amounts be reduced nor increased due to market fluctuations during that period.

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Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office in Good Order with satisfactory allocation instructions. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see “Living Benefits” for further information on additional purchase payments.
Scheduled Transactions: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in “When Do You Process And Value Transactions?”
Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.
We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.
Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value.
Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern Time) to be processed on the current Valuation Day. The “cut-off” time for such financial transactions involving a ProFunds VP Sub-account will be extended to   1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern Time). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable “cut-off” time and 4:00 p.m. Eastern Time. Owners attempting to process a purchase order or transfer request between the applicable “cut-off” time and 4:00 p.m. Eastern Time, are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the “cut-off” message may process a purchase order or transfer request up until 4:00 p.m. Eastern Time on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. Eastern Time will be treated as received by us on the next Valuation Day.

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TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. You should consult with a qualified tax adviser for complete information and advice.
Generally, the cost basis in an Annuity not associated with a tax-favored retirement plan is the amount you pay into your Annuity, or into Annuities exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the Annuity are treated as a partial withdrawal from the Annuity and will be reported as such to the Annuity Owner.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.

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Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
Individuals may partially annuitize their Nonqualified Annuity if the contract so permits. The tax law allows for a portion of a nonqualified Annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the Annuity is treated as a separate Annuity for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
Tax Penalty for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled;

▪
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

▪
the amount received is paid under an immediate Annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
After you elect an Annuity Payout Option, you are not eligible for a tax-free exchange under Section 1035.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
The Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

▪	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

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▪
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

▪
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control . In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts of an Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if

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in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:

▪	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

▪	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

▪	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

▪	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

▪	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

▪	Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
You may establish an advisory fee deduction program for a qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable. Advisory fee deduction programs are not permitted if the Annuity has a living benefit. Charges for investment advisory fees that are taken from a qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA

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contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2019 the contribution limit is $6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

▪	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

▪	Your rights as Owner are non-forfeitable;

▪	You cannot sell, assign or pledge the Annuity;

▪	The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

▪	The date on which required minimum distributions must begin cannot be later than April 1 st of the calendar year after the calendar year you turn age 70½; and

▪	Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

▪	A 10% early withdrawal penalty described below;

▪	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

▪	Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

▪
If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $56,000 in 2019, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2019, this limit is $280,000;

▪	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

▪
SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals up to $19,000 in 2019 with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2019. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

▪	Contributions to a Roth IRA cannot be deducted from your gross income;

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▪
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

▪
If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70½, and distributions are not required to begin upon attaining such age or at any time thereafter.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution penalty).
The Code also permits the recharacterization of amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $19,000 in 2019. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2019. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

▪	Your attainment of age 59½;

▪	Your severance of employment;

▪	Your death;

▪	Your total and permanent disability; or

▪	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

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Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether that Beneficiary is your surviving spouse.

▪
If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31 st of the year including the five-year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated Beneficiary (as long as payments begin by December 31 st of the year following the year of death). However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31 st of the year following the year of death or December 31 st of the year in which you would have reached age 70½, whichever is later. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the Annuity may be continued with your spouse as the Owner. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

▪
If you die before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31 st of the year including the five-year anniversary of the date of death. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31 st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

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▪
If you die before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31 st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.

A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
Tax Penalty for Early Withdrawals from a Qualified Annuity You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled; or

▪
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

▪	For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions

▪	If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and

▪	For all other distributions, we will withhold at a 10% rate.
We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax. There may be additional state income tax withholding requirements.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

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Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans – Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

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GENERAL INFORMATION
HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and automatic rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means. Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
WHAT IS ALLSTATE LIFE?
Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
On June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Allstate Life Insurance Company delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered “service providers” as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2018, consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
National Financial Services (NFS)	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
NEPS, LLC	Composition, printing, and mailing of contracts and benefit documents	12 Manor Parkway, Salem, NH 03079
Open Text, Inc	Fax Services	100 Tri-State International Parkway Licolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation (DTCC)	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Venio LLC d/b/a Keane	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030
WHAT IS THE SEPARATE ACCOUNT?
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account.

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The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.
In addition to the rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:

▪	offer new Sub-accounts, eliminate Sub-Accounts, substitute Sub-accounts or combine Sub-accounts;

▪	close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;

▪	combine the Separate Account with other “unitized” separate accounts;

▪	deregister the Separate Account under the Investment Company Act of 1940;

▪	manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;

▪
make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;

▪	establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account; and

▪	to the extent dictated by any underlying portfolio, impose a redemption fee or restrict transfers within any Sub-account.
We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available money market fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a money market fund for any continued and future investments.
CYBER SECURITY RISKS. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally

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owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MATERIAL CONFLICTS
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
SERVICE FEES
Allstate Life and our affiliates receive substantial payments from certain underlying portfolios and/or related entities. Those payments may include Rule 12b-1 fees, administrative services fees and “revenue sharing” payments. Rule 12b-1 fees compensate our affiliated principal underwriter for a variety of services, including distribution services. Allstate Life receives administrative services fees with respect to both affiliated and unaffiliated portfolios. Administrative services fees compensate us for providing administrative services with respect to Owners invested indirectly in the portfolio, including recordkeeping services and the mailing of prospectuses and reports. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see “What is Allstate Life”), certain administrative fees are payable to PICA from Allstate Life.
Allstate Life may also receive “revenue sharing” payments, which are payments from investment advisers or other service providers to the portfolios. Some fees, such as Rule 12b-1 fees, are paid directly by the portfolio. Some fees are paid by entities that provide services to the portfolios. The existence of these payments may increase the overall cost of investing in the portfolios. Because these payments are made to Allstate Life, allocations you make to the underlying portfolios benefit us financially. In selecting portfolios available under the Annuity, we consider the payments made to us.
The Rule 12b-1 fee compensates us and our affiliates for shareholder servicing, administrative, distribution and other services. We also receive “revenue sharing” payments from the advisers to the underlying portfolios. As of March 1, 2018, the maximum combined fees and revenue sharing payments we receive with respect to a portfolio are equal to an annual rate of 0.55% of the average assets allocated to the portfolio under the Annuity (in certain cases, however, this amount may be equal to an annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments.
Please see the table entitled “Underlying Mutual Fund Portfolio Annual Expenses” for a listing of the Portfolios and any applicable 12b-1 fees.
WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?
Allstate Distributors, L.L.C. (“Allstate Distributors”), located at 3075 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities. Annuities also may

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be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.
From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.
In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively “firms”) under which the firm will provide marketing and distribution support services.
The general types of payments that we make are:

▪	Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.

▪	Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.

▪
Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.
We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
Name of Firm:
Morgan Stanley
LPL Financial Services
UBS Financial Services
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.
Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments

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and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.
ADMINISTRATION
We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.
We provide the following administrative services, among others:

▪	maintenance of Annuity owner records;

▪	Annuity owner services;

▪	calculation of Unit Values;

▪	maintenance of the Separate Account; and

▪	preparation of Annuity owner reports.
We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.
We provide information about cyber security risks associated with this Annuity in the Statement of Additional information. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
FINANCIAL STATEMENTS
The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.
HOW TO CONTACT US
You can contact us by:

▪	calling our Customer Service Team at 1-866-695-2647 during our normal business hours.

▪
writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

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Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.
LEGAL MATTERS
All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life’s right to issue such Annuities under Illinois law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

▪	Additions, Deletions or Substitutions of Investments

▪	The Annuities

▪	Company

▪	Principal Underwriter

▪	Cyber Security Risks

▪	Determination of Accumulation Unit Values

▪	General Matters

▪	Experts

▪	Financial Statements

▪	Appendix A – Accumulation Unit Values

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APPENDIX A – ACCUMULATION UNIT VALUES

Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

A-1

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.04729	$8.66404	162,361
01/01/2010 to 12/31/2010	$8.66404	$9.59022	162,732
01/01/2011 to 12/31/2011	$9.59022	$9.22913	151,623
01/01/2012 to 12/31/2012	$9.22913	$10.27056	144,671
01/01/2013 to 12/31/2013	$10.27056	$11.16634	119,983
01/01/2014 to 12/31/2014	$11.16634	$11.46077	105,866
01/01/2015 to 12/31/2015	$11.46077	$10.96567	58,827
01/01/2016 to 12/31/2016	$10.96567	$11.52789	42,319
01/01/2017 to 12/31/2017	$11.52789	$12.83114	15,846
01/01/2018 to 12/31/2018	$12.83114	$11.65239	11,220
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.29212	$9.09791	55,878
01/01/2010 to 12/31/2010	$9.09791	$10.22707	47,164
01/01/2011 to 12/31/2011	$10.22707	$10.12211	38,899
01/01/2012 to 12/31/2012	$10.12211	$11.37259	40,074
01/01/2013 to 12/31/2013	$11.37259	$13.10461	39,244
01/01/2014 to 12/31/2014	$13.10461	$13.74671	35,435
01/01/2015 to 12/31/2015	$13.74671	$13.69936	23,000
01/01/2016 to 12/31/2016	$13.69936	$14.50607	21,536
01/01/2017 to 12/31/2017	$14.50607	$16.76879	20,707
01/01/2018 to 12/31/2018	$16.76879	$15.60116	24,504
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99906	$10.14031	0
01/01/2014 to 12/31/2014	$10.14031	$9.71144	0
01/01/2015 to 12/31/2015	$9.71144	$8.11036	0
01/01/2016 to 12/31/2016	$8.11036	$9.08997	0
01/01/2017 to 12/31/2017	$9.08997	$12.12755	0
01/01/2018 to 12/31/2018	$12.12755	$9.71612	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99906	$11.67855	0
01/01/2014 to 12/31/2014	$11.67855	$13.06612	0
01/01/2015 to 12/31/2015	$13.06612	$13.14041	0
01/01/2016 to 12/31/2016	$13.14041	$14.38141	0
01/01/2017 to 12/31/2017	$14.38141	$17.36511	0
01/01/2018 to 12/31/2018	$17.36511	$15.77004	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.37829	$8.99364	401,570
01/01/2010 to 12/31/2010	$8.99364	$9.98615	441,535
01/01/2011 to 12/31/2011	$9.98615	$9.75252	383,951
01/01/2012 to 12/31/2012	$9.75252	$10.84420	383,277
01/01/2013 to 12/31/2013	$10.84420	$12.61267	381,409
01/01/2014 to 12/31/2014	$12.61267	$13.28221	356,703
01/01/2015 to 12/31/2015	$13.28221	$13.19348	245,419
01/01/2016 to 12/31/2016	$13.19348	$13.86502	210,308
01/01/2017 to 12/31/2017	$13.86502	$15.75074	200,731
01/01/2018 to 12/31/2018	$15.75074	$14.80215	116,430

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99906	$9.19889	0
01/01/2012 to 12/31/2012	$9.19889	$10.17588	0
01/01/2013 to 12/31/2013	$10.17588	$11.15182	0
01/01/2014 to 12/31/2014	$11.15182	$11.56452	0
01/01/2015 to 12/31/2015	$11.56452	$11.08991	0
01/01/2016 to 12/31/2016	$11.08991	$11.72697	0
01/01/2017 to 12/31/2017	$11.72697	$13.05592	0
01/01/2018 to 12/31/2018	$13.05592	$12.22521	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.36432	$11.29446	8,579
01/01/2010 to 12/31/2010	$11.29446	$11.60112	6,525
01/01/2011 to 12/31/2011	$11.60112	$11.72701	6,524
01/01/2012 to 12/31/2012	$11.72701	$12.13766	6,961
01/01/2013 to 12/31/2013	$12.13766	$11.73863	6,197
01/01/2014 to 12/31/2014	$11.73863	$11.59357	6,197
01/01/2015 to 12/31/2015	$11.59357	$11.51707	5,758
01/01/2016 to 12/31/2016	$11.51707	$11.57288	5,757
01/01/2017 to 12/31/2017	$11.57288	$11.63645	5,448
01/01/2018 to 12/31/2018	$11.63645	$11.58931	4,496
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.27050	$11.83164	4,769
01/01/2010 to 12/31/2010	$11.83164	$12.59972	3,804
01/01/2011 to 12/31/2011	$12.59972	$12.85227	3,699
01/01/2012 to 12/31/2012	$12.85227	$13.89031	4,865
01/01/2013 to 12/31/2013	$13.89031	$13.47988	4,768
01/01/2014 to 12/31/2014	$13.47988	$13.89021	4,208
01/01/2015 to 12/31/2015	$13.89021	$13.44255	2,841
01/01/2016 to 12/31/2016	$13.44255	$13.85166	2,745
01/01/2017 to 12/31/2017	$13.85166	$14.29160	2,654
01/01/2018 to 12/31/2018	$14.29160	$14.03477	2,556
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.71665	$8.32218	224,296
01/01/2010 to 12/31/2010	$8.32218	$9.32780	229,929
01/01/2011 to 12/31/2011	$9.32780	$8.99788	182,441
01/01/2012 to 12/31/2012	$8.99788	$10.11600	176,273
01/01/2013 to 12/31/2013	$10.11600	$12.26901	179,602
01/01/2014 to 12/31/2014	$12.26901	$12.97782	142,985
01/01/2015 to 12/31/2015	$12.97782	$12.89850	80,011
01/01/2016 to 12/31/2016	$12.89850	$13.62367	73,935
01/01/2017 to 12/31/2017	$13.62367	$15.87856	63,347
01/01/2018 to 12/31/2018	$15.87856	$14.72087	78,623
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99906	$11.71489	0
01/01/2014 to 12/31/2014	$11.71489	$13.15779	0
01/01/2015 to 12/31/2015	$13.15779	$12.54334	0
01/01/2016 to 12/31/2016	$12.54334	$14.24770	0
01/01/2017 to 12/31/2017	$14.24770	$16.67814	0
01/01/2018 to 12/31/2018	$16.67814	$15.70158	0

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.02842	$7.86267	776
01/01/2010 to 12/31/2010	$7.86267	$10.00349	670
01/01/2011 to 12/31/2011	$10.00349	$10.54152	641
01/01/2012 to 12/31/2012	$10.54152	$12.02085	2,807
01/01/2013 to 12/31/2013	$12.02085	$12.25636	3,830
01/01/2014 to 12/31/2014	$12.25636	$15.86253	3,414
01/01/2015 to 12/31/2015	$15.86253	$16.44160	1,302
01/01/2016 to 12/31/2016	$16.44160	$17.03730	34
01/01/2017 to 12/31/2017	$17.03730	$17.89575	20
01/01/2018 to 12/31/2018	$17.89575	$16.84980	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.76922	$8.28818	92,377
01/01/2010 to 12/31/2010	$8.28818	$9.37069	93,062
01/01/2011 to 12/31/2011	$9.37069	$9.12472	71,142
01/01/2012 to 12/31/2012	$9.12472	$9.98014	75,969
01/01/2013 to 12/31/2013	$9.98014	$11.32281	75,836
01/01/2014 to 12/31/2014	$11.32281	$11.54672	67,254
01/01/2015 to 12/31/2015	$11.54672	$11.52834	56,241
01/01/2016 to 12/31/2016	$11.52834	$11.88206	50,667
01/01/2017 to 12/31/2017	$11.88206	$13.68200	49,066
01/01/2018 to 12/31/2018	$13.68200	$12.47789	41,756
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12807	$8.18487	184
01/01/2010 to 12/31/2010	$8.18487	$9.72608	88
01/01/2011 to 12/31/2011	$9.72608	$9.13094	62
01/01/2012 to 12/31/2012	$9.13094	$11.44638	62
01/01/2013 to 12/31/2013	$11.44638	$11.80801	56
01/01/2014 to 12/31/2014	$11.80801	$13.29897	51
01/01/2015 to 12/31/2015	$13.29897	$13.13576	51
01/01/2016 to 12/31/2016	$13.13576	$13.10260	31
01/01/2017 to 12/31/2017	$13.10260	$14.36392	19
01/01/2018 to 12/31/2018	$14.36392	$13.53088	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99845	$7.06817	311
01/01/2010 to 12/31/2010	$7.06817	$7.88820	310
01/01/2011 to 12/31/2011	$7.88820	$7.36820	310
01/01/2012 to 12/31/2012	$7.36820	$8.71688	702
01/01/2013 to 12/31/2013	$8.71688	$11.50818	701
01/01/2014 to 12/31/2014	$11.50818	$12.87128	700
01/01/2015 to 12/31/2015	$12.87128	$12.13667	1,047
01/01/2016 to 12/31/2016	$12.13667	$13.38355	1,009
01/01/2017 to 12/31/2017	$13.38355	$14.52115	950
01/01/2018 to 12/31/2018	$14.52115	$13.13084	945
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.11692	$9.49991	4,122
01/01/2010 to 12/31/2010	$9.49991	$11.25373	2,552
01/01/2011 to 12/31/2011	$11.25373	$10.79456	2,541
01/01/2012 to 12/31/2012	$10.79456	$12.76459	2,481
01/01/2013 to 12/31/2013	$12.76459	$16.68153	2,443
01/01/2014 to 12/31/2014	$16.68153	$18.39269	2,415
01/01/2015 to 12/31/2015	$18.39269	$17.14953	4,675
01/01/2016 to 12/31/2016	$17.14953	$17.23348	4,634
01/01/2017 to 12/31/2017	$17.23348	$21.65338	4,587
01/01/2018 to 12/31/2018	$21.65338	$20.47470	3,573

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.64236	$9.32195	18,866
01/01/2010 to 12/31/2010	$9.32195	$10.28467	20,521
01/01/2011 to 12/31/2011	$10.28467	$10.11619	19,462
01/01/2012 to 12/31/2012	$10.11619	$11.01402	19,494
01/01/2013 to 12/31/2013	$11.01402	$11.95797	19,432
01/01/2014 to 12/31/2014	$11.95797	$12.29953	16,822
01/01/2015 to 12/31/2015	$12.29953	$12.04903	14,963
01/01/2016 to 12/31/2016	$12.04903	$12.53823	14,914
01/01/2017 to 12/31/2017	$12.53823	$13.91845	14,871
01/01/2018 to 12/31/2018	$13.91845	$12.78808	14,830
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.65765	$9.60302	273
01/01/2010 to 12/31/2010	$9.60302	$12.03485	273
01/01/2011 to 12/31/2011	$12.03485	$12.05293	273
01/01/2012 to 12/31/2012	$12.05293	$13.78510	273
01/01/2013 to 12/31/2013	$13.78510	$18.91753	273
01/01/2014 to 12/31/2014	$18.91753	$20.04839	273
01/01/2015 to 12/31/2015	$20.04839	$18.73111	273
01/01/2016 to 12/31/2016	$18.73111	$23.02040	273
01/01/2017 to 12/31/2017	$23.02040	$25.53278	0
01/01/2018 to 12/31/2018	$25.53278	$21.69060	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.28948	$10.19718	52,935
01/01/2010 to 12/31/2010	$10.19718	$10.08379	47,921
01/01/2011 to 12/31/2011	$10.08379	$9.97110	16,545
01/01/2012 to 12/31/2012	$9.97110	$9.85785	3,540
01/01/2013 to 12/31/2013	$9.85785	$9.74513	3,477
01/01/2014 to 12/31/2014	$9.74513	$9.63457	3,409
01/01/2015 to 12/31/2015	$9.63457	$9.52497	3,337
01/01/2016 to 12/31/2016	$9.52497	$9.41628	16,053
01/01/2017 to 12/31/2017	$9.41628	$9.34106	15,992
01/01/2018 to 12/31/2018	$9.34106	$9.35421	2,650
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.76519	$10.40605	3,305
01/01/2010 to 12/31/2010	$10.40605	$11.67638	3,923
01/01/2011 to 12/31/2011	$11.67638	$11.90986	2,207
01/01/2012 to 12/31/2012	$11.90986	$13.40777	4,114
01/01/2013 to 12/31/2013	$13.40777	$14.20691	5,239
01/01/2014 to 12/31/2014	$14.20691	$14.40442	4,676
01/01/2015 to 12/31/2015	$14.40442	$13.73298	2,747
01/01/2016 to 12/31/2016	$13.73298	$15.66715	1,356
01/01/2017 to 12/31/2017	$15.66715	$16.64659	1,275
01/01/2018 to 12/31/2018	$16.64659	$16.12918	1,296
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.54292	$6.54479	81
01/01/2010 to 12/31/2010	$6.54479	$7.32164	81
01/01/2011 to 12/31/2011	$7.32164	$6.93554	81
01/01/2012 to 12/31/2012	$6.93554	$8.01436	748
01/01/2013 to 12/31/2013	$8.01436	$11.08139	748
01/01/2014 to 12/31/2014	$11.08139	$12.46119	748
01/01/2015 to 12/31/2015	$12.46119	$11.35393	80
01/01/2016 to 12/31/2016	$11.35393	$13.45705	80
01/01/2017 to 12/31/2017	$13.45705	$15.85754	80
01/01/2018 to 12/31/2018	$15.85754	$13.45754	80

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.45945	$7.30192	7,773
01/01/2010 to 12/31/2010	$7.30192	$8.26529	5,284
01/01/2011 to 12/31/2011	$8.26529	$7.11529	5,027
01/01/2012 to 12/31/2012	$7.11529	$8.46677	4,504
01/01/2013 to 12/31/2013	$8.46677	$9.96541	4,058
01/01/2014 to 12/31/2014	$9.96541	$9.30767	3,831
01/01/2015 to 12/31/2015	$9.30767	$9.49135	3,741
01/01/2016 to 12/31/2016	$9.49135	$9.02895	3,612
01/01/2017 to 12/31/2017	$9.02895	$12.08856	3,328
01/01/2018 to 12/31/2018	$12.08856	$10.35717	3,263
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.81109	$7.49706	7,244
01/01/2010 to 12/31/2010	$7.49706	$8.23313	5,466
01/01/2011 to 12/31/2011	$8.23313	$7.11811	5,147
01/01/2012 to 12/31/2012	$7.11811	$8.21051	4,864
01/01/2013 to 12/31/2013	$8.21051	$9.69715	4,500
01/01/2014 to 12/31/2014	$9.69715	$8.94416	4,334
01/01/2015 to 12/31/2015	$8.94416	$8.91464	4,264
01/01/2016 to 12/31/2016	$8.91464	$8.86450	4,224
01/01/2017 to 12/31/2017	$8.86450	$10.76306	3,239
01/01/2018 to 12/31/2018	$10.76306	$8.92305	2,668
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.16465	$8.97192	8,886
01/01/2010 to 12/31/2010	$8.97192	$10.09536	8,031
01/01/2011 to 12/31/2011	$10.09536	$9.92368	7,684
01/01/2012 to 12/31/2012	$9.92368	$11.14318	7,907
01/01/2013 to 12/31/2013	$11.14318	$12.80990	7,540
01/01/2014 to 12/31/2014	$12.80990	$13.47001	7,197
01/01/2015 to 12/31/2015	$13.47001	$13.17720	6,936
01/01/2016 to 12/31/2016	$13.17720	$13.70696	6,246
01/01/2017 to 12/31/2017	$13.70696	$15.84893	5,694
01/01/2018 to 12/31/2018	$15.84893	$14.51257	13,125
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.00813	$8.07094	3,323
01/01/2010 to 12/31/2010	$8.07094	$8.55118	2,691
01/01/2011 to 12/31/2011	$8.55118	$7.68046	2,690
01/01/2012 to 12/31/2012	$7.68046	$9.25655	2,690
01/01/2013 to 12/31/2013	$9.25655	$10.55689	2,478
01/01/2014 to 12/31/2014	$10.55689	$9.77241	2,477
01/01/2015 to 12/31/2015	$9.77241	$9.39116	2,477
01/01/2016 to 12/31/2016	$9.39116	$9.46373	2,477
01/01/2017 to 12/31/2017	$9.46373	$12.12875	2,449
01/01/2018 to 12/31/2018	$12.12875	$9.89548	1,915
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.91296	$9.54542	86,266
01/01/2010 to 12/31/2010	$9.54542	$10.12750	86,650
01/01/2011 to 12/31/2011	$10.12750	$10.03567	72,531
01/01/2012 to 12/31/2012	$10.03567	$10.98486	77,204
01/01/2013 to 12/31/2013	$10.98486	$12.05798	72,803
01/01/2014 to 12/31/2014	$12.05798	$12.57013	67,177
01/01/2015 to 12/31/2015	$12.57013	$12.40442	50,465
01/01/2016 to 12/31/2016	$12.40442	$12.73410	47,852
01/01/2017 to 12/31/2017	$12.73410	$14.11796	45,973
01/01/2018 to 12/31/2018	$14.11796	$13.24100	40,384

A-6

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08445	$10.29762	0
01/01/2010 to 12/31/2010	$10.29762	$11.33242	0
01/01/2011 to 12/31/2011	$11.33242	$11.27775	0
01/01/2012 to 12/31/2012	$11.27775	$12.84242	0
01/01/2013 to 12/31/2013	$12.84242	$17.32960	0
01/01/2014 to 12/31/2014	$17.32960	$18.76054	0
01/01/2015 to 12/31/2015	$18.76054	$20.51919	0
01/01/2016 to 12/31/2016	$20.51919	$19.98894	0
01/01/2017 to 12/31/2017	$19.98894	$26.84244	0
01/01/2018 to 12/31/2018	$26.84244	$26.10767	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.04393	$7.75328	3,740
01/01/2010 to 12/31/2010	$7.75328	$9.17913	2,129
01/01/2011 to 12/31/2011	$9.17913	$8.99191	2,129
01/01/2012 to 12/31/2012	$8.99191	$9.97977	2,129
01/01/2013 to 12/31/2013	$9.97977	$13.47838	2,129
01/01/2014 to 12/31/2014	$13.47838	$14.73592	3,730
01/01/2015 to 12/31/2015	$14.73592	$16.03537	3,693
01/01/2016 to 12/31/2016	$16.03537	$16.73712	3,623
01/01/2017 to 12/31/2017	$16.73712	$22.00571	2,779
01/01/2018 to 12/31/2018	$22.00571	$21.16914	2,235
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.82398	$8.87186	3,779
01/01/2010 to 12/31/2010	$8.87186	$9.82742	3,159
01/01/2011 to 12/31/2011	$9.82742	$9.41130	3,159
01/01/2012 to 12/31/2012	$9.41130	$11.45123	3,158
01/01/2013 to 12/31/2013	$11.45123	$14.44916	2,951
01/01/2014 to 12/31/2014	$14.44916	$14.80317	2,951
01/01/2015 to 12/31/2015	$14.80317	$14.42023	2,950
01/01/2016 to 12/31/2016	$14.42023	$15.27027	2,950
01/01/2017 to 12/31/2017	$15.27027	$18.69594	2,256
01/01/2018 to 12/31/2018	$18.69594	$16.71645	1,733
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.79479	$8.35007	1,883
01/01/2010 to 12/31/2010	$8.35007	$9.31039	1,717
01/01/2011 to 12/31/2011	$9.31039	$9.14986	1,562
01/01/2012 to 12/31/2012	$9.14986	$10.59102	1,350
01/01/2013 to 12/31/2013	$10.59102	$14.31382	1,256
01/01/2014 to 12/31/2014	$14.31382	$15.38335	241
01/01/2015 to 12/31/2015	$15.38335	$16.30757	215
01/01/2016 to 12/31/2016	$16.30757	$16.43038	215
01/01/2017 to 12/31/2017	$16.43038	$21.23190	190
01/01/2018 to 12/31/2018	$21.23190	$21.44018	161
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.73621	$7.97581	2,306
01/01/2010 to 12/31/2010	$7.97581	$9.73300	2,066
01/01/2011 to 12/31/2011	$9.73300	$9.38326	1,822
01/01/2012 to 12/31/2012	$9.38326	$10.86517	1,567
01/01/2013 to 12/31/2013	$10.86517	$15.25372	1,012
01/01/2014 to 12/31/2014	$15.25372	$17.22902	868
01/01/2015 to 12/31/2015	$17.22902	$16.07277	819
01/01/2016 to 12/31/2016	$16.07277	$18.78676	798
01/01/2017 to 12/31/2017	$18.78676	$21.13439	699
01/01/2018 to 12/31/2018	$21.13439	$17.45710	665

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99906	$10.35995	0
01/01/2013 to 12/31/2013	$10.35995	$12.17922	0
01/01/2014 to 12/31/2014	$12.17922	$12.65924	0
01/01/2015 to 12/31/2015	$12.65924	$12.35972	0
01/01/2016 to 12/31/2016	$12.35972	$12.74735	0
01/01/2017 to 12/31/2017	$12.74735	$14.68100	0
01/01/2018 to 12/31/2018	$14.68100	$13.31202	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58716	$9.19744	840
01/01/2010 to 12/31/2010	$9.19744	$11.11757	840
01/01/2011 to 12/31/2011	$11.11757	$8.76309	839
01/01/2012 to 12/31/2012	$8.76309	$10.21646	839
01/01/2013 to 12/31/2013	$10.21646	$10.12275	839
01/01/2014 to 12/31/2014	$10.12275	$9.53887	839
01/01/2015 to 12/31/2015	$9.53887	$7.85290	838
01/01/2016 to 12/31/2016	$7.85290	$8.72333	838
01/01/2017 to 12/31/2017	$8.72333	$10.89909	0
01/01/2018 to 12/31/2018	$10.89909	$9.26088	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.37223	$9.93547	267,217
01/01/2010 to 12/31/2010	$9.93547	$10.86073	199,660
01/01/2011 to 12/31/2011	$10.86073	$10.84414	201,755
01/01/2012 to 12/31/2012	$10.84414	$11.83281	196,725
01/01/2013 to 12/31/2013	$11.83281	$12.77568	183,822
01/01/2014 to 12/31/2014	$12.77568	$13.35962	167,754
01/01/2015 to 12/31/2015	$13.35962	$13.22647	142,710
01/01/2016 to 12/31/2016	$13.22647	$13.79867	135,386
01/01/2017 to 12/31/2017	$13.79867	$15.02388	128,645
01/01/2018 to 12/31/2018	$15.02388	$14.43019	106,539
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01898	$10.07969	0
01/01/2012 to 12/31/2012	$10.07969	$10.67336	0
01/01/2013 to 12/31/2013	$10.67336	$10.30789	0
01/01/2014 to 12/31/2014	$10.30789	$10.80814	0
01/01/2015 to 12/31/2015	$10.80814	$10.65643	0
01/01/2016 to 12/31/2016	$10.65643	$10.97875	0
01/01/2017 to 12/31/2017	$10.97875	$11.46960	0
01/01/2018 to 12/31/2018	$11.46960	$11.24609	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.20652	$7.72964	129,860
01/01/2010 to 12/31/2010	$7.72964	$9.09506	91,152
01/01/2011 to 12/31/2011	$9.09506	$8.43269	82,499
01/01/2012 to 12/31/2012	$8.43269	$9.41367	81,385
01/01/2013 to 12/31/2013	$9.41367	$10.89111	75,616
01/01/2014 to 12/31/2014	$10.89111	$11.75743	67,441
01/01/2015 to 12/31/2015	$11.75743	$11.55237	174,336
01/01/2016 to 12/31/2016	$11.55237	$12.57400	158,532
01/01/2017 to 12/31/2017	$12.57400	$14.43217	177,376
01/01/2018 to 12/31/2018	$14.43217	$13.18326	144,289

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99906	$11.71818	0
01/01/2014 to 12/31/2014	$11.71818	$13.35049	0
01/01/2015 to 12/31/2015	$13.35049	$13.40220	0
01/01/2016 to 12/31/2016	$13.40220	$14.68818	0
01/01/2017 to 12/31/2017	$14.68818	$17.63056	0
01/01/2018 to 12/31/2018	$17.63056	$16.18237	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.91991	$7.12963	2,947
01/01/2010 to 12/31/2010	$7.12963	$8.10916	2,613
01/01/2011 to 12/31/2011	$8.10916	$8.29406	2,612
01/01/2012 to 12/31/2012	$8.29406	$9.74149	2,611
01/01/2013 to 12/31/2013	$9.74149	$12.75362	1,712
01/01/2014 to 12/31/2014	$12.75362	$14.77872	1,711
01/01/2015 to 12/31/2015	$14.77872	$15.06034	1,710
01/01/2016 to 12/31/2016	$15.06034	$17.09954	1,710
01/01/2017 to 12/31/2017	$17.09954	$20.66685	1,594
01/01/2018 to 12/31/2018	$20.66685	$18.75167	1,312
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99906	$8.93102	0
01/01/2012 to 12/31/2012	$8.93102	$9.99096	0
01/01/2013 to 12/31/2013	$9.99096	$12.08950	0
01/01/2014 to 12/31/2014	$12.08950	$12.72880	0
01/01/2015 to 12/31/2015	$12.72880	$12.60280	0
01/01/2016 to 12/31/2016	$12.60280	$13.24721	0
01/01/2017 to 12/31/2017	$13.24721	$15.47907	0
01/01/2018 to 12/31/2018	$15.47907	$14.30300	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.37227	$8.99302	63,771
01/01/2010 to 12/31/2010	$8.99302	$9.95023	62,495
01/01/2011 to 12/31/2011	$9.95023	$9.65844	60,327
01/01/2012 to 12/31/2012	$9.65844	$10.53009	60,763
01/01/2013 to 12/31/2013	$10.53009	$11.70512	34,338
01/01/2014 to 12/31/2014	$11.70512	$12.16660	30,149
01/01/2015 to 12/31/2015	$12.16660	$12.00813	22,588
01/01/2016 to 12/31/2016	$12.00813	$12.44329	17,382
01/01/2017 to 12/31/2017	$12.44329	$14.29885	17,011
01/01/2018 to 12/31/2018	$14.29885	$13.01811	14,672
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.65876	$7.42159	591
01/01/2010 to 12/31/2010	$7.42159	$9.72516	526
01/01/2011 to 12/31/2011	$9.72516	$8.35392	733
01/01/2012 to 12/31/2012	$8.35392	$9.91658	634
01/01/2013 to 12/31/2013	$9.91658	$13.80471	551
01/01/2014 to 12/31/2014	$13.80471	$14.32185	496
01/01/2015 to 12/31/2015	$14.32185	$14.34779	467
01/01/2016 to 12/31/2016	$14.34779	$15.27675	413
01/01/2017 to 12/31/2017	$15.27675	$19.28524	360
01/01/2018 to 12/31/2018	$19.28524	$16.99729	348

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.35771	$8.41645	191
01/01/2010 to 12/31/2010	$8.41645	$11.35082	191
01/01/2011 to 12/31/2011	$11.35082	$11.11182	191
01/01/2012 to 12/31/2012	$11.11182	$12.32277	190
01/01/2013 to 12/31/2013	$12.32277	$16.46753	190
01/01/2014 to 12/31/2014	$16.46753	$16.90193	0
01/01/2015 to 12/31/2015	$16.90193	$16.84081	0
01/01/2016 to 12/31/2016	$16.84081	$18.65997	0
01/01/2017 to 12/31/2017	$18.65997	$22.86009	0
01/01/2018 to 12/31/2018	$22.86009	$20.69929	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.58410	$8.26672	1,540
01/01/2010 to 12/31/2010	$8.26672	$10.29705	1,474
01/01/2011 to 12/31/2011	$10.29705	$9.57165	1,392
01/01/2012 to 12/31/2012	$9.57165	$11.18104	1,363
01/01/2013 to 12/31/2013	$11.18104	$15.18798	1,337
01/01/2014 to 12/31/2014	$15.18798	$15.80608	1,313
01/01/2015 to 12/31/2015	$15.80608	$14.95268	1,291
01/01/2016 to 12/31/2016	$14.95268	$19.09974	1,271
01/01/2017 to 12/31/2017	$19.09974	$20.27019	1,252
01/01/2018 to 12/31/2018	$20.27019	$16.61668	1,250
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.48722	$9.18879	176,350
01/01/2010 to 12/31/2010	$9.18879	$10.13205	163,838
01/01/2011 to 12/31/2011	$10.13205	$10.21547	149,045
01/01/2012 to 12/31/2012	$10.21547	$11.46208	158,076
01/01/2013 to 12/31/2013	$11.46208	$13.23904	151,830
01/01/2014 to 12/31/2014	$13.23904	$13.85793	148,331
01/01/2015 to 12/31/2015	$13.85793	$13.70588	72,292
01/01/2016 to 12/31/2016	$13.70588	$14.57230	67,371
01/01/2017 to 12/31/2017	$14.57230	$16.62655	60,477
01/01/2018 to 12/31/2018	$16.62655	$15.56077	52,991
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.93496	$8.99883	1,436
01/01/2010 to 12/31/2010	$8.99883	$10.30298	1,435
01/01/2011 to 12/31/2011	$10.30298	$10.01311	1,434
01/01/2012 to 12/31/2012	$10.01311	$11.63958	1,433
01/01/2013 to 12/31/2013	$11.63958	$16.57323	994
01/01/2014 to 12/31/2014	$16.57323	$17.75194	994
01/01/2015 to 12/31/2015	$17.75194	$19.23170	993
01/01/2016 to 12/31/2016	$19.23170	$19.52621	993
01/01/2017 to 12/31/2017	$19.52621	$26.61806	211
01/01/2018 to 12/31/2018	$26.61806	$27.33088	211
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.09701	$7.12826	1,525
01/01/2010 to 12/31/2010	$7.12826	$7.92391	1,396
01/01/2011 to 12/31/2011	$7.92391	$7.79522	1,235
01/01/2012 to 12/31/2012	$7.79522	$8.73922	1,784
01/01/2013 to 12/31/2013	$8.73922	$11.63158	1,510
01/01/2014 to 12/31/2014	$11.63158	$11.67843	1,463
01/01/2015 to 12/31/2015	$11.67843	$10.84546	813
01/01/2016 to 12/31/2016	$10.84546	$11.37929	771
01/01/2017 to 12/31/2017	$11.37929	$13.11222	706
01/01/2018 to 12/31/2018	$13.11222	$11.70349	702

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.76870	$8.51760	4,484
01/01/2010 to 12/31/2010	$8.51760	$10.14301	3,581
01/01/2011 to 12/31/2011	$10.14301	$8.53176	4,502
01/01/2012 to 12/31/2012	$8.53176	$8.73957	4,335
01/01/2013 to 12/31/2013	$8.73957	$9.96898	4,078
01/01/2014 to 12/31/2014	$9.96898	$9.03158	2,504
01/01/2015 to 12/31/2015	$9.03158	$7.20968	2,480
01/01/2016 to 12/31/2016	$7.20968	$8.88234	1,899
01/01/2017 to 12/31/2017	$8.88234	$9.68652	1,866
01/01/2018 to 12/31/2018	$9.68652	$7.98104	1,600
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.25810	$11.36994	4,117
01/01/2010 to 12/31/2010	$11.36994	$11.88615	2,675
01/01/2011 to 12/31/2011	$11.88615	$12.23551	2,592
01/01/2012 to 12/31/2012	$12.23551	$12.72824	2,807
01/01/2013 to 12/31/2013	$12.72824	$12.11104	2,750
01/01/2014 to 12/31/2014	$12.11104	$12.03972	2,572
01/01/2015 to 12/31/2015	$12.03972	$11.35307	2,251
01/01/2016 to 12/31/2016	$11.35307	$11.71312	2,179
01/01/2017 to 12/31/2017	$11.71312	$11.81645	813
01/01/2018 to 12/31/2018	$11.81645	$11.91477	742
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.97799	$8.20813	1,485
01/01/2010 to 12/31/2010	$8.20813	$10.03040	1,484
01/01/2011 to 12/31/2011	$10.03040	$9.57416	1,483
01/01/2012 to 12/31/2012	$9.57416	$11.20766	1,483
01/01/2013 to 12/31/2013	$11.20766	$14.67162	1,483
01/01/2014 to 12/31/2014	$14.67162	$16.67591	1,483
01/01/2015 to 12/31/2015	$16.67591	$15.39661	1,483
01/01/2016 to 12/31/2016	$15.39661	$17.35176	1,483
01/01/2017 to 12/31/2017	$17.35176	$20.33345	1,020
01/01/2018 to 12/31/2018	$20.33345	$16.77894	1,020
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.91956	$7.51604	0
01/01/2010 to 12/31/2010	$7.51604	$8.51798	0
01/01/2011 to 12/31/2011	$8.51798	$8.13010	0
01/01/2012 to 12/31/2012	$8.13010	$8.92215	0
01/01/2013 to 12/31/2013	$8.92215	$10.62914	0
01/01/2014 to 12/31/2014	$10.62914	$11.08653	0
01/01/2015 to 12/31/2015	$11.08653	$10.89096	0
01/01/2016 to 12/31/2016	$10.89096	$11.46973	0
01/01/2017 to 12/31/2017	$11.46973	$12.88090	0
01/01/2018 to 12/31/2018	$12.88090	$12.09717	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.35793	$10.32733	0
01/01/2010 to 12/31/2010	$10.32733	$11.00593	0
01/01/2011 to 12/31/2011	$11.00593	$11.53627	0
01/01/2012 to 12/31/2012	$11.53627	$12.30053	0
01/01/2013 to 12/31/2013	$12.30053	$11.97892	0
01/01/2014 to 12/31/2014	$11.97892	$12.69488	0
01/01/2015 to 12/31/2015	$12.69488	$12.70558	0
01/01/2016 to 12/31/2016	$12.70558	$13.20808	0
01/01/2017 to 12/31/2017	$13.20808	$13.88173	0
01/01/2018 to 12/31/2018	$13.88173	$13.41204	2,071

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99906	$10.40561	0
01/01/2013 to 12/31/2013	$10.40561	$9.45035	0
01/01/2014 to 12/31/2014	$9.45035	$9.46925	0
01/01/2015 to 12/31/2015	$9.46925	$9.07292	0
01/01/2016 to 12/31/2016	$9.07292	$9.92119	0
01/01/2017 to 12/31/2017	$9.92119	$10.72073	0
01/01/2018 to 12/31/2018	$10.72073	$9.89150	0
*Denotes the start date of these sub-accounts

A-12

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80 bps (2.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02456	$12.18109	0
01/01/2010 to 12/31/2010	$12.18109	$13.29895	0
01/01/2011 to 12/31/2011	$13.29895	$12.62351	0
01/01/2012 to 12/31/2012	$12.62351	$13.85549	0
01/01/2013 to 12/31/2013	$13.85549	$14.85800	0
01/01/2014 to 12/31/2014	$14.85800	$15.04118	0
01/01/2015 to 12/31/2015	$15.04118	$14.19446	0
01/01/2016 to 12/31/2016	$14.19446	$14.71879	0
01/01/2017 to 12/31/2017	$14.71879	$16.15966	0
01/01/2018 to 12/31/2018	$16.15966	$14.47330	0
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03690	$12.37747	0
01/01/2010 to 12/31/2010	$12.37747	$13.72360	0
01/01/2011 to 12/31/2011	$13.72360	$13.39736	0
01/01/2012 to 12/31/2012	$13.39736	$14.84636	0
01/01/2013 to 12/31/2013	$14.84636	$16.87354	0
01/01/2014 to 12/31/2014	$16.87354	$17.45835	0
01/01/2015 to 12/31/2015	$17.45835	$17.16033	0
01/01/2016 to 12/31/2016	$17.16033	$17.92325	0
01/01/2017 to 12/31/2017	$17.92325	$20.43652	0
01/01/2018 to 12/31/2018	$20.43652	$18.75191	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99793	$11.56942	0
01/01/2014 to 12/31/2014	$11.56942	$12.76712	0
01/01/2015 to 12/31/2015	$12.76712	$12.66412	0
01/01/2016 to 12/31/2016	$12.66412	$13.67116	0
01/01/2017 to 12/31/2017	$13.67116	$16.28268	0
01/01/2018 to 12/31/2018	$16.28268	$14.58357	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02338	$12.00642	0
01/01/2010 to 12/31/2010	$12.00642	$13.14918	0
01/01/2011 to 12/31/2011	$13.14918	$12.66644	0
01/01/2012 to 12/31/2012	$12.66644	$13.89127	0
01/01/2013 to 12/31/2013	$13.89127	$15.93577	0
01/01/2014 to 12/31/2014	$15.93577	$16.55237	0
01/01/2015 to 12/31/2015	$16.55237	$16.21695	0
01/01/2016 to 12/31/2016	$16.21695	$16.80996	0
01/01/2017 to 12/31/2017	$16.80996	$18.83594	0
01/01/2018 to 12/31/2018	$18.83594	$17.45817	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.11424	0
01/01/2012 to 12/31/2012	$9.11424	$9.94401	0
01/01/2013 to 12/31/2013	$9.94401	$10.74875	0
01/01/2014 to 12/31/2014	$10.74875	$10.99415	0
01/01/2015 to 12/31/2015	$10.99415	$10.39866	0
01/01/2016 to 12/31/2016	$10.39866	$10.84611	0
01/01/2017 to 12/31/2017	$10.84611	$11.91079	0
01/01/2018 to 12/31/2018	$11.91079	$10.99954	0

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99043	$10.45294	0
01/01/2010 to 12/31/2010	$10.45294	$10.58999	0
01/01/2011 to 12/31/2011	$10.58999	$10.55888	0
01/01/2012 to 12/31/2012	$10.55888	$10.77893	0
01/01/2013 to 12/31/2013	$10.77893	$10.28212	0
01/01/2014 to 12/31/2014	$10.28212	$10.01618	0
01/01/2015 to 12/31/2015	$10.01618	$9.81385	0
01/01/2016 to 12/31/2016	$9.81385	$9.72656	0
01/01/2017 to 12/31/2017	$9.72656	$9.64679	0
01/01/2018 to 12/31/2018	$9.64679	$9.47524	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98230	$11.01861	0
01/01/2010 to 12/31/2010	$11.01861	$11.57349	0
01/01/2011 to 12/31/2011	$11.57349	$11.64447	0
01/01/2012 to 12/31/2012	$11.64447	$12.41244	0
01/01/2013 to 12/31/2013	$12.41244	$11.88097	0
01/01/2014 to 12/31/2014	$11.88097	$12.07526	0
01/01/2015 to 12/31/2015	$12.07526	$11.52630	0
01/01/2016 to 12/31/2016	$11.52630	$11.71516	0
01/01/2017 to 12/31/2017	$11.71516	$11.92246	0
01/01/2018 to 12/31/2018	$11.92246	$11.54724	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92252	$9.64707	0
01/01/2010 to 12/31/2010	$9.64707	$10.45909	0
01/01/2011 to 12/31/2011	$10.45909	$11.58410	0
01/01/2012 to 12/31/2012	$11.58410	$11.94078	0
01/01/2013 to 12/31/2013	$11.94078	$11.27742	0
01/01/2014 to 12/31/2014	$11.27742	$11.28937	0
01/01/2015 to 12/31/2015	$11.28937	$11.09745	0
01/01/2016 to 12/31/2016	$11.09745	$10.99575	0
01/01/2017 to 12/31/2017	$10.99575	$10.79892	0
01/01/2018 to 12/31/2018	$10.79892	$10.60819	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90529	$9.54816	0
01/01/2010 to 12/31/2010	$9.54816	$10.36817	0
01/01/2011 to 12/31/2011	$10.36817	$11.72540	0
01/01/2012 to 12/31/2012	$11.72540	$12.10285	0
01/01/2013 to 12/31/2013	$12.10285	$11.23125	0
01/01/2014 to 12/31/2014	$11.23125	$11.41854	0
01/01/2015 to 12/31/2015	$11.41854	$11.25344	0
01/01/2016 to 12/31/2016	$11.25344	$11.13253	0
01/01/2017 to 12/31/2017	$11.13253	$10.93841	0
01/01/2018 to 12/31/2018	$10.93841	$10.72511	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88401	$9.22399	0
01/01/2010 to 12/31/2010	$9.22399	$10.05966	0
01/01/2011 to 12/31/2011	$10.05966	$11.64163	0
01/01/2012 to 12/31/2012	$11.64163	$12.06861	0
01/01/2013 to 12/31/2013	$12.06861	$11.00122	0
01/01/2014 to 12/31/2014	$11.00122	$11.38792	0
01/01/2015 to 12/31/2015	$11.38792	$11.27389	0
01/01/2016 to 12/31/2016	$11.27389	$11.20879	0
01/01/2017 to 12/31/2017	$11.20879	$11.02716	0
01/01/2018 to 12/31/2018	$11.02716	$10.78249	0

A-14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99724	$10.93095	0
01/01/2011 to 12/31/2011	$10.93095	$12.82319	0
01/01/2012 to 12/31/2012	$12.82319	$13.35281	0
01/01/2013 to 12/31/2013	$13.35281	$12.10869	0
01/01/2014 to 12/31/2014	$12.10869	$12.71409	0
01/01/2015 to 12/31/2015	$12.71409	$12.61854	0
01/01/2016 to 12/31/2016	$12.61854	$12.55521	0
01/01/2017 to 12/31/2017	$12.55521	$12.43673	0
01/01/2018 to 12/31/2018	$12.43673	$12.13362	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99793	$11.93636	0
01/01/2012 to 12/31/2012	$11.93636	$12.31925	0
01/01/2013 to 12/31/2013	$12.31925	$10.84174	0
01/01/2014 to 12/31/2014	$10.84174	$11.66793	0
01/01/2015 to 12/31/2015	$11.66793	$11.61590	0
01/01/2016 to 12/31/2016	$11.61590	$11.53413	0
01/01/2017 to 12/31/2017	$11.53413	$11.42407	0
01/01/2018 to 12/31/2018	$11.42407	$11.12164	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99724	$10.32566	0
01/01/2013 to 12/31/2013	$10.32566	$9.04156	0
01/01/2014 to 12/31/2014	$9.04156	$9.92902	0
01/01/2015 to 12/31/2015	$9.92902	$9.94388	0
01/01/2016 to 12/31/2016	$9.94388	$9.88209	0
01/01/2017 to 12/31/2017	$9.88209	$9.80006	0
01/01/2018 to 12/31/2018	$9.80006	$9.52957	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99862	$8.68795	0
01/01/2014 to 12/31/2014	$8.68795	$9.70778	0
01/01/2015 to 12/31/2015	$9.70778	$9.73495	0
01/01/2016 to 12/31/2016	$9.73495	$9.67395	0
01/01/2017 to 12/31/2017	$9.67395	$9.59244	0
01/01/2018 to 12/31/2018	$9.59244	$9.29212	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99862	$11.22351	0
01/01/2015 to 12/31/2015	$11.22351	$11.16279	0
01/01/2016 to 12/31/2016	$11.16279	$11.15447	0
01/01/2017 to 12/31/2017	$11.15447	$11.07641	0
01/01/2018 to 12/31/2018	$11.07641	$10.71967	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99862	$9.86798	0
01/01/2016 to 12/31/2016	$9.86798	$9.82268	0
01/01/2017 to 12/31/2017	$9.82268	$9.81054	0
01/01/2018 to 12/31/2018	$9.81054	$9.46546	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99724	$9.81020	0
01/01/2017 to 12/31/2017	$9.81020	$9.82337	0
01/01/2018 to 12/31/2018	$9.82337	$9.45685	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99724	$9.96622	0
01/01/2018 to 12/31/2018	$9.96622	$9.51701	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99724	$9.59363	0

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03868	$12.27446	0
01/01/2010 to 12/31/2010	$12.27446	$13.56977	0
01/01/2011 to 12/31/2011	$13.56977	$12.91120	0
01/01/2012 to 12/31/2012	$12.91120	$14.31678	0
01/01/2013 to 12/31/2013	$14.31678	$17.12652	0
01/01/2014 to 12/31/2014	$17.12652	$17.86821	0
01/01/2015 to 12/31/2015	$17.86821	$17.51610	0
01/01/2016 to 12/31/2016	$17.51610	$18.24862	0
01/01/2017 to 12/31/2017	$18.24862	$20.97913	0
01/01/2018 to 12/31/2018	$20.97913	$19.18189	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99793	$11.57780	0
01/01/2014 to 12/31/2014	$11.57780	$12.82595	0
01/01/2015 to 12/31/2015	$12.82595	$12.05981	0
01/01/2016 to 12/31/2016	$12.05981	$13.51175	0
01/01/2017 to 12/31/2017	$13.51175	$15.60118	0
01/01/2018 to 12/31/2018	$15.60118	$14.48567	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61469	$14.46969	0
01/01/2010 to 12/31/2010	$14.46969	$18.15795	0
01/01/2011 to 12/31/2011	$18.15795	$18.87343	0
01/01/2012 to 12/31/2012	$18.87343	$21.22719	0
01/01/2013 to 12/31/2013	$21.22719	$21.34713	0
01/01/2014 to 12/31/2014	$21.34713	$27.25074	0
01/01/2015 to 12/31/2015	$27.25074	$27.85939	0
01/01/2016 to 12/31/2016	$27.85939	$28.47556	0
01/01/2017 to 12/31/2017	$28.47556	$29.50266	0
01/01/2018 to 12/31/2018	$29.50266	$27.39594	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01305	$12.26126	0
01/01/2010 to 12/31/2010	$12.26126	$13.67333	0
01/01/2011 to 12/31/2011	$13.67333	$13.13274	0
01/01/2012 to 12/31/2012	$13.13274	$14.16699	0
01/01/2013 to 12/31/2013	$14.16699	$15.85335	0
01/01/2014 to 12/31/2014	$15.85335	$15.94565	0
01/01/2015 to 12/31/2015	$15.94565	$15.70255	0
01/01/2016 to 12/31/2016	$15.70255	$15.96374	0
01/01/2017 to 12/31/2017	$15.96374	$18.13163	0
01/01/2018 to 12/31/2018	$18.13163	$16.30827	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85931	$13.89520	0
01/01/2010 to 12/31/2010	$13.89520	$16.28633	0
01/01/2011 to 12/31/2011	$16.28633	$15.08104	0
01/01/2012 to 12/31/2012	$15.08104	$18.64642	0
01/01/2013 to 12/31/2013	$18.64642	$18.97250	0
01/01/2014 to 12/31/2014	$18.97250	$21.07590	0
01/01/2015 to 12/31/2015	$21.07590	$20.53266	0
01/01/2016 to 12/31/2016	$20.53266	$20.20186	0
01/01/2017 to 12/31/2017	$20.20186	$21.84465	0
01/01/2018 to 12/31/2018	$21.84465	$20.29454	0

A-16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12452	$12.16923	0
01/01/2010 to 12/31/2010	$12.16923	$13.39542	0
01/01/2011 to 12/31/2011	$13.39542	$12.34140	0
01/01/2012 to 12/31/2012	$12.34140	$14.40021	0
01/01/2013 to 12/31/2013	$14.40021	$18.75168	0
01/01/2014 to 12/31/2014	$18.75168	$20.68595	0
01/01/2015 to 12/31/2015	$20.68595	$19.23864	0
01/01/2016 to 12/31/2016	$19.23864	$20.92596	0
01/01/2017 to 12/31/2017	$20.92596	$22.39516	0
01/01/2018 to 12/31/2018	$22.39516	$19.97243	0
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05955	$13.44579	0
01/01/2010 to 12/31/2010	$13.44579	$15.71054	0
01/01/2011 to 12/31/2011	$15.71054	$14.86377	0
01/01/2012 to 12/31/2012	$14.86377	$17.33582	0
01/01/2013 to 12/31/2013	$17.33582	$22.34593	0
01/01/2014 to 12/31/2014	$22.34593	$24.30120	0
01/01/2015 to 12/31/2015	$24.30120	$22.34865	0
01/01/2016 to 12/31/2016	$22.34865	$22.15178	0
01/01/2017 to 12/31/2017	$22.15178	$27.45388	0
01/01/2018 to 12/31/2018	$27.45388	$25.60225	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02456	$11.82508	0
01/01/2010 to 12/31/2010	$11.82508	$12.86791	0
01/01/2011 to 12/31/2011	$12.86791	$12.48437	0
01/01/2012 to 12/31/2012	$12.48437	$13.40604	0
01/01/2013 to 12/31/2013	$13.40604	$14.35606	0
01/01/2014 to 12/31/2014	$14.35606	$14.56416	0
01/01/2015 to 12/31/2015	$14.56416	$14.07237	0
01/01/2016 to 12/31/2016	$14.07237	$14.44405	0
01/01/2017 to 12/31/2017	$14.44405	$15.81551	0
01/01/2018 to 12/31/2018	$15.81551	$14.33111	0
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95308	$12.72233	0
01/01/2010 to 12/31/2010	$12.72233	$15.72644	0
01/01/2011 to 12/31/2011	$15.72644	$15.53511	0
01/01/2012 to 12/31/2012	$15.53511	$17.52429	0
01/01/2013 to 12/31/2013	$17.52429	$23.72045	0
01/01/2014 to 12/31/2014	$23.72045	$24.79465	0
01/01/2015 to 12/31/2015	$24.79465	$22.84870	0
01/01/2016 to 12/31/2016	$22.84870	$27.69815	0
01/01/2017 to 12/31/2017	$27.69815	$30.30233	0
01/01/2018 to 12/31/2018	$30.30233	$25.38814	0
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99953	$9.83859	0
01/01/2010 to 12/31/2010	$9.83859	$9.59592	0
01/01/2011 to 12/31/2011	$9.59592	$9.35949	0
01/01/2012 to 12/31/2012	$9.35949	$9.12671	0
01/01/2013 to 12/31/2013	$9.12671	$8.89926	0
01/01/2014 to 12/31/2014	$8.89926	$8.67777	0
01/01/2015 to 12/31/2015	$8.67777	$8.46153	0
01/01/2016 to 12/31/2016	$8.46153	$8.25142	0
01/01/2017 to 12/31/2017	$8.25142	$8.07380	0
01/01/2018 to 12/31/2018	$8.07380	$7.97397	0

A-17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01698	$12.48013	0
01/01/2010 to 12/31/2010	$12.48013	$13.81219	0
01/01/2011 to 12/31/2011	$13.81219	$13.89619	0
01/01/2012 to 12/31/2012	$13.89619	$15.42958	0
01/01/2013 to 12/31/2013	$15.42958	$16.12563	0
01/01/2014 to 12/31/2014	$16.12563	$16.12621	0
01/01/2015 to 12/31/2015	$16.12621	$15.16420	0
01/01/2016 to 12/31/2016	$15.16420	$17.06421	0
01/01/2017 to 12/31/2017	$17.06421	$17.88365	0
01/01/2018 to 12/31/2018	$17.88365	$17.08954	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06253	$12.69646	0
01/01/2010 to 12/31/2010	$12.69646	$14.00962	0
01/01/2011 to 12/31/2011	$14.00962	$13.08967	0
01/01/2012 to 12/31/2012	$13.08967	$14.91841	0
01/01/2013 to 12/31/2013	$14.91841	$20.34571	0
01/01/2014 to 12/31/2014	$20.34571	$22.56626	0
01/01/2015 to 12/31/2015	$22.56626	$20.27998	0
01/01/2016 to 12/31/2016	$20.27998	$23.70892	0
01/01/2017 to 12/31/2017	$23.70892	$27.55754	0
01/01/2018 to 12/31/2018	$27.55754	$23.06504	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14310	$13.23292	0
01/01/2010 to 12/31/2010	$13.23292	$14.77423	0
01/01/2011 to 12/31/2011	$14.77423	$12.54483	0
01/01/2012 to 12/31/2012	$12.54483	$14.72326	0
01/01/2013 to 12/31/2013	$14.72326	$17.09268	0
01/01/2014 to 12/31/2014	$17.09268	$15.74602	0
01/01/2015 to 12/31/2015	$15.74602	$15.83720	0
01/01/2016 to 12/31/2016	$15.83720	$14.86023	0
01/01/2017 to 12/31/2017	$14.86023	$19.62507	0
01/01/2018 to 12/31/2018	$19.62507	$16.58282	0
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11760	$13.06484	0
01/01/2010 to 12/31/2010	$13.06484	$14.15155	0
01/01/2011 to 12/31/2011	$14.15155	$12.06765	0
01/01/2012 to 12/31/2012	$12.06765	$13.72898	0
01/01/2013 to 12/31/2013	$13.72898	$15.99326	0
01/01/2014 to 12/31/2014	$15.99326	$14.54950	0
01/01/2015 to 12/31/2015	$14.54950	$14.30310	0
01/01/2016 to 12/31/2016	$14.30310	$14.02870	0
01/01/2017 to 12/31/2017	$14.02870	$16.80117	0
01/01/2018 to 12/31/2018	$16.80117	$13.73710	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04092	$12.21260	0
01/01/2010 to 12/31/2010	$12.21260	$13.55399	0
01/01/2011 to 12/31/2011	$13.55399	$13.14172	0
01/01/2012 to 12/31/2012	$13.14172	$14.55449	0
01/01/2013 to 12/31/2013	$14.55449	$16.50281	0
01/01/2014 to 12/31/2014	$16.50281	$17.11592	0
01/01/2015 to 12/31/2015	$17.11592	$16.51485	0
01/01/2016 to 12/31/2016	$16.51485	$16.94477	0
01/01/2017 to 12/31/2017	$16.94477	$19.32565	0
01/01/2018 to 12/31/2018	$19.32565	$17.45274	0

A-18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12726	$13.54976	0
01/01/2010 to 12/31/2010	$13.54976	$14.15991	0
01/01/2011 to 12/31/2011	$14.15991	$12.54418	0
01/01/2012 to 12/31/2012	$12.54418	$14.91108	0
01/01/2013 to 12/31/2013	$14.91108	$16.77320	0
01/01/2014 to 12/31/2014	$16.77320	$15.31432	0
01/01/2015 to 12/31/2015	$15.31432	$14.51547	0
01/01/2016 to 12/31/2016	$14.51547	$14.42827	0
01/01/2017 to 12/31/2017	$14.42827	$18.23929	0
01/01/2018 to 12/31/2018	$18.23929	$14.67589	0
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07967	$11.63330	0
01/01/2010 to 12/31/2010	$11.63330	$12.17390	0
01/01/2011 to 12/31/2011	$12.17390	$11.89893	0
01/01/2012 to 12/31/2012	$11.89893	$12.84584	0
01/01/2013 to 12/31/2013	$12.84584	$13.90788	0
01/01/2014 to 12/31/2014	$13.90788	$14.30052	0
01/01/2015 to 12/31/2015	$14.30052	$13.91889	0
01/01/2016 to 12/31/2016	$13.91889	$14.09403	0
01/01/2017 to 12/31/2017	$14.09403	$15.41285	0
01/01/2018 to 12/31/2018	$15.41285	$14.25657	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08332	$10.27904	0
01/01/2010 to 12/31/2010	$10.27904	$11.15736	0
01/01/2011 to 12/31/2011	$11.15736	$10.95203	0
01/01/2012 to 12/31/2012	$10.95203	$12.30064	0
01/01/2013 to 12/31/2013	$12.30064	$16.37171	0
01/01/2014 to 12/31/2014	$16.37171	$17.48123	0
01/01/2015 to 12/31/2015	$17.48123	$18.85864	0
01/01/2016 to 12/31/2016	$18.85864	$18.12083	0
01/01/2017 to 12/31/2017	$18.12083	$24.00241	0
01/01/2018 to 12/31/2018	$24.00241	$23.02427	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00716	$12.67837	0
01/01/2010 to 12/31/2010	$12.67837	$14.80468	0
01/01/2011 to 12/31/2011	$14.80468	$14.30478	0
01/01/2012 to 12/31/2012	$14.30478	$15.65890	0
01/01/2013 to 12/31/2013	$15.65890	$20.85936	0
01/01/2014 to 12/31/2014	$20.85936	$22.49400	0
01/01/2015 to 12/31/2015	$22.49400	$24.14294	0
01/01/2016 to 12/31/2016	$24.14294	$24.85602	0
01/01/2017 to 12/31/2017	$24.85602	$32.23513	0
01/01/2018 to 12/31/2018	$32.23513	$30.58310	0
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07230	$13.32699	0
01/01/2010 to 12/31/2010	$13.32699	$14.56080	0
01/01/2011 to 12/31/2011	$14.56080	$13.75390	0
01/01/2012 to 12/31/2012	$13.75390	$16.50591	0
01/01/2013 to 12/31/2013	$16.50591	$20.54275	0
01/01/2014 to 12/31/2014	$20.54275	$20.75828	0
01/01/2015 to 12/31/2015	$20.75828	$19.94471	0
01/01/2016 to 12/31/2016	$19.94471	$20.83238	0
01/01/2017 to 12/31/2017	$20.83238	$25.15822	0
01/01/2018 to 12/31/2018	$25.15822	$22.18496	0

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02809	$12.11670	0
01/01/2010 to 12/31/2010	$12.11670	$13.32566	0
01/01/2011 to 12/31/2011	$13.32566	$12.91710	0
01/01/2012 to 12/31/2012	$12.91710	$14.74676	0
01/01/2013 to 12/31/2013	$14.74676	$19.65793	0
01/01/2014 to 12/31/2014	$19.65793	$20.83789	0
01/01/2015 to 12/31/2015	$20.83789	$21.78784	0
01/01/2016 to 12/31/2016	$21.78784	$21.65258	0
01/01/2017 to 12/31/2017	$21.65258	$27.59891	0
01/01/2018 to 12/31/2018	$27.59891	$27.48629	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99793	$10.16435	0
01/01/2013 to 12/31/2013	$10.16435	$13.33112	0
01/01/2014 to 12/31/2014	$13.33112	$14.32731	0
01/01/2015 to 12/31/2015	$14.32731	$13.86944	0
01/01/2016 to 12/31/2016	$13.86944	$15.34330	0
01/01/2017 to 12/31/2017	$15.34330	$17.55671	0
01/01/2018 to 12/31/2018	$17.55671	$15.37957	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13089	$13.67744	0
01/01/2010 to 12/31/2010	$13.67744	$16.46273	0
01/01/2011 to 12/31/2011	$16.46273	$15.65461	0
01/01/2012 to 12/31/2012	$15.65461	$17.87853	0
01/01/2013 to 12/31/2013	$17.87853	$24.75705	0
01/01/2014 to 12/31/2014	$24.75705	$27.58075	0
01/01/2015 to 12/31/2015	$27.58075	$25.37776	0
01/01/2016 to 12/31/2016	$25.37776	$29.25870	0
01/01/2017 to 12/31/2017	$29.25870	$32.46641	0
01/01/2018 to 12/31/2018	$32.46641	$26.44826	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26386	0
01/01/2013 to 12/31/2013	$10.26386	$11.90130	0
01/01/2014 to 12/31/2014	$11.90130	$12.20126	0
01/01/2015 to 12/31/2015	$12.20126	$11.74970	0
01/01/2016 to 12/31/2016	$11.74970	$11.95297	0
01/01/2017 to 12/31/2017	$11.95297	$13.57863	0
01/01/2018 to 12/31/2018	$13.57863	$12.14309	0
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05425	$14.75326	0
01/01/2010 to 12/31/2010	$14.75326	$17.58989	0
01/01/2011 to 12/31/2011	$17.58989	$13.67522	0
01/01/2012 to 12/31/2012	$13.67522	$15.72483	0
01/01/2013 to 12/31/2013	$15.72483	$15.36739	0
01/01/2014 to 12/31/2014	$15.36739	$14.28285	0
01/01/2015 to 12/31/2015	$14.28285	$11.59743	0
01/01/2016 to 12/31/2016	$11.59743	$12.70738	0
01/01/2017 to 12/31/2017	$12.70738	$15.66052	0
01/01/2018 to 12/31/2018	$15.66052	$13.12348	0

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02086	$11.57360	0
01/01/2010 to 12/31/2010	$11.57360	$12.47853	0
01/01/2011 to 12/31/2011	$12.47853	$12.28952	0
01/01/2012 to 12/31/2012	$12.28952	$13.22614	0
01/01/2013 to 12/31/2013	$13.22614	$14.08482	0
01/01/2014 to 12/31/2014	$14.08482	$14.52732	0
01/01/2015 to 12/31/2015	$14.52732	$14.18586	0
01/01/2016 to 12/31/2016	$14.18586	$14.59776	0
01/01/2017 to 12/31/2017	$14.59776	$15.67730	0
01/01/2018 to 12/31/2018	$15.67730	$14.85062	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01785	$10.05573	0
01/01/2012 to 12/31/2012	$10.05573	$10.50208	0
01/01/2013 to 12/31/2013	$10.50208	$10.00371	0
01/01/2014 to 12/31/2014	$10.00371	$10.34588	0
01/01/2015 to 12/31/2015	$10.34588	$10.06119	0
01/01/2016 to 12/31/2016	$10.06119	$10.22423	0
01/01/2017 to 12/31/2017	$10.22423	$10.53569	0
01/01/2018 to 12/31/2018	$10.53569	$10.18844	0
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98504	$12.12139	0
01/01/2010 to 12/31/2010	$12.12139	$14.06775	0
01/01/2011 to 12/31/2011	$14.06775	$12.86540	0
01/01/2012 to 12/31/2012	$12.86540	$14.16541	0
01/01/2013 to 12/31/2013	$14.16541	$16.16452	0
01/01/2014 to 12/31/2014	$16.16452	$17.21172	0
01/01/2015 to 12/31/2015	$17.21172	$16.68026	0
01/01/2016 to 12/31/2016	$16.68026	$17.90780	0
01/01/2017 to 12/31/2017	$17.90780	$20.27404	0
01/01/2018 to 12/31/2018	$20.27404	$18.26490	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99793	$11.60877	0
01/01/2014 to 12/31/2014	$11.60877	$13.04511	0
01/01/2015 to 12/31/2015	$13.04511	$12.91654	0
01/01/2016 to 12/31/2016	$12.91654	$13.96301	0
01/01/2017 to 12/31/2017	$13.96301	$16.53173	0
01/01/2018 to 12/31/2018	$16.53173	$14.96497	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07703	$12.76961	0
01/01/2010 to 12/31/2010	$12.76961	$14.32572	0
01/01/2011 to 12/31/2011	$14.32572	$14.45259	0
01/01/2012 to 12/31/2012	$14.45259	$16.74208	0
01/01/2013 to 12/31/2013	$16.74208	$21.61925	0
01/01/2014 to 12/31/2014	$21.61925	$24.70972	0
01/01/2015 to 12/31/2015	$24.70972	$24.83624	0
01/01/2016 to 12/31/2016	$24.83624	$27.81483	0
01/01/2017 to 12/31/2017	$27.81483	$33.15962	0
01/01/2018 to 12/31/2018	$33.15962	$29.67270	0

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99793	$8.84883	0
01/01/2012 to 12/31/2012	$8.84883	$9.76342	0
01/01/2013 to 12/31/2013	$9.76342	$11.65267	0
01/01/2014 to 12/31/2014	$11.65267	$12.10100	0
01/01/2015 to 12/31/2015	$12.10100	$11.81737	0
01/01/2016 to 12/31/2016	$11.81737	$12.25228	0
01/01/2017 to 12/31/2017	$12.25228	$14.12131	0
01/01/2018 to 12/31/2018	$14.12131	$12.86893	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03974	$11.90310	0
01/01/2010 to 12/31/2010	$11.90310	$12.99014	0
01/01/2011 to 12/31/2011	$12.99014	$12.43712	0
01/01/2012 to 12/31/2012	$12.43712	$13.37386	0
01/01/2013 to 12/31/2013	$13.37386	$14.66311	0
01/01/2014 to 12/31/2014	$14.66311	$15.03285	0
01/01/2015 to 12/31/2015	$15.03285	$14.63420	0
01/01/2016 to 12/31/2016	$14.63420	$14.95775	0
01/01/2017 to 12/31/2017	$14.95775	$16.95401	0
01/01/2018 to 12/31/2018	$16.95401	$15.22317	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98051	$12.94608	0
01/01/2010 to 12/31/2010	$12.94608	$16.73243	0
01/01/2011 to 12/31/2011	$16.73243	$14.17694	0
01/01/2012 to 12/31/2012	$14.17694	$16.59821	0
01/01/2013 to 12/31/2013	$16.59821	$22.79042	0
01/01/2014 to 12/31/2014	$22.79042	$23.32087	0
01/01/2015 to 12/31/2015	$23.32087	$23.04355	0
01/01/2016 to 12/31/2016	$23.04355	$24.20107	0
01/01/2017 to 12/31/2017	$24.20107	$30.13506	0
01/01/2018 to 12/31/2018	$30.13506	$26.19430	0
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00819	$13.09652	0
01/01/2010 to 12/31/2010	$13.09652	$17.42135	0
01/01/2011 to 12/31/2011	$17.42135	$16.82186	0
01/01/2012 to 12/31/2012	$16.82186	$18.39940	0
01/01/2013 to 12/31/2013	$18.39940	$24.25206	0
01/01/2014 to 12/31/2014	$24.25206	$24.55127	0
01/01/2015 to 12/31/2015	$24.55127	$24.12789	0
01/01/2016 to 12/31/2016	$24.12789	$26.36979	0
01/01/2017 to 12/31/2017	$26.36979	$31.86493	0
01/01/2018 to 12/31/2018	$31.86493	$28.45581	0
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97547	$12.90432	0
01/01/2010 to 12/31/2010	$12.90432	$15.85412	0
01/01/2011 to 12/31/2011	$15.85412	$14.53584	0
01/01/2012 to 12/31/2012	$14.53584	$16.74719	0
01/01/2013 to 12/31/2013	$16.74719	$22.43816	0
01/01/2014 to 12/31/2014	$22.43816	$23.03207	0
01/01/2015 to 12/31/2015	$23.03207	$21.49041	0
01/01/2016 to 12/31/2016	$21.49041	$27.07658	0
01/01/2017 to 12/31/2017	$27.07658	$28.34397	0
01/01/2018 to 12/31/2018	$28.34397	$22.91537	0

A-22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03822	$12.11086	0
01/01/2010 to 12/31/2010	$12.11086	$13.17158	0
01/01/2011 to 12/31/2011	$13.17158	$13.09896	0
01/01/2012 to 12/31/2012	$13.09896	$14.49605	0
01/01/2013 to 12/31/2013	$14.49605	$16.51450	0
01/01/2014 to 12/31/2014	$16.51450	$17.05014	0
01/01/2015 to 12/31/2015	$17.05014	$16.63250	0
01/01/2016 to 12/31/2016	$16.63250	$17.44293	0
01/01/2017 to 12/31/2017	$17.44293	$19.63040	0
01/01/2018 to 12/31/2018	$19.63040	$18.11938	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98682	$13.12242	0
01/01/2010 to 12/31/2010	$13.12242	$14.81893	0
01/01/2011 to 12/31/2011	$14.81893	$14.20547	0
01/01/2012 to 12/31/2012	$14.20547	$16.28666	0
01/01/2013 to 12/31/2013	$16.28666	$22.87326	0
01/01/2014 to 12/31/2014	$22.87326	$24.16500	0
01/01/2015 to 12/31/2015	$24.16500	$25.82136	0
01/01/2016 to 12/31/2016	$25.82136	$25.85930	0
01/01/2017 to 12/31/2017	$25.85930	$34.77103	0
01/01/2018 to 12/31/2018	$34.77103	$35.21116	0
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09816	$12.71996	0
01/01/2010 to 12/31/2010	$12.71996	$13.94659	0
01/01/2011 to 12/31/2011	$13.94659	$13.53296	0
01/01/2012 to 12/31/2012	$13.53296	$14.96384	0
01/01/2013 to 12/31/2013	$14.96384	$19.64422	0
01/01/2014 to 12/31/2014	$19.64422	$19.45339	0
01/01/2015 to 12/31/2015	$19.45339	$17.81860	0
01/01/2016 to 12/31/2016	$17.81860	$18.44079	0
01/01/2017 to 12/31/2017	$18.44079	$20.95952	0
01/01/2018 to 12/31/2018	$20.95952	$18.45030	0
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30092	$13.71525	0
01/01/2010 to 12/31/2010	$13.71525	$16.10944	0
01/01/2011 to 12/31/2011	$16.10944	$13.36518	0
01/01/2012 to 12/31/2012	$13.36518	$13.50309	0
01/01/2013 to 12/31/2013	$13.50309	$15.19208	0
01/01/2014 to 12/31/2014	$15.19208	$13.57502	0
01/01/2015 to 12/31/2015	$13.57502	$10.68821	0
01/01/2016 to 12/31/2016	$10.68821	$12.98819	0
01/01/2017 to 12/31/2017	$12.98819	$13.97106	0
01/01/2018 to 12/31/2018	$13.97106	$11.35258	0
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01723	$11.07285	0
01/01/2010 to 12/31/2010	$11.07285	$11.41726	0
01/01/2011 to 12/31/2011	$11.41726	$11.59254	0
01/01/2012 to 12/31/2012	$11.59254	$11.89407	0
01/01/2013 to 12/31/2013	$11.89407	$11.16253	0
01/01/2014 to 12/31/2014	$11.16253	$10.94513	0
01/01/2015 to 12/31/2015	$10.94513	$10.17973	0
01/01/2016 to 12/31/2016	$10.17973	$10.35940	0
01/01/2017 to 12/31/2017	$10.35940	$10.30835	0
01/01/2018 to 12/31/2018	$10.30835	$10.25119	0

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98574	$13.19300	0
01/01/2010 to 12/31/2010	$13.19300	$15.90181	0
01/01/2011 to 12/31/2011	$15.90181	$14.97122	0
01/01/2012 to 12/31/2012	$14.97122	$17.28534	0
01/01/2013 to 12/31/2013	$17.28534	$22.31881	0
01/01/2014 to 12/31/2014	$22.31881	$25.02082	0
01/01/2015 to 12/31/2015	$25.02082	$22.78527	0
01/01/2016 to 12/31/2016	$22.78527	$25.32887	0
01/01/2017 to 12/31/2017	$25.32887	$29.27688	0
01/01/2018 to 12/31/2018	$29.27688	$23.82638	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06161	$12.72650	0
01/01/2010 to 12/31/2010	$12.72650	$14.22613	0
01/01/2011 to 12/31/2011	$14.22613	$13.39305	0
01/01/2012 to 12/31/2012	$13.39305	$14.49648	0
01/01/2013 to 12/31/2013	$14.49648	$17.03372	0
01/01/2014 to 12/31/2014	$17.03372	$17.52385	0
01/01/2015 to 12/31/2015	$17.52385	$16.97925	0
01/01/2016 to 12/31/2016	$16.97925	$17.63762	0
01/01/2017 to 12/31/2017	$17.63762	$19.53760	0
01/01/2018 to 12/31/2018	$19.53760	$18.09647	0
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98898	$10.72608	0
01/01/2010 to 12/31/2010	$10.72608	$11.27458	0
01/01/2011 to 12/31/2011	$11.27458	$11.65670	0
01/01/2012 to 12/31/2012	$11.65670	$12.25854	0
01/01/2013 to 12/31/2013	$12.25854	$11.77472	0
01/01/2014 to 12/31/2014	$11.77472	$12.30785	0
01/01/2015 to 12/31/2015	$12.30785	$12.14974	0
01/01/2016 to 12/31/2016	$12.14974	$12.45801	0
01/01/2017 to 12/31/2017	$12.45801	$12.91492	0
01/01/2018 to 12/31/2018	$12.91492	$12.30645	0
*Denotes the start date of these sub-accounts

A-24

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.01262	$8.59177	187,189
01/01/2010 to 12/31/2010	$8.59177	$9.47734	186,399
01/01/2011 to 12/31/2011	$9.47734	$9.08903	147,297
01/01/2012 to 12/31/2012	$9.08903	$10.07962	153,876
01/01/2013 to 12/31/2013	$10.07962	$10.92096	148,083
01/01/2014 to 12/31/2014	$10.92096	$11.17019	135,662
01/01/2015 to 12/31/2015	$11.17019	$10.65064	104,832
01/01/2016 to 12/31/2016	$10.65064	$11.15806	94,015
01/01/2017 to 12/31/2017	$11.15806	$12.37679	97,229
01/01/2018 to 12/31/2018	$12.37679	$11.20070	54,700
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.25618	$9.02187	87,449
01/01/2010 to 12/31/2010	$9.02187	$10.10658	89,278
01/01/2011 to 12/31/2011	$10.10658	$9.96839	71,572
01/01/2012 to 12/31/2012	$9.96839	$11.16110	81,883
01/01/2013 to 12/31/2013	$11.16110	$12.81651	61,531
01/01/2014 to 12/31/2014	$12.81651	$13.39806	58,386
01/01/2015 to 12/31/2015	$13.39806	$13.30583	55,323
01/01/2016 to 12/31/2016	$13.30583	$14.04089	54,982
01/01/2017 to 12/31/2017	$14.04089	$16.17511	48,763
01/01/2018 to 12/31/2018	$16.17511	$14.99651	43,322
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99877	$10.11033	0
01/01/2014 to 12/31/2014	$10.11033	$9.64936	0
01/01/2015 to 12/31/2015	$9.64936	$8.03056	0
01/01/2016 to 12/31/2016	$8.03056	$8.96963	0
01/01/2017 to 12/31/2017	$8.96963	$11.92580	0
01/01/2018 to 12/31/2018	$11.92580	$9.52135	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99877	$11.65095	0
01/01/2014 to 12/31/2014	$11.65095	$12.99022	0
01/01/2015 to 12/31/2015	$12.99022	$13.01895	0
01/01/2016 to 12/31/2016	$13.01895	$14.19943	0
01/01/2017 to 12/31/2017	$14.19943	$17.08655	0
01/01/2018 to 12/31/2018	$17.08655	$15.46317	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.34190	$8.91844	262,922
01/01/2010 to 12/31/2010	$8.91844	$9.86838	265,893
01/01/2011 to 12/31/2011	$9.86838	$9.60432	219,493
01/01/2012 to 12/31/2012	$9.60432	$10.64244	200,410
01/01/2013 to 12/31/2013	$10.64244	$12.33540	158,018
01/01/2014 to 12/31/2014	$12.33540	$12.94545	150,497
01/01/2015 to 12/31/2015	$12.94545	$12.81451	135,859
01/01/2016 to 12/31/2016	$12.81451	$13.42036	119,413
01/01/2017 to 12/31/2017	$13.42036	$15.19314	109,877
01/01/2018 to 12/31/2018	$15.19314	$14.22853	97,968

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99877	$9.17759	0
01/01/2012 to 12/31/2012	$9.17759	$10.11726	0
01/01/2013 to 12/31/2013	$10.11726	$11.04930	0
01/01/2014 to 12/31/2014	$11.04930	$11.41868	0
01/01/2015 to 12/31/2015	$11.41868	$10.91210	0
01/01/2016 to 12/31/2016	$10.91210	$11.49924	0
01/01/2017 to 12/31/2017	$11.49924	$12.75831	0
01/01/2018 to 12/31/2018	$12.75831	$11.90505	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.31309	$11.19983	5,110
01/01/2010 to 12/31/2010	$11.19983	$11.46443	2,532
01/01/2011 to 12/31/2011	$11.46443	$11.54901	1,923
01/01/2012 to 12/31/2012	$11.54901	$11.91219	1,320
01/01/2013 to 12/31/2013	$11.91219	$11.48080	431
01/01/2014 to 12/31/2014	$11.48080	$11.29984	0
01/01/2015 to 12/31/2015	$11.29984	$11.18649	0
01/01/2016 to 12/31/2016	$11.18649	$11.20143	0
01/01/2017 to 12/31/2017	$11.20143	$11.22410	0
01/01/2018 to 12/31/2018	$11.22410	$11.13950	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.21996	$11.73265	8,123
01/01/2010 to 12/31/2010	$11.73265	$12.45111	7,252
01/01/2011 to 12/31/2011	$12.45111	$12.65692	7,159
01/01/2012 to 12/31/2012	$12.65692	$13.63177	4,925
01/01/2013 to 12/31/2013	$13.63177	$13.18325	1,557
01/01/2014 to 12/31/2014	$13.18325	$13.53775	1,565
01/01/2015 to 12/31/2015	$13.53775	$13.05621	1,447
01/01/2016 to 12/31/2016	$13.05621	$13.40721	949
01/01/2017 to 12/31/2017	$13.40721	$13.78551	692
01/01/2018 to 12/31/2018	$13.78551	$13.49076	632
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.68349	$8.25251	73,436
01/01/2010 to 12/31/2010	$8.25251	$9.21780	86,935
01/01/2011 to 12/31/2011	$9.21780	$8.86123	68,751
01/01/2012 to 12/31/2012	$8.86123	$9.92793	162,870
01/01/2013 to 12/31/2013	$9.92793	$11.99941	138,546
01/01/2014 to 12/31/2014	$11.99941	$12.64870	104,956
01/01/2015 to 12/31/2015	$12.64870	$12.52807	97,298
01/01/2016 to 12/31/2016	$12.52807	$13.18679	26,561
01/01/2017 to 12/31/2017	$13.18679	$15.31640	25,474
01/01/2018 to 12/31/2018	$15.31640	$14.15035	22,080
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99877	$11.68020	0
01/01/2014 to 12/31/2014	$11.68020	$13.07348	0
01/01/2015 to 12/31/2015	$13.07348	$12.41999	0
01/01/2016 to 12/31/2016	$12.41999	$14.05909	0
01/01/2017 to 12/31/2017	$14.05909	$16.40083	0
01/01/2018 to 12/31/2018	$16.40083	$15.38686	0

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.99858	$7.79678	74
01/01/2010 to 12/31/2010	$7.79678	$9.88521	41
01/01/2011 to 12/31/2011	$9.88521	$10.38099	29
01/01/2012 to 12/31/2012	$10.38099	$11.79684	27
01/01/2013 to 12/31/2013	$11.79684	$11.98644	11
01/01/2014 to 12/31/2014	$11.98644	$15.45969	28
01/01/2015 to 12/31/2015	$15.45969	$15.96866	12
01/01/2016 to 12/31/2016	$15.96866	$16.49035	8
01/01/2017 to 12/31/2017	$16.49035	$17.26163	18
01/01/2018 to 12/31/2018	$17.26163	$16.19620	11
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.73586	$8.21894	104,418
01/01/2010 to 12/31/2010	$8.21894	$9.26045	118,477
01/01/2011 to 12/31/2011	$9.26045	$8.98642	84,603
01/01/2012 to 12/31/2012	$8.98642	$9.79475	80,367
01/01/2013 to 12/31/2013	$9.79475	$11.07416	42,102
01/01/2014 to 12/31/2014	$11.07416	$11.25413	46,918
01/01/2015 to 12/31/2015	$11.25413	$11.19733	39,569
01/01/2016 to 12/31/2016	$11.19733	$11.50113	29,070
01/01/2017 to 12/31/2017	$11.50113	$13.19790	20,391
01/01/2018 to 12/31/2018	$13.19790	$11.99458	14,229
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11840	$8.14369	0
01/01/2010 to 12/31/2010	$8.14369	$9.64393	0
01/01/2011 to 12/31/2011	$9.64393	$9.02266	0
01/01/2012 to 12/31/2012	$9.02266	$11.27157	0
01/01/2013 to 12/31/2013	$11.27157	$11.58747	0
01/01/2014 to 12/31/2014	$11.58747	$13.00544	0
01/01/2015 to 12/31/2015	$13.00544	$12.80149	0
01/01/2016 to 12/31/2016	$12.80149	$12.72535	0
01/01/2017 to 12/31/2017	$12.72535	$13.90223	0
01/01/2018 to 12/31/2018	$13.90223	$13.05040	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.96882	$7.00895	1,864
01/01/2010 to 12/31/2010	$7.00895	$7.79506	1,863
01/01/2011 to 12/31/2011	$7.79506	$7.25601	1,862
01/01/2012 to 12/31/2012	$7.25601	$8.55437	235
01/01/2013 to 12/31/2013	$8.55437	$11.25466	234
01/01/2014 to 12/31/2014	$11.25466	$12.54426	234
01/01/2015 to 12/31/2015	$12.54426	$11.78752	710
01/01/2016 to 12/31/2016	$11.78752	$12.95383	234
01/01/2017 to 12/31/2017	$12.95383	$14.00657	0
01/01/2018 to 12/31/2018	$14.00657	$12.62156	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.08671	$9.42044	1,541
01/01/2010 to 12/31/2010	$9.42044	$11.12114	1,540
01/01/2011 to 12/31/2011	$11.12114	$10.63058	1,539
01/01/2012 to 12/31/2012	$10.63058	$12.52721	509
01/01/2013 to 12/31/2013	$12.52721	$16.31485	509
01/01/2014 to 12/31/2014	$16.31485	$17.92625	496
01/01/2015 to 12/31/2015	$17.92625	$16.65690	518
01/01/2016 to 12/31/2016	$16.65690	$16.68085	31
01/01/2017 to 12/31/2017	$16.68085	$20.88690	69
01/01/2018 to 12/31/2018	$20.88690	$19.68132	43

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.62472	$9.26843	25,884
01/01/2010 to 12/31/2010	$9.26843	$10.19024	25,837
01/01/2011 to 12/31/2011	$10.19024	$9.98865	20,411
01/01/2012 to 12/31/2012	$9.98865	$10.83739	22,745
01/01/2013 to 12/31/2013	$10.83739	$11.72552	21,784
01/01/2014 to 12/31/2014	$11.72552	$12.01882	17,962
01/01/2015 to 12/31/2015	$12.01882	$11.73327	16,160
01/01/2016 to 12/31/2016	$11.73327	$12.16749	1,333
01/01/2017 to 12/31/2017	$12.16749	$13.46033	1,556
01/01/2018 to 12/31/2018	$13.46033	$12.32418	1,081
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.64560	$9.55478	0
01/01/2010 to 12/31/2010	$9.55478	$11.93314	0
01/01/2011 to 12/31/2011	$11.93314	$11.90982	0
01/01/2012 to 12/31/2012	$11.90982	$13.57433	0
01/01/2013 to 12/31/2013	$13.57433	$18.56396	0
01/01/2014 to 12/31/2014	$18.56396	$19.60572	0
01/01/2015 to 12/31/2015	$19.60572	$18.25439	0
01/01/2016 to 12/31/2016	$18.25439	$22.35731	0
01/01/2017 to 12/31/2017	$22.35731	$24.71200	0
01/01/2018 to 12/31/2018	$24.71200	$20.92035	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.23870	$10.11181	18,836
01/01/2010 to 12/31/2010	$10.11181	$9.96478	17,831
01/01/2011 to 12/31/2011	$9.96478	$9.81941	10,742
01/01/2012 to 12/31/2012	$9.81941	$9.67476	15,859
01/01/2013 to 12/31/2013	$9.67476	$9.53197	2,017
01/01/2014 to 12/31/2014	$9.53197	$9.39068	519
01/01/2015 to 12/31/2015	$9.39068	$9.25182	519
01/01/2016 to 12/31/2016	$9.25182	$9.11538	0
01/01/2017 to 12/31/2017	$9.11538	$9.01150	2,489
01/01/2018 to 12/31/2018	$9.01150	$8.99291	2,485
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.72692	$10.31917	64
01/01/2010 to 12/31/2010	$10.31917	$11.53876	3,579
01/01/2011 to 12/31/2011	$11.53876	$11.72900	596
01/01/2012 to 12/31/2012	$11.72900	$13.15845	1,729
01/01/2013 to 12/31/2013	$13.15845	$13.89463	520
01/01/2014 to 12/31/2014	$13.89463	$14.03918	228
01/01/2015 to 12/31/2015	$14.03918	$13.33853	239
01/01/2016 to 12/31/2016	$13.33853	$15.16490	0
01/01/2017 to 12/31/2017	$15.16490	$16.05729	0
01/01/2018 to 12/31/2018	$16.05729	$15.50415	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.51560	$6.49008	1,076
01/01/2010 to 12/31/2010	$6.49008	$7.23545	0
01/01/2011 to 12/31/2011	$7.23545	$6.83026	0
01/01/2012 to 12/31/2012	$6.83026	$7.86539	0
01/01/2013 to 12/31/2013	$7.86539	$10.83787	0
01/01/2014 to 12/31/2014	$10.83787	$12.14522	0
01/01/2015 to 12/31/2015	$12.14522	$11.02793	0
01/01/2016 to 12/31/2016	$11.02793	$13.02562	0
01/01/2017 to 12/31/2017	$13.02562	$15.29636	0
01/01/2018 to 12/31/2018	$15.29636	$12.93621	0

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.43245	$7.24079	2,024
01/01/2010 to 12/31/2010	$7.24079	$8.16782	922
01/01/2011 to 12/31/2011	$8.16782	$7.00698	1,081
01/01/2012 to 12/31/2012	$7.00698	$8.30903	1,080
01/01/2013 to 12/31/2013	$8.30903	$9.74610	433
01/01/2014 to 12/31/2014	$9.74610	$9.07139	555
01/01/2015 to 12/31/2015	$9.07139	$9.21854	464
01/01/2016 to 12/31/2016	$9.21854	$8.73920	334
01/01/2017 to 12/31/2017	$8.73920	$11.66052	261
01/01/2018 to 12/31/2018	$11.66052	$9.95569	151
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.78239	$7.43422	3,396
01/01/2010 to 12/31/2010	$7.43422	$8.13590	3,363
01/01/2011 to 12/31/2011	$8.13590	$7.00972	3,325
01/01/2012 to 12/31/2012	$7.00972	$8.05757	2,230
01/01/2013 to 12/31/2013	$8.05757	$9.48379	1,712
01/01/2014 to 12/31/2014	$9.48379	$8.71706	1,656
01/01/2015 to 12/31/2015	$8.71706	$8.65826	1,583
01/01/2016 to 12/31/2016	$8.65826	$8.57996	1,048
01/01/2017 to 12/31/2017	$8.57996	$10.38170	785
01/01/2018 to 12/31/2018	$10.38170	$8.57694	744
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.14807	$8.92034	1,477
01/01/2010 to 12/31/2010	$8.92034	$10.00264	1,591
01/01/2011 to 12/31/2011	$10.00264	$9.79869	1,069
01/01/2012 to 12/31/2012	$9.79869	$10.96477	1,165
01/01/2013 to 12/31/2013	$10.96477	$12.56131	1,453
01/01/2014 to 12/31/2014	$12.56131	$13.16311	1,408
01/01/2015 to 12/31/2015	$13.16311	$12.83238	1,314
01/01/2016 to 12/31/2016	$12.83238	$13.30234	1,157
01/01/2017 to 12/31/2017	$13.30234	$15.32813	1,123
01/01/2018 to 12/31/2018	$15.32813	$13.98690	835
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.97843	$8.00343	1,078
01/01/2010 to 12/31/2010	$8.00343	$8.45042	525
01/01/2011 to 12/31/2011	$8.45042	$7.56372	525
01/01/2012 to 12/31/2012	$7.56372	$9.08428	0
01/01/2013 to 12/31/2013	$9.08428	$10.32466	0
01/01/2014 to 12/31/2014	$10.32466	$9.52441	0
01/01/2015 to 12/31/2015	$9.52441	$9.12122	0
01/01/2016 to 12/31/2016	$9.12122	$9.16008	0
01/01/2017 to 12/31/2017	$9.16008	$11.69916	0
01/01/2018 to 12/31/2018	$11.69916	$9.51171	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.87406	$9.46570	91,064
01/01/2010 to 12/31/2010	$9.46570	$10.00817	93,903
01/01/2011 to 12/31/2011	$10.00817	$9.88321	71,276
01/01/2012 to 12/31/2012	$9.88321	$10.78047	55,417
01/01/2013 to 12/31/2013	$10.78047	$11.79272	43,551
01/01/2014 to 12/31/2014	$11.79272	$12.25122	42,101
01/01/2015 to 12/31/2015	$12.25122	$12.04791	38,022
01/01/2016 to 12/31/2016	$12.04791	$12.32561	31,628
01/01/2017 to 12/31/2017	$12.32561	$13.61813	23,414
01/01/2018 to 12/31/2018	$13.61813	$12.72781	20,628

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08416	$10.29292	0
01/01/2010 to 12/31/2010	$10.29292	$11.28818	0
01/01/2011 to 12/31/2011	$11.28818	$11.19497	0
01/01/2012 to 12/31/2012	$11.19497	$12.70410	0
01/01/2013 to 12/31/2013	$12.70410	$17.08368	0
01/01/2014 to 12/31/2014	$17.08368	$18.43045	0
01/01/2015 to 12/31/2015	$18.43045	$20.08864	0
01/01/2016 to 12/31/2016	$20.08864	$19.50208	0
01/01/2017 to 12/31/2017	$19.50208	$26.09858	0
01/01/2018 to 12/31/2018	$26.09858	$25.29597	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.01404	$7.68834	3,601
01/01/2010 to 12/31/2010	$7.68834	$9.07069	3,538
01/01/2011 to 12/31/2011	$9.07069	$8.85498	3,466
01/01/2012 to 12/31/2012	$8.85498	$9.79386	2,369
01/01/2013 to 12/31/2013	$9.79386	$13.18144	2,579
01/01/2014 to 12/31/2014	$13.18144	$14.36158	2,945
01/01/2015 to 12/31/2015	$14.36158	$15.57412	2,811
01/01/2016 to 12/31/2016	$15.57412	$16.19971	1,780
01/01/2017 to 12/31/2017	$16.19971	$21.22588	1,492
01/01/2018 to 12/31/2018	$21.22588	$20.34798	1,413
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.79032	$8.79760	1,037
01/01/2010 to 12/31/2010	$8.79760	$9.71160	1,036
01/01/2011 to 12/31/2011	$9.71160	$9.26842	1,036
01/01/2012 to 12/31/2012	$9.26842	$11.23837	520
01/01/2013 to 12/31/2013	$11.23837	$14.13179	520
01/01/2014 to 12/31/2014	$14.13179	$14.42811	507
01/01/2015 to 12/31/2015	$14.42811	$14.00631	477
01/01/2016 to 12/31/2016	$14.00631	$14.78079	0
01/01/2017 to 12/31/2017	$14.78079	$18.03440	0
01/01/2018 to 12/31/2018	$18.03440	$16.06890	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.76122	$8.28013	0
01/01/2010 to 12/31/2010	$8.28013	$9.20054	0
01/01/2011 to 12/31/2011	$9.20054	$9.01074	0
01/01/2012 to 12/31/2012	$9.01074	$10.39385	0
01/01/2013 to 12/31/2013	$10.39385	$13.99889	0
01/01/2014 to 12/31/2014	$13.99889	$14.99296	0
01/01/2015 to 12/31/2015	$14.99296	$15.83895	0
01/01/2016 to 12/31/2016	$15.83895	$15.90326	0
01/01/2017 to 12/31/2017	$15.90326	$20.47994	0
01/01/2018 to 12/31/2018	$20.47994	$20.60895	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99878	$10.20336	0
01/01/2013 to 12/31/2013	$10.20336	$13.52099	0
01/01/2014 to 12/31/2014	$13.52099	$14.68193	0
01/01/2015 to 12/31/2015	$14.68193	$14.36000	0
01/01/2016 to 12/31/2016	$14.36000	$16.05023	0
01/01/2017 to 12/31/2017	$16.05023	$18.55525	0
01/01/2018 to 12/31/2018	$18.55525	$16.42380	0

A-30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.70783	$7.90899	1,538
01/01/2010 to 12/31/2010	$7.90899	$9.61810	1,452
01/01/2011 to 12/31/2011	$9.61810	$9.24058	1,422
01/01/2012 to 12/31/2012	$9.24058	$10.66287	346
01/01/2013 to 12/31/2013	$10.66287	$14.91804	274
01/01/2014 to 12/31/2014	$14.91804	$16.79171	328
01/01/2015 to 12/31/2015	$16.79171	$15.61067	275
01/01/2016 to 12/31/2016	$15.61067	$18.18381	251
01/01/2017 to 12/31/2017	$18.18381	$20.38578	74
01/01/2018 to 12/31/2018	$20.38578	$16.78020	49
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.33580	533
01/01/2013 to 12/31/2013	$10.33580	$12.10896	285
01/01/2014 to 12/31/2014	$12.10896	$12.54281	449
01/01/2015 to 12/31/2015	$12.54281	$12.20378	319
01/01/2016 to 12/31/2016	$12.20378	$12.54321	152
01/01/2017 to 12/31/2017	$12.54321	$14.39611	342
01/01/2018 to 12/31/2018	$14.39611	$13.00832	203
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57836	$9.15131	2,177
01/01/2010 to 12/31/2010	$9.15131	$11.02373	949
01/01/2011 to 12/31/2011	$11.02373	$8.65913	832
01/01/2012 to 12/31/2012	$8.65913	$10.06026	0
01/01/2013 to 12/31/2013	$10.06026	$9.93349	0
01/01/2014 to 12/31/2014	$9.93349	$9.32822	0
01/01/2015 to 12/31/2015	$9.32822	$7.65288	0
01/01/2016 to 12/31/2016	$7.65288	$8.47183	0
01/01/2017 to 12/31/2017	$8.47183	$10.54839	0
01/01/2018 to 12/31/2018	$10.54839	$8.93172	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.33099	$9.85231	261,340
01/01/2010 to 12/31/2010	$9.85231	$10.73264	248,407
01/01/2011 to 12/31/2011	$10.73264	$10.67932	221,353
01/01/2012 to 12/31/2012	$10.67932	$11.61253	171,439
01/01/2013 to 12/31/2013	$11.61253	$12.49455	133,092
01/01/2014 to 12/31/2014	$12.49455	$13.02060	110,838
01/01/2015 to 12/31/2015	$13.02060	$12.84633	103,374
01/01/2016 to 12/31/2016	$12.84633	$13.35585	88,218
01/01/2017 to 12/31/2017	$13.35585	$14.49171	86,570
01/01/2018 to 12/31/2018	$14.49171	$13.87066	46,367
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01869	$10.07365	0
01/01/2012 to 12/31/2012	$10.07365	$10.63000	0
01/01/2013 to 12/31/2013	$10.63000	$10.23047	0
01/01/2014 to 12/31/2014	$10.23047	$10.68997	0
01/01/2015 to 12/31/2015	$10.68997	$10.50365	0
01/01/2016 to 12/31/2016	$10.50365	$10.78404	0
01/01/2017 to 12/31/2017	$10.78404	$11.22732	0
01/01/2018 to 12/31/2018	$11.22732	$10.97029	0

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.17596	$7.66499	594,318
01/01/2010 to 12/31/2010	$7.66499	$8.98792	843,988
01/01/2011 to 12/31/2011	$8.98792	$8.30480	416,597
01/01/2012 to 12/31/2012	$8.30480	$9.23898	541,334
01/01/2013 to 12/31/2013	$9.23898	$10.65198	554,714
01/01/2014 to 12/31/2014	$10.65198	$11.45954	553,437
01/01/2015 to 12/31/2015	$11.45954	$11.22072	497,998
01/01/2016 to 12/31/2016	$11.22072	$12.17093	480,254
01/01/2017 to 12/31/2017	$12.17093	$13.92144	550,357
01/01/2018 to 12/31/2018	$13.92144	$12.67261	387,077
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99877	$11.69061	0
01/01/2014 to 12/31/2014	$11.69061	$13.27320	0
01/01/2015 to 12/31/2015	$13.27320	$13.27854	0
01/01/2016 to 12/31/2016	$13.27854	$14.50246	0
01/01/2017 to 12/31/2017	$14.50246	$17.34776	0
01/01/2018 to 12/31/2018	$17.34776	$15.86743	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.89074	$7.07001	570
01/01/2010 to 12/31/2010	$7.07001	$8.01363	569
01/01/2011 to 12/31/2011	$8.01363	$8.16814	569
01/01/2012 to 12/31/2012	$8.16814	$9.56031	568
01/01/2013 to 12/31/2013	$9.56031	$12.47309	568
01/01/2014 to 12/31/2014	$12.47309	$14.40373	554
01/01/2015 to 12/31/2015	$14.40373	$14.62749	521
01/01/2016 to 12/31/2016	$14.62749	$16.55094	0
01/01/2017 to 12/31/2017	$16.55094	$19.93496	0
01/01/2018 to 12/31/2018	$19.93496	$18.02470	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99877	$8.91023	0
01/01/2012 to 12/31/2012	$8.91023	$9.93326	0
01/01/2013 to 12/31/2013	$9.93326	$11.97809	0
01/01/2014 to 12/31/2014	$11.97809	$12.56798	0
01/01/2015 to 12/31/2015	$12.56798	$12.40062	0
01/01/2016 to 12/31/2016	$12.40062	$12.98987	0
01/01/2017 to 12/31/2017	$12.98987	$15.12604	0
01/01/2018 to 12/31/2018	$15.12604	$13.92822	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.35523	$8.94120	27,885
01/01/2010 to 12/31/2010	$8.94120	$9.85881	26,418
01/01/2011 to 12/31/2011	$9.85881	$9.53676	22,491
01/01/2012 to 12/31/2012	$9.53676	$10.36157	18,365
01/01/2013 to 12/31/2013	$10.36157	$11.47816	11,937
01/01/2014 to 12/31/2014	$11.47816	$11.88938	11,943
01/01/2015 to 12/31/2015	$11.88938	$11.69402	10,533
01/01/2016 to 12/31/2016	$11.69402	$12.07607	8,852
01/01/2017 to 12/31/2017	$12.07607	$13.82922	2,875
01/01/2018 to 12/31/2018	$13.82922	$12.54678	1,397

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.63081	$7.35943	621
01/01/2010 to 12/31/2010	$7.35943	$9.61033	558
01/01/2011 to 12/31/2011	$9.61033	$8.22684	1,075
01/01/2012 to 12/31/2012	$8.22684	$9.73193	418
01/01/2013 to 12/31/2013	$9.73193	$13.50098	346
01/01/2014 to 12/31/2014	$13.50098	$13.95840	399
01/01/2015 to 12/31/2015	$13.95840	$13.93543	323
01/01/2016 to 12/31/2016	$13.93543	$14.78668	37
01/01/2017 to 12/31/2017	$14.78668	$18.60242	80
01/01/2018 to 12/31/2018	$18.60242	$16.33838	50
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.32631	$8.34608	103
01/01/2010 to 12/31/2010	$8.34608	$11.21701	66
01/01/2011 to 12/31/2011	$11.21701	$10.94299	61
01/01/2012 to 12/31/2012	$10.94299	$12.09353	58
01/01/2013 to 12/31/2013	$12.09353	$16.10539	34
01/01/2014 to 12/31/2014	$16.10539	$16.47299	56
01/01/2015 to 12/31/2015	$16.47299	$16.35668	32
01/01/2016 to 12/31/2016	$16.35668	$18.06115	16
01/01/2017 to 12/31/2017	$18.06115	$22.05035	38
01/01/2018 to 12/31/2018	$22.05035	$19.89670	27
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.55164	$8.19749	1,451
01/01/2010 to 12/31/2010	$8.19749	$10.17554	1,409
01/01/2011 to 12/31/2011	$10.17554	$9.42601	1,388
01/01/2012 to 12/31/2012	$9.42601	$10.97278	282
01/01/2013 to 12/31/2013	$10.97278	$14.85360	239
01/01/2014 to 12/31/2014	$14.85360	$15.40474	271
01/01/2015 to 12/31/2015	$15.40474	$14.52270	244
01/01/2016 to 12/31/2016	$14.52270	$18.48680	236
01/01/2017 to 12/31/2017	$18.48680	$19.55207	33
01/01/2018 to 12/31/2018	$19.55207	$15.97219	20
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.45021	$9.11168	64,679
01/01/2010 to 12/31/2010	$9.11168	$10.01224	65,983
01/01/2011 to 12/31/2011	$10.01224	$10.05986	60,257
01/01/2012 to 12/31/2012	$10.05986	$11.24841	61,683
01/01/2013 to 12/31/2013	$11.24841	$12.94742	55,317
01/01/2014 to 12/31/2014	$12.94742	$13.50580	53,185
01/01/2015 to 12/31/2015	$13.50580	$13.31150	55,943
01/01/2016 to 12/31/2016	$13.31150	$14.10432	48,305
01/01/2017 to 12/31/2017	$14.10432	$16.03701	43,290
01/01/2018 to 12/31/2018	$16.03701	$14.95683	27,448
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.90554	$8.92350	2,877
01/01/2010 to 12/31/2010	$8.92350	$10.18149	1,786
01/01/2011 to 12/31/2011	$10.18149	$9.86091	1,779
01/01/2012 to 12/31/2012	$9.86091	$11.42292	1,402
01/01/2013 to 12/31/2013	$11.42292	$16.20852	39
01/01/2014 to 12/31/2014	$16.20852	$17.30129	64
01/01/2015 to 12/31/2015	$17.30129	$18.67877	36
01/01/2016 to 12/31/2016	$18.67877	$18.89942	18
01/01/2017 to 12/31/2017	$18.89942	$25.67491	44
01/01/2018 to 12/31/2018	$25.67491	$26.27090	30

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.06690	$7.06845	139
01/01/2010 to 12/31/2010	$7.06845	$7.83029	104
01/01/2011 to 12/31/2011	$7.83029	$7.67662	78
01/01/2012 to 12/31/2012	$7.67662	$8.57635	80
01/01/2013 to 12/31/2013	$8.57635	$11.37535	26
01/01/2014 to 12/31/2014	$11.37535	$11.38164	68
01/01/2015 to 12/31/2015	$11.38164	$10.53328	34
01/01/2016 to 12/31/2016	$10.53328	$11.01368	26
01/01/2017 to 12/31/2017	$11.01368	$12.64728	53
01/01/2018 to 12/31/2018	$12.64728	$11.24926	31
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.74017	$8.44609	5,499
01/01/2010 to 12/31/2010	$8.44609	$10.02311	3,643
01/01/2011 to 12/31/2011	$10.02311	$8.40188	3,680
01/01/2012 to 12/31/2012	$8.40188	$8.57677	3,922
01/01/2013 to 12/31/2013	$8.57677	$9.74955	3,828
01/01/2014 to 12/31/2014	$9.74955	$8.80219	3,842
01/01/2015 to 12/31/2015	$8.80219	$7.00231	3,469
01/01/2016 to 12/31/2016	$7.00231	$8.59701	2,729
01/01/2017 to 12/31/2017	$8.59701	$9.34305	2,444
01/01/2018 to 12/31/2018	$9.34305	$7.67119	2,263
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.20756	$11.27487	5,501
01/01/2010 to 12/31/2010	$11.27487	$11.74596	4,851
01/01/2011 to 12/31/2011	$11.74596	$12.04961	4,738
01/01/2012 to 12/31/2012	$12.04961	$12.49139	1,620
01/01/2013 to 12/31/2013	$12.49139	$11.84456	1,414
01/01/2014 to 12/31/2014	$11.84456	$11.73429	1,391
01/01/2015 to 12/31/2015	$11.73429	$11.02679	1,314
01/01/2016 to 12/31/2016	$11.02679	$11.33741	857
01/01/2017 to 12/31/2017	$11.33741	$11.39810	655
01/01/2018 to 12/31/2018	$11.39810	$11.45296	612
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.94845	$8.13925	1,679
01/01/2010 to 12/31/2010	$8.13925	$9.91193	1,678
01/01/2011 to 12/31/2011	$9.91193	$9.42837	1,677
01/01/2012 to 12/31/2012	$9.42837	$10.99880	546
01/01/2013 to 12/31/2013	$10.99880	$14.34856	545
01/01/2014 to 12/31/2014	$14.34856	$16.25234	532
01/01/2015 to 12/31/2015	$16.25234	$14.95363	500
01/01/2016 to 12/31/2016	$14.95363	$16.79466	0
01/01/2017 to 12/31/2017	$16.79466	$19.61285	0
01/01/2018 to 12/31/2018	$19.61285	$16.12802	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.89032	$7.45305	8,924
01/01/2010 to 12/31/2010	$7.45305	$8.41749	8,099
01/01/2011 to 12/31/2011	$8.41749	$8.00650	7,879
01/01/2012 to 12/31/2012	$8.00650	$8.75617	8,142
01/01/2013 to 12/31/2013	$8.75617	$10.39530	9,993
01/01/2014 to 12/31/2014	$10.39530	$10.80521	14,123
01/01/2015 to 12/31/2015	$10.80521	$10.57797	11,585
01/01/2016 to 12/31/2016	$10.57797	$11.10175	9,181
01/01/2017 to 12/31/2017	$11.10175	$12.42469	7,372
01/01/2018 to 12/31/2018	$12.42469	$11.62815	7,369

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32155	$10.25168	0
01/01/2010 to 12/31/2010	$10.25168	$10.88762	0
01/01/2011 to 12/31/2011	$10.88762	$11.37290	0
01/01/2012 to 12/31/2012	$11.37290	$12.08434	0
01/01/2013 to 12/31/2013	$12.08434	$11.72777	0
01/01/2014 to 12/31/2014	$11.72777	$12.38580	0
01/01/2015 to 12/31/2015	$12.38580	$12.35335	0
01/01/2016 to 12/31/2016	$12.35335	$12.79754	0
01/01/2017 to 12/31/2017	$12.79754	$13.40394	0
01/01/2018 to 12/31/2018	$13.40394	$12.90557	675
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99878	$10.39229	0
01/01/2013 to 12/31/2013	$10.39229	$9.40559	0
01/01/2014 to 12/31/2014	$9.40559	$9.39190	0
01/01/2015 to 12/31/2015	$9.39190	$8.96757	0
01/01/2016 to 12/31/2016	$8.96757	$9.77212	0
01/01/2017 to 12/31/2017	$9.77212	$10.52337	0
01/01/2018 to 12/31/2018	$10.52337	$9.67557	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.68001	$9.19810	0
01/01/2010 to 12/31/2010	$9.19810	$10.63535	0
01/01/2011 to 12/31/2011	$10.63535	$11.20603	0
01/01/2012 to 12/31/2012	$11.20603	$12.23880	0
01/01/2013 to 12/31/2013	$12.23880	$15.48833	0
01/01/2014 to 12/31/2014	$15.48833	$16.81967	0
01/01/2015 to 12/31/2015	$16.81967	$17.26061	0
01/01/2016 to 12/31/2016	$17.26061	$17.60834	0
01/01/2017 to 12/31/2017	$17.60834	$19.96022	0
01/01/2018 to 12/31/2018	$19.96022	$16.75244	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.05023	$9.08555	0
01/01/2010 to 12/31/2010	$9.08555	$10.86563	0
01/01/2011 to 12/31/2011	$10.86563	$11.29384	0
01/01/2012 to 12/31/2012	$11.29384	$13.58527	0
01/01/2013 to 12/31/2013	$13.58527	$18.72055	0
01/01/2014 to 12/31/2014	$18.72055	$20.74165	0
01/01/2015 to 12/31/2015	$20.74165	$21.39300	0
01/01/2016 to 12/31/2016	$21.39300	$21.95934	0
01/01/2017 to 12/31/2017	$21.95934	$25.60910	0
01/01/2018 to 12/31/2018	$25.60910	$25.38319	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.27795	$5.98034	0
01/01/2010 to 12/31/2010	$5.98034	$6.53580	77
01/01/2011 to 12/31/2011	$6.53580	$5.54848	485
01/01/2012 to 12/31/2012	$5.54848	$6.81799	529
01/01/2013 to 12/31/2013	$6.81799	$8.87180	485
01/01/2014 to 12/31/2014	$8.87180	$9.86956	179
01/01/2015 to 12/31/2015	$9.86956	$9.57814	170
01/01/2016 to 12/31/2016	$9.57814	$10.88247	0
01/01/2017 to 12/31/2017	$10.88247	$12.67217	0
01/01/2018 to 12/31/2018	$12.67217	$11.18156	0

A-35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.34539	$9.82975	0
01/01/2010 to 12/31/2010	$9.82975	$9.95975	49
01/01/2011 to 12/31/2011	$9.95975	$10.80492	305
01/01/2012 to 12/31/2012	$10.80492	$12.49741	278
01/01/2013 to 12/31/2013	$12.49741	$17.20771	265
01/01/2014 to 12/31/2014	$17.20771	$20.97081	92
01/01/2015 to 12/31/2015	$20.97081	$21.69829	80
01/01/2016 to 12/31/2016	$21.69829	$20.51148	0
01/01/2017 to 12/31/2017	$20.51148	$24.43592	0
01/01/2018 to 12/31/2018	$24.43592	$25.14017	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.10363	$7.46247	0
01/01/2010 to 12/31/2010	$7.46247	$9.09813	0
01/01/2011 to 12/31/2011	$9.09813	$8.80361	0
01/01/2012 to 12/31/2012	$8.80361	$10.04334	0
01/01/2013 to 12/31/2013	$10.04334	$13.67333	0
01/01/2014 to 12/31/2014	$13.67333	$14.22223	0
01/01/2015 to 12/31/2015	$14.22223	$13.53248	0
01/01/2016 to 12/31/2016	$13.53248	$15.67207	0
01/01/2017 to 12/31/2017	$15.67207	$18.89920	0
01/01/2018 to 12/31/2018	$18.89920	$16.24132	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.72389	$8.59400	0
01/01/2010 to 12/31/2010	$8.59400	$9.58321	0
01/01/2011 to 12/31/2011	$9.58321	$9.73711	0
01/01/2012 to 12/31/2012	$9.73711	$10.81276	0
01/01/2013 to 12/31/2013	$10.81276	$13.91943	0
01/01/2014 to 12/31/2014	$13.91943	$15.48623	0
01/01/2015 to 12/31/2015	$15.48623	$15.83024	0
01/01/2016 to 12/31/2016	$15.83024	$16.37872	0
01/01/2017 to 12/31/2017	$16.37872	$20.21834	0
01/01/2018 to 12/31/2018	$20.21834	$19.54700	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.27859	$7.38976	0
01/01/2010 to 12/31/2010	$7.38976	$8.21923	0
01/01/2011 to 12/31/2011	$8.21923	$7.99418	0
01/01/2012 to 12/31/2012	$7.99418	$9.09024	0
01/01/2013 to 12/31/2013	$9.09024	$11.63293	0
01/01/2014 to 12/31/2014	$11.63293	$12.66123	0
01/01/2015 to 12/31/2015	$12.66123	$11.88316	0
01/01/2016 to 12/31/2016	$11.88316	$13.51437	0
01/01/2017 to 12/31/2017	$13.51437	$15.10366	0
01/01/2018 to 12/31/2018	$15.10366	$13.29773	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.20657	$8.45773	0
01/01/2010 to 12/31/2010	$8.45773	$10.70048	0
01/01/2011 to 12/31/2011	$10.70048	$10.23726	0
01/01/2012 to 12/31/2012	$10.23726	$11.63683	0
01/01/2013 to 12/31/2013	$11.63683	$14.96427	0
01/01/2014 to 12/31/2014	$14.96427	$15.61139	0
01/01/2015 to 12/31/2015	$15.61139	$15.42386	0
01/01/2016 to 12/31/2016	$15.42386	$17.15284	0
01/01/2017 to 12/31/2017	$17.15284	$19.99330	0
01/01/2018 to 12/31/2018	$19.99330	$17.33655	0

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.47128	$8.34377	438
01/01/2010 to 12/31/2010	$8.34377	$9.90148	437
01/01/2011 to 12/31/2011	$9.90148	$9.37230	436
01/01/2012 to 12/31/2012	$9.37230	$10.76286	435
01/01/2013 to 12/31/2013	$10.76286	$14.01366	0
01/01/2014 to 12/31/2014	$14.01366	$15.21242	0
01/01/2015 to 12/31/2015	$15.21242	$13.75463	0
01/01/2016 to 12/31/2016	$13.75463	$16.85004	0
01/01/2017 to 12/31/2017	$16.85004	$18.36248	0
01/01/2018 to 12/31/2018	$18.36248	$15.68523	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.52426	$6.96089	0
01/01/2010 to 12/31/2010	$6.96089	$8.55119	0
01/01/2011 to 12/31/2011	$8.55119	$8.82499	0
01/01/2012 to 12/31/2012	$8.82499	$10.18714	0
01/01/2013 to 12/31/2013	$10.18714	$10.04560	0
01/01/2014 to 12/31/2014	$10.04560	$12.37292	0
01/01/2015 to 12/31/2015	$12.37292	$12.22930	0
01/01/2016 to 12/31/2016	$12.22930	$12.73848	0
01/01/2017 to 12/31/2017	$12.73848	$13.56073	0
01/01/2018 to 12/31/2018	$13.56073	$12.59784	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.81715	$8.47395	0
01/01/2010 to 12/31/2010	$8.47395	$10.49624	0
01/01/2011 to 12/31/2011	$10.49624	$10.47373	0
01/01/2012 to 12/31/2012	$10.47373	$11.60644	0
01/01/2013 to 12/31/2013	$11.60644	$16.05736	0
01/01/2014 to 12/31/2014	$16.05736	$16.16353	0
01/01/2015 to 12/31/2015	$16.16353	$16.11106	0
01/01/2016 to 12/31/2016	$16.11106	$19.08507	0
01/01/2017 to 12/31/2017	$19.08507	$21.24208	0
01/01/2018 to 12/31/2018	$21.24208	$19.72314	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.18694	$8.52515	0
01/01/2010 to 12/31/2010	$8.52515	$10.25540	0
01/01/2011 to 12/31/2011	$10.25540	$9.68939	0
01/01/2012 to 12/31/2012	$9.68939	$11.08807	0
01/01/2013 to 12/31/2013	$11.08807	$15.03969	0
01/01/2014 to 12/31/2014	$15.03969	$15.67862	0
01/01/2015 to 12/31/2015	$15.67862	$14.16787	0
01/01/2016 to 12/31/2016	$14.16787	$17.97550	0
01/01/2017 to 12/31/2017	$17.97550	$19.43011	0
01/01/2018 to 12/31/2018	$19.43011	$16.41993	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.27659	$7.69368	0
01/01/2010 to 12/31/2010	$7.69368	$8.76879	68
01/01/2011 to 12/31/2011	$8.76879	$8.80057	356
01/01/2012 to 12/31/2012	$8.80057	$10.10208	345
01/01/2013 to 12/31/2013	$10.10208	$11.15371	328
01/01/2014 to 12/31/2014	$11.15371	$11.05076	143
01/01/2015 to 12/31/2015	$11.05076	$11.05288	151
01/01/2016 to 12/31/2016	$11.05288	$13.24816	0
01/01/2017 to 12/31/2017	$13.24816	$12.77540	0
01/01/2018 to 12/31/2018	$12.77540	$10.68434	0

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.22324	$7.88038	3,642
01/01/2010 to 12/31/2010	$7.88038	$8.22571	5,357
01/01/2011 to 12/31/2011	$8.22571	$9.52320	5,238
01/01/2012 to 12/31/2012	$9.52320	$9.39517	1,937
01/01/2013 to 12/31/2013	$9.39517	$10.48844	1,936
01/01/2014 to 12/31/2014	$10.48844	$13.00795	1,009
01/01/2015 to 12/31/2015	$13.00795	$11.99486	1,008
01/01/2016 to 12/31/2016	$11.99486	$13.59948	0
01/01/2017 to 12/31/2017	$13.59948	$14.82437	0
01/01/2018 to 12/31/2018	$14.82437	$15.02507	0
*Denotes the start date of these sub-accounts

A-38

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80 bps (2.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02447	$12.15321	0
01/01/2010 to 12/31/2010	$12.15321	$13.22337	0
01/01/2011 to 12/31/2011	$13.22337	$12.50903	0
01/01/2012 to 12/31/2012	$12.50903	$13.68295	0
01/01/2013 to 12/31/2013	$13.68295	$14.62294	0
01/01/2014 to 12/31/2014	$14.62294	$14.75283	0
01/01/2015 to 12/31/2015	$14.75283	$13.87480	0
01/01/2016 to 12/31/2016	$13.87480	$14.33846	0
01/01/2017 to 12/31/2017	$14.33846	$15.68857	0
01/01/2018 to 12/31/2018	$15.68857	$14.00316	0
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03681	$12.34923	0
01/01/2010 to 12/31/2010	$12.34923	$13.64580	0
01/01/2011 to 12/31/2011	$13.64580	$13.27618	0
01/01/2012 to 12/31/2012	$13.27618	$14.66169	0
01/01/2013 to 12/31/2013	$14.66169	$16.60703	0
01/01/2014 to 12/31/2014	$16.60703	$17.12398	0
01/01/2015 to 12/31/2015	$17.12398	$16.77426	0
01/01/2016 to 12/31/2016	$16.77426	$17.46050	0
01/01/2017 to 12/31/2017	$17.46050	$19.84126	0
01/01/2018 to 12/31/2018	$19.84126	$18.14330	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99765	$11.54252	0
01/01/2014 to 12/31/2014	$11.54252	$12.69396	0
01/01/2015 to 12/31/2015	$12.69396	$12.54868	0
01/01/2016 to 12/31/2016	$12.54868	$13.50057	0
01/01/2017 to 12/31/2017	$13.50057	$16.02502	0
01/01/2018 to 12/31/2018	$16.02502	$14.30361	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02328	$11.97898	0
01/01/2010 to 12/31/2010	$11.97898	$13.07444	0
01/01/2011 to 12/31/2011	$13.07444	$12.55161	0
01/01/2012 to 12/31/2012	$12.55161	$13.71838	0
01/01/2013 to 12/31/2013	$13.71838	$15.68376	0
01/01/2014 to 12/31/2014	$15.68376	$16.23508	0
01/01/2015 to 12/31/2015	$16.23508	$15.85192	0
01/01/2016 to 12/31/2016	$15.85192	$16.37582	0
01/01/2017 to 12/31/2017	$16.37582	$18.28716	0
01/01/2018 to 12/31/2018	$18.28716	$16.89144	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99765	$9.09341	0
01/01/2012 to 12/31/2012	$9.09341	$9.88744	0
01/01/2013 to 12/31/2013	$9.88744	$10.65121	0
01/01/2014 to 12/31/2014	$10.65121	$10.85720	0
01/01/2015 to 12/31/2015	$10.85720	$10.23412	0
01/01/2016 to 12/31/2016	$10.23412	$10.63833	0
01/01/2017 to 12/31/2017	$10.63833	$11.64288	0
01/01/2018 to 12/31/2018	$11.64288	$10.71524	0

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99033	$10.42901	0
01/01/2010 to 12/31/2010	$10.42901	$10.52983	0
01/01/2011 to 12/31/2011	$10.52983	$10.46322	0
01/01/2012 to 12/31/2012	$10.46322	$10.64484	0
01/01/2013 to 12/31/2013	$10.64484	$10.11956	0
01/01/2014 to 12/31/2014	$10.11956	$9.82434	0
01/01/2015 to 12/31/2015	$9.82434	$9.59333	0
01/01/2016 to 12/31/2016	$9.59333	$9.47578	0
01/01/2017 to 12/31/2017	$9.47578	$9.36617	0
01/01/2018 to 12/31/2018	$9.36617	$9.16824	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98221	$10.99354	0
01/01/2010 to 12/31/2010	$10.99354	$11.50780	0
01/01/2011 to 12/31/2011	$11.50780	$11.53902	0
01/01/2012 to 12/31/2012	$11.53902	$12.25803	0
01/01/2013 to 12/31/2013	$12.25803	$11.69316	0
01/01/2014 to 12/31/2014	$11.69316	$11.84391	0
01/01/2015 to 12/31/2015	$11.84391	$11.26701	0
01/01/2016 to 12/31/2016	$11.26701	$11.41277	0
01/01/2017 to 12/31/2017	$11.41277	$11.57530	0
01/01/2018 to 12/31/2018	$11.57530	$11.17253	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92242	$9.62510	0
01/01/2010 to 12/31/2010	$9.62510	$10.39978	0
01/01/2011 to 12/31/2011	$10.39978	$11.47933	0
01/01/2012 to 12/31/2012	$11.47933	$11.79241	0
01/01/2013 to 12/31/2013	$11.79241	$11.09936	0
01/01/2014 to 12/31/2014	$11.09936	$11.07325	0
01/01/2015 to 12/31/2015	$11.07325	$10.84782	0
01/01/2016 to 12/31/2016	$10.84782	$10.71190	0
01/01/2017 to 12/31/2017	$10.71190	$10.48443	0
01/01/2018 to 12/31/2018	$10.48443	$10.26423	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90520	$9.52622	0
01/01/2010 to 12/31/2010	$9.52622	$10.30913	0
01/01/2011 to 12/31/2011	$10.30913	$11.61904	0
01/01/2012 to 12/31/2012	$11.61904	$11.95213	0
01/01/2013 to 12/31/2013	$11.95213	$11.05353	0
01/01/2014 to 12/31/2014	$11.05353	$11.19956	0
01/01/2015 to 12/31/2015	$11.19956	$10.99996	0
01/01/2016 to 12/31/2016	$10.99996	$10.84481	0
01/01/2017 to 12/31/2017	$10.84481	$10.61949	0
01/01/2018 to 12/31/2018	$10.61949	$10.37651	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88391	$9.20282	0
01/01/2010 to 12/31/2010	$9.20282	$10.00228	0
01/01/2011 to 12/31/2011	$10.00228	$11.53598	0
01/01/2012 to 12/31/2012	$11.53598	$11.91828	0
01/01/2013 to 12/31/2013	$11.91828	$10.82716	0
01/01/2014 to 12/31/2014	$10.82716	$11.16961	0
01/01/2015 to 12/31/2015	$11.16961	$11.02002	0
01/01/2016 to 12/31/2016	$11.02002	$10.91926	0
01/01/2017 to 12/31/2017	$10.91926	$10.70575	0
01/01/2018 to 12/31/2018	$10.70575	$10.43233	0

A-40

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99686	$10.89381	0
01/01/2011 to 12/31/2011	$10.89381	$12.73622	0
01/01/2012 to 12/31/2012	$12.73622	$13.21704	0
01/01/2013 to 12/31/2013	$13.21704	$11.94464	0
01/01/2014 to 12/31/2014	$11.94464	$12.49912	0
01/01/2015 to 12/31/2015	$12.49912	$12.36291	0
01/01/2016 to 12/31/2016	$12.36291	$12.25913	0
01/01/2017 to 12/31/2017	$12.25913	$12.10222	0
01/01/2018 to 12/31/2018	$12.10222	$11.76675	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99765	$11.89588	0
01/01/2012 to 12/31/2012	$11.89588	$12.23551	0
01/01/2013 to 12/31/2013	$12.23551	$10.73134	0
01/01/2014 to 12/31/2014	$10.73134	$11.50982	0
01/01/2015 to 12/31/2015	$11.50982	$11.41947	0
01/01/2016 to 12/31/2016	$11.41947	$11.30059	0
01/01/2017 to 12/31/2017	$11.30059	$11.15482	0
01/01/2018 to 12/31/2018	$11.15482	$10.82237	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99687	$10.29051	0
01/01/2013 to 12/31/2013	$10.29051	$8.98005	0
01/01/2014 to 12/31/2014	$8.98005	$9.82779	0
01/01/2015 to 12/31/2015	$9.82779	$9.80901	0
01/01/2016 to 12/31/2016	$9.80901	$9.71494	0
01/01/2017 to 12/31/2017	$9.71494	$9.60157	0
01/01/2018 to 12/31/2018	$9.60157	$9.30457	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99843	$8.65830	0
01/01/2014 to 12/31/2014	$8.65830	$9.64166	0
01/01/2015 to 12/31/2015	$9.64166	$9.63568	0
01/01/2016 to 12/31/2016	$9.63568	$9.54283	0
01/01/2017 to 12/31/2017	$9.54283	$9.43020	0
01/01/2018 to 12/31/2018	$9.43020	$9.10362	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99843	$11.18526	0
01/01/2015 to 12/31/2015	$11.18526	$11.08669	0
01/01/2016 to 12/31/2016	$11.08669	$11.04081	0
01/01/2017 to 12/31/2017	$11.04081	$10.92626	0
01/01/2018 to 12/31/2018	$10.92626	$10.53827	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99843	$9.83431	0
01/01/2016 to 12/31/2016	$9.83431	$9.75586	0
01/01/2017 to 12/31/2017	$9.75586	$9.71071	0
01/01/2018 to 12/31/2018	$9.71071	$9.33699	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99687	$9.77683	0
01/01/2017 to 12/31/2017	$9.77683	$9.75669	0
01/01/2018 to 12/31/2018	$9.75669	$9.36043	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99686	$9.93241	0
01/01/2018 to 12/31/2018	$9.93241	$9.45217	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99686	$9.56073	0

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03859	$12.24643	0
01/01/2010 to 12/31/2010	$12.24643	$13.49271	0
01/01/2011 to 12/31/2011	$13.49271	$12.79432	0
01/01/2012 to 12/31/2012	$12.79432	$14.13876	0
01/01/2013 to 12/31/2013	$14.13876	$16.85610	0
01/01/2014 to 12/31/2014	$16.85610	$17.52605	0
01/01/2015 to 12/31/2015	$17.52605	$17.12226	0
01/01/2016 to 12/31/2016	$17.12226	$17.77761	0
01/01/2017 to 12/31/2017	$17.77761	$20.36812	0
01/01/2018 to 12/31/2018	$20.36812	$18.55944	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99765	$11.54415	0
01/01/2014 to 12/31/2014	$11.54415	$12.74513	0
01/01/2015 to 12/31/2015	$12.74513	$11.94301	0
01/01/2016 to 12/31/2016	$11.94301	$13.33551	0
01/01/2017 to 12/31/2017	$13.33551	$15.34528	0
01/01/2018 to 12/31/2018	$15.34528	$14.19919	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61460	$14.43676	0
01/01/2010 to 12/31/2010	$14.43676	$18.05513	0
01/01/2011 to 12/31/2011	$18.05513	$18.70280	0
01/01/2012 to 12/31/2012	$18.70280	$20.96342	0
01/01/2013 to 12/31/2013	$20.96342	$21.00997	0
01/01/2014 to 12/31/2014	$21.00997	$26.72912	0
01/01/2015 to 12/31/2015	$26.72912	$27.23308	0
01/01/2016 to 12/31/2016	$27.23308	$27.74102	0
01/01/2017 to 12/31/2017	$27.74102	$28.64400	0
01/01/2018 to 12/31/2018	$28.64400	$26.50756	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01295	$12.23324	0
01/01/2010 to 12/31/2010	$12.23324	$13.59564	0
01/01/2011 to 12/31/2011	$13.59564	$13.01379	0
01/01/2012 to 12/31/2012	$13.01379	$13.99067	0
01/01/2013 to 12/31/2013	$13.99067	$15.60260	0
01/01/2014 to 12/31/2014	$15.60260	$15.64002	0
01/01/2015 to 12/31/2015	$15.64002	$15.34912	0
01/01/2016 to 12/31/2016	$15.34912	$15.55136	0
01/01/2017 to 12/31/2017	$15.55136	$17.60323	0
01/01/2018 to 12/31/2018	$17.60323	$15.77886	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85922	$13.86353	0
01/01/2010 to 12/31/2010	$13.86353	$16.19384	0
01/01/2011 to 12/31/2011	$16.19384	$14.94445	0
01/01/2012 to 12/31/2012	$14.94445	$18.41459	0
01/01/2013 to 12/31/2013	$18.41459	$18.67281	0
01/01/2014 to 12/31/2014	$18.67281	$20.67238	0
01/01/2015 to 12/31/2015	$20.67238	$20.07092	0
01/01/2016 to 12/31/2016	$20.07092	$19.68053	0
01/01/2017 to 12/31/2017	$19.68053	$21.20870	0
01/01/2018 to 12/31/2018	$21.20870	$19.63613	0

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12442	$12.14148	0
01/01/2010 to 12/31/2010	$12.14148	$13.31934	0
01/01/2011 to 12/31/2011	$13.31934	$12.22958	0
01/01/2012 to 12/31/2012	$12.22958	$14.22103	0
01/01/2013 to 12/31/2013	$14.22103	$18.45534	0
01/01/2014 to 12/31/2014	$18.45534	$20.28971	0
01/01/2015 to 12/31/2015	$20.28971	$18.80581	0
01/01/2016 to 12/31/2016	$18.80581	$20.38570	0
01/01/2017 to 12/31/2017	$20.38570	$21.74295	0
01/01/2018 to 12/31/2018	$21.74295	$19.32428	0
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05946	$13.41518	0
01/01/2010 to 12/31/2010	$13.41518	$15.62134	0
01/01/2011 to 12/31/2011	$15.62134	$14.72914	0
01/01/2012 to 12/31/2012	$14.72914	$17.12011	0
01/01/2013 to 12/31/2013	$17.12011	$21.99278	0
01/01/2014 to 12/31/2014	$21.99278	$23.83566	0
01/01/2015 to 12/31/2015	$23.83566	$21.84579	0
01/01/2016 to 12/31/2016	$21.84579	$21.57978	0
01/01/2017 to 12/31/2017	$21.57978	$26.65420	0
01/01/2018 to 12/31/2018	$26.65420	$24.77126	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02447	$11.79813	0
01/01/2010 to 12/31/2010	$11.79813	$12.79497	0
01/01/2011 to 12/31/2011	$12.79497	$12.37140	0
01/01/2012 to 12/31/2012	$12.37140	$13.23934	0
01/01/2013 to 12/31/2013	$13.23934	$14.12923	0
01/01/2014 to 12/31/2014	$14.12923	$14.28533	0
01/01/2015 to 12/31/2015	$14.28533	$13.75577	0
01/01/2016 to 12/31/2016	$13.75577	$14.07106	0
01/01/2017 to 12/31/2017	$14.07106	$15.35474	0
01/01/2018 to 12/31/2018	$15.35474	$13.86590	0
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95299	$12.69329	0
01/01/2010 to 12/31/2010	$12.69329	$15.63705	0
01/01/2011 to 12/31/2011	$15.63705	$15.39414	0
01/01/2012 to 12/31/2012	$15.39414	$17.30608	0
01/01/2013 to 12/31/2013	$17.30608	$23.34543	0
01/01/2014 to 12/31/2014	$23.34543	$24.31958	0
01/01/2015 to 12/31/2015	$24.31958	$22.33457	0
01/01/2016 to 12/31/2016	$22.33457	$26.98288	0
01/01/2017 to 12/31/2017	$26.98288	$29.41937	0
01/01/2018 to 12/31/2018	$29.41937	$24.56383	0
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99944	$9.81616	0
01/01/2010 to 12/31/2010	$9.81616	$9.54143	0
01/01/2011 to 12/31/2011	$9.54143	$9.27469	0
01/01/2012 to 12/31/2012	$9.27469	$9.01310	0
01/01/2013 to 12/31/2013	$9.01310	$8.75873	0
01/01/2014 to 12/31/2014	$8.75873	$8.51151	0
01/01/2015 to 12/31/2015	$8.51151	$8.27128	0
01/01/2016 to 12/31/2016	$8.27128	$8.03846	0
01/01/2017 to 12/31/2017	$8.03846	$7.83874	0
01/01/2018 to 12/31/2018	$7.83874	$7.71531	0

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01688	$12.45163	0
01/01/2010 to 12/31/2010	$12.45163	$13.73369	0
01/01/2011 to 12/31/2011	$13.73369	$13.77031	0
01/01/2012 to 12/31/2012	$13.77031	$15.23758	0
01/01/2013 to 12/31/2013	$15.23758	$15.87076	0
01/01/2014 to 12/31/2014	$15.87076	$15.81732	0
01/01/2015 to 12/31/2015	$15.81732	$14.82300	0
01/01/2016 to 12/31/2016	$14.82300	$16.62354	0
01/01/2017 to 12/31/2017	$16.62354	$17.36272	0
01/01/2018 to 12/31/2018	$17.36272	$16.53474	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06244	$12.66734	0
01/01/2010 to 12/31/2010	$12.66734	$13.92984	0
01/01/2011 to 12/31/2011	$13.92984	$12.97090	0
01/01/2012 to 12/31/2012	$12.97090	$14.73258	0
01/01/2013 to 12/31/2013	$14.73258	$20.02383	0
01/01/2014 to 12/31/2014	$20.02383	$22.13361	0
01/01/2015 to 12/31/2015	$22.13361	$19.82332	0
01/01/2016 to 12/31/2016	$19.82332	$23.09634	0
01/01/2017 to 12/31/2017	$23.09634	$26.75449	0
01/01/2018 to 12/31/2018	$26.75449	$22.31614	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14301	$13.20274	0
01/01/2010 to 12/31/2010	$13.20274	$14.69040	0
01/01/2011 to 12/31/2011	$14.69040	$12.43113	0
01/01/2012 to 12/31/2012	$12.43113	$14.53992	0
01/01/2013 to 12/31/2013	$14.53992	$16.82224	0
01/01/2014 to 12/31/2014	$16.82224	$15.44411	0
01/01/2015 to 12/31/2015	$15.44411	$15.48062	0
01/01/2016 to 12/31/2016	$15.48062	$14.47630	0
01/01/2017 to 12/31/2017	$14.47630	$19.05308	0
01/01/2018 to 12/31/2018	$19.05308	$16.04420	0
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11751	$13.03502	0
01/01/2010 to 12/31/2010	$13.03502	$14.07124	0
01/01/2011 to 12/31/2011	$14.07124	$11.95834	0
01/01/2012 to 12/31/2012	$11.95834	$13.55812	0
01/01/2013 to 12/31/2013	$13.55812	$15.74039	0
01/01/2014 to 12/31/2014	$15.74039	$14.27057	0
01/01/2015 to 12/31/2015	$14.27057	$13.98099	0
01/01/2016 to 12/31/2016	$13.98099	$13.66614	0
01/01/2017 to 12/31/2017	$13.66614	$16.31147	0
01/01/2018 to 12/31/2018	$16.31147	$13.29094	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04082	$12.18477	0
01/01/2010 to 12/31/2010	$12.18477	$13.47712	0
01/01/2011 to 12/31/2011	$13.47712	$13.02281	0
01/01/2012 to 12/31/2012	$13.02281	$14.37352	0
01/01/2013 to 12/31/2013	$14.37352	$16.24213	0
01/01/2014 to 12/31/2014	$16.24213	$16.78816	0
01/01/2015 to 12/31/2015	$16.78816	$16.14327	0
01/01/2016 to 12/31/2016	$16.14327	$16.50717	0
01/01/2017 to 12/31/2017	$16.50717	$18.76271	0
01/01/2018 to 12/31/2018	$18.76271	$16.88626	0

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12716	$13.51883	0
01/01/2010 to 12/31/2010	$13.51883	$14.07943	0
01/01/2011 to 12/31/2011	$14.07943	$12.43049	0
01/01/2012 to 12/31/2012	$12.43049	$14.72550	0
01/01/2013 to 12/31/2013	$14.72550	$16.50805	0
01/01/2014 to 12/31/2014	$16.50805	$15.02083	0
01/01/2015 to 12/31/2015	$15.02083	$14.18875	0
01/01/2016 to 12/31/2016	$14.18875	$14.05557	0
01/01/2017 to 12/31/2017	$14.05557	$17.70789	0
01/01/2018 to 12/31/2018	$17.70789	$14.19951	0
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07957	$11.60666	0
01/01/2010 to 12/31/2010	$11.60666	$12.10466	0
01/01/2011 to 12/31/2011	$12.10466	$11.79109	0
01/01/2012 to 12/31/2012	$11.79109	$12.68594	0
01/01/2013 to 12/31/2013	$12.68594	$13.68804	0
01/01/2014 to 12/31/2014	$13.68804	$14.02646	0
01/01/2015 to 12/31/2015	$14.02646	$13.60569	0
01/01/2016 to 12/31/2016	$13.60569	$13.73016	0
01/01/2017 to 12/31/2017	$13.73016	$14.96390	0
01/01/2018 to 12/31/2018	$14.96390	$13.79386	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08304	$10.27439	0
01/01/2010 to 12/31/2010	$10.27439	$11.11435	0
01/01/2011 to 12/31/2011	$11.11435	$10.87276	0
01/01/2012 to 12/31/2012	$10.87276	$12.16988	0
01/01/2013 to 12/31/2013	$12.16988	$16.14257	0
01/01/2014 to 12/31/2014	$16.14257	$17.17794	0
01/01/2015 to 12/31/2015	$17.17794	$18.46836	0
01/01/2016 to 12/31/2016	$18.46836	$17.68544	0
01/01/2017 to 12/31/2017	$17.68544	$23.34615	0
01/01/2018 to 12/31/2018	$23.34615	$22.31797	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00707	$12.64957	0
01/01/2010 to 12/31/2010	$12.64957	$14.72094	0
01/01/2011 to 12/31/2011	$14.72094	$14.17532	0
01/01/2012 to 12/31/2012	$14.17532	$15.46416	0
01/01/2013 to 12/31/2013	$15.46416	$20.52977	0
01/01/2014 to 12/31/2014	$20.52977	$22.06313	0
01/01/2015 to 12/31/2015	$22.06313	$23.59983	0
01/01/2016 to 12/31/2016	$23.59983	$24.21423	0
01/01/2017 to 12/31/2017	$24.21423	$31.29629	0
01/01/2018 to 12/31/2018	$31.29629	$29.59063	0
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07221	$13.29655	0
01/01/2010 to 12/31/2010	$13.29655	$14.47808	0
01/01/2011 to 12/31/2011	$14.47808	$13.62922	0
01/01/2012 to 12/31/2012	$13.62922	$16.30048	0
01/01/2013 to 12/31/2013	$16.30048	$20.21808	0
01/01/2014 to 12/31/2014	$20.21808	$20.36071	0
01/01/2015 to 12/31/2015	$20.36071	$19.49598	0
01/01/2016 to 12/31/2016	$19.49598	$20.29454	0
01/01/2017 to 12/31/2017	$20.29454	$24.42551	0
01/01/2018 to 12/31/2018	$24.42551	$21.46492	0

A-45

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02799	$12.08911	0
01/01/2010 to 12/31/2010	$12.08911	$13.25000	0
01/01/2011 to 12/31/2011	$13.25000	$12.80009	0
01/01/2012 to 12/31/2012	$12.80009	$14.56323	0
01/01/2013 to 12/31/2013	$14.56323	$19.34720	0
01/01/2014 to 12/31/2014	$19.34720	$20.43870	0
01/01/2015 to 12/31/2015	$20.43870	$21.29757	0
01/01/2016 to 12/31/2016	$21.29757	$21.09348	0
01/01/2017 to 12/31/2017	$21.09348	$26.79504	0
01/01/2018 to 12/31/2018	$26.79504	$26.59417	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99765	$10.15145	0
01/01/2013 to 12/31/2013	$10.15145	$13.26895	0
01/01/2014 to 12/31/2014	$13.26895	$14.21192	0
01/01/2015 to 12/31/2015	$14.21192	$13.71085	0
01/01/2016 to 12/31/2016	$13.71085	$15.11635	0
01/01/2017 to 12/31/2017	$15.11635	$17.23827	0
01/01/2018 to 12/31/2018	$17.23827	$15.04886	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13079	$13.64629	0
01/01/2010 to 12/31/2010	$13.64629	$16.36930	0
01/01/2011 to 12/31/2011	$16.36930	$15.51279	0
01/01/2012 to 12/31/2012	$15.51279	$17.65610	0
01/01/2013 to 12/31/2013	$17.65610	$24.36580	0
01/01/2014 to 12/31/2014	$24.36580	$27.05234	0
01/01/2015 to 12/31/2015	$27.05234	$24.80674	0
01/01/2016 to 12/31/2016	$24.80674	$28.50331	0
01/01/2017 to 12/31/2017	$28.50331	$31.52076	0
01/01/2018 to 12/31/2018	$31.52076	$25.58988	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99765	$10.24017	0
01/01/2013 to 12/31/2013	$10.24017	$11.83336	0
01/01/2014 to 12/31/2014	$11.83336	$12.09032	0
01/01/2015 to 12/31/2015	$12.09032	$11.60320	0
01/01/2016 to 12/31/2016	$11.60320	$11.76374	0
01/01/2017 to 12/31/2017	$11.76374	$13.31806	0
01/01/2018 to 12/31/2018	$13.31806	$11.86927	0
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05416	$14.71971	0
01/01/2010 to 12/31/2010	$14.71971	$17.49023	0
01/01/2011 to 12/31/2011	$17.49023	$13.55149	0
01/01/2012 to 12/31/2012	$13.55149	$15.52943	0
01/01/2013 to 12/31/2013	$15.52943	$15.12468	0
01/01/2014 to 12/31/2014	$15.12468	$14.00935	0
01/01/2015 to 12/31/2015	$14.00935	$11.33646	0
01/01/2016 to 12/31/2016	$11.33646	$12.37915	0
01/01/2017 to 12/31/2017	$12.37915	$15.20423	0
01/01/2018 to 12/31/2018	$15.20423	$12.69752	0

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02077	$11.54708	0
01/01/2010 to 12/31/2010	$11.54708	$12.40754	0
01/01/2011 to 12/31/2011	$12.40754	$12.17807	0
01/01/2012 to 12/31/2012	$12.17807	$13.06141	0
01/01/2013 to 12/31/2013	$13.06141	$13.86201	0
01/01/2014 to 12/31/2014	$13.86201	$14.24870	0
01/01/2015 to 12/31/2015	$14.24870	$13.86638	0
01/01/2016 to 12/31/2016	$13.86638	$14.22055	0
01/01/2017 to 12/31/2017	$14.22055	$15.22027	0
01/01/2018 to 12/31/2018	$15.22027	$14.36841	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01757	$10.04986	0
01/01/2012 to 12/31/2012	$10.04986	$10.46000	0
01/01/2013 to 12/31/2013	$10.46000	$9.92974	0
01/01/2014 to 12/31/2014	$9.92974	$10.23432	0
01/01/2015 to 12/31/2015	$10.23432	$9.91889	0
01/01/2016 to 12/31/2016	$9.91889	$10.04538	0
01/01/2017 to 12/31/2017	$10.04538	$10.31618	0
01/01/2018 to 12/31/2018	$10.31618	$9.94196	0
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98495	$12.09369	0
01/01/2010 to 12/31/2010	$12.09369	$13.98776	0
01/01/2011 to 12/31/2011	$13.98776	$12.74878	0
01/01/2012 to 12/31/2012	$12.74878	$13.98899	0
01/01/2013 to 12/31/2013	$13.98899	$15.90873	0
01/01/2014 to 12/31/2014	$15.90873	$16.88166	0
01/01/2015 to 12/31/2015	$16.88166	$16.30465	0
01/01/2016 to 12/31/2016	$16.30465	$17.44505	0
01/01/2017 to 12/31/2017	$17.44505	$19.68309	0
01/01/2018 to 12/31/2018	$19.68309	$17.67167	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99765	$11.58176	0
01/01/2014 to 12/31/2014	$11.58176	$12.97026	0
01/01/2015 to 12/31/2015	$12.97026	$12.79862	0
01/01/2016 to 12/31/2016	$12.79862	$13.78861	0
01/01/2017 to 12/31/2017	$13.78861	$16.26985	0
01/01/2018 to 12/31/2018	$16.26985	$14.67745	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07694	$12.74055	0
01/01/2010 to 12/31/2010	$12.74055	$14.24442	0
01/01/2011 to 12/31/2011	$14.24442	$14.32167	0
01/01/2012 to 12/31/2012	$14.32167	$16.53384	0
01/01/2013 to 12/31/2013	$16.53384	$21.27773	0
01/01/2014 to 12/31/2014	$21.27773	$24.23655	0
01/01/2015 to 12/31/2015	$24.23655	$24.27769	0
01/01/2016 to 12/31/2016	$24.27769	$27.09709	0
01/01/2017 to 12/31/2017	$27.09709	$32.19416	0
01/01/2018 to 12/31/2018	$32.19416	$28.71004	0

A-47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99765	$8.82850	0
01/01/2012 to 12/31/2012	$8.82850	$9.70769	0
01/01/2013 to 12/31/2013	$9.70769	$11.54674	0
01/01/2014 to 12/31/2014	$11.54674	$11.95019	0
01/01/2015 to 12/31/2015	$11.95019	$11.63023	0
01/01/2016 to 12/31/2016	$11.63023	$12.01731	0
01/01/2017 to 12/31/2017	$12.01731	$13.80349	0
01/01/2018 to 12/31/2018	$13.80349	$12.53624	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03965	$11.87597	0
01/01/2010 to 12/31/2010	$11.87597	$12.91640	0
01/01/2011 to 12/31/2011	$12.91640	$12.32446	0
01/01/2012 to 12/31/2012	$12.32446	$13.20741	0
01/01/2013 to 12/31/2013	$13.20741	$14.43128	0
01/01/2014 to 12/31/2014	$14.43128	$14.74466	0
01/01/2015 to 12/31/2015	$14.74466	$14.30471	0
01/01/2016 to 12/31/2016	$14.30471	$14.57130	0
01/01/2017 to 12/31/2017	$14.57130	$16.45993	0
01/01/2018 to 12/31/2018	$16.45993	$14.72884	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98042	$12.91660	0
01/01/2010 to 12/31/2010	$12.91660	$16.63763	0
01/01/2011 to 12/31/2011	$16.63763	$14.04858	0
01/01/2012 to 12/31/2012	$14.04858	$16.39181	0
01/01/2013 to 12/31/2013	$16.39181	$22.43028	0
01/01/2014 to 12/31/2014	$22.43028	$22.87415	0
01/01/2015 to 12/31/2015	$22.87415	$22.52516	0
01/01/2016 to 12/31/2016	$22.52516	$23.57631	0
01/01/2017 to 12/31/2017	$23.57631	$29.25741	0
01/01/2018 to 12/31/2018	$29.25741	$25.34418	0
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00810	$13.06654	0
01/01/2010 to 12/31/2010	$13.06654	$17.32244	0
01/01/2011 to 12/31/2011	$17.32244	$16.66943	0
01/01/2012 to 12/31/2012	$16.66943	$18.17032	0
01/01/2013 to 12/31/2013	$18.17032	$23.86865	0
01/01/2014 to 12/31/2014	$23.86865	$24.08073	0
01/01/2015 to 12/31/2015	$24.08073	$23.58481	0
01/01/2016 to 12/31/2016	$23.58481	$25.68875	0
01/01/2017 to 12/31/2017	$25.68875	$30.93657	0
01/01/2018 to 12/31/2018	$30.93657	$27.53207	0
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97538	$12.87485	0
01/01/2010 to 12/31/2010	$12.87485	$15.76419	0
01/01/2011 to 12/31/2011	$15.76419	$14.40425	0
01/01/2012 to 12/31/2012	$14.40425	$16.53902	0
01/01/2013 to 12/31/2013	$16.53902	$22.08384	0
01/01/2014 to 12/31/2014	$22.08384	$22.59116	0
01/01/2015 to 12/31/2015	$22.59116	$21.00719	0
01/01/2016 to 12/31/2016	$21.00719	$26.37796	0
01/01/2017 to 12/31/2017	$26.37796	$27.51887	0
01/01/2018 to 12/31/2018	$27.51887	$22.17203	0

A-48

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03813	$12.08319	0
01/01/2010 to 12/31/2010	$12.08319	$13.09667	0
01/01/2011 to 12/31/2011	$13.09667	$12.98015	0
01/01/2012 to 12/31/2012	$12.98015	$14.31545	0
01/01/2013 to 12/31/2013	$14.31545	$16.25325	0
01/01/2014 to 12/31/2014	$16.25325	$16.72315	0
01/01/2015 to 12/31/2015	$16.72315	$16.25796	0
01/01/2016 to 12/31/2016	$16.25796	$16.99221	0
01/01/2017 to 12/31/2017	$16.99221	$19.05823	0
01/01/2018 to 12/31/2018	$19.05823	$17.53096	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98673	$13.09243	0
01/01/2010 to 12/31/2010	$13.09243	$14.73465	0
01/01/2011 to 12/31/2011	$14.73465	$14.07669	0
01/01/2012 to 12/31/2012	$14.07669	$16.08382	0
01/01/2013 to 12/31/2013	$16.08382	$22.51143	0
01/01/2014 to 12/31/2014	$22.51143	$23.70165	0
01/01/2015 to 12/31/2015	$23.70165	$25.24004	0
01/01/2016 to 12/31/2016	$25.24004	$25.19127	0
01/01/2017 to 12/31/2017	$25.19127	$33.75802	0
01/01/2018 to 12/31/2018	$33.75802	$34.06809	0
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09806	$12.69096	0
01/01/2010 to 12/31/2010	$12.69096	$13.86735	0
01/01/2011 to 12/31/2011	$13.86735	$13.41025	0
01/01/2012 to 12/31/2012	$13.41025	$14.77749	0
01/01/2013 to 12/31/2013	$14.77749	$19.33355	0
01/01/2014 to 12/31/2014	$19.33355	$19.08044	0
01/01/2015 to 12/31/2015	$19.08044	$17.41743	0
01/01/2016 to 12/31/2016	$17.41743	$17.96433	0
01/01/2017 to 12/31/2017	$17.96433	$20.34870	0
01/01/2018 to 12/31/2018	$20.34870	$17.85117	0
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30083	$13.68396	0
01/01/2010 to 12/31/2010	$13.68396	$16.01795	0
01/01/2011 to 12/31/2011	$16.01795	$13.24408	0
01/01/2012 to 12/31/2012	$13.24408	$13.33507	0
01/01/2013 to 12/31/2013	$13.33507	$14.95188	0
01/01/2014 to 12/31/2014	$14.95188	$13.31479	0
01/01/2015 to 12/31/2015	$13.31479	$10.44756	0
01/01/2016 to 12/31/2016	$10.44756	$12.65273	0
01/01/2017 to 12/31/2017	$12.65273	$13.56405	0
01/01/2018 to 12/31/2018	$13.56405	$10.98412	0
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01714	$11.04760	0
01/01/2010 to 12/31/2010	$11.04760	$11.35239	0
01/01/2011 to 12/31/2011	$11.35239	$11.48755	0
01/01/2012 to 12/31/2012	$11.48755	$11.74613	0
01/01/2013 to 12/31/2013	$11.74613	$10.98621	0
01/01/2014 to 12/31/2014	$10.98621	$10.73552	0
01/01/2015 to 12/31/2015	$10.73552	$9.95071	0
01/01/2016 to 12/31/2016	$9.95071	$10.09196	0
01/01/2017 to 12/31/2017	$10.09196	$10.00799	0
01/01/2018 to 12/31/2018	$10.00799	$9.91838	0

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98565	$13.16283	0
01/01/2010 to 12/31/2010	$13.16283	$15.81142	0
01/01/2011 to 12/31/2011	$15.81142	$14.83547	0
01/01/2012 to 12/31/2012	$14.83547	$17.07010	0
01/01/2013 to 12/31/2013	$17.07010	$21.96576	0
01/01/2014 to 12/31/2014	$21.96576	$24.54110	0
01/01/2015 to 12/31/2015	$24.54110	$22.27226	0
01/01/2016 to 12/31/2016	$22.27226	$24.67450	0
01/01/2017 to 12/31/2017	$24.67450	$28.42373	0
01/01/2018 to 12/31/2018	$28.42373	$23.05266	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06152	$12.69747	0
01/01/2010 to 12/31/2010	$12.69747	$14.14542	0
01/01/2011 to 12/31/2011	$14.14542	$13.27174	0
01/01/2012 to 12/31/2012	$13.27174	$14.31613	0
01/01/2013 to 12/31/2013	$14.31613	$16.76462	0
01/01/2014 to 12/31/2014	$16.76462	$17.18818	0
01/01/2015 to 12/31/2015	$17.18818	$16.59726	0
01/01/2016 to 12/31/2016	$16.59726	$17.18230	0
01/01/2017 to 12/31/2017	$17.18230	$18.96865	0
01/01/2018 to 12/31/2018	$18.96865	$17.50929	0
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98889	$10.70164	0
01/01/2010 to 12/31/2010	$10.70164	$11.21061	0
01/01/2011 to 12/31/2011	$11.21061	$11.55121	0
01/01/2012 to 12/31/2012	$11.55121	$12.10600	0
01/01/2013 to 12/31/2013	$12.10600	$11.58872	0
01/01/2014 to 12/31/2014	$11.58872	$12.07215	0
01/01/2015 to 12/31/2015	$12.07215	$11.87644	0
01/01/2016 to 12/31/2016	$11.87644	$12.13648	0
01/01/2017 to 12/31/2017	$12.13648	$12.53875	0
01/01/2018 to 12/31/2018	$12.53875	$11.90710	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02904	$12.50502	0
01/01/2010 to 12/31/2010	$12.50502	$14.26218	0
01/01/2011 to 12/31/2011	$14.26218	$14.82312	0
01/01/2012 to 12/31/2012	$14.82312	$15.96795	0
01/01/2013 to 12/31/2013	$15.96795	$19.93235	0
01/01/2014 to 12/31/2014	$19.93235	$21.35087	0
01/01/2015 to 12/31/2015	$21.35087	$21.61212	0
01/01/2016 to 12/31/2016	$21.61212	$21.74801	0
01/01/2017 to 12/31/2017	$21.74801	$24.31795	0
01/01/2018 to 12/31/2018	$24.31795	$20.12991	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95189	$12.24301	0
01/01/2010 to 12/31/2010	$12.24301	$14.44258	0
01/01/2011 to 12/31/2011	$14.44258	$14.80748	0
01/01/2012 to 12/31/2012	$14.80748	$17.56854	0
01/01/2013 to 12/31/2013	$17.56854	$23.87976	0
01/01/2014 to 12/31/2014	$23.87976	$26.09734	0
01/01/2015 to 12/31/2015	$26.09734	$26.55005	0
01/01/2016 to 12/31/2016	$26.55005	$26.88272	0
01/01/2017 to 12/31/2017	$26.88272	$30.92500	0
01/01/2018 to 12/31/2018	$30.92500	$30.23211	0

A-50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82693	$12.81388	0
01/01/2010 to 12/31/2010	$12.81388	$13.81337	0
01/01/2011 to 12/31/2011	$13.81337	$11.56703	0
01/01/2012 to 12/31/2012	$11.56703	$14.01964	0
01/01/2013 to 12/31/2013	$14.01964	$17.99444	0
01/01/2014 to 12/31/2014	$17.99444	$19.74534	0
01/01/2015 to 12/31/2015	$19.74534	$18.90108	0
01/01/2016 to 12/31/2016	$18.90108	$21.18313	0
01/01/2017 to 12/31/2017	$21.18313	$24.33174	0
01/01/2018 to 12/31/2018	$24.33174	$21.17540	0
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97635	$12.72057	0
01/01/2010 to 12/31/2010	$12.72057	$12.71326	0
01/01/2011 to 12/31/2011	$12.71326	$13.60450	0
01/01/2012 to 12/31/2012	$13.60450	$15.52058	0
01/01/2013 to 12/31/2013	$15.52058	$21.07938	0
01/01/2014 to 12/31/2014	$21.07938	$25.33930	0
01/01/2015 to 12/31/2015	$25.33930	$25.86091	0
01/01/2016 to 12/31/2016	$25.86091	$24.11417	0
01/01/2017 to 12/31/2017	$24.11417	$28.33781	0
01/01/2018 to 12/31/2018	$28.33781	$28.75479	0
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11148	$12.71578	0
01/01/2010 to 12/31/2010	$12.71578	$15.29182	0
01/01/2011 to 12/31/2011	$15.29182	$14.59565	0
01/01/2012 to 12/31/2012	$14.59565	$16.42366	0
01/01/2013 to 12/31/2013	$16.42366	$22.05529	0
01/01/2014 to 12/31/2014	$22.05529	$22.62802	0
01/01/2015 to 12/31/2015	$22.62802	$21.23712	0
01/01/2016 to 12/31/2016	$21.23712	$24.26085	0
01/01/2017 to 12/31/2017	$24.26085	$28.85916	0
01/01/2018 to 12/31/2018	$28.85916	$24.46033	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06836	$12.57847	0
01/01/2010 to 12/31/2010	$12.57847	$13.83525	0
01/01/2011 to 12/31/2011	$13.83525	$13.86631	0
01/01/2012 to 12/31/2012	$13.86631	$15.18778	0
01/01/2013 to 12/31/2013	$15.18778	$19.28522	0
01/01/2014 to 12/31/2014	$19.28522	$21.16369	0
01/01/2015 to 12/31/2015	$21.16369	$21.33903	0
01/01/2016 to 12/31/2016	$21.33903	$21.77838	0
01/01/2017 to 12/31/2017	$21.77838	$26.51880	0
01/01/2018 to 12/31/2018	$26.51880	$25.28682	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03414	$12.63385	0
01/01/2010 to 12/31/2010	$12.63385	$13.86050	0
01/01/2011 to 12/31/2011	$13.86050	$13.29753	0
01/01/2012 to 12/31/2012	$13.29753	$14.91410	0
01/01/2013 to 12/31/2013	$14.91410	$18.82574	0
01/01/2014 to 12/31/2014	$18.82574	$20.21074	0
01/01/2015 to 12/31/2015	$20.21074	$18.71019	0
01/01/2016 to 12/31/2016	$18.71019	$20.98948	0
01/01/2017 to 12/31/2017	$20.98948	$23.13935	0
01/01/2018 to 12/31/2018	$23.13935	$20.09322	0

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99439	$12.60085	0
01/01/2010 to 12/31/2010	$12.60085	$15.72547	0
01/01/2011 to 12/31/2011	$15.72547	$14.84004	0
01/01/2012 to 12/31/2012	$14.84004	$16.63844	0
01/01/2013 to 12/31/2013	$16.63844	$21.10472	0
01/01/2014 to 12/31/2014	$21.10472	$21.71722	0
01/01/2015 to 12/31/2015	$21.71722	$21.16399	0
01/01/2016 to 12/31/2016	$21.16399	$23.21668	0
01/01/2017 to 12/31/2017	$23.21668	$26.69384	0
01/01/2018 to 12/31/2018	$26.69384	$22.82930	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91638	$12.70211	0
01/01/2010 to 12/31/2010	$12.70211	$14.86840	0
01/01/2011 to 12/31/2011	$14.86840	$13.88234	0
01/01/2012 to 12/31/2012	$13.88234	$15.72438	0
01/01/2013 to 12/31/2013	$15.72438	$20.19495	0
01/01/2014 to 12/31/2014	$20.19495	$21.62386	0
01/01/2015 to 12/31/2015	$21.62386	$19.28506	0
01/01/2016 to 12/31/2016	$19.28506	$23.30419	0
01/01/2017 to 12/31/2017	$23.30419	$25.05092	0
01/01/2018 to 12/31/2018	$25.05092	$21.10501	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61564	$13.95759	0
01/01/2010 to 12/31/2010	$13.95759	$16.91315	0
01/01/2011 to 12/31/2011	$16.91315	$17.21747	0
01/01/2012 to 12/31/2012	$17.21747	$19.60364	0
01/01/2013 to 12/31/2013	$19.60364	$19.06775	0
01/01/2014 to 12/31/2014	$19.06775	$23.16556	0
01/01/2015 to 12/31/2015	$23.16556	$22.58463	0
01/01/2016 to 12/31/2016	$22.58463	$23.20565	0
01/01/2017 to 12/31/2017	$23.20565	$24.36793	0
01/01/2018 to 12/31/2018	$24.36793	$22.32728	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01013	$12.51942	0
01/01/2010 to 12/31/2010	$12.51942	$15.29615	0
01/01/2011 to 12/31/2011	$15.29615	$15.05556	0
01/01/2012 to 12/31/2012	$15.05556	$16.45601	0
01/01/2013 to 12/31/2013	$16.45601	$22.45668	0
01/01/2014 to 12/31/2014	$22.45668	$22.29683	0
01/01/2015 to 12/31/2015	$22.29683	$21.92156	0
01/01/2016 to 12/31/2016	$21.92156	$25.61545	0
01/01/2017 to 12/31/2017	$25.61545	$28.12300	0
01/01/2018 to 12/31/2018	$28.12300	$25.75392	0
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.95996	$12.34178	0
01/01/2010 to 12/31/2010	$12.34178	$14.64461	0
01/01/2011 to 12/31/2011	$14.64461	$13.64804	0
01/01/2012 to 12/31/2012	$13.64804	$15.40483	0
01/01/2013 to 12/31/2013	$15.40483	$20.61043	0
01/01/2014 to 12/31/2014	$20.61043	$21.19319	0
01/01/2015 to 12/31/2015	$21.19319	$18.89006	0
01/01/2016 to 12/31/2016	$18.89006	$23.64128	0
01/01/2017 to 12/31/2017	$23.64128	$25.20707	0
01/01/2018 to 12/31/2018	$25.20707	$21.00969	0

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15330	$10.96627	0
01/01/2010 to 12/31/2010	$10.96627	$12.32862	0
01/01/2011 to 12/31/2011	$12.32862	$12.20506	0
01/01/2012 to 12/31/2012	$12.20506	$13.81886	0
01/01/2013 to 12/31/2013	$13.81886	$15.04964	0
01/01/2014 to 12/31/2014	$15.04964	$14.70751	0
01/01/2015 to 12/31/2015	$14.70751	$14.50985	0
01/01/2016 to 12/31/2016	$14.50985	$17.15556	0
01/01/2017 to 12/31/2017	$17.15556	$16.31859	0
01/01/2018 to 12/31/2018	$16.31859	$13.46031	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23430	$12.19207	0
01/01/2010 to 12/31/2010	$12.19207	$12.55320	0
01/01/2011 to 12/31/2011	$12.55320	$14.33578	0
01/01/2012 to 12/31/2012	$14.33578	$13.94988	0
01/01/2013 to 12/31/2013	$13.94988	$15.36087	0
01/01/2014 to 12/31/2014	$15.36087	$18.79146	0
01/01/2015 to 12/31/2015	$18.79146	$17.09181	0
01/01/2016 to 12/31/2016	$17.09181	$19.11527	0
01/01/2017 to 12/31/2017	$19.11527	$20.55381	0
01/01/2018 to 12/31/2018	$20.55381	$20.54638	0
*Denotes the start date of these sub-accounts

A-53

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.00760	$8.58135	6,949
01/01/2010 to 12/31/2010	$8.58135	$9.46122	6,902
01/01/2011 to 12/31/2011	$9.46122	$9.06902	4,347
01/01/2012 to 12/31/2012	$9.06902	$10.05242	5,603
01/01/2013 to 12/31/2013	$10.05242	$10.88611	5,256
01/01/2014 to 12/31/2014	$10.88611	$11.12914	4,925
01/01/2015 to 12/31/2015	$11.12914	$10.60622	3,895
01/01/2016 to 12/31/2016	$10.60622	$11.10615	3,390
01/01/2017 to 12/31/2017	$11.10615	$12.31312	3,937
01/01/2018 to 12/31/2018	$12.31312	$11.13746	2,132
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.25107	$9.01107	6,979
01/01/2010 to 12/31/2010	$9.01107	$10.08963	6,530
01/01/2011 to 12/31/2011	$10.08963	$9.94665	6,049
01/01/2012 to 12/31/2012	$9.94665	$11.13131	5,698
01/01/2013 to 12/31/2013	$11.13131	$12.77596	5,394
01/01/2014 to 12/31/2014	$12.77596	$13.34913	5,055
01/01/2015 to 12/31/2015	$13.34913	$13.25062	4,622
01/01/2016 to 12/31/2016	$13.25062	$13.97578	1,268
01/01/2017 to 12/31/2017	$13.97578	$16.09226	1,224
01/01/2018 to 12/31/2018	$16.09226	$14.91219	1,182
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99873	$10.10606	0
01/01/2014 to 12/31/2014	$10.10606	$9.64051	0
01/01/2015 to 12/31/2015	$9.64051	$8.01926	0
01/01/2016 to 12/31/2016	$8.01926	$8.95255	0
01/01/2017 to 12/31/2017	$8.95255	$11.89735	0
01/01/2018 to 12/31/2018	$11.89735	$9.49377	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99873	$11.64708	0
01/01/2014 to 12/31/2014	$11.64708	$12.97950	0
01/01/2015 to 12/31/2015	$12.97950	$13.00181	0
01/01/2016 to 12/31/2016	$13.00181	$14.17384	0
01/01/2017 to 12/31/2017	$14.17384	$17.04742	0
01/01/2018 to 12/31/2018	$17.04742	$15.42012	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.33671	$8.90768	24,440
01/01/2010 to 12/31/2010	$8.90768	$9.85156	22,514
01/01/2011 to 12/31/2011	$9.85156	$9.58321	20,640
01/01/2012 to 12/31/2012	$9.58321	$10.61385	21,641
01/01/2013 to 12/31/2013	$10.61385	$12.29607	28,077
01/01/2014 to 12/31/2014	$12.29607	$12.89780	21,235
01/01/2015 to 12/31/2015	$12.89780	$12.76109	20,997
01/01/2016 to 12/31/2016	$12.76109	$13.35795	20,779
01/01/2017 to 12/31/2017	$13.35795	$15.11503	20,567
01/01/2018 to 12/31/2018	$15.11503	$14.14839	6,154

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99873	$9.17451	0
01/01/2012 to 12/31/2012	$9.17451	$10.10866	1,711
01/01/2013 to 12/31/2013	$10.10866	$11.03447	1,711
01/01/2014 to 12/31/2014	$11.03447	$11.39774	1,711
01/01/2015 to 12/31/2015	$11.39774	$10.88680	1,711
01/01/2016 to 12/31/2016	$10.88680	$11.46686	1,710
01/01/2017 to 12/31/2017	$11.46686	$12.71619	323
01/01/2018 to 12/31/2018	$12.71619	$11.85989	322
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.30596	$11.18662	0
01/01/2010 to 12/31/2010	$11.18662	$11.44509	0
01/01/2011 to 12/31/2011	$11.44509	$11.52377	0
01/01/2012 to 12/31/2012	$11.52377	$11.88007	0
01/01/2013 to 12/31/2013	$11.88007	$11.44415	877
01/01/2014 to 12/31/2014	$11.44415	$11.25853	768
01/01/2015 to 12/31/2015	$11.25853	$11.14008	767
01/01/2016 to 12/31/2016	$11.14008	$11.14984	767
01/01/2017 to 12/31/2017	$11.14984	$11.16733	1,866
01/01/2018 to 12/31/2018	$11.16733	$11.07738	1,417
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.21282	$11.71879	0
01/01/2010 to 12/31/2010	$11.71879	$12.43030	0
01/01/2011 to 12/31/2011	$12.43030	$12.62952	0
01/01/2012 to 12/31/2012	$12.62952	$13.59558	0
01/01/2013 to 12/31/2013	$13.59558	$13.14185	0
01/01/2014 to 12/31/2014	$13.14185	$13.48846	0
01/01/2015 to 12/31/2015	$13.48846	$13.00232	0
01/01/2016 to 12/31/2016	$13.00232	$13.34533	0
01/01/2017 to 12/31/2017	$13.34533	$13.71508	0
01/01/2018 to 12/31/2018	$13.71508	$13.41513	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.67869	$8.24234	35,983
01/01/2010 to 12/31/2010	$8.24234	$9.20191	37,986
01/01/2011 to 12/31/2011	$9.20191	$8.84158	28,946
01/01/2012 to 12/31/2012	$8.84158	$9.90108	32,066
01/01/2013 to 12/31/2013	$9.90108	$11.96109	34,486
01/01/2014 to 12/31/2014	$11.96109	$12.60216	9,341
01/01/2015 to 12/31/2015	$12.60216	$12.47579	7,747
01/01/2016 to 12/31/2016	$12.47579	$13.12531	7,436
01/01/2017 to 12/31/2017	$13.12531	$15.23752	7,232
01/01/2018 to 12/31/2018	$15.23752	$14.07045	7,104
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99873	$11.67531	0
01/01/2014 to 12/31/2014	$11.67531	$13.06149	0
01/01/2015 to 12/31/2015	$13.06149	$12.40248	0
01/01/2016 to 12/31/2016	$12.40248	$14.03227	0
01/01/2017 to 12/31/2017	$14.03227	$16.36129	0
01/01/2018 to 12/31/2018	$16.36129	$15.34221	0

A-55

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.99440	$7.78738	0
01/01/2010 to 12/31/2010	$7.78738	$9.86859	0
01/01/2011 to 12/31/2011	$9.86859	$10.35842	0
01/01/2012 to 12/31/2012	$10.35842	$11.76542	0
01/01/2013 to 12/31/2013	$11.76542	$11.94860	0
01/01/2014 to 12/31/2014	$11.94860	$15.40330	0
01/01/2015 to 12/31/2015	$15.40330	$15.90259	0
01/01/2016 to 12/31/2016	$15.90259	$16.41401	0
01/01/2017 to 12/31/2017	$16.41401	$17.17321	0
01/01/2018 to 12/31/2018	$17.17321	$16.10527	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.73104	$8.20908	0
01/01/2010 to 12/31/2010	$8.20908	$9.24467	0
01/01/2011 to 12/31/2011	$9.24467	$8.96663	0
01/01/2012 to 12/31/2012	$8.96663	$9.76849	0
01/01/2013 to 12/31/2013	$9.76849	$11.03914	0
01/01/2014 to 12/31/2014	$11.03914	$11.21297	0
01/01/2015 to 12/31/2015	$11.21297	$11.15095	0
01/01/2016 to 12/31/2016	$11.15095	$11.44792	0
01/01/2017 to 12/31/2017	$11.44792	$13.13041	0
01/01/2018 to 12/31/2018	$13.13041	$11.92739	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11699	$8.13780	0
01/01/2010 to 12/31/2010	$8.13780	$9.63207	0
01/01/2011 to 12/31/2011	$9.63207	$9.00705	0
01/01/2012 to 12/31/2012	$9.00705	$11.24649	0
01/01/2013 to 12/31/2013	$11.24649	$11.55605	0
01/01/2014 to 12/31/2014	$11.55605	$12.96382	0
01/01/2015 to 12/31/2015	$12.96382	$12.75425	0
01/01/2016 to 12/31/2016	$12.75425	$12.67204	0
01/01/2017 to 12/31/2017	$12.67204	$13.83732	0
01/01/2018 to 12/31/2018	$13.83732	$12.98308	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.96466	$7.00049	0
01/01/2010 to 12/31/2010	$7.00049	$7.78181	0
01/01/2011 to 12/31/2011	$7.78181	$7.24008	0
01/01/2012 to 12/31/2012	$7.24008	$8.53149	0
01/01/2013 to 12/31/2013	$8.53149	$11.21904	0
01/01/2014 to 12/31/2014	$11.21904	$12.49837	0
01/01/2015 to 12/31/2015	$12.49837	$11.73866	0
01/01/2016 to 12/31/2016	$11.73866	$12.89376	0
01/01/2017 to 12/31/2017	$12.89376	$13.93471	0
01/01/2018 to 12/31/2018	$13.93471	$12.55054	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.08239	$9.40920	0
01/01/2010 to 12/31/2010	$9.40920	$11.10223	0
01/01/2011 to 12/31/2011	$11.10223	$10.60725	0
01/01/2012 to 12/31/2012	$10.60725	$12.49364	0
01/01/2013 to 12/31/2013	$12.49364	$16.26314	0
01/01/2014 to 12/31/2014	$16.26314	$17.86065	0
01/01/2015 to 12/31/2015	$17.86065	$16.58779	0
01/01/2016 to 12/31/2016	$16.58779	$16.60336	0
01/01/2017 to 12/31/2017	$16.60336	$20.77970	0
01/01/2018 to 12/31/2018	$20.77970	$19.57058	0

A-56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.62225	$9.26092	2,944
01/01/2010 to 12/31/2010	$9.26092	$10.17706	2,923
01/01/2011 to 12/31/2011	$10.17706	$9.97083	2,902
01/01/2012 to 12/31/2012	$9.97083	$10.81287	2,880
01/01/2013 to 12/31/2013	$10.81287	$11.69335	2,859
01/01/2014 to 12/31/2014	$11.69335	$11.98005	2,837
01/01/2015 to 12/31/2015	$11.98005	$11.68972	2,815
01/01/2016 to 12/31/2016	$11.68972	$12.11640	2,769
01/01/2017 to 12/31/2017	$12.11640	$13.39721	2,745
01/01/2018 to 12/31/2018	$13.39721	$12.26031	2,256
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.64383	$9.54784	0
01/01/2010 to 12/31/2010	$9.54784	$11.91840	0
01/01/2011 to 12/31/2011	$11.91840	$11.88930	0
01/01/2012 to 12/31/2012	$11.88930	$13.54424	0
01/01/2013 to 12/31/2013	$13.54424	$18.51382	0
01/01/2014 to 12/31/2014	$18.51382	$19.54309	0
01/01/2015 to 12/31/2015	$19.54309	$18.18703	0
01/01/2016 to 12/31/2016	$18.18703	$22.26374	0
01/01/2017 to 12/31/2017	$22.26374	$24.59632	0
01/01/2018 to 12/31/2018	$24.59632	$20.81213	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.23157	$10.09993	6,801
01/01/2010 to 12/31/2010	$10.09993	$9.94783	6,797
01/01/2011 to 12/31/2011	$9.94783	$9.79833	6,794
01/01/2012 to 12/31/2012	$9.79833	$9.64882	6,790
01/01/2013 to 12/31/2013	$9.64882	$9.50145	6,786
01/01/2014 to 12/31/2014	$9.50145	$9.35583	10,376
01/01/2015 to 12/31/2015	$9.35583	$9.21318	6,779
01/01/2016 to 12/31/2016	$9.21318	$9.07275	6,775
01/01/2017 to 12/31/2017	$9.07275	$8.96497	0
01/01/2018 to 12/31/2018	$8.96497	$8.94196	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.72141	$10.30666	0
01/01/2010 to 12/31/2010	$10.30666	$11.51924	0
01/01/2011 to 12/31/2011	$11.51924	$11.70330	0
01/01/2012 to 12/31/2012	$11.70330	$13.12319	0
01/01/2013 to 12/31/2013	$13.12319	$13.85050	0
01/01/2014 to 12/31/2014	$13.85050	$13.98757	0
01/01/2015 to 12/31/2015	$13.98757	$13.28295	0
01/01/2016 to 12/31/2016	$13.28295	$15.09430	0
01/01/2017 to 12/31/2017	$15.09430	$15.97471	0
01/01/2018 to 12/31/2018	$15.97471	$15.41681	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.51161	$6.48209	0
01/01/2010 to 12/31/2010	$6.48209	$7.22303	0
01/01/2011 to 12/31/2011	$7.22303	$6.81520	0
01/01/2012 to 12/31/2012	$6.81520	$7.84411	0
01/01/2013 to 12/31/2013	$7.84411	$10.80319	0
01/01/2014 to 12/31/2014	$10.80319	$12.10047	0
01/01/2015 to 12/31/2015	$12.10047	$10.98183	0
01/01/2016 to 12/31/2016	$10.98183	$12.96483	0
01/01/2017 to 12/31/2017	$12.96483	$15.21751	0
01/01/2018 to 12/31/2018	$15.21751	$12.86304	0

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.42861	$7.23201	0
01/01/2010 to 12/31/2010	$7.23201	$8.15389	0
01/01/2011 to 12/31/2011	$8.15389	$6.99168	0
01/01/2012 to 12/31/2012	$6.99168	$8.28682	0
01/01/2013 to 12/31/2013	$8.28682	$9.71522	0
01/01/2014 to 12/31/2014	$9.71522	$9.03818	0
01/01/2015 to 12/31/2015	$9.03818	$9.18022	0
01/01/2016 to 12/31/2016	$9.18022	$8.69862	0
01/01/2017 to 12/31/2017	$8.69862	$11.60062	0
01/01/2018 to 12/31/2018	$11.60062	$9.89957	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.77828	$7.42535	0
01/01/2010 to 12/31/2010	$7.42535	$8.12231	0
01/01/2011 to 12/31/2011	$8.12231	$6.99456	0
01/01/2012 to 12/31/2012	$6.99456	$8.03619	0
01/01/2013 to 12/31/2013	$8.03619	$9.45383	0
01/01/2014 to 12/31/2014	$9.45383	$8.68524	0
01/01/2015 to 12/31/2015	$8.68524	$8.62233	0
01/01/2016 to 12/31/2016	$8.62233	$8.54001	0
01/01/2017 to 12/31/2017	$8.54001	$10.32836	0
01/01/2018 to 12/31/2018	$10.32836	$8.52864	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.14570	$8.91286	402
01/01/2010 to 12/31/2010	$8.91286	$9.98940	396
01/01/2011 to 12/31/2011	$9.98940	$9.78091	298
01/01/2012 to 12/31/2012	$9.78091	$10.93943	354
01/01/2013 to 12/31/2013	$10.93943	$12.52617	363
01/01/2014 to 12/31/2014	$12.52617	$13.11979	360
01/01/2015 to 12/31/2015	$13.11979	$12.78394	357
01/01/2016 to 12/31/2016	$12.78394	$13.24572	0
01/01/2017 to 12/31/2017	$13.24572	$15.25541	0
01/01/2018 to 12/31/2018	$15.25541	$13.91363	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.97424	$7.99393	0
01/01/2010 to 12/31/2010	$7.99393	$8.43618	0
01/01/2011 to 12/31/2011	$8.43618	$7.54726	0
01/01/2012 to 12/31/2012	$7.54726	$9.05993	0
01/01/2013 to 12/31/2013	$9.05993	$10.29186	0
01/01/2014 to 12/31/2014	$10.29186	$9.48952	0
01/01/2015 to 12/31/2015	$9.48952	$9.08327	0
01/01/2016 to 12/31/2016	$9.08327	$9.11751	0
01/01/2017 to 12/31/2017	$9.11751	$11.63905	0
01/01/2018 to 12/31/2018	$11.63905	$9.45817	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.86845	$9.45436	5,192
01/01/2010 to 12/31/2010	$9.45436	$9.99122	5,132
01/01/2011 to 12/31/2011	$9.99122	$9.86164	4,893
01/01/2012 to 12/31/2012	$9.86164	$10.75175	4,948
01/01/2013 to 12/31/2013	$10.75175	$11.75543	4,916
01/01/2014 to 12/31/2014	$11.75543	$12.20640	4,871
01/01/2015 to 12/31/2015	$12.20640	$11.99798	4,793
01/01/2016 to 12/31/2016	$11.99798	$12.26833	4,717
01/01/2017 to 12/31/2017	$12.26833	$13.54822	5,653
01/01/2018 to 12/31/2018	$13.54822	$12.65622	5,316

A-58

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08412	$10.29225	0
01/01/2010 to 12/31/2010	$10.29225	$11.28196	0
01/01/2011 to 12/31/2011	$11.28196	$11.18341	0
01/01/2012 to 12/31/2012	$11.18341	$12.68468	0
01/01/2013 to 12/31/2013	$12.68468	$17.04922	0
01/01/2014 to 12/31/2014	$17.04922	$18.38421	0
01/01/2015 to 12/31/2015	$18.38421	$20.02836	0
01/01/2016 to 12/31/2016	$20.02836	$19.43399	0
01/01/2017 to 12/31/2017	$19.43399	$25.99471	0
01/01/2018 to 12/31/2018	$25.99471	$25.18285	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.00981	$7.67908	0
01/01/2010 to 12/31/2010	$7.67908	$9.05542	0
01/01/2011 to 12/31/2011	$9.05542	$8.83575	0
01/01/2012 to 12/31/2012	$8.83575	$9.76770	0
01/01/2013 to 12/31/2013	$9.76770	$13.13991	0
01/01/2014 to 12/31/2014	$13.13991	$14.30928	0
01/01/2015 to 12/31/2015	$14.30928	$15.50969	0
01/01/2016 to 12/31/2016	$15.50969	$16.12470	0
01/01/2017 to 12/31/2017	$16.12470	$21.11723	0
01/01/2018 to 12/31/2018	$21.11723	$20.23385	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.78550	$8.78700	0
01/01/2010 to 12/31/2010	$8.78700	$9.69510	0
01/01/2011 to 12/31/2011	$9.69510	$9.24804	0
01/01/2012 to 12/31/2012	$9.24804	$11.20815	0
01/01/2013 to 12/31/2013	$11.20815	$14.08682	0
01/01/2014 to 12/31/2014	$14.08682	$14.37516	0
01/01/2015 to 12/31/2015	$14.37516	$13.94807	0
01/01/2016 to 12/31/2016	$13.94807	$14.71218	0
01/01/2017 to 12/31/2017	$14.71218	$17.94189	0
01/01/2018 to 12/31/2018	$17.94189	$15.97852	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.75648	$8.27026	0
01/01/2010 to 12/31/2010	$8.27026	$9.18498	0
01/01/2011 to 12/31/2011	$9.18498	$8.99100	0
01/01/2012 to 12/31/2012	$8.99100	$10.36593	0
01/01/2013 to 12/31/2013	$10.36593	$13.95438	0
01/01/2014 to 12/31/2014	$13.95438	$14.93795	0
01/01/2015 to 12/31/2015	$14.93795	$15.77303	0
01/01/2016 to 12/31/2016	$15.77303	$15.82931	0
01/01/2017 to 12/31/2017	$15.82931	$20.37474	0
01/01/2018 to 12/31/2018	$20.37474	$20.49293	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99874	$10.20145	0
01/01/2013 to 12/31/2013	$10.20145	$13.51173	0
01/01/2014 to 12/31/2014	$13.51173	$14.66463	0
01/01/2015 to 12/31/2015	$14.66463	$14.33603	0
01/01/2016 to 12/31/2016	$14.33603	$16.01548	0
01/01/2017 to 12/31/2017	$16.01548	$18.50594	0
01/01/2018 to 12/31/2018	$18.50594	$16.37203	0

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.70384	$7.89954	0
01/01/2010 to 12/31/2010	$7.89954	$9.60188	0
01/01/2011 to 12/31/2011	$9.60188	$9.22041	0
01/01/2012 to 12/31/2012	$9.22041	$10.63435	0
01/01/2013 to 12/31/2013	$10.63435	$14.87094	0
01/01/2014 to 12/31/2014	$14.87094	$16.73040	0
01/01/2015 to 12/31/2015	$16.73040	$15.54601	0
01/01/2016 to 12/31/2016	$15.54601	$18.09962	0
01/01/2017 to 12/31/2017	$18.09962	$20.28141	0
01/01/2018 to 12/31/2018	$20.28141	$16.68598	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99874	$10.33232	0
01/01/2013 to 12/31/2013	$10.33232	$12.09877	0
01/01/2014 to 12/31/2014	$12.09877	$12.52601	0
01/01/2015 to 12/31/2015	$12.52601	$12.18140	0
01/01/2016 to 12/31/2016	$12.18140	$12.51398	0
01/01/2017 to 12/31/2017	$12.51398	$14.35540	0
01/01/2018 to 12/31/2018	$14.35540	$12.96519	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57713	$9.14476	0
01/01/2010 to 12/31/2010	$9.14476	$11.01039	0
01/01/2011 to 12/31/2011	$11.01039	$8.64429	0
01/01/2012 to 12/31/2012	$8.64429	$10.03811	0
01/01/2013 to 12/31/2013	$10.03811	$9.90675	0
01/01/2014 to 12/31/2014	$9.90675	$9.29847	0
01/01/2015 to 12/31/2015	$9.29847	$7.62468	0
01/01/2016 to 12/31/2016	$7.62468	$8.43657	0
01/01/2017 to 12/31/2017	$8.43657	$10.49936	0
01/01/2018 to 12/31/2018	$10.49936	$8.88583	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.32510	$9.84047	69,275
01/01/2010 to 12/31/2010	$9.84047	$10.71448	65,748
01/01/2011 to 12/31/2011	$10.71448	$10.65598	62,208
01/01/2012 to 12/31/2012	$10.65598	$11.58145	58,822
01/01/2013 to 12/31/2013	$11.58145	$12.45503	55,645
01/01/2014 to 12/31/2014	$12.45503	$12.97297	52,657
01/01/2015 to 12/31/2015	$12.97297	$12.79297	49,746
01/01/2016 to 12/31/2016	$12.79297	$13.29388	54,716
01/01/2017 to 12/31/2017	$13.29388	$14.41727	51,665
01/01/2018 to 12/31/2018	$14.41727	$13.79259	48,701
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01865	$10.07278	0
01/01/2012 to 12/31/2012	$10.07278	$10.62380	0
01/01/2013 to 12/31/2013	$10.62380	$10.21943	0
01/01/2014 to 12/31/2014	$10.21943	$10.67307	0
01/01/2015 to 12/31/2015	$10.67307	$10.48174	0
01/01/2016 to 12/31/2016	$10.48174	$10.75627	0
01/01/2017 to 12/31/2017	$10.75627	$11.19300	0
01/01/2018 to 12/31/2018	$11.19300	$10.93139	0

A-60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.17152	$7.65577	1,744
01/01/2010 to 12/31/2010	$7.65577	$8.97262	1,020
01/01/2011 to 12/31/2011	$8.97262	$8.28656	764
01/01/2012 to 12/31/2012	$8.28656	$9.21401	886
01/01/2013 to 12/31/2013	$9.21401	$10.61792	853
01/01/2014 to 12/31/2014	$10.61792	$11.41722	787
01/01/2015 to 12/31/2015	$11.41722	$11.17383	38,262
01/01/2016 to 12/31/2016	$11.17383	$12.11411	26,101
01/01/2017 to 12/31/2017	$12.11411	$13.84961	24,450
01/01/2018 to 12/31/2018	$13.84961	$12.60095	17,091
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99873	$11.68672	0
01/01/2014 to 12/31/2014	$11.68672	$13.26223	0
01/01/2015 to 12/31/2015	$13.26223	$13.26101	0
01/01/2016 to 12/31/2016	$13.26101	$14.47636	0
01/01/2017 to 12/31/2017	$14.47636	$17.30803	0
01/01/2018 to 12/31/2018	$17.30803	$15.82334	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.88658	$7.06162	0
01/01/2010 to 12/31/2010	$7.06162	$8.00018	0
01/01/2011 to 12/31/2011	$8.00018	$8.15041	0
01/01/2012 to 12/31/2012	$8.15041	$9.53479	0
01/01/2013 to 12/31/2013	$9.53479	$12.43373	0
01/01/2014 to 12/31/2014	$12.43373	$14.35124	0
01/01/2015 to 12/31/2015	$14.35124	$14.56697	0
01/01/2016 to 12/31/2016	$14.56697	$16.47432	0
01/01/2017 to 12/31/2017	$16.47432	$19.83295	0
01/01/2018 to 12/31/2018	$19.83295	$17.92349	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99873	$8.90735	0
01/01/2012 to 12/31/2012	$8.90735	$9.92508	0
01/01/2013 to 12/31/2013	$9.92508	$11.96239	0
01/01/2014 to 12/31/2014	$11.96239	$12.54530	0
01/01/2015 to 12/31/2015	$12.54530	$12.37216	0
01/01/2016 to 12/31/2016	$12.37216	$12.95367	0
01/01/2017 to 12/31/2017	$12.95367	$15.07644	0
01/01/2018 to 12/31/2018	$15.07644	$13.87567	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.35279	$8.93381	14,107
01/01/2010 to 12/31/2010	$8.93381	$9.84577	17,371
01/01/2011 to 12/31/2011	$9.84577	$9.51938	10,322
01/01/2012 to 12/31/2012	$9.51938	$10.33753	13,196
01/01/2013 to 12/31/2013	$10.33753	$11.44579	13,955
01/01/2014 to 12/31/2014	$11.44579	$11.85021	13,472
01/01/2015 to 12/31/2015	$11.85021	$11.64976	10,313
01/01/2016 to 12/31/2016	$11.64976	$12.02440	8,339
01/01/2017 to 12/31/2017	$12.02440	$13.76315	10,562
01/01/2018 to 12/31/2018	$13.76315	$12.48068	3,955

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.62670	$7.35039	0
01/01/2010 to 12/31/2010	$7.35039	$9.59387	0
01/01/2011 to 12/31/2011	$9.59387	$8.20864	0
01/01/2012 to 12/31/2012	$8.20864	$9.70554	0
01/01/2013 to 12/31/2013	$9.70554	$13.45770	0
01/01/2014 to 12/31/2014	$13.45770	$13.90674	0
01/01/2015 to 12/31/2015	$13.90674	$13.87694	0
01/01/2016 to 12/31/2016	$13.87694	$14.71736	0
01/01/2017 to 12/31/2017	$14.71736	$18.50615	0
01/01/2018 to 12/31/2018	$18.50615	$16.24583	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.32175	$8.33591	0
01/01/2010 to 12/31/2010	$8.33591	$11.19796	0
01/01/2011 to 12/31/2011	$11.19796	$10.91902	0
01/01/2012 to 12/31/2012	$10.91902	$12.06108	0
01/01/2013 to 12/31/2013	$12.06108	$16.05422	0
01/01/2014 to 12/31/2014	$16.05422	$16.41256	0
01/01/2015 to 12/31/2015	$16.41256	$16.28865	0
01/01/2016 to 12/31/2016	$16.28865	$17.97726	0
01/01/2017 to 12/31/2017	$17.97726	$21.93715	0
01/01/2018 to 12/31/2018	$21.93715	$19.78472	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.54703	$8.18773	0
01/01/2010 to 12/31/2010	$8.18773	$10.15835	0
01/01/2011 to 12/31/2011	$10.15835	$9.40539	0
01/01/2012 to 12/31/2012	$9.40539	$10.94342	0
01/01/2013 to 12/31/2013	$10.94342	$14.80658	0
01/01/2014 to 12/31/2014	$14.80658	$15.34840	0
01/01/2015 to 12/31/2015	$15.34840	$14.46237	0
01/01/2016 to 12/31/2016	$14.46237	$18.40079	0
01/01/2017 to 12/31/2017	$18.40079	$19.45147	0
01/01/2018 to 12/31/2018	$19.45147	$15.88220	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.44504	$9.10101	48,089
01/01/2010 to 12/31/2010	$9.10101	$9.99565	48,044
01/01/2011 to 12/31/2011	$9.99565	$10.03835	43,130
01/01/2012 to 12/31/2012	$10.03835	$11.21881	42,770
01/01/2013 to 12/31/2013	$11.21881	$12.90706	41,483
01/01/2014 to 12/31/2014	$12.90706	$13.45705	39,936
01/01/2015 to 12/31/2015	$13.45705	$13.25692	38,093
01/01/2016 to 12/31/2016	$13.25692	$14.03946	26,402
01/01/2017 to 12/31/2017	$14.03946	$15.95551	25,541
01/01/2018 to 12/31/2018	$15.95551	$14.87345	19,906
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.90135	$8.91275	0
01/01/2010 to 12/31/2010	$8.91275	$10.16407	0
01/01/2011 to 12/31/2011	$10.16407	$9.83920	0
01/01/2012 to 12/31/2012	$9.83920	$11.39212	0
01/01/2013 to 12/31/2013	$11.39212	$16.15704	0
01/01/2014 to 12/31/2014	$16.15704	$17.23787	0
01/01/2015 to 12/31/2015	$17.23787	$18.60116	0
01/01/2016 to 12/31/2016	$18.60116	$18.81173	0
01/01/2017 to 12/31/2017	$18.81173	$25.54323	0
01/01/2018 to 12/31/2018	$25.54323	$26.12307	0

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.06264	$7.06014	0
01/01/2010 to 12/31/2010	$7.06014	$7.81735	0
01/01/2011 to 12/31/2011	$7.81735	$7.66012	0
01/01/2012 to 12/31/2012	$7.66012	$8.55374	0
01/01/2013 to 12/31/2013	$8.55374	$11.33984	0
01/01/2014 to 12/31/2014	$11.33984	$11.34058	0
01/01/2015 to 12/31/2015	$11.34058	$10.49005	0
01/01/2016 to 12/31/2016	$10.49005	$10.96318	0
01/01/2017 to 12/31/2017	$10.96318	$12.58303	0
01/01/2018 to 12/31/2018	$12.58303	$11.18666	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.73614	$8.43588	2,609
01/01/2010 to 12/31/2010	$8.43588	$10.00608	2,277
01/01/2011 to 12/31/2011	$10.00608	$8.38336	2,495
01/01/2012 to 12/31/2012	$8.38336	$8.55349	2,515
01/01/2013 to 12/31/2013	$8.55349	$9.71833	2,385
01/01/2014 to 12/31/2014	$9.71833	$8.76979	2,528
01/01/2015 to 12/31/2015	$8.76979	$6.97306	2,806
01/01/2016 to 12/31/2016	$6.97306	$8.55692	0
01/01/2017 to 12/31/2017	$8.55692	$9.29495	0
01/01/2018 to 12/31/2018	$9.29495	$7.62791	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.20039	$11.26142	0
01/01/2010 to 12/31/2010	$11.26142	$11.72623	0
01/01/2011 to 12/31/2011	$11.72623	$12.02340	0
01/01/2012 to 12/31/2012	$12.02340	$12.45802	0
01/01/2013 to 12/31/2013	$12.45802	$11.80712	0
01/01/2014 to 12/31/2014	$11.80712	$11.69136	0
01/01/2015 to 12/31/2015	$11.69136	$10.98110	0
01/01/2016 to 12/31/2016	$10.98110	$11.28481	0
01/01/2017 to 12/31/2017	$11.28481	$11.33951	0
01/01/2018 to 12/31/2018	$11.33951	$11.38844	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.94426	$8.12969	0
01/01/2010 to 12/31/2010	$8.12969	$9.89536	0
01/01/2011 to 12/31/2011	$9.89536	$9.40805	0
01/01/2012 to 12/31/2012	$9.40805	$10.96961	0
01/01/2013 to 12/31/2013	$10.96961	$14.30342	0
01/01/2014 to 12/31/2014	$14.30342	$16.19323	0
01/01/2015 to 12/31/2015	$16.19323	$14.89195	0
01/01/2016 to 12/31/2016	$14.89195	$16.71711	0
01/01/2017 to 12/31/2017	$16.71711	$19.51269	0
01/01/2018 to 12/31/2018	$19.51269	$16.03767	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.88617	$7.44422	0
01/01/2010 to 12/31/2010	$7.44422	$8.40339	0
01/01/2011 to 12/31/2011	$8.40339	$7.98925	0
01/01/2012 to 12/31/2012	$7.98925	$8.73290	0
01/01/2013 to 12/31/2013	$8.73290	$10.36258	0
01/01/2014 to 12/31/2014	$10.36258	$10.76586	0
01/01/2015 to 12/31/2015	$10.76586	$10.53422	0
01/01/2016 to 12/31/2016	$10.53422	$11.05046	0
01/01/2017 to 12/31/2017	$11.05046	$12.36121	549
01/01/2018 to 12/31/2018	$12.36121	$11.56297	549

A-63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.31640	$10.24090	0
01/01/2010 to 12/31/2010	$10.24090	$10.87066	0
01/01/2011 to 12/31/2011	$10.87066	$11.34960	0
01/01/2012 to 12/31/2012	$11.34960	$12.05357	0
01/01/2013 to 12/31/2013	$12.05357	$11.69218	0
01/01/2014 to 12/31/2014	$11.69218	$12.34217	0
01/01/2015 to 12/31/2015	$12.34217	$12.30379	0
01/01/2016 to 12/31/2016	$12.30379	$12.74001	0
01/01/2017 to 12/31/2017	$12.74001	$13.33712	0
01/01/2018 to 12/31/2018	$13.33712	$12.83488	0
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99874	$10.39032	0
01/01/2013 to 12/31/2013	$10.39032	$9.39916	0
01/01/2014 to 12/31/2014	$9.39916	$9.38077	0
01/01/2015 to 12/31/2015	$9.38077	$8.95250	0
01/01/2016 to 12/31/2016	$8.95250	$9.75096	0
01/01/2017 to 12/31/2017	$9.75096	$10.49537	0
01/01/2018 to 12/31/2018	$10.49537	$9.64507	0
*Denotes the start date of these sub-accounts

A-64

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80 bps (2.95%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02445	$12.14936	0
01/01/2010 to 12/31/2010	$12.14936	$13.21280	0
01/01/2011 to 12/31/2011	$13.21280	$12.49300	0
01/01/2012 to 12/31/2012	$12.49300	$13.65870	0
01/01/2013 to 12/31/2013	$13.65870	$14.58998	0
01/01/2014 to 12/31/2014	$14.58998	$14.71234	0
01/01/2015 to 12/31/2015	$14.71234	$13.83007	0
01/01/2016 to 12/31/2016	$13.83007	$14.28531	0
01/01/2017 to 12/31/2017	$14.28531	$15.62289	0
01/01/2018 to 12/31/2018	$15.62289	$13.93753	0
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03680	$12.34528	0
01/01/2010 to 12/31/2010	$12.34528	$13.63479	0
01/01/2011 to 12/31/2011	$13.63479	$13.25903	0
01/01/2012 to 12/31/2012	$13.25903	$14.63559	0
01/01/2013 to 12/31/2013	$14.63559	$16.56939	0
01/01/2014 to 12/31/2014	$16.56939	$17.07692	0
01/01/2015 to 12/31/2015	$17.07692	$16.72000	0
01/01/2016 to 12/31/2016	$16.72000	$17.39544	0
01/01/2017 to 12/31/2017	$17.39544	$19.75780	0
01/01/2018 to 12/31/2018	$19.75780	$18.05817	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99761	$11.53873	0
01/01/2014 to 12/31/2014	$11.53873	$12.68370	0
01/01/2015 to 12/31/2015	$12.68370	$12.53243	0
01/01/2016 to 12/31/2016	$12.53243	$13.47657	0
01/01/2017 to 12/31/2017	$13.47657	$15.98872	0
01/01/2018 to 12/31/2018	$15.98872	$14.26428	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02327	$11.97506	0
01/01/2010 to 12/31/2010	$11.97506	$13.06397	0
01/01/2011 to 12/31/2011	$13.06397	$12.53549	0
01/01/2012 to 12/31/2012	$12.53549	$13.69410	0
01/01/2013 to 12/31/2013	$13.69410	$15.64854	0
01/01/2014 to 12/31/2014	$15.64854	$16.19071	0
01/01/2015 to 12/31/2015	$16.19071	$15.80086	0
01/01/2016 to 12/31/2016	$15.80086	$16.31513	0
01/01/2017 to 12/31/2017	$16.31513	$18.21057	0
01/01/2018 to 12/31/2018	$18.21057	$16.81247	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99761	$9.09045	0
01/01/2012 to 12/31/2012	$9.09045	$9.87942	0
01/01/2013 to 12/31/2013	$9.87942	$10.63737	0
01/01/2014 to 12/31/2014	$10.63737	$10.83794	0
01/01/2015 to 12/31/2015	$10.83794	$10.21095	0
01/01/2016 to 12/31/2016	$10.21095	$10.60912	0
01/01/2017 to 12/31/2017	$10.60912	$11.60518	0
01/01/2018 to 12/31/2018	$11.60518	$10.67538	0

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99032	$10.42561	0
01/01/2010 to 12/31/2010	$10.42561	$10.52117	0
01/01/2011 to 12/31/2011	$10.52117	$10.44956	0
01/01/2012 to 12/31/2012	$10.44956	$10.62564	0
01/01/2013 to 12/31/2013	$10.62564	$10.09639	0
01/01/2014 to 12/31/2014	$10.09639	$9.79715	0
01/01/2015 to 12/31/2015	$9.79715	$9.56201	0
01/01/2016 to 12/31/2016	$9.56201	$9.44025	0
01/01/2017 to 12/31/2017	$9.44025	$9.32653	0
01/01/2018 to 12/31/2018	$9.32653	$9.12495	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98220	$10.98987	0
01/01/2010 to 12/31/2010	$10.98987	$11.49843	0
01/01/2011 to 12/31/2011	$11.49843	$11.52418	0
01/01/2012 to 12/31/2012	$11.52418	$12.23626	0
01/01/2013 to 12/31/2013	$12.23626	$11.66678	0
01/01/2014 to 12/31/2014	$11.66678	$11.81146	0
01/01/2015 to 12/31/2015	$11.81146	$11.23064	0
01/01/2016 to 12/31/2016	$11.23064	$11.37034	0
01/01/2017 to 12/31/2017	$11.37034	$11.52664	0
01/01/2018 to 12/31/2018	$11.52664	$11.12016	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92241	$9.62179	0
01/01/2010 to 12/31/2010	$9.62179	$10.39111	0
01/01/2011 to 12/31/2011	$10.39111	$11.46417	0
01/01/2012 to 12/31/2012	$11.46417	$11.77099	0
01/01/2013 to 12/31/2013	$11.77099	$11.07378	0
01/01/2014 to 12/31/2014	$11.07378	$11.04232	0
01/01/2015 to 12/31/2015	$11.04232	$10.81227	0
01/01/2016 to 12/31/2016	$10.81227	$10.67164	0
01/01/2017 to 12/31/2017	$10.67164	$10.43997	0
01/01/2018 to 12/31/2018	$10.43997	$10.21571	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90519	$9.52322	0
01/01/2010 to 12/31/2010	$9.52322	$10.30078	0
01/01/2011 to 12/31/2011	$10.30078	$11.60406	0
01/01/2012 to 12/31/2012	$11.60406	$11.93080	0
01/01/2013 to 12/31/2013	$11.93080	$11.02845	0
01/01/2014 to 12/31/2014	$11.02845	$11.16883	0
01/01/2015 to 12/31/2015	$11.16883	$10.96452	0
01/01/2016 to 12/31/2016	$10.96452	$10.80456	0
01/01/2017 to 12/31/2017	$10.80456	$10.57505	0
01/01/2018 to 12/31/2018	$10.57505	$10.32805	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88390	$9.19990	0
01/01/2010 to 12/31/2010	$9.19990	$9.99438	0
01/01/2011 to 12/31/2011	$9.99438	$11.52125	0
01/01/2012 to 12/31/2012	$11.52125	$11.89712	0
01/01/2013 to 12/31/2013	$11.89712	$10.80270	0
01/01/2014 to 12/31/2014	$10.80270	$11.13893	0
01/01/2015 to 12/31/2015	$11.13893	$10.98441	0
01/01/2016 to 12/31/2016	$10.98441	$10.87858	0
01/01/2017 to 12/31/2017	$10.87858	$10.66070	0
01/01/2018 to 12/31/2018	$10.66070	$10.38330	0

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99681	$10.88846	0
01/01/2011 to 12/31/2011	$10.88846	$12.72379	0
01/01/2012 to 12/31/2012	$12.72379	$13.19766	0
01/01/2013 to 12/31/2013	$13.19766	$11.92141	0
01/01/2014 to 12/31/2014	$11.92141	$12.46869	0
01/01/2015 to 12/31/2015	$12.46869	$12.32686	0
01/01/2016 to 12/31/2016	$12.32686	$12.21750	0
01/01/2017 to 12/31/2017	$12.21750	$12.05530	0
01/01/2018 to 12/31/2018	$12.05530	$11.71541	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99761	$11.89013	0
01/01/2012 to 12/31/2012	$11.89013	$12.22355	0
01/01/2013 to 12/31/2013	$12.22355	$10.71566	0
01/01/2014 to 12/31/2014	$10.71566	$11.48746	0
01/01/2015 to 12/31/2015	$11.48746	$11.39175	0
01/01/2016 to 12/31/2016	$11.39175	$11.26771	0
01/01/2017 to 12/31/2017	$11.26771	$11.11688	0
01/01/2018 to 12/31/2018	$11.11688	$10.78029	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99682	$10.28551	0
01/01/2013 to 12/31/2013	$10.28551	$8.97126	0
01/01/2014 to 12/31/2014	$8.97126	$9.81341	0
01/01/2015 to 12/31/2015	$9.81341	$9.78994	0
01/01/2016 to 12/31/2016	$9.78994	$9.69137	0
01/01/2017 to 12/31/2017	$9.69137	$9.57360	0
01/01/2018 to 12/31/2018	$9.57360	$9.27291	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99840	$8.65410	0
01/01/2014 to 12/31/2014	$8.65410	$9.63232	0
01/01/2015 to 12/31/2015	$9.63232	$9.62161	0
01/01/2016 to 12/31/2016	$9.62161	$9.52427	0
01/01/2017 to 12/31/2017	$9.52427	$9.40733	0
01/01/2018 to 12/31/2018	$9.40733	$9.07712	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99840	$11.17981	0
01/01/2015 to 12/31/2015	$11.17981	$11.07582	0
01/01/2016 to 12/31/2016	$11.07582	$11.02456	0
01/01/2017 to 12/31/2017	$11.02456	$10.90489	0
01/01/2018 to 12/31/2018	$10.90489	$10.51245	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99840	$9.82964	0
01/01/2016 to 12/31/2016	$9.82964	$9.74646	0
01/01/2017 to 12/31/2017	$9.74646	$9.69663	0
01/01/2018 to 12/31/2018	$9.69663	$9.31891	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99682	$9.77216	0
01/01/2017 to 12/31/2017	$9.77216	$9.74736	0
01/01/2018 to 12/31/2018	$9.74736	$9.34692	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99681	$9.92757	0
01/01/2018 to 12/31/2018	$9.92757	$9.44298	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99681	$9.55607	0

A-67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03857	$12.24249	0
01/01/2010 to 12/31/2010	$12.24249	$13.48193	0
01/01/2011 to 12/31/2011	$13.48193	$12.77794	0
01/01/2012 to 12/31/2012	$12.77794	$14.11378	0
01/01/2013 to 12/31/2013	$14.11378	$16.81801	0
01/01/2014 to 12/31/2014	$16.81801	$17.47800	0
01/01/2015 to 12/31/2015	$17.47800	$17.06695	0
01/01/2016 to 12/31/2016	$17.06695	$17.71169	0
01/01/2017 to 12/31/2017	$17.71169	$20.28283	0
01/01/2018 to 12/31/2018	$20.28283	$18.47265	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99761	$11.53933	0
01/01/2014 to 12/31/2014	$11.53933	$12.73365	0
01/01/2015 to 12/31/2015	$12.73365	$11.92642	0
01/01/2016 to 12/31/2016	$11.92642	$13.31049	0
01/01/2017 to 12/31/2017	$13.31049	$15.30914	0
01/01/2018 to 12/31/2018	$15.30914	$14.15882	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61459	$14.43200	0
01/01/2010 to 12/31/2010	$14.43200	$18.04037	0
01/01/2011 to 12/31/2011	$18.04037	$18.67849	0
01/01/2012 to 12/31/2012	$18.67849	$20.92593	0
01/01/2013 to 12/31/2013	$20.92593	$20.96220	0
01/01/2014 to 12/31/2014	$20.96220	$26.65532	0
01/01/2015 to 12/31/2015	$26.65532	$27.14468	0
01/01/2016 to 12/31/2016	$27.14468	$27.63753	0
01/01/2017 to 12/31/2017	$27.63753	$28.52323	0
01/01/2018 to 12/31/2018	$28.52323	$26.38283	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01294	$12.22930	0
01/01/2010 to 12/31/2010	$12.22930	$13.58467	0
01/01/2011 to 12/31/2011	$13.58467	$12.99693	0
01/01/2012 to 12/31/2012	$12.99693	$13.96586	0
01/01/2013 to 12/31/2013	$13.96586	$15.56738	0
01/01/2014 to 12/31/2014	$15.56738	$15.59714	0
01/01/2015 to 12/31/2015	$15.59714	$15.29963	0
01/01/2016 to 12/31/2016	$15.29963	$15.49376	0
01/01/2017 to 12/31/2017	$15.49376	$17.52949	0
01/01/2018 to 12/31/2018	$17.52949	$15.70503	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85920	$13.85898	0
01/01/2010 to 12/31/2010	$13.85898	$16.18066	0
01/01/2011 to 12/31/2011	$16.18066	$14.92497	0
01/01/2012 to 12/31/2012	$14.92497	$18.38161	0
01/01/2013 to 12/31/2013	$18.38161	$18.63024	0
01/01/2014 to 12/31/2014	$18.63024	$20.61531	0
01/01/2015 to 12/31/2015	$20.61531	$20.00574	0
01/01/2016 to 12/31/2016	$20.00574	$19.60718	0
01/01/2017 to 12/31/2017	$19.60718	$21.11944	0
01/01/2018 to 12/31/2018	$21.11944	$19.54405	0

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12441	$12.13759	0
01/01/2010 to 12/31/2010	$12.13759	$13.30864	0
01/01/2011 to 12/31/2011	$13.30864	$12.21384	0
01/01/2012 to 12/31/2012	$12.21384	$14.19577	0
01/01/2013 to 12/31/2013	$14.19577	$18.41365	0
01/01/2014 to 12/31/2014	$18.41365	$20.23400	0
01/01/2015 to 12/31/2015	$20.23400	$18.74509	0
01/01/2016 to 12/31/2016	$18.74509	$20.30992	0
01/01/2017 to 12/31/2017	$20.30992	$21.65164	0
01/01/2018 to 12/31/2018	$21.65164	$19.23367	0
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05944	$13.41082	0
01/01/2010 to 12/31/2010	$13.41082	$15.60874	0
01/01/2011 to 12/31/2011	$15.60874	$14.71010	0
01/01/2012 to 12/31/2012	$14.71010	$17.08972	0
01/01/2013 to 12/31/2013	$17.08972	$21.94313	0
01/01/2014 to 12/31/2014	$21.94313	$23.77029	0
01/01/2015 to 12/31/2015	$23.77029	$21.77532	0
01/01/2016 to 12/31/2016	$21.77532	$21.49981	0
01/01/2017 to 12/31/2017	$21.49981	$26.54257	0
01/01/2018 to 12/31/2018	$26.54257	$24.65550	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02445	$11.79434	0
01/01/2010 to 12/31/2010	$11.79434	$12.78461	0
01/01/2011 to 12/31/2011	$12.78461	$12.35543	0
01/01/2012 to 12/31/2012	$12.35543	$13.21594	0
01/01/2013 to 12/31/2013	$13.21594	$14.09741	0
01/01/2014 to 12/31/2014	$14.09741	$14.24621	0
01/01/2015 to 12/31/2015	$14.24621	$13.71149	0
01/01/2016 to 12/31/2016	$13.71149	$14.01898	0
01/01/2017 to 12/31/2017	$14.01898	$15.29046	0
01/01/2018 to 12/31/2018	$15.29046	$13.80110	0
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95298	$12.68913	0
01/01/2010 to 12/31/2010	$12.68913	$15.62431	0
01/01/2011 to 12/31/2011	$15.62431	$15.37426	0
01/01/2012 to 12/31/2012	$15.37426	$17.27520	0
01/01/2013 to 12/31/2013	$17.27520	$23.29237	0
01/01/2014 to 12/31/2014	$23.29237	$24.25242	0
01/01/2015 to 12/31/2015	$24.25242	$22.26206	0
01/01/2016 to 12/31/2016	$22.26206	$26.88225	0
01/01/2017 to 12/31/2017	$26.88225	$29.29557	0
01/01/2018 to 12/31/2018	$29.29557	$24.44852	0
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99942	$9.81302	0
01/01/2010 to 12/31/2010	$9.81302	$9.53369	0
01/01/2011 to 12/31/2011	$9.53369	$9.26266	0
01/01/2012 to 12/31/2012	$9.26266	$8.99701	0
01/01/2013 to 12/31/2013	$8.99701	$8.73881	0
01/01/2014 to 12/31/2014	$8.73881	$8.48801	0
01/01/2015 to 12/31/2015	$8.48801	$8.24439	0
01/01/2016 to 12/31/2016	$8.24439	$8.00847	0
01/01/2017 to 12/31/2017	$8.00847	$7.80559	0
01/01/2018 to 12/31/2018	$7.80559	$7.67897	0

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01687	$12.44762	0
01/01/2010 to 12/31/2010	$12.44762	$13.72269	0
01/01/2011 to 12/31/2011	$13.72269	$13.75253	0
01/01/2012 to 12/31/2012	$13.75253	$15.21051	0
01/01/2013 to 12/31/2013	$15.21051	$15.83487	0
01/01/2014 to 12/31/2014	$15.83487	$15.77377	0
01/01/2015 to 12/31/2015	$15.77377	$14.77502	0
01/01/2016 to 12/31/2016	$14.77502	$16.56177	0
01/01/2017 to 12/31/2017	$16.56177	$17.28988	0
01/01/2018 to 12/31/2018	$17.28988	$16.45746	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06243	$12.66336	0
01/01/2010 to 12/31/2010	$12.66336	$13.91872	0
01/01/2011 to 12/31/2011	$13.91872	$12.95425	0
01/01/2012 to 12/31/2012	$12.95425	$14.70655	0
01/01/2013 to 12/31/2013	$14.70655	$19.97873	0
01/01/2014 to 12/31/2014	$19.97873	$22.07307	0
01/01/2015 to 12/31/2015	$22.07307	$19.75943	0
01/01/2016 to 12/31/2016	$19.75943	$23.01061	0
01/01/2017 to 12/31/2017	$23.01061	$26.64218	0
01/01/2018 to 12/31/2018	$26.64218	$22.21150	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14299	$13.19838	0
01/01/2010 to 12/31/2010	$13.19838	$14.67845	0
01/01/2011 to 12/31/2011	$14.67845	$12.41502	0
01/01/2012 to 12/31/2012	$12.41502	$14.51412	0
01/01/2013 to 12/31/2013	$14.51412	$16.78430	0
01/01/2014 to 12/31/2014	$16.78430	$15.40175	0
01/01/2015 to 12/31/2015	$15.40175	$15.43070	0
01/01/2016 to 12/31/2016	$15.43070	$14.42259	0
01/01/2017 to 12/31/2017	$14.42259	$18.97320	0
01/01/2018 to 12/31/2018	$18.97320	$15.96915	0
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11749	$13.03087	0
01/01/2010 to 12/31/2010	$13.03087	$14.05996	0
01/01/2011 to 12/31/2011	$14.05996	$11.94302	0
01/01/2012 to 12/31/2012	$11.94302	$13.53418	0
01/01/2013 to 12/31/2013	$13.53418	$15.70503	0
01/01/2014 to 12/31/2014	$15.70503	$14.23167	0
01/01/2015 to 12/31/2015	$14.23167	$13.93600	0
01/01/2016 to 12/31/2016	$13.93600	$13.61556	0
01/01/2017 to 12/31/2017	$13.61556	$16.24323	0
01/01/2018 to 12/31/2018	$16.24323	$13.22893	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04081	$12.18077	0
01/01/2010 to 12/31/2010	$12.18077	$13.46612	0
01/01/2011 to 12/31/2011	$13.46612	$13.00582	0
01/01/2012 to 12/31/2012	$13.00582	$14.34783	0
01/01/2013 to 12/31/2013	$14.34783	$16.20522	0
01/01/2014 to 12/31/2014	$16.20522	$16.74190	0
01/01/2015 to 12/31/2015	$16.74190	$16.09108	0
01/01/2016 to 12/31/2016	$16.09108	$16.44582	0
01/01/2017 to 12/31/2017	$16.44582	$18.68393	0
01/01/2018 to 12/31/2018	$18.68393	$16.80708	0

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12715	$13.51438	0
01/01/2010 to 12/31/2010	$13.51438	$14.06802	0
01/01/2011 to 12/31/2011	$14.06802	$12.41437	0
01/01/2012 to 12/31/2012	$12.41437	$14.69929	0
01/01/2013 to 12/31/2013	$14.69929	$16.47073	0
01/01/2014 to 12/31/2014	$16.47073	$14.97966	0
01/01/2015 to 12/31/2015	$14.97966	$14.14304	0
01/01/2016 to 12/31/2016	$14.14304	$14.00361	0
01/01/2017 to 12/31/2017	$14.00361	$17.63386	0
01/01/2018 to 12/31/2018	$17.63386	$14.13323	0
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07956	$11.60290	0
01/01/2010 to 12/31/2010	$11.60290	$12.09485	0
01/01/2011 to 12/31/2011	$12.09485	$11.77579	0
01/01/2012 to 12/31/2012	$11.77579	$12.66328	0
01/01/2013 to 12/31/2013	$12.66328	$13.65692	0
01/01/2014 to 12/31/2014	$13.65692	$13.98787	0
01/01/2015 to 12/31/2015	$13.98787	$13.56163	0
01/01/2016 to 12/31/2016	$13.56163	$13.67897	0
01/01/2017 to 12/31/2017	$13.67897	$14.90086	0
01/01/2018 to 12/31/2018	$14.90086	$13.72909	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08300	$10.27376	0
01/01/2010 to 12/31/2010	$10.27376	$11.10839	0
01/01/2011 to 12/31/2011	$11.10839	$10.86159	0
01/01/2012 to 12/31/2012	$10.86159	$12.15159	0
01/01/2013 to 12/31/2013	$12.15159	$16.11041	0
01/01/2014 to 12/31/2014	$16.11041	$17.13528	0
01/01/2015 to 12/31/2015	$17.13528	$18.41356	0
01/01/2016 to 12/31/2016	$18.41356	$17.62452	0
01/01/2017 to 12/31/2017	$17.62452	$23.25443	0
01/01/2018 to 12/31/2018	$23.25443	$22.21942	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00706	$12.64537	0
01/01/2010 to 12/31/2010	$12.64537	$14.70877	0
01/01/2011 to 12/31/2011	$14.70877	$14.15685	0
01/01/2012 to 12/31/2012	$14.15685	$15.43656	0
01/01/2013 to 12/31/2013	$15.43656	$20.48326	0
01/01/2014 to 12/31/2014	$20.48326	$22.00244	0
01/01/2015 to 12/31/2015	$22.00244	$23.52350	0
01/01/2016 to 12/31/2016	$23.52350	$24.12425	0
01/01/2017 to 12/31/2017	$24.12425	$31.16493	0
01/01/2018 to 12/31/2018	$31.16493	$29.45206	0
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07220	$13.29229	0
01/01/2010 to 12/31/2010	$13.29229	$14.46650	0
01/01/2011 to 12/31/2011	$14.46650	$13.61174	0
01/01/2012 to 12/31/2012	$13.61174	$16.27157	0
01/01/2013 to 12/31/2013	$16.27157	$20.17229	0
01/01/2014 to 12/31/2014	$20.17229	$20.30472	0
01/01/2015 to 12/31/2015	$20.30472	$19.43300	0
01/01/2016 to 12/31/2016	$19.43300	$20.21913	0
01/01/2017 to 12/31/2017	$20.21913	$24.32294	0
01/01/2018 to 12/31/2018	$24.32294	$21.36435	0

A-71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02798	$12.08504	0
01/01/2010 to 12/31/2010	$12.08504	$13.23903	0
01/01/2011 to 12/31/2011	$13.23903	$12.78333	0
01/01/2012 to 12/31/2012	$12.78333	$14.53713	0
01/01/2013 to 12/31/2013	$14.53713	$19.30315	0
01/01/2014 to 12/31/2014	$19.30315	$20.38230	0
01/01/2015 to 12/31/2015	$20.38230	$21.22846	0
01/01/2016 to 12/31/2016	$21.22846	$21.01483	0
01/01/2017 to 12/31/2017	$21.01483	$26.68229	0
01/01/2018 to 12/31/2018	$26.68229	$26.46942	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99761	$10.14969	0
01/01/2013 to 12/31/2013	$10.14969	$13.26017	0
01/01/2014 to 12/31/2014	$13.26017	$14.19565	0
01/01/2015 to 12/31/2015	$14.19565	$13.68844	0
01/01/2016 to 12/31/2016	$13.68844	$15.08436	0
01/01/2017 to 12/31/2017	$15.08436	$17.19351	0
01/01/2018 to 12/31/2018	$17.19351	$15.00240	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13078	$13.64182	0
01/01/2010 to 12/31/2010	$13.64182	$16.35611	0
01/01/2011 to 12/31/2011	$16.35611	$15.49269	0
01/01/2012 to 12/31/2012	$15.49269	$17.62473	0
01/01/2013 to 12/31/2013	$17.62473	$24.31064	0
01/01/2014 to 12/31/2014	$24.31064	$26.97791	0
01/01/2015 to 12/31/2015	$26.97791	$24.72647	0
01/01/2016 to 12/31/2016	$24.72647	$28.39735	0
01/01/2017 to 12/31/2017	$28.39735	$31.38831	0
01/01/2018 to 12/31/2018	$31.38831	$25.46982	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99761	$10.23671	0
01/01/2013 to 12/31/2013	$10.23671	$11.82376	0
01/01/2014 to 12/31/2014	$11.82376	$12.07462	0
01/01/2015 to 12/31/2015	$12.07462	$11.58243	0
01/01/2016 to 12/31/2016	$11.58243	$11.73703	0
01/01/2017 to 12/31/2017	$11.73703	$13.28150	0
01/01/2018 to 12/31/2018	$13.28150	$11.83084	0
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05415	$14.71491	0
01/01/2010 to 12/31/2010	$14.71491	$17.47598	0
01/01/2011 to 12/31/2011	$17.47598	$13.53385	0
01/01/2012 to 12/31/2012	$13.53385	$15.50175	0
01/01/2013 to 12/31/2013	$15.50175	$15.09039	0
01/01/2014 to 12/31/2014	$15.09039	$13.97077	0
01/01/2015 to 12/31/2015	$13.97077	$11.29979	0
01/01/2016 to 12/31/2016	$11.29979	$12.33314	0
01/01/2017 to 12/31/2017	$12.33314	$15.14040	0
01/01/2018 to 12/31/2018	$15.14040	$12.63792	0

A-72

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02075	$11.54330	0
01/01/2010 to 12/31/2010	$11.54330	$12.39748	0
01/01/2011 to 12/31/2011	$12.39748	$12.16233	0
01/01/2012 to 12/31/2012	$12.16233	$13.03817	0
01/01/2013 to 12/31/2013	$13.03817	$13.83067	0
01/01/2014 to 12/31/2014	$13.83067	$14.20958	0
01/01/2015 to 12/31/2015	$14.20958	$13.82153	0
01/01/2016 to 12/31/2016	$13.82153	$14.16762	0
01/01/2017 to 12/31/2017	$14.16762	$15.15627	0
01/01/2018 to 12/31/2018	$15.15627	$14.30093	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01753	$10.04901	0
01/01/2012 to 12/31/2012	$10.04901	$10.45405	0
01/01/2013 to 12/31/2013	$10.45405	$9.91913	0
01/01/2014 to 12/31/2014	$9.91913	$10.21849	0
01/01/2015 to 12/31/2015	$10.21849	$9.89866	0
01/01/2016 to 12/31/2016	$9.89866	$10.01996	0
01/01/2017 to 12/31/2017	$10.01996	$10.28512	0
01/01/2018 to 12/31/2018	$10.28512	$9.90710	0
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98494	$12.08982	0
01/01/2010 to 12/31/2010	$12.08982	$13.97661	0
01/01/2011 to 12/31/2011	$13.97661	$12.73239	0
01/01/2012 to 12/31/2012	$12.73239	$13.96423	0
01/01/2013 to 12/31/2013	$13.96423	$15.87292	0
01/01/2014 to 12/31/2014	$15.87292	$16.83545	0
01/01/2015 to 12/31/2015	$16.83545	$16.25202	0
01/01/2016 to 12/31/2016	$16.25202	$17.38026	0
01/01/2017 to 12/31/2017	$17.38026	$19.60043	0
01/01/2018 to 12/31/2018	$19.60043	$17.58888	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99761	$11.57798	0
01/01/2014 to 12/31/2014	$11.57798	$12.95985	0
01/01/2015 to 12/31/2015	$12.95985	$12.78218	0
01/01/2016 to 12/31/2016	$12.78218	$13.76414	0
01/01/2017 to 12/31/2017	$13.76414	$16.23320	0
01/01/2018 to 12/31/2018	$16.23320	$14.63722	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07692	$12.73635	0
01/01/2010 to 12/31/2010	$12.73635	$14.23284	0
01/01/2011 to 12/31/2011	$14.23284	$14.30316	0
01/01/2012 to 12/31/2012	$14.30316	$16.50445	0
01/01/2013 to 12/31/2013	$16.50445	$21.22950	0
01/01/2014 to 12/31/2014	$21.22950	$24.16980	0
01/01/2015 to 12/31/2015	$24.16980	$24.19902	0
01/01/2016 to 12/31/2016	$24.19902	$26.99607	0
01/01/2017 to 12/31/2017	$26.99607	$32.05872	0
01/01/2018 to 12/31/2018	$32.05872	$28.57522	0

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99761	$8.82558	0
01/01/2012 to 12/31/2012	$8.82558	$9.69974	0
01/01/2013 to 12/31/2013	$9.69974	$11.53171	0
01/01/2014 to 12/31/2014	$11.53171	$11.92884	0
01/01/2015 to 12/31/2015	$11.92884	$11.60387	0
01/01/2016 to 12/31/2016	$11.60387	$11.98426	0
01/01/2017 to 12/31/2017	$11.98426	$13.75890	0
01/01/2018 to 12/31/2018	$13.75890	$12.48961	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03963	$11.87204	0
01/01/2010 to 12/31/2010	$11.87204	$12.90588	0
01/01/2011 to 12/31/2011	$12.90588	$12.30847	0
01/01/2012 to 12/31/2012	$12.30847	$13.18387	0
01/01/2013 to 12/31/2013	$13.18387	$14.39847	0
01/01/2014 to 12/31/2014	$14.39847	$14.70407	0
01/01/2015 to 12/31/2015	$14.70407	$14.25844	0
01/01/2016 to 12/31/2016	$14.25844	$14.51703	0
01/01/2017 to 12/31/2017	$14.51703	$16.39083	0
01/01/2018 to 12/31/2018	$16.39083	$14.65980	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98041	$12.91235	0
01/01/2010 to 12/31/2010	$12.91235	$16.62407	0
01/01/2011 to 12/31/2011	$16.62407	$14.03025	0
01/01/2012 to 12/31/2012	$14.03025	$16.36244	0
01/01/2013 to 12/31/2013	$16.36244	$22.37938	0
01/01/2014 to 12/31/2014	$22.37938	$22.81111	0
01/01/2015 to 12/31/2015	$22.81111	$22.45225	0
01/01/2016 to 12/31/2016	$22.45225	$23.48855	0
01/01/2017 to 12/31/2017	$23.48855	$29.13444	0
01/01/2018 to 12/31/2018	$29.13444	$25.22535	0
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00808	$13.06229	0
01/01/2010 to 12/31/2010	$13.06229	$17.30827	0
01/01/2011 to 12/31/2011	$17.30827	$16.64771	0
01/01/2012 to 12/31/2012	$16.64771	$18.13790	0
01/01/2013 to 12/31/2013	$18.13790	$23.81435	0
01/01/2014 to 12/31/2014	$23.81435	$24.01423	0
01/01/2015 to 12/31/2015	$24.01423	$23.50828	0
01/01/2016 to 12/31/2016	$23.50828	$25.59303	0
01/01/2017 to 12/31/2017	$25.59303	$30.80644	0
01/01/2018 to 12/31/2018	$30.80644	$27.40289	0
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97536	$12.87066	0
01/01/2010 to 12/31/2010	$12.87066	$15.75132	0
01/01/2011 to 12/31/2011	$15.75132	$14.38545	0
01/01/2012 to 12/31/2012	$14.38545	$16.50936	0
01/01/2013 to 12/31/2013	$16.50936	$22.03350	0
01/01/2014 to 12/31/2014	$22.03350	$22.52856	0
01/01/2015 to 12/31/2015	$22.52856	$20.93884	0
01/01/2016 to 12/31/2016	$20.93884	$26.27930	0
01/01/2017 to 12/31/2017	$26.27930	$27.40273	0
01/01/2018 to 12/31/2018	$27.40273	$22.06772	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03811	$12.07928	0
01/01/2010 to 12/31/2010	$12.07928	$13.08612	0
01/01/2011 to 12/31/2011	$13.08612	$12.96345	0
01/01/2012 to 12/31/2012	$12.96345	$14.29012	0
01/01/2013 to 12/31/2013	$14.29012	$16.21658	0
01/01/2014 to 12/31/2014	$16.21658	$16.67733	0
01/01/2015 to 12/31/2015	$16.67733	$16.20553	0
01/01/2016 to 12/31/2016	$16.20553	$16.92915	0
01/01/2017 to 12/31/2017	$16.92915	$18.97839	0
01/01/2018 to 12/31/2018	$18.97839	$17.44900	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98672	$13.08825	0
01/01/2010 to 12/31/2010	$13.08825	$14.72290	0
01/01/2011 to 12/31/2011	$14.72290	$14.05856	0
01/01/2012 to 12/31/2012	$14.05856	$16.05536	0
01/01/2013 to 12/31/2013	$16.05536	$22.46065	0
01/01/2014 to 12/31/2014	$22.46065	$23.63680	0
01/01/2015 to 12/31/2015	$23.63680	$25.15873	0
01/01/2016 to 12/31/2016	$25.15873	$25.09789	0
01/01/2017 to 12/31/2017	$25.09789	$33.61649	0
01/01/2018 to 12/31/2018	$33.61649	$33.90877	0
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09805	$12.68684	0
01/01/2010 to 12/31/2010	$12.68684	$13.85625	0
01/01/2011 to 12/31/2011	$13.85625	$13.39298	0
01/01/2012 to 12/31/2012	$13.39298	$14.75128	0
01/01/2013 to 12/31/2013	$14.75128	$19.28986	0
01/01/2014 to 12/31/2014	$19.28986	$19.02808	0
01/01/2015 to 12/31/2015	$19.02808	$17.36119	0
01/01/2016 to 12/31/2016	$17.36119	$17.89763	0
01/01/2017 to 12/31/2017	$17.89763	$20.26333	0
01/01/2018 to 12/31/2018	$20.26333	$17.76760	0
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30081	$13.67952	0
01/01/2010 to 12/31/2010	$13.67952	$16.00498	0
01/01/2011 to 12/31/2011	$16.00498	$13.22699	0
01/01/2012 to 12/31/2012	$13.22699	$13.31136	0
01/01/2013 to 12/31/2013	$13.31136	$14.91800	0
01/01/2014 to 12/31/2014	$14.91800	$13.27809	0
01/01/2015 to 12/31/2015	$13.27809	$10.41357	0
01/01/2016 to 12/31/2016	$10.41357	$12.60537	0
01/01/2017 to 12/31/2017	$12.60537	$13.50666	0
01/01/2018 to 12/31/2018	$13.50666	$10.93228	0
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01712	$11.04392	0
01/01/2010 to 12/31/2010	$11.04392	$11.34320	0
01/01/2011 to 12/31/2011	$11.34320	$11.47265	0
01/01/2012 to 12/31/2012	$11.47265	$11.72521	0
01/01/2013 to 12/31/2013	$11.72521	$10.96116	0
01/01/2014 to 12/31/2014	$10.96116	$10.70583	0
01/01/2015 to 12/31/2015	$10.70583	$9.91829	0
01/01/2016 to 12/31/2016	$9.91829	$10.05422	0
01/01/2017 to 12/31/2017	$10.05422	$9.96573	0
01/01/2018 to 12/31/2018	$9.96573	$9.87170	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98563	$13.15861	0
01/01/2010 to 12/31/2010	$13.15861	$15.79869	0
01/01/2011 to 12/31/2011	$15.79869	$14.81635	0
01/01/2012 to 12/31/2012	$14.81635	$17.03986	0
01/01/2013 to 12/31/2013	$17.03986	$21.91606	0
01/01/2014 to 12/31/2014	$21.91606	$24.47371	0
01/01/2015 to 12/31/2015	$24.47371	$22.20027	0
01/01/2016 to 12/31/2016	$22.20027	$24.58282	0
01/01/2017 to 12/31/2017	$24.58282	$28.30437	0
01/01/2018 to 12/31/2018	$28.30437	$22.94463	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06151	$12.69332	0
01/01/2010 to 12/31/2010	$12.69332	$14.13377	0
01/01/2011 to 12/31/2011	$14.13377	$13.25430	0
01/01/2012 to 12/31/2012	$13.25430	$14.29034	0
01/01/2013 to 12/31/2013	$14.29034	$16.72616	0
01/01/2014 to 12/31/2014	$16.72616	$17.14038	0
01/01/2015 to 12/31/2015	$17.14038	$16.54313	0
01/01/2016 to 12/31/2016	$16.54313	$17.11797	0
01/01/2017 to 12/31/2017	$17.11797	$18.88840	0
01/01/2018 to 12/31/2018	$18.88840	$17.42660	0
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98887	$10.69801	0
01/01/2010 to 12/31/2010	$10.69801	$11.20141	0
01/01/2011 to 12/31/2011	$11.20141	$11.53616	0
01/01/2012 to 12/31/2012	$11.53616	$12.08439	0
01/01/2013 to 12/31/2013	$12.08439	$11.56241	0
01/01/2014 to 12/31/2014	$11.56241	$12.03889	0
01/01/2015 to 12/31/2015	$12.03889	$11.83792	0
01/01/2016 to 12/31/2016	$11.83792	$12.09122	0
01/01/2017 to 12/31/2017	$12.09122	$12.48610	0
01/01/2018 to 12/31/2018	$12.48610	$11.85127	0
*Denotes the start date of these sub-accounts

A-76

APPENDIX B – CALCULATION OF OPTIONAL DEATH BENEFITS
Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Owner made a withdrawal of $5,000 on the 6th anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6th anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7th annuity year is equal to 5% of the Roll-Up Value as of the 6th anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2nd anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

Roll-up Value	=	{($67,005 – $3,350) – [($67,005 – $3,350) * $1,650/($45,000 – $3,350)]} * 1.05
	=	($63,655 – $2,522) * 1.05
	=	$64,190

Highest Anniversary Value	=	$70,000 – [$70,000 * $5,000/$45,000]
	=	$70,000 – $7,778
	=	$62,222

Basic Death Benefit	=	max [$43,000, $50,000 – ($50,000 * $5,000/$45,000)]
	=	max [$43,000, $44,444]
	=	$44,444
The Death Benefit therefore is $64,190.
Example with death after Death Benefit Target Date
Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner’s 80th birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

Roll-up Value	=	$81,445 + $15,000 – [($81,445 + 15,000) * $5,000/$70,000]
	=	$81,445 + $15,000 – $6,889
	=	$89,556

Highest Anniversary Value	=	$85,000 + $15,000 – [($85,000 + 15,000) * $5,000/$70,000]
	=	$85,000 + $15,000 – $ 7,143
	=	$92,857

Basic Death Benefit	=	max [$75,000, $50,000 + $15,000 – {(50,000 + $15,000) * $5,000/$70,000]
	=	max [$75,000, $60,357]
	=	$75,000
The Death Benefit therefore is $92,857.
Examples of Highest Daily Value Death Benefit Calculation
The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000
The Death Benefit therefore is $80,000.
Example with death after Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Daily Value	=	$80,000 + $15,000 – [($80,000 + $15,000) * $5,000/$70,000]
	=	$80,000 + $15,000 – $6,786
	=	$88,214

Basic Death Benefit	=	max [$75,000, ($50,000 + $15,000) – {($50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000
The Death Benefit therefore is $88,214.

APPENDIX C – FORMULA UNDER TRUEINCOME – HIGHEST DAILY
We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome – Highest Daily, we will not alter the formula that applies to your contract.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the TrueIncome – Highest Daily (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪
a – the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table “a” factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

▪
Q – age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

▪	V – the total value of all Permitted Sub-accounts in the annuity.

▪	F – the total value of all Benefit Fixed Rate Account allocations.

▪
I – the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

▪	T – the amount of a transfer into or out of the Benefit Fixed Rate Account.

▪	I – annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
Transfer Calculation:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – F) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

▪	If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – F – V * Ct]/(1-C t))}	T > 0, Money moving from the Permitted Sub-accounts to the Benefit Fixed Rate Account
T	=	{Min(F, [L – F – V * Ct]/(1-C t))}	T < 0, Money moving from the Benefit Fixed Rate Account to the Permitted Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub-accounts and the value drops to $92,300 during year one, end of day one. A table of values for “a” appears below.
Target Value Calculation:

L	=	I * Q * a
	=	5000.67 * 1 * 15.34
	=	76,710.28
Target Ratio:

r	=	(L – F) / V
	=	(76,710.28 – 0)/92,300.00
	=	83.11%
Since r > Cu ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T	=	{ Min ( V, [L – F – V * Ct]/( 1 – Ct))}
	=	{ Min ( 92,300.00, [ 76,710.28 – 0 – 92,300.00 * 0.80]/(1 – 0.80))}
	=	{ Min ( 92,300.00, 14,351.40 )}
	=	14,351.40
FORMULA FOR CONTRACTS WITH 90% CAP FEATURE
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
If you elect this feature, the following replaces the “Transfer Calculation” above.
Transfer Calculation:
The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:
On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:
If (F / (V + F) > .90) then

T	=	F – (V + F) * .90
If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the Permitted Sub-accounts, and no additional transfer calculations are performed on the effective date.
On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) < = .90), the following asset transfer calculation is performed

Target Ratio r	=	(L – F) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

▪	If r < Cl and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (V + F)) – F), [L – F – V * Ct] / (1 – Ct))	Money is transferred from the elected Permitted Sub-accounts to Benefit Fixed Rate Account
T	=	Min(F, – [L – F – V * Ct] / (1 – Ct)),	Money is transferred from the Benefit Fixed Rate Account to the Permitted Sub-accounts.

Age 65 “a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

APPENDIX D – FORMULA UNDER TRUEACCUMULATION – HIGHEST DAILY
FORMULA FOR ELECTIONS OF TRUEACCUMULATION – HIGHEST DAILY (INCLUDING TRUEACCUMULATION – HIGHEST DAILY WITH THE 90% CAP FEATURE) MADE PRIOR TO AUGUST 3, 2010
Formula Under TrueAccumulation – Highest Daily:
The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + di)^( Ni/365).
Next the formula calculates the following formula ratio:

r	=	(L – B) / V.
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu.
The transfer amount is calculated by the following formula:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE – TRUEACCUMULATION – HIGHEST DAILY
The following are the terms and definitions referenced in the transfer calculation formula:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	C l is the lower target value. Currently, it is 79%.

▪	C t is the middle target value. Currently, it is 82%.

▪	C u is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	G i is the guarantee amount

▪	N i is the number of days until the maturity date

▪
d i is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation
The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

If (B / (V + B) > .90), then
T	=	[(V + B) * .90]
If T as described above is greater than $0, then that amount (“T”) is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.
On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX(L i ), where L i = G i / (1 + d i )^(Ni/365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / V
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the “90% cap rule”). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > C u, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (V + B)) – B), [L – B – V * C t ] / (1 – C t ))}
If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < C l and B > 0.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * C t ] / (1 – C t ))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.
FORMULA FOR ELECTIONS OF TRUEACCUMULATION – HIGHEST DAILY WITH 90% CAP FEATURE ON OR AFTER AUGUST 3, 2010, SUBJECT TO STATE APPROVAL.
The operation of the formula is the same as for elections of TrueAccumulation – Highest Daily with 90% cap feature prior to August 3, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ci is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L	=	MAX (L i), where L i = G i / (1 + d i )^(Ni/365) .
Where:

▪	G i is the value of the Guarantee Amount or the Projected Future Guarantee

▪	N i is the number of days until the end of the Guarantee Period

▪
d i is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r	=	(L – B) / (V V + V F ).
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > C u and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.
The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0,(.90 * (V V + V F + B)) - B), [L - B – (V V + V F ) * C t ] / (1 – C t ))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r 0.
The transfer amount is calculated by the following formula:

T	=	{Min (B, - [L – B - (V V + V F ) * C t ] / (1 – C t ))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

APPENDIX E – FORMULA UNDER TRUEINCOME – HIGHEST DAILY 7 AND TRUEINCOME –
SPOUSAL HIGHEST DAILY 7
1. Formula for Contracts
Without Election of 90% Cap Feature
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the TrueIncome – Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current Valuation day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	V – the total value of all Permitted Sub-accounts in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value on the date of calculation.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))},	Money is transferred from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))},	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the Permitted Sub-accounts

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

2. Formula for Contracts with 90% Cap Feature.
See above for the Terms and Definitions Referenced in the Calculation Formula.
If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome – Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.
Target Value Calculation:
On each Valuation Day, a target value (L) is calculated, according to the following formula.

L	=	0.05 * P * a
Transfer Calculation:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (V + B) > .90) then
T	=	B – [(V + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L—B)/V

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (V+ B)) – B), [L – B – V * Ct] / (1—Ct))	Money is transferred from the elected Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min (B, -[L—B—V * Ct] / (1—Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX F – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.

Jurisdiction	Special Provisions
Florida	The earliest Annuity Date is one year from the Issue Date.
Illinois	The earliest Annuity Date is one year from the Issue Date.
Massachusetts
If your Annuity is issued in Massachusetts after January 1, 2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).
Medically Related Surrenders are not available.
Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.

Minnesota	CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1% Purchase Payments limited to those received before first annuity anniversary on L-Share.
Montana
If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).

New Jersey	Total Aggregate Purchase Payments may not exceed $5,000,000
Oregon	Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.
Texas	Minimum Annuity Payments are $20.
Washington
CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
If your Annuity is issued in Washington, and you elect TrueIncome – Highest Daily, or any version of TrueIncome – Highest Daily 7, the Guaranteed Minimum Account Value Credit otherwise available on these optional benefits is not available.
Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
The Combination 5% Roll-Up and HAV Death Benefit is not available for election.
Minimum Annuity Payments are $20.

F-1

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

ACCESSPROS

STATEMENT OF ADDITIONAL INFORMATION
April 29, 2019
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY
Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated April 29, 2019. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.
This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.
We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.
We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE ANNUITIES
The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
COMPANY
Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062-7127.
On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.
PRINCIPAL UNDERWRITER
We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, LLC ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:
Allstate Distributors, LLC Commission Income

Fiscal Year Ended	Commission Income
2018	$0
2017	$0
2016	$0
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other

2

fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.
GENERAL MATTERS
Safekeeping of the Separate Account's Assets
We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
Premium Taxes
Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
Tax Reserves
We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.
Cyber Security Risk
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

3

EXPERTS
The financial statements included in this Prospectus and the related financial statement schedules included elsewhere in this Registration Statement of Allstate Life Insurance Company, and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

▪
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and related consolidated financial statement schedules, and

▪
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2018 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

4

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueAccumulation Highest Daily (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.01262	$8.59177	187,189
01/01/2010 to 12/31/2010	$8.59177	$9.47734	186,399
01/01/2011 to 12/31/2011	$9.47734	$9.08903	147,297
01/01/2012 to 12/31/2012	$9.08903	$10.07962	153,876
01/01/2013 to 12/31/2013	$10.07962	$10.92096	148,083
01/01/2014 to 12/31/2014	$10.92096	$11.17019	135,662
01/01/2015 to 12/31/2015	$11.17019	$10.65064	104,832
01/01/2016 to 12/31/2016	$10.65064	$11.15806	94,015
01/01/2017 to 12/31/2017	$11.15806	$12.37679	97,229
01/01/2018 to 12/31/2018	$12.37679	$11.20070	54,700
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.25618	$9.02187	87,449
01/01/2010 to 12/31/2010	$9.02187	$10.10658	89,278
01/01/2011 to 12/31/2011	$10.10658	$9.96839	71,572
01/01/2012 to 12/31/2012	$9.96839	$11.16110	81,883
01/01/2013 to 12/31/2013	$11.16110	$12.81651	61,531
01/01/2014 to 12/31/2014	$12.81651	$13.39806	58,386
01/01/2015 to 12/31/2015	$13.39806	$13.30583	55,323
01/01/2016 to 12/31/2016	$13.30583	$14.04089	54,982
01/01/2017 to 12/31/2017	$14.04089	$16.17511	48,763
01/01/2018 to 12/31/2018	$16.17511	$14.99651	43,322
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99877	$11.65095	0
01/01/2014 to 12/31/2014	$11.65095	$12.99022	0
01/01/2015 to 12/31/2015	$12.99022	$13.01895	0
01/01/2016 to 12/31/2016	$13.01895	$14.19943	0
01/01/2017 to 12/31/2017	$14.19943	$17.08655	0
01/01/2018 to 12/31/2018	$17.08655	$15.46317	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.34190	$8.91844	262,922
01/01/2010 to 12/31/2010	$8.91844	$9.86838	265,893
01/01/2011 to 12/31/2011	$9.86838	$9.60432	219,493
01/01/2012 to 12/31/2012	$9.60432	$10.64244	200,410
01/01/2013 to 12/31/2013	$10.64244	$12.33540	158,018
01/01/2014 to 12/31/2014	$12.33540	$12.94545	150,497
01/01/2015 to 12/31/2015	$12.94545	$12.81451	135,859
01/01/2016 to 12/31/2016	$12.81451	$13.42036	119,413
01/01/2017 to 12/31/2017	$13.42036	$15.19314	109,877
01/01/2018 to 12/31/2018	$15.19314	$14.22853	97,968
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99877	$9.17759	0
01/01/2012 to 12/31/2012	$9.17759	$10.11726	0
01/01/2013 to 12/31/2013	$10.11726	$11.04930	0
01/01/2014 to 12/31/2014	$11.04930	$11.41868	0
01/01/2015 to 12/31/2015	$11.41868	$10.91210	0
01/01/2016 to 12/31/2016	$10.91210	$11.49924	0
01/01/2017 to 12/31/2017	$11.49924	$12.75831	0
01/01/2018 to 12/31/2018	$12.75831	$11.90505	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.31309	$11.19983	5,110
01/01/2010 to 12/31/2010	$11.19983	$11.46443	2,532
01/01/2011 to 12/31/2011	$11.46443	$11.54901	1,923
01/01/2012 to 12/31/2012	$11.54901	$11.91219	1,320
01/01/2013 to 12/31/2013	$11.91219	$11.48080	431
01/01/2014 to 12/31/2014	$11.48080	$11.29984	0
01/01/2015 to 12/31/2015	$11.29984	$11.18649	0
01/01/2016 to 12/31/2016	$11.18649	$11.20143	0
01/01/2017 to 12/31/2017	$11.20143	$11.22410	0
01/01/2018 to 12/31/2018	$11.22410	$11.13950	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.21996	$11.73265	8,123
01/01/2010 to 12/31/2010	$11.73265	$12.45111	7,252
01/01/2011 to 12/31/2011	$12.45111	$12.65692	7,159
01/01/2012 to 12/31/2012	$12.65692	$13.63177	4,925
01/01/2013 to 12/31/2013	$13.63177	$13.18325	1,557
01/01/2014 to 12/31/2014	$13.18325	$13.53775	1,565
01/01/2015 to 12/31/2015	$13.53775	$13.05621	1,447
01/01/2016 to 12/31/2016	$13.05621	$13.40721	949
01/01/2017 to 12/31/2017	$13.40721	$13.78551	692
01/01/2018 to 12/31/2018	$13.78551	$13.49076	632
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.19193	$11.28481	83,720
01/01/2010 to 12/31/2010	$11.28481	$12.36141	64,840
01/01/2011 to 12/31/2011	$12.36141	$13.83249	51,791
01/01/2012 to 12/31/2012	$13.83249	$14.40649	40,497
01/01/2013 to 12/31/2013	$14.40649	$13.74720	38,242
01/01/2014 to 12/31/2014	$13.74720	$13.90431	28,348
01/01/2015 to 12/31/2015	$13.90431	$13.80953	26,964
01/01/2016 to 12/31/2016	$13.80953	$13.82444	26,312
01/01/2017 to 12/31/2017	$13.82444	$13.71783	21,776
01/01/2018 to 12/31/2018	$13.71783	$13.61592	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.24934	$11.13879	13,014
01/01/2010 to 12/31/2010	$11.13879	$12.22071	18,012
01/01/2011 to 12/31/2011	$12.22071	$13.96321	4,104
01/01/2012 to 12/31/2012	$13.96321	$14.56229	4,101
01/01/2013 to 12/31/2013	$14.56229	$13.65365	4,099
01/01/2014 to 12/31/2014	$13.65365	$14.02517	4,096
01/01/2015 to 12/31/2015	$14.02517	$13.96559	4,094
01/01/2016 to 12/31/2016	$13.96559	$13.95828	4,091
01/01/2017 to 12/31/2017	$13.95828	$13.85668	4,089
01/01/2018 to 12/31/2018	$13.85668	$13.72775	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99918	$8.81752	265
01/01/2010 to 12/31/2010	$8.81752	$9.71599	30,900
01/01/2011 to 12/31/2011	$9.71599	$11.35996	3,895
01/01/2012 to 12/31/2012	$11.35996	$11.89885	0
01/01/2013 to 12/31/2013	$11.89885	$10.95895	0
01/01/2014 to 12/31/2014	$10.95895	$11.46173	0
01/01/2015 to 12/31/2015	$11.46173	$11.46452	0
01/01/2016 to 12/31/2016	$11.46452	$11.51624	0
01/01/2017 to 12/31/2017	$11.51624	$11.44676	0
01/01/2018 to 12/31/2018	$11.44676	$11.30940	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99837	$11.04410	21,836
01/01/2011 to 12/31/2011	$11.04410	$13.08959	19,162
01/01/2012 to 12/31/2012	$13.08959	$13.77171	11,467
01/01/2013 to 12/31/2013	$13.77171	$12.61810	0
01/01/2014 to 12/31/2014	$12.61810	$13.38618	0
01/01/2015 to 12/31/2015	$13.38618	$13.42321	0
01/01/2016 to 12/31/2016	$13.42321	$13.49392	0
01/01/2017 to 12/31/2017	$13.49392	$13.50474	0
01/01/2018 to 12/31/2018	$13.50474	$13.31269	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99877	$12.05950	39,454
01/01/2012 to 12/31/2012	$12.05950	$12.57551	29,209
01/01/2013 to 12/31/2013	$12.57551	$11.18201	0
01/01/2014 to 12/31/2014	$11.18201	$12.15878	0
01/01/2015 to 12/31/2015	$12.15878	$12.22988	0
01/01/2016 to 12/31/2016	$12.22988	$12.26925	0
01/01/2017 to 12/31/2017	$12.26925	$12.27773	0
01/01/2018 to 12/31/2018	$12.27773	$12.07719	20,013
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99837	$10.43300	18,361
01/01/2013 to 12/31/2013	$10.43300	$9.23021	100,934
01/01/2014 to 12/31/2014	$9.23021	$10.24113	39,665
01/01/2015 to 12/31/2015	$10.24113	$10.36280	5,457
01/01/2016 to 12/31/2016	$10.36280	$10.40475	5,450
01/01/2017 to 12/31/2017	$10.40475	$10.42489	5,444
01/01/2018 to 12/31/2018	$10.42489	$10.24274	11,365
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99918	$8.77803	15,828
01/01/2014 to 12/31/2014	$8.77803	$9.91007	34,598
01/01/2015 to 12/31/2015	$9.91007	$10.04075	7,939
01/01/2016 to 12/31/2016	$10.04075	$10.08100	7,935
01/01/2017 to 12/31/2017	$10.08100	$10.09932	4,960
01/01/2018 to 12/31/2018	$10.09932	$9.88501	4,956
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99918	$11.33974	3,048
01/01/2015 to 12/31/2015	$11.33974	$11.39515	70,676
01/01/2016 to 12/31/2016	$11.39515	$11.50428	0
01/01/2017 to 12/31/2017	$11.50428	$11.54178	0
01/01/2018 to 12/31/2018	$11.54178	$11.28645	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99918	$9.97021	4,667
01/01/2016 to 12/31/2016	$9.97021	$10.02684	48,318
01/01/2017 to 12/31/2017	$10.02684	$10.11801	35,751
01/01/2018 to 12/31/2018	$10.11801	$9.86380	43,830
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99837	$9.91157	21,273
01/01/2017 to 12/31/2017	$9.91157	$10.02746	1,436
01/01/2018 to 12/31/2018	$10.02746	$9.75402	1,745
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99837	$10.06924	0
01/01/2018 to 12/31/2018	$10.06924	$9.71561	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99837	$9.69360	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.68349	$8.25251	73,436
01/01/2010 to 12/31/2010	$8.25251	$9.21780	86,935
01/01/2011 to 12/31/2011	$9.21780	$8.86123	68,751
01/01/2012 to 12/31/2012	$8.86123	$9.92793	162,870
01/01/2013 to 12/31/2013	$9.92793	$11.99941	138,546
01/01/2014 to 12/31/2014	$11.99941	$12.64870	104,956
01/01/2015 to 12/31/2015	$12.64870	$12.52807	97,298
01/01/2016 to 12/31/2016	$12.52807	$13.18679	26,561
01/01/2017 to 12/31/2017	$13.18679	$15.31640	25,474
01/01/2018 to 12/31/2018	$15.31640	$14.15035	22,080
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99877	$11.68020	0
01/01/2014 to 12/31/2014	$11.68020	$13.07348	0
01/01/2015 to 12/31/2015	$13.07348	$12.41999	0
01/01/2016 to 12/31/2016	$12.41999	$14.05909	0
01/01/2017 to 12/31/2017	$14.05909	$16.40083	0
01/01/2018 to 12/31/2018	$16.40083	$15.38686	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.99858	$7.79678	74
01/01/2010 to 12/31/2010	$7.79678	$9.88521	41
01/01/2011 to 12/31/2011	$9.88521	$10.38099	29
01/01/2012 to 12/31/2012	$10.38099	$11.79684	27
01/01/2013 to 12/31/2013	$11.79684	$11.98644	11
01/01/2014 to 12/31/2014	$11.98644	$15.45969	28
01/01/2015 to 12/31/2015	$15.45969	$15.96866	12
01/01/2016 to 12/31/2016	$15.96866	$16.49035	8
01/01/2017 to 12/31/2017	$16.49035	$17.26163	18
01/01/2018 to 12/31/2018	$17.26163	$16.19620	11
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.73586	$8.21894	104,418
01/01/2010 to 12/31/2010	$8.21894	$9.26045	118,477
01/01/2011 to 12/31/2011	$9.26045	$8.98642	84,603
01/01/2012 to 12/31/2012	$8.98642	$9.79475	80,367
01/01/2013 to 12/31/2013	$9.79475	$11.07416	42,102
01/01/2014 to 12/31/2014	$11.07416	$11.25413	46,918
01/01/2015 to 12/31/2015	$11.25413	$11.19733	39,569
01/01/2016 to 12/31/2016	$11.19733	$11.50113	29,070
01/01/2017 to 12/31/2017	$11.50113	$13.19790	20,391
01/01/2018 to 12/31/2018	$13.19790	$11.99458	14,229
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11840	$8.14369	0
01/01/2010 to 12/31/2010	$8.14369	$9.64393	0
01/01/2011 to 12/31/2011	$9.64393	$9.02266	0
01/01/2012 to 12/31/2012	$9.02266	$11.27157	0
01/01/2013 to 12/31/2013	$11.27157	$11.58747	0
01/01/2014 to 12/31/2014	$11.58747	$13.00544	0
01/01/2015 to 12/31/2015	$13.00544	$12.80149	0
01/01/2016 to 12/31/2016	$12.80149	$12.72535	0
01/01/2017 to 12/31/2017	$12.72535	$13.90223	0
01/01/2018 to 12/31/2018	$13.90223	$13.05040	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.96882	$7.00895	1,864
01/01/2010 to 12/31/2010	$7.00895	$7.79506	1,863
01/01/2011 to 12/31/2011	$7.79506	$7.25601	1,862
01/01/2012 to 12/31/2012	$7.25601	$8.55437	235
01/01/2013 to 12/31/2013	$8.55437	$11.25466	234
01/01/2014 to 12/31/2014	$11.25466	$12.54426	234
01/01/2015 to 12/31/2015	$12.54426	$11.78752	710
01/01/2016 to 12/31/2016	$11.78752	$12.95383	234
01/01/2017 to 12/31/2017	$12.95383	$14.00657	0
01/01/2018 to 12/31/2018	$14.00657	$12.62156	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.08671	$9.42044	1,541
01/01/2010 to 12/31/2010	$9.42044	$11.12114	1,540
01/01/2011 to 12/31/2011	$11.12114	$10.63058	1,539
01/01/2012 to 12/31/2012	$10.63058	$12.52721	509
01/01/2013 to 12/31/2013	$12.52721	$16.31485	509
01/01/2014 to 12/31/2014	$16.31485	$17.92625	496
01/01/2015 to 12/31/2015	$17.92625	$16.65690	518
01/01/2016 to 12/31/2016	$16.65690	$16.68085	31
01/01/2017 to 12/31/2017	$16.68085	$20.88690	69
01/01/2018 to 12/31/2018	$20.88690	$19.68132	43
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.62472	$9.26843	25,884
01/01/2010 to 12/31/2010	$9.26843	$10.19024	25,837
01/01/2011 to 12/31/2011	$10.19024	$9.98865	20,411
01/01/2012 to 12/31/2012	$9.98865	$10.83739	22,745
01/01/2013 to 12/31/2013	$10.83739	$11.72552	21,784
01/01/2014 to 12/31/2014	$11.72552	$12.01882	17,962
01/01/2015 to 12/31/2015	$12.01882	$11.73327	16,160
01/01/2016 to 12/31/2016	$11.73327	$12.16749	1,333
01/01/2017 to 12/31/2017	$12.16749	$13.46033	1,556
01/01/2018 to 12/31/2018	$13.46033	$12.32418	1,081
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.64560	$9.55478	0
01/01/2010 to 12/31/2010	$9.55478	$11.93314	0
01/01/2011 to 12/31/2011	$11.93314	$11.90982	0
01/01/2012 to 12/31/2012	$11.90982	$13.57433	0
01/01/2013 to 12/31/2013	$13.57433	$18.56396	0
01/01/2014 to 12/31/2014	$18.56396	$19.60572	0
01/01/2015 to 12/31/2015	$19.60572	$18.25439	0
01/01/2016 to 12/31/2016	$18.25439	$22.35731	0
01/01/2017 to 12/31/2017	$22.35731	$24.71200	0
01/01/2018 to 12/31/2018	$24.71200	$20.92035	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.23870	$10.11181	18,836
01/01/2010 to 12/31/2010	$10.11181	$9.96478	17,831
01/01/2011 to 12/31/2011	$9.96478	$9.81941	10,742
01/01/2012 to 12/31/2012	$9.81941	$9.67476	15,859
01/01/2013 to 12/31/2013	$9.67476	$9.53197	2,017
01/01/2014 to 12/31/2014	$9.53197	$9.39068	519
01/01/2015 to 12/31/2015	$9.39068	$9.25182	519
01/01/2016 to 12/31/2016	$9.25182	$9.11538	0
01/01/2017 to 12/31/2017	$9.11538	$9.01150	2,489
01/01/2018 to 12/31/2018	$9.01150	$8.99291	2,485

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.72692	$10.31917	64
01/01/2010 to 12/31/2010	$10.31917	$11.53876	3,579
01/01/2011 to 12/31/2011	$11.53876	$11.72900	596
01/01/2012 to 12/31/2012	$11.72900	$13.15845	1,729
01/01/2013 to 12/31/2013	$13.15845	$13.89463	520
01/01/2014 to 12/31/2014	$13.89463	$14.03918	228
01/01/2015 to 12/31/2015	$14.03918	$13.33853	239
01/01/2016 to 12/31/2016	$13.33853	$15.16490	0
01/01/2017 to 12/31/2017	$15.16490	$16.05729	0
01/01/2018 to 12/31/2018	$16.05729	$15.50415	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.51560	$6.49008	1,076
01/01/2010 to 12/31/2010	$6.49008	$7.23545	0
01/01/2011 to 12/31/2011	$7.23545	$6.83026	0
01/01/2012 to 12/31/2012	$6.83026	$7.86539	0
01/01/2013 to 12/31/2013	$7.86539	$10.83787	0
01/01/2014 to 12/31/2014	$10.83787	$12.14522	0
01/01/2015 to 12/31/2015	$12.14522	$11.02793	0
01/01/2016 to 12/31/2016	$11.02793	$13.02562	0
01/01/2017 to 12/31/2017	$13.02562	$15.29636	0
01/01/2018 to 12/31/2018	$15.29636	$12.93621	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.43245	$7.24079	2,024
01/01/2010 to 12/31/2010	$7.24079	$8.16782	922
01/01/2011 to 12/31/2011	$8.16782	$7.00698	1,081
01/01/2012 to 12/31/2012	$7.00698	$8.30903	1,080
01/01/2013 to 12/31/2013	$8.30903	$9.74610	433
01/01/2014 to 12/31/2014	$9.74610	$9.07139	555
01/01/2015 to 12/31/2015	$9.07139	$9.21854	464
01/01/2016 to 12/31/2016	$9.21854	$8.73920	334
01/01/2017 to 12/31/2017	$8.73920	$11.66052	261
01/01/2018 to 12/31/2018	$11.66052	$9.95569	151
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.78239	$7.43422	3,396
01/01/2010 to 12/31/2010	$7.43422	$8.13590	3,363
01/01/2011 to 12/31/2011	$8.13590	$7.00972	3,325
01/01/2012 to 12/31/2012	$7.00972	$8.05757	2,230
01/01/2013 to 12/31/2013	$8.05757	$9.48379	1,712
01/01/2014 to 12/31/2014	$9.48379	$8.71706	1,656
01/01/2015 to 12/31/2015	$8.71706	$8.65826	1,583
01/01/2016 to 12/31/2016	$8.65826	$8.57996	1,048
01/01/2017 to 12/31/2017	$8.57996	$10.38170	785
01/01/2018 to 12/31/2018	$10.38170	$8.57694	744
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.80279	$11.84594	328,433
01/01/2010 to 12/31/2010	$11.84594	$12.93232	101,468
01/01/2011 to 12/31/2011	$12.93232	$14.32686	448,387
01/01/2012 to 12/31/2012	$14.32686	$15.44158	199,278
01/01/2013 to 12/31/2013	$15.44158	$14.72895	109,164
01/01/2014 to 12/31/2014	$14.72895	$15.48757	82,470
01/01/2015 to 12/31/2015	$15.48757	$15.43729	139,421
01/01/2016 to 12/31/2016	$15.43729	$15.84868	118,995
01/01/2017 to 12/31/2017	$15.84868	$16.28806	61,556
01/01/2018 to 12/31/2018	$16.28806	$16.00290	188,765

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.14807	$8.92034	1,477
01/01/2010 to 12/31/2010	$8.92034	$10.00264	1,591
01/01/2011 to 12/31/2011	$10.00264	$9.79869	1,069
01/01/2012 to 12/31/2012	$9.79869	$10.96477	1,165
01/01/2013 to 12/31/2013	$10.96477	$12.56131	1,453
01/01/2014 to 12/31/2014	$12.56131	$13.16311	1,408
01/01/2015 to 12/31/2015	$13.16311	$12.83238	1,314
01/01/2016 to 12/31/2016	$12.83238	$13.30234	1,157
01/01/2017 to 12/31/2017	$13.30234	$15.32813	1,123
01/01/2018 to 12/31/2018	$15.32813	$13.98690	835
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.97843	$8.00343	1,078
01/01/2010 to 12/31/2010	$8.00343	$8.45042	525
01/01/2011 to 12/31/2011	$8.45042	$7.56372	525
01/01/2012 to 12/31/2012	$7.56372	$9.08428	0
01/01/2013 to 12/31/2013	$9.08428	$10.32466	0
01/01/2014 to 12/31/2014	$10.32466	$9.52441	0
01/01/2015 to 12/31/2015	$9.52441	$9.12122	0
01/01/2016 to 12/31/2016	$9.12122	$9.16008	0
01/01/2017 to 12/31/2017	$9.16008	$11.69916	0
01/01/2018 to 12/31/2018	$11.69916	$9.51171	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.87406	$9.46570	91,064
01/01/2010 to 12/31/2010	$9.46570	$10.00817	93,903
01/01/2011 to 12/31/2011	$10.00817	$9.88321	71,276
01/01/2012 to 12/31/2012	$9.88321	$10.78047	55,417
01/01/2013 to 12/31/2013	$10.78047	$11.79272	43,551
01/01/2014 to 12/31/2014	$11.79272	$12.25122	42,101
01/01/2015 to 12/31/2015	$12.25122	$12.04791	38,022
01/01/2016 to 12/31/2016	$12.04791	$12.32561	31,628
01/01/2017 to 12/31/2017	$12.32561	$13.61813	23,414
01/01/2018 to 12/31/2018	$13.61813	$12.72781	20,628
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08416	$10.29292	0
01/01/2010 to 12/31/2010	$10.29292	$11.28818	0
01/01/2011 to 12/31/2011	$11.28818	$11.19497	0
01/01/2012 to 12/31/2012	$11.19497	$12.70410	0
01/01/2013 to 12/31/2013	$12.70410	$17.08368	0
01/01/2014 to 12/31/2014	$17.08368	$18.43045	0
01/01/2015 to 12/31/2015	$18.43045	$20.08864	0
01/01/2016 to 12/31/2016	$20.08864	$19.50208	0
01/01/2017 to 12/31/2017	$19.50208	$26.09858	0
01/01/2018 to 12/31/2018	$26.09858	$25.29597	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.01404	$7.68834	3,601
01/01/2010 to 12/31/2010	$7.68834	$9.07069	3,538
01/01/2011 to 12/31/2011	$9.07069	$8.85498	3,466
01/01/2012 to 12/31/2012	$8.85498	$9.79386	2,369
01/01/2013 to 12/31/2013	$9.79386	$13.18144	2,579
01/01/2014 to 12/31/2014	$13.18144	$14.36158	2,945
01/01/2015 to 12/31/2015	$14.36158	$15.57412	2,811
01/01/2016 to 12/31/2016	$15.57412	$16.19971	1,780
01/01/2017 to 12/31/2017	$16.19971	$21.22588	1,492
01/01/2018 to 12/31/2018	$21.22588	$20.34798	1,413

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.79032	$8.79760	1,037
01/01/2010 to 12/31/2010	$8.79760	$9.71160	1,036
01/01/2011 to 12/31/2011	$9.71160	$9.26842	1,036
01/01/2012 to 12/31/2012	$9.26842	$11.23837	520
01/01/2013 to 12/31/2013	$11.23837	$14.13179	520
01/01/2014 to 12/31/2014	$14.13179	$14.42811	507
01/01/2015 to 12/31/2015	$14.42811	$14.00631	477
01/01/2016 to 12/31/2016	$14.00631	$14.78079	0
01/01/2017 to 12/31/2017	$14.78079	$18.03440	0
01/01/2018 to 12/31/2018	$18.03440	$16.06890	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.76122	$8.28013	0
01/01/2010 to 12/31/2010	$8.28013	$9.20054	0
01/01/2011 to 12/31/2011	$9.20054	$9.01074	0
01/01/2012 to 12/31/2012	$9.01074	$10.39385	0
01/01/2013 to 12/31/2013	$10.39385	$13.99889	0
01/01/2014 to 12/31/2014	$13.99889	$14.99296	0
01/01/2015 to 12/31/2015	$14.99296	$15.83895	0
01/01/2016 to 12/31/2016	$15.83895	$15.90326	0
01/01/2017 to 12/31/2017	$15.90326	$20.47994	0
01/01/2018 to 12/31/2018	$20.47994	$20.60895	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99878	$10.20336	0
01/01/2013 to 12/31/2013	$10.20336	$13.52099	0
01/01/2014 to 12/31/2014	$13.52099	$14.68193	0
01/01/2015 to 12/31/2015	$14.68193	$14.36000	0
01/01/2016 to 12/31/2016	$14.36000	$16.05023	0
01/01/2017 to 12/31/2017	$16.05023	$18.55525	0
01/01/2018 to 12/31/2018	$18.55525	$16.42380	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.70783	$7.90899	1,538
01/01/2010 to 12/31/2010	$7.90899	$9.61810	1,452
01/01/2011 to 12/31/2011	$9.61810	$9.24058	1,422
01/01/2012 to 12/31/2012	$9.24058	$10.66287	346
01/01/2013 to 12/31/2013	$10.66287	$14.91804	274
01/01/2014 to 12/31/2014	$14.91804	$16.79171	328
01/01/2015 to 12/31/2015	$16.79171	$15.61067	275
01/01/2016 to 12/31/2016	$15.61067	$18.18381	251
01/01/2017 to 12/31/2017	$18.18381	$20.38578	74
01/01/2018 to 12/31/2018	$20.38578	$16.78020	49
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.33580	533
01/01/2013 to 12/31/2013	$10.33580	$12.10896	285
01/01/2014 to 12/31/2014	$12.10896	$12.54281	449
01/01/2015 to 12/31/2015	$12.54281	$12.20378	319
01/01/2016 to 12/31/2016	$12.20378	$12.54321	152
01/01/2017 to 12/31/2017	$12.54321	$14.39611	342
01/01/2018 to 12/31/2018	$14.39611	$13.00832	203

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57836	$9.15131	2,177
01/01/2010 to 12/31/2010	$9.15131	$11.02373	949
01/01/2011 to 12/31/2011	$11.02373	$8.65913	832
01/01/2012 to 12/31/2012	$8.65913	$10.06026	0
01/01/2013 to 12/31/2013	$10.06026	$9.93349	0
01/01/2014 to 12/31/2014	$9.93349	$9.32822	0
01/01/2015 to 12/31/2015	$9.32822	$7.65288	0
01/01/2016 to 12/31/2016	$7.65288	$8.47183	0
01/01/2017 to 12/31/2017	$8.47183	$10.54839	0
01/01/2018 to 12/31/2018	$10.54839	$8.93172	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.33099	$9.85231	261,340
01/01/2010 to 12/31/2010	$9.85231	$10.73264	248,407
01/01/2011 to 12/31/2011	$10.73264	$10.67932	221,353
01/01/2012 to 12/31/2012	$10.67932	$11.61253	171,439
01/01/2013 to 12/31/2013	$11.61253	$12.49455	133,092
01/01/2014 to 12/31/2014	$12.49455	$13.02060	110,838
01/01/2015 to 12/31/2015	$13.02060	$12.84633	103,374
01/01/2016 to 12/31/2016	$12.84633	$13.35585	88,218
01/01/2017 to 12/31/2017	$13.35585	$14.49171	86,570
01/01/2018 to 12/31/2018	$14.49171	$13.87066	46,367
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01869	$10.07365	0
01/01/2012 to 12/31/2012	$10.07365	$10.63000	0
01/01/2013 to 12/31/2013	$10.63000	$10.23047	0
01/01/2014 to 12/31/2014	$10.23047	$10.68997	0
01/01/2015 to 12/31/2015	$10.68997	$10.50365	0
01/01/2016 to 12/31/2016	$10.50365	$10.78404	0
01/01/2017 to 12/31/2017	$10.78404	$11.22732	0
01/01/2018 to 12/31/2018	$11.22732	$10.97029	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.17596	$7.66499	594,318
01/01/2010 to 12/31/2010	$7.66499	$8.98792	843,988
01/01/2011 to 12/31/2011	$8.98792	$8.30480	416,597
01/01/2012 to 12/31/2012	$8.30480	$9.23898	541,334
01/01/2013 to 12/31/2013	$9.23898	$10.65198	554,714
01/01/2014 to 12/31/2014	$10.65198	$11.45954	553,437
01/01/2015 to 12/31/2015	$11.45954	$11.22072	497,998
01/01/2016 to 12/31/2016	$11.22072	$12.17093	480,254
01/01/2017 to 12/31/2017	$12.17093	$13.92144	550,357
01/01/2018 to 12/31/2018	$13.92144	$12.67261	387,077
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99877	$11.69061	0
01/01/2014 to 12/31/2014	$11.69061	$13.27320	0
01/01/2015 to 12/31/2015	$13.27320	$13.27854	0
01/01/2016 to 12/31/2016	$13.27854	$14.50246	0
01/01/2017 to 12/31/2017	$14.50246	$17.34776	0
01/01/2018 to 12/31/2018	$17.34776	$15.86743	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.89074	$7.07001	570
01/01/2010 to 12/31/2010	$7.07001	$8.01363	569
01/01/2011 to 12/31/2011	$8.01363	$8.16814	569
01/01/2012 to 12/31/2012	$8.16814	$9.56031	568
01/01/2013 to 12/31/2013	$9.56031	$12.47309	568
01/01/2014 to 12/31/2014	$12.47309	$14.40373	554
01/01/2015 to 12/31/2015	$14.40373	$14.62749	521
01/01/2016 to 12/31/2016	$14.62749	$16.55094	0
01/01/2017 to 12/31/2017	$16.55094	$19.93496	0
01/01/2018 to 12/31/2018	$19.93496	$18.02470	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99877	$8.91023	0
01/01/2012 to 12/31/2012	$8.91023	$9.93326	0
01/01/2013 to 12/31/2013	$9.93326	$11.97809	0
01/01/2014 to 12/31/2014	$11.97809	$12.56798	0
01/01/2015 to 12/31/2015	$12.56798	$12.40062	0
01/01/2016 to 12/31/2016	$12.40062	$12.98987	0
01/01/2017 to 12/31/2017	$12.98987	$15.12604	0
01/01/2018 to 12/31/2018	$15.12604	$13.92822	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.35523	$8.94120	27,885
01/01/2010 to 12/31/2010	$8.94120	$9.85881	26,418
01/01/2011 to 12/31/2011	$9.85881	$9.53676	22,491
01/01/2012 to 12/31/2012	$9.53676	$10.36157	18,365
01/01/2013 to 12/31/2013	$10.36157	$11.47816	11,937
01/01/2014 to 12/31/2014	$11.47816	$11.88938	11,943
01/01/2015 to 12/31/2015	$11.88938	$11.69402	10,533
01/01/2016 to 12/31/2016	$11.69402	$12.07607	8,852
01/01/2017 to 12/31/2017	$12.07607	$13.82922	2,875
01/01/2018 to 12/31/2018	$13.82922	$12.54678	1,397
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.63081	$7.35943	621
01/01/2010 to 12/31/2010	$7.35943	$9.61033	558
01/01/2011 to 12/31/2011	$9.61033	$8.22684	1,075
01/01/2012 to 12/31/2012	$8.22684	$9.73193	418
01/01/2013 to 12/31/2013	$9.73193	$13.50098	346
01/01/2014 to 12/31/2014	$13.50098	$13.95840	399
01/01/2015 to 12/31/2015	$13.95840	$13.93543	323
01/01/2016 to 12/31/2016	$13.93543	$14.78668	37
01/01/2017 to 12/31/2017	$14.78668	$18.60242	80
01/01/2018 to 12/31/2018	$18.60242	$16.33838	50
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.32631	$8.34608	103
01/01/2010 to 12/31/2010	$8.34608	$11.21701	66
01/01/2011 to 12/31/2011	$11.21701	$10.94299	61
01/01/2012 to 12/31/2012	$10.94299	$12.09353	58
01/01/2013 to 12/31/2013	$12.09353	$16.10539	34
01/01/2014 to 12/31/2014	$16.10539	$16.47299	56
01/01/2015 to 12/31/2015	$16.47299	$16.35668	32
01/01/2016 to 12/31/2016	$16.35668	$18.06115	16
01/01/2017 to 12/31/2017	$18.06115	$22.05035	38
01/01/2018 to 12/31/2018	$22.05035	$19.89670	27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.55164	$8.19749	1,451
01/01/2010 to 12/31/2010	$8.19749	$10.17554	1,409
01/01/2011 to 12/31/2011	$10.17554	$9.42601	1,388
01/01/2012 to 12/31/2012	$9.42601	$10.97278	282
01/01/2013 to 12/31/2013	$10.97278	$14.85360	239
01/01/2014 to 12/31/2014	$14.85360	$15.40474	271
01/01/2015 to 12/31/2015	$15.40474	$14.52270	244
01/01/2016 to 12/31/2016	$14.52270	$18.48680	236
01/01/2017 to 12/31/2017	$18.48680	$19.55207	33
01/01/2018 to 12/31/2018	$19.55207	$15.97219	20
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.45021	$9.11168	64,679
01/01/2010 to 12/31/2010	$9.11168	$10.01224	65,983
01/01/2011 to 12/31/2011	$10.01224	$10.05986	60,257
01/01/2012 to 12/31/2012	$10.05986	$11.24841	61,683
01/01/2013 to 12/31/2013	$11.24841	$12.94742	55,317
01/01/2014 to 12/31/2014	$12.94742	$13.50580	53,185
01/01/2015 to 12/31/2015	$13.50580	$13.31150	55,943
01/01/2016 to 12/31/2016	$13.31150	$14.10432	48,305
01/01/2017 to 12/31/2017	$14.10432	$16.03701	43,290
01/01/2018 to 12/31/2018	$16.03701	$14.95683	27,448
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.90554	$8.92350	2,877
01/01/2010 to 12/31/2010	$8.92350	$10.18149	1,786
01/01/2011 to 12/31/2011	$10.18149	$9.86091	1,779
01/01/2012 to 12/31/2012	$9.86091	$11.42292	1,402
01/01/2013 to 12/31/2013	$11.42292	$16.20852	39
01/01/2014 to 12/31/2014	$16.20852	$17.30129	64
01/01/2015 to 12/31/2015	$17.30129	$18.67877	36
01/01/2016 to 12/31/2016	$18.67877	$18.89942	18
01/01/2017 to 12/31/2017	$18.89942	$25.67491	44
01/01/2018 to 12/31/2018	$25.67491	$26.27090	30
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.06690	$7.06845	139
01/01/2010 to 12/31/2010	$7.06845	$7.83029	104
01/01/2011 to 12/31/2011	$7.83029	$7.67662	78
01/01/2012 to 12/31/2012	$7.67662	$8.57635	80
01/01/2013 to 12/31/2013	$8.57635	$11.37535	26
01/01/2014 to 12/31/2014	$11.37535	$11.38164	68
01/01/2015 to 12/31/2015	$11.38164	$10.53328	34
01/01/2016 to 12/31/2016	$10.53328	$11.01368	26
01/01/2017 to 12/31/2017	$11.01368	$12.64728	53
01/01/2018 to 12/31/2018	$12.64728	$11.24926	31
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.74017	$8.44609	5,499
01/01/2010 to 12/31/2010	$8.44609	$10.02311	3,643
01/01/2011 to 12/31/2011	$10.02311	$8.40188	3,680
01/01/2012 to 12/31/2012	$8.40188	$8.57677	3,922
01/01/2013 to 12/31/2013	$8.57677	$9.74955	3,828
01/01/2014 to 12/31/2014	$9.74955	$8.80219	3,842
01/01/2015 to 12/31/2015	$8.80219	$7.00231	3,469
01/01/2016 to 12/31/2016	$7.00231	$8.59701	2,729
01/01/2017 to 12/31/2017	$8.59701	$9.34305	2,444
01/01/2018 to 12/31/2018	$9.34305	$7.67119	2,263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.20756	$11.27487	5,501
01/01/2010 to 12/31/2010	$11.27487	$11.74596	4,851
01/01/2011 to 12/31/2011	$11.74596	$12.04961	4,738
01/01/2012 to 12/31/2012	$12.04961	$12.49139	1,620
01/01/2013 to 12/31/2013	$12.49139	$11.84456	1,414
01/01/2014 to 12/31/2014	$11.84456	$11.73429	1,391
01/01/2015 to 12/31/2015	$11.73429	$11.02679	1,314
01/01/2016 to 12/31/2016	$11.02679	$11.33741	857
01/01/2017 to 12/31/2017	$11.33741	$11.39810	655
01/01/2018 to 12/31/2018	$11.39810	$11.45296	612
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.94845	$8.13925	1,679
01/01/2010 to 12/31/2010	$8.13925	$9.91193	1,678
01/01/2011 to 12/31/2011	$9.91193	$9.42837	1,677
01/01/2012 to 12/31/2012	$9.42837	$10.99880	546
01/01/2013 to 12/31/2013	$10.99880	$14.34856	545
01/01/2014 to 12/31/2014	$14.34856	$16.25234	532
01/01/2015 to 12/31/2015	$16.25234	$14.95363	500
01/01/2016 to 12/31/2016	$14.95363	$16.79466	0
01/01/2017 to 12/31/2017	$16.79466	$19.61285	0
01/01/2018 to 12/31/2018	$19.61285	$16.12802	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.89032	$7.45305	8,924
01/01/2010 to 12/31/2010	$7.45305	$8.41749	8,099
01/01/2011 to 12/31/2011	$8.41749	$8.00650	7,879
01/01/2012 to 12/31/2012	$8.00650	$8.75617	8,142
01/01/2013 to 12/31/2013	$8.75617	$10.39530	9,993
01/01/2014 to 12/31/2014	$10.39530	$10.80521	14,123
01/01/2015 to 12/31/2015	$10.80521	$10.57797	11,585
01/01/2016 to 12/31/2016	$10.57797	$11.10175	9,181
01/01/2017 to 12/31/2017	$11.10175	$12.42469	7,372
01/01/2018 to 12/31/2018	$12.42469	$11.62815	7,369
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32155	$10.25168	0
01/01/2010 to 12/31/2010	$10.25168	$10.88762	0
01/01/2011 to 12/31/2011	$10.88762	$11.37290	0
01/01/2012 to 12/31/2012	$11.37290	$12.08434	0
01/01/2013 to 12/31/2013	$12.08434	$11.72777	0
01/01/2014 to 12/31/2014	$11.72777	$12.38580	0
01/01/2015 to 12/31/2015	$12.38580	$12.35335	0
01/01/2016 to 12/31/2016	$12.35335	$12.79754	0
01/01/2017 to 12/31/2017	$12.79754	$13.40394	0
01/01/2018 to 12/31/2018	$13.40394	$12.90557	675
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% Roll Up and HAV Death Benefit or Highest Daily Value Death Benefit
(1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.99774	$8.56077	32,867
01/01/2010 to 12/31/2010	$8.56077	$9.42920	32,838
01/01/2011 to 12/31/2011	$9.42920	$9.02949	32,020
01/01/2012 to 12/31/2012	$9.02949	$9.99875	32,673
01/01/2013 to 12/31/2013	$9.99875	$10.81729	32,645
01/01/2014 to 12/31/2014	$10.81729	$11.04775	32,002
01/01/2015 to 12/31/2015	$11.04775	$10.51823	31,070
01/01/2016 to 12/31/2016	$10.51823	$11.00319	30,735
01/01/2017 to 12/31/2017	$11.00319	$12.18707	22,980
01/01/2018 to 12/31/2018	$12.18707	$11.01257	22,045
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.24085	$8.98942	21,894
01/01/2010 to 12/31/2010	$8.98942	$10.05547	21,809
01/01/2011 to 12/31/2011	$10.05547	$9.90327	20,262
01/01/2012 to 12/31/2012	$9.90327	$11.07180	21,212
01/01/2013 to 12/31/2013	$11.07180	$12.69517	20,076
01/01/2014 to 12/31/2014	$12.69517	$13.25161	19,112
01/01/2015 to 12/31/2015	$13.25161	$13.14088	14,030
01/01/2016 to 12/31/2016	$13.14088	$13.84640	12,934
01/01/2017 to 12/31/2017	$13.84640	$15.92767	9,212
01/01/2018 to 12/31/2018	$15.92767	$14.74512	9,015
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99865	$11.63930	0
01/01/2014 to 12/31/2014	$11.63930	$12.95807	0
01/01/2015 to 12/31/2015	$12.95807	$12.96750	0
01/01/2016 to 12/31/2016	$12.96750	$14.12261	0
01/01/2017 to 12/31/2017	$14.12261	$16.96906	0
01/01/2018 to 12/31/2018	$16.96906	$15.33401	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.32641	$8.88640	75,884
01/01/2010 to 12/31/2010	$8.88640	$9.81842	73,630
01/01/2011 to 12/31/2011	$9.81842	$9.54167	67,780
01/01/2012 to 12/31/2012	$9.54167	$10.55748	71,362
01/01/2013 to 12/31/2013	$10.55748	$12.21879	70,739
01/01/2014 to 12/31/2014	$12.21879	$12.80420	69,981
01/01/2015 to 12/31/2015	$12.80420	$12.65604	69,257
01/01/2016 to 12/31/2016	$12.65604	$13.23487	66,382
01/01/2017 to 12/31/2017	$13.23487	$14.96114	65,690
01/01/2018 to 12/31/2018	$14.96114	$13.99040	65,055
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99865	$9.16846	0
01/01/2012 to 12/31/2012	$9.16846	$10.09214	0
01/01/2013 to 12/31/2013	$10.09214	$11.00564	0
01/01/2014 to 12/31/2014	$11.00564	$11.35676	0
01/01/2015 to 12/31/2015	$11.35676	$10.83693	0
01/01/2016 to 12/31/2016	$10.83693	$11.40320	0
01/01/2017 to 12/31/2017	$11.40320	$12.63309	0
01/01/2018 to 12/31/2018	$12.63309	$11.77068	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.29137	$11.15975	522
01/01/2010 to 12/31/2010	$11.15975	$11.40633	789
01/01/2011 to 12/31/2011	$11.40633	$11.47348	788
01/01/2012 to 12/31/2012	$11.47348	$11.81651	788
01/01/2013 to 12/31/2013	$11.81651	$11.37165	787
01/01/2014 to 12/31/2014	$11.37165	$11.17595	787
01/01/2015 to 12/31/2015	$11.17595	$11.04748	786
01/01/2016 to 12/31/2016	$11.04748	$11.04584	786
01/01/2017 to 12/31/2017	$11.04584	$11.05174	785
01/01/2018 to 12/31/2018	$11.05174	$10.95217	785
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.19844	$11.69074	855
01/01/2010 to 12/31/2010	$11.69074	$12.38840	1,269
01/01/2011 to 12/31/2011	$12.38840	$12.57463	1,269
01/01/2012 to 12/31/2012	$12.57463	$13.52312	1,268
01/01/2013 to 12/31/2013	$13.52312	$13.05890	1,267
01/01/2014 to 12/31/2014	$13.05890	$13.39025	1,266
01/01/2015 to 12/31/2015	$13.39025	$12.89487	1,266
01/01/2016 to 12/31/2016	$12.89487	$13.22206	1,265
01/01/2017 to 12/31/2017	$13.22206	$13.57505	1,264
01/01/2018 to 12/31/2018	$13.57505	$13.26502	1,264
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.66939	$8.22287	23,769
01/01/2010 to 12/31/2010	$8.22287	$9.17123	24,189
01/01/2011 to 12/31/2011	$9.17123	$8.80352	20,954
01/01/2012 to 12/31/2012	$8.80352	$9.84875	18,826
01/01/2013 to 12/31/2013	$9.84875	$11.88602	18,522
01/01/2014 to 12/31/2014	$11.88602	$12.51071	18,098
01/01/2015 to 12/31/2015	$12.51071	$12.37300	20,430
01/01/2016 to 12/31/2016	$12.37300	$13.00442	20,151
01/01/2017 to 12/31/2017	$13.00442	$15.08230	14,960
01/01/2018 to 12/31/2018	$15.08230	$13.91330	14,678
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99865	$11.66552	0
01/01/2014 to 12/31/2014	$11.66552	$13.03778	0
01/01/2015 to 12/31/2015	$13.03778	$12.36770	0
01/01/2016 to 12/31/2016	$12.36770	$13.97928	0
01/01/2017 to 12/31/2017	$13.97928	$16.28364	0
01/01/2018 to 12/31/2018	$16.28364	$15.25421	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.98588	$7.76870	3,439
01/01/2010 to 12/31/2010	$7.76870	$9.83530	3,437
01/01/2011 to 12/31/2011	$9.83530	$10.31335	3,434
01/01/2012 to 12/31/2012	$10.31335	$11.70262	3,432
01/01/2013 to 12/31/2013	$11.70262	$11.87311	3,158
01/01/2014 to 12/31/2014	$11.87311	$15.29083	3,156
01/01/2015 to 12/31/2015	$15.29083	$15.77098	557
01/01/2016 to 12/31/2016	$15.77098	$16.26234	556
01/01/2017 to 12/31/2017	$16.26234	$16.99786	555
01/01/2018 to 12/31/2018	$16.99786	$15.92506	555

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.72158	$8.18940	3,651
01/01/2010 to 12/31/2010	$8.18940	$9.21340	9,132
01/01/2011 to 12/31/2011	$9.21340	$8.92746	8,688
01/01/2012 to 12/31/2012	$8.92746	$9.71625	8,321
01/01/2013 to 12/31/2013	$9.71625	$10.96929	617
01/01/2014 to 12/31/2014	$10.96929	$11.13113	612
01/01/2015 to 12/31/2015	$11.13113	$11.05862	608
01/01/2016 to 12/31/2016	$11.05862	$11.34194	603
01/01/2017 to 12/31/2017	$11.34194	$12.99609	598
01/01/2018 to 12/31/2018	$12.99609	$11.79357	594
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11426	$8.12602	0
01/01/2010 to 12/31/2010	$8.12602	$9.60868	198
01/01/2011 to 12/31/2011	$9.60868	$8.97632	180
01/01/2012 to 12/31/2012	$8.97632	$11.19711	183
01/01/2013 to 12/31/2013	$11.19711	$11.49401	172
01/01/2014 to 12/31/2014	$11.49401	$12.88148	162
01/01/2015 to 12/31/2015	$12.88148	$12.66069	152
01/01/2016 to 12/31/2016	$12.66069	$12.56685	142
01/01/2017 to 12/31/2017	$12.56685	$13.70893	133
01/01/2018 to 12/31/2018	$13.70893	$12.84980	125
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.95620	$6.98372	0
01/01/2010 to 12/31/2010	$6.98372	$7.75562	0
01/01/2011 to 12/31/2011	$7.75562	$7.20858	0
01/01/2012 to 12/31/2012	$7.20858	$8.48589	0
01/01/2013 to 12/31/2013	$8.48589	$11.14807	0
01/01/2014 to 12/31/2014	$11.14807	$12.40707	0
01/01/2015 to 12/31/2015	$12.40707	$11.64142	0
01/01/2016 to 12/31/2016	$11.64142	$12.77445	0
01/01/2017 to 12/31/2017	$12.77445	$13.79224	0
01/01/2018 to 12/31/2018	$13.79224	$12.40997	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.07379	$9.38654	0
01/01/2010 to 12/31/2010	$9.38654	$11.06461	0
01/01/2011 to 12/31/2011	$11.06461	$10.56093	0
01/01/2012 to 12/31/2012	$10.56093	$12.42680	0
01/01/2013 to 12/31/2013	$12.42680	$16.16023	0
01/01/2014 to 12/31/2014	$16.16023	$17.73012	0
01/01/2015 to 12/31/2015	$17.73012	$16.45029	389
01/01/2016 to 12/31/2016	$16.45029	$16.44962	388
01/01/2017 to 12/31/2017	$16.44962	$20.56706	388
01/01/2018 to 12/31/2018	$20.56706	$19.35110	388
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.61722	$9.24559	0
01/01/2010 to 12/31/2010	$9.24559	$10.15017	0
01/01/2011 to 12/31/2011	$10.15017	$9.93469	0
01/01/2012 to 12/31/2012	$9.93469	$10.76296	0
01/01/2013 to 12/31/2013	$10.76296	$11.62787	0
01/01/2014 to 12/31/2014	$11.62787	$11.90115	0
01/01/2015 to 12/31/2015	$11.90115	$11.60125	0
01/01/2016 to 12/31/2016	$11.60125	$12.01294	0
01/01/2017 to 12/31/2017	$12.01294	$13.26985	0
01/01/2018 to 12/31/2018	$13.26985	$12.13179	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.64041	$9.53411	0
01/01/2010 to 12/31/2010	$9.53411	$11.88974	159
01/01/2011 to 12/31/2011	$11.88974	$11.84899	144
01/01/2012 to 12/31/2012	$11.84899	$13.48502	147
01/01/2013 to 12/31/2013	$13.48502	$18.41471	138
01/01/2014 to 12/31/2014	$18.41471	$19.41929	129
01/01/2015 to 12/31/2015	$19.41929	$18.05399	122
01/01/2016 to 12/31/2016	$18.05399	$22.07913	114
01/01/2017 to 12/31/2017	$22.07913	$24.36850	106
01/01/2018 to 12/31/2018	$24.36850	$20.59884	100
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.21711	$10.07561	37,214
01/01/2010 to 12/31/2010	$10.07561	$9.91454	0
01/01/2011 to 12/31/2011	$9.91454	$9.75568	0
01/01/2012 to 12/31/2012	$9.75568	$9.59772	0
01/01/2013 to 12/31/2013	$9.59772	$9.44149	0
01/01/2014 to 12/31/2014	$9.44149	$9.28812	0
01/01/2015 to 12/31/2015	$9.28812	$9.13730	0
01/01/2016 to 12/31/2016	$9.13730	$8.98909	0
01/01/2017 to 12/31/2017	$8.98909	$8.87350	0
01/01/2018 to 12/31/2018	$8.87350	$8.84198	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.71057	$10.28206	0
01/01/2010 to 12/31/2010	$10.28206	$11.48046	0
01/01/2011 to 12/31/2011	$11.48046	$11.65246	0
01/01/2012 to 12/31/2012	$11.65246	$13.05320	0
01/01/2013 to 12/31/2013	$13.05320	$13.76313	0
01/01/2014 to 12/31/2014	$13.76313	$13.88571	0
01/01/2015 to 12/31/2015	$13.88571	$13.17323	0
01/01/2016 to 12/31/2016	$13.17323	$14.95472	0
01/01/2017 to 12/31/2017	$14.95472	$15.81134	0
01/01/2018 to 12/31/2018	$15.81134	$15.24392	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.50382	$6.46665	0
01/01/2010 to 12/31/2010	$6.46665	$7.19865	0
01/01/2011 to 12/31/2011	$7.19865	$6.78556	0
01/01/2012 to 12/31/2012	$6.78556	$7.80227	0
01/01/2013 to 12/31/2013	$7.80227	$10.73490	0
01/01/2014 to 12/31/2014	$10.73490	$12.01213	0
01/01/2015 to 12/31/2015	$12.01213	$10.89081	0
01/01/2016 to 12/31/2016	$10.89081	$12.84479	0
01/01/2017 to 12/31/2017	$12.84479	$15.06172	0
01/01/2018 to 12/31/2018	$15.06172	$12.71874	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.42096	$7.21479	502
01/01/2010 to 12/31/2010	$7.21479	$8.12639	502
01/01/2011 to 12/31/2011	$8.12639	$6.96126	501
01/01/2012 to 12/31/2012	$6.96126	$8.24261	501
01/01/2013 to 12/31/2013	$8.24261	$9.65386	500
01/01/2014 to 12/31/2014	$9.65386	$8.97224	500
01/01/2015 to 12/31/2015	$8.97224	$9.10422	500
01/01/2016 to 12/31/2016	$9.10422	$8.61821	500
01/01/2017 to 12/31/2017	$8.61821	$11.48210	499
01/01/2018 to 12/31/2018	$11.48210	$9.78872	499

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.77016	$7.40754	536
01/01/2010 to 12/31/2010	$7.40754	$8.09483	535
01/01/2011 to 12/31/2011	$8.09483	$6.96406	535
01/01/2012 to 12/31/2012	$6.96406	$7.99317	534
01/01/2013 to 12/31/2013	$7.99317	$9.39401	534
01/01/2014 to 12/31/2014	$9.39401	$8.62180	534
01/01/2015 to 12/31/2015	$8.62180	$8.55091	533
01/01/2016 to 12/31/2016	$8.55091	$8.46099	533
01/01/2017 to 12/31/2017	$8.46099	$10.22268	533
01/01/2018 to 12/31/2018	$10.22268	$8.43301	533
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.79210	$11.81672	11,946
01/01/2010 to 12/31/2010	$11.81672	$12.88138	1,692
01/01/2011 to 12/31/2011	$12.88138	$14.24918	18,916
01/01/2012 to 12/31/2012	$14.24918	$15.33516	5,433
01/01/2013 to 12/31/2013	$15.33516	$14.60580	759
01/01/2014 to 12/31/2014	$14.60580	$15.33532	200
01/01/2015 to 12/31/2015	$15.33532	$15.26296	4,402
01/01/2016 to 12/31/2016	$15.26296	$15.64670	4,161
01/01/2017 to 12/31/2017	$15.64670	$16.05679	1,043
01/01/2018 to 12/31/2018	$16.05679	$15.75226	9,999
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.14096	$8.89822	0
01/01/2010 to 12/31/2010	$8.89822	$9.96312	0
01/01/2011 to 12/31/2011	$9.96312	$9.74554	0
01/01/2012 to 12/31/2012	$9.74554	$10.88918	0
01/01/2013 to 12/31/2013	$10.88918	$12.45638	0
01/01/2014 to 12/31/2014	$12.45638	$13.03382	0
01/01/2015 to 12/31/2015	$13.03382	$12.68768	0
01/01/2016 to 12/31/2016	$12.68768	$13.13311	0
01/01/2017 to 12/31/2017	$13.13311	$15.11074	0
01/01/2018 to 12/31/2018	$15.11074	$13.76809	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.96578	$7.97475	0
01/01/2010 to 12/31/2010	$7.97475	$8.40761	0
01/01/2011 to 12/31/2011	$8.40761	$7.51429	0
01/01/2012 to 12/31/2012	$7.51429	$9.01146	0
01/01/2013 to 12/31/2013	$9.01146	$10.22680	0
01/01/2014 to 12/31/2014	$10.22680	$9.42013	0
01/01/2015 to 12/31/2015	$9.42013	$9.00809	0
01/01/2016 to 12/31/2016	$9.00809	$9.03317	0
01/01/2017 to 12/31/2017	$9.03317	$11.52007	0
01/01/2018 to 12/31/2018	$11.52007	$9.35225	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.85743	$9.43169	66,823
01/01/2010 to 12/31/2010	$9.43169	$9.95744	86,436
01/01/2011 to 12/31/2011	$9.95744	$9.81870	82,711
01/01/2012 to 12/31/2012	$9.81870	$10.69433	84,775
01/01/2013 to 12/31/2013	$10.69433	$11.68125	83,022
01/01/2014 to 12/31/2014	$11.68125	$12.11753	78,738
01/01/2015 to 12/31/2015	$12.11753	$11.89877	66,662
01/01/2016 to 12/31/2016	$11.89877	$12.15506	58,582
01/01/2017 to 12/31/2017	$12.15506	$13.40991	58,634
01/01/2018 to 12/31/2018	$13.40991	$12.51458	52,418

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08404	$10.29093	0
01/01/2010 to 12/31/2010	$10.29093	$11.26928	0
01/01/2011 to 12/31/2011	$11.26928	$11.15975	0
01/01/2012 to 12/31/2012	$11.15975	$12.64536	0
01/01/2013 to 12/31/2013	$12.64536	$16.97976	0
01/01/2014 to 12/31/2014	$16.97976	$18.29120	0
01/01/2015 to 12/31/2015	$18.29120	$19.90747	0
01/01/2016 to 12/31/2016	$19.90747	$19.29778	0
01/01/2017 to 12/31/2017	$19.29778	$25.78713	0
01/01/2018 to 12/31/2018	$25.78713	$24.95700	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.00136	$7.66056	529
01/01/2010 to 12/31/2010	$7.66056	$9.02465	528
01/01/2011 to 12/31/2011	$9.02465	$8.79712	528
01/01/2012 to 12/31/2012	$8.79712	$9.71542	528
01/01/2013 to 12/31/2013	$9.71542	$13.05671	527
01/01/2014 to 12/31/2014	$13.05671	$14.20469	527
01/01/2015 to 12/31/2015	$14.20469	$15.38123	527
01/01/2016 to 12/31/2016	$15.38123	$15.97546	527
01/01/2017 to 12/31/2017	$15.97546	$20.90116	526
01/01/2018 to 12/31/2018	$20.90116	$20.00692	526
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.77594	$8.76593	0
01/01/2010 to 12/31/2010	$8.76593	$9.66237	0
01/01/2011 to 12/31/2011	$9.66237	$9.20773	0
01/01/2012 to 12/31/2012	$9.20773	$11.14830	0
01/01/2013 to 12/31/2013	$11.14830	$13.99772	0
01/01/2014 to 12/31/2014	$13.99772	$14.27012	0
01/01/2015 to 12/31/2015	$14.27012	$13.83249	0
01/01/2016 to 12/31/2016	$13.83249	$14.57594	0
01/01/2017 to 12/31/2017	$14.57594	$17.75819	0
01/01/2018 to 12/31/2018	$17.75819	$15.79932	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.74699	$8.25049	0
01/01/2010 to 12/31/2010	$8.25049	$9.15396	0
01/01/2011 to 12/31/2011	$9.15396	$8.95188	0
01/01/2012 to 12/31/2012	$8.95188	$10.31061	0
01/01/2013 to 12/31/2013	$10.31061	$13.86622	0
01/01/2014 to 12/31/2014	$13.86622	$14.82894	0
01/01/2015 to 12/31/2015	$14.82894	$15.64244	0
01/01/2016 to 12/31/2016	$15.64244	$15.68276	0
01/01/2017 to 12/31/2017	$15.68276	$20.16627	0
01/01/2018 to 12/31/2018	$20.16627	$20.26321	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99866	$10.19779	0
01/01/2013 to 12/31/2013	$10.19779	$13.49352	0
01/01/2014 to 12/31/2014	$13.49352	$14.63049	0
01/01/2015 to 12/31/2015	$14.63049	$14.28849	0
01/01/2016 to 12/31/2016	$14.28849	$15.94664	0
01/01/2017 to 12/31/2017	$15.94664	$18.40845	0
01/01/2018 to 12/31/2018	$18.40845	$16.26954	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.69575	$7.88054	432
01/01/2010 to 12/31/2010	$7.88054	$9.56935	432
01/01/2011 to 12/31/2011	$9.56935	$9.18010	431
01/01/2012 to 12/31/2012	$9.18010	$10.57746	431
01/01/2013 to 12/31/2013	$10.57746	$14.77670	431
01/01/2014 to 12/31/2014	$14.77670	$16.60798	430
01/01/2015 to 12/31/2015	$16.60798	$15.41701	430
01/01/2016 to 12/31/2016	$15.41701	$17.93177	430
01/01/2017 to 12/31/2017	$17.93177	$20.07355	430
01/01/2018 to 12/31/2018	$20.07355	$16.49854	430
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99866	$10.32536	0
01/01/2013 to 12/31/2013	$10.32536	$12.07886	0
01/01/2014 to 12/31/2014	$12.07886	$12.49325	0
01/01/2015 to 12/31/2015	$12.49325	$12.13757	0
01/01/2016 to 12/31/2016	$12.13757	$12.45673	0
01/01/2017 to 12/31/2017	$12.45673	$14.27593	0
01/01/2018 to 12/31/2018	$14.27593	$12.88065	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57465	$9.13179	0
01/01/2010 to 12/31/2010	$9.13179	$10.98394	859
01/01/2011 to 12/31/2011	$10.98394	$8.61509	781
01/01/2012 to 12/31/2012	$8.61509	$9.99446	794
01/01/2013 to 12/31/2013	$9.99446	$9.85392	746
01/01/2014 to 12/31/2014	$9.85392	$9.23973	701
01/01/2015 to 12/31/2015	$9.23973	$7.56913	659
01/01/2016 to 12/31/2016	$7.56913	$8.36692	615
01/01/2017 to 12/31/2017	$8.36692	$10.40242	576
01/01/2018 to 12/31/2018	$10.40242	$8.79515	542
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.31338	$9.81702	51,330
01/01/2010 to 12/31/2010	$9.81702	$10.67848	60,725
01/01/2011 to 12/31/2011	$10.67848	$10.60977	59,653
01/01/2012 to 12/31/2012	$10.60977	$11.51987	77,390
01/01/2013 to 12/31/2013	$11.51987	$12.37661	76,422
01/01/2014 to 12/31/2014	$12.37661	$12.87855	75,438
01/01/2015 to 12/31/2015	$12.87855	$12.68738	69,621
01/01/2016 to 12/31/2016	$12.68738	$13.17122	58,006
01/01/2017 to 12/31/2017	$13.17122	$14.27018	57,114
01/01/2018 to 12/31/2018	$14.27018	$13.63829	36,047
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01857	$10.07108	0
01/01/2012 to 12/31/2012	$10.07108	$10.61155	0
01/01/2013 to 12/31/2013	$10.61155	$10.19757	0
01/01/2014 to 12/31/2014	$10.19757	$10.63978	0
01/01/2015 to 12/31/2015	$10.63978	$10.43881	0
01/01/2016 to 12/31/2016	$10.43881	$10.70172	0
01/01/2017 to 12/31/2017	$10.70172	$11.12526	0
01/01/2018 to 12/31/2018	$11.12526	$10.85441	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.16283	$7.63741	30,496
01/01/2010 to 12/31/2010	$7.63741	$8.94227	37,959
01/01/2011 to 12/31/2011	$8.94227	$8.25042	33,862
01/01/2012 to 12/31/2012	$8.25042	$9.16476	35,479
01/01/2013 to 12/31/2013	$9.16476	$10.55078	37,565
01/01/2014 to 12/31/2014	$10.55078	$11.33402	37,749
01/01/2015 to 12/31/2015	$11.33402	$11.08150	57,105
01/01/2016 to 12/31/2016	$11.08150	$12.00207	41,141
01/01/2017 to 12/31/2017	$12.00207	$13.70813	50,544
01/01/2018 to 12/31/2018	$13.70813	$12.45986	42,905
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99865	$11.67878	0
01/01/2014 to 12/31/2014	$11.67878	$13.24007	0
01/01/2015 to 12/31/2015	$13.24007	$13.22586	0
01/01/2016 to 12/31/2016	$13.22586	$14.42380	0
01/01/2017 to 12/31/2017	$14.42380	$17.22827	0
01/01/2018 to 12/31/2018	$17.22827	$15.73477	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.87819	$7.04457	0
01/01/2010 to 12/31/2010	$7.04457	$7.97295	0
01/01/2011 to 12/31/2011	$7.97295	$8.11475	0
01/01/2012 to 12/31/2012	$8.11475	$9.48376	0
01/01/2013 to 12/31/2013	$9.48376	$12.35497	0
01/01/2014 to 12/31/2014	$12.35497	$14.24624	0
01/01/2015 to 12/31/2015	$14.24624	$14.44621	0
01/01/2016 to 12/31/2016	$14.44621	$16.32178	0
01/01/2017 to 12/31/2017	$16.32178	$19.63007	0
01/01/2018 to 12/31/2018	$19.63007	$17.72263	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99865	$8.90145	0
01/01/2012 to 12/31/2012	$8.90145	$9.90868	0
01/01/2013 to 12/31/2013	$9.90868	$11.93095	0
01/01/2014 to 12/31/2014	$11.93095	$12.50003	0
01/01/2015 to 12/31/2015	$12.50003	$12.31527	0
01/01/2016 to 12/31/2016	$12.31527	$12.88141	0
01/01/2017 to 12/31/2017	$12.88141	$14.97772	0
01/01/2018 to 12/31/2018	$14.97772	$13.77114	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.34790	$8.91911	33,758
01/01/2010 to 12/31/2010	$8.91911	$9.81987	33,704
01/01/2011 to 12/31/2011	$9.81987	$9.48499	32,098
01/01/2012 to 12/31/2012	$9.48499	$10.28998	33,370
01/01/2013 to 12/31/2013	$10.28998	$11.38205	33,314
01/01/2014 to 12/31/2014	$11.38205	$11.77247	31,869
01/01/2015 to 12/31/2015	$11.77247	$11.56194	31,824
01/01/2016 to 12/31/2016	$11.56194	$11.92206	31,725
01/01/2017 to 12/31/2017	$11.92206	$13.63269	31,676
01/01/2018 to 12/31/2018	$13.63269	$12.35016	6,245

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.61884	$7.33285	286
01/01/2010 to 12/31/2010	$7.33285	$9.56148	285
01/01/2011 to 12/31/2011	$9.56148	$8.17288	285
01/01/2012 to 12/31/2012	$8.17288	$9.65376	285
01/01/2013 to 12/31/2013	$9.65376	$13.37272	285
01/01/2014 to 12/31/2014	$13.37272	$13.80532	285
01/01/2015 to 12/31/2015	$13.80532	$13.76215	285
01/01/2016 to 12/31/2016	$13.76215	$14.58136	284
01/01/2017 to 12/31/2017	$14.58136	$18.31708	284
01/01/2018 to 12/31/2018	$18.31708	$16.06390	284
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.31291	$8.31609	0
01/01/2010 to 12/31/2010	$8.31609	$11.16025	0
01/01/2011 to 12/31/2011	$11.16025	$10.87162	0
01/01/2012 to 12/31/2012	$10.87162	$11.99685	0
01/01/2013 to 12/31/2013	$11.99685	$15.95301	0
01/01/2014 to 12/31/2014	$15.95301	$16.29306	0
01/01/2015 to 12/31/2015	$16.29306	$16.15411	0
01/01/2016 to 12/31/2016	$16.15411	$17.81120	0
01/01/2017 to 12/31/2017	$17.81120	$21.71314	0
01/01/2018 to 12/31/2018	$21.71314	$19.56330	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.53778	$8.16805	396
01/01/2010 to 12/31/2010	$8.16805	$10.12401	395
01/01/2011 to 12/31/2011	$10.12401	$9.36446	395
01/01/2012 to 12/31/2012	$9.36446	$10.88505	395
01/01/2013 to 12/31/2013	$10.88505	$14.71312	394
01/01/2014 to 12/31/2014	$14.71312	$15.23645	394
01/01/2015 to 12/31/2015	$15.23645	$14.34276	394
01/01/2016 to 12/31/2016	$14.34276	$18.23073	394
01/01/2017 to 12/31/2017	$18.23073	$19.25276	394
01/01/2018 to 12/31/2018	$19.25276	$15.70431	394
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.43460	$9.07921	42,117
01/01/2010 to 12/31/2010	$9.07921	$9.96197	49,007
01/01/2011 to 12/31/2011	$9.96197	$9.99465	47,290
01/01/2012 to 12/31/2012	$9.99465	$11.15895	30,035
01/01/2013 to 12/31/2013	$11.15895	$12.82550	22,763
01/01/2014 to 12/31/2014	$12.82550	$13.35898	17,127
01/01/2015 to 12/31/2015	$13.35898	$13.14734	20,460
01/01/2016 to 12/31/2016	$13.14734	$13.90972	11,580
01/01/2017 to 12/31/2017	$13.90972	$15.79251	9,158
01/01/2018 to 12/31/2018	$15.79251	$14.70692	7,240
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.89313	$8.89163	0
01/01/2010 to 12/31/2010	$8.89163	$10.13022	0
01/01/2011 to 12/31/2011	$10.13022	$9.79683	0
01/01/2012 to 12/31/2012	$9.79683	$11.33204	0
01/01/2013 to 12/31/2013	$11.33204	$16.05592	0
01/01/2014 to 12/31/2014	$16.05592	$17.11312	0
01/01/2015 to 12/31/2015	$17.11312	$18.44831	0
01/01/2016 to 12/31/2016	$18.44831	$18.63870	0
01/01/2017 to 12/31/2017	$18.63870	$25.28342	0
01/01/2018 to 12/31/2018	$25.28342	$25.83181	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.05406	$7.04311	677
01/01/2010 to 12/31/2010	$7.04311	$7.79066	677
01/01/2011 to 12/31/2011	$7.79066	$7.62654	676
01/01/2012 to 12/31/2012	$7.62654	$8.50782	676
01/01/2013 to 12/31/2013	$8.50782	$11.26788	675
01/01/2014 to 12/31/2014	$11.26788	$11.25741	675
01/01/2015 to 12/31/2015	$11.25741	$10.40287	675
01/01/2016 to 12/31/2016	$10.40287	$10.86133	674
01/01/2017 to 12/31/2017	$10.86133	$12.45394	674
01/01/2018 to 12/31/2018	$12.45394	$11.06083	674
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.72803	$8.41567	2,848
01/01/2010 to 12/31/2010	$8.41567	$9.97228	2,846
01/01/2011 to 12/31/2011	$9.97228	$8.34692	2,844
01/01/2012 to 12/31/2012	$8.34692	$8.50802	2,842
01/01/2013 to 12/31/2013	$8.50802	$9.65707	2,624
01/01/2014 to 12/31/2014	$9.65707	$8.70583	2,622
01/01/2015 to 12/31/2015	$8.70583	$6.91535	447
01/01/2016 to 12/31/2016	$6.91535	$8.47781	447
01/01/2017 to 12/31/2017	$8.47781	$9.19996	446
01/01/2018 to 12/31/2018	$9.19996	$7.54256	446
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.18604	$11.23450	335
01/01/2010 to 12/31/2010	$11.23450	$11.68674	514
01/01/2011 to 12/31/2011	$11.68674	$11.97113	514
01/01/2012 to 12/31/2012	$11.97113	$12.39156	514
01/01/2013 to 12/31/2013	$12.39156	$11.73270	513
01/01/2014 to 12/31/2014	$11.73270	$11.60623	513
01/01/2015 to 12/31/2015	$11.60623	$10.89036	513
01/01/2016 to 12/31/2016	$10.89036	$11.18052	513
01/01/2017 to 12/31/2017	$11.18052	$11.22377	513
01/01/2018 to 12/31/2018	$11.22377	$11.26104	512
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.93583	$8.10997	0
01/01/2010 to 12/31/2010	$8.10997	$9.86182	0
01/01/2011 to 12/31/2011	$9.86182	$9.36683	0
01/01/2012 to 12/31/2012	$9.36683	$10.91072	0
01/01/2013 to 12/31/2013	$10.91072	$14.21273	0
01/01/2014 to 12/31/2014	$14.21273	$16.07477	0
01/01/2015 to 12/31/2015	$16.07477	$14.76841	0
01/01/2016 to 12/31/2016	$14.76841	$16.56216	0
01/01/2017 to 12/31/2017	$16.56216	$19.31292	0
01/01/2018 to 12/31/2018	$19.31292	$15.85775	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.87788	$7.42631	5,459
01/01/2010 to 12/31/2010	$7.42631	$8.37487	5,457
01/01/2011 to 12/31/2011	$8.37487	$7.95424	5,454
01/01/2012 to 12/31/2012	$7.95424	$8.68607	5,452
01/01/2013 to 12/31/2013	$8.68607	$10.29685	5,452
01/01/2014 to 12/31/2014	$10.29685	$10.68714	5,452
01/01/2015 to 12/31/2015	$10.68714	$10.44698	9,274
01/01/2016 to 12/31/2016	$10.44698	$10.94806	9,221
01/01/2017 to 12/31/2017	$10.94806	$12.23465	9,193
01/01/2018 to 12/31/2018	$12.23465	$11.43335	9,120

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30607	$10.21947	0
01/01/2010 to 12/31/2010	$10.21947	$10.83736	0
01/01/2011 to 12/31/2011	$10.83736	$11.30368	0
01/01/2012 to 12/31/2012	$11.30368	$11.99291	0
01/01/2013 to 12/31/2013	$11.99291	$11.62187	0
01/01/2014 to 12/31/2014	$11.62187	$12.25576	0
01/01/2015 to 12/31/2015	$12.25576	$12.20568	0
01/01/2016 to 12/31/2016	$12.20568	$12.62609	0
01/01/2017 to 12/31/2017	$12.62609	$13.20486	0
01/01/2018 to 12/31/2018	$13.20486	$12.69500	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily (1.75%) OR TrueAccumulation HD 60 bps
(1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.98794	$8.54040	117,636
01/01/2010 to 12/31/2010	$8.54040	$9.39754	118,163
01/01/2011 to 12/31/2011	$9.39754	$8.99030	112,924
01/01/2012 to 12/31/2012	$8.99030	$9.94548	117,805
01/01/2013 to 12/31/2013	$9.94548	$10.74905	92,728
01/01/2014 to 12/31/2014	$10.74905	$10.96726	81,666
01/01/2015 to 12/31/2015	$10.96726	$10.43143	69,325
01/01/2016 to 12/31/2016	$10.43143	$10.90170	63,794
01/01/2017 to 12/31/2017	$10.90170	$12.06284	61,179
01/01/2018 to 12/31/2018	$12.06284	$10.88958	39,766
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.23075	$8.96811	22,302
01/01/2010 to 12/31/2010	$8.96811	$10.02169	22,872
01/01/2011 to 12/31/2011	$10.02169	$9.86038	22,635
01/01/2012 to 12/31/2012	$9.86038	$11.01296	22,987
01/01/2013 to 12/31/2013	$11.01296	$12.61527	22,847
01/01/2014 to 12/31/2014	$12.61527	$13.15525	24,248
01/01/2015 to 12/31/2015	$13.15525	$13.03247	16,850
01/01/2016 to 12/31/2016	$13.03247	$13.71868	15,495
01/01/2017 to 12/31/2017	$13.71868	$15.76523	16,012
01/01/2018 to 12/31/2018	$15.76523	$14.58028	12,705
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.63147	0
01/01/2014 to 12/31/2014	$11.63147	$12.93652	0
01/01/2015 to 12/31/2015	$12.93652	$12.93330	0
01/01/2016 to 12/31/2016	$12.93330	$14.07136	0
01/01/2017 to 12/31/2017	$14.07136	$16.89091	0
01/01/2018 to 12/31/2018	$16.89091	$15.24829	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.31605	$8.86517	19,123
01/01/2010 to 12/31/2010	$8.86517	$9.78536	18,899
01/01/2011 to 12/31/2011	$9.78536	$9.50021	15,193
01/01/2012 to 12/31/2012	$9.50021	$10.50110	13,049
01/01/2013 to 12/31/2013	$10.50110	$12.14154	13,054
01/01/2014 to 12/31/2014	$12.14154	$12.71064	13,358
01/01/2015 to 12/31/2015	$12.71064	$12.55120	12,672
01/01/2016 to 12/31/2016	$12.55120	$13.11239	11,766
01/01/2017 to 12/31/2017	$13.11239	$14.80811	11,082
01/01/2018 to 12/31/2018	$14.80811	$13.83363	6,225
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99857	$9.16239	0
01/01/2012 to 12/31/2012	$9.16239	$10.07554	0
01/01/2013 to 12/31/2013	$10.07554	$10.97664	0
01/01/2014 to 12/31/2014	$10.97664	$11.31569	0
01/01/2015 to 12/31/2015	$11.31569	$10.78715	0
01/01/2016 to 12/31/2016	$10.78715	$11.33962	0
01/01/2017 to 12/31/2017	$11.33962	$12.55028	0
01/01/2018 to 12/31/2018	$12.55028	$11.68192	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.27690	$11.13316	0
01/01/2010 to 12/31/2010	$11.13316	$11.36795	0
01/01/2011 to 12/31/2011	$11.36795	$11.42359	0
01/01/2012 to 12/31/2012	$11.42359	$11.75355	0
01/01/2013 to 12/31/2013	$11.75355	$11.30001	0
01/01/2014 to 12/31/2014	$11.30001	$11.09446	0
01/01/2015 to 12/31/2015	$11.09446	$10.95604	0
01/01/2016 to 12/31/2016	$10.95604	$10.94421	0
01/01/2017 to 12/31/2017	$10.94421	$10.93987	0
01/01/2018 to 12/31/2018	$10.93987	$10.83023	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.18401	$11.66261	0
01/01/2010 to 12/31/2010	$11.66261	$12.34635	0
01/01/2011 to 12/31/2011	$12.34635	$12.51975	0
01/01/2012 to 12/31/2012	$12.51975	$13.45079	0
01/01/2013 to 12/31/2013	$13.45079	$12.97613	0
01/01/2014 to 12/31/2014	$12.97613	$13.29224	0
01/01/2015 to 12/31/2015	$13.29224	$12.78788	0
01/01/2016 to 12/31/2016	$12.78788	$13.09944	0
01/01/2017 to 12/31/2017	$13.09944	$13.43595	0
01/01/2018 to 12/31/2018	$13.43595	$13.11615	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.17192	$11.23836	0
01/01/2010 to 12/31/2010	$11.23836	$12.28018	0
01/01/2011 to 12/31/2011	$12.28018	$13.70781	0
01/01/2012 to 12/31/2012	$13.70781	$14.24149	0
01/01/2013 to 12/31/2013	$14.24149	$13.55633	0
01/01/2014 to 12/31/2014	$13.55633	$13.67749	0
01/01/2015 to 12/31/2015	$13.67749	$13.55086	0
01/01/2016 to 12/31/2016	$13.55086	$13.53226	0
01/01/2017 to 12/31/2017	$13.53226	$13.39471	0
01/01/2018 to 12/31/2018	$13.39471	$13.26290	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.22915	$11.09305	0
01/01/2010 to 12/31/2010	$11.09305	$12.14049	0
01/01/2011 to 12/31/2011	$12.14049	$13.83749	0
01/01/2012 to 12/31/2012	$13.83749	$14.39557	0
01/01/2013 to 12/31/2013	$14.39557	$13.46404	0
01/01/2014 to 12/31/2014	$13.46404	$13.79636	0
01/01/2015 to 12/31/2015	$13.79636	$13.70390	0
01/01/2016 to 12/31/2016	$13.70390	$13.66316	0
01/01/2017 to 12/31/2017	$13.66316	$13.53048	0
01/01/2018 to 12/31/2018	$13.53048	$13.37092	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99905	$8.79584	0
01/01/2010 to 12/31/2010	$8.79584	$9.66829	0
01/01/2011 to 12/31/2011	$9.66829	$11.27658	0
01/01/2012 to 12/31/2012	$11.27658	$11.78243	0
01/01/2013 to 12/31/2013	$11.78243	$10.82497	0
01/01/2014 to 12/31/2014	$10.82497	$11.29372	0
01/01/2015 to 12/31/2015	$11.29372	$11.26869	0
01/01/2016 to 12/31/2016	$11.26869	$11.29166	0
01/01/2017 to 12/31/2017	$11.29166	$11.19588	0
01/01/2018 to 12/31/2018	$11.19588	$11.03447	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99810	$11.01704	1,271
01/01/2011 to 12/31/2011	$11.01704	$13.02568	0
01/01/2012 to 12/31/2012	$13.02568	$13.67076	0
01/01/2013 to 12/31/2013	$13.67076	$12.49465	0
01/01/2014 to 12/31/2014	$12.49465	$13.22258	0
01/01/2015 to 12/31/2015	$13.22258	$13.22661	0
01/01/2016 to 12/31/2016	$13.22661	$13.26363	0
01/01/2017 to 12/31/2017	$13.26363	$13.24178	0
01/01/2018 to 12/31/2018	$13.24178	$13.02137	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99857	$12.03000	1,736
01/01/2012 to 12/31/2012	$12.03000	$12.51381	1,802
01/01/2013 to 12/31/2013	$12.51381	$11.09970	0
01/01/2014 to 12/31/2014	$11.09970	$12.03968	0
01/01/2015 to 12/31/2015	$12.03968	$12.08038	0
01/01/2016 to 12/31/2016	$12.08038	$12.08962	0
01/01/2017 to 12/31/2017	$12.08962	$12.06831	0
01/01/2018 to 12/31/2018	$12.06831	$11.84190	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99810	$10.40728	0
01/01/2013 to 12/31/2013	$10.40728	$9.18480	3,751
01/01/2014 to 12/31/2014	$9.18480	$10.16558	2,496
01/01/2015 to 12/31/2015	$10.16558	$10.26103	0
01/01/2016 to 12/31/2016	$10.26103	$10.27731	0
01/01/2017 to 12/31/2017	$10.27731	$10.27197	0
01/01/2018 to 12/31/2018	$10.27197	$10.06752	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99905	$8.75636	0
01/01/2014 to 12/31/2014	$8.75636	$9.86120	0
01/01/2015 to 12/31/2015	$9.86120	$9.96669	0
01/01/2016 to 12/31/2016	$9.96669	$9.98210	0
01/01/2017 to 12/31/2017	$9.98210	$9.97577	0
01/01/2018 to 12/31/2018	$9.97577	$9.73984	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99905	$11.31182	0
01/01/2015 to 12/31/2015	$11.31182	$11.33909	2,898
01/01/2016 to 12/31/2016	$11.33909	$11.41957	0
01/01/2017 to 12/31/2017	$11.41957	$11.42875	0
01/01/2018 to 12/31/2018	$11.42875	$11.14836	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99905	$9.94573	0
01/01/2016 to 12/31/2016	$9.94573	$9.97778	0
01/01/2017 to 12/31/2017	$9.97778	$10.04378	0
01/01/2018 to 12/31/2018	$10.04378	$9.76718	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99810	$9.88724	4,079
01/01/2017 to 12/31/2017	$9.88724	$9.97823	2,825
01/01/2018 to 12/31/2018	$9.97823	$9.68209	3,857
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99810	$10.04440	0
01/01/2018 to 12/31/2018	$10.04440	$9.66763	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99810	$9.66956	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.66000	$8.20325	93,699
01/01/2010 to 12/31/2010	$8.20325	$9.14042	96,693
01/01/2011 to 12/31/2011	$9.14042	$8.76519	88,908
01/01/2012 to 12/31/2012	$8.76519	$9.79612	91,982
01/01/2013 to 12/31/2013	$9.79612	$11.81100	88,113
01/01/2014 to 12/31/2014	$11.81100	$12.41950	76,836
01/01/2015 to 12/31/2015	$12.41950	$12.27073	69,699
01/01/2016 to 12/31/2016	$12.27073	$12.88423	71,363
01/01/2017 to 12/31/2017	$12.88423	$14.92830	82,535
01/01/2018 to 12/31/2018	$14.92830	$13.75759	46,981
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99857	$11.65577	0
01/01/2014 to 12/31/2014	$11.65577	$13.01406	0
01/01/2015 to 12/31/2015	$13.01406	$12.33313	0
01/01/2016 to 12/31/2016	$12.33313	$13.92653	0
01/01/2017 to 12/31/2017	$13.92653	$16.20625	0
01/01/2018 to 12/31/2018	$16.20625	$15.16666	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.97749	$7.75024	0
01/01/2010 to 12/31/2010	$7.75024	$9.80223	0
01/01/2011 to 12/31/2011	$9.80223	$10.26859	0
01/01/2012 to 12/31/2012	$10.26859	$11.64026	0
01/01/2013 to 12/31/2013	$11.64026	$11.79821	0
01/01/2014 to 12/31/2014	$11.79821	$15.17961	0
01/01/2015 to 12/31/2015	$15.17961	$15.64079	0
01/01/2016 to 12/31/2016	$15.64079	$16.11211	0
01/01/2017 to 12/31/2017	$16.11211	$16.82424	0
01/01/2018 to 12/31/2018	$16.82424	$15.74670	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.71214	$8.16988	22,288
01/01/2010 to 12/31/2010	$8.16988	$9.18251	23,777
01/01/2011 to 12/31/2011	$9.18251	$8.88884	17,666
01/01/2012 to 12/31/2012	$8.88884	$9.66461	18,572
01/01/2013 to 12/31/2013	$9.66461	$10.90016	20,494
01/01/2014 to 12/31/2014	$10.90016	$11.05004	19,338
01/01/2015 to 12/31/2015	$11.05004	$10.96728	6,597
01/01/2016 to 12/31/2016	$10.96728	$11.23721	4,549
01/01/2017 to 12/31/2017	$11.23721	$12.86332	965
01/01/2018 to 12/31/2018	$12.86332	$11.66152	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11149	$8.11443	0
01/01/2010 to 12/31/2010	$8.11443	$9.58552	0
01/01/2011 to 12/31/2011	$9.58552	$8.94588	0
01/01/2012 to 12/31/2012	$8.94588	$11.14815	0
01/01/2013 to 12/31/2013	$11.14815	$11.43238	0
01/01/2014 to 12/31/2014	$11.43238	$12.79982	0
01/01/2015 to 12/31/2015	$12.79982	$12.56811	0
01/01/2016 to 12/31/2016	$12.56811	$12.46267	0
01/01/2017 to 12/31/2017	$12.46267	$13.58197	0
01/01/2018 to 12/31/2018	$13.58197	$12.71816	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.94783	$6.96700	0
01/01/2010 to 12/31/2010	$6.96700	$7.72925	0
01/01/2011 to 12/31/2011	$7.72925	$7.17705	0
01/01/2012 to 12/31/2012	$7.17705	$8.44052	0
01/01/2013 to 12/31/2013	$8.44052	$11.07756	0
01/01/2014 to 12/31/2014	$11.07756	$12.31652	0
01/01/2015 to 12/31/2015	$12.31652	$11.54507	0
01/01/2016 to 12/31/2016	$11.54507	$12.65622	0
01/01/2017 to 12/31/2017	$12.65622	$13.65117	0
01/01/2018 to 12/31/2018	$13.65117	$12.27077	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.06526	$9.36417	0
01/01/2010 to 12/31/2010	$9.36417	$11.02742	0
01/01/2011 to 12/31/2011	$11.02742	$10.51506	0
01/01/2012 to 12/31/2012	$10.51506	$12.36059	0
01/01/2013 to 12/31/2013	$12.36059	$16.05827	0
01/01/2014 to 12/31/2014	$16.05827	$17.60090	0
01/01/2015 to 12/31/2015	$17.60090	$16.31432	0
01/01/2016 to 12/31/2016	$16.31432	$16.29764	0
01/01/2017 to 12/31/2017	$16.29764	$20.35707	0
01/01/2018 to 12/31/2018	$20.35707	$19.13452	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.61209	$9.23040	0
01/01/2010 to 12/31/2010	$9.23040	$10.12353	0
01/01/2011 to 12/31/2011	$10.12353	$9.89898	0
01/01/2012 to 12/31/2012	$9.89898	$10.71373	0
01/01/2013 to 12/31/2013	$10.71373	$11.56331	0
01/01/2014 to 12/31/2014	$11.56331	$11.82337	0
01/01/2015 to 12/31/2015	$11.82337	$11.51414	0
01/01/2016 to 12/31/2016	$11.51414	$11.91102	0
01/01/2017 to 12/31/2017	$11.91102	$13.14419	0
01/01/2018 to 12/31/2018	$13.14419	$12.00495	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.63697	$9.52050	0
01/01/2010 to 12/31/2010	$9.52050	$11.86103	0
01/01/2011 to 12/31/2011	$11.86103	$11.80878	0
01/01/2012 to 12/31/2012	$11.80878	$13.42597	0
01/01/2013 to 12/31/2013	$13.42597	$18.31604	0
01/01/2014 to 12/31/2014	$18.31604	$19.29626	0
01/01/2015 to 12/31/2015	$19.29626	$17.92192	0
01/01/2016 to 12/31/2016	$17.92192	$21.89622	0
01/01/2017 to 12/31/2017	$21.89622	$24.14297	0
01/01/2018 to 12/31/2018	$24.14297	$20.38796	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.20269	$10.05159	0
01/01/2010 to 12/31/2010	$10.05159	$9.88073	0
01/01/2011 to 12/31/2011	$9.88073	$9.71314	0
01/01/2012 to 12/31/2012	$9.71314	$9.54647	0
01/01/2013 to 12/31/2013	$9.54647	$9.38215	0
01/01/2014 to 12/31/2014	$9.38215	$9.22069	0
01/01/2015 to 12/31/2015	$9.22069	$9.06187	0
01/01/2016 to 12/31/2016	$9.06187	$8.90611	0
01/01/2017 to 12/31/2017	$8.90611	$8.78296	0
01/01/2018 to 12/31/2018	$8.78296	$8.74314	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.69976	$10.25752	0
01/01/2010 to 12/31/2010	$10.25752	$11.44183	0
01/01/2011 to 12/31/2011	$11.44183	$11.60180	0
01/01/2012 to 12/31/2012	$11.60180	$12.98361	0
01/01/2013 to 12/31/2013	$12.98361	$13.67620	0
01/01/2014 to 12/31/2014	$13.67620	$13.78442	0
01/01/2015 to 12/31/2015	$13.78442	$13.06423	0
01/01/2016 to 12/31/2016	$13.06423	$14.81650	0
01/01/2017 to 12/31/2017	$14.81650	$15.65001	0
01/01/2018 to 12/31/2018	$15.65001	$15.07349	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.49615	$6.45121	0
01/01/2010 to 12/31/2010	$6.45121	$7.17441	0
01/01/2011 to 12/31/2011	$7.17441	$6.75607	0
01/01/2012 to 12/31/2012	$6.75607	$7.76074	0
01/01/2013 to 12/31/2013	$7.76074	$10.66730	0
01/01/2014 to 12/31/2014	$10.66730	$11.92474	0
01/01/2015 to 12/31/2015	$11.92474	$10.80098	0
01/01/2016 to 12/31/2016	$10.80098	$12.72637	0
01/01/2017 to 12/31/2017	$12.72637	$14.90835	0
01/01/2018 to 12/31/2018	$14.90835	$12.57686	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.41335	$7.19746	0
01/01/2010 to 12/31/2010	$7.19746	$8.09906	0
01/01/2011 to 12/31/2011	$8.09906	$6.93104	0
01/01/2012 to 12/31/2012	$6.93104	$8.19881	0
01/01/2013 to 12/31/2013	$8.19881	$9.59309	0
01/01/2014 to 12/31/2014	$9.59309	$8.90700	0
01/01/2015 to 12/31/2015	$8.90700	$9.02907	0
01/01/2016 to 12/31/2016	$9.02907	$8.53866	0
01/01/2017 to 12/31/2017	$8.53866	$11.36498	0
01/01/2018 to 12/31/2018	$11.36498	$9.67936	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.76196	$7.38984	0
01/01/2010 to 12/31/2010	$7.38984	$8.06758	0
01/01/2011 to 12/31/2011	$8.06758	$6.93377	0
01/01/2012 to 12/31/2012	$6.93377	$7.95060	0
01/01/2013 to 12/31/2013	$7.95060	$9.33474	0
01/01/2014 to 12/31/2014	$9.33474	$8.55895	0
01/01/2015 to 12/31/2015	$8.55895	$8.48022	0
01/01/2016 to 12/31/2016	$8.48022	$8.38280	0
01/01/2017 to 12/31/2017	$8.38280	$10.11828	0
01/01/2018 to 12/31/2018	$10.11828	$8.33861	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.78501	$11.79738	0
01/01/2010 to 12/31/2010	$11.79738	$12.84759	0
01/01/2011 to 12/31/2011	$12.84759	$14.19796	0
01/01/2012 to 12/31/2012	$14.19796	$15.26487	0
01/01/2013 to 12/31/2013	$15.26487	$14.52457	0
01/01/2014 to 12/31/2014	$14.52457	$15.23503	0
01/01/2015 to 12/31/2015	$15.23503	$15.14828	0
01/01/2016 to 12/31/2016	$15.14828	$15.51388	0
01/01/2017 to 12/31/2017	$15.51388	$15.90485	0
01/01/2018 to 12/31/2018	$15.90485	$15.58770	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.13624	$8.88351	0
01/01/2010 to 12/31/2010	$8.88351	$9.93684	0
01/01/2011 to 12/31/2011	$9.93684	$9.71025	0
01/01/2012 to 12/31/2012	$9.71025	$10.83903	0
01/01/2013 to 12/31/2013	$10.83903	$12.38674	4,749
01/01/2014 to 12/31/2014	$12.38674	$12.94814	4,749
01/01/2015 to 12/31/2015	$12.94814	$12.59181	685
01/01/2016 to 12/31/2016	$12.59181	$13.02107	920
01/01/2017 to 12/31/2017	$13.02107	$14.96731	1,828
01/01/2018 to 12/31/2018	$14.96731	$13.62380	792
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.95738	$7.95550	0
01/01/2010 to 12/31/2010	$7.95550	$8.37917	0
01/01/2011 to 12/31/2011	$8.37917	$7.48148	0
01/01/2012 to 12/31/2012	$7.48148	$8.96333	0
01/01/2013 to 12/31/2013	$8.96333	$10.16218	0
01/01/2014 to 12/31/2014	$10.16218	$9.35143	0
01/01/2015 to 12/31/2015	$9.35143	$8.93354	0
01/01/2016 to 12/31/2016	$8.93354	$8.94963	0
01/01/2017 to 12/31/2017	$8.94963	$11.40224	0
01/01/2018 to 12/31/2018	$11.40224	$9.24734	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.84635	$9.40921	14,850
01/01/2010 to 12/31/2010	$9.40921	$9.92397	17,973
01/01/2011 to 12/31/2011	$9.92397	$9.77607	14,133
01/01/2012 to 12/31/2012	$9.77607	$10.63729	16,346
01/01/2013 to 12/31/2013	$10.63729	$11.60740	19,268
01/01/2014 to 12/31/2014	$11.60740	$12.02898	19,239
01/01/2015 to 12/31/2015	$12.02898	$11.80024	11,941
01/01/2016 to 12/31/2016	$11.80024	$12.04258	10,262
01/01/2017 to 12/31/2017	$12.04258	$13.27275	12,755
01/01/2018 to 12/31/2018	$13.27275	$12.37429	6,165
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08396	$10.28965	0
01/01/2010 to 12/31/2010	$10.28965	$11.25679	0
01/01/2011 to 12/31/2011	$11.25679	$11.13643	0
01/01/2012 to 12/31/2012	$11.13643	$12.60646	0
01/01/2013 to 12/31/2013	$12.60646	$16.91071	0
01/01/2014 to 12/31/2014	$16.91071	$18.19895	0
01/01/2015 to 12/31/2015	$18.19895	$19.78743	0
01/01/2016 to 12/31/2016	$19.78743	$19.16255	0
01/01/2017 to 12/31/2017	$19.16255	$25.58137	0
01/01/2018 to 12/31/2018	$25.58137	$24.73330	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.99300	$7.64255	0
01/01/2010 to 12/31/2010	$7.64255	$8.99454	0
01/01/2011 to 12/31/2011	$8.99454	$8.75913	0
01/01/2012 to 12/31/2012	$8.75913	$9.66408	0
01/01/2013 to 12/31/2013	$9.66408	$12.97495	0
01/01/2014 to 12/31/2014	$12.97495	$14.10197	0
01/01/2015 to 12/31/2015	$14.10197	$15.25495	0
01/01/2016 to 12/31/2016	$15.25495	$15.82879	0
01/01/2017 to 12/31/2017	$15.82879	$20.68910	0
01/01/2018 to 12/31/2018	$20.68910	$19.78432	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.76638	$8.74510	0
01/01/2010 to 12/31/2010	$8.74510	$9.62990	0
01/01/2011 to 12/31/2011	$9.62990	$9.16780	0
01/01/2012 to 12/31/2012	$9.16780	$11.08899	0
01/01/2013 to 12/31/2013	$11.08899	$13.90963	0
01/01/2014 to 12/31/2014	$13.90963	$14.16637	0
01/01/2015 to 12/31/2015	$14.16637	$13.71838	0
01/01/2016 to 12/31/2016	$13.71838	$14.44138	0
01/01/2017 to 12/31/2017	$14.44138	$17.57698	0
01/01/2018 to 12/31/2018	$17.57698	$15.62254	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.73748	$8.23064	0
01/01/2010 to 12/31/2010	$8.23064	$9.12309	0
01/01/2011 to 12/31/2011	$9.12309	$8.91290	0
01/01/2012 to 12/31/2012	$8.91290	$10.25561	0
01/01/2013 to 12/31/2013	$10.25561	$13.77862	0
01/01/2014 to 12/31/2014	$13.77862	$14.72080	0
01/01/2015 to 12/31/2015	$14.72080	$15.51305	0
01/01/2016 to 12/31/2016	$15.51305	$15.53778	0
01/01/2017 to 12/31/2017	$15.53778	$19.96023	0
01/01/2018 to 12/31/2018	$19.96023	$20.03634	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99858	$10.19398	0
01/01/2013 to 12/31/2013	$10.19398	$13.47526	0
01/01/2014 to 12/31/2014	$13.47526	$14.59631	0
01/01/2015 to 12/31/2015	$14.59631	$14.24112	0
01/01/2016 to 12/31/2016	$14.24112	$15.87817	0
01/01/2017 to 12/31/2017	$15.87817	$18.31128	0
01/01/2018 to 12/31/2018	$18.31128	$16.16773	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.68772	$7.86170	0
01/01/2010 to 12/31/2010	$7.86170	$9.53707	0
01/01/2011 to 12/31/2011	$9.53707	$9.14020	0
01/01/2012 to 12/31/2012	$9.14020	$10.52114	0
01/01/2013 to 12/31/2013	$10.52114	$14.68359	0
01/01/2014 to 12/31/2014	$14.68359	$16.48715	0
01/01/2015 to 12/31/2015	$16.48715	$15.28978	0
01/01/2016 to 12/31/2016	$15.28978	$17.76639	0
01/01/2017 to 12/31/2017	$17.76639	$19.86888	0
01/01/2018 to 12/31/2018	$19.86888	$16.31423	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.31861	0
01/01/2013 to 12/31/2013	$10.31861	$12.05901	0
01/01/2014 to 12/31/2014	$12.05901	$12.46032	0
01/01/2015 to 12/31/2015	$12.46032	$12.09368	0
01/01/2016 to 12/31/2016	$12.09368	$12.39941	0
01/01/2017 to 12/31/2017	$12.39941	$14.19619	0
01/01/2018 to 12/31/2018	$14.19619	$12.79589	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57214	$9.11856	0
01/01/2010 to 12/31/2010	$9.11856	$10.95730	0
01/01/2011 to 12/31/2011	$10.95730	$8.58584	0
01/01/2012 to 12/31/2012	$8.58584	$9.95064	0
01/01/2013 to 12/31/2013	$9.95064	$9.80115	0
01/01/2014 to 12/31/2014	$9.80115	$9.18122	0
01/01/2015 to 12/31/2015	$9.18122	$7.51374	0
01/01/2016 to 12/31/2016	$7.51374	$8.29745	0
01/01/2017 to 12/31/2017	$8.29745	$10.30597	0
01/01/2018 to 12/31/2018	$10.30597	$8.70486	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.30173	$9.79352	32,975
01/01/2010 to 12/31/2010	$9.79352	$10.64248	35,239
01/01/2011 to 12/31/2011	$10.64248	$10.56360	30,514
01/01/2012 to 12/31/2012	$10.56360	$11.45838	33,694
01/01/2013 to 12/31/2013	$11.45838	$12.29836	37,036
01/01/2014 to 12/31/2014	$12.29836	$12.78454	39,461
01/01/2015 to 12/31/2015	$12.78454	$12.58239	37,314
01/01/2016 to 12/31/2016	$12.58239	$13.04942	35,248
01/01/2017 to 12/31/2017	$13.04942	$14.12442	38,418
01/01/2018 to 12/31/2018	$14.12442	$13.48568	14,104
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01849	$10.06935	0
01/01/2012 to 12/31/2012	$10.06935	$10.59927	0
01/01/2013 to 12/31/2013	$10.59927	$10.17583	0
01/01/2014 to 12/31/2014	$10.17583	$10.60683	0
01/01/2015 to 12/31/2015	$10.60683	$10.39624	0
01/01/2016 to 12/31/2016	$10.39624	$10.64762	0
01/01/2017 to 12/31/2017	$10.64762	$11.05817	0
01/01/2018 to 12/31/2018	$11.05817	$10.77840	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.15417	$7.61925	43,195
01/01/2010 to 12/31/2010	$7.61925	$8.91225	46,653
01/01/2011 to 12/31/2011	$8.91225	$8.21462	28,320
01/01/2012 to 12/31/2012	$8.21462	$9.11610	30,191
01/01/2013 to 12/31/2013	$9.11610	$10.48450	32,290
01/01/2014 to 12/31/2014	$10.48450	$11.25152	32,994
01/01/2015 to 12/31/2015	$11.25152	$10.98989	30,417
01/01/2016 to 12/31/2016	$10.98989	$11.89132	29,528
01/01/2017 to 12/31/2017	$11.89132	$13.56829	37,127
01/01/2018 to 12/31/2018	$13.56829	$12.32048	19,842
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.67101	0
01/01/2014 to 12/31/2014	$11.67101	$13.21829	0
01/01/2015 to 12/31/2015	$13.21829	$13.19106	0
01/01/2016 to 12/31/2016	$13.19106	$14.37180	0
01/01/2017 to 12/31/2017	$14.37180	$17.14929	0
01/01/2018 to 12/31/2018	$17.14929	$15.64705	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.86991	$7.02766	579
01/01/2010 to 12/31/2010	$7.02766	$7.94604	368
01/01/2011 to 12/31/2011	$7.94604	$8.07935	310
01/01/2012 to 12/31/2012	$8.07935	$9.43305	302
01/01/2013 to 12/31/2013	$9.43305	$12.27692	123
01/01/2014 to 12/31/2014	$12.27692	$14.14230	251
01/01/2015 to 12/31/2015	$14.14230	$14.32673	181
01/01/2016 to 12/31/2016	$14.32673	$16.17090	113
01/01/2017 to 12/31/2017	$16.17090	$19.42942	230
01/01/2018 to 12/31/2018	$19.42942	$17.52406	151
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99857	$8.89552	0
01/01/2012 to 12/31/2012	$8.89552	$9.89237	0
01/01/2013 to 12/31/2013	$9.89237	$11.89952	0
01/01/2014 to 12/31/2014	$11.89952	$12.45471	0
01/01/2015 to 12/31/2015	$12.45471	$12.25866	0
01/01/2016 to 12/31/2016	$12.25866	$12.80960	0
01/01/2017 to 12/31/2017	$12.80960	$14.87959	0
01/01/2018 to 12/31/2018	$14.87959	$13.66743	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.34313	$8.90444	0
01/01/2010 to 12/31/2010	$8.90444	$9.79411	373
01/01/2011 to 12/31/2011	$9.79411	$9.45087	255
01/01/2012 to 12/31/2012	$9.45087	$10.24289	322
01/01/2013 to 12/31/2013	$10.24289	$11.31860	453
01/01/2014 to 12/31/2014	$11.31860	$11.69540	511
01/01/2015 to 12/31/2015	$11.69540	$11.47489	0
01/01/2016 to 12/31/2016	$11.47489	$11.82064	0
01/01/2017 to 12/31/2017	$11.82064	$13.50334	0
01/01/2018 to 12/31/2018	$13.50334	$12.22082	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.61096	$7.31542	0
01/01/2010 to 12/31/2010	$7.31542	$9.52946	0
01/01/2011 to 12/31/2011	$9.52946	$8.13760	0
01/01/2012 to 12/31/2012	$8.13760	$9.60265	0
01/01/2013 to 12/31/2013	$9.60265	$13.28881	0
01/01/2014 to 12/31/2014	$13.28881	$13.70516	0
01/01/2015 to 12/31/2015	$13.70516	$13.64888	0
01/01/2016 to 12/31/2016	$13.64888	$14.44705	0
01/01/2017 to 12/31/2017	$14.44705	$18.13059	0
01/01/2018 to 12/31/2018	$18.13059	$15.88462	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.30410	$8.29628	0
01/01/2010 to 12/31/2010	$8.29628	$11.12272	0
01/01/2011 to 12/31/2011	$11.12272	$10.82435	0
01/01/2012 to 12/31/2012	$10.82435	$11.93286	0
01/01/2013 to 12/31/2013	$11.93286	$15.85243	0
01/01/2014 to 12/31/2014	$15.85243	$16.17435	0
01/01/2015 to 12/31/2015	$16.17435	$16.02068	0
01/01/2016 to 12/31/2016	$16.02068	$17.64682	0
01/01/2017 to 12/31/2017	$17.64682	$21.49151	0
01/01/2018 to 12/31/2018	$21.49151	$19.34437	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.52857	$8.14851	0
01/01/2010 to 12/31/2010	$8.14851	$10.08984	0
01/01/2011 to 12/31/2011	$10.08984	$9.32364	0
01/01/2012 to 12/31/2012	$9.32364	$10.82686	0
01/01/2013 to 12/31/2013	$10.82686	$14.62012	0
01/01/2014 to 12/31/2014	$14.62012	$15.12521	0
01/01/2015 to 12/31/2015	$15.12521	$14.22402	0
01/01/2016 to 12/31/2016	$14.22402	$18.06201	0
01/01/2017 to 12/31/2017	$18.06201	$19.05590	0
01/01/2018 to 12/31/2018	$19.05590	$15.52834	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.42414	$9.05751	50,927
01/01/2010 to 12/31/2010	$9.05751	$9.92828	45,831
01/01/2011 to 12/31/2011	$9.92828	$9.95118	37,025
01/01/2012 to 12/31/2012	$9.95118	$11.09951	41,000
01/01/2013 to 12/31/2013	$11.09951	$12.74460	55,941
01/01/2014 to 12/31/2014	$12.74460	$13.26152	57,374
01/01/2015 to 12/31/2015	$13.26152	$13.03860	37,662
01/01/2016 to 12/31/2016	$13.03860	$13.78123	35,527
01/01/2017 to 12/31/2017	$13.78123	$15.63123	35,696
01/01/2018 to 12/31/2018	$15.63123	$14.54228	19,623
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.88480	$8.87015	0
01/01/2010 to 12/31/2010	$8.87015	$10.09562	0
01/01/2011 to 12/31/2011	$10.09562	$9.75379	0
01/01/2012 to 12/31/2012	$9.75379	$11.27102	0
01/01/2013 to 12/31/2013	$11.27102	$15.95366	0
01/01/2014 to 12/31/2014	$15.95366	$16.98725	0
01/01/2015 to 12/31/2015	$16.98725	$18.29463	0
01/01/2016 to 12/31/2016	$18.29463	$18.46538	0
01/01/2017 to 12/31/2017	$18.46538	$25.02391	0
01/01/2018 to 12/31/2018	$25.02391	$25.54137	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.04553	$7.02631	0
01/01/2010 to 12/31/2010	$7.02631	$7.76443	0
01/01/2011 to 12/31/2011	$7.76443	$7.59332	0
01/01/2012 to 12/31/2012	$7.59332	$8.46250	0
01/01/2013 to 12/31/2013	$8.46250	$11.19674	0
01/01/2014 to 12/31/2014	$11.19674	$11.17529	0
01/01/2015 to 12/31/2015	$11.17529	$10.31685	0
01/01/2016 to 12/31/2016	$10.31685	$10.76096	0
01/01/2017 to 12/31/2017	$10.76096	$12.32674	0
01/01/2018 to 12/31/2018	$12.32674	$10.93697	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.71999	$8.39551	0
01/01/2010 to 12/31/2010	$8.39551	$9.93862	0
01/01/2011 to 12/31/2011	$9.93862	$8.31056	0
01/01/2012 to 12/31/2012	$8.31056	$8.46261	0
01/01/2013 to 12/31/2013	$8.46261	$9.59603	0
01/01/2014 to 12/31/2014	$9.59603	$8.64220	0
01/01/2015 to 12/31/2015	$8.64220	$6.85803	0
01/01/2016 to 12/31/2016	$6.85803	$8.39925	0
01/01/2017 to 12/31/2017	$8.39925	$9.10574	0
01/01/2018 to 12/31/2018	$9.10574	$7.45791	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.17168	$11.20767	0
01/01/2010 to 12/31/2010	$11.20767	$11.64739	0
01/01/2011 to 12/31/2011	$11.64739	$11.91911	0
01/01/2012 to 12/31/2012	$11.91911	$12.32555	0
01/01/2013 to 12/31/2013	$12.32555	$11.65864	0
01/01/2014 to 12/31/2014	$11.65864	$11.52162	0
01/01/2015 to 12/31/2015	$11.52162	$10.80028	0
01/01/2016 to 12/31/2016	$10.80028	$11.07727	0
01/01/2017 to 12/31/2017	$11.07727	$11.10915	0
01/01/2018 to 12/31/2018	$11.10915	$11.13504	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.92752	$8.09063	0
01/01/2010 to 12/31/2010	$8.09063	$9.82849	0
01/01/2011 to 12/31/2011	$9.82849	$9.32610	0
01/01/2012 to 12/31/2012	$9.32610	$10.85263	0
01/01/2013 to 12/31/2013	$10.85263	$14.12302	0
01/01/2014 to 12/31/2014	$14.12302	$15.95750	0
01/01/2015 to 12/31/2015	$15.95750	$14.64623	0
01/01/2016 to 12/31/2016	$14.64623	$16.40904	0
01/01/2017 to 12/31/2017	$16.40904	$19.11553	0
01/01/2018 to 12/31/2018	$19.11553	$15.68012	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.86956	$7.40853	0
01/01/2010 to 12/31/2010	$7.40853	$8.34664	0
01/01/2011 to 12/31/2011	$8.34664	$7.91961	0
01/01/2012 to 12/31/2012	$7.91961	$8.63967	0
01/01/2013 to 12/31/2013	$8.63967	$10.23183	0
01/01/2014 to 12/31/2014	$10.23183	$10.60914	0
01/01/2015 to 12/31/2015	$10.60914	$10.36051	850
01/01/2016 to 12/31/2016	$10.36051	$10.84682	1,141
01/01/2017 to 12/31/2017	$10.84682	$12.10964	2,268
01/01/2018 to 12/31/2018	$12.10964	$11.30524	983
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.29574	$10.19798	0
01/01/2010 to 12/31/2010	$10.19798	$10.80390	0
01/01/2011 to 12/31/2011	$10.80390	$11.25777	0
01/01/2012 to 12/31/2012	$11.25777	$11.93240	0
01/01/2013 to 12/31/2013	$11.93240	$11.55183	0
01/01/2014 to 12/31/2014	$11.55183	$12.16998	0
01/01/2015 to 12/31/2015	$12.16998	$12.10826	0
01/01/2016 to 12/31/2016	$12.10826	$12.51297	0
01/01/2017 to 12/31/2017	$12.51297	$13.07368	0
01/01/2018 to 12/31/2018	$13.07368	$12.55639	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal TrueIncome Only (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.97316	$8.50976	3,948
01/01/2010 to 12/31/2010	$8.50976	$9.35005	1,154
01/01/2011 to 12/31/2011	$9.35005	$8.93170	1,153
01/01/2012 to 12/31/2012	$8.93170	$9.86614	1,152
01/01/2013 to 12/31/2013	$9.86614	$10.64769	1,151
01/01/2014 to 12/31/2014	$10.64769	$10.84782	939
01/01/2015 to 12/31/2015	$10.84782	$10.30262	0
01/01/2016 to 12/31/2016	$10.30262	$10.75126	0
01/01/2017 to 12/31/2017	$10.75126	$11.87908	0
01/01/2018 to 12/31/2018	$11.87908	$10.70781	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.21545	$8.93592	413
01/01/2010 to 12/31/2010	$8.93592	$9.97102	1,293
01/01/2011 to 12/31/2011	$9.97102	$9.79613	1,291
01/01/2012 to 12/31/2012	$9.79613	$10.92494	1,289
01/01/2013 to 12/31/2013	$10.92494	$12.49604	1,288
01/01/2014 to 12/31/2014	$12.49604	$13.01174	881
01/01/2015 to 12/31/2015	$13.01174	$12.87134	0
01/01/2016 to 12/31/2016	$12.87134	$13.52916	0
01/01/2017 to 12/31/2017	$13.52916	$15.52458	0
01/01/2018 to 12/31/2018	$15.52458	$14.33642	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.30062	$8.83347	7,321
01/01/2010 to 12/31/2010	$8.83347	$9.73600	7,414
01/01/2011 to 12/31/2011	$9.73600	$9.43835	6,495
01/01/2012 to 12/31/2012	$9.43835	$10.41733	6,491
01/01/2013 to 12/31/2013	$10.41733	$12.02690	6,400
01/01/2014 to 12/31/2014	$12.02690	$12.57207	6,058
01/01/2015 to 12/31/2015	$12.57207	$12.39611	5,731
01/01/2016 to 12/31/2016	$12.39611	$12.93133	5,397
01/01/2017 to 12/31/2017	$12.93133	$14.58212	5,092
01/01/2018 to 12/31/2018	$14.58212	$13.60232	4,809
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99845	$9.15334	0
01/01/2012 to 12/31/2012	$9.15334	$10.05068	0
01/01/2013 to 12/31/2013	$10.05068	$10.93358	0
01/01/2014 to 12/31/2014	$10.93358	$11.25460	0
01/01/2015 to 12/31/2015	$11.25460	$10.71306	0
01/01/2016 to 12/31/2016	$10.71306	$11.24524	0
01/01/2017 to 12/31/2017	$11.24524	$12.42761	0
01/01/2018 to 12/31/2018	$12.42761	$11.55060	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.25537	$11.09340	0
01/01/2010 to 12/31/2010	$11.09340	$11.31076	0
01/01/2011 to 12/31/2011	$11.31076	$11.34944	0
01/01/2012 to 12/31/2012	$11.34944	$11.66006	0
01/01/2013 to 12/31/2013	$11.66006	$11.19355	0
01/01/2014 to 12/31/2014	$11.19355	$10.97373	0
01/01/2015 to 12/31/2015	$10.97373	$10.82094	0
01/01/2016 to 12/31/2016	$10.82094	$10.79298	0
01/01/2017 to 12/31/2017	$10.79298	$10.77231	0
01/01/2018 to 12/31/2018	$10.77231	$10.64883	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.16253	$11.62088	0
01/01/2010 to 12/31/2010	$11.62088	$12.28403	0
01/01/2011 to 12/31/2011	$12.28403	$12.43807	0
01/01/2012 to 12/31/2012	$12.43807	$13.34324	0
01/01/2013 to 12/31/2013	$13.34324	$12.85347	0
01/01/2014 to 12/31/2014	$12.85347	$13.14721	0
01/01/2015 to 12/31/2015	$13.14721	$12.62977	0
01/01/2016 to 12/31/2016	$12.62977	$12.91860	0
01/01/2017 to 12/31/2017	$12.91860	$13.23093	0
01/01/2018 to 12/31/2018	$13.23093	$12.89688	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.15994	$11.21089	6,680
01/01/2010 to 12/31/2010	$11.21089	$12.23217	6,014
01/01/2011 to 12/31/2011	$12.23217	$13.63408	5,393
01/01/2012 to 12/31/2012	$13.63408	$14.14385	5,390
01/01/2013 to 12/31/2013	$14.14385	$13.44361	5,388
01/01/2014 to 12/31/2014	$13.44361	$13.54377	4,773
01/01/2015 to 12/31/2015	$13.54377	$13.39859	4,159
01/01/2016 to 12/31/2016	$13.39859	$13.36041	3,998
01/01/2017 to 12/31/2017	$13.36041	$13.20484	3,839
01/01/2018 to 12/31/2018	$13.20484	$13.05487	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.21713	$11.06580	543
01/01/2010 to 12/31/2010	$11.06580	$12.09287	0
01/01/2011 to 12/31/2011	$12.09287	$13.76290	0
01/01/2012 to 12/31/2012	$13.76290	$14.29697	0
01/01/2013 to 12/31/2013	$14.29697	$13.35212	0
01/01/2014 to 12/31/2014	$13.35212	$13.66163	0
01/01/2015 to 12/31/2015	$13.66163	$13.55018	0
01/01/2016 to 12/31/2016	$13.55018	$13.48996	0
01/01/2017 to 12/31/2017	$13.48996	$13.33926	0
01/01/2018 to 12/31/2018	$13.33926	$13.16279	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99897	$8.78288	0
01/01/2010 to 12/31/2010	$8.78288	$9.63981	1,906
01/01/2011 to 12/31/2011	$9.63981	$11.22690	0
01/01/2012 to 12/31/2012	$11.22690	$11.71316	0
01/01/2013 to 12/31/2013	$11.71316	$10.74555	0
01/01/2014 to 12/31/2014	$10.74555	$11.19443	0
01/01/2015 to 12/31/2015	$11.19443	$11.15316	0
01/01/2016 to 12/31/2016	$11.15316	$11.15944	0
01/01/2017 to 12/31/2017	$11.15944	$11.04842	0
01/01/2018 to 12/31/2018	$11.04842	$10.87266	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99793	$11.00082	0
01/01/2011 to 12/31/2011	$11.00082	$12.98729	1,213
01/01/2012 to 12/31/2012	$12.98729	$13.61030	0
01/01/2013 to 12/31/2013	$13.61030	$12.42111	0
01/01/2014 to 12/31/2014	$12.42111	$13.12545	0
01/01/2015 to 12/31/2015	$13.12545	$13.11008	0
01/01/2016 to 12/31/2016	$13.11008	$13.12746	0
01/01/2017 to 12/31/2017	$13.12746	$13.08657	0
01/01/2018 to 12/31/2018	$13.08657	$12.84952	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01233	0
01/01/2012 to 12/31/2012	$12.01233	$12.47701	1,182
01/01/2013 to 12/31/2013	$12.47701	$11.05074	0
01/01/2014 to 12/31/2014	$11.05074	$11.96872	0
01/01/2015 to 12/31/2015	$11.96872	$11.99150	0
01/01/2016 to 12/31/2016	$11.99150	$11.98295	0
01/01/2017 to 12/31/2017	$11.98295	$11.94426	0
01/01/2018 to 12/31/2018	$11.94426	$11.70278	4,241
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39188	0
01/01/2013 to 12/31/2013	$10.39188	$9.15774	0
01/01/2014 to 12/31/2014	$9.15774	$10.12082	0
01/01/2015 to 12/31/2015	$10.12082	$10.20076	0
01/01/2016 to 12/31/2016	$10.20076	$10.20192	0
01/01/2017 to 12/31/2017	$10.20192	$10.18164	0
01/01/2018 to 12/31/2018	$10.18164	$9.96414	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74350	0
01/01/2014 to 12/31/2014	$8.74350	$9.83217	0
01/01/2015 to 12/31/2015	$9.83217	$9.92259	0
01/01/2016 to 12/31/2016	$9.92259	$9.92328	0
01/01/2017 to 12/31/2017	$9.92328	$9.90232	0
01/01/2018 to 12/31/2018	$9.90232	$9.65388	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29522	0
01/01/2015 to 12/31/2015	$11.29522	$11.30575	0
01/01/2016 to 12/31/2016	$11.30575	$11.36924	0
01/01/2017 to 12/31/2017	$11.36924	$11.36155	0
01/01/2018 to 12/31/2018	$11.36155	$11.06636	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93108	0
01/01/2016 to 12/31/2016	$9.93108	$9.94836	0
01/01/2017 to 12/31/2017	$9.94836	$9.99937	0
01/01/2018 to 12/31/2018	$9.99937	$9.70956	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87263	0
01/01/2017 to 12/31/2017	$9.87263	$9.94879	0
01/01/2018 to 12/31/2018	$9.94879	$9.63917	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99793	$10.02973	0
01/01/2018 to 12/31/2018	$10.02973	$9.63913	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99793	$9.65529	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.64593	$8.17380	15,900
01/01/2010 to 12/31/2010	$8.17380	$9.09410	15,898
01/01/2011 to 12/31/2011	$9.09410	$8.70797	15,896
01/01/2012 to 12/31/2012	$8.70797	$9.71780	15,895
01/01/2013 to 12/31/2013	$9.71780	$11.69922	15,893
01/01/2014 to 12/31/2014	$11.69922	$12.28384	15,892
01/01/2015 to 12/31/2015	$12.28384	$12.11879	3,958
01/01/2016 to 12/31/2016	$12.11879	$12.70603	3,957
01/01/2017 to 12/31/2017	$12.70603	$14.70015	3,740
01/01/2018 to 12/31/2018	$14.70015	$13.52726	3,543
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64106	0
01/01/2014 to 12/31/2014	$11.64106	$12.97841	0
01/01/2015 to 12/31/2015	$12.97841	$12.28117	0
01/01/2016 to 12/31/2016	$12.28117	$13.84746	0
01/01/2017 to 12/31/2017	$13.84746	$16.09061	0
01/01/2018 to 12/31/2018	$16.09061	$15.03621	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.96480	$7.72222	0
01/01/2010 to 12/31/2010	$7.72222	$9.75243	0
01/01/2011 to 12/31/2011	$9.75243	$10.20123	0
01/01/2012 to 12/31/2012	$10.20123	$11.54685	0
01/01/2013 to 12/31/2013	$11.54685	$11.68619	0
01/01/2014 to 12/31/2014	$11.68619	$15.01331	0
01/01/2015 to 12/31/2015	$15.01331	$15.44681	0
01/01/2016 to 12/31/2016	$15.44681	$15.88893	0
01/01/2017 to 12/31/2017	$15.88893	$16.56692	0
01/01/2018 to 12/31/2018	$16.56692	$15.48298	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.69799	$8.14061	14,032
01/01/2010 to 12/31/2010	$8.14061	$9.13613	12,517
01/01/2011 to 12/31/2011	$9.13613	$8.83081	11,868
01/01/2012 to 12/31/2012	$8.83081	$9.58723	11,230
01/01/2013 to 12/31/2013	$9.58723	$10.79699	10,642
01/01/2014 to 12/31/2014	$10.79699	$10.92933	10,096
01/01/2015 to 12/31/2015	$10.92933	$10.83151	6,686
01/01/2016 to 12/31/2016	$10.83151	$11.08175	6,147
01/01/2017 to 12/31/2017	$11.08175	$12.66674	5,652
01/01/2018 to 12/31/2018	$12.66674	$11.46630	5,182
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10743	$8.09706	0
01/01/2010 to 12/31/2010	$8.09706	$9.55097	0
01/01/2011 to 12/31/2011	$9.55097	$8.90050	0
01/01/2012 to 12/31/2012	$8.90050	$11.07529	0
01/01/2013 to 12/31/2013	$11.07529	$11.34093	0
01/01/2014 to 12/31/2014	$11.34093	$12.67871	0
01/01/2015 to 12/31/2015	$12.67871	$12.43085	0
01/01/2016 to 12/31/2016	$12.43085	$12.30841	0
01/01/2017 to 12/31/2017	$12.30841	$13.39410	0
01/01/2018 to 12/31/2018	$13.39410	$12.52361	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.93530	$6.94204	0
01/01/2010 to 12/31/2010	$6.94204	$7.69028	0
01/01/2011 to 12/31/2011	$7.69028	$7.13042	0
01/01/2012 to 12/31/2012	$7.13042	$8.37319	0
01/01/2013 to 12/31/2013	$8.37319	$10.97300	0
01/01/2014 to 12/31/2014	$10.97300	$12.18220	0
01/01/2015 to 12/31/2015	$12.18220	$11.40226	0
01/01/2016 to 12/31/2016	$11.40226	$12.48128	0
01/01/2017 to 12/31/2017	$12.48128	$13.44264	0
01/01/2018 to 12/31/2018	$13.44264	$12.06554	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.05243	$9.33050	0
01/01/2010 to 12/31/2010	$9.33050	$10.97167	0
01/01/2011 to 12/31/2011	$10.97167	$10.44650	0
01/01/2012 to 12/31/2012	$10.44650	$12.26188	0
01/01/2013 to 12/31/2013	$12.26188	$15.90650	0
01/01/2014 to 12/31/2014	$15.90650	$17.40882	0
01/01/2015 to 12/31/2015	$17.40882	$16.11250	0
01/01/2016 to 12/31/2016	$16.11250	$16.07228	0
01/01/2017 to 12/31/2017	$16.07228	$20.04607	0
01/01/2018 to 12/31/2018	$20.04607	$18.81428	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60462	$9.20764	0
01/01/2010 to 12/31/2010	$9.20764	$10.08376	0
01/01/2011 to 12/31/2011	$10.08376	$9.84556	0
01/01/2012 to 12/31/2012	$9.84556	$10.64011	0
01/01/2013 to 12/31/2013	$10.64011	$11.46687	0
01/01/2014 to 12/31/2014	$11.46687	$11.70751	0
01/01/2015 to 12/31/2015	$11.70751	$11.38448	0
01/01/2016 to 12/31/2016	$11.38448	$11.75956	0
01/01/2017 to 12/31/2017	$11.75956	$12.95819	6,031
01/01/2018 to 12/31/2018	$12.95819	$11.81744	5,665
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.63187	$9.50009	0
01/01/2010 to 12/31/2010	$9.50009	$11.81819	0
01/01/2011 to 12/31/2011	$11.81819	$11.74881	0
01/01/2012 to 12/31/2012	$11.74881	$13.33807	0
01/01/2013 to 12/31/2013	$13.33807	$18.16936	0
01/01/2014 to 12/31/2014	$18.16936	$19.11349	0
01/01/2015 to 12/31/2015	$19.11349	$17.72600	0
01/01/2016 to 12/31/2016	$17.72600	$21.62497	0
01/01/2017 to 12/31/2017	$21.62497	$23.80884	0
01/01/2018 to 12/31/2018	$23.80884	$20.07591	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.18127	$10.01586	0
01/01/2010 to 12/31/2010	$10.01586	$9.83128	0
01/01/2011 to 12/31/2011	$9.83128	$9.65009	0
01/01/2012 to 12/31/2012	$9.65009	$9.47028	0
01/01/2013 to 12/31/2013	$9.47028	$9.29348	0
01/01/2014 to 12/31/2014	$9.29348	$9.11993	0
01/01/2015 to 12/31/2015	$9.11993	$8.94958	0
01/01/2016 to 12/31/2016	$8.94958	$8.78287	0
01/01/2017 to 12/31/2017	$8.78287	$8.64871	0
01/01/2018 to 12/31/2018	$8.64871	$8.59672	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.68350	$10.22078	0
01/01/2010 to 12/31/2010	$10.22078	$11.38405	0
01/01/2011 to 12/31/2011	$11.38405	$11.52626	0
01/01/2012 to 12/31/2012	$11.52626	$12.88007	0
01/01/2013 to 12/31/2013	$12.88007	$13.54720	0
01/01/2014 to 12/31/2014	$13.54720	$13.63427	0
01/01/2015 to 12/31/2015	$13.63427	$12.90300	0
01/01/2016 to 12/31/2016	$12.90300	$14.61218	0
01/01/2017 to 12/31/2017	$14.61218	$15.41150	0
01/01/2018 to 12/31/2018	$15.41150	$14.82180	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.48443	$6.42806	0
01/01/2010 to 12/31/2010	$6.42806	$7.13815	0
01/01/2011 to 12/31/2011	$7.13815	$6.71202	0
01/01/2012 to 12/31/2012	$6.71202	$7.69878	0
01/01/2013 to 12/31/2013	$7.69878	$10.56655	0
01/01/2014 to 12/31/2014	$10.56655	$11.79460	0
01/01/2015 to 12/31/2015	$11.79460	$10.66739	0
01/01/2016 to 12/31/2016	$10.66739	$12.55034	0
01/01/2017 to 12/31/2017	$12.55034	$14.68048	0
01/01/2018 to 12/31/2018	$14.68048	$12.36630	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.40188	$7.17172	0
01/01/2010 to 12/31/2010	$7.17172	$8.05818	0
01/01/2011 to 12/31/2011	$8.05818	$6.88591	0
01/01/2012 to 12/31/2012	$6.88591	$8.13350	0
01/01/2013 to 12/31/2013	$8.13350	$9.50261	0
01/01/2014 to 12/31/2014	$9.50261	$8.80997	0
01/01/2015 to 12/31/2015	$8.80997	$8.91764	0
01/01/2016 to 12/31/2016	$8.91764	$8.42082	0
01/01/2017 to 12/31/2017	$8.42082	$11.19165	0
01/01/2018 to 12/31/2018	$11.19165	$9.51753	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.74991	$7.36363	0
01/01/2010 to 12/31/2010	$7.36363	$8.02708	0
01/01/2011 to 12/31/2011	$8.02708	$6.88888	0
01/01/2012 to 12/31/2012	$6.88888	$7.88745	0
01/01/2013 to 12/31/2013	$7.88745	$9.24697	0
01/01/2014 to 12/31/2014	$9.24697	$8.46593	0
01/01/2015 to 12/31/2015	$8.46593	$8.37577	0
01/01/2016 to 12/31/2016	$8.37577	$8.26742	0
01/01/2017 to 12/31/2017	$8.26742	$9.96438	0
01/01/2018 to 12/31/2018	$9.96438	$8.19955	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98135	$10.86097	0
01/01/2010 to 12/31/2010	$10.86097	$11.81045	0
01/01/2011 to 12/31/2011	$11.81045	$13.03258	0
01/01/2012 to 12/31/2012	$13.03258	$13.99132	0
01/01/2013 to 12/31/2013	$13.99132	$13.29309	0
01/01/2014 to 12/31/2014	$13.29309	$13.92273	0
01/01/2015 to 12/31/2015	$13.92273	$13.82302	0
01/01/2016 to 12/31/2016	$13.82302	$14.13581	0
01/01/2017 to 12/31/2017	$14.13581	$14.47078	0
01/01/2018 to 12/31/2018	$14.47078	$14.16116	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.12923	$8.86178	1,872
01/01/2010 to 12/31/2010	$8.86178	$9.89791	792
01/01/2011 to 12/31/2011	$9.89791	$9.65807	1,152
01/01/2012 to 12/31/2012	$9.65807	$10.76491	1,294
01/01/2013 to 12/31/2013	$10.76491	$12.28392	0
01/01/2014 to 12/31/2014	$12.28392	$12.82172	0
01/01/2015 to 12/31/2015	$12.82172	$12.45060	0
01/01/2016 to 12/31/2016	$12.45060	$12.85601	0
01/01/2017 to 12/31/2017	$12.85601	$14.75582	1,090
01/01/2018 to 12/31/2018	$14.75582	$13.41144	1,024
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.94481	$7.92696	0
01/01/2010 to 12/31/2010	$7.92696	$8.33676	0
01/01/2011 to 12/31/2011	$8.33676	$7.43271	0
01/01/2012 to 12/31/2012	$7.43271	$8.89179	0
01/01/2013 to 12/31/2013	$8.89179	$10.06615	0
01/01/2014 to 12/31/2014	$10.06615	$9.24936	0
01/01/2015 to 12/31/2015	$9.24936	$8.82296	0
01/01/2016 to 12/31/2016	$8.82296	$8.82577	0
01/01/2017 to 12/31/2017	$8.82577	$11.22795	0
01/01/2018 to 12/31/2018	$11.22795	$9.09246	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.82983	$9.37555	4,670
01/01/2010 to 12/31/2010	$9.37555	$9.87388	3,257
01/01/2011 to 12/31/2011	$9.87388	$9.71232	3,172
01/01/2012 to 12/31/2012	$9.71232	$10.55246	3,111
01/01/2013 to 12/31/2013	$10.55246	$11.49778	2,333
01/01/2014 to 12/31/2014	$11.49778	$11.89787	2,230
01/01/2015 to 12/31/2015	$11.89787	$11.65440	2,119
01/01/2016 to 12/31/2016	$11.65440	$11.87625	2,151
01/01/2017 to 12/31/2017	$11.87625	$13.07023	2,152
01/01/2018 to 12/31/2018	$13.07023	$12.16742	2,091
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28765	0
01/01/2010 to 12/31/2010	$10.28765	$11.23808	0
01/01/2011 to 12/31/2011	$11.23808	$11.10143	0
01/01/2012 to 12/31/2012	$11.10143	$12.54830	0
01/01/2013 to 12/31/2013	$12.54830	$16.80798	0
01/01/2014 to 12/31/2014	$16.80798	$18.06181	0
01/01/2015 to 12/31/2015	$18.06181	$19.60948	0
01/01/2016 to 12/31/2016	$19.60948	$18.96225	0
01/01/2017 to 12/31/2017	$18.96225	$25.27678	0
01/01/2018 to 12/31/2018	$25.27678	$24.40259	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.98019	$7.61491	0
01/01/2010 to 12/31/2010	$7.61491	$8.94884	0
01/01/2011 to 12/31/2011	$8.94884	$8.70184	0
01/01/2012 to 12/31/2012	$8.70184	$9.58657	0
01/01/2013 to 12/31/2013	$9.58657	$12.85196	0
01/01/2014 to 12/31/2014	$12.85196	$13.94756	0
01/01/2015 to 12/31/2015	$13.94756	$15.06561	0
01/01/2016 to 12/31/2016	$15.06561	$15.60931	0
01/01/2017 to 12/31/2017	$15.60931	$20.37214	0
01/01/2018 to 12/31/2018	$20.37214	$19.45244	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.75217	$8.71384	0
01/01/2010 to 12/31/2010	$8.71384	$9.58130	0
01/01/2011 to 12/31/2011	$9.58130	$9.10816	0
01/01/2012 to 12/31/2012	$9.10816	$11.00055	0
01/01/2013 to 12/31/2013	$11.00055	$13.77831	0
01/01/2014 to 12/31/2014	$13.77831	$14.01188	0
01/01/2015 to 12/31/2015	$14.01188	$13.54878	0
01/01/2016 to 12/31/2016	$13.54878	$14.24197	0
01/01/2017 to 12/31/2017	$14.24197	$17.30883	0
01/01/2018 to 12/31/2018	$17.30883	$15.36135	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.72320	$8.20117	0
01/01/2010 to 12/31/2010	$8.20117	$9.07694	0
01/01/2011 to 12/31/2011	$9.07694	$8.85470	0
01/01/2012 to 12/31/2012	$8.85470	$10.17362	0
01/01/2013 to 12/31/2013	$10.17362	$13.64839	0
01/01/2014 to 12/31/2014	$13.64839	$14.56007	0
01/01/2015 to 12/31/2015	$14.56007	$15.32111	0
01/01/2016 to 12/31/2016	$15.32111	$15.32300	0
01/01/2017 to 12/31/2017	$15.32300	$19.65548	0
01/01/2018 to 12/31/2018	$19.65548	$19.70102	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18845	0
01/01/2013 to 12/31/2013	$10.18845	$13.44811	0
01/01/2014 to 12/31/2014	$13.44811	$14.54544	0
01/01/2015 to 12/31/2015	$14.54544	$14.17063	0
01/01/2016 to 12/31/2016	$14.17063	$15.77644	0
01/01/2017 to 12/31/2017	$15.77644	$18.16723	0
01/01/2018 to 12/31/2018	$18.16723	$16.01663	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.67576	$7.83349	0
01/01/2010 to 12/31/2010	$7.83349	$9.48891	0
01/01/2011 to 12/31/2011	$9.48891	$9.08069	0
01/01/2012 to 12/31/2012	$9.08069	$10.43717	0
01/01/2013 to 12/31/2013	$10.43717	$14.54496	0
01/01/2014 to 12/31/2014	$14.54496	$16.30739	0
01/01/2015 to 12/31/2015	$16.30739	$15.10081	0
01/01/2016 to 12/31/2016	$15.10081	$17.52099	0
01/01/2017 to 12/31/2017	$17.52099	$19.56567	0
01/01/2018 to 12/31/2018	$19.56567	$16.04140	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30826	0
01/01/2013 to 12/31/2013	$10.30826	$12.02922	0
01/01/2014 to 12/31/2014	$12.02922	$12.41121	0
01/01/2015 to 12/31/2015	$12.41121	$12.02818	0
01/01/2016 to 12/31/2016	$12.02818	$12.31423	0
01/01/2017 to 12/31/2017	$12.31423	$14.07813	0
01/01/2018 to 12/31/2018	$14.07813	$12.67068	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56840	$9.09915	0
01/01/2010 to 12/31/2010	$9.09915	$10.91788	0
01/01/2011 to 12/31/2011	$10.91788	$8.54230	0
01/01/2012 to 12/31/2012	$8.54230	$9.88554	0
01/01/2013 to 12/31/2013	$9.88554	$9.72259	0
01/01/2014 to 12/31/2014	$9.72259	$9.09418	0
01/01/2015 to 12/31/2015	$9.09418	$7.43153	0
01/01/2016 to 12/31/2016	$7.43153	$8.19463	0
01/01/2017 to 12/31/2017	$8.19463	$10.16333	0
01/01/2018 to 12/31/2018	$10.16333	$8.57166	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.28423	$9.75850	7,907
01/01/2010 to 12/31/2010	$9.75850	$10.58873	9,139
01/01/2011 to 12/31/2011	$10.58873	$10.49478	9,135
01/01/2012 to 12/31/2012	$10.49478	$11.36692	9,132
01/01/2013 to 12/31/2013	$11.36692	$12.18228	9,129
01/01/2014 to 12/31/2014	$12.18228	$12.64526	9,126
01/01/2015 to 12/31/2015	$12.64526	$12.42683	7,892
01/01/2016 to 12/31/2016	$12.42683	$12.86911	7,889
01/01/2017 to 12/31/2017	$12.86911	$13.90884	0
01/01/2018 to 12/31/2018	$13.90884	$13.26008	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06681	0
01/01/2012 to 12/31/2012	$10.06681	$10.58083	0
01/01/2013 to 12/31/2013	$10.58083	$10.14312	0
01/01/2014 to 12/31/2014	$10.14312	$10.55702	0
01/01/2015 to 12/31/2015	$10.55702	$10.33213	0
01/01/2016 to 12/31/2016	$10.33213	$10.56636	0
01/01/2017 to 12/31/2017	$10.56636	$10.95767	0
01/01/2018 to 12/31/2018	$10.95767	$10.66452	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.14116	$7.59181	3,868
01/01/2010 to 12/31/2010	$7.59181	$8.86716	5,051
01/01/2011 to 12/31/2011	$8.86716	$8.16104	4,961
01/01/2012 to 12/31/2012	$8.16104	$9.04324	4,757
01/01/2013 to 12/31/2013	$9.04324	$10.38525	4,123
01/01/2014 to 12/31/2014	$10.38525	$11.12873	3,926
01/01/2015 to 12/31/2015	$11.12873	$10.85400	2,271
01/01/2016 to 12/31/2016	$10.85400	$11.72699	2,258
01/01/2017 to 12/31/2017	$11.72699	$13.36106	2,943
01/01/2018 to 12/31/2018	$13.36106	$12.11443	2,766
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.85753	$7.00256	0
01/01/2010 to 12/31/2010	$7.00256	$7.90595	0
01/01/2011 to 12/31/2011	$7.90595	$8.02675	0
01/01/2012 to 12/31/2012	$8.02675	$9.35787	0
01/01/2013 to 12/31/2013	$9.35787	$12.16108	0
01/01/2014 to 12/31/2014	$12.16108	$13.98824	0
01/01/2015 to 12/31/2015	$13.98824	$14.14977	0
01/01/2016 to 12/31/2016	$14.14977	$15.94769	0
01/01/2017 to 12/31/2017	$15.94769	$19.13312	0
01/01/2018 to 12/31/2018	$19.13312	$17.23125	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88668	0
01/01/2012 to 12/31/2012	$8.88668	$9.86797	0
01/01/2013 to 12/31/2013	$9.86797	$11.85265	0
01/01/2014 to 12/31/2014	$11.85265	$12.38749	0
01/01/2015 to 12/31/2015	$12.38749	$12.17448	0
01/01/2016 to 12/31/2016	$12.17448	$12.70297	0
01/01/2017 to 12/31/2017	$12.70297	$14.73402	0
01/01/2018 to 12/31/2018	$14.73402	$13.51360	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.33576	$8.88239	2,977
01/01/2010 to 12/31/2010	$8.88239	$9.75540	2,973
01/01/2011 to 12/31/2011	$9.75540	$9.39965	2,969
01/01/2012 to 12/31/2012	$9.39965	$10.17229	2,966
01/01/2013 to 12/31/2013	$10.17229	$11.22407	2,962
01/01/2014 to 12/31/2014	$11.22407	$11.58062	2,959
01/01/2015 to 12/31/2015	$11.58062	$11.34549	2,956
01/01/2016 to 12/31/2016	$11.34549	$11.67024	2,953
01/01/2017 to 12/31/2017	$11.67024	$13.31207	2,950
01/01/2018 to 12/31/2018	$13.31207	$12.02988	2,948
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.59912	$7.28925	0
01/01/2010 to 12/31/2010	$7.28925	$9.48126	0
01/01/2011 to 12/31/2011	$9.48126	$8.08449	0
01/01/2012 to 12/31/2012	$8.08449	$9.52587	0
01/01/2013 to 12/31/2013	$9.52587	$13.16320	0
01/01/2014 to 12/31/2014	$13.16320	$13.55567	0
01/01/2015 to 12/31/2015	$13.55567	$13.48018	0
01/01/2016 to 12/31/2016	$13.48018	$14.24749	0
01/01/2017 to 12/31/2017	$14.24749	$17.85392	0
01/01/2018 to 12/31/2018	$17.85392	$15.61900	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.29069	$8.26641	0
01/01/2010 to 12/31/2010	$8.26641	$11.06637	0
01/01/2011 to 12/31/2011	$11.06637	$10.75364	0
01/01/2012 to 12/31/2012	$10.75364	$11.83747	0
01/01/2013 to 12/31/2013	$11.83747	$15.70254	0
01/01/2014 to 12/31/2014	$15.70254	$15.99780	0
01/01/2015 to 12/31/2015	$15.99780	$15.82236	0
01/01/2016 to 12/31/2016	$15.82236	$17.40270	0
01/01/2017 to 12/31/2017	$17.40270	$21.16309	0
01/01/2018 to 12/31/2018	$21.16309	$19.02056	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.51489	$8.11952	0
01/01/2010 to 12/31/2010	$8.11952	$10.03914	0
01/01/2011 to 12/31/2011	$10.03914	$9.26316	0
01/01/2012 to 12/31/2012	$9.26316	$10.74073	0
01/01/2013 to 12/31/2013	$10.74073	$14.48246	0
01/01/2014 to 12/31/2014	$14.48246	$14.96080	0
01/01/2015 to 12/31/2015	$14.96080	$14.04864	0
01/01/2016 to 12/31/2016	$14.04864	$17.81319	0
01/01/2017 to 12/31/2017	$17.81319	$18.76581	0
01/01/2018 to 12/31/2018	$18.76581	$15.26926	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.40835	$9.02504	10,808
01/01/2010 to 12/31/2010	$9.02504	$9.87813	10,454
01/01/2011 to 12/31/2011	$9.87813	$9.88621	9,958
01/01/2012 to 12/31/2012	$9.88621	$11.01074	9,526
01/01/2013 to 12/31/2013	$11.01074	$12.62408	8,449
01/01/2014 to 12/31/2014	$12.62408	$13.11675	8,015
01/01/2015 to 12/31/2015	$13.11675	$12.87730	7,785
01/01/2016 to 12/31/2016	$12.87730	$13.59077	7,764
01/01/2017 to 12/31/2017	$13.59077	$15.39255	7,404
01/01/2018 to 12/31/2018	$15.39255	$14.29906	7,012
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.87234	$8.83842	0
01/01/2010 to 12/31/2010	$8.83842	$10.04478	0
01/01/2011 to 12/31/2011	$10.04478	$9.69047	0
01/01/2012 to 12/31/2012	$9.69047	$11.18137	0
01/01/2013 to 12/31/2013	$11.18137	$15.80336	0
01/01/2014 to 12/31/2014	$15.80336	$16.80250	0
01/01/2015 to 12/31/2015	$16.80250	$18.06895	0
01/01/2016 to 12/31/2016	$18.06895	$18.21076	0
01/01/2017 to 12/31/2017	$18.21076	$24.64256	0
01/01/2018 to 12/31/2018	$24.64256	$25.11481	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.03272	$7.00101	0
01/01/2010 to 12/31/2010	$7.00101	$7.72521	0
01/01/2011 to 12/31/2011	$7.72521	$7.54389	0
01/01/2012 to 12/31/2012	$7.54389	$8.39489	0
01/01/2013 to 12/31/2013	$8.39489	$11.09096	0
01/01/2014 to 12/31/2014	$11.09096	$11.05342	0
01/01/2015 to 12/31/2015	$11.05342	$10.18936	0
01/01/2016 to 12/31/2016	$10.18936	$10.61235	0
01/01/2017 to 12/31/2017	$10.61235	$12.13868	0
01/01/2018 to 12/31/2018	$12.13868	$10.75418	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.70792	$8.36558	0
01/01/2010 to 12/31/2010	$8.36558	$9.88866	0
01/01/2011 to 12/31/2011	$9.88866	$8.25662	0
01/01/2012 to 12/31/2012	$8.25662	$8.39532	0
01/01/2013 to 12/31/2013	$8.39532	$9.50576	0
01/01/2014 to 12/31/2014	$9.50576	$8.54825	0
01/01/2015 to 12/31/2015	$8.54825	$6.77351	0
01/01/2016 to 12/31/2016	$6.77351	$8.28356	0
01/01/2017 to 12/31/2017	$8.28356	$8.96720	0
01/01/2018 to 12/31/2018	$8.96720	$7.33350	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.15023	$11.16740	0
01/01/2010 to 12/31/2010	$11.16740	$11.58840	0
01/01/2011 to 12/31/2011	$11.58840	$11.84135	0
01/01/2012 to 12/31/2012	$11.84135	$12.22719	0
01/01/2013 to 12/31/2013	$12.22719	$11.54856	0
01/01/2014 to 12/31/2014	$11.54856	$11.39596	0
01/01/2015 to 12/31/2015	$11.39596	$10.66679	0
01/01/2016 to 12/31/2016	$10.66679	$10.92415	0
01/01/2017 to 12/31/2017	$10.92415	$10.93959	0
01/01/2018 to 12/31/2018	$10.93959	$10.94882	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.91502	$8.06168	0
01/01/2010 to 12/31/2010	$8.06168	$9.77890	0
01/01/2011 to 12/31/2011	$9.77890	$9.26539	0
01/01/2012 to 12/31/2012	$9.26539	$10.76616	0
01/01/2013 to 12/31/2013	$10.76616	$13.99002	0
01/01/2014 to 12/31/2014	$13.99002	$15.78391	0
01/01/2015 to 12/31/2015	$15.78391	$14.46554	0
01/01/2016 to 12/31/2016	$14.46554	$16.18280	0
01/01/2017 to 12/31/2017	$16.18280	$18.82431	0
01/01/2018 to 12/31/2018	$18.82431	$15.41832	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.85729	$7.38209	0
01/01/2010 to 12/31/2010	$7.38209	$8.30457	0
01/01/2011 to 12/31/2011	$8.30457	$7.86811	0
01/01/2012 to 12/31/2012	$7.86811	$8.57088	0
01/01/2013 to 12/31/2013	$8.57088	$10.13537	0
01/01/2014 to 12/31/2014	$10.13537	$10.49356	0
01/01/2015 to 12/31/2015	$10.49356	$10.23249	0
01/01/2016 to 12/31/2016	$10.23249	$10.69703	0
01/01/2017 to 12/31/2017	$10.69703	$11.92481	0
01/01/2018 to 12/31/2018	$11.92481	$11.11618	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.28051	$10.16632	0
01/01/2010 to 12/31/2010	$10.16632	$10.75449	0
01/01/2011 to 12/31/2011	$10.75449	$11.18976	0
01/01/2012 to 12/31/2012	$11.18976	$11.84280	0
01/01/2013 to 12/31/2013	$11.84280	$11.44813	0
01/01/2014 to 12/31/2014	$11.44813	$12.04292	0
01/01/2015 to 12/31/2015	$12.04292	$11.96416	0
01/01/2016 to 12/31/2016	$11.96416	$12.34593	0
01/01/2017 to 12/31/2017	$12.34593	$12.88022	0
01/01/2018 to 12/31/2018	$12.88022	$12.35229	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (1.95%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02472	$12.22918	0
01/01/2010 to 12/31/2010	$12.22918	$13.43010	0
01/01/2011 to 12/31/2011	$13.43010	$12.82288	0
01/01/2012 to 12/31/2012	$12.82288	$14.15740	0
01/01/2013 to 12/31/2013	$14.15740	$15.27131	0
01/01/2014 to 12/31/2014	$15.27131	$15.55077	0
01/01/2015 to 12/31/2015	$15.55077	$14.76193	0
01/01/2016 to 12/31/2016	$14.76193	$15.39719	0
01/01/2017 to 12/31/2017	$15.39719	$17.00369	0
01/01/2018 to 12/31/2018	$17.00369	$15.31945	0
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03706	$12.42638	0
01/01/2010 to 12/31/2010	$12.42638	$13.85894	0
01/01/2011 to 12/31/2011	$13.85894	$13.60912	0
01/01/2012 to 12/31/2012	$13.60912	$15.16999	0
01/01/2013 to 12/31/2013	$15.16999	$17.34301	0
01/01/2014 to 12/31/2014	$17.34301	$18.04979	0
01/01/2015 to 12/31/2015	$18.04979	$17.84614	0
01/01/2016 to 12/31/2016	$17.84614	$18.74908	0
01/01/2017 to 12/31/2017	$18.74908	$21.50383	0
01/01/2018 to 12/31/2018	$21.50383	$19.84830	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.61584	0
01/01/2014 to 12/31/2014	$11.61584	$12.89373	0
01/01/2015 to 12/31/2015	$12.89373	$12.86510	0
01/01/2016 to 12/31/2016	$12.86510	$13.96976	0
01/01/2017 to 12/31/2017	$13.96976	$16.73603	0
01/01/2018 to 12/31/2018	$16.73603	$15.07851	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02354	$12.05379	0
01/01/2010 to 12/31/2010	$12.05379	$13.27886	0
01/01/2011 to 12/31/2011	$13.27886	$12.86650	0
01/01/2012 to 12/31/2012	$12.86650	$14.19412	0
01/01/2013 to 12/31/2013	$14.19412	$16.37927	0
01/01/2014 to 12/31/2014	$16.37927	$17.11335	0
01/01/2015 to 12/31/2015	$17.11335	$16.86539	0
01/01/2016 to 12/31/2016	$16.86539	$17.58490	0
01/01/2017 to 12/31/2017	$17.58490	$19.82006	0
01/01/2018 to 12/31/2018	$19.82006	$18.47921	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99841	$9.15030	0
01/01/2012 to 12/31/2012	$9.15030	$10.04238	0
01/01/2013 to 12/31/2013	$10.04238	$10.91905	0
01/01/2014 to 12/31/2014	$10.91905	$11.23417	0
01/01/2015 to 12/31/2015	$11.23417	$10.68833	0
01/01/2016 to 12/31/2016	$10.68833	$11.21377	0
01/01/2017 to 12/31/2017	$11.21377	$12.38681	0
01/01/2018 to 12/31/2018	$12.38681	$11.50691	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99059	$10.49425	0
01/01/2010 to 12/31/2010	$10.49425	$10.69469	0
01/01/2011 to 12/31/2011	$10.69469	$10.72593	0
01/01/2012 to 12/31/2012	$10.72593	$11.01415	0
01/01/2013 to 12/31/2013	$11.01415	$10.56825	0
01/01/2014 to 12/31/2014	$10.56825	$10.35573	0
01/01/2015 to 12/31/2015	$10.35573	$10.20648	0
01/01/2016 to 12/31/2016	$10.20648	$10.17540	0
01/01/2017 to 12/31/2017	$10.17540	$10.15122	0
01/01/2018 to 12/31/2018	$10.15122	$10.03002	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98246	$11.06217	0
01/01/2010 to 12/31/2010	$11.06217	$11.68776	0
01/01/2011 to 12/31/2011	$11.68776	$11.82866	0
01/01/2012 to 12/31/2012	$11.82866	$12.68332	0
01/01/2013 to 12/31/2013	$12.68332	$12.21176	0
01/01/2014 to 12/31/2014	$12.21176	$12.48475	0
01/01/2015 to 12/31/2015	$12.48475	$11.98750	0
01/01/2016 to 12/31/2016	$11.98750	$12.25552	0
01/01/2017 to 12/31/2017	$12.25552	$12.54574	0
01/01/2018 to 12/31/2018	$12.54574	$12.22290	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03884	$12.32294	0
01/01/2010 to 12/31/2010	$12.32294	$13.70357	0
01/01/2011 to 12/31/2011	$13.70357	$13.11533	0
01/01/2012 to 12/31/2012	$13.11533	$14.62908	0
01/01/2013 to 12/31/2013	$14.62908	$17.60326	0
01/01/2014 to 12/31/2014	$17.60326	$18.47384	0
01/01/2015 to 12/31/2015	$18.47384	$18.21666	0
01/01/2016 to 12/31/2016	$18.21666	$19.08997	0
01/01/2017 to 12/31/2017	$19.08997	$22.07509	0
01/01/2018 to 12/31/2018	$22.07509	$20.30369	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99841	$11.63615	0
01/01/2014 to 12/31/2014	$11.63615	$12.96657	0
01/01/2015 to 12/31/2015	$12.96657	$12.26389	0
01/01/2016 to 12/31/2016	$12.26389	$13.82124	0
01/01/2017 to 12/31/2017	$13.82124	$16.05221	0
01/01/2018 to 12/31/2018	$16.05221	$14.99280	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61485	$14.52654	0
01/01/2010 to 12/31/2010	$14.52654	$18.33655	0
01/01/2011 to 12/31/2011	$18.33655	$19.17116	0
01/01/2012 to 12/31/2012	$19.17116	$21.68936	0
01/01/2013 to 12/31/2013	$21.68936	$21.94049	0
01/01/2014 to 12/31/2014	$21.94049	$28.17303	0
01/01/2015 to 12/31/2015	$28.17303	$28.97200	0
01/01/2016 to 12/31/2016	$28.97200	$29.78673	0
01/01/2017 to 12/31/2017	$29.78673	$31.04246	0
01/01/2018 to 12/31/2018	$31.04246	$28.99695	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01321	$12.30971	0
01/01/2010 to 12/31/2010	$12.30971	$13.80826	0
01/01/2011 to 12/31/2011	$13.80826	$13.34040	0
01/01/2012 to 12/31/2012	$13.34040	$14.47608	0
01/01/2013 to 12/31/2013	$14.47608	$16.29469	0
01/01/2014 to 12/31/2014	$16.29469	$16.48623	0
01/01/2015 to 12/31/2015	$16.48623	$16.33060	0
01/01/2016 to 12/31/2016	$16.33060	$16.69984	0
01/01/2017 to 12/31/2017	$16.69984	$19.07910	0
01/01/2018 to 12/31/2018	$19.07910	$17.26243	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85947	$13.94990	0
01/01/2010 to 12/31/2010	$13.94990	$16.44660	0
01/01/2011 to 12/31/2011	$16.44660	$15.31911	0
01/01/2012 to 12/31/2012	$15.31911	$19.05273	0
01/01/2013 to 12/31/2013	$19.05273	$19.50027	0
01/01/2014 to 12/31/2014	$19.50027	$21.78984	0
01/01/2015 to 12/31/2015	$21.78984	$21.35333	0
01/01/2016 to 12/31/2016	$21.35333	$21.13273	0
01/01/2017 to 12/31/2017	$21.13273	$22.98555	0
01/01/2018 to 12/31/2018	$22.98555	$21.48116	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12468	$12.21726	0
01/01/2010 to 12/31/2010	$12.21726	$13.52743	0
01/01/2011 to 12/31/2011	$13.52743	$12.53636	0
01/01/2012 to 12/31/2012	$12.53636	$14.71426	0
01/01/2013 to 12/31/2013	$14.71426	$19.27350	0
01/01/2014 to 12/31/2014	$19.27350	$21.38696	0
01/01/2015 to 12/31/2015	$21.38696	$20.00776	0
01/01/2016 to 12/31/2016	$20.00776	$21.89039	0
01/01/2017 to 12/31/2017	$21.89039	$23.56499	0
01/01/2018 to 12/31/2018	$23.56499	$21.14044	0
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05971	$13.49884	0
01/01/2010 to 12/31/2010	$13.49884	$15.86538	0
01/01/2011 to 12/31/2011	$15.86538	$15.09868	0
01/01/2012 to 12/31/2012	$15.09868	$17.71375	0
01/01/2013 to 12/31/2013	$17.71375	$22.96763	0
01/01/2014 to 12/31/2014	$22.96763	$25.12447	0
01/01/2015 to 12/31/2015	$25.12447	$23.24209	0
01/01/2016 to 12/31/2016	$23.24209	$23.17280	0
01/01/2017 to 12/31/2017	$23.17280	$28.88805	0
01/01/2018 to 12/31/2018	$28.88805	$27.09947	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02472	$11.87185	0
01/01/2010 to 12/31/2010	$11.87185	$12.99497	0
01/01/2011 to 12/31/2011	$12.99497	$12.68182	0
01/01/2012 to 12/31/2012	$12.68182	$13.69862	0
01/01/2013 to 12/31/2013	$13.69862	$14.75581	0
01/01/2014 to 12/31/2014	$14.75581	$15.05809	0
01/01/2015 to 12/31/2015	$15.05809	$14.63530	0
01/01/2016 to 12/31/2016	$14.63530	$15.11004	0
01/01/2017 to 12/31/2017	$15.11004	$16.64188	0
01/01/2018 to 12/31/2018	$16.64188	$15.16941	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95325	$12.77245	0
01/01/2010 to 12/31/2010	$12.77245	$15.88121	0
01/01/2011 to 12/31/2011	$15.88121	$15.78018	0
01/01/2012 to 12/31/2012	$15.78018	$17.90594	0
01/01/2013 to 12/31/2013	$17.90594	$24.37983	0
01/01/2014 to 12/31/2014	$24.37983	$25.63411	0
01/01/2015 to 12/31/2015	$25.63411	$23.76164	0
01/01/2016 to 12/31/2016	$23.76164	$28.97410	0
01/01/2017 to 12/31/2017	$28.97410	$31.88440	0
01/01/2018 to 12/31/2018	$31.88440	$26.87209	0
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99969	$9.87762	0
01/01/2010 to 12/31/2010	$9.87762	$9.69089	0
01/01/2011 to 12/31/2011	$9.69089	$9.50772	0
01/01/2012 to 12/31/2012	$9.50772	$9.32603	0
01/01/2013 to 12/31/2013	$9.32603	$9.14730	0
01/01/2014 to 12/31/2014	$9.14730	$8.97210	0
01/01/2015 to 12/31/2015	$8.97210	$8.80032	0
01/01/2016 to 12/31/2016	$8.80032	$8.63231	0
01/01/2017 to 12/31/2017	$8.63231	$8.49616	0
01/01/2018 to 12/31/2018	$8.49616	$8.44073	0
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01714	$12.52947	0
01/01/2010 to 12/31/2010	$12.52947	$13.94859	0
01/01/2011 to 12/31/2011	$13.94859	$14.11594	0
01/01/2012 to 12/31/2012	$14.11594	$15.76615	0
01/01/2013 to 12/31/2013	$15.76615	$16.57455	0
01/01/2014 to 12/31/2014	$16.57455	$16.67293	0
01/01/2015 to 12/31/2015	$16.67293	$15.77074	0
01/01/2016 to 12/31/2016	$15.77074	$17.85097	0
01/01/2017 to 12/31/2017	$17.85097	$18.81814	0
01/01/2018 to 12/31/2018	$18.81814	$18.08916	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06269	$12.74643	0
01/01/2010 to 12/31/2010	$12.74643	$14.14755	0
01/01/2011 to 12/31/2011	$14.14755	$13.29640	0
01/01/2012 to 12/31/2012	$13.29640	$15.24362	0
01/01/2013 to 12/31/2013	$15.24362	$20.91175	0
01/01/2014 to 12/31/2014	$20.91175	$23.33077	0
01/01/2015 to 12/31/2015	$23.33077	$21.09065	0
01/01/2016 to 12/31/2016	$21.09065	$24.80158	0
01/01/2017 to 12/31/2017	$24.80158	$28.99687	0
01/01/2018 to 12/31/2018	$28.99687	$24.41354	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14326	$13.28507	0
01/01/2010 to 12/31/2010	$13.28507	$14.91984	0
01/01/2011 to 12/31/2011	$14.91984	$12.74299	0
01/01/2012 to 12/31/2012	$12.74299	$15.04411	0
01/01/2013 to 12/31/2013	$15.04411	$17.56798	0
01/01/2014 to 12/31/2014	$17.56798	$16.27941	0
01/01/2015 to 12/31/2015	$16.27941	$16.47023	0
01/01/2016 to 12/31/2016	$16.47023	$15.54506	0
01/01/2017 to 12/31/2017	$15.54506	$20.65007	0
01/01/2018 to 12/31/2018	$20.65007	$17.55243	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11776	$13.11643	0
01/01/2010 to 12/31/2010	$13.11643	$14.29111	0
01/01/2011 to 12/31/2011	$14.29111	$12.25850	0
01/01/2012 to 12/31/2012	$12.25850	$14.02855	0
01/01/2013 to 12/31/2013	$14.02855	$16.43847	0
01/01/2014 to 12/31/2014	$16.43847	$15.04267	0
01/01/2015 to 12/31/2015	$15.04267	$14.87502	0
01/01/2016 to 12/31/2016	$14.87502	$14.67533	0
01/01/2017 to 12/31/2017	$14.67533	$17.67888	0
01/01/2018 to 12/31/2018	$17.67888	$14.54049	0
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98134	$10.85724	0
01/01/2010 to 12/31/2010	$10.85724	$11.80055	0
01/01/2011 to 12/31/2011	$11.80055	$13.01541	0
01/01/2012 to 12/31/2012	$13.01541	$13.96594	0
01/01/2013 to 12/31/2013	$13.96594	$13.26255	0
01/01/2014 to 12/31/2014	$13.26255	$13.88386	0
01/01/2015 to 12/31/2015	$13.88386	$13.77770	0
01/01/2016 to 12/31/2016	$13.77770	$14.08253	0
01/01/2017 to 12/31/2017	$14.08253	$14.40914	0
01/01/2018 to 12/31/2018	$14.40914	$14.09392	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04108	$12.26085	0
01/01/2010 to 12/31/2010	$12.26085	$13.68768	0
01/01/2011 to 12/31/2011	$13.68768	$13.34931	0
01/01/2012 to 12/31/2012	$13.34931	$14.87177	0
01/01/2013 to 12/31/2013	$14.87177	$16.96196	0
01/01/2014 to 12/31/2014	$16.96196	$17.69593	0
01/01/2015 to 12/31/2015	$17.69593	$17.17516	0
01/01/2016 to 12/31/2016	$17.17516	$17.72579	0
01/01/2017 to 12/31/2017	$17.72579	$20.33523	0
01/01/2018 to 12/31/2018	$20.33523	$18.47333	0
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12742	$13.60316	0
01/01/2010 to 12/31/2010	$13.60316	$14.29939	0
01/01/2011 to 12/31/2011	$14.29939	$12.74240	0
01/01/2012 to 12/31/2012	$12.74240	$15.23627	0
01/01/2013 to 12/31/2013	$15.23627	$17.23999	0
01/01/2014 to 12/31/2014	$17.23999	$15.83333	0
01/01/2015 to 12/31/2015	$15.83333	$15.09595	0
01/01/2016 to 12/31/2016	$15.09595	$15.09351	0
01/01/2017 to 12/31/2017	$15.09351	$19.19224	0
01/01/2018 to 12/31/2018	$19.19224	$15.53440	0
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07983	$11.67928	0
01/01/2010 to 12/31/2010	$11.67928	$12.29397	0
01/01/2011 to 12/31/2011	$12.29397	$12.08699	0
01/01/2012 to 12/31/2012	$12.08699	$13.12607	0
01/01/2013 to 12/31/2013	$13.12607	$14.29511	0
01/01/2014 to 12/31/2014	$14.29511	$14.78522	0
01/01/2015 to 12/31/2015	$14.78522	$14.47550	0
01/01/2016 to 12/31/2016	$14.47550	$14.74383	0
01/01/2017 to 12/31/2017	$14.74383	$16.21815	0
01/01/2018 to 12/31/2018	$16.21815	$15.09049	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08380	$10.28694	0
01/01/2010 to 12/31/2010	$10.28694	$11.23177	0
01/01/2011 to 12/31/2011	$11.23177	$11.08991	0
01/01/2012 to 12/31/2012	$11.08991	$12.52907	0
01/01/2013 to 12/31/2013	$12.52907	$16.77401	0
01/01/2014 to 12/31/2014	$16.77401	$18.01638	0
01/01/2015 to 12/31/2015	$18.01638	$19.55047	0
01/01/2016 to 12/31/2016	$19.55047	$18.89593	0
01/01/2017 to 12/31/2017	$18.89593	$25.17600	0
01/01/2018 to 12/31/2018	$25.17600	$24.29324	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00733	$12.72841	0
01/01/2010 to 12/31/2010	$12.72841	$14.95069	0
01/01/2011 to 12/31/2011	$14.95069	$14.53074	0
01/01/2012 to 12/31/2012	$14.53074	$16.00012	0
01/01/2013 to 12/31/2013	$16.00012	$21.43937	0
01/01/2014 to 12/31/2014	$21.43937	$23.25558	0
01/01/2015 to 12/31/2015	$23.25558	$25.10741	0
01/01/2016 to 12/31/2016	$25.10741	$26.00085	0
01/01/2017 to 12/31/2017	$26.00085	$33.91785	0
01/01/2018 to 12/31/2018	$33.91785	$32.37040	0
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07246	$13.37958	0
01/01/2010 to 12/31/2010	$13.37958	$14.70436	0
01/01/2011 to 12/31/2011	$14.70436	$13.97131	0
01/01/2012 to 12/31/2012	$13.97131	$16.86586	0
01/01/2013 to 12/31/2013	$16.86586	$21.11427	0
01/01/2014 to 12/31/2014	$21.11427	$21.46170	0
01/01/2015 to 12/31/2015	$21.46170	$20.74214	0
01/01/2016 to 12/31/2016	$20.74214	$21.79263	0
01/01/2017 to 12/31/2017	$21.79263	$26.47247	0
01/01/2018 to 12/31/2018	$26.47247	$23.48236	0
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02825	$12.16446	0
01/01/2010 to 12/31/2010	$12.16446	$13.45689	0
01/01/2011 to 12/31/2011	$13.45689	$13.12100	0
01/01/2012 to 12/31/2012	$13.12100	$15.06807	0
01/01/2013 to 12/31/2013	$15.06807	$20.20453	0
01/01/2014 to 12/31/2014	$20.20453	$21.54362	0
01/01/2015 to 12/31/2015	$21.54362	$22.65846	0
01/01/2016 to 12/31/2016	$22.65846	$22.65012	0
01/01/2017 to 12/31/2017	$22.65012	$29.04004	0
01/01/2018 to 12/31/2018	$29.04004	$29.09298	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99841	$10.18660	0
01/01/2013 to 12/31/2013	$10.18660	$13.43903	0
01/01/2014 to 12/31/2014	$13.43903	$14.52847	0
01/01/2015 to 12/31/2015	$14.52847	$14.14713	0
01/01/2016 to 12/31/2016	$14.14713	$15.74254	0
01/01/2017 to 12/31/2017	$15.74254	$18.11936	0
01/01/2018 to 12/31/2018	$18.11936	$15.96667	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13105	$13.73140	0
01/01/2010 to 12/31/2010	$13.73140	$16.62499	0
01/01/2011 to 12/31/2011	$16.62499	$15.90187	0
01/01/2012 to 12/31/2012	$15.90187	$18.26833	0
01/01/2013 to 12/31/2013	$18.26833	$25.44574	0
01/01/2014 to 12/31/2014	$25.44574	$28.51492	0
01/01/2015 to 12/31/2015	$28.51492	$26.39211	0
01/01/2016 to 12/31/2016	$26.39211	$30.60709	0
01/01/2017 to 12/31/2017	$30.60709	$34.16218	0
01/01/2018 to 12/31/2018	$34.16218	$27.99479	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99841	$10.30482	0
01/01/2013 to 12/31/2013	$10.30482	$12.01922	0
01/01/2014 to 12/31/2014	$12.01922	$12.39483	0
01/01/2015 to 12/31/2015	$12.39483	$12.00640	0
01/01/2016 to 12/31/2016	$12.00640	$12.28592	0
01/01/2017 to 12/31/2017	$12.28592	$14.03885	0
01/01/2018 to 12/31/2018	$14.03885	$12.62909	0
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05442	$14.81142	0
01/01/2010 to 12/31/2010	$14.81142	$17.76317	0
01/01/2011 to 12/31/2011	$17.76317	$13.89126	0
01/01/2012 to 12/31/2012	$13.89126	$16.06772	0
01/01/2013 to 12/31/2013	$16.06772	$15.79498	0
01/01/2014 to 12/31/2014	$15.79498	$14.76686	0
01/01/2015 to 12/31/2015	$14.76686	$12.06112	0
01/01/2016 to 12/31/2016	$12.06112	$13.29301	0
01/01/2017 to 12/31/2017	$13.29301	$16.47837	0
01/01/2018 to 12/31/2018	$16.47837	$13.89086	0
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02102	$11.61925	0
01/01/2010 to 12/31/2010	$11.61925	$12.60143	0
01/01/2011 to 12/31/2011	$12.60143	$12.48357	0
01/01/2012 to 12/31/2012	$12.48357	$13.51438	0
01/01/2013 to 12/31/2013	$13.51438	$14.47658	0
01/01/2014 to 12/31/2014	$14.47658	$15.01938	0
01/01/2015 to 12/31/2015	$15.01938	$14.75278	0
01/01/2016 to 12/31/2016	$14.75278	$15.27030	0
01/01/2017 to 12/31/2017	$15.27030	$16.49585	0
01/01/2018 to 12/31/2018	$16.49585	$15.71865	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01833	$10.06593	0
01/01/2012 to 12/31/2012	$10.06593	$10.57473	0
01/01/2013 to 12/31/2013	$10.57473	$10.13218	0
01/01/2014 to 12/31/2014	$10.13218	$10.54044	0
01/01/2015 to 12/31/2015	$10.54044	$10.31079	0
01/01/2016 to 12/31/2016	$10.31079	$10.53941	0
01/01/2017 to 12/31/2017	$10.53941	$10.92420	0
01/01/2018 to 12/31/2018	$10.92420	$10.62672	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98520	$12.16923	0
01/01/2010 to 12/31/2010	$12.16923	$14.20648	0
01/01/2011 to 12/31/2011	$14.20648	$13.06868	0
01/01/2012 to 12/31/2012	$13.06868	$14.47411	0
01/01/2013 to 12/31/2013	$14.47411	$16.61401	0
01/01/2014 to 12/31/2014	$16.61401	$17.79452	0
01/01/2015 to 12/31/2015	$17.79452	$17.34672	0
01/01/2016 to 12/31/2016	$17.34672	$18.73284	0
01/01/2017 to 12/31/2017	$18.73284	$21.33273	0
01/01/2018 to 12/31/2018	$21.33273	$19.33267	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.65534	0
01/01/2014 to 12/31/2014	$11.65534	$13.17460	0
01/01/2015 to 12/31/2015	$13.17460	$13.12169	0
01/01/2016 to 12/31/2016	$13.12169	$14.26808	0
01/01/2017 to 12/31/2017	$14.26808	$16.99238	0
01/01/2018 to 12/31/2018	$16.99238	$15.47330	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07719	$12.81998	0
01/01/2010 to 12/31/2010	$12.81998	$14.46688	0
01/01/2011 to 12/31/2011	$14.46688	$14.68078	0
01/01/2012 to 12/31/2012	$14.68078	$17.10692	0
01/01/2013 to 12/31/2013	$17.10692	$22.22049	0
01/01/2014 to 12/31/2014	$22.22049	$25.54658	0
01/01/2015 to 12/31/2015	$25.54658	$25.82871	0
01/01/2016 to 12/31/2016	$25.82871	$29.09631	0
01/01/2017 to 12/31/2017	$29.09631	$34.89099	0
01/01/2018 to 12/31/2018	$34.89099	$31.40718	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99841	$8.88380	0
01/01/2012 to 12/31/2012	$8.88380	$9.85988	0
01/01/2013 to 12/31/2013	$9.85988	$11.83707	0
01/01/2014 to 12/31/2014	$11.83707	$12.36498	0
01/01/2015 to 12/31/2015	$12.36498	$12.14636	0
01/01/2016 to 12/31/2016	$12.14636	$12.66740	0
01/01/2017 to 12/31/2017	$12.66740	$14.68555	0
01/01/2018 to 12/31/2018	$14.68555	$13.46247	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03990	$11.95000	0
01/01/2010 to 12/31/2010	$11.95000	$13.11814	0
01/01/2011 to 12/31/2011	$13.11814	$12.63356	0
01/01/2012 to 12/31/2012	$12.63356	$13.66529	0
01/01/2013 to 12/31/2013	$13.66529	$15.07085	0
01/01/2014 to 12/31/2014	$15.07085	$15.54194	0
01/01/2015 to 12/31/2015	$15.54194	$15.21892	0
01/01/2016 to 12/31/2016	$15.21892	$15.64676	0
01/01/2017 to 12/31/2017	$15.64676	$17.83916	0
01/01/2018 to 12/31/2018	$17.83916	$16.11287	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98067	$12.99714	0
01/01/2010 to 12/31/2010	$12.99714	$16.89744	0
01/01/2011 to 12/31/2011	$16.89744	$14.40095	0
01/01/2012 to 12/31/2012	$14.40095	$16.96006	0
01/01/2013 to 12/31/2013	$16.96006	$23.42441	0
01/01/2014 to 12/31/2014	$23.42441	$24.11095	0
01/01/2015 to 12/31/2015	$24.11095	$23.96472	0
01/01/2016 to 12/31/2016	$23.96472	$25.31651	0
01/01/2017 to 12/31/2017	$25.31651	$31.70917	0
01/01/2018 to 12/31/2018	$31.70917	$27.72613	0
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00835	$13.14810	0
01/01/2010 to 12/31/2010	$13.14810	$17.59283	0
01/01/2011 to 12/31/2011	$17.59283	$17.08728	0
01/01/2012 to 12/31/2012	$17.08728	$18.80009	0
01/01/2013 to 12/31/2013	$18.80009	$24.92617	0
01/01/2014 to 12/31/2014	$24.92617	$25.38244	0
01/01/2015 to 12/31/2015	$25.38244	$25.09177	0
01/01/2016 to 12/31/2016	$25.09177	$27.58436	0
01/01/2017 to 12/31/2017	$27.58436	$33.52844	0
01/01/2018 to 12/31/2018	$33.52844	$30.11909	0
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97563	$12.95518	0
01/01/2010 to 12/31/2010	$12.95518	$16.01019	0
01/01/2011 to 12/31/2011	$16.01019	$14.76539	0
01/01/2012 to 12/31/2012	$14.76539	$17.11226	0
01/01/2013 to 12/31/2013	$17.11226	$23.06220	0
01/01/2014 to 12/31/2014	$23.06220	$23.81217	0
01/01/2015 to 12/31/2015	$23.81217	$22.34947	0
01/01/2016 to 12/31/2016	$22.34947	$28.32450	0
01/01/2017 to 12/31/2017	$28.32450	$29.82453	0
01/01/2018 to 12/31/2018	$29.82453	$24.25541	0
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03838	$12.15865	0
01/01/2010 to 12/31/2010	$12.15865	$13.30142	0
01/01/2011 to 12/31/2011	$13.30142	$13.30586	0
01/01/2012 to 12/31/2012	$13.30586	$14.81214	0
01/01/2013 to 12/31/2013	$14.81214	$16.97401	0
01/01/2014 to 12/31/2014	$16.97401	$17.62783	0
01/01/2015 to 12/31/2015	$17.62783	$17.29745	0
01/01/2016 to 12/31/2016	$17.29745	$18.24678	0
01/01/2017 to 12/31/2017	$18.24678	$20.65585	0
01/01/2018 to 12/31/2018	$20.65585	$19.17893	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98699	$13.17417	0
01/01/2010 to 12/31/2010	$13.17417	$14.96502	0
01/01/2011 to 12/31/2011	$14.96502	$14.42995	0
01/01/2012 to 12/31/2012	$14.42995	$16.64168	0
01/01/2013 to 12/31/2013	$16.64168	$23.50952	0
01/01/2014 to 12/31/2014	$23.50952	$24.98360	0
01/01/2015 to 12/31/2015	$24.98360	$26.85347	0
01/01/2016 to 12/31/2016	$26.85347	$27.05101	0
01/01/2017 to 12/31/2017	$27.05101	$36.58707	0
01/01/2018 to 12/31/2018	$36.58707	$37.26989	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09832	$12.77011	0
01/01/2010 to 12/31/2010	$12.77011	$14.08401	0
01/01/2011 to 12/31/2011	$14.08401	$13.74665	0
01/01/2012 to 12/31/2012	$13.74665	$15.28983	0
01/01/2013 to 12/31/2013	$15.28983	$20.19033	0
01/01/2014 to 12/31/2014	$20.19033	$20.11211	0
01/01/2015 to 12/31/2015	$20.11211	$18.53068	0
01/01/2016 to 12/31/2016	$18.53068	$19.29049	0
01/01/2017 to 12/31/2017	$19.29049	$22.05404	0
01/01/2018 to 12/31/2018	$22.05404	$19.52897	0
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30108	$13.76934	0
01/01/2010 to 12/31/2010	$13.76934	$16.26820	0
01/01/2011 to 12/31/2011	$16.26820	$13.57648	0
01/01/2012 to 12/31/2012	$13.57648	$13.79766	0
01/01/2013 to 12/31/2013	$13.79766	$15.61496	0
01/01/2014 to 12/31/2014	$15.61496	$14.03524	0
01/01/2015 to 12/31/2015	$14.03524	$11.11585	0
01/01/2016 to 12/31/2016	$11.11585	$13.58736	0
01/01/2017 to 12/31/2017	$13.58736	$14.70146	0
01/01/2018 to 12/31/2018	$14.70146	$12.01706	0
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01739	$11.11668	0
01/01/2010 to 12/31/2010	$11.11668	$11.53006	0
01/01/2011 to 12/31/2011	$11.53006	$11.77589	0
01/01/2012 to 12/31/2012	$11.77589	$12.15361	0
01/01/2013 to 12/31/2013	$12.15361	$11.47338	0
01/01/2014 to 12/31/2014	$11.47338	$11.31622	0
01/01/2015 to 12/31/2015	$11.31622	$10.58696	0
01/01/2016 to 12/31/2016	$10.58696	$10.83716	0
01/01/2017 to 12/31/2017	$10.83716	$10.84705	0
01/01/2018 to 12/31/2018	$10.84705	$10.85081	0
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98590	$13.24493	0
01/01/2010 to 12/31/2010	$13.24493	$16.05854	0
01/01/2011 to 12/31/2011	$16.05854	$15.20773	0
01/01/2012 to 12/31/2012	$15.20773	$17.66225	0
01/01/2013 to 12/31/2013	$17.66225	$22.93971	0
01/01/2014 to 12/31/2014	$22.93971	$25.86844	0
01/01/2015 to 12/31/2015	$25.86844	$23.69614	0
01/01/2016 to 12/31/2016	$23.69614	$26.49632	0
01/01/2017 to 12/31/2017	$26.49632	$30.80619	0
01/01/2018 to 12/31/2018	$30.80619	$25.21988	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06178	$12.77673	0
01/01/2010 to 12/31/2010	$12.77673	$14.36635	0
01/01/2011 to 12/31/2011	$14.36635	$13.60464	0
01/01/2012 to 12/31/2012	$13.60464	$14.81246	0
01/01/2013 to 12/31/2013	$14.81246	$17.50769	0
01/01/2014 to 12/31/2014	$17.50769	$18.11755	0
01/01/2015 to 12/31/2015	$18.11755	$17.65808	0
01/01/2016 to 12/31/2016	$17.65808	$18.45078	0
01/01/2017 to 12/31/2017	$18.45078	$20.55847	0
01/01/2018 to 12/31/2018	$20.55847	$19.15496	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98914	$10.76856	0
01/01/2010 to 12/31/2010	$10.76856	$11.38597	0
01/01/2011 to 12/31/2011	$11.38597	$11.84104	0
01/01/2012 to 12/31/2012	$11.84104	$12.52600	0
01/01/2013 to 12/31/2013	$12.52600	$12.10270	0
01/01/2014 to 12/31/2014	$12.10270	$12.72533	0
01/01/2015 to 12/31/2015	$12.72533	$12.63586	0
01/01/2016 to 12/31/2016	$12.63586	$13.03265	0
01/01/2017 to 12/31/2017	$13.03265	$13.59002	0
01/01/2018 to 12/31/2018	$13.59002	$13.02650	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueAccumulation Highest Daily and Combination 5% Roll Up and HAV Death Benefit
(2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.96330	$8.48932	29,611
01/01/2010 to 12/31/2010	$8.48932	$9.31844	30,273
01/01/2011 to 12/31/2011	$9.31844	$8.89288	23,460
01/01/2012 to 12/31/2012	$8.89288	$9.81352	4,898
01/01/2013 to 12/31/2013	$9.81352	$10.58039	1,693
01/01/2014 to 12/31/2014	$10.58039	$10.76873	1,982
01/01/2015 to 12/31/2015	$10.76873	$10.21750	1,207
01/01/2016 to 12/31/2016	$10.21750	$10.65195	1,143
01/01/2017 to 12/31/2017	$10.65195	$11.75766	1,130
01/01/2018 to 12/31/2018	$11.75766	$10.58779	951
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.20529	$8.91466	3,289
01/01/2010 to 12/31/2010	$8.91466	$9.93758	3,363
01/01/2011 to 12/31/2011	$9.93758	$9.75359	2,669
01/01/2012 to 12/31/2012	$9.75359	$10.86695	2,848
01/01/2013 to 12/31/2013	$10.86695	$12.41758	2,758
01/01/2014 to 12/31/2014	$12.41758	$12.91730	2,459
01/01/2015 to 12/31/2015	$12.91730	$12.76528	1,001
01/01/2016 to 12/31/2016	$12.76528	$13.40452	958
01/01/2017 to 12/31/2017	$13.40452	$15.36653	1,039
01/01/2018 to 12/31/2018	$15.36653	$14.17648	594
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61198	0
01/01/2014 to 12/31/2014	$11.61198	$12.88319	0
01/01/2015 to 12/31/2015	$12.88319	$12.84832	0
01/01/2016 to 12/31/2016	$12.84832	$13.94477	0
01/01/2017 to 12/31/2017	$13.94477	$16.69804	0
01/01/2018 to 12/31/2018	$16.69804	$15.03689	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.29038	$8.81240	113,007
01/01/2010 to 12/31/2010	$8.81240	$9.70328	123,978
01/01/2011 to 12/31/2011	$9.70328	$9.39739	86,899
01/01/2012 to 12/31/2012	$9.39739	$10.36189	85,259
01/01/2013 to 12/31/2013	$10.36189	$11.95116	87,378
01/01/2014 to 12/31/2014	$11.95116	$12.48063	85,872
01/01/2015 to 12/31/2015	$12.48063	$12.29378	79,019
01/01/2016 to 12/31/2016	$12.29378	$12.81200	78,077
01/01/2017 to 12/31/2017	$12.81200	$14.43339	6,000
01/01/2018 to 12/31/2018	$14.43339	$13.45028	4,830
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99837	$9.14728	0
01/01/2012 to 12/31/2012	$9.14728	$10.03408	0
01/01/2013 to 12/31/2013	$10.03408	$10.90457	0
01/01/2014 to 12/31/2014	$10.90457	$11.21374	0
01/01/2015 to 12/31/2015	$11.21374	$10.66375	0
01/01/2016 to 12/31/2016	$10.66375	$11.18246	0
01/01/2017 to 12/31/2017	$11.18246	$12.34611	0
01/01/2018 to 12/31/2018	$12.34611	$11.46356	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.24080	$11.06679	0
01/01/2010 to 12/31/2010	$11.06679	$11.27238	0
01/01/2011 to 12/31/2011	$11.27238	$11.29986	0
01/01/2012 to 12/31/2012	$11.29986	$11.59769	0
01/01/2013 to 12/31/2013	$11.59769	$11.12274	0
01/01/2014 to 12/31/2014	$11.12274	$10.89389	0
01/01/2015 to 12/31/2015	$10.89389	$10.73156	0
01/01/2016 to 12/31/2016	$10.73156	$10.69375	0
01/01/2017 to 12/31/2017	$10.69375	$10.66320	0
01/01/2018 to 12/31/2018	$10.66320	$10.53074	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.14838	$11.59335	21,614
01/01/2010 to 12/31/2010	$11.59335	$12.24288	20,728
01/01/2011 to 12/31/2011	$12.24288	$12.38430	20,728
01/01/2012 to 12/31/2012	$12.38430	$13.27246	20,728
01/01/2013 to 12/31/2013	$13.27246	$12.77270	0
01/01/2014 to 12/31/2014	$12.77270	$13.05175	0
01/01/2015 to 12/31/2015	$13.05175	$12.52574	0
01/01/2016 to 12/31/2016	$12.52574	$12.79942	0
01/01/2017 to 12/31/2017	$12.79942	$13.09616	0
01/01/2018 to 12/31/2018	$13.09616	$12.75284	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.15196	$11.19256	284
01/01/2010 to 12/31/2010	$11.19256	$12.20028	0
01/01/2011 to 12/31/2011	$12.20028	$13.58541	0
01/01/2012 to 12/31/2012	$13.58541	$14.07951	0
01/01/2013 to 12/31/2013	$14.07951	$13.36921	0
01/01/2014 to 12/31/2014	$13.36921	$13.45570	0
01/01/2015 to 12/31/2015	$13.45570	$13.29841	0
01/01/2016 to 12/31/2016	$13.29841	$13.24743	0
01/01/2017 to 12/31/2017	$13.24743	$13.08038	0
01/01/2018 to 12/31/2018	$13.08038	$12.91901	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.20922	$11.04775	19,466
01/01/2010 to 12/31/2010	$11.04775	$12.06135	19,372
01/01/2011 to 12/31/2011	$12.06135	$13.71364	19,372
01/01/2012 to 12/31/2012	$13.71364	$14.23169	19,372
01/01/2013 to 12/31/2013	$14.23169	$13.27814	19,372
01/01/2014 to 12/31/2014	$13.27814	$13.57257	19,372
01/01/2015 to 12/31/2015	$13.57257	$13.44851	19,372
01/01/2016 to 12/31/2016	$13.44851	$13.37573	19,372
01/01/2017 to 12/31/2017	$13.37573	$13.21337	19,372
01/01/2018 to 12/31/2018	$13.21337	$13.02559	19,372
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99891	$8.77422	0
01/01/2010 to 12/31/2010	$8.77422	$9.62088	25,179
01/01/2011 to 12/31/2011	$9.62088	$11.19386	135
01/01/2012 to 12/31/2012	$11.19386	$11.66716	0
01/01/2013 to 12/31/2013	$11.66716	$10.69283	0
01/01/2014 to 12/31/2014	$10.69283	$11.12858	0
01/01/2015 to 12/31/2015	$11.12858	$11.07663	0
01/01/2016 to 12/31/2016	$11.07663	$11.07198	0
01/01/2017 to 12/31/2017	$11.07198	$10.95122	0
01/01/2018 to 12/31/2018	$10.95122	$10.76665	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.98990	2,878
01/01/2011 to 12/31/2011	$10.98990	$12.96164	13,177
01/01/2012 to 12/31/2012	$12.96164	$13.57004	13,177
01/01/2013 to 12/31/2013	$13.57004	$12.37228	0
01/01/2014 to 12/31/2014	$12.37228	$13.06100	0
01/01/2015 to 12/31/2015	$13.06100	$13.03285	0
01/01/2016 to 12/31/2016	$13.03285	$13.03725	0
01/01/2017 to 12/31/2017	$13.03725	$12.98390	0
01/01/2018 to 12/31/2018	$12.98390	$12.73607	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00054	4,551
01/01/2012 to 12/31/2012	$12.00054	$12.45243	4,787
01/01/2013 to 12/31/2013	$12.45243	$11.01817	0
01/01/2014 to 12/31/2014	$11.01817	$11.92200	0
01/01/2015 to 12/31/2015	$11.92200	$11.93292	0
01/01/2016 to 12/31/2016	$11.93292	$11.91276	0
01/01/2017 to 12/31/2017	$11.91276	$11.86267	0
01/01/2018 to 12/31/2018	$11.86267	$11.61138	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99783	$10.38164	0
01/01/2013 to 12/31/2013	$10.38164	$9.13969	33,017
01/01/2014 to 12/31/2014	$9.13969	$10.09104	19,719
01/01/2015 to 12/31/2015	$10.09104	$10.16075	0
01/01/2016 to 12/31/2016	$10.16075	$10.15184	0
01/01/2017 to 12/31/2017	$10.15184	$10.12172	0
01/01/2018 to 12/31/2018	$10.12172	$9.89576	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73495	8,531
01/01/2014 to 12/31/2014	$8.73495	$9.81300	6,847
01/01/2015 to 12/31/2015	$9.81300	$9.89348	0
01/01/2016 to 12/31/2016	$9.89348	$9.88444	0
01/01/2017 to 12/31/2017	$9.88444	$9.85386	0
01/01/2018 to 12/31/2018	$9.85386	$9.59712	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28402	0
01/01/2015 to 12/31/2015	$11.28402	$11.28348	20,484
01/01/2016 to 12/31/2016	$11.28348	$11.33584	0
01/01/2017 to 12/31/2017	$11.33584	$11.31712	0
01/01/2018 to 12/31/2018	$11.31712	$11.01217	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92126	6,140
01/01/2016 to 12/31/2016	$9.92126	$9.92889	31,218
01/01/2017 to 12/31/2017	$9.92889	$9.97010	28,921
01/01/2018 to 12/31/2018	$9.97010	$9.67162	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99783	$9.86301	8,251
01/01/2017 to 12/31/2017	$9.86301	$9.92942	6,726
01/01/2018 to 12/31/2018	$9.92942	$9.61094	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99783	$10.01984	0
01/01/2018 to 12/31/2018	$10.01984	$9.62025	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99783	$9.64575	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.63661	$8.15440	6,851
01/01/2010 to 12/31/2010	$8.15440	$9.06354	7,431
01/01/2011 to 12/31/2011	$9.06354	$8.67023	22,797
01/01/2012 to 12/31/2012	$8.67023	$9.66614	28,617
01/01/2013 to 12/31/2013	$9.66614	$11.62563	33,327
01/01/2014 to 12/31/2014	$11.62563	$12.19464	32,926
01/01/2015 to 12/31/2015	$12.19464	$12.01891	33,216
01/01/2016 to 12/31/2016	$12.01891	$12.58896	32,324
01/01/2017 to 12/31/2017	$12.58896	$14.55047	6,838
01/01/2018 to 12/31/2018	$14.55047	$13.37634	6,408
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63127	0
01/01/2014 to 12/31/2014	$11.63127	$12.95483	0
01/01/2015 to 12/31/2015	$12.95483	$12.24679	0
01/01/2016 to 12/31/2016	$12.24679	$13.79518	0
01/01/2017 to 12/31/2017	$13.79518	$16.01410	0
01/01/2018 to 12/31/2018	$16.01410	$14.94981	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.95633	$7.70368	0
01/01/2010 to 12/31/2010	$7.70368	$9.71947	0
01/01/2011 to 12/31/2011	$9.71947	$10.15692	0
01/01/2012 to 12/31/2012	$10.15692	$11.48537	0
01/01/2013 to 12/31/2013	$11.48537	$11.61264	0
01/01/2014 to 12/31/2014	$11.61264	$14.90415	0
01/01/2015 to 12/31/2015	$14.90415	$15.31924	0
01/01/2016 to 12/31/2016	$15.31924	$15.74224	0
01/01/2017 to 12/31/2017	$15.74224	$16.39784	0
01/01/2018 to 12/31/2018	$16.39784	$15.30979	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.68856	$8.12119	12,852
01/01/2010 to 12/31/2010	$8.12119	$9.10528	7,395
01/01/2011 to 12/31/2011	$9.10528	$8.79235	6,290
01/01/2012 to 12/31/2012	$8.79235	$9.53605	3,514
01/01/2013 to 12/31/2013	$9.53605	$10.72878	1,879
01/01/2014 to 12/31/2014	$10.72878	$10.84963	3,366
01/01/2015 to 12/31/2015	$10.84963	$10.74189	2,446
01/01/2016 to 12/31/2016	$10.74189	$10.97933	1,497
01/01/2017 to 12/31/2017	$10.97933	$12.53743	2,306
01/01/2018 to 12/31/2018	$12.53743	$11.33804	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10465	$8.08534	0
01/01/2010 to 12/31/2010	$8.08534	$9.52771	0
01/01/2011 to 12/31/2011	$9.52771	$8.87015	0
01/01/2012 to 12/31/2012	$8.87015	$11.02655	0
01/01/2013 to 12/31/2013	$11.02655	$11.28002	0
01/01/2014 to 12/31/2014	$11.28002	$12.59829	0
01/01/2015 to 12/31/2015	$12.59829	$12.33987	0
01/01/2016 to 12/31/2016	$12.33987	$12.20631	0
01/01/2017 to 12/31/2017	$12.20631	$13.27005	0
01/01/2018 to 12/31/2018	$13.27005	$12.39546	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.92701	$6.92560	0
01/01/2010 to 12/31/2010	$6.92560	$7.66452	0
01/01/2011 to 12/31/2011	$7.66452	$7.09949	0
01/01/2012 to 12/31/2012	$7.09949	$8.32876	0
01/01/2013 to 12/31/2013	$8.32876	$10.90420	0
01/01/2014 to 12/31/2014	$10.90420	$12.09395	0
01/01/2015 to 12/31/2015	$12.09395	$11.30859	3,693
01/01/2016 to 12/31/2016	$11.30859	$12.36661	3,693
01/01/2017 to 12/31/2017	$12.36661	$13.30611	3,693
01/01/2018 to 12/31/2018	$13.30611	$11.93117	3,693
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.04394	$9.30832	341
01/01/2010 to 12/31/2010	$9.30832	$10.93481	357
01/01/2011 to 12/31/2011	$10.93481	$10.40118	357
01/01/2012 to 12/31/2012	$10.40118	$12.19665	357
01/01/2013 to 12/31/2013	$12.19665	$15.80652	357
01/01/2014 to 12/31/2014	$15.80652	$17.28255	357
01/01/2015 to 12/31/2015	$17.28255	$15.97991	357
01/01/2016 to 12/31/2016	$15.97991	$15.92444	357
01/01/2017 to 12/31/2017	$15.92444	$19.84218	357
01/01/2018 to 12/31/2018	$19.84218	$18.60444	357
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59959	$9.19243	5,320
01/01/2010 to 12/31/2010	$9.19243	$10.05726	5,286
01/01/2011 to 12/31/2011	$10.05726	$9.81014	4,057
01/01/2012 to 12/31/2012	$9.81014	$10.59140	4,802
01/01/2013 to 12/31/2013	$10.59140	$11.40318	4,648
01/01/2014 to 12/31/2014	$11.40318	$11.63104	4,491
01/01/2015 to 12/31/2015	$11.63104	$11.29896	4,331
01/01/2016 to 12/31/2016	$11.29896	$11.65980	4,164
01/01/2017 to 12/31/2017	$11.65980	$12.83559	4,018
01/01/2018 to 12/31/2018	$12.83559	$11.69410	3,557
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62849	$9.48655	0
01/01/2010 to 12/31/2010	$9.48655	$11.78990	0
01/01/2011 to 12/31/2011	$11.78990	$11.70926	0
01/01/2012 to 12/31/2012	$11.70926	$13.28002	0
01/01/2013 to 12/31/2013	$13.28002	$18.07246	0
01/01/2014 to 12/31/2014	$18.07246	$18.99295	0
01/01/2015 to 12/31/2015	$18.99295	$17.59691	0
01/01/2016 to 12/31/2016	$17.59691	$21.44662	0
01/01/2017 to 12/31/2017	$21.44662	$23.58931	0
01/01/2018 to 12/31/2018	$23.58931	$19.87124	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.16688	$9.99180	1
01/01/2010 to 12/31/2010	$9.99180	$9.79807	1
01/01/2011 to 12/31/2011	$9.79807	$9.60811	1
01/01/2012 to 12/31/2012	$9.60811	$9.42024	1
01/01/2013 to 12/31/2013	$9.42024	$9.23527	28,225
01/01/2014 to 12/31/2014	$9.23527	$9.05391	28,225
01/01/2015 to 12/31/2015	$9.05391	$8.87611	28,225
01/01/2016 to 12/31/2016	$8.87611	$8.70224	28,226
01/01/2017 to 12/31/2017	$8.70224	$8.56087	22,390
01/01/2018 to 12/31/2018	$8.56087	$8.50095	22,390

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.67272	$10.19632	0
01/01/2010 to 12/31/2010	$10.19632	$11.34562	0
01/01/2011 to 12/31/2011	$11.34562	$11.47618	0
01/01/2012 to 12/31/2012	$11.47618	$12.81144	0
01/01/2013 to 12/31/2013	$12.81144	$13.46171	0
01/01/2014 to 12/31/2014	$13.46171	$13.53498	0
01/01/2015 to 12/31/2015	$13.53498	$12.79634	0
01/01/2016 to 12/31/2016	$12.79634	$14.47714	0
01/01/2017 to 12/31/2017	$14.47714	$15.25402	0
01/01/2018 to 12/31/2018	$15.25402	$14.65585	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.47685	$6.41273	0
01/01/2010 to 12/31/2010	$6.41273	$7.11421	0
01/01/2011 to 12/31/2011	$7.11421	$6.68293	0
01/01/2012 to 12/31/2012	$6.68293	$7.65784	0
01/01/2013 to 12/31/2013	$7.65784	$10.50016	0
01/01/2014 to 12/31/2014	$10.50016	$11.70904	0
01/01/2015 to 12/31/2015	$11.70904	$10.57962	0
01/01/2016 to 12/31/2016	$10.57962	$12.43497	0
01/01/2017 to 12/31/2017	$12.43497	$14.53136	0
01/01/2018 to 12/31/2018	$14.53136	$12.22847	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.39424	$7.15452	0
01/01/2010 to 12/31/2010	$7.15452	$8.03101	0
01/01/2011 to 12/31/2011	$8.03101	$6.85583	0
01/01/2012 to 12/31/2012	$6.85583	$8.08984	0
01/01/2013 to 12/31/2013	$8.08984	$9.44239	0
01/01/2014 to 12/31/2014	$9.44239	$8.74554	0
01/01/2015 to 12/31/2015	$8.74554	$8.84377	0
01/01/2016 to 12/31/2016	$8.84377	$8.34299	0
01/01/2017 to 12/31/2017	$8.34299	$11.07734	0
01/01/2018 to 12/31/2018	$11.07734	$9.41101	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.74172	$7.34575	0
01/01/2010 to 12/31/2010	$7.34575	$7.99967	0
01/01/2011 to 12/31/2011	$7.99967	$6.85845	0
01/01/2012 to 12/31/2012	$6.85845	$7.84487	0
01/01/2013 to 12/31/2013	$7.84487	$9.18809	0
01/01/2014 to 12/31/2014	$9.18809	$8.40373	0
01/01/2015 to 12/31/2015	$8.40373	$8.30605	0
01/01/2016 to 12/31/2016	$8.30605	$8.19056	0
01/01/2017 to 12/31/2017	$8.19056	$9.86207	0
01/01/2018 to 12/31/2018	$9.86207	$8.10735	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.76729	$11.74908	15,314
01/01/2010 to 12/31/2010	$11.74908	$12.76362	1,040
01/01/2011 to 12/31/2011	$12.76362	$14.07075	43,576
01/01/2012 to 12/31/2012	$14.07075	$15.09093	17,057
01/01/2013 to 12/31/2013	$15.09093	$14.32384	13,783
01/01/2014 to 12/31/2014	$14.32384	$14.98759	11,766
01/01/2015 to 12/31/2015	$14.98759	$14.86565	16,578
01/01/2016 to 12/31/2016	$14.86565	$15.18710	16,161
01/01/2017 to 12/31/2017	$15.18710	$15.53168	13,902
01/01/2018 to 12/31/2018	$15.53168	$15.18438	13,800

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.12451	$8.84721	0
01/01/2010 to 12/31/2010	$8.84721	$9.87201	0
01/01/2011 to 12/31/2011	$9.87201	$9.62331	0
01/01/2012 to 12/31/2012	$9.62331	$10.71552	0
01/01/2013 to 12/31/2013	$10.71552	$12.21546	0
01/01/2014 to 12/31/2014	$12.21546	$12.73775	0
01/01/2015 to 12/31/2015	$12.73775	$12.35674	0
01/01/2016 to 12/31/2016	$12.35674	$12.74668	0
01/01/2017 to 12/31/2017	$12.74668	$14.61604	0
01/01/2018 to 12/31/2018	$14.61604	$13.27123	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.93648	$7.90824	2,426
01/01/2010 to 12/31/2010	$7.90824	$8.30893	2,731
01/01/2011 to 12/31/2011	$8.30893	$7.40062	2,731
01/01/2012 to 12/31/2012	$7.40062	$8.84469	2,731
01/01/2013 to 12/31/2013	$8.84469	$10.00301	2,731
01/01/2014 to 12/31/2014	$10.00301	$9.18241	2,731
01/01/2015 to 12/31/2015	$9.18241	$8.75051	2,731
01/01/2016 to 12/31/2016	$8.75051	$8.74485	2,731
01/01/2017 to 12/31/2017	$8.74485	$11.11414	7,325
01/01/2018 to 12/31/2018	$11.11414	$8.99150	7,325
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.81882	$9.35320	3,349
01/01/2010 to 12/31/2010	$9.35320	$9.84066	3,622
01/01/2011 to 12/31/2011	$9.84066	$9.67022	2,090
01/01/2012 to 12/31/2012	$9.67022	$10.49628	2,839
01/01/2013 to 12/31/2013	$10.49628	$11.42545	3,166
01/01/2014 to 12/31/2014	$11.42545	$11.81147	3,148
01/01/2015 to 12/31/2015	$11.81147	$11.55836	2,824
01/01/2016 to 12/31/2016	$11.55836	$11.76686	2,673
01/01/2017 to 12/31/2017	$11.76686	$12.93714	2,684
01/01/2018 to 12/31/2018	$12.93714	$12.03162	1,748
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08376	$10.28629	0
01/01/2010 to 12/31/2010	$10.28629	$11.22561	0
01/01/2011 to 12/31/2011	$11.22561	$11.07842	0
01/01/2012 to 12/31/2012	$11.07842	$12.50999	0
01/01/2013 to 12/31/2013	$12.50999	$16.74023	0
01/01/2014 to 12/31/2014	$16.74023	$17.97126	0
01/01/2015 to 12/31/2015	$17.97126	$19.49203	0
01/01/2016 to 12/31/2016	$19.49203	$18.83025	0
01/01/2017 to 12/31/2017	$18.83025	$25.07625	0
01/01/2018 to 12/31/2018	$25.07625	$24.18510	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.97186	$7.59687	2,099
01/01/2010 to 12/31/2010	$7.59687	$8.91884	2,262
01/01/2011 to 12/31/2011	$8.91884	$8.66411	2,262
01/01/2012 to 12/31/2012	$8.66411	$9.53565	2,262
01/01/2013 to 12/31/2013	$9.53565	$12.77095	2,262
01/01/2014 to 12/31/2014	$12.77095	$13.84612	2,262
01/01/2015 to 12/31/2015	$13.84612	$14.94139	2,262
01/01/2016 to 12/31/2016	$14.94139	$15.46555	2,262
01/01/2017 to 12/31/2017	$15.46555	$20.16480	2,262
01/01/2018 to 12/31/2018	$20.16480	$19.23535	2,262

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.74262	$8.69300	0
01/01/2010 to 12/31/2010	$8.69300	$9.54906	0
01/01/2011 to 12/31/2011	$9.54906	$9.06853	0
01/01/2012 to 12/31/2012	$9.06853	$10.94202	0
01/01/2013 to 12/31/2013	$10.94202	$13.69158	0
01/01/2014 to 12/31/2014	$13.69158	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$13.43707	0
01/01/2016 to 12/31/2016	$13.43707	$14.11073	0
01/01/2017 to 12/31/2017	$14.11073	$17.13253	0
01/01/2018 to 12/31/2018	$17.13253	$15.18987	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.71375	$8.18166	0
01/01/2010 to 12/31/2010	$8.18166	$9.04647	0
01/01/2011 to 12/31/2011	$9.04647	$8.81632	0
01/01/2012 to 12/31/2012	$8.81632	$10.11951	0
01/01/2013 to 12/31/2013	$10.11951	$13.56240	0
01/01/2014 to 12/31/2014	$13.56240	$14.45419	0
01/01/2015 to 12/31/2015	$14.45419	$15.19468	0
01/01/2016 to 12/31/2016	$15.19468	$15.18172	0
01/01/2017 to 12/31/2017	$15.18172	$19.45515	0
01/01/2018 to 12/31/2018	$19.45515	$19.48098	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99837	$10.18469	0
01/01/2013 to 12/31/2013	$10.18469	$13.42998	0
01/01/2014 to 12/31/2014	$13.42998	$14.51153	0
01/01/2015 to 12/31/2015	$14.51153	$14.12369	0
01/01/2016 to 12/31/2016	$14.12369	$15.70872	0
01/01/2017 to 12/31/2017	$15.70872	$18.07163	0
01/01/2018 to 12/31/2018	$18.07163	$15.91674	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.66775	$7.81493	0
01/01/2010 to 12/31/2010	$7.81493	$9.45711	0
01/01/2011 to 12/31/2011	$9.45711	$9.04138	0
01/01/2012 to 12/31/2012	$9.04138	$10.38176	0
01/01/2013 to 12/31/2013	$10.38176	$14.45353	0
01/01/2014 to 12/31/2014	$14.45353	$16.18899	0
01/01/2015 to 12/31/2015	$16.18899	$14.97637	0
01/01/2016 to 12/31/2016	$14.97637	$17.35963	0
01/01/2017 to 12/31/2017	$17.35963	$19.36652	0
01/01/2018 to 12/31/2018	$19.36652	$15.86238	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99837	$10.30137	0
01/01/2013 to 12/31/2013	$10.30137	$12.00932	0
01/01/2014 to 12/31/2014	$12.00932	$12.37857	0
01/01/2015 to 12/31/2015	$12.37857	$11.98482	0
01/01/2016 to 12/31/2016	$11.98482	$12.25775	0
01/01/2017 to 12/31/2017	$12.25775	$13.99974	0
01/01/2018 to 12/31/2018	$13.99974	$12.58768	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56589	$9.08604	0
01/01/2010 to 12/31/2010	$9.08604	$10.89161	0
01/01/2011 to 12/31/2011	$10.89161	$8.51341	0
01/01/2012 to 12/31/2012	$8.51341	$9.84244	0
01/01/2013 to 12/31/2013	$9.84244	$9.67074	0
01/01/2014 to 12/31/2014	$9.67074	$9.03678	0
01/01/2015 to 12/31/2015	$9.03678	$7.37734	0
01/01/2016 to 12/31/2016	$7.37734	$8.12686	0
01/01/2017 to 12/31/2017	$8.12686	$10.06945	0
01/01/2018 to 12/31/2018	$10.06945	$8.48411	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.27260	$9.73531	43,451
01/01/2010 to 12/31/2010	$9.73531	$10.55321	21,482
01/01/2011 to 12/31/2011	$10.55321	$10.44937	28,626
01/01/2012 to 12/31/2012	$10.44937	$11.30668	26,053
01/01/2013 to 12/31/2013	$11.30668	$12.10579	15,398
01/01/2014 to 12/31/2014	$12.10579	$12.55344	23,956
01/01/2015 to 12/31/2015	$12.55344	$12.32456	21,754
01/01/2016 to 12/31/2016	$12.32456	$12.75066	15,543
01/01/2017 to 12/31/2017	$12.75066	$13.76734	17,510
01/01/2018 to 12/31/2018	$13.76734	$13.11231	9,924
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06512	0
01/01/2012 to 12/31/2012	$10.06512	$10.56877	0
01/01/2013 to 12/31/2013	$10.56877	$10.12158	0
01/01/2014 to 12/31/2014	$10.12158	$10.52427	0
01/01/2015 to 12/31/2015	$10.52427	$10.28996	0
01/01/2016 to 12/31/2016	$10.28996	$10.51300	0
01/01/2017 to 12/31/2017	$10.51300	$10.89161	0
01/01/2018 to 12/31/2018	$10.89161	$10.58971	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.13261	$7.57385	33,561
01/01/2010 to 12/31/2010	$7.57385	$8.83745	41,788
01/01/2011 to 12/31/2011	$8.83745	$8.12580	19,244
01/01/2012 to 12/31/2012	$8.12580	$8.99525	23,944
01/01/2013 to 12/31/2013	$8.99525	$10.32007	18,778
01/01/2014 to 12/31/2014	$10.32007	$11.04793	19,231
01/01/2015 to 12/31/2015	$11.04793	$10.76456	13,278
01/01/2016 to 12/31/2016	$10.76456	$11.61897	12,578
01/01/2017 to 12/31/2017	$11.61897	$13.22502	16,808
01/01/2018 to 12/31/2018	$13.22502	$11.97915	12,514
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65148	0
01/01/2014 to 12/31/2014	$11.65148	$13.16369	0
01/01/2015 to 12/31/2015	$13.16369	$13.10433	0
01/01/2016 to 12/31/2016	$13.10433	$14.24224	0
01/01/2017 to 12/31/2017	$14.24224	$16.95316	0
01/01/2018 to 12/31/2018	$16.95316	$15.42992	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.84939	$6.98586	0
01/01/2010 to 12/31/2010	$6.98586	$7.87945	0
01/01/2011 to 12/31/2011	$7.87945	$7.99204	0
01/01/2012 to 12/31/2012	$7.99204	$9.30824	0
01/01/2013 to 12/31/2013	$9.30824	$12.08471	0
01/01/2014 to 12/31/2014	$12.08471	$13.88676	0
01/01/2015 to 12/31/2015	$13.88676	$14.03321	0
01/01/2016 to 12/31/2016	$14.03321	$15.80081	0
01/01/2017 to 12/31/2017	$15.80081	$18.93838	0
01/01/2018 to 12/31/2018	$18.93838	$17.03902	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88085	0
01/01/2012 to 12/31/2012	$8.88085	$9.85166	0
01/01/2013 to 12/31/2013	$9.85166	$11.82148	0
01/01/2014 to 12/31/2014	$11.82148	$12.34269	0
01/01/2015 to 12/31/2015	$12.34269	$12.11854	0
01/01/2016 to 12/31/2016	$12.11854	$12.63232	0
01/01/2017 to 12/31/2017	$12.63232	$14.63773	0
01/01/2018 to 12/31/2018	$14.63773	$13.41202	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.33097	$8.86793	29,625
01/01/2010 to 12/31/2010	$8.86793	$9.72995	29,810
01/01/2011 to 12/31/2011	$9.72995	$9.36585	29,036
01/01/2012 to 12/31/2012	$9.36585	$10.12571	27,448
01/01/2013 to 12/31/2013	$10.12571	$11.16163	27,449
01/01/2014 to 12/31/2014	$11.16163	$11.50482	27,449
01/01/2015 to 12/31/2015	$11.50482	$11.26015	27,449
01/01/2016 to 12/31/2016	$11.26015	$11.57102	27,449
01/01/2017 to 12/31/2017	$11.57102	$13.18598	27,449
01/01/2018 to 12/31/2018	$13.18598	$11.90412	27,449
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.59124	$7.27185	0
01/01/2010 to 12/31/2010	$7.27185	$9.44933	0
01/01/2011 to 12/31/2011	$9.44933	$8.04934	0
01/01/2012 to 12/31/2012	$8.04934	$9.47502	0
01/01/2013 to 12/31/2013	$9.47502	$13.08006	0
01/01/2014 to 12/31/2014	$13.08006	$13.45671	0
01/01/2015 to 12/31/2015	$13.45671	$13.36854	0
01/01/2016 to 12/31/2016	$13.36854	$14.11569	0
01/01/2017 to 12/31/2017	$14.11569	$17.67138	0
01/01/2018 to 12/31/2018	$17.67138	$15.44403	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.28194	$8.24680	0
01/01/2010 to 12/31/2010	$8.24680	$11.02938	0
01/01/2011 to 12/31/2011	$11.02938	$10.70717	0
01/01/2012 to 12/31/2012	$10.70717	$11.77465	0
01/01/2013 to 12/31/2013	$11.77465	$15.60372	0
01/01/2014 to 12/31/2014	$15.60372	$15.88155	0
01/01/2015 to 12/31/2015	$15.88155	$15.69205	0
01/01/2016 to 12/31/2016	$15.69205	$17.24253	0
01/01/2017 to 12/31/2017	$17.24253	$20.94788	0
01/01/2018 to 12/31/2018	$20.94788	$18.80848	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.50560	$8.09990	0
01/01/2010 to 12/31/2010	$8.09990	$10.00506	0
01/01/2011 to 12/31/2011	$10.00506	$9.22265	0
01/01/2012 to 12/31/2012	$9.22265	$10.68323	0
01/01/2013 to 12/31/2013	$10.68323	$14.39067	0
01/01/2014 to 12/31/2014	$14.39067	$14.85133	0
01/01/2015 to 12/31/2015	$14.85133	$13.93211	0
01/01/2016 to 12/31/2016	$13.93211	$17.64801	0
01/01/2017 to 12/31/2017	$17.64801	$18.57361	0
01/01/2018 to 12/31/2018	$18.57361	$15.09796	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.39806	$9.00350	31,614
01/01/2010 to 12/31/2010	$9.00350	$9.84496	28,629
01/01/2011 to 12/31/2011	$9.84496	$9.84336	26,239
01/01/2012 to 12/31/2012	$9.84336	$10.95219	18,559
01/01/2013 to 12/31/2013	$10.95219	$12.54465	13,876
01/01/2014 to 12/31/2014	$12.54465	$13.02142	15,068
01/01/2015 to 12/31/2015	$13.02142	$12.77107	15,812
01/01/2016 to 12/31/2016	$12.77107	$13.46551	1,437
01/01/2017 to 12/31/2017	$13.46551	$15.23590	2,152
01/01/2018 to 12/31/2018	$15.23590	$14.13955	627
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.86411	$8.81748	0
01/01/2010 to 12/31/2010	$8.81748	$10.01116	0
01/01/2011 to 12/31/2011	$10.01116	$9.64854	0
01/01/2012 to 12/31/2012	$9.64854	$11.12194	0
01/01/2013 to 12/31/2013	$11.12194	$15.70416	0
01/01/2014 to 12/31/2014	$15.70416	$16.68057	0
01/01/2015 to 12/31/2015	$16.68057	$17.92025	0
01/01/2016 to 12/31/2016	$17.92025	$18.04315	0
01/01/2017 to 12/31/2017	$18.04315	$24.39178	0
01/01/2018 to 12/31/2018	$24.39178	$24.83476	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.02426	$6.98434	0
01/01/2010 to 12/31/2010	$6.98434	$7.69919	0
01/01/2011 to 12/31/2011	$7.69919	$7.51114	0
01/01/2012 to 12/31/2012	$7.51114	$8.35028	0
01/01/2013 to 12/31/2013	$8.35028	$11.02125	0
01/01/2014 to 12/31/2014	$11.02125	$10.97323	0
01/01/2015 to 12/31/2015	$10.97323	$10.10538	0
01/01/2016 to 12/31/2016	$10.10538	$10.51451	0
01/01/2017 to 12/31/2017	$10.51451	$12.01501	0
01/01/2018 to 12/31/2018	$12.01501	$10.63418	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.69990	$8.34555	0
01/01/2010 to 12/31/2010	$8.34555	$9.85534	0
01/01/2011 to 12/31/2011	$9.85534	$8.22064	0
01/01/2012 to 12/31/2012	$8.22064	$8.35035	0
01/01/2013 to 12/31/2013	$8.35035	$9.44552	0
01/01/2014 to 12/31/2014	$9.44552	$8.48582	0
01/01/2015 to 12/31/2015	$8.48582	$6.71740	0
01/01/2016 to 12/31/2016	$6.71740	$8.20687	0
01/01/2017 to 12/31/2017	$8.20687	$8.87536	0
01/01/2018 to 12/31/2018	$8.87536	$7.25117	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.13609	$11.14105	0
01/01/2010 to 12/31/2010	$11.14105	$11.54964	0
01/01/2011 to 12/31/2011	$11.54964	$11.79014	0
01/01/2012 to 12/31/2012	$11.79014	$12.16219	0
01/01/2013 to 12/31/2013	$12.16219	$11.47585	0
01/01/2014 to 12/31/2014	$11.47585	$11.31317	0
01/01/2015 to 12/31/2015	$11.31317	$10.57884	0
01/01/2016 to 12/31/2016	$10.57884	$10.82350	0
01/01/2017 to 12/31/2017	$10.82350	$10.82810	0
01/01/2018 to 12/31/2018	$10.82810	$10.82649	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.90672	$8.04258	788
01/01/2010 to 12/31/2010	$8.04258	$9.74614	813
01/01/2011 to 12/31/2011	$9.74614	$9.22525	813
01/01/2012 to 12/31/2012	$9.22525	$10.70891	813
01/01/2013 to 12/31/2013	$10.70891	$13.90196	813
01/01/2014 to 12/31/2014	$13.90196	$15.66908	813
01/01/2015 to 12/31/2015	$15.66908	$14.34625	813
01/01/2016 to 12/31/2016	$14.34625	$16.03366	813
01/01/2017 to 12/31/2017	$16.03366	$18.63264	813
01/01/2018 to 12/31/2018	$18.63264	$15.24624	813
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.84907	$7.36456	0
01/01/2010 to 12/31/2010	$7.36456	$8.27666	0
01/01/2011 to 12/31/2011	$8.27666	$7.83397	0
01/01/2012 to 12/31/2012	$7.83397	$8.52527	0
01/01/2013 to 12/31/2013	$8.52527	$10.07155	0
01/01/2014 to 12/31/2014	$10.07155	$10.41726	0
01/01/2015 to 12/31/2015	$10.41726	$10.14809	0
01/01/2016 to 12/31/2016	$10.14809	$10.59837	0
01/01/2017 to 12/31/2017	$10.59837	$11.80324	0
01/01/2018 to 12/31/2018	$11.80324	$10.99202	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.27028	$10.14521	0
01/01/2010 to 12/31/2010	$10.14521	$10.72156	0
01/01/2011 to 12/31/2011	$10.72156	$11.14467	0
01/01/2012 to 12/31/2012	$11.14467	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$11.37965	0
01/01/2014 to 12/31/2014	$11.37965	$11.95917	0
01/01/2015 to 12/31/2015	$11.95917	$11.86932	0
01/01/2016 to 12/31/2016	$11.86932	$12.23602	0
01/01/2017 to 12/31/2017	$12.23602	$12.75315	0
01/01/2018 to 12/31/2018	$12.75315	$12.21833	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily and Combination 5% Roll-Up and HAV Death
Benefit or Highest Daily Value Death Benefit (2.25%) OR TrueAccumulation HD 60 bps and Combo DB (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.93900	$8.43907	103,608
01/01/2010 to 12/31/2010	$8.43907	$9.24057	101,061
01/01/2011 to 12/31/2011	$9.24057	$8.79690	97,977
01/01/2012 to 12/31/2012	$8.79690	$9.68389	94,375
01/01/2013 to 12/31/2013	$9.68389	$10.41517	92,720
01/01/2014 to 12/31/2014	$10.41517	$10.57455	89,680
01/01/2015 to 12/31/2015	$10.57455	$10.00862	87,176
01/01/2016 to 12/31/2016	$10.00862	$10.40872	85,208
01/01/2017 to 12/31/2017	$10.40872	$11.46107	85,194
01/01/2018 to 12/31/2018	$11.46107	$10.29528	75,701
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.18015	$8.86174	4,268
01/01/2010 to 12/31/2010	$8.86174	$9.85443	4,407
01/01/2011 to 12/31/2011	$9.85443	$9.64842	3,861
01/01/2012 to 12/31/2012	$9.64842	$10.72340	3,994
01/01/2013 to 12/31/2013	$10.72340	$12.22345	4,293
01/01/2014 to 12/31/2014	$12.22345	$12.68426	4,231
01/01/2015 to 12/31/2015	$12.68426	$12.50432	4,132
01/01/2016 to 12/31/2016	$12.50432	$13.09843	4,086
01/01/2017 to 12/31/2017	$13.09843	$14.97895	3,505
01/01/2018 to 12/31/2018	$14.97895	$13.78493	538
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99817	$11.59254	0
01/01/2014 to 12/31/2014	$11.59254	$12.83015	0
01/01/2015 to 12/31/2015	$12.83015	$12.76414	0
01/01/2016 to 12/31/2016	$12.76414	$13.81963	0
01/01/2017 to 12/31/2017	$13.81963	$16.50772	0
01/01/2018 to 12/31/2018	$16.50772	$14.82894	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.26485	$8.76001	5,968
01/01/2010 to 12/31/2010	$8.76001	$9.62204	5,653
01/01/2011 to 12/31/2011	$9.62204	$9.29593	5,360
01/01/2012 to 12/31/2012	$9.29593	$10.22495	0
01/01/2013 to 12/31/2013	$10.22495	$11.76438	0
01/01/2014 to 12/31/2014	$11.76438	$12.25547	0
01/01/2015 to 12/31/2015	$12.25547	$12.04247	0
01/01/2016 to 12/31/2016	$12.04247	$12.51938	0
01/01/2017 to 12/31/2017	$12.51938	$14.06938	0
01/01/2018 to 12/31/2018	$14.06938	$13.07873	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99817	$9.13225	0
01/01/2012 to 12/31/2012	$9.13225	$9.99312	0
01/01/2013 to 12/31/2013	$9.99312	$10.83368	0
01/01/2014 to 12/31/2014	$10.83368	$11.11363	0
01/01/2015 to 12/31/2015	$11.11363	$10.54264	0
01/01/2016 to 12/31/2016	$10.54264	$11.02852	0
01/01/2017 to 12/31/2017	$11.02852	$12.14644	0
01/01/2018 to 12/31/2018	$12.14644	$11.25038	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.20502	$11.00111	0
01/01/2010 to 12/31/2010	$11.00111	$11.17807	0
01/01/2011 to 12/31/2011	$11.17807	$11.17792	0
01/01/2012 to 12/31/2012	$11.17792	$11.44441	0
01/01/2013 to 12/31/2013	$11.44441	$10.94881	0
01/01/2014 to 12/31/2014	$10.94881	$10.69701	0
01/01/2015 to 12/31/2015	$10.69701	$10.51181	0
01/01/2016 to 12/31/2016	$10.51181	$10.44900	0
01/01/2017 to 12/31/2017	$10.44900	$10.39338	0
01/01/2018 to 12/31/2018	$10.39338	$10.23866	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.11299	$11.52465	0
01/01/2010 to 12/31/2010	$11.52465	$12.14060	0
01/01/2011 to 12/31/2011	$12.14060	$12.25092	0
01/01/2012 to 12/31/2012	$12.25092	$13.09743	0
01/01/2013 to 12/31/2013	$13.09743	$12.57340	0
01/01/2014 to 12/31/2014	$12.57340	$12.81660	0
01/01/2015 to 12/31/2015	$12.81660	$12.26985	0
01/01/2016 to 12/31/2016	$12.26985	$12.50747	0
01/01/2017 to 12/31/2017	$12.50747	$12.76616	0
01/01/2018 to 12/31/2018	$12.76616	$12.40090	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92260	$9.66602	0
01/01/2010 to 12/31/2010	$9.66602	$10.51037	0
01/01/2011 to 12/31/2011	$10.51037	$11.67502	0
01/01/2012 to 12/31/2012	$11.67502	$12.07002	0
01/01/2013 to 12/31/2013	$12.07002	$11.43296	0
01/01/2014 to 12/31/2014	$11.43296	$11.47866	0
01/01/2015 to 12/31/2015	$11.47866	$11.31669	0
01/01/2016 to 12/31/2016	$11.31669	$11.24598	0
01/01/2017 to 12/31/2017	$11.24598	$11.07724	0
01/01/2018 to 12/31/2018	$11.07724	$10.91395	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90537	$9.56692	0
01/01/2010 to 12/31/2010	$9.56692	$10.41909	0
01/01/2011 to 12/31/2011	$10.41909	$11.81750	0
01/01/2012 to 12/31/2012	$11.81750	$12.23378	0
01/01/2013 to 12/31/2013	$12.23378	$11.38619	0
01/01/2014 to 12/31/2014	$11.38619	$11.61012	0
01/01/2015 to 12/31/2015	$11.61012	$11.47583	0
01/01/2016 to 12/31/2016	$11.47583	$11.38576	0
01/01/2017 to 12/31/2017	$11.38576	$11.22014	0
01/01/2018 to 12/31/2018	$11.22014	$11.03375	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88409	$9.24215	0
01/01/2010 to 12/31/2010	$9.24215	$10.10897	0
01/01/2011 to 12/31/2011	$10.10897	$11.73297	0
01/01/2012 to 12/31/2012	$11.73297	$12.19909	0
01/01/2013 to 12/31/2013	$12.19909	$11.15288	0
01/01/2014 to 12/31/2014	$11.15288	$11.57887	0
01/01/2015 to 12/31/2015	$11.57887	$11.49663	0
01/01/2016 to 12/31/2016	$11.49663	$11.46375	0
01/01/2017 to 12/31/2017	$11.46375	$11.31107	0
01/01/2018 to 12/31/2018	$11.31107	$11.09261	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96313	0
01/01/2011 to 12/31/2011	$10.96313	$12.89858	0
01/01/2012 to 12/31/2012	$12.89858	$13.47101	0
01/01/2013 to 12/31/2013	$13.47101	$12.25190	0
01/01/2014 to 12/31/2014	$12.25190	$12.90229	0
01/01/2015 to 12/31/2015	$12.90229	$12.84296	0
01/01/2016 to 12/31/2016	$12.84296	$12.81595	0
01/01/2017 to 12/31/2017	$12.81595	$12.73226	0
01/01/2018 to 12/31/2018	$12.73226	$12.45854	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97123	0
01/01/2012 to 12/31/2012	$11.97123	$12.39162	0
01/01/2013 to 12/31/2013	$12.39162	$10.93752	0
01/01/2014 to 12/31/2014	$10.93752	$11.80557	0
01/01/2015 to 12/31/2015	$11.80557	$11.78745	0
01/01/2016 to 12/31/2016	$11.78745	$11.73884	0
01/01/2017 to 12/31/2017	$11.73884	$11.66093	0
01/01/2018 to 12/31/2018	$11.66093	$11.38584	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99756	$10.35614	0
01/01/2013 to 12/31/2013	$10.35614	$9.09485	0
01/01/2014 to 12/31/2014	$9.09485	$10.01687	0
01/01/2015 to 12/31/2015	$10.01687	$10.06136	0
01/01/2016 to 12/31/2016	$10.06136	$10.02820	0
01/01/2017 to 12/31/2017	$10.02820	$9.97400	0
01/01/2018 to 12/31/2018	$9.97400	$9.72740	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71352	0
01/01/2014 to 12/31/2014	$8.71352	$9.76502	0
01/01/2015 to 12/31/2015	$9.76502	$9.82104	0
01/01/2016 to 12/31/2016	$9.82104	$9.78823	0
01/01/2017 to 12/31/2017	$9.78823	$9.73417	0
01/01/2018 to 12/31/2018	$9.73417	$9.45728	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25653	0
01/01/2015 to 12/31/2015	$11.25653	$11.22846	0
01/01/2016 to 12/31/2016	$11.22846	$11.25301	0
01/01/2017 to 12/31/2017	$11.25301	$11.20689	0
01/01/2018 to 12/31/2018	$11.20689	$10.87802	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89695	0
01/01/2016 to 12/31/2016	$9.89695	$9.88034	0
01/01/2017 to 12/31/2017	$9.88034	$9.89708	0
01/01/2018 to 12/31/2018	$9.89708	$9.57720	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99756	$9.83893	0
01/01/2017 to 12/31/2017	$9.83893	$9.88094	0
01/01/2018 to 12/31/2018	$9.88094	$9.54041	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99756	$9.99539	0
01/01/2018 to 12/31/2018	$9.99539	$9.57305	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99756	$9.62202	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.61333	$8.10575	29,699
01/01/2010 to 12/31/2010	$8.10575	$8.98747	30,032
01/01/2011 to 12/31/2011	$8.98747	$8.57641	26,340
01/01/2012 to 12/31/2012	$8.57641	$9.53801	25,322
01/01/2013 to 12/31/2013	$9.53801	$11.44349	26,277
01/01/2014 to 12/31/2014	$11.44349	$11.97425	25,604
01/01/2015 to 12/31/2015	$11.97425	$11.77285	23,302
01/01/2016 to 12/31/2016	$11.77285	$12.30116	22,304
01/01/2017 to 12/31/2017	$12.30116	$14.18317	22,906
01/01/2018 to 12/31/2018	$14.18317	$13.00655	8,321
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60694	0
01/01/2014 to 12/31/2014	$11.60694	$12.89601	0
01/01/2015 to 12/31/2015	$12.89601	$12.16134	0
01/01/2016 to 12/31/2016	$12.16134	$13.66555	0
01/01/2017 to 12/31/2017	$13.66555	$15.82482	0
01/01/2018 to 12/31/2018	$15.82482	$14.73672	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.93547	$7.65792	0
01/01/2010 to 12/31/2010	$7.65792	$9.63797	0
01/01/2011 to 12/31/2011	$9.63797	$10.04709	0
01/01/2012 to 12/31/2012	$10.04709	$11.33335	0
01/01/2013 to 12/31/2013	$11.33335	$11.43079	0
01/01/2014 to 12/31/2014	$11.43079	$14.63476	0
01/01/2015 to 12/31/2015	$14.63476	$15.00554	0
01/01/2016 to 12/31/2016	$15.00554	$15.38232	0
01/01/2017 to 12/31/2017	$15.38232	$15.98380	0
01/01/2018 to 12/31/2018	$15.98380	$14.88649	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.66519	$8.07303	36,333
01/01/2010 to 12/31/2010	$8.07303	$9.02920	35,724
01/01/2011 to 12/31/2011	$9.02920	$8.69762	35,387
01/01/2012 to 12/31/2012	$8.69762	$9.41022	34,147
01/01/2013 to 12/31/2013	$9.41022	$10.56122	34,394
01/01/2014 to 12/31/2014	$10.56122	$10.65404	4,824
01/01/2015 to 12/31/2015	$10.65404	$10.52258	4,788
01/01/2016 to 12/31/2016	$10.52258	$10.72893	4,777
01/01/2017 to 12/31/2017	$10.72893	$12.22163	3,551
01/01/2018 to 12/31/2018	$12.22163	$11.02518	3,300
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09787	$8.05662	0
01/01/2010 to 12/31/2010	$8.05662	$9.47077	0
01/01/2011 to 12/31/2011	$9.47077	$8.79564	0
01/01/2012 to 12/31/2012	$8.79564	$10.90705	0
01/01/2013 to 12/31/2013	$10.90705	$11.13034	0
01/01/2014 to 12/31/2014	$11.13034	$12.40059	0
01/01/2015 to 12/31/2015	$12.40059	$12.11645	0
01/01/2016 to 12/31/2016	$12.11645	$11.95614	0
01/01/2017 to 12/31/2017	$11.95614	$12.96633	0
01/01/2018 to 12/31/2018	$12.96633	$12.08194	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.90611	$6.88429	0
01/01/2010 to 12/31/2010	$6.88429	$7.60027	0
01/01/2011 to 12/31/2011	$7.60027	$7.02277	0
01/01/2012 to 12/31/2012	$7.02277	$8.21850	0
01/01/2013 to 12/31/2013	$8.21850	$10.73345	0
01/01/2014 to 12/31/2014	$10.73345	$11.87536	0
01/01/2015 to 12/31/2015	$11.87536	$11.07696	0
01/01/2016 to 12/31/2016	$11.07696	$12.08379	0
01/01/2017 to 12/31/2017	$12.08379	$12.97012	0
01/01/2018 to 12/31/2018	$12.97012	$11.60121	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.02276	$9.25287	0
01/01/2010 to 12/31/2010	$9.25287	$10.84297	0
01/01/2011 to 12/31/2011	$10.84297	$10.28861	0
01/01/2012 to 12/31/2012	$10.28861	$12.03503	0
01/01/2013 to 12/31/2013	$12.03503	$15.55881	0
01/01/2014 to 12/31/2014	$15.55881	$16.97002	0
01/01/2015 to 12/31/2015	$16.97002	$15.65242	0
01/01/2016 to 12/31/2016	$15.65242	$15.55999	0
01/01/2017 to 12/31/2017	$15.55999	$19.34077	0
01/01/2018 to 12/31/2018	$19.34077	$18.08970	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58712	$9.15495	0
01/01/2010 to 12/31/2010	$9.15495	$9.99172	0
01/01/2011 to 12/31/2011	$9.99172	$9.72241	0
01/01/2012 to 12/31/2012	$9.72241	$10.47090	0
01/01/2013 to 12/31/2013	$10.47090	$11.24583	0
01/01/2014 to 12/31/2014	$11.24583	$11.44247	0
01/01/2015 to 12/31/2015	$11.44247	$11.08852	0
01/01/2016 to 12/31/2016	$11.08852	$11.41476	0
01/01/2017 to 12/31/2017	$11.41476	$12.53507	0
01/01/2018 to 12/31/2018	$12.53507	$11.39216	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.61996	$9.45270	0
01/01/2010 to 12/31/2010	$9.45270	$11.71899	0
01/01/2011 to 12/31/2011	$11.71899	$11.61038	0
01/01/2012 to 12/31/2012	$11.61038	$13.13563	0
01/01/2013 to 12/31/2013	$13.13563	$17.83218	0
01/01/2014 to 12/31/2014	$17.83218	$18.69447	0
01/01/2015 to 12/31/2015	$18.69447	$17.27799	0
01/01/2016 to 12/31/2016	$17.27799	$21.00648	0
01/01/2017 to 12/31/2017	$21.00648	$23.04893	0
01/01/2018 to 12/31/2018	$23.04893	$19.36816	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.13142	$9.93250	0
01/01/2010 to 12/31/2010	$9.93250	$9.71606	0
01/01/2011 to 12/31/2011	$9.71606	$9.50427	0
01/01/2012 to 12/31/2012	$9.50427	$9.29512	0
01/01/2013 to 12/31/2013	$9.29512	$9.09014	0
01/01/2014 to 12/31/2014	$9.09014	$8.88992	0
01/01/2015 to 12/31/2015	$8.88992	$8.69404	0
01/01/2016 to 12/31/2016	$8.69404	$8.50287	0
01/01/2017 to 12/31/2017	$8.50287	$8.34415	0
01/01/2018 to 12/31/2018	$8.34415	$8.26532	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.64586	$10.13591	0
01/01/2010 to 12/31/2010	$10.13591	$11.25074	0
01/01/2011 to 12/31/2011	$11.25074	$11.35230	0
01/01/2012 to 12/31/2012	$11.35230	$12.64204	0
01/01/2013 to 12/31/2013	$12.64204	$13.25122	0
01/01/2014 to 12/31/2014	$13.25122	$13.29064	0
01/01/2015 to 12/31/2015	$13.29064	$12.53457	0
01/01/2016 to 12/31/2016	$12.53457	$14.14643	0
01/01/2017 to 12/31/2017	$14.14643	$14.86919	0
01/01/2018 to 12/31/2018	$14.86919	$14.25092	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.45762	$6.37465	0
01/01/2010 to 12/31/2010	$6.37465	$7.05469	0
01/01/2011 to 12/31/2011	$7.05469	$6.61075	0
01/01/2012 to 12/31/2012	$6.61075	$7.55656	0
01/01/2013 to 12/31/2013	$7.55656	$10.33585	0
01/01/2014 to 12/31/2014	$10.33585	$11.49767	0
01/01/2015 to 12/31/2015	$11.49767	$10.36318	0
01/01/2016 to 12/31/2016	$10.36318	$12.15084	0
01/01/2017 to 12/31/2017	$12.15084	$14.16473	0
01/01/2018 to 12/31/2018	$14.16473	$11.89058	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.37533	$7.11204	0
01/01/2010 to 12/31/2010	$7.11204	$7.96369	0
01/01/2011 to 12/31/2011	$7.96369	$6.78190	0
01/01/2012 to 12/31/2012	$6.78190	$7.98291	0
01/01/2013 to 12/31/2013	$7.98291	$9.29481	0
01/01/2014 to 12/31/2014	$9.29481	$8.58780	0
01/01/2015 to 12/31/2015	$8.58780	$8.66291	0
01/01/2016 to 12/31/2016	$8.66291	$8.15230	0
01/01/2017 to 12/31/2017	$8.15230	$10.79776	0
01/01/2018 to 12/31/2018	$10.79776	$9.15081	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.72167	$7.30212	0
01/01/2010 to 12/31/2010	$7.30212	$7.93270	0
01/01/2011 to 12/31/2011	$7.93270	$6.78440	0
01/01/2012 to 12/31/2012	$6.78440	$7.74111	0
01/01/2013 to 12/31/2013	$7.74111	$9.04438	0
01/01/2014 to 12/31/2014	$9.04438	$8.25210	0
01/01/2015 to 12/31/2015	$8.25210	$8.13617	0
01/01/2016 to 12/31/2016	$8.13617	$8.00339	0
01/01/2017 to 12/31/2017	$8.00339	$9.61323	0
01/01/2018 to 12/31/2018	$9.61323	$7.88331	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.11280	$8.81105	0
01/01/2010 to 12/31/2010	$8.81105	$9.80753	0
01/01/2011 to 12/31/2011	$9.80753	$9.53709	0
01/01/2012 to 12/31/2012	$9.53709	$10.59352	0
01/01/2013 to 12/31/2013	$10.59352	$12.04688	0
01/01/2014 to 12/31/2014	$12.04688	$12.53123	0
01/01/2015 to 12/31/2015	$12.53123	$12.12672	0
01/01/2016 to 12/31/2016	$12.12672	$12.47886	0
01/01/2017 to 12/31/2017	$12.47886	$14.27394	0
01/01/2018 to 12/31/2018	$14.27394	$12.92864	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.91568	$7.86117	0
01/01/2010 to 12/31/2010	$7.86117	$8.23915	0
01/01/2011 to 12/31/2011	$8.23915	$7.32044	0
01/01/2012 to 12/31/2012	$7.32044	$8.72738	0
01/01/2013 to 12/31/2013	$8.72738	$9.84617	0
01/01/2014 to 12/31/2014	$9.84617	$9.01626	0
01/01/2015 to 12/31/2015	$9.01626	$8.57108	0
01/01/2016 to 12/31/2016	$8.57108	$8.54457	0
01/01/2017 to 12/31/2017	$8.54457	$10.83307	0
01/01/2018 to 12/31/2018	$10.83307	$8.74244	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.79152	$9.29772	29,382
01/01/2010 to 12/31/2010	$9.29772	$9.75836	29,316
01/01/2011 to 12/31/2011	$9.75836	$9.56595	22,336
01/01/2012 to 12/31/2012	$9.56595	$10.35760	25,063
01/01/2013 to 12/31/2013	$10.35760	$11.24695	30,640
01/01/2014 to 12/31/2014	$11.24695	$11.59835	33,438
01/01/2015 to 12/31/2015	$11.59835	$11.32200	27,964
01/01/2016 to 12/31/2016	$11.32200	$11.49810	27,294
01/01/2017 to 12/31/2017	$11.49810	$12.61078	36,005
01/01/2018 to 12/31/2018	$12.61078	$11.69923	545
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08356	$10.28296	0
01/01/2010 to 12/31/2010	$10.28296	$11.19445	0
01/01/2011 to 12/31/2011	$11.19445	$11.02056	0
01/01/2012 to 12/31/2012	$11.02056	$12.41412	0
01/01/2013 to 12/31/2013	$12.41412	$16.57128	0
01/01/2014 to 12/31/2014	$16.57128	$17.74632	0
01/01/2015 to 12/31/2015	$17.74632	$19.20094	0
01/01/2016 to 12/31/2016	$19.20094	$18.50384	0
01/01/2017 to 12/31/2017	$18.50384	$24.58149	0
01/01/2018 to 12/31/2018	$24.58149	$23.64944	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.95100	$7.55184	0
01/01/2010 to 12/31/2010	$7.55184	$8.84435	0
01/01/2011 to 12/31/2011	$8.84435	$8.57068	0
01/01/2012 to 12/31/2012	$8.57068	$9.40965	0
01/01/2013 to 12/31/2013	$9.40965	$12.57148	0
01/01/2014 to 12/31/2014	$12.57148	$13.59643	0
01/01/2015 to 12/31/2015	$13.59643	$14.63603	0
01/01/2016 to 12/31/2016	$14.63603	$15.11241	0
01/01/2017 to 12/31/2017	$15.11241	$19.65624	0
01/01/2018 to 12/31/2018	$19.65624	$18.70407	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.71901	$8.64125	0
01/01/2010 to 12/31/2010	$8.64125	$9.46896	0
01/01/2011 to 12/31/2011	$9.46896	$8.97047	0
01/01/2012 to 12/31/2012	$8.97047	$10.79709	0
01/01/2013 to 12/31/2013	$10.79709	$13.47721	0
01/01/2014 to 12/31/2014	$13.47721	$13.65870	0
01/01/2015 to 12/31/2015	$13.65870	$13.16202	0
01/01/2016 to 12/31/2016	$13.16202	$13.78809	0
01/01/2017 to 12/31/2017	$13.78809	$16.70004	0
01/01/2018 to 12/31/2018	$16.70004	$14.76991	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.69032	$8.13318	0
01/01/2010 to 12/31/2010	$8.13318	$8.97093	0
01/01/2011 to 12/31/2011	$8.97093	$8.72140	0
01/01/2012 to 12/31/2012	$8.72140	$9.98605	0
01/01/2013 to 12/31/2013	$9.98605	$13.35087	0
01/01/2014 to 12/31/2014	$13.35087	$14.19391	0
01/01/2015 to 12/31/2015	$14.19391	$14.88461	0
01/01/2016 to 12/31/2016	$14.88461	$14.83565	0
01/01/2017 to 12/31/2017	$14.83565	$18.96530	0
01/01/2018 to 12/31/2018	$18.96530	$18.94377	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99817	$10.17546	0
01/01/2013 to 12/31/2013	$10.17546	$13.38494	0
01/01/2014 to 12/31/2014	$13.38494	$14.42752	0
01/01/2015 to 12/31/2015	$14.42752	$14.00753	0
01/01/2016 to 12/31/2016	$14.00753	$15.54155	0
01/01/2017 to 12/31/2017	$15.54155	$17.83562	0
01/01/2018 to 12/31/2018	$17.83562	$15.67004	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.64787	$7.76834	0
01/01/2010 to 12/31/2010	$7.76834	$9.37771	0
01/01/2011 to 12/31/2011	$9.37771	$8.94345	0
01/01/2012 to 12/31/2012	$8.94345	$10.24423	0
01/01/2013 to 12/31/2013	$10.24423	$14.22720	0
01/01/2014 to 12/31/2014	$14.22720	$15.89644	0
01/01/2015 to 12/31/2015	$15.89644	$14.66977	0
01/01/2016 to 12/31/2016	$14.66977	$16.96280	0
01/01/2017 to 12/31/2017	$16.96280	$18.87758	0
01/01/2018 to 12/31/2018	$18.87758	$15.42388	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99817	$10.28427	0
01/01/2013 to 12/31/2013	$10.28427	$11.96007	0
01/01/2014 to 12/31/2014	$11.96007	$12.29764	0
01/01/2015 to 12/31/2015	$12.29764	$11.87722	0
01/01/2016 to 12/31/2016	$11.87722	$12.11804	0
01/01/2017 to 12/31/2017	$12.11804	$13.80638	0
01/01/2018 to 12/31/2018	$13.80638	$12.38329	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55968	$9.05371	0
01/01/2010 to 12/31/2010	$9.05371	$10.82608	0
01/01/2011 to 12/31/2011	$10.82608	$8.44144	0
01/01/2012 to 12/31/2012	$8.44144	$9.73520	0
01/01/2013 to 12/31/2013	$9.73520	$9.54191	0
01/01/2014 to 12/31/2014	$9.54191	$8.89465	0
01/01/2015 to 12/31/2015	$8.89465	$7.24355	0
01/01/2016 to 12/31/2016	$7.24355	$7.96008	0
01/01/2017 to 12/31/2017	$7.96008	$9.83867	0
01/01/2018 to 12/31/2018	$9.83867	$8.26924	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.24363	$9.67745	7,605
01/01/2010 to 12/31/2010	$9.67745	$10.46483	7,598
01/01/2011 to 12/31/2011	$10.46483	$10.33653	7,591
01/01/2012 to 12/31/2012	$10.33653	$11.15714	6,122
01/01/2013 to 12/31/2013	$11.15714	$11.91643	6,119
01/01/2014 to 12/31/2014	$11.91643	$12.32685	6,116
01/01/2015 to 12/31/2015	$12.32685	$12.07249	6,113
01/01/2016 to 12/31/2016	$12.07249	$12.45941	6,110
01/01/2017 to 12/31/2017	$12.45941	$13.42001	6,108
01/01/2018 to 12/31/2018	$13.42001	$12.74999	6,105
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06081	0
01/01/2012 to 12/31/2012	$10.06081	$10.53829	0
01/01/2013 to 12/31/2013	$10.53829	$10.06769	0
01/01/2014 to 12/31/2014	$10.06769	$10.44256	0
01/01/2015 to 12/31/2015	$10.44256	$10.18498	0
01/01/2016 to 12/31/2016	$10.18498	$10.38025	0
01/01/2017 to 12/31/2017	$10.38025	$10.72784	0
01/01/2018 to 12/31/2018	$10.72784	$10.40491	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.11107	$7.52883	7,929
01/01/2010 to 12/31/2010	$7.52883	$8.76348	4,225
01/01/2011 to 12/31/2011	$8.76348	$8.03805	4,222
01/01/2012 to 12/31/2012	$8.03805	$8.87626	4,220
01/01/2013 to 12/31/2013	$8.87626	$10.15860	4,217
01/01/2014 to 12/31/2014	$10.15860	$10.84847	4,215
01/01/2015 to 12/31/2015	$10.84847	$10.54442	12,723
01/01/2016 to 12/31/2016	$10.54442	$11.35358	12,568
01/01/2017 to 12/31/2017	$11.35358	$12.89148	14,733
01/01/2018 to 12/31/2018	$12.89148	$11.64830	4,209
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99817	$11.63208	0
01/01/2014 to 12/31/2014	$11.63208	$13.10966	0
01/01/2015 to 12/31/2015	$13.10966	$13.01854	0
01/01/2016 to 12/31/2016	$13.01854	$14.11450	0
01/01/2017 to 12/31/2017	$14.11450	$16.75999	0
01/01/2018 to 12/31/2018	$16.75999	$15.21657	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.82874	$6.94419	0
01/01/2010 to 12/31/2010	$6.94419	$7.81316	0
01/01/2011 to 12/31/2011	$7.81316	$7.90544	0
01/01/2012 to 12/31/2012	$7.90544	$9.18480	0
01/01/2013 to 12/31/2013	$9.18480	$11.89535	0
01/01/2014 to 12/31/2014	$11.89535	$13.63571	0
01/01/2015 to 12/31/2015	$13.63571	$13.74588	0
01/01/2016 to 12/31/2016	$13.74588	$15.43952	0
01/01/2017 to 12/31/2017	$15.43952	$18.46026	0
01/01/2018 to 12/31/2018	$18.46026	$16.56794	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86623	0
01/01/2012 to 12/31/2012	$8.86623	$9.81140	0
01/01/2013 to 12/31/2013	$9.81140	$11.74435	0
01/01/2014 to 12/31/2014	$11.74435	$12.23225	0
01/01/2015 to 12/31/2015	$12.23225	$11.98067	0
01/01/2016 to 12/31/2016	$11.98067	$12.45801	0
01/01/2017 to 12/31/2017	$12.45801	$14.40055	0
01/01/2018 to 12/31/2018	$14.40055	$13.16226	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.31892	$8.83168	0
01/01/2010 to 12/31/2010	$8.83168	$9.66656	0
01/01/2011 to 12/31/2011	$9.66656	$9.28221	0
01/01/2012 to 12/31/2012	$9.28221	$10.01073	0
01/01/2013 to 12/31/2013	$10.01073	$11.00797	0
01/01/2014 to 12/31/2014	$11.00797	$11.31869	0
01/01/2015 to 12/31/2015	$11.31869	$11.05089	0
01/01/2016 to 12/31/2016	$11.05089	$11.32835	0
01/01/2017 to 12/31/2017	$11.32835	$12.87775	0
01/01/2018 to 12/31/2018	$12.87775	$11.59717	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.57163	$7.22865	0
01/01/2010 to 12/31/2010	$7.22865	$9.37021	0
01/01/2011 to 12/31/2011	$9.37021	$7.96243	0
01/01/2012 to 12/31/2012	$7.96243	$9.34974	0
01/01/2013 to 12/31/2013	$9.34974	$12.87543	0
01/01/2014 to 12/31/2014	$12.87543	$13.21385	0
01/01/2015 to 12/31/2015	$13.21385	$13.09507	0
01/01/2016 to 12/31/2016	$13.09507	$13.79316	0
01/01/2017 to 12/31/2017	$13.79316	$17.22547	0
01/01/2018 to 12/31/2018	$17.22547	$15.01717	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.25989	$8.19774	0
01/01/2010 to 12/31/2010	$8.19774	$10.93692	0
01/01/2011 to 12/31/2011	$10.93692	$10.59155	0
01/01/2012 to 12/31/2012	$10.59155	$11.61894	0
01/01/2013 to 12/31/2013	$11.61894	$15.35977	0
01/01/2014 to 12/31/2014	$15.35977	$15.59493	0
01/01/2015 to 12/31/2015	$15.59493	$15.37105	0
01/01/2016 to 12/31/2016	$15.37105	$16.84866	0
01/01/2017 to 12/31/2017	$16.84866	$20.41935	0
01/01/2018 to 12/31/2018	$20.41935	$18.28874	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.48284	$8.05172	0
01/01/2010 to 12/31/2010	$8.05172	$9.92121	0
01/01/2011 to 12/31/2011	$9.92121	$9.12303	0
01/01/2012 to 12/31/2012	$9.12303	$10.54186	0
01/01/2013 to 12/31/2013	$10.54186	$14.16562	0
01/01/2014 to 12/31/2014	$14.16562	$14.58335	0
01/01/2015 to 12/31/2015	$14.58335	$13.64725	0
01/01/2016 to 12/31/2016	$13.64725	$17.24514	0
01/01/2017 to 12/31/2017	$17.24514	$18.10528	0
01/01/2018 to 12/31/2018	$18.10528	$14.68099	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.37218	$8.95004	21,617
01/01/2010 to 12/31/2010	$8.95004	$9.76253	24,155
01/01/2011 to 12/31/2011	$9.76253	$9.73710	21,612
01/01/2012 to 12/31/2012	$9.73710	$10.80731	8,819
01/01/2013 to 12/31/2013	$10.80731	$12.34832	8,316
01/01/2014 to 12/31/2014	$12.34832	$12.78626	6,803
01/01/2015 to 12/31/2015	$12.78626	$12.50981	6,353
01/01/2016 to 12/31/2016	$12.50981	$13.15775	5,900
01/01/2017 to 12/31/2017	$13.15775	$14.85123	5,488
01/01/2018 to 12/31/2018	$14.85123	$13.74864	5,098
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.84358	$8.76503	0
01/01/2010 to 12/31/2010	$8.76503	$9.92720	0
01/01/2011 to 12/31/2011	$9.92720	$9.54415	0
01/01/2012 to 12/31/2012	$9.54415	$10.97465	0
01/01/2013 to 12/31/2013	$10.97465	$15.45825	0
01/01/2014 to 12/31/2014	$15.45825	$16.37927	0
01/01/2015 to 12/31/2015	$16.37927	$17.55349	0
01/01/2016 to 12/31/2016	$17.55349	$17.63082	0
01/01/2017 to 12/31/2017	$17.63082	$23.77624	0
01/01/2018 to 12/31/2018	$23.77624	$24.14833	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.00324	$6.94298	0
01/01/2010 to 12/31/2010	$6.94298	$7.63496	0
01/01/2011 to 12/31/2011	$7.63496	$7.43019	0
01/01/2012 to 12/31/2012	$7.43019	$8.23998	0
01/01/2013 to 12/31/2013	$8.23998	$10.84901	0
01/01/2014 to 12/31/2014	$10.84901	$10.77526	0
01/01/2015 to 12/31/2015	$10.77526	$9.89874	0
01/01/2016 to 12/31/2016	$9.89874	$10.27443	0
01/01/2017 to 12/31/2017	$10.27443	$11.71202	0
01/01/2018 to 12/31/2018	$11.71202	$10.34037	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.67991	$8.29598	0
01/01/2010 to 12/31/2010	$8.29598	$9.77266	0
01/01/2011 to 12/31/2011	$9.77266	$8.13173	0
01/01/2012 to 12/31/2012	$8.13173	$8.23989	0
01/01/2013 to 12/31/2013	$8.23989	$9.29767	0
01/01/2014 to 12/31/2014	$9.29767	$8.33248	0
01/01/2015 to 12/31/2015	$8.33248	$6.57978	0
01/01/2016 to 12/31/2016	$6.57978	$8.01925	0
01/01/2017 to 12/31/2017	$8.01925	$8.65135	0
01/01/2018 to 12/31/2018	$8.65135	$7.05074	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.10058	$11.07476	0
01/01/2010 to 12/31/2010	$11.07476	$11.45282	0
01/01/2011 to 12/31/2011	$11.45282	$11.66279	0
01/01/2012 to 12/31/2012	$11.66279	$12.00139	0
01/01/2013 to 12/31/2013	$12.00139	$11.29641	0
01/01/2014 to 12/31/2014	$11.29641	$11.10902	0
01/01/2015 to 12/31/2015	$11.10902	$10.36239	0
01/01/2016 to 12/31/2016	$10.36239	$10.57621	0
01/01/2017 to 12/31/2017	$10.57621	$10.55484	0
01/01/2018 to 12/31/2018	$10.55484	$10.52722	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.88593	$7.99459	0
01/01/2010 to 12/31/2010	$7.99459	$9.66434	0
01/01/2011 to 12/31/2011	$9.66434	$9.12547	0
01/01/2012 to 12/31/2012	$9.12547	$10.56706	0
01/01/2013 to 12/31/2013	$10.56706	$13.68424	0
01/01/2014 to 12/31/2014	$13.68424	$15.38597	0
01/01/2015 to 12/31/2015	$15.38597	$14.05248	0
01/01/2016 to 12/31/2016	$14.05248	$15.66698	0
01/01/2017 to 12/31/2017	$15.66698	$18.16211	0
01/01/2018 to 12/31/2018	$18.16211	$14.82459	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.82845	$7.32065	0
01/01/2010 to 12/31/2010	$7.32065	$8.20731	0
01/01/2011 to 12/31/2011	$8.20731	$7.74927	0
01/01/2012 to 12/31/2012	$7.74927	$8.41241	0
01/01/2013 to 12/31/2013	$8.41241	$9.91390	0
01/01/2014 to 12/31/2014	$9.91390	$10.22917	0
01/01/2015 to 12/31/2015	$10.22917	$9.94043	0
01/01/2016 to 12/31/2016	$9.94043	$10.35622	0
01/01/2017 to 12/31/2017	$10.35622	$11.50541	0
01/01/2018 to 12/31/2018	$11.50541	$10.68824	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.24471	$10.09245	0
01/01/2010 to 12/31/2010	$10.09245	$10.63976	0
01/01/2011 to 12/31/2011	$10.63976	$11.03259	0
01/01/2012 to 12/31/2012	$11.03259	$11.63642	0
01/01/2013 to 12/31/2013	$11.63642	$11.21013	0
01/01/2014 to 12/31/2014	$11.21013	$11.75216	0
01/01/2015 to 12/31/2015	$11.75216	$11.63529	0
01/01/2016 to 12/31/2016	$11.63529	$11.96548	0
01/01/2017 to 12/31/2017	$11.96548	$12.44058	0
01/01/2018 to 12/31/2018	$12.44058	$11.88942	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS B SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.06233	$8.69541	0
01/01/2010 to 12/31/2010	$8.69541	$9.63917	0
01/01/2011 to 12/31/2011	$9.63917	$9.29000	0
01/01/2012 to 12/31/2012	$9.29000	$10.35371	0
01/01/2013 to 12/31/2013	$10.35371	$11.27353	0
01/01/2014 to 12/31/2014	$11.27353	$11.58790	0
01/01/2015 to 12/31/2015	$11.58790	$11.10364	0
01/01/2016 to 12/31/2016	$11.10364	$11.69030	0
01/01/2017 to 12/31/2017	$11.69030	$13.03123	0
01/01/2018 to 12/31/2018	$13.03123	$11.85175	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.30766	$9.13083	0
01/01/2010 to 12/31/2010	$9.13083	$10.27926	0
01/01/2011 to 12/31/2011	$10.27926	$10.18886	0
01/01/2012 to 12/31/2012	$10.18886	$11.46461	0
01/01/2013 to 12/31/2013	$11.46461	$13.23021	0
01/01/2014 to 12/31/2014	$13.23021	$13.89916	0
01/01/2015 to 12/31/2015	$13.89916	$13.87191	0
01/01/2016 to 12/31/2016	$13.87191	$14.71057	0
01/01/2017 to 12/31/2017	$14.71057	$17.03035	0
01/01/2018 to 12/31/2018	$17.03035	$15.86820	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.39401	$9.02623	0
01/01/2010 to 12/31/2010	$9.02623	$10.03717	0
01/01/2011 to 12/31/2011	$10.03717	$9.81707	0
01/01/2012 to 12/31/2012	$9.81707	$10.93220	2,014
01/01/2013 to 12/31/2013	$10.93220	$12.73391	1,967
01/01/2014 to 12/31/2014	$12.73391	$13.42992	1,918
01/01/2015 to 12/31/2015	$13.42992	$13.36010	1,868
01/01/2016 to 12/31/2016	$13.36010	$14.06093	915
01/01/2017 to 12/31/2017	$14.06093	$15.99694	893
01/01/2018 to 12/31/2018	$15.99694	$15.05604	869
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20818	0
01/01/2012 to 12/31/2012	$9.20818	$10.20139	0
01/01/2013 to 12/31/2013	$10.20139	$11.19641	0
01/01/2014 to 12/31/2014	$11.19641	$11.62806	0
01/01/2015 to 12/31/2015	$11.62806	$11.16734	0
01/01/2016 to 12/31/2016	$11.16734	$11.82635	0
01/01/2017 to 12/31/2017	$11.82635	$13.18619	0
01/01/2018 to 12/31/2018	$13.18619	$12.36560	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.38622	$11.33515	0
01/01/2010 to 12/31/2010	$11.33515	$11.66042	0
01/01/2011 to 12/31/2011	$11.66042	$11.80444	0
01/01/2012 to 12/31/2012	$11.80444	$12.23617	542
01/01/2013 to 12/31/2013	$12.23617	$11.85149	522
01/01/2014 to 12/31/2014	$11.85149	$11.72297	501
01/01/2015 to 12/31/2015	$11.72297	$11.66298	477
01/01/2016 to 12/31/2016	$11.66298	$11.73651	449
01/01/2017 to 12/31/2017	$11.73651	$11.81881	424
01/01/2018 to 12/31/2018	$11.81881	$11.78832	402
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.29238	$11.87444	0
01/01/2010 to 12/31/2010	$11.87444	$12.66421	0
01/01/2011 to 12/31/2011	$12.66421	$12.93721	0
01/01/2012 to 12/31/2012	$12.93721	$14.00298	965
01/01/2013 to 12/31/2013	$14.00298	$13.60948	930
01/01/2014 to 12/31/2014	$13.60948	$14.04469	892
01/01/2015 to 12/31/2015	$14.04469	$13.61232	849
01/01/2016 to 12/31/2016	$13.61232	$14.04741	799
01/01/2017 to 12/31/2017	$14.04741	$14.51510	755
01/01/2018 to 12/31/2018	$14.51510	$14.27548	715
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.73091	$8.35219	0
01/01/2010 to 12/31/2010	$8.35219	$9.37535	0
01/01/2011 to 12/31/2011	$9.37535	$9.05722	0
01/01/2012 to 12/31/2012	$9.05722	$10.19799	0
01/01/2013 to 12/31/2013	$10.19799	$12.38687	0
01/01/2014 to 12/31/2014	$12.38687	$13.12196	0
01/01/2015 to 12/31/2015	$13.12196	$13.06104	0
01/01/2016 to 12/31/2016	$13.06104	$13.81574	0
01/01/2017 to 12/31/2017	$13.81574	$16.12618	0
01/01/2018 to 12/31/2018	$16.12618	$14.97270	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.04131	$7.89121	0
01/01/2010 to 12/31/2010	$7.89121	$10.05465	0
01/01/2011 to 12/31/2011	$10.05465	$10.61116	0
01/01/2012 to 12/31/2012	$10.61116	$12.11837	0
01/01/2013 to 12/31/2013	$12.11837	$12.37411	0
01/01/2014 to 12/31/2014	$12.37411	$16.03873	0
01/01/2015 to 12/31/2015	$16.03873	$16.64898	0
01/01/2016 to 12/31/2016	$16.64898	$17.27784	0
01/01/2017 to 12/31/2017	$17.27784	$18.17535	0
01/01/2018 to 12/31/2018	$18.17535	$17.13877	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.78372	$8.31836	0
01/01/2010 to 12/31/2010	$8.31836	$9.41877	0
01/01/2011 to 12/31/2011	$9.41877	$9.18514	0
01/01/2012 to 12/31/2012	$9.18514	$10.06114	0
01/01/2013 to 12/31/2013	$10.06114	$11.43184	0
01/01/2014 to 12/31/2014	$11.43184	$11.67528	0
01/01/2015 to 12/31/2015	$11.67528	$11.67408	0
01/01/2016 to 12/31/2016	$11.67408	$12.05017	0
01/01/2017 to 12/31/2017	$12.05017	$13.89623	0
01/01/2018 to 12/31/2018	$13.89623	$12.69222	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13222	$8.20258	0
01/01/2010 to 12/31/2010	$8.20258	$9.76157	0
01/01/2011 to 12/31/2011	$9.76157	$9.17783	0
01/01/2012 to 12/31/2012	$9.17783	$11.52239	0
01/01/2013 to 12/31/2013	$11.52239	$11.90417	0
01/01/2014 to 12/31/2014	$11.90417	$13.42714	0
01/01/2015 to 12/31/2015	$13.42714	$13.28212	0
01/01/2016 to 12/31/2016	$13.28212	$13.26824	0
01/01/2017 to 12/31/2017	$13.26824	$14.56717	0
01/01/2018 to 12/31/2018	$14.56717	$13.74272	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.01128	$7.09375	0
01/01/2010 to 12/31/2010	$7.09375	$7.92848	0
01/01/2011 to 12/31/2011	$7.92848	$7.41671	0
01/01/2012 to 12/31/2012	$7.41671	$8.78731	0
01/01/2013 to 12/31/2013	$8.78731	$11.61844	0
01/01/2014 to 12/31/2014	$11.61844	$13.01384	0
01/01/2015 to 12/31/2015	$13.01384	$12.28940	1,217
01/01/2016 to 12/31/2016	$12.28940	$13.57206	1,146
01/01/2017 to 12/31/2017	$13.57206	$14.74759	1,083
01/01/2018 to 12/31/2018	$14.74759	$13.35561	1,026
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.12993	$9.53431	0
01/01/2010 to 12/31/2010	$9.53431	$11.31119	0
01/01/2011 to 12/31/2011	$11.31119	$10.86569	0
01/01/2012 to 12/31/2012	$10.86569	$12.86796	0
01/01/2013 to 12/31/2013	$12.86796	$16.84165	0
01/01/2014 to 12/31/2014	$16.84165	$18.59680	0
01/01/2015 to 12/31/2015	$18.59680	$17.36566	480
01/01/2016 to 12/31/2016	$17.36566	$17.47655	452
01/01/2017 to 12/31/2017	$17.47655	$21.99132	428
01/01/2018 to 12/31/2018	$21.99132	$20.82531	405
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.64996	$9.34522	0
01/01/2010 to 12/31/2010	$9.34522	$10.32576	0
01/01/2011 to 12/31/2011	$10.32576	$10.17163	0
01/01/2012 to 12/31/2012	$10.17163	$11.09083	0
01/01/2013 to 12/31/2013	$11.09083	$12.05929	0
01/01/2014 to 12/31/2014	$12.05929	$12.42224	0
01/01/2015 to 12/31/2015	$12.42224	$12.18725	0
01/01/2016 to 12/31/2016	$12.18725	$12.70079	0
01/01/2017 to 12/31/2017	$12.70079	$14.11975	0
01/01/2018 to 12/31/2018	$14.11975	$12.99248	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.66278	$9.62363	0
01/01/2010 to 12/31/2010	$9.62363	$12.07850	0
01/01/2011 to 12/31/2011	$12.07850	$12.11458	0
01/01/2012 to 12/31/2012	$12.11458	$13.87633	0
01/01/2013 to 12/31/2013	$13.87633	$19.07123	0
01/01/2014 to 12/31/2014	$19.07123	$20.24132	0
01/01/2015 to 12/31/2015	$20.24132	$18.93956	0
01/01/2016 to 12/31/2016	$18.93956	$23.31100	0
01/01/2017 to 12/31/2017	$23.31100	$25.89342	0
01/01/2018 to 12/31/2018	$25.89342	$22.02987	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.31135	$10.23406	0
01/01/2010 to 12/31/2010	$10.23406	$10.13528	0
01/01/2011 to 12/31/2011	$10.13528	$10.03704	0
01/01/2012 to 12/31/2012	$10.03704	$9.93815	0
01/01/2013 to 12/31/2013	$9.93815	$9.83960	4,403
01/01/2014 to 12/31/2014	$9.83960	$9.74155	4,281
01/01/2015 to 12/31/2015	$9.74155	$9.64521	4,159
01/01/2016 to 12/31/2016	$9.64521	$9.55010	0
01/01/2017 to 12/31/2017	$9.55010	$9.48783	0
01/01/2018 to 12/31/2018	$9.48783	$9.51535	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.78172	$10.44365	0
01/01/2010 to 12/31/2010	$10.44365	$11.73590	0
01/01/2011 to 12/31/2011	$11.73590	$11.98834	0
01/01/2012 to 12/31/2012	$11.98834	$13.51627	509
01/01/2013 to 12/31/2013	$13.51627	$14.34312	490
01/01/2014 to 12/31/2014	$14.34312	$14.56415	470
01/01/2015 to 12/31/2015	$14.56415	$13.90586	447
01/01/2016 to 12/31/2016	$13.90586	$15.88788	421
01/01/2017 to 12/31/2017	$15.88788	$16.90605	398
01/01/2018 to 12/31/2018	$16.90605	$16.40509	377
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.55478	$6.56849	0
01/01/2010 to 12/31/2010	$6.56849	$7.35911	0
01/01/2011 to 12/31/2011	$7.35911	$6.98136	0
01/01/2012 to 12/31/2012	$6.98136	$8.07941	0
01/01/2013 to 12/31/2013	$8.07941	$11.18795	0
01/01/2014 to 12/31/2014	$11.18795	$12.59974	0
01/01/2015 to 12/31/2015	$12.59974	$11.49723	0
01/01/2016 to 12/31/2016	$11.49723	$13.64717	0
01/01/2017 to 12/31/2017	$13.64717	$16.10553	0
01/01/2018 to 12/31/2018	$16.10553	$13.68843	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.47103	$7.32822	0
01/01/2010 to 12/31/2010	$7.32822	$8.30739	0
01/01/2011 to 12/31/2011	$8.30739	$7.16210	0
01/01/2012 to 12/31/2012	$7.16210	$8.53521	0
01/01/2013 to 12/31/2013	$8.53521	$10.06097	0
01/01/2014 to 12/31/2014	$10.06097	$9.41093	0
01/01/2015 to 12/31/2015	$9.41093	$9.61102	0
01/01/2016 to 12/31/2016	$9.61102	$9.15633	0
01/01/2017 to 12/31/2017	$9.15633	$12.27745	0
01/01/2018 to 12/31/2018	$12.27745	$10.53479	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.82357	$7.52432	0
01/01/2010 to 12/31/2010	$7.52432	$8.27530	0
01/01/2011 to 12/31/2011	$8.27530	$7.16520	0
01/01/2012 to 12/31/2012	$7.16520	$8.27710	0
01/01/2013 to 12/31/2013	$8.27710	$9.79035	0
01/01/2014 to 12/31/2014	$9.79035	$9.04352	0
01/01/2015 to 12/31/2015	$9.04352	$9.02712	0
01/01/2016 to 12/31/2016	$9.02712	$8.98957	0
01/01/2017 to 12/31/2017	$8.98957	$10.93114	0
01/01/2018 to 12/31/2018	$10.93114	$9.07585	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.17177	$8.99415	0
01/01/2010 to 12/31/2010	$8.99415	$10.13540	0
01/01/2011 to 12/31/2011	$10.13540	$9.97792	0
01/01/2012 to 12/31/2012	$9.97792	$11.22089	0
01/01/2013 to 12/31/2013	$11.22089	$12.91843	0
01/01/2014 to 12/31/2014	$12.91843	$13.60431	0
01/01/2015 to 12/31/2015	$13.60431	$13.32843	0
01/01/2016 to 12/31/2016	$13.32843	$13.88497	0
01/01/2017 to 12/31/2017	$13.88497	$16.07848	0
01/01/2018 to 12/31/2018	$16.07848	$14.74470	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.02093	$8.10028	0
01/01/2010 to 12/31/2010	$8.10028	$8.59495	0
01/01/2011 to 12/31/2011	$8.59495	$7.73126	0
01/01/2012 to 12/31/2012	$7.73126	$9.33163	0
01/01/2013 to 12/31/2013	$9.33163	$10.65831	0
01/01/2014 to 12/31/2014	$10.65831	$9.88093	0
01/01/2015 to 12/31/2015	$9.88093	$9.50961	0
01/01/2016 to 12/31/2016	$9.50961	$9.59745	0
01/01/2017 to 12/31/2017	$9.59745	$12.31830	0
01/01/2018 to 12/31/2018	$12.31830	$10.06516	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.92991	$9.58003	0
01/01/2010 to 12/31/2010	$9.58003	$10.17927	0
01/01/2011 to 12/31/2011	$10.17927	$10.10188	0
01/01/2012 to 12/31/2012	$10.10188	$11.07377	0
01/01/2013 to 12/31/2013	$11.07377	$12.17359	0
01/01/2014 to 12/31/2014	$12.17359	$12.70957	0
01/01/2015 to 12/31/2015	$12.70957	$12.56064	0
01/01/2016 to 12/31/2016	$12.56064	$12.91360	0
01/01/2017 to 12/31/2017	$12.91360	$14.33830	0
01/01/2018 to 12/31/2018	$14.33830	$13.46767	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29960	0
01/01/2010 to 12/31/2010	$10.29960	$11.35152	0
01/01/2011 to 12/31/2011	$11.35152	$11.31352	0
01/01/2012 to 12/31/2012	$11.31352	$12.90238	0
01/01/2013 to 12/31/2013	$12.90238	$17.43633	0
01/01/2014 to 12/31/2014	$17.43633	$18.90413	0
01/01/2015 to 12/31/2015	$18.90413	$20.70704	0
01/01/2016 to 12/31/2016	$20.70704	$20.20184	0
01/01/2017 to 12/31/2017	$20.20184	$27.16858	0
01/01/2018 to 12/31/2018	$27.16858	$26.46448	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.05687	$7.78148	0
01/01/2010 to 12/31/2010	$7.78148	$9.22606	0
01/01/2011 to 12/31/2011	$9.22606	$9.05121	0
01/01/2012 to 12/31/2012	$9.05121	$10.06059	2,620
01/01/2013 to 12/31/2013	$10.06059	$13.60762	2,525
01/01/2014 to 12/31/2014	$13.60762	$14.89946	2,424
01/01/2015 to 12/31/2015	$14.89946	$16.23745	2,305
01/01/2016 to 12/31/2016	$16.23745	$16.97316	2,170
01/01/2017 to 12/31/2017	$16.97316	$22.34914	2,051
01/01/2018 to 12/31/2018	$22.34914	$21.53162	1,943

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.83847	$8.90397	0
01/01/2010 to 12/31/2010	$8.90397	$9.87764	0
01/01/2011 to 12/31/2011	$9.87764	$9.47345	0
01/01/2012 to 12/31/2012	$9.47345	$11.54417	1,235
01/01/2013 to 12/31/2013	$11.54417	$14.58808	1,190
01/01/2014 to 12/31/2014	$14.58808	$14.96782	1,142
01/01/2015 to 12/31/2015	$14.96782	$14.60232	1,086
01/01/2016 to 12/31/2016	$14.60232	$15.48594	1,023
01/01/2017 to 12/31/2017	$15.48594	$18.98800	966
01/01/2018 to 12/31/2018	$18.98800	$17.00302	915
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.80925	$8.38024	0
01/01/2010 to 12/31/2010	$8.38024	$9.35785	0
01/01/2011 to 12/31/2011	$9.35785	$9.21009	0
01/01/2012 to 12/31/2012	$9.21009	$10.67659	0
01/01/2013 to 12/31/2013	$10.67659	$14.45083	0
01/01/2014 to 12/31/2014	$14.45083	$15.55383	0
01/01/2015 to 12/31/2015	$15.55383	$16.51288	0
01/01/2016 to 12/31/2016	$16.51288	$16.66193	0
01/01/2017 to 12/31/2017	$16.66193	$21.56293	0
01/01/2018 to 12/31/2018	$21.56293	$21.80707	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.74837	$8.00467	0
01/01/2010 to 12/31/2010	$8.00467	$9.78262	0
01/01/2011 to 12/31/2011	$9.78262	$9.44504	0
01/01/2012 to 12/31/2012	$9.44504	$10.95306	0
01/01/2013 to 12/31/2013	$10.95306	$15.39995	0
01/01/2014 to 12/31/2014	$15.39995	$17.42000	0
01/01/2015 to 12/31/2015	$17.42000	$16.27514	0
01/01/2016 to 12/31/2016	$16.27514	$19.05154	0
01/01/2017 to 12/31/2017	$19.05154	$21.46410	0
01/01/2018 to 12/31/2018	$21.46410	$17.75603	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37049	0
01/01/2013 to 12/31/2013	$10.37049	$12.20975	0
01/01/2014 to 12/31/2014	$12.20975	$12.70997	0
01/01/2015 to 12/31/2015	$12.70997	$12.42774	0
01/01/2016 to 12/31/2016	$12.42774	$12.83654	0
01/01/2017 to 12/31/2017	$12.83654	$14.80561	0
01/01/2018 to 12/31/2018	$14.80561	$13.44509	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59093	$9.21740	0
01/01/2010 to 12/31/2010	$9.21740	$11.15837	0
01/01/2011 to 12/31/2011	$11.15837	$8.80833	0
01/01/2012 to 12/31/2012	$8.80833	$10.28460	0
01/01/2013 to 12/31/2013	$10.28460	$10.20534	0
01/01/2014 to 12/31/2014	$10.20534	$9.63101	0
01/01/2015 to 12/31/2015	$9.63101	$7.94056	0
01/01/2016 to 12/31/2016	$7.94056	$8.83383	0
01/01/2017 to 12/31/2017	$8.83383	$11.05348	0
01/01/2018 to 12/31/2018	$11.05348	$9.40611	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.39002	$9.97136	0
01/01/2010 to 12/31/2010	$9.97136	$10.91616	0
01/01/2011 to 12/31/2011	$10.91616	$10.91559	0
01/01/2012 to 12/31/2012	$10.91559	$11.92853	0
01/01/2013 to 12/31/2013	$11.92853	$12.89825	0
01/01/2014 to 12/31/2014	$12.89825	$13.50786	0
01/01/2015 to 12/31/2015	$13.50786	$13.39314	0
01/01/2016 to 12/31/2016	$13.39314	$13.99335	0
01/01/2017 to 12/31/2017	$13.99335	$15.25840	0
01/01/2018 to 12/31/2018	$15.25840	$14.67731	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.21978	$7.75771	0
01/01/2010 to 12/31/2010	$7.75771	$9.14160	0
01/01/2011 to 12/31/2011	$9.14160	$8.48864	0
01/01/2012 to 12/31/2012	$8.48864	$9.49030	0
01/01/2013 to 12/31/2013	$9.49030	$10.99595	0
01/01/2014 to 12/31/2014	$10.99595	$11.88827	0
01/01/2015 to 12/31/2015	$11.88827	$11.69832	0
01/01/2016 to 12/31/2016	$11.69832	$12.75165	0
01/01/2017 to 12/31/2017	$12.75165	$14.65773	0
01/01/2018 to 12/31/2018	$14.65773	$13.40934	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.93256	$7.15556	0
01/01/2010 to 12/31/2010	$7.15556	$8.15084	0
01/01/2011 to 12/31/2011	$8.15084	$8.34914	0
01/01/2012 to 12/31/2012	$8.34914	$9.82079	1,356
01/01/2013 to 12/31/2013	$9.82079	$12.87657	1,306
01/01/2014 to 12/31/2014	$12.87657	$14.94345	1,254
01/01/2015 to 12/31/2015	$14.94345	$15.25074	1,193
01/01/2016 to 12/31/2016	$15.25074	$17.34135	1,123
01/01/2017 to 12/31/2017	$17.34135	$20.99009	1,061
01/01/2018 to 12/31/2018	$20.99009	$19.07337	1,005
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93982	0
01/01/2012 to 12/31/2012	$8.93982	$10.01581	0
01/01/2013 to 12/31/2013	$10.01581	$12.13764	0
01/01/2014 to 12/31/2014	$12.13764	$12.79853	0
01/01/2015 to 12/31/2015	$12.79853	$12.69072	0
01/01/2016 to 12/31/2016	$12.69072	$13.35951	0
01/01/2017 to 12/31/2017	$13.35951	$15.63333	0
01/01/2018 to 12/31/2018	$15.63333	$14.46726	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.37967	$9.01533	0
01/01/2010 to 12/31/2010	$9.01533	$9.98978	0
01/01/2011 to 12/31/2011	$9.98978	$9.71116	0
01/01/2012 to 12/31/2012	$9.71116	$10.60349	0
01/01/2013 to 12/31/2013	$10.60349	$11.80430	0
01/01/2014 to 12/31/2014	$11.80430	$12.28796	0
01/01/2015 to 12/31/2015	$12.28796	$12.14592	0
01/01/2016 to 12/31/2016	$12.14592	$12.60473	0
01/01/2017 to 12/31/2017	$12.60473	$14.50584	0
01/01/2018 to 12/31/2018	$14.50584	$13.22638	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.67083	$7.44861	0
01/01/2010 to 12/31/2010	$7.44861	$9.77487	0
01/01/2011 to 12/31/2011	$9.77487	$8.40907	0
01/01/2012 to 12/31/2012	$8.40907	$9.99692	677
01/01/2013 to 12/31/2013	$9.99692	$13.93722	652
01/01/2014 to 12/31/2014	$13.93722	$14.48082	626
01/01/2015 to 12/31/2015	$14.48082	$14.52868	595
01/01/2016 to 12/31/2016	$14.52868	$15.49229	561
01/01/2017 to 12/31/2017	$15.49229	$19.58641	530
01/01/2018 to 12/31/2018	$19.58641	$17.28850	502
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.37126	$8.44705	0
01/01/2010 to 12/31/2010	$8.44705	$11.40898	0
01/01/2011 to 12/31/2011	$11.40898	$11.18536	0
01/01/2012 to 12/31/2012	$11.18536	$12.42285	0
01/01/2013 to 12/31/2013	$12.42285	$16.62589	0
01/01/2014 to 12/31/2014	$16.62589	$17.08980	0
01/01/2015 to 12/31/2015	$17.08980	$17.05336	0
01/01/2016 to 12/31/2016	$17.05336	$18.92360	0
01/01/2017 to 12/31/2017	$18.92360	$23.21734	0
01/01/2018 to 12/31/2018	$23.21734	$21.05426	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.59820	$8.29667	0
01/01/2010 to 12/31/2010	$8.29667	$10.34967	0
01/01/2011 to 12/31/2011	$10.34967	$9.63469	0
01/01/2012 to 12/31/2012	$9.63469	$11.27156	0
01/01/2013 to 12/31/2013	$11.27156	$15.33358	0
01/01/2014 to 12/31/2014	$15.33358	$15.98137	0
01/01/2015 to 12/31/2015	$15.98137	$15.14097	0
01/01/2016 to 12/31/2016	$15.14097	$19.36896	0
01/01/2017 to 12/31/2017	$19.36896	$20.58638	0
01/01/2018 to 12/31/2018	$20.58638	$16.90110	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.50318	$9.22207	0
01/01/2010 to 12/31/2010	$9.22207	$10.18373	0
01/01/2011 to 12/31/2011	$10.18373	$10.28286	0
01/01/2012 to 12/31/2012	$10.28286	$11.55489	0
01/01/2013 to 12/31/2013	$11.55489	$13.36602	0
01/01/2014 to 12/31/2014	$13.36602	$14.01155	0
01/01/2015 to 12/31/2015	$14.01155	$13.87838	0
01/01/2016 to 12/31/2016	$13.87838	$14.77759	0
01/01/2017 to 12/31/2017	$14.77759	$16.88570	0
01/01/2018 to 12/31/2018	$16.88570	$15.82692	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.94755	$9.03144	0
01/01/2010 to 12/31/2010	$9.03144	$10.35562	0
01/01/2011 to 12/31/2011	$10.35562	$10.07921	0
01/01/2012 to 12/31/2012	$10.07921	$11.73379	0
01/01/2013 to 12/31/2013	$11.73379	$16.73225	0
01/01/2014 to 12/31/2014	$16.73225	$17.94889	0
01/01/2015 to 12/31/2015	$17.94889	$19.47403	0
01/01/2016 to 12/31/2016	$19.47403	$19.80156	0
01/01/2017 to 12/31/2017	$19.80156	$27.03339	0
01/01/2018 to 12/31/2018	$27.03339	$27.79882	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.11002	$7.15406	0
01/01/2010 to 12/31/2010	$7.15406	$7.96436	0
01/01/2011 to 12/31/2011	$7.96436	$7.84674	0
01/01/2012 to 12/31/2012	$7.84674	$8.80999	0
01/01/2013 to 12/31/2013	$8.80999	$11.74320	0
01/01/2014 to 12/31/2014	$11.74320	$11.80789	0
01/01/2015 to 12/31/2015	$11.80789	$10.98192	0
01/01/2016 to 12/31/2016	$10.98192	$11.53959	0
01/01/2017 to 12/31/2017	$11.53959	$13.31662	0
01/01/2018 to 12/31/2018	$13.31662	$11.90374	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.78102	$8.54834	0
01/01/2010 to 12/31/2010	$8.54834	$10.19480	0
01/01/2011 to 12/31/2011	$10.19480	$8.58803	0
01/01/2012 to 12/31/2012	$8.58803	$8.81034	0
01/01/2013 to 12/31/2013	$8.81034	$10.06464	0
01/01/2014 to 12/31/2014	$10.06464	$9.13172	0
01/01/2015 to 12/31/2015	$9.13172	$7.30054	0
01/01/2016 to 12/31/2016	$7.30054	$9.00748	0
01/01/2017 to 12/31/2017	$9.00748	$9.83753	0
01/01/2018 to 12/31/2018	$9.83753	$8.11754	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.27989	$11.41118	0
01/01/2010 to 12/31/2010	$11.41118	$11.94694	0
01/01/2011 to 12/31/2011	$11.94694	$12.31634	0
01/01/2012 to 12/31/2012	$12.31634	$12.83135	0
01/01/2013 to 12/31/2013	$12.83135	$12.22733	0
01/01/2014 to 12/31/2014	$12.22733	$12.17356	0
01/01/2015 to 12/31/2015	$12.17356	$11.49633	0
01/01/2016 to 12/31/2016	$11.49633	$11.87851	0
01/01/2017 to 12/31/2017	$11.87851	$12.00109	0
01/01/2018 to 12/31/2018	$12.00109	$12.11912	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99070	$8.23780	0
01/01/2010 to 12/31/2010	$8.23780	$10.08157	0
01/01/2011 to 12/31/2011	$10.08157	$9.63721	0
01/01/2012 to 12/31/2012	$9.63721	$11.29828	0
01/01/2013 to 12/31/2013	$11.29828	$14.81231	0
01/01/2014 to 12/31/2014	$14.81231	$16.86076	0
01/01/2015 to 12/31/2015	$16.86076	$15.59050	0
01/01/2016 to 12/31/2016	$15.59050	$17.59652	0
01/01/2017 to 12/31/2017	$17.59652	$20.65085	0
01/01/2018 to 12/31/2018	$20.65085	$17.06635	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.93223	$7.54334	0
01/01/2010 to 12/31/2010	$7.54334	$8.56170	0
01/01/2011 to 12/31/2011	$8.56170	$8.18395	0
01/01/2012 to 12/31/2012	$8.18395	$8.99466	0
01/01/2013 to 12/31/2013	$8.99466	$10.73141	0
01/01/2014 to 12/31/2014	$10.73141	$11.20985	0
01/01/2015 to 12/31/2015	$11.20985	$11.02850	0
01/01/2016 to 12/31/2016	$11.02850	$11.63185	0
01/01/2017 to 12/31/2017	$11.63185	$13.08227	0
01/01/2018 to 12/31/2018	$13.08227	$12.30461	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37350	$10.35986	0
01/01/2010 to 12/31/2010	$10.35986	$11.05698	0
01/01/2011 to 12/31/2011	$11.05698	$11.60696	0
01/01/2012 to 12/31/2012	$11.60696	$12.39423	1,081
01/01/2013 to 12/31/2013	$12.39423	$12.08818	1,042
01/01/2014 to 12/31/2014	$12.08818	$12.82962	1,000
01/01/2015 to 12/31/2015	$12.82962	$12.85952	951
01/01/2016 to 12/31/2016	$12.85952	$13.38795	895
01/01/2017 to 12/31/2017	$13.38795	$14.09171	846
01/01/2018 to 12/31/2018	$14.09171	$13.63546	1,550
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueAccumulation Highest Daily (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.97434	$8.51531	0
01/01/2010 to 12/31/2010	$8.51531	$9.36069	0
01/01/2011 to 12/31/2011	$9.36069	$8.94627	0
01/01/2012 to 12/31/2012	$8.94627	$9.88702	0
01/01/2013 to 12/31/2013	$9.88702	$10.67543	0
01/01/2014 to 12/31/2014	$10.67543	$10.88153	0
01/01/2015 to 12/31/2015	$10.88153	$10.33969	0
01/01/2016 to 12/31/2016	$10.33969	$10.79529	0
01/01/2017 to 12/31/2017	$10.79529	$11.93340	0
01/01/2018 to 12/31/2018	$11.93340	$10.76207	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.03543	$8.71729	0
01/01/2010 to 12/31/2010	$8.71729	$9.73184	0
01/01/2011 to 12/31/2011	$9.73184	$9.56575	0
01/01/2012 to 12/31/2012	$9.56575	$10.67335	0
01/01/2013 to 12/31/2013	$10.67335	$12.21422	0
01/01/2014 to 12/31/2014	$12.21422	$12.72457	0
01/01/2015 to 12/31/2015	$12.72457	$12.59344	0
01/01/2016 to 12/31/2016	$12.59344	$13.24358	0
01/01/2017 to 12/31/2017	$13.24358	$15.20428	0
01/01/2018 to 12/31/2018	$15.20428	$14.04760	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.62369	0
01/01/2014 to 12/31/2014	$11.62369	$12.91533	0
01/01/2015 to 12/31/2015	$12.91533	$12.89933	0
01/01/2016 to 12/31/2016	$12.89933	$14.02073	0
01/01/2017 to 12/31/2017	$14.02073	$16.81358	0
01/01/2018 to 12/31/2018	$16.81358	$15.16340	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.21633	$8.73576	0
01/01/2010 to 12/31/2010	$8.73576	$9.63304	0
01/01/2011 to 12/31/2011	$9.63304	$9.34303	0
01/01/2012 to 12/31/2012	$9.34303	$10.31720	0
01/01/2013 to 12/31/2013	$10.31720	$11.91713	0
01/01/2014 to 12/31/2014	$11.91713	$12.46341	0
01/01/2015 to 12/31/2015	$12.46341	$12.29495	0
01/01/2016 to 12/31/2016	$12.29495	$12.83209	0
01/01/2017 to 12/31/2017	$12.83209	$14.47731	0
01/01/2018 to 12/31/2018	$14.47731	$13.51117	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99849	$9.15636	0
01/01/2012 to 12/31/2012	$9.15636	$10.05890	0
01/01/2013 to 12/31/2013	$10.05890	$10.94778	0
01/01/2014 to 12/31/2014	$10.94778	$11.27482	0
01/01/2015 to 12/31/2015	$11.27482	$10.73757	0
01/01/2016 to 12/31/2016	$10.73757	$11.27647	0
01/01/2017 to 12/31/2017	$11.27647	$12.46821	0
01/01/2018 to 12/31/2018	$12.46821	$11.59403	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$9.75613	$10.55860	0
01/01/2010 to 12/31/2010	$10.55860	$10.77071	0
01/01/2011 to 12/31/2011	$10.77071	$10.81289	0
01/01/2012 to 12/31/2012	$10.81289	$11.11432	0
01/01/2013 to 12/31/2013	$11.11432	$10.67489	0
01/01/2014 to 12/31/2014	$10.67489	$10.47046	0
01/01/2015 to 12/31/2015	$10.47046	$10.32976	0
01/01/2016 to 12/31/2016	$10.32976	$10.30819	0
01/01/2017 to 12/31/2017	$10.30819	$10.29372	0
01/01/2018 to 12/31/2018	$10.29372	$10.18090	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$9.37569	$10.72646	0
01/01/2010 to 12/31/2010	$10.72646	$11.34411	0
01/01/2011 to 12/31/2011	$11.34411	$11.49209	0
01/01/2012 to 12/31/2012	$11.49209	$12.33447	0
01/01/2013 to 12/31/2013	$12.33447	$11.88764	0
01/01/2014 to 12/31/2014	$11.88764	$12.16528	0
01/01/2015 to 12/31/2015	$12.16528	$11.69225	0
01/01/2016 to 12/31/2016	$11.69225	$11.96535	0
01/01/2017 to 12/31/2017	$11.96535	$12.26072	0
01/01/2018 to 12/31/2018	$12.26072	$11.95712	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.16380	$11.22005	7,358
01/01/2010 to 12/31/2010	$11.22005	$12.24816	12,541
01/01/2011 to 12/31/2011	$12.24816	$13.65872	3,788
01/01/2012 to 12/31/2012	$13.65872	$14.17646	0
01/01/2013 to 12/31/2013	$14.17646	$13.48116	0
01/01/2014 to 12/31/2014	$13.48116	$13.58828	0
01/01/2015 to 12/31/2015	$13.58828	$13.44922	0
01/01/2016 to 12/31/2016	$13.44922	$13.41756	0
01/01/2017 to 12/31/2017	$13.41756	$13.26818	0
01/01/2018 to 12/31/2018	$13.26818	$13.12456	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.22101	$11.07479	0
01/01/2010 to 12/31/2010	$11.07479	$12.10879	0
01/01/2011 to 12/31/2011	$12.10879	$13.78790	0
01/01/2012 to 12/31/2012	$13.78790	$14.32988	0
01/01/2013 to 12/31/2013	$14.32988	$13.38947	0
01/01/2014 to 12/31/2014	$13.38947	$13.70641	0
01/01/2015 to 12/31/2015	$13.70641	$13.60124	0
01/01/2016 to 12/31/2016	$13.60124	$13.54753	0
01/01/2017 to 12/31/2017	$13.54753	$13.40282	0
01/01/2018 to 12/31/2018	$13.40282	$13.23194	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99899	$8.78721	0
01/01/2010 to 12/31/2010	$8.78721	$9.64926	4,181
01/01/2011 to 12/31/2011	$9.64926	$11.24333	3,174
01/01/2012 to 12/31/2012	$11.24333	$11.73605	0
01/01/2013 to 12/31/2013	$11.73605	$10.77174	0
01/01/2014 to 12/31/2014	$10.77174	$11.22723	0
01/01/2015 to 12/31/2015	$11.22723	$11.19135	0
01/01/2016 to 12/31/2016	$11.19135	$11.20309	0
01/01/2017 to 12/31/2017	$11.20309	$11.09732	0
01/01/2018 to 12/31/2018	$11.09732	$10.92598	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99799	$11.00614	0
01/01/2011 to 12/31/2011	$11.00614	$13.00000	0
01/01/2012 to 12/31/2012	$13.00000	$13.63033	0
01/01/2013 to 12/31/2013	$13.63033	$12.44555	0
01/01/2014 to 12/31/2014	$12.44555	$13.15768	0
01/01/2015 to 12/31/2015	$13.15768	$13.14868	0
01/01/2016 to 12/31/2016	$13.14868	$13.17253	0
01/01/2017 to 12/31/2017	$13.17253	$13.13791	0
01/01/2018 to 12/31/2018	$13.13791	$12.90633	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99849	$12.01823	5,402
01/01/2012 to 12/31/2012	$12.01823	$12.48923	6,181
01/01/2013 to 12/31/2013	$12.48923	$11.06699	12,219
01/01/2014 to 12/31/2014	$11.06699	$11.99240	12,219
01/01/2015 to 12/31/2015	$11.99240	$12.02101	12,219
01/01/2016 to 12/31/2016	$12.02101	$12.01840	12,219
01/01/2017 to 12/31/2017	$12.01840	$11.98543	0
01/01/2018 to 12/31/2018	$11.98543	$11.74889	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99799	$10.39698	0
01/01/2013 to 12/31/2013	$10.39698	$9.16671	0
01/01/2014 to 12/31/2014	$9.16671	$10.13570	0
01/01/2015 to 12/31/2015	$10.13570	$10.22072	0
01/01/2016 to 12/31/2016	$10.22072	$10.22692	0
01/01/2017 to 12/31/2017	$10.22692	$10.21160	0
01/01/2018 to 12/31/2018	$10.21160	$9.99854	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99899	$8.74785	0
01/01/2014 to 12/31/2014	$8.74785	$9.84193	0
01/01/2015 to 12/31/2015	$9.84193	$9.93742	0
01/01/2016 to 12/31/2016	$9.93742	$9.94295	0
01/01/2017 to 12/31/2017	$9.94295	$9.92681	0
01/01/2018 to 12/31/2018	$9.92681	$9.68259	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99899	$11.30067	0
01/01/2015 to 12/31/2015	$11.30067	$11.31681	0
01/01/2016 to 12/31/2016	$11.31681	$11.38597	0
01/01/2017 to 12/31/2017	$11.38597	$11.38392	0
01/01/2018 to 12/31/2018	$11.38392	$11.09360	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99899	$9.93584	0
01/01/2016 to 12/31/2016	$9.93584	$9.95803	0
01/01/2017 to 12/31/2017	$9.95803	$10.01395	0
01/01/2018 to 12/31/2018	$10.01395	$9.72853	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99799	$9.87746	0
01/01/2017 to 12/31/2017	$9.87746	$9.95853	0
01/01/2018 to 12/31/2018	$9.95853	$9.65333	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99799	$10.03465	0
01/01/2018 to 12/31/2018	$10.03465	$9.64859	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99799	$9.65997	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.72383	$8.27370	0
01/01/2010 to 12/31/2010	$8.27370	$9.20972	0
01/01/2011 to 12/31/2011	$9.20972	$8.82297	0
01/01/2012 to 12/31/2012	$8.82297	$9.85090	0
01/01/2013 to 12/31/2013	$9.85090	$11.86537	0
01/01/2014 to 12/31/2014	$11.86537	$12.46446	0
01/01/2015 to 12/31/2015	$12.46446	$12.30302	0
01/01/2016 to 12/31/2016	$12.30302	$12.90555	0
01/01/2017 to 12/31/2017	$12.90555	$14.93837	0
01/01/2018 to 12/31/2018	$14.93837	$13.75335	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99849	$11.64592	0
01/01/2014 to 12/31/2014	$11.64592	$12.99026	0
01/01/2015 to 12/31/2015	$12.99026	$12.29841	0
01/01/2016 to 12/31/2016	$12.29841	$13.87373	0
01/01/2017 to 12/31/2017	$13.87373	$16.12907	0
01/01/2018 to 12/31/2018	$16.12907	$15.07956	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.85482	$7.58369	0
01/01/2010 to 12/31/2010	$7.58369	$9.58206	0
01/01/2011 to 12/31/2011	$9.58206	$10.02814	0
01/01/2012 to 12/31/2012	$10.02814	$11.35650	0
01/01/2013 to 12/31/2013	$11.35650	$11.49932	0
01/01/2014 to 12/31/2014	$11.49932	$14.78054	0
01/01/2015 to 12/31/2015	$14.78054	$15.21470	0
01/01/2016 to 12/31/2016	$15.21470	$15.65789	0
01/01/2017 to 12/31/2017	$15.65789	$16.33400	0
01/01/2018 to 12/31/2018	$16.33400	$15.27276	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.74467	$8.20138	0
01/01/2010 to 12/31/2010	$8.20138	$9.20873	0
01/01/2011 to 12/31/2011	$9.20873	$8.90546	0
01/01/2012 to 12/31/2012	$8.90546	$9.67311	0
01/01/2013 to 12/31/2013	$9.67311	$10.89909	0
01/01/2014 to 12/31/2014	$10.89909	$11.03807	0
01/01/2015 to 12/31/2015	$11.03807	$10.94465	0
01/01/2016 to 12/31/2016	$10.94465	$11.20301	0
01/01/2017 to 12/31/2017	$11.20301	$12.81161	0
01/01/2018 to 12/31/2018	$12.81161	$11.60314	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10870	$8.10274	0
01/01/2010 to 12/31/2010	$8.10274	$9.56238	0
01/01/2011 to 12/31/2011	$9.56238	$8.91569	0
01/01/2012 to 12/31/2012	$8.91569	$11.09957	0
01/01/2013 to 12/31/2013	$11.09957	$11.37142	0
01/01/2014 to 12/31/2014	$11.37142	$12.71910	0
01/01/2015 to 12/31/2015	$12.71910	$12.47658	0
01/01/2016 to 12/31/2016	$12.47658	$12.35975	0
01/01/2017 to 12/31/2017	$12.35975	$13.45666	0
01/01/2018 to 12/31/2018	$13.45666	$12.58837	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.47825	$7.58091	0
01/01/2010 to 12/31/2010	$7.58091	$8.40207	0
01/01/2011 to 12/31/2011	$8.40207	$7.79419	0
01/01/2012 to 12/31/2012	$7.79419	$9.15713	0
01/01/2013 to 12/31/2013	$9.15713	$12.00625	0
01/01/2014 to 12/31/2014	$12.00625	$13.33592	0
01/01/2015 to 12/31/2015	$13.33592	$12.48822	0
01/01/2016 to 12/31/2016	$12.48822	$13.67669	0
01/01/2017 to 12/31/2017	$13.67669	$14.73742	0
01/01/2018 to 12/31/2018	$14.73742	$13.23417	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.92914	$9.14490	0
01/01/2010 to 12/31/2010	$9.14490	$10.75861	0
01/01/2011 to 12/31/2011	$10.75861	$10.24865	0
01/01/2012 to 12/31/2012	$10.24865	$12.03556	0
01/01/2013 to 12/31/2013	$12.03556	$15.62064	0
01/01/2014 to 12/31/2014	$15.62064	$17.10442	0
01/01/2015 to 12/31/2015	$17.10442	$15.83851	0
01/01/2016 to 12/31/2016	$15.83851	$15.80680	0
01/01/2017 to 12/31/2017	$15.80680	$19.72455	0
01/01/2018 to 12/31/2018	$19.72455	$18.52170	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60692	$9.21493	0
01/01/2010 to 12/31/2010	$9.21493	$10.09672	0
01/01/2011 to 12/31/2011	$10.09672	$9.86313	0
01/01/2012 to 12/31/2012	$9.86313	$10.66444	0
01/01/2013 to 12/31/2013	$10.66444	$11.49879	0
01/01/2014 to 12/31/2014	$11.49879	$11.74578	0
01/01/2015 to 12/31/2015	$11.74578	$11.42711	0
01/01/2016 to 12/31/2016	$11.42711	$11.80939	0
01/01/2017 to 12/31/2017	$11.80939	$13.01940	0
01/01/2018 to 12/31/2018	$13.01940	$11.87914	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.63352	$9.50683	0
01/01/2010 to 12/31/2010	$9.50683	$11.83244	0
01/01/2011 to 12/31/2011	$11.83244	$11.76884	0
01/01/2012 to 12/31/2012	$11.76884	$13.36726	0
01/01/2013 to 12/31/2013	$13.36726	$18.21813	0
01/01/2014 to 12/31/2014	$18.21813	$19.17427	0
01/01/2015 to 12/31/2015	$19.17427	$17.79122	0
01/01/2016 to 12/31/2016	$17.79122	$21.71539	0
01/01/2017 to 12/31/2017	$21.71539	$23.92014	0
01/01/2018 to 12/31/2018	$23.92014	$20.17988	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.01676	$9.85885	7,675
01/01/2010 to 12/31/2010	$9.85885	$9.68198	4,541
01/01/2011 to 12/31/2011	$9.68198	$9.50821	8,548
01/01/2012 to 12/31/2012	$9.50821	$9.33569	7,630
01/01/2013 to 12/31/2013	$9.33569	$9.16589	0
01/01/2014 to 12/31/2014	$9.16589	$8.99912	0
01/01/2015 to 12/31/2015	$8.99912	$8.83527	0
01/01/2016 to 12/31/2016	$8.83527	$8.67479	0
01/01/2017 to 12/31/2017	$8.67479	$8.54646	0
01/01/2018 to 12/31/2018	$8.54646	$8.49920	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.25173	$9.65130	0
01/01/2010 to 12/31/2010	$9.65130	$10.75502	0
01/01/2011 to 12/31/2011	$10.75502	$10.89476	0
01/01/2012 to 12/31/2012	$10.89476	$12.18041	0
01/01/2013 to 12/31/2013	$12.18041	$12.81755	0
01/01/2014 to 12/31/2014	$12.81755	$12.90634	0
01/01/2015 to 12/31/2015	$12.90634	$12.21995	0
01/01/2016 to 12/31/2016	$12.21995	$13.84539	0
01/01/2017 to 12/31/2017	$13.84539	$14.60994	0
01/01/2018 to 12/31/2018	$14.60994	$14.05784	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.09777	$7.15034	0
01/01/2010 to 12/31/2010	$7.15034	$7.94417	0
01/01/2011 to 12/31/2011	$7.94417	$7.47346	0
01/01/2012 to 12/31/2012	$7.47346	$8.57650	0
01/01/2013 to 12/31/2013	$8.57650	$11.77701	0
01/01/2014 to 12/31/2014	$11.77701	$13.15227	0
01/01/2015 to 12/31/2015	$13.15227	$11.90119	0
01/01/2016 to 12/31/2016	$11.90119	$14.00901	0
01/01/2017 to 12/31/2017	$14.00901	$16.39481	0
01/01/2018 to 12/31/2018	$16.39481	$13.81714	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.18571	$6.88807	0
01/01/2010 to 12/31/2010	$6.88807	$7.74327	0
01/01/2011 to 12/31/2011	$7.74327	$6.62011	0
01/01/2012 to 12/31/2012	$6.62011	$7.82317	0
01/01/2013 to 12/31/2013	$7.82317	$9.14460	0
01/01/2014 to 12/31/2014	$9.14460	$8.48227	0
01/01/2015 to 12/31/2015	$8.48227	$8.59019	0
01/01/2016 to 12/31/2016	$8.59019	$8.11552	0
01/01/2017 to 12/31/2017	$8.11552	$10.79116	0
01/01/2018 to 12/31/2018	$10.79116	$9.18156	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.85605	$7.50309	0
01/01/2010 to 12/31/2010	$7.50309	$8.18309	0
01/01/2011 to 12/31/2011	$8.18309	$7.02614	0
01/01/2012 to 12/31/2012	$7.02614	$8.04863	0
01/01/2013 to 12/31/2013	$8.04863	$9.44059	0
01/01/2014 to 12/31/2014	$9.44059	$8.64753	0
01/01/2015 to 12/31/2015	$8.64753	$8.55968	0
01/01/2016 to 12/31/2016	$8.55968	$8.45312	0
01/01/2017 to 12/31/2017	$8.45312	$10.19325	0
01/01/2018 to 12/31/2018	$10.19325	$8.39198	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.13151	$8.86891	0
01/01/2010 to 12/31/2010	$8.86891	$9.91080	0
01/01/2011 to 12/31/2011	$9.91080	$9.67537	0
01/01/2012 to 12/31/2012	$9.67537	$10.78938	0
01/01/2013 to 12/31/2013	$10.78938	$12.31799	0
01/01/2014 to 12/31/2014	$12.31799	$12.86371	0
01/01/2015 to 12/31/2015	$12.86371	$12.49744	0
01/01/2016 to 12/31/2016	$12.49744	$12.91077	0
01/01/2017 to 12/31/2017	$12.91077	$14.82594	0
01/01/2018 to 12/31/2018	$14.82594	$13.48186	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.94632	$7.93296	0
01/01/2010 to 12/31/2010	$7.93296	$8.34711	0
01/01/2011 to 12/31/2011	$8.34711	$7.44556	0
01/01/2012 to 12/31/2012	$7.44556	$8.91151	0
01/01/2013 to 12/31/2013	$8.91151	$10.09346	0
01/01/2014 to 12/31/2014	$10.09346	$9.27896	0
01/01/2015 to 12/31/2015	$9.27896	$8.85560	0
01/01/2016 to 12/31/2016	$8.85560	$8.86284	0
01/01/2017 to 12/31/2017	$8.86284	$11.28077	0
01/01/2018 to 12/31/2018	$11.28077	$9.13991	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.75979	$9.29623	1,021
01/01/2010 to 12/31/2010	$9.29623	$9.79517	0
01/01/2011 to 12/31/2011	$9.79517	$9.63974	0
01/01/2012 to 12/31/2012	$9.63974	$10.47865	0
01/01/2013 to 12/31/2013	$10.47865	$11.42306	0
01/01/2014 to 12/31/2014	$11.42306	$11.82634	0
01/01/2015 to 12/31/2015	$11.82634	$11.59001	0
01/01/2016 to 12/31/2016	$11.59001	$11.81643	0
01/01/2017 to 12/31/2017	$11.81643	$13.01081	0
01/01/2018 to 12/31/2018	$13.01081	$12.11811	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08388	$10.28829	0
01/01/2010 to 12/31/2010	$10.28829	$11.24435	0
01/01/2011 to 12/31/2011	$11.24435	$11.11324	0
01/01/2012 to 12/31/2012	$11.11324	$12.56787	0
01/01/2013 to 12/31/2013	$12.56787	$16.84252	0
01/01/2014 to 12/31/2014	$16.84252	$18.10784	0
01/01/2015 to 12/31/2015	$18.10784	$19.66906	0
01/01/2016 to 12/31/2016	$19.66906	$19.02923	0
01/01/2017 to 12/31/2017	$19.02923	$25.37848	0
01/01/2018 to 12/31/2018	$25.37848	$24.51294	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.05242	$7.71076	0
01/01/2010 to 12/31/2010	$7.71076	$9.06593	0
01/01/2011 to 12/31/2011	$9.06593	$8.81999	0
01/01/2012 to 12/31/2012	$8.81999	$9.72149	0
01/01/2013 to 12/31/2013	$9.72149	$13.03918	0
01/01/2014 to 12/31/2014	$13.03918	$14.15786	0
01/01/2015 to 12/31/2015	$14.15786	$15.30028	0
01/01/2016 to 12/31/2016	$15.30028	$15.86021	0
01/01/2017 to 12/31/2017	$15.86021	$20.70982	0
01/01/2018 to 12/31/2018	$20.70982	$19.78451	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.71476	$8.66979	0
01/01/2010 to 12/31/2010	$8.66979	$9.53764	0
01/01/2011 to 12/31/2011	$9.53764	$9.07111	0
01/01/2012 to 12/31/2012	$9.07111	$10.96121	0
01/01/2013 to 12/31/2013	$10.96121	$13.73579	0
01/01/2014 to 12/31/2014	$13.73579	$13.97553	0
01/01/2015 to 12/31/2015	$13.97553	$13.52013	0
01/01/2016 to 12/31/2016	$13.52013	$14.21880	0
01/01/2017 to 12/31/2017	$14.21880	$17.28919	0
01/01/2018 to 12/31/2018	$17.28919	$15.35153	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.56429	$8.01120	0
01/01/2010 to 12/31/2010	$8.01120	$8.87113	0
01/01/2011 to 12/31/2011	$8.87113	$8.65826	0
01/01/2012 to 12/31/2012	$8.65826	$9.95283	0
01/01/2013 to 12/31/2013	$9.95283	$13.35868	0
01/01/2014 to 12/31/2014	$13.35868	$14.25809	0
01/01/2015 to 12/31/2015	$14.25809	$15.01073	0
01/01/2016 to 12/31/2016	$15.01073	$15.01990	0
01/01/2017 to 12/31/2017	$15.01990	$19.27604	0
01/01/2018 to 12/31/2018	$19.27604	$19.33043	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99850	$10.19026	0
01/01/2013 to 12/31/2013	$10.19026	$13.45712	0
01/01/2014 to 12/31/2014	$13.45712	$14.56229	0
01/01/2015 to 12/31/2015	$14.56229	$14.19399	0
01/01/2016 to 12/31/2016	$14.19399	$15.81011	0
01/01/2017 to 12/31/2017	$15.81011	$18.21495	0
01/01/2018 to 12/31/2018	$18.21495	$16.06674	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.92091	$8.17592	0
01/01/2010 to 12/31/2010	$8.17592	$9.90855	0
01/01/2011 to 12/31/2011	$9.90855	$9.48683	0
01/01/2012 to 12/31/2012	$9.48683	$10.90934	0
01/01/2013 to 12/31/2013	$10.90934	$15.21038	0
01/01/2014 to 12/31/2014	$15.21038	$17.06186	0
01/01/2015 to 12/31/2015	$17.06186	$15.80726	0
01/01/2016 to 12/31/2016	$15.80726	$18.34961	0
01/01/2017 to 12/31/2017	$18.34961	$20.50099	0
01/01/2018 to 12/31/2018	$20.50099	$16.81663	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99850	$10.31170	0
01/01/2013 to 12/31/2013	$10.31170	$12.03903	0
01/01/2014 to 12/31/2014	$12.03903	$12.42739	0
01/01/2015 to 12/31/2015	$12.42739	$12.04985	0
01/01/2016 to 12/31/2016	$12.04985	$12.34251	0
01/01/2017 to 12/31/2017	$12.34251	$14.11729	0
01/01/2018 to 12/31/2018	$14.11729	$12.71222	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56959	$9.10550	0
01/01/2010 to 12/31/2010	$9.10550	$10.93082	721
01/01/2011 to 12/31/2011	$10.93082	$8.55660	0
01/01/2012 to 12/31/2012	$8.55660	$9.90696	0
01/01/2013 to 12/31/2013	$9.90696	$9.74843	0
01/01/2014 to 12/31/2014	$9.74843	$9.12289	0
01/01/2015 to 12/31/2015	$9.12289	$7.45872	0
01/01/2016 to 12/31/2016	$7.45872	$8.22867	0
01/01/2017 to 12/31/2017	$8.22867	$10.21054	0
01/01/2018 to 12/31/2018	$10.21054	$8.61562	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.00066	$9.42913	0
01/01/2010 to 12/31/2010	$9.42913	$10.23631	0
01/01/2011 to 12/31/2011	$10.23631	$10.15048	0
01/01/2012 to 12/31/2012	$10.15048	$10.99940	0
01/01/2013 to 12/31/2013	$10.99940	$11.79406	0
01/01/2014 to 12/31/2014	$11.79406	$12.24836	0
01/01/2015 to 12/31/2015	$12.24836	$12.04281	0
01/01/2016 to 12/31/2016	$12.04281	$12.47750	0
01/01/2017 to 12/31/2017	$12.47750	$13.49232	0
01/01/2018 to 12/31/2018	$13.49232	$12.86940	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01841	$10.06767	0
01/01/2012 to 12/31/2012	$10.06767	$10.58713	0
01/01/2013 to 12/31/2013	$10.58713	$10.15419	0
01/01/2014 to 12/31/2014	$10.15419	$10.57374	0
01/01/2015 to 12/31/2015	$10.57374	$10.35354	0
01/01/2016 to 12/31/2016	$10.35354	$10.59345	0
01/01/2017 to 12/31/2017	$10.59345	$10.99119	0
01/01/2018 to 12/31/2018	$10.99119	$10.70241	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.08863	$7.53059	0
01/01/2010 to 12/31/2010	$7.53059	$8.79989	0
01/01/2011 to 12/31/2011	$8.79989	$8.10314	0
01/01/2012 to 12/31/2012	$8.10314	$8.98346	0
01/01/2013 to 12/31/2013	$8.98346	$10.32177	0
01/01/2014 to 12/31/2014	$10.32177	$11.06612	0
01/01/2015 to 12/31/2015	$11.06612	$10.79829	0
01/01/2016 to 12/31/2016	$10.79829	$11.67256	0
01/01/2017 to 12/31/2017	$11.67256	$13.30555	0
01/01/2018 to 12/31/2018	$13.30555	$12.06999	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.66317	0
01/01/2014 to 12/31/2014	$11.66317	$13.19635	0
01/01/2015 to 12/31/2015	$13.19635	$13.15624	0
01/01/2016 to 12/31/2016	$13.15624	$14.31973	0
01/01/2017 to 12/31/2017	$14.31973	$17.07050	0
01/01/2018 to 12/31/2018	$17.07050	$15.55984	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99849	$8.88965	0
01/01/2012 to 12/31/2012	$8.88965	$9.87612	0
01/01/2013 to 12/31/2013	$9.87612	$11.86832	0
01/01/2014 to 12/31/2014	$11.86832	$12.40997	0
01/01/2015 to 12/31/2015	$12.40997	$12.20265	0
01/01/2016 to 12/31/2016	$12.20265	$12.73863	0
01/01/2017 to 12/31/2017	$12.73863	$14.78262	0
01/01/2018 to 12/31/2018	$14.78262	$13.56503	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.33816	$8.88974	0
01/01/2010 to 12/31/2010	$8.88974	$9.76823	0
01/01/2011 to 12/31/2011	$9.76823	$9.41669	0
01/01/2012 to 12/31/2012	$9.41669	$10.19577	0
01/01/2013 to 12/31/2013	$10.19577	$11.25550	0
01/01/2014 to 12/31/2014	$11.25550	$11.61878	0
01/01/2015 to 12/31/2015	$11.61878	$11.38855	0
01/01/2016 to 12/31/2016	$11.38855	$11.72013	0
01/01/2017 to 12/31/2017	$11.72013	$13.37546	0
01/01/2018 to 12/31/2018	$13.37546	$12.09317	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.22217	$8.10434	0
01/01/2010 to 12/31/2010	$8.10434	$10.54669	0
01/01/2011 to 12/31/2011	$10.54669	$8.99737	0
01/01/2012 to 12/31/2012	$8.99737	$10.60668	0
01/01/2013 to 12/31/2013	$10.60668	$14.66386	0
01/01/2014 to 12/31/2014	$14.66386	$15.10842	0
01/01/2015 to 12/31/2015	$15.10842	$15.03155	0
01/01/2016 to 12/31/2016	$15.03155	$15.89496	0
01/01/2017 to 12/31/2017	$15.89496	$19.92816	0
01/01/2018 to 12/31/2018	$19.92816	$17.44222	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.55512	$9.42045	0
01/01/2010 to 12/31/2010	$9.42045	$11.65332	0
01/01/2011 to 12/31/2011	$11.65332	$10.75786	0
01/01/2012 to 12/31/2012	$10.75786	$12.48001	0
01/01/2013 to 12/31/2013	$12.48001	$16.83581	0
01/01/2014 to 12/31/2014	$16.83581	$17.40047	0
01/01/2015 to 12/31/2015	$17.40047	$16.34768	0
01/01/2016 to 12/31/2016	$16.34768	$20.73839	0
01/01/2017 to 12/31/2017	$20.73839	$21.85818	0
01/01/2018 to 12/31/2018	$21.85818	$17.79428	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.44707	$9.07651	0
01/01/2010 to 12/31/2010	$9.07651	$9.93939	0
01/01/2011 to 12/31/2011	$9.93939	$9.95250	0
01/01/2012 to 12/31/2012	$9.95250	$11.08999	0
01/01/2013 to 12/31/2013	$11.08999	$12.72114	0
01/01/2014 to 12/31/2014	$12.72114	$13.22410	0
01/01/2015 to 12/31/2015	$13.22410	$12.98898	0
01/01/2016 to 12/31/2016	$12.98898	$13.71530	0
01/01/2017 to 12/31/2017	$13.71530	$15.54126	0
01/01/2018 to 12/31/2018	$15.54126	$14.44429	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.21461	$9.35809	0
01/01/2010 to 12/31/2010	$9.35809	$10.64054	0
01/01/2011 to 12/31/2011	$10.64054	$10.27016	0
01/01/2012 to 12/31/2012	$10.27016	$11.85593	0
01/01/2013 to 12/31/2013	$11.85593	$16.76518	0
01/01/2014 to 12/31/2014	$16.76518	$17.83389	0
01/01/2015 to 12/31/2015	$17.83389	$19.18753	0
01/01/2016 to 12/31/2016	$19.18753	$19.34765	0
01/01/2017 to 12/31/2017	$19.34765	$26.19383	0
01/01/2018 to 12/31/2018	$26.19383	$26.70907	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.55875	$7.61523	0
01/01/2010 to 12/31/2010	$7.61523	$8.40695	0
01/01/2011 to 12/31/2011	$8.40695	$8.21364	0
01/01/2012 to 12/31/2012	$8.21364	$9.14468	0
01/01/2013 to 12/31/2013	$9.14468	$12.08757	0
01/01/2014 to 12/31/2014	$12.08757	$12.05261	0
01/01/2015 to 12/31/2015	$12.05261	$11.11582	0
01/01/2016 to 12/31/2016	$11.11582	$11.58296	0
01/01/2017 to 12/31/2017	$11.58296	$13.25532	0
01/01/2018 to 12/31/2018	$13.25532	$11.74922	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$4.67759	$6.85892	0
01/01/2010 to 12/31/2010	$6.85892	$8.11160	0
01/01/2011 to 12/31/2011	$8.11160	$6.77612	0
01/01/2012 to 12/31/2012	$6.77612	$6.89329	0
01/01/2013 to 12/31/2013	$6.89329	$7.80884	0
01/01/2014 to 12/31/2014	$7.80884	$7.02574	0
01/01/2015 to 12/31/2015	$7.02574	$5.56994	0
01/01/2016 to 12/31/2016	$5.56994	$6.81503	0
01/01/2017 to 12/31/2017	$6.81503	$7.38102	0
01/01/2018 to 12/31/2018	$7.38102	$6.03928	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.19113	$10.11731	0
01/01/2010 to 12/31/2010	$10.11731	$10.50380	0
01/01/2011 to 12/31/2011	$10.50380	$10.73826	0
01/01/2012 to 12/31/2012	$10.73826	$11.09352	0
01/01/2013 to 12/31/2013	$11.09352	$10.48297	0
01/01/2014 to 12/31/2014	$10.48297	$10.34959	0
01/01/2015 to 12/31/2015	$10.34959	$9.69215	0
01/01/2016 to 12/31/2016	$9.69215	$9.93096	0
01/01/2017 to 12/31/2017	$9.93096	$9.94982	0
01/01/2018 to 12/31/2018	$9.94982	$9.96310	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.17834	$8.42474	0
01/01/2010 to 12/31/2010	$8.42474	$10.22431	0
01/01/2011 to 12/31/2011	$10.22431	$9.69214	0
01/01/2012 to 12/31/2012	$9.69214	$11.26738	0
01/01/2013 to 12/31/2013	$11.26738	$14.64845	0
01/01/2014 to 12/31/2014	$14.64845	$16.53490	0
01/01/2015 to 12/31/2015	$16.53490	$15.16129	0
01/01/2016 to 12/31/2016	$15.16129	$16.96942	0
01/01/2017 to 12/31/2017	$16.96942	$19.74903	0
01/01/2018 to 12/31/2018	$19.74903	$16.18373	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.08294	$7.67028	0
01/01/2010 to 12/31/2010	$7.67028	$8.63306	0
01/01/2011 to 12/31/2011	$8.63306	$8.18338	0
01/01/2012 to 12/31/2012	$8.18338	$8.91867	0
01/01/2013 to 12/31/2013	$8.91867	$10.55175	0
01/01/2014 to 12/31/2014	$10.55175	$10.93003	0
01/01/2015 to 12/31/2015	$10.93003	$10.66334	0
01/01/2016 to 12/31/2016	$10.66334	$11.15291	0
01/01/2017 to 12/31/2017	$11.15291	$12.43906	0
01/01/2018 to 12/31/2018	$12.43906	$11.60128	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.08154	$9.95339	0
01/01/2010 to 12/31/2010	$9.95339	$10.53441	0
01/01/2011 to 12/31/2011	$10.53441	$10.96619	0
01/01/2012 to 12/31/2012	$10.96619	$11.61193	0
01/01/2013 to 12/31/2013	$11.61193	$11.23057	0
01/01/2014 to 12/31/2014	$11.23057	$11.81990	0
01/01/2015 to 12/31/2015	$11.81990	$11.74840	0
01/01/2016 to 12/31/2016	$11.74840	$12.12917	0
01/01/2017 to 12/31/2017	$12.12917	$12.66032	0
01/01/2018 to 12/31/2018	$12.66032	$12.14743	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.66221	$9.14524	0
01/01/2010 to 12/31/2010	$9.14524	$10.53788	0
01/01/2011 to 12/31/2011	$10.53788	$11.06533	0
01/01/2012 to 12/31/2012	$11.06533	$12.04334	0
01/01/2013 to 12/31/2013	$12.04334	$15.18854	0
01/01/2014 to 12/31/2014	$15.18854	$16.43735	0
01/01/2015 to 12/31/2015	$16.43735	$16.81020	0
01/01/2016 to 12/31/2016	$16.81020	$17.09001	0
01/01/2017 to 12/31/2017	$17.09001	$19.30629	0
01/01/2018 to 12/31/2018	$19.30629	$16.14746	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.03392	$9.03342	0
01/01/2010 to 12/31/2010	$9.03342	$10.76619	0
01/01/2011 to 12/31/2011	$10.76619	$11.15196	0
01/01/2012 to 12/31/2012	$11.15196	$13.36838	0
01/01/2013 to 12/31/2013	$13.36838	$18.35828	0
01/01/2014 to 12/31/2014	$18.35828	$20.27035	0
01/01/2015 to 12/31/2015	$20.27035	$20.83490	0
01/01/2016 to 12/31/2016	$20.83490	$21.31305	0
01/01/2017 to 12/31/2017	$21.31305	$24.77014	0
01/01/2018 to 12/31/2018	$24.77014	$24.46666	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.26565	$5.94594	0
01/01/2010 to 12/31/2010	$5.94594	$6.47589	0
01/01/2011 to 12/31/2011	$6.47589	$5.47881	0
01/01/2012 to 12/31/2012	$5.47881	$6.70915	0
01/01/2013 to 12/31/2013	$6.70915	$8.70016	0
01/01/2014 to 12/31/2014	$8.70016	$9.64522	0
01/01/2015 to 12/31/2015	$9.64522	$9.32823	0
01/01/2016 to 12/31/2016	$9.32823	$10.56218	0
01/01/2017 to 12/31/2017	$10.56218	$12.25704	0
01/01/2018 to 12/31/2018	$12.25704	$10.77791	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.32611	$9.77331	0
01/01/2010 to 12/31/2010	$9.77331	$9.86852	0
01/01/2011 to 12/31/2011	$9.86852	$10.66914	0
01/01/2012 to 12/31/2012	$10.66914	$12.29789	0
01/01/2013 to 12/31/2013	$12.29789	$16.87479	0
01/01/2014 to 12/31/2014	$16.87479	$20.49446	0
01/01/2015 to 12/31/2015	$20.49446	$21.13246	0
01/01/2016 to 12/31/2016	$21.13246	$19.90810	0
01/01/2017 to 12/31/2017	$19.90810	$23.63575	0
01/01/2018 to 12/31/2018	$23.63575	$24.23268	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.08946	$7.41951	0
01/01/2010 to 12/31/2010	$7.41951	$9.01467	0
01/01/2011 to 12/31/2011	$9.01467	$8.69300	0
01/01/2012 to 12/31/2012	$8.69300	$9.88303	0
01/01/2013 to 12/31/2013	$9.88303	$13.40882	0
01/01/2014 to 12/31/2014	$13.40882	$13.89917	0
01/01/2015 to 12/31/2015	$13.89917	$13.17948	0
01/01/2016 to 12/31/2016	$13.17948	$15.21096	0
01/01/2017 to 12/31/2017	$15.21096	$18.28027	0
01/01/2018 to 12/31/2018	$18.28027	$15.65505	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.70828	$8.54469	0
01/01/2010 to 12/31/2010	$8.54469	$9.49532	0
01/01/2011 to 12/31/2011	$9.49532	$9.61467	0
01/01/2012 to 12/31/2012	$9.61467	$10.64000	0
01/01/2013 to 12/31/2013	$10.64000	$13.64996	0
01/01/2014 to 12/31/2014	$13.64996	$15.13419	0
01/01/2015 to 12/31/2015	$15.13419	$15.41720	0
01/01/2016 to 12/31/2016	$15.41720	$15.89657	0
01/01/2017 to 12/31/2017	$15.89657	$19.55587	0
01/01/2018 to 12/31/2018	$19.55587	$18.84111	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.26405	$7.34729	0
01/01/2010 to 12/31/2010	$7.34729	$8.14379	0
01/01/2011 to 12/31/2011	$8.14379	$7.89362	0
01/01/2012 to 12/31/2012	$7.89362	$8.94486	0
01/01/2013 to 12/31/2013	$8.94486	$11.40750	0
01/01/2014 to 12/31/2014	$11.40750	$12.37319	0
01/01/2015 to 12/31/2015	$12.37319	$11.57290	0
01/01/2016 to 12/31/2016	$11.57290	$13.11629	0
01/01/2017 to 12/31/2017	$13.11629	$14.60854	0
01/01/2018 to 12/31/2018	$14.60854	$12.81734	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.19211	$8.40894	0
01/01/2010 to 12/31/2010	$8.40894	$10.60215	0
01/01/2011 to 12/31/2011	$10.60215	$10.10842	0
01/01/2012 to 12/31/2012	$10.10842	$11.45069	0
01/01/2013 to 12/31/2013	$11.45069	$14.67425	0
01/01/2014 to 12/31/2014	$14.67425	$15.25610	0
01/01/2015 to 12/31/2015	$15.25610	$15.02112	0
01/01/2016 to 12/31/2016	$15.02112	$16.64754	0
01/01/2017 to 12/31/2017	$16.64754	$19.33789	0
01/01/2018 to 12/31/2018	$19.33789	$16.71007	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.45628	$8.29575	0
01/01/2010 to 12/31/2010	$8.29575	$9.81056	0
01/01/2011 to 12/31/2011	$9.81056	$9.25438	0
01/01/2012 to 12/31/2012	$9.25438	$10.59088	0
01/01/2013 to 12/31/2013	$10.59088	$13.74226	0
01/01/2014 to 12/31/2014	$13.74226	$14.86655	0
01/01/2015 to 12/31/2015	$14.86655	$13.39567	0
01/01/2016 to 12/31/2016	$13.39567	$16.35411	0
01/01/2017 to 12/31/2017	$16.35411	$17.76083	0
01/01/2018 to 12/31/2018	$17.76083	$15.11873	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.51137	$6.92070	0
01/01/2010 to 12/31/2010	$6.92070	$8.47271	0
01/01/2011 to 12/31/2011	$8.47271	$8.71397	0
01/01/2012 to 12/31/2012	$8.71397	$10.02433	0
01/01/2013 to 12/31/2013	$10.02433	$9.85104	0
01/01/2014 to 12/31/2014	$9.85104	$12.09162	0
01/01/2015 to 12/31/2015	$12.09162	$11.91022	0
01/01/2016 to 12/31/2016	$11.91022	$12.36360	0
01/01/2017 to 12/31/2017	$12.36360	$13.11656	0
01/01/2018 to 12/31/2018	$13.11656	$12.14305	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.80139	$8.42525	0
01/01/2010 to 12/31/2010	$8.42525	$10.39993	0
01/01/2011 to 12/31/2011	$10.39993	$10.34192	0
01/01/2012 to 12/31/2012	$10.34192	$11.42077	0
01/01/2013 to 12/31/2013	$11.42077	$15.74612	0
01/01/2014 to 12/31/2014	$15.74612	$15.79562	0
01/01/2015 to 12/31/2015	$15.79562	$15.69024	0
01/01/2016 to 12/31/2016	$15.69024	$18.52264	0
01/01/2017 to 12/31/2017	$18.52264	$20.54520	0
01/01/2018 to 12/31/2018	$20.54520	$19.00992	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.17028	$8.47617	0
01/01/2010 to 12/31/2010	$8.47617	$10.16152	0
01/01/2011 to 12/31/2011	$10.16152	$9.56771	0
01/01/2012 to 12/31/2012	$9.56771	$10.91100	0
01/01/2013 to 12/31/2013	$10.91100	$14.74867	0
01/01/2014 to 12/31/2014	$14.74867	$15.32227	0
01/01/2015 to 12/31/2015	$15.32227	$13.79824	0
01/01/2016 to 12/31/2016	$13.79824	$17.44642	0
01/01/2017 to 12/31/2017	$17.44642	$18.79352	0
01/01/2018 to 12/31/2018	$18.79352	$15.82698	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.25976	$7.64946	0
01/01/2010 to 12/31/2010	$7.64946	$8.68842	0
01/01/2011 to 12/31/2011	$8.68842	$8.69004	0
01/01/2012 to 12/31/2012	$8.69004	$9.94084	0
01/01/2013 to 12/31/2013	$9.94084	$10.93801	0
01/01/2014 to 12/31/2014	$10.93801	$10.79981	0
01/01/2015 to 12/31/2015	$10.79981	$10.76472	0
01/01/2016 to 12/31/2016	$10.76472	$12.85842	0
01/01/2017 to 12/31/2017	$12.85842	$12.35704	0
01/01/2018 to 12/31/2018	$12.35704	$10.29861	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.20642	$7.83486	0
01/01/2010 to 12/31/2010	$7.83486	$8.15010	0
01/01/2011 to 12/31/2011	$8.15010	$9.40326	0
01/01/2012 to 12/31/2012	$9.40326	$9.24487	0
01/01/2013 to 12/31/2013	$9.24487	$10.28514	0
01/01/2014 to 12/31/2014	$10.28514	$12.71197	0
01/01/2015 to 12/31/2015	$12.71197	$11.68172	0
01/01/2016 to 12/31/2016	$11.68172	$13.19896	0
01/01/2017 to 12/31/2017	$13.19896	$14.33837	0
01/01/2018 to 12/31/2018	$14.33837	$14.48227	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% Roll Up and HAV Death Benefit or Highest Daily Value Death Benefit
(2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.96330	$8.48932	29,611
01/01/2010 to 12/31/2010	$8.48932	$9.31844	30,273
01/01/2011 to 12/31/2011	$9.31844	$8.89288	23,460
01/01/2012 to 12/31/2012	$8.89288	$9.81352	4,898
01/01/2013 to 12/31/2013	$9.81352	$10.58039	1,693
01/01/2014 to 12/31/2014	$10.58039	$10.76873	1,982
01/01/2015 to 12/31/2015	$10.76873	$10.21750	1,207
01/01/2016 to 12/31/2016	$10.21750	$10.65195	1,143
01/01/2017 to 12/31/2017	$10.65195	$11.75766	1,130
01/01/2018 to 12/31/2018	$11.75766	$10.58779	951
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.20529	$8.91466	3,289
01/01/2010 to 12/31/2010	$8.91466	$9.93758	3,363
01/01/2011 to 12/31/2011	$9.93758	$9.75359	2,669
01/01/2012 to 12/31/2012	$9.75359	$10.86695	2,848
01/01/2013 to 12/31/2013	$10.86695	$12.41758	2,758
01/01/2014 to 12/31/2014	$12.41758	$12.91730	2,459
01/01/2015 to 12/31/2015	$12.91730	$12.76528	1,001
01/01/2016 to 12/31/2016	$12.76528	$13.40452	958
01/01/2017 to 12/31/2017	$13.40452	$15.36653	1,039
01/01/2018 to 12/31/2018	$15.36653	$14.17648	594
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61198	0
01/01/2014 to 12/31/2014	$11.61198	$12.88319	0
01/01/2015 to 12/31/2015	$12.88319	$12.84832	0
01/01/2016 to 12/31/2016	$12.84832	$13.94477	0
01/01/2017 to 12/31/2017	$13.94477	$16.69804	0
01/01/2018 to 12/31/2018	$16.69804	$15.03689	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.29038	$8.81240	113,007
01/01/2010 to 12/31/2010	$8.81240	$9.70328	123,978
01/01/2011 to 12/31/2011	$9.70328	$9.39739	86,899
01/01/2012 to 12/31/2012	$9.39739	$10.36189	85,259
01/01/2013 to 12/31/2013	$10.36189	$11.95116	87,378
01/01/2014 to 12/31/2014	$11.95116	$12.48063	85,872
01/01/2015 to 12/31/2015	$12.48063	$12.29378	79,019
01/01/2016 to 12/31/2016	$12.29378	$12.81200	78,077
01/01/2017 to 12/31/2017	$12.81200	$14.43339	6,000
01/01/2018 to 12/31/2018	$14.43339	$13.45028	4,830
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99837	$9.14728	0
01/01/2012 to 12/31/2012	$9.14728	$10.03408	0
01/01/2013 to 12/31/2013	$10.03408	$10.90457	0
01/01/2014 to 12/31/2014	$10.90457	$11.21374	0
01/01/2015 to 12/31/2015	$11.21374	$10.66375	0
01/01/2016 to 12/31/2016	$10.66375	$11.18246	0
01/01/2017 to 12/31/2017	$11.18246	$12.34611	0
01/01/2018 to 12/31/2018	$12.34611	$11.46356	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.24080	$11.06679	0
01/01/2010 to 12/31/2010	$11.06679	$11.27238	0
01/01/2011 to 12/31/2011	$11.27238	$11.29986	0
01/01/2012 to 12/31/2012	$11.29986	$11.59769	0
01/01/2013 to 12/31/2013	$11.59769	$11.12274	0
01/01/2014 to 12/31/2014	$11.12274	$10.89389	0
01/01/2015 to 12/31/2015	$10.89389	$10.73156	0
01/01/2016 to 12/31/2016	$10.73156	$10.69375	0
01/01/2017 to 12/31/2017	$10.69375	$10.66320	0
01/01/2018 to 12/31/2018	$10.66320	$10.53074	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.14838	$11.59335	21,614
01/01/2010 to 12/31/2010	$11.59335	$12.24288	20,728
01/01/2011 to 12/31/2011	$12.24288	$12.38430	20,728
01/01/2012 to 12/31/2012	$12.38430	$13.27246	20,728
01/01/2013 to 12/31/2013	$13.27246	$12.77270	0
01/01/2014 to 12/31/2014	$12.77270	$13.05175	0
01/01/2015 to 12/31/2015	$13.05175	$12.52574	0
01/01/2016 to 12/31/2016	$12.52574	$12.79942	0
01/01/2017 to 12/31/2017	$12.79942	$13.09616	0
01/01/2018 to 12/31/2018	$13.09616	$12.75284	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.15196	$11.19256	284
01/01/2010 to 12/31/2010	$11.19256	$12.20028	0
01/01/2011 to 12/31/2011	$12.20028	$13.58541	0
01/01/2012 to 12/31/2012	$13.58541	$14.07951	0
01/01/2013 to 12/31/2013	$14.07951	$13.36921	0
01/01/2014 to 12/31/2014	$13.36921	$13.45570	0
01/01/2015 to 12/31/2015	$13.45570	$13.29841	0
01/01/2016 to 12/31/2016	$13.29841	$13.24743	0
01/01/2017 to 12/31/2017	$13.24743	$13.08038	0
01/01/2018 to 12/31/2018	$13.08038	$12.91901	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.20922	$11.04775	19,466
01/01/2010 to 12/31/2010	$11.04775	$12.06135	19,372
01/01/2011 to 12/31/2011	$12.06135	$13.71364	19,372
01/01/2012 to 12/31/2012	$13.71364	$14.23169	19,372
01/01/2013 to 12/31/2013	$14.23169	$13.27814	19,372
01/01/2014 to 12/31/2014	$13.27814	$13.57257	19,372
01/01/2015 to 12/31/2015	$13.57257	$13.44851	19,372
01/01/2016 to 12/31/2016	$13.44851	$13.37573	19,372
01/01/2017 to 12/31/2017	$13.37573	$13.21337	19,372
01/01/2018 to 12/31/2018	$13.21337	$13.02559	19,372
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99891	$8.77422	0
01/01/2010 to 12/31/2010	$8.77422	$9.62088	25,179
01/01/2011 to 12/31/2011	$9.62088	$11.19386	135
01/01/2012 to 12/31/2012	$11.19386	$11.66716	0
01/01/2013 to 12/31/2013	$11.66716	$10.69283	0
01/01/2014 to 12/31/2014	$10.69283	$11.12858	0
01/01/2015 to 12/31/2015	$11.12858	$11.07663	0
01/01/2016 to 12/31/2016	$11.07663	$11.07198	0
01/01/2017 to 12/31/2017	$11.07198	$10.95122	0
01/01/2018 to 12/31/2018	$10.95122	$10.76665	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.98990	2,878
01/01/2011 to 12/31/2011	$10.98990	$12.96164	13,177
01/01/2012 to 12/31/2012	$12.96164	$13.57004	13,177
01/01/2013 to 12/31/2013	$13.57004	$12.37228	0
01/01/2014 to 12/31/2014	$12.37228	$13.06100	0
01/01/2015 to 12/31/2015	$13.06100	$13.03285	0
01/01/2016 to 12/31/2016	$13.03285	$13.03725	0
01/01/2017 to 12/31/2017	$13.03725	$12.98390	0
01/01/2018 to 12/31/2018	$12.98390	$12.73607	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00054	4,551
01/01/2012 to 12/31/2012	$12.00054	$12.45243	4,787
01/01/2013 to 12/31/2013	$12.45243	$11.01817	0
01/01/2014 to 12/31/2014	$11.01817	$11.92200	0
01/01/2015 to 12/31/2015	$11.92200	$11.93292	0
01/01/2016 to 12/31/2016	$11.93292	$11.91276	0
01/01/2017 to 12/31/2017	$11.91276	$11.86267	0
01/01/2018 to 12/31/2018	$11.86267	$11.61138	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99783	$10.38164	0
01/01/2013 to 12/31/2013	$10.38164	$9.13969	33,017
01/01/2014 to 12/31/2014	$9.13969	$10.09104	19,719
01/01/2015 to 12/31/2015	$10.09104	$10.16075	0
01/01/2016 to 12/31/2016	$10.16075	$10.15184	0
01/01/2017 to 12/31/2017	$10.15184	$10.12172	0
01/01/2018 to 12/31/2018	$10.12172	$9.89576	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73495	8,531
01/01/2014 to 12/31/2014	$8.73495	$9.81300	6,847
01/01/2015 to 12/31/2015	$9.81300	$9.89348	0
01/01/2016 to 12/31/2016	$9.89348	$9.88444	0
01/01/2017 to 12/31/2017	$9.88444	$9.85386	0
01/01/2018 to 12/31/2018	$9.85386	$9.59712	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28402	0
01/01/2015 to 12/31/2015	$11.28402	$11.28348	20,484
01/01/2016 to 12/31/2016	$11.28348	$11.33584	0
01/01/2017 to 12/31/2017	$11.33584	$11.31712	0
01/01/2018 to 12/31/2018	$11.31712	$11.01217	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92126	6,140
01/01/2016 to 12/31/2016	$9.92126	$9.92889	31,218
01/01/2017 to 12/31/2017	$9.92889	$9.97010	28,921
01/01/2018 to 12/31/2018	$9.97010	$9.67162	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99783	$9.86301	8,251
01/01/2017 to 12/31/2017	$9.86301	$9.92942	6,726
01/01/2018 to 12/31/2018	$9.92942	$9.61094	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99783	$10.01984	0
01/01/2018 to 12/31/2018	$10.01984	$9.62025	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99783	$9.64575	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.63661	$8.15440	6,851
01/01/2010 to 12/31/2010	$8.15440	$9.06354	7,431
01/01/2011 to 12/31/2011	$9.06354	$8.67023	22,797
01/01/2012 to 12/31/2012	$8.67023	$9.66614	28,617
01/01/2013 to 12/31/2013	$9.66614	$11.62563	33,327
01/01/2014 to 12/31/2014	$11.62563	$12.19464	32,926
01/01/2015 to 12/31/2015	$12.19464	$12.01891	33,216
01/01/2016 to 12/31/2016	$12.01891	$12.58896	32,324
01/01/2017 to 12/31/2017	$12.58896	$14.55047	6,838
01/01/2018 to 12/31/2018	$14.55047	$13.37634	6,408
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63127	0
01/01/2014 to 12/31/2014	$11.63127	$12.95483	0
01/01/2015 to 12/31/2015	$12.95483	$12.24679	0
01/01/2016 to 12/31/2016	$12.24679	$13.79518	0
01/01/2017 to 12/31/2017	$13.79518	$16.01410	0
01/01/2018 to 12/31/2018	$16.01410	$14.94981	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.95633	$7.70368	0
01/01/2010 to 12/31/2010	$7.70368	$9.71947	0
01/01/2011 to 12/31/2011	$9.71947	$10.15692	0
01/01/2012 to 12/31/2012	$10.15692	$11.48537	0
01/01/2013 to 12/31/2013	$11.48537	$11.61264	0
01/01/2014 to 12/31/2014	$11.61264	$14.90415	0
01/01/2015 to 12/31/2015	$14.90415	$15.31924	0
01/01/2016 to 12/31/2016	$15.31924	$15.74224	0
01/01/2017 to 12/31/2017	$15.74224	$16.39784	0
01/01/2018 to 12/31/2018	$16.39784	$15.30979	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.68856	$8.12119	12,852
01/01/2010 to 12/31/2010	$8.12119	$9.10528	7,395
01/01/2011 to 12/31/2011	$9.10528	$8.79235	6,290
01/01/2012 to 12/31/2012	$8.79235	$9.53605	3,514
01/01/2013 to 12/31/2013	$9.53605	$10.72878	1,879
01/01/2014 to 12/31/2014	$10.72878	$10.84963	3,366
01/01/2015 to 12/31/2015	$10.84963	$10.74189	2,446
01/01/2016 to 12/31/2016	$10.74189	$10.97933	1,497
01/01/2017 to 12/31/2017	$10.97933	$12.53743	2,306
01/01/2018 to 12/31/2018	$12.53743	$11.33804	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10465	$8.08534	0
01/01/2010 to 12/31/2010	$8.08534	$9.52771	0
01/01/2011 to 12/31/2011	$9.52771	$8.87015	0
01/01/2012 to 12/31/2012	$8.87015	$11.02655	0
01/01/2013 to 12/31/2013	$11.02655	$11.28002	0
01/01/2014 to 12/31/2014	$11.28002	$12.59829	0
01/01/2015 to 12/31/2015	$12.59829	$12.33987	0
01/01/2016 to 12/31/2016	$12.33987	$12.20631	0
01/01/2017 to 12/31/2017	$12.20631	$13.27005	0
01/01/2018 to 12/31/2018	$13.27005	$12.39546	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.92701	$6.92560	0
01/01/2010 to 12/31/2010	$6.92560	$7.66452	0
01/01/2011 to 12/31/2011	$7.66452	$7.09949	0
01/01/2012 to 12/31/2012	$7.09949	$8.32876	0
01/01/2013 to 12/31/2013	$8.32876	$10.90420	0
01/01/2014 to 12/31/2014	$10.90420	$12.09395	0
01/01/2015 to 12/31/2015	$12.09395	$11.30859	3,693
01/01/2016 to 12/31/2016	$11.30859	$12.36661	3,693
01/01/2017 to 12/31/2017	$12.36661	$13.30611	3,693
01/01/2018 to 12/31/2018	$13.30611	$11.93117	3,693
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.04394	$9.30832	341
01/01/2010 to 12/31/2010	$9.30832	$10.93481	357
01/01/2011 to 12/31/2011	$10.93481	$10.40118	357
01/01/2012 to 12/31/2012	$10.40118	$12.19665	357
01/01/2013 to 12/31/2013	$12.19665	$15.80652	357
01/01/2014 to 12/31/2014	$15.80652	$17.28255	357
01/01/2015 to 12/31/2015	$17.28255	$15.97991	357
01/01/2016 to 12/31/2016	$15.97991	$15.92444	357
01/01/2017 to 12/31/2017	$15.92444	$19.84218	357
01/01/2018 to 12/31/2018	$19.84218	$18.60444	357
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59959	$9.19243	5,320
01/01/2010 to 12/31/2010	$9.19243	$10.05726	5,286
01/01/2011 to 12/31/2011	$10.05726	$9.81014	4,057
01/01/2012 to 12/31/2012	$9.81014	$10.59140	4,802
01/01/2013 to 12/31/2013	$10.59140	$11.40318	4,648
01/01/2014 to 12/31/2014	$11.40318	$11.63104	4,491
01/01/2015 to 12/31/2015	$11.63104	$11.29896	4,331
01/01/2016 to 12/31/2016	$11.29896	$11.65980	4,164
01/01/2017 to 12/31/2017	$11.65980	$12.83559	4,018
01/01/2018 to 12/31/2018	$12.83559	$11.69410	3,557
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62849	$9.48655	0
01/01/2010 to 12/31/2010	$9.48655	$11.78990	0
01/01/2011 to 12/31/2011	$11.78990	$11.70926	0
01/01/2012 to 12/31/2012	$11.70926	$13.28002	0
01/01/2013 to 12/31/2013	$13.28002	$18.07246	0
01/01/2014 to 12/31/2014	$18.07246	$18.99295	0
01/01/2015 to 12/31/2015	$18.99295	$17.59691	0
01/01/2016 to 12/31/2016	$17.59691	$21.44662	0
01/01/2017 to 12/31/2017	$21.44662	$23.58931	0
01/01/2018 to 12/31/2018	$23.58931	$19.87124	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.16688	$9.99180	1
01/01/2010 to 12/31/2010	$9.99180	$9.79807	1
01/01/2011 to 12/31/2011	$9.79807	$9.60811	1
01/01/2012 to 12/31/2012	$9.60811	$9.42024	1
01/01/2013 to 12/31/2013	$9.42024	$9.23527	28,225
01/01/2014 to 12/31/2014	$9.23527	$9.05391	28,225
01/01/2015 to 12/31/2015	$9.05391	$8.87611	28,225
01/01/2016 to 12/31/2016	$8.87611	$8.70224	28,226
01/01/2017 to 12/31/2017	$8.70224	$8.56087	22,390
01/01/2018 to 12/31/2018	$8.56087	$8.50095	22,390

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.67272	$10.19632	0
01/01/2010 to 12/31/2010	$10.19632	$11.34562	0
01/01/2011 to 12/31/2011	$11.34562	$11.47618	0
01/01/2012 to 12/31/2012	$11.47618	$12.81144	0
01/01/2013 to 12/31/2013	$12.81144	$13.46171	0
01/01/2014 to 12/31/2014	$13.46171	$13.53498	0
01/01/2015 to 12/31/2015	$13.53498	$12.79634	0
01/01/2016 to 12/31/2016	$12.79634	$14.47714	0
01/01/2017 to 12/31/2017	$14.47714	$15.25402	0
01/01/2018 to 12/31/2018	$15.25402	$14.65585	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.47685	$6.41273	0
01/01/2010 to 12/31/2010	$6.41273	$7.11421	0
01/01/2011 to 12/31/2011	$7.11421	$6.68293	0
01/01/2012 to 12/31/2012	$6.68293	$7.65784	0
01/01/2013 to 12/31/2013	$7.65784	$10.50016	0
01/01/2014 to 12/31/2014	$10.50016	$11.70904	0
01/01/2015 to 12/31/2015	$11.70904	$10.57962	0
01/01/2016 to 12/31/2016	$10.57962	$12.43497	0
01/01/2017 to 12/31/2017	$12.43497	$14.53136	0
01/01/2018 to 12/31/2018	$14.53136	$12.22847	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.39424	$7.15452	0
01/01/2010 to 12/31/2010	$7.15452	$8.03101	0
01/01/2011 to 12/31/2011	$8.03101	$6.85583	0
01/01/2012 to 12/31/2012	$6.85583	$8.08984	0
01/01/2013 to 12/31/2013	$8.08984	$9.44239	0
01/01/2014 to 12/31/2014	$9.44239	$8.74554	0
01/01/2015 to 12/31/2015	$8.74554	$8.84377	0
01/01/2016 to 12/31/2016	$8.84377	$8.34299	0
01/01/2017 to 12/31/2017	$8.34299	$11.07734	0
01/01/2018 to 12/31/2018	$11.07734	$9.41101	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.74172	$7.34575	0
01/01/2010 to 12/31/2010	$7.34575	$7.99967	0
01/01/2011 to 12/31/2011	$7.99967	$6.85845	0
01/01/2012 to 12/31/2012	$6.85845	$7.84487	0
01/01/2013 to 12/31/2013	$7.84487	$9.18809	0
01/01/2014 to 12/31/2014	$9.18809	$8.40373	0
01/01/2015 to 12/31/2015	$8.40373	$8.30605	0
01/01/2016 to 12/31/2016	$8.30605	$8.19056	0
01/01/2017 to 12/31/2017	$8.19056	$9.86207	0
01/01/2018 to 12/31/2018	$9.86207	$8.10735	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.76729	$11.74908	15,314
01/01/2010 to 12/31/2010	$11.74908	$12.76362	1,040
01/01/2011 to 12/31/2011	$12.76362	$14.07075	43,576
01/01/2012 to 12/31/2012	$14.07075	$15.09093	17,057
01/01/2013 to 12/31/2013	$15.09093	$14.32384	13,783
01/01/2014 to 12/31/2014	$14.32384	$14.98759	11,766
01/01/2015 to 12/31/2015	$14.98759	$14.86565	16,578
01/01/2016 to 12/31/2016	$14.86565	$15.18710	16,161
01/01/2017 to 12/31/2017	$15.18710	$15.53168	13,902
01/01/2018 to 12/31/2018	$15.53168	$15.18438	13,800

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.12451	$8.84721	0
01/01/2010 to 12/31/2010	$8.84721	$9.87201	0
01/01/2011 to 12/31/2011	$9.87201	$9.62331	0
01/01/2012 to 12/31/2012	$9.62331	$10.71552	0
01/01/2013 to 12/31/2013	$10.71552	$12.21546	0
01/01/2014 to 12/31/2014	$12.21546	$12.73775	0
01/01/2015 to 12/31/2015	$12.73775	$12.35674	0
01/01/2016 to 12/31/2016	$12.35674	$12.74668	0
01/01/2017 to 12/31/2017	$12.74668	$14.61604	0
01/01/2018 to 12/31/2018	$14.61604	$13.27123	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.93648	$7.90824	2,426
01/01/2010 to 12/31/2010	$7.90824	$8.30893	2,731
01/01/2011 to 12/31/2011	$8.30893	$7.40062	2,731
01/01/2012 to 12/31/2012	$7.40062	$8.84469	2,731
01/01/2013 to 12/31/2013	$8.84469	$10.00301	2,731
01/01/2014 to 12/31/2014	$10.00301	$9.18241	2,731
01/01/2015 to 12/31/2015	$9.18241	$8.75051	2,731
01/01/2016 to 12/31/2016	$8.75051	$8.74485	2,731
01/01/2017 to 12/31/2017	$8.74485	$11.11414	7,325
01/01/2018 to 12/31/2018	$11.11414	$8.99150	7,325
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.81882	$9.35320	3,349
01/01/2010 to 12/31/2010	$9.35320	$9.84066	3,622
01/01/2011 to 12/31/2011	$9.84066	$9.67022	2,090
01/01/2012 to 12/31/2012	$9.67022	$10.49628	2,839
01/01/2013 to 12/31/2013	$10.49628	$11.42545	3,166
01/01/2014 to 12/31/2014	$11.42545	$11.81147	3,148
01/01/2015 to 12/31/2015	$11.81147	$11.55836	2,824
01/01/2016 to 12/31/2016	$11.55836	$11.76686	2,673
01/01/2017 to 12/31/2017	$11.76686	$12.93714	2,684
01/01/2018 to 12/31/2018	$12.93714	$12.03162	1,748
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08376	$10.28629	0
01/01/2010 to 12/31/2010	$10.28629	$11.22561	0
01/01/2011 to 12/31/2011	$11.22561	$11.07842	0
01/01/2012 to 12/31/2012	$11.07842	$12.50999	0
01/01/2013 to 12/31/2013	$12.50999	$16.74023	0
01/01/2014 to 12/31/2014	$16.74023	$17.97126	0
01/01/2015 to 12/31/2015	$17.97126	$19.49203	0
01/01/2016 to 12/31/2016	$19.49203	$18.83025	0
01/01/2017 to 12/31/2017	$18.83025	$25.07625	0
01/01/2018 to 12/31/2018	$25.07625	$24.18510	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.97186	$7.59687	2,099
01/01/2010 to 12/31/2010	$7.59687	$8.91884	2,262
01/01/2011 to 12/31/2011	$8.91884	$8.66411	2,262
01/01/2012 to 12/31/2012	$8.66411	$9.53565	2,262
01/01/2013 to 12/31/2013	$9.53565	$12.77095	2,262
01/01/2014 to 12/31/2014	$12.77095	$13.84612	2,262
01/01/2015 to 12/31/2015	$13.84612	$14.94139	2,262
01/01/2016 to 12/31/2016	$14.94139	$15.46555	2,262
01/01/2017 to 12/31/2017	$15.46555	$20.16480	2,262
01/01/2018 to 12/31/2018	$20.16480	$19.23535	2,262

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.74262	$8.69300	0
01/01/2010 to 12/31/2010	$8.69300	$9.54906	0
01/01/2011 to 12/31/2011	$9.54906	$9.06853	0
01/01/2012 to 12/31/2012	$9.06853	$10.94202	0
01/01/2013 to 12/31/2013	$10.94202	$13.69158	0
01/01/2014 to 12/31/2014	$13.69158	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$13.43707	0
01/01/2016 to 12/31/2016	$13.43707	$14.11073	0
01/01/2017 to 12/31/2017	$14.11073	$17.13253	0
01/01/2018 to 12/31/2018	$17.13253	$15.18987	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.71375	$8.18166	0
01/01/2010 to 12/31/2010	$8.18166	$9.04647	0
01/01/2011 to 12/31/2011	$9.04647	$8.81632	0
01/01/2012 to 12/31/2012	$8.81632	$10.11951	0
01/01/2013 to 12/31/2013	$10.11951	$13.56240	0
01/01/2014 to 12/31/2014	$13.56240	$14.45419	0
01/01/2015 to 12/31/2015	$14.45419	$15.19468	0
01/01/2016 to 12/31/2016	$15.19468	$15.18172	0
01/01/2017 to 12/31/2017	$15.18172	$19.45515	0
01/01/2018 to 12/31/2018	$19.45515	$19.48098	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99837	$10.18469	0
01/01/2013 to 12/31/2013	$10.18469	$13.42998	0
01/01/2014 to 12/31/2014	$13.42998	$14.51153	0
01/01/2015 to 12/31/2015	$14.51153	$14.12369	0
01/01/2016 to 12/31/2016	$14.12369	$15.70872	0
01/01/2017 to 12/31/2017	$15.70872	$18.07163	0
01/01/2018 to 12/31/2018	$18.07163	$15.91674	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.66775	$7.81493	0
01/01/2010 to 12/31/2010	$7.81493	$9.45711	0
01/01/2011 to 12/31/2011	$9.45711	$9.04138	0
01/01/2012 to 12/31/2012	$9.04138	$10.38176	0
01/01/2013 to 12/31/2013	$10.38176	$14.45353	0
01/01/2014 to 12/31/2014	$14.45353	$16.18899	0
01/01/2015 to 12/31/2015	$16.18899	$14.97637	0
01/01/2016 to 12/31/2016	$14.97637	$17.35963	0
01/01/2017 to 12/31/2017	$17.35963	$19.36652	0
01/01/2018 to 12/31/2018	$19.36652	$15.86238	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99837	$10.30137	0
01/01/2013 to 12/31/2013	$10.30137	$12.00932	0
01/01/2014 to 12/31/2014	$12.00932	$12.37857	0
01/01/2015 to 12/31/2015	$12.37857	$11.98482	0
01/01/2016 to 12/31/2016	$11.98482	$12.25775	0
01/01/2017 to 12/31/2017	$12.25775	$13.99974	0
01/01/2018 to 12/31/2018	$13.99974	$12.58768	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56589	$9.08604	0
01/01/2010 to 12/31/2010	$9.08604	$10.89161	0
01/01/2011 to 12/31/2011	$10.89161	$8.51341	0
01/01/2012 to 12/31/2012	$8.51341	$9.84244	0
01/01/2013 to 12/31/2013	$9.84244	$9.67074	0
01/01/2014 to 12/31/2014	$9.67074	$9.03678	0
01/01/2015 to 12/31/2015	$9.03678	$7.37734	0
01/01/2016 to 12/31/2016	$7.37734	$8.12686	0
01/01/2017 to 12/31/2017	$8.12686	$10.06945	0
01/01/2018 to 12/31/2018	$10.06945	$8.48411	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.27260	$9.73531	43,451
01/01/2010 to 12/31/2010	$9.73531	$10.55321	21,482
01/01/2011 to 12/31/2011	$10.55321	$10.44937	28,626
01/01/2012 to 12/31/2012	$10.44937	$11.30668	26,053
01/01/2013 to 12/31/2013	$11.30668	$12.10579	15,398
01/01/2014 to 12/31/2014	$12.10579	$12.55344	23,956
01/01/2015 to 12/31/2015	$12.55344	$12.32456	21,754
01/01/2016 to 12/31/2016	$12.32456	$12.75066	15,543
01/01/2017 to 12/31/2017	$12.75066	$13.76734	17,510
01/01/2018 to 12/31/2018	$13.76734	$13.11231	9,924
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06512	0
01/01/2012 to 12/31/2012	$10.06512	$10.56877	0
01/01/2013 to 12/31/2013	$10.56877	$10.12158	0
01/01/2014 to 12/31/2014	$10.12158	$10.52427	0
01/01/2015 to 12/31/2015	$10.52427	$10.28996	0
01/01/2016 to 12/31/2016	$10.28996	$10.51300	0
01/01/2017 to 12/31/2017	$10.51300	$10.89161	0
01/01/2018 to 12/31/2018	$10.89161	$10.58971	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.13261	$7.57385	33,561
01/01/2010 to 12/31/2010	$7.57385	$8.83745	41,788
01/01/2011 to 12/31/2011	$8.83745	$8.12580	19,244
01/01/2012 to 12/31/2012	$8.12580	$8.99525	23,944
01/01/2013 to 12/31/2013	$8.99525	$10.32007	18,778
01/01/2014 to 12/31/2014	$10.32007	$11.04793	19,231
01/01/2015 to 12/31/2015	$11.04793	$10.76456	13,278
01/01/2016 to 12/31/2016	$10.76456	$11.61897	12,578
01/01/2017 to 12/31/2017	$11.61897	$13.22502	16,808
01/01/2018 to 12/31/2018	$13.22502	$11.97915	12,514
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65148	0
01/01/2014 to 12/31/2014	$11.65148	$13.16369	0
01/01/2015 to 12/31/2015	$13.16369	$13.10433	0
01/01/2016 to 12/31/2016	$13.10433	$14.24224	0
01/01/2017 to 12/31/2017	$14.24224	$16.95316	0
01/01/2018 to 12/31/2018	$16.95316	$15.42992	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.84939	$6.98586	0
01/01/2010 to 12/31/2010	$6.98586	$7.87945	0
01/01/2011 to 12/31/2011	$7.87945	$7.99204	0
01/01/2012 to 12/31/2012	$7.99204	$9.30824	0
01/01/2013 to 12/31/2013	$9.30824	$12.08471	0
01/01/2014 to 12/31/2014	$12.08471	$13.88676	0
01/01/2015 to 12/31/2015	$13.88676	$14.03321	0
01/01/2016 to 12/31/2016	$14.03321	$15.80081	0
01/01/2017 to 12/31/2017	$15.80081	$18.93838	0
01/01/2018 to 12/31/2018	$18.93838	$17.03902	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88085	0
01/01/2012 to 12/31/2012	$8.88085	$9.85166	0
01/01/2013 to 12/31/2013	$9.85166	$11.82148	0
01/01/2014 to 12/31/2014	$11.82148	$12.34269	0
01/01/2015 to 12/31/2015	$12.34269	$12.11854	0
01/01/2016 to 12/31/2016	$12.11854	$12.63232	0
01/01/2017 to 12/31/2017	$12.63232	$14.63773	0
01/01/2018 to 12/31/2018	$14.63773	$13.41202	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.33097	$8.86793	29,625
01/01/2010 to 12/31/2010	$8.86793	$9.72995	29,810
01/01/2011 to 12/31/2011	$9.72995	$9.36585	29,036
01/01/2012 to 12/31/2012	$9.36585	$10.12571	27,448
01/01/2013 to 12/31/2013	$10.12571	$11.16163	27,449
01/01/2014 to 12/31/2014	$11.16163	$11.50482	27,449
01/01/2015 to 12/31/2015	$11.50482	$11.26015	27,449
01/01/2016 to 12/31/2016	$11.26015	$11.57102	27,449
01/01/2017 to 12/31/2017	$11.57102	$13.18598	27,449
01/01/2018 to 12/31/2018	$13.18598	$11.90412	27,449
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.59124	$7.27185	0
01/01/2010 to 12/31/2010	$7.27185	$9.44933	0
01/01/2011 to 12/31/2011	$9.44933	$8.04934	0
01/01/2012 to 12/31/2012	$8.04934	$9.47502	0
01/01/2013 to 12/31/2013	$9.47502	$13.08006	0
01/01/2014 to 12/31/2014	$13.08006	$13.45671	0
01/01/2015 to 12/31/2015	$13.45671	$13.36854	0
01/01/2016 to 12/31/2016	$13.36854	$14.11569	0
01/01/2017 to 12/31/2017	$14.11569	$17.67138	0
01/01/2018 to 12/31/2018	$17.67138	$15.44403	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.28194	$8.24680	0
01/01/2010 to 12/31/2010	$8.24680	$11.02938	0
01/01/2011 to 12/31/2011	$11.02938	$10.70717	0
01/01/2012 to 12/31/2012	$10.70717	$11.77465	0
01/01/2013 to 12/31/2013	$11.77465	$15.60372	0
01/01/2014 to 12/31/2014	$15.60372	$15.88155	0
01/01/2015 to 12/31/2015	$15.88155	$15.69205	0
01/01/2016 to 12/31/2016	$15.69205	$17.24253	0
01/01/2017 to 12/31/2017	$17.24253	$20.94788	0
01/01/2018 to 12/31/2018	$20.94788	$18.80848	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.50560	$8.09990	0
01/01/2010 to 12/31/2010	$8.09990	$10.00506	0
01/01/2011 to 12/31/2011	$10.00506	$9.22265	0
01/01/2012 to 12/31/2012	$9.22265	$10.68323	0
01/01/2013 to 12/31/2013	$10.68323	$14.39067	0
01/01/2014 to 12/31/2014	$14.39067	$14.85133	0
01/01/2015 to 12/31/2015	$14.85133	$13.93211	0
01/01/2016 to 12/31/2016	$13.93211	$17.64801	0
01/01/2017 to 12/31/2017	$17.64801	$18.57361	0
01/01/2018 to 12/31/2018	$18.57361	$15.09796	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.39806	$9.00350	31,614
01/01/2010 to 12/31/2010	$9.00350	$9.84496	28,629
01/01/2011 to 12/31/2011	$9.84496	$9.84336	26,239
01/01/2012 to 12/31/2012	$9.84336	$10.95219	18,559
01/01/2013 to 12/31/2013	$10.95219	$12.54465	13,876
01/01/2014 to 12/31/2014	$12.54465	$13.02142	15,068
01/01/2015 to 12/31/2015	$13.02142	$12.77107	15,812
01/01/2016 to 12/31/2016	$12.77107	$13.46551	1,437
01/01/2017 to 12/31/2017	$13.46551	$15.23590	2,152
01/01/2018 to 12/31/2018	$15.23590	$14.13955	627
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.86411	$8.81748	0
01/01/2010 to 12/31/2010	$8.81748	$10.01116	0
01/01/2011 to 12/31/2011	$10.01116	$9.64854	0
01/01/2012 to 12/31/2012	$9.64854	$11.12194	0
01/01/2013 to 12/31/2013	$11.12194	$15.70416	0
01/01/2014 to 12/31/2014	$15.70416	$16.68057	0
01/01/2015 to 12/31/2015	$16.68057	$17.92025	0
01/01/2016 to 12/31/2016	$17.92025	$18.04315	0
01/01/2017 to 12/31/2017	$18.04315	$24.39178	0
01/01/2018 to 12/31/2018	$24.39178	$24.83476	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.02426	$6.98434	0
01/01/2010 to 12/31/2010	$6.98434	$7.69919	0
01/01/2011 to 12/31/2011	$7.69919	$7.51114	0
01/01/2012 to 12/31/2012	$7.51114	$8.35028	0
01/01/2013 to 12/31/2013	$8.35028	$11.02125	0
01/01/2014 to 12/31/2014	$11.02125	$10.97323	0
01/01/2015 to 12/31/2015	$10.97323	$10.10538	0
01/01/2016 to 12/31/2016	$10.10538	$10.51451	0
01/01/2017 to 12/31/2017	$10.51451	$12.01501	0
01/01/2018 to 12/31/2018	$12.01501	$10.63418	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.69990	$8.34555	0
01/01/2010 to 12/31/2010	$8.34555	$9.85534	0
01/01/2011 to 12/31/2011	$9.85534	$8.22064	0
01/01/2012 to 12/31/2012	$8.22064	$8.35035	0
01/01/2013 to 12/31/2013	$8.35035	$9.44552	0
01/01/2014 to 12/31/2014	$9.44552	$8.48582	0
01/01/2015 to 12/31/2015	$8.48582	$6.71740	0
01/01/2016 to 12/31/2016	$6.71740	$8.20687	0
01/01/2017 to 12/31/2017	$8.20687	$8.87536	0
01/01/2018 to 12/31/2018	$8.87536	$7.25117	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.13609	$11.14105	0
01/01/2010 to 12/31/2010	$11.14105	$11.54964	0
01/01/2011 to 12/31/2011	$11.54964	$11.79014	0
01/01/2012 to 12/31/2012	$11.79014	$12.16219	0
01/01/2013 to 12/31/2013	$12.16219	$11.47585	0
01/01/2014 to 12/31/2014	$11.47585	$11.31317	0
01/01/2015 to 12/31/2015	$11.31317	$10.57884	0
01/01/2016 to 12/31/2016	$10.57884	$10.82350	0
01/01/2017 to 12/31/2017	$10.82350	$10.82810	0
01/01/2018 to 12/31/2018	$10.82810	$10.82649	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.90672	$8.04258	788
01/01/2010 to 12/31/2010	$8.04258	$9.74614	813
01/01/2011 to 12/31/2011	$9.74614	$9.22525	813
01/01/2012 to 12/31/2012	$9.22525	$10.70891	813
01/01/2013 to 12/31/2013	$10.70891	$13.90196	813
01/01/2014 to 12/31/2014	$13.90196	$15.66908	813
01/01/2015 to 12/31/2015	$15.66908	$14.34625	813
01/01/2016 to 12/31/2016	$14.34625	$16.03366	813
01/01/2017 to 12/31/2017	$16.03366	$18.63264	813
01/01/2018 to 12/31/2018	$18.63264	$15.24624	813
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.84907	$7.36456	0
01/01/2010 to 12/31/2010	$7.36456	$8.27666	0
01/01/2011 to 12/31/2011	$8.27666	$7.83397	0
01/01/2012 to 12/31/2012	$7.83397	$8.52527	0
01/01/2013 to 12/31/2013	$8.52527	$10.07155	0
01/01/2014 to 12/31/2014	$10.07155	$10.41726	0
01/01/2015 to 12/31/2015	$10.41726	$10.14809	0
01/01/2016 to 12/31/2016	$10.14809	$10.59837	0
01/01/2017 to 12/31/2017	$10.59837	$11.80324	0
01/01/2018 to 12/31/2018	$11.80324	$10.99202	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.27028	$10.14521	0
01/01/2010 to 12/31/2010	$10.14521	$10.72156	0
01/01/2011 to 12/31/2011	$10.72156	$11.14467	0
01/01/2012 to 12/31/2012	$11.14467	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$11.37965	0
01/01/2014 to 12/31/2014	$11.37965	$11.95917	0
01/01/2015 to 12/31/2015	$11.95917	$11.86932	0
01/01/2016 to 12/31/2016	$11.86932	$12.23602	0
01/01/2017 to 12/31/2017	$12.23602	$12.75315	0
01/01/2018 to 12/31/2018	$12.75315	$12.21833	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.65473	$9.12280	0
01/01/2010 to 12/31/2010	$9.12280	$10.49642	0
01/01/2011 to 12/31/2011	$10.49642	$11.00544	0
01/01/2012 to 12/31/2012	$11.00544	$11.96039	0
01/01/2013 to 12/31/2013	$11.96039	$15.06181	0
01/01/2014 to 12/31/2014	$15.06181	$16.27624	0
01/01/2015 to 12/31/2015	$16.27624	$16.62094	0
01/01/2016 to 12/31/2016	$16.62094	$16.87272	0
01/01/2017 to 12/31/2017	$16.87272	$19.03280	0
01/01/2018 to 12/31/2018	$19.03280	$15.89521	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.02704	$9.01120	0
01/01/2010 to 12/31/2010	$9.01120	$10.72399	0
01/01/2011 to 12/31/2011	$10.72399	$11.09200	0
01/01/2012 to 12/31/2012	$11.09200	$13.27685	0
01/01/2013 to 12/31/2013	$13.27685	$18.20586	0
01/01/2014 to 12/31/2014	$18.20586	$20.07235	0
01/01/2015 to 12/31/2015	$20.07235	$20.60096	0
01/01/2016 to 12/31/2016	$20.60096	$21.04283	0
01/01/2017 to 12/31/2017	$21.04283	$24.42025	0
01/01/2018 to 12/31/2018	$24.42025	$24.08538	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.26039	$5.93110	0
01/01/2010 to 12/31/2010	$5.93110	$6.45020	0
01/01/2011 to 12/31/2011	$6.45020	$5.44902	0
01/01/2012 to 12/31/2012	$5.44902	$6.66288	0
01/01/2013 to 12/31/2013	$6.66288	$8.62751	0
01/01/2014 to 12/31/2014	$8.62751	$9.55061	0
01/01/2015 to 12/31/2015	$9.55061	$9.22319	0
01/01/2016 to 12/31/2016	$9.22319	$10.42790	0
01/01/2017 to 12/31/2017	$10.42790	$12.08336	0
01/01/2018 to 12/31/2018	$12.08336	$10.60942	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.31794	$9.74937	0
01/01/2010 to 12/31/2010	$9.74937	$9.82982	0
01/01/2011 to 12/31/2011	$9.82982	$10.61165	0
01/01/2012 to 12/31/2012	$10.61165	$12.21344	0
01/01/2013 to 12/31/2013	$12.21344	$16.73435	0
01/01/2014 to 12/31/2014	$16.73435	$20.29385	0
01/01/2015 to 12/31/2015	$20.29385	$20.89473	0
01/01/2016 to 12/31/2016	$20.89473	$19.65527	0
01/01/2017 to 12/31/2017	$19.65527	$23.30133	0
01/01/2018 to 12/31/2018	$23.30133	$23.85434	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.08347	$7.40125	0
01/01/2010 to 12/31/2010	$7.40125	$8.97917	0
01/01/2011 to 12/31/2011	$8.97917	$8.64600	0
01/01/2012 to 12/31/2012	$8.64600	$9.81503	0
01/01/2013 to 12/31/2013	$9.81503	$13.29702	0
01/01/2014 to 12/31/2014	$13.29702	$13.76291	0
01/01/2015 to 12/31/2015	$13.76291	$13.03113	0
01/01/2016 to 12/31/2016	$13.03113	$15.01759	0
01/01/2017 to 12/31/2017	$15.01759	$18.02136	0
01/01/2018 to 12/31/2018	$18.02136	$15.41039	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.70173	$8.52372	0
01/01/2010 to 12/31/2010	$8.52372	$9.45813	0
01/01/2011 to 12/31/2011	$9.45813	$9.56292	0
01/01/2012 to 12/31/2012	$9.56292	$10.56702	0
01/01/2013 to 12/31/2013	$10.56702	$13.53642	0
01/01/2014 to 12/31/2014	$13.53642	$14.98616	0
01/01/2015 to 12/31/2015	$14.98616	$15.24390	0
01/01/2016 to 12/31/2016	$15.24390	$15.69480	0
01/01/2017 to 12/31/2017	$15.69480	$19.27926	0
01/01/2018 to 12/31/2018	$19.27926	$18.54707	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.25788	$7.32913	0
01/01/2010 to 12/31/2010	$7.32913	$8.11173	0
01/01/2011 to 12/31/2011	$8.11173	$7.85101	0
01/01/2012 to 12/31/2012	$7.85101	$8.88342	0
01/01/2013 to 12/31/2013	$8.88342	$11.31239	0
01/01/2014 to 12/31/2014	$11.31239	$12.25203	0
01/01/2015 to 12/31/2015	$12.25203	$11.44268	0
01/01/2016 to 12/31/2016	$11.44268	$12.94969	0
01/01/2017 to 12/31/2017	$12.94969	$14.40176	0
01/01/2018 to 12/31/2018	$14.40176	$12.61711	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.18606	$8.38835	0
01/01/2010 to 12/31/2010	$8.38835	$10.56068	0
01/01/2011 to 12/31/2011	$10.56068	$10.05406	0
01/01/2012 to 12/31/2012	$10.05406	$11.37229	0
01/01/2013 to 12/31/2013	$11.37229	$14.55229	0
01/01/2014 to 12/31/2014	$14.55229	$15.10712	0
01/01/2015 to 12/31/2015	$15.10712	$14.85248	0
01/01/2016 to 12/31/2016	$14.85248	$16.43648	0
01/01/2017 to 12/31/2017	$16.43648	$19.06457	0
01/01/2018 to 12/31/2018	$19.06457	$16.44951	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.44991	$8.27544	0
01/01/2010 to 12/31/2010	$8.27544	$9.77229	0
01/01/2011 to 12/31/2011	$9.77229	$9.20467	0
01/01/2012 to 12/31/2012	$9.20467	$10.51836	0
01/01/2013 to 12/31/2013	$10.51836	$13.62812	0
01/01/2014 to 12/31/2014	$13.62812	$14.72129	0
01/01/2015 to 12/31/2015	$14.72129	$13.24526	0
01/01/2016 to 12/31/2016	$13.24526	$16.14674	0
01/01/2017 to 12/31/2017	$16.14674	$17.50986	0
01/01/2018 to 12/31/2018	$17.50986	$14.88296	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.50598	$6.90377	0
01/01/2010 to 12/31/2010	$6.90377	$8.43954	0
01/01/2011 to 12/31/2011	$8.43954	$8.66713	0
01/01/2012 to 12/31/2012	$8.66713	$9.95565	0
01/01/2013 to 12/31/2013	$9.95565	$9.76912	0
01/01/2014 to 12/31/2014	$9.76912	$11.97329	0
01/01/2015 to 12/31/2015	$11.97329	$11.77625	0
01/01/2016 to 12/31/2016	$11.77625	$12.20662	0
01/01/2017 to 12/31/2017	$12.20662	$12.93094	0
01/01/2018 to 12/31/2018	$12.93094	$11.95341	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.79467	$8.40444	0
01/01/2010 to 12/31/2010	$8.40444	$10.35917	0
01/01/2011 to 12/31/2011	$10.35917	$10.28616	0
01/01/2012 to 12/31/2012	$10.28616	$11.34245	0
01/01/2013 to 12/31/2013	$11.34245	$15.61507	0
01/01/2014 to 12/31/2014	$15.61507	$15.64107	0
01/01/2015 to 12/31/2015	$15.64107	$15.51379	0
01/01/2016 to 12/31/2016	$15.51379	$18.28749	0
01/01/2017 to 12/31/2017	$18.28749	$20.25461	0
01/01/2018 to 12/31/2018	$20.25461	$18.71339	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.16333	$8.45551	0
01/01/2010 to 12/31/2010	$8.45551	$10.12176	0
01/01/2011 to 12/31/2011	$10.12176	$9.51626	0
01/01/2012 to 12/31/2012	$9.51626	$10.83634	0
01/01/2013 to 12/31/2013	$10.83634	$14.62621	0
01/01/2014 to 12/31/2014	$14.62621	$15.17265	0
01/01/2015 to 12/31/2015	$15.17265	$13.64324	0
01/01/2016 to 12/31/2016	$13.64324	$17.22512	0
01/01/2017 to 12/31/2017	$17.22512	$18.52775	0
01/01/2018 to 12/31/2018	$18.52775	$15.57995	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.25266	$7.63063	0
01/01/2010 to 12/31/2010	$7.63063	$8.65440	0
01/01/2011 to 12/31/2011	$8.65440	$8.64325	0
01/01/2012 to 12/31/2012	$8.64325	$9.87271	0
01/01/2013 to 12/31/2013	$9.87271	$10.84699	0
01/01/2014 to 12/31/2014	$10.84699	$10.69409	0
01/01/2015 to 12/31/2015	$10.69409	$10.64369	0
01/01/2016 to 12/31/2016	$10.64369	$12.69523	0
01/01/2017 to 12/31/2017	$12.69523	$12.18228	0
01/01/2018 to 12/31/2018	$12.18228	$10.13798	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.19946	$7.81582	0
01/01/2010 to 12/31/2010	$7.81582	$8.11830	0
01/01/2011 to 12/31/2011	$8.11830	$9.35282	0
01/01/2012 to 12/31/2012	$9.35282	$9.18176	0
01/01/2013 to 12/31/2013	$9.18176	$10.19984	0
01/01/2014 to 12/31/2014	$10.19984	$12.58788	0
01/01/2015 to 12/31/2015	$12.58788	$11.55059	0
01/01/2016 to 12/31/2016	$11.55059	$13.03177	0
01/01/2017 to 12/31/2017	$13.03177	$14.13600	0
01/01/2018 to 12/31/2018	$14.13600	$14.25669	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily (2.10%) OR TrueAccumulation HD 60 bps
(2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.95362	$8.46930	115,425
01/01/2010 to 12/31/2010	$8.46930	$9.28739	114,042
01/01/2011 to 12/31/2011	$9.28739	$8.85448	93,713
01/01/2012 to 12/31/2012	$8.85448	$9.76153	67,961
01/01/2013 to 12/31/2013	$9.76153	$10.51409	56,317
01/01/2014 to 12/31/2014	$10.51409	$10.69067	45,924
01/01/2015 to 12/31/2015	$10.69067	$10.13339	39,258
01/01/2016 to 12/31/2016	$10.13339	$10.55396	35,334
01/01/2017 to 12/31/2017	$10.55396	$11.63805	33,359
01/01/2018 to 12/31/2018	$11.63805	$10.46982	22,882
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.19518	$8.89332	17,693
01/01/2010 to 12/31/2010	$8.89332	$9.90406	17,295
01/01/2011 to 12/31/2011	$9.90406	$9.71130	18,144
01/01/2012 to 12/31/2012	$9.71130	$10.80914	18,301
01/01/2013 to 12/31/2013	$10.80914	$12.33936	19,203
01/01/2014 to 12/31/2014	$12.33936	$12.82336	18,217
01/01/2015 to 12/31/2015	$12.82336	$12.66002	17,040
01/01/2016 to 12/31/2016	$12.66002	$13.28104	16,516
01/01/2017 to 12/31/2017	$13.28104	$15.21015	9,707
01/01/2018 to 12/31/2018	$15.21015	$14.01833	5,477
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.60414	0
01/01/2014 to 12/31/2014	$11.60414	$12.86188	0
01/01/2015 to 12/31/2015	$12.86188	$12.81454	0
01/01/2016 to 12/31/2016	$12.81454	$13.89444	0
01/01/2017 to 12/31/2017	$13.89444	$16.62142	0
01/01/2018 to 12/31/2018	$16.62142	$14.95321	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.28022	$8.79140	22,771
01/01/2010 to 12/31/2010	$8.79140	$9.67070	18,526
01/01/2011 to 12/31/2011	$9.67070	$9.35665	15,178
01/01/2012 to 12/31/2012	$9.35665	$10.30688	10,695
01/01/2013 to 12/31/2013	$10.30688	$11.87618	11,384
01/01/2014 to 12/31/2014	$11.87618	$12.39014	11,151
01/01/2015 to 12/31/2015	$12.39014	$12.19270	10,906
01/01/2016 to 12/31/2016	$12.19270	$12.69421	10,026
01/01/2017 to 12/31/2017	$12.69421	$14.28669	11,547
01/01/2018 to 12/31/2018	$14.28669	$13.30047	6,201
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99829	$9.14127	0
01/01/2012 to 12/31/2012	$9.14127	$10.01764	0
01/01/2013 to 12/31/2013	$10.01764	$10.87613	0
01/01/2014 to 12/31/2014	$10.87613	$11.17355	0
01/01/2015 to 12/31/2015	$11.17355	$10.61501	0
01/01/2016 to 12/31/2016	$10.61501	$11.12054	0
01/01/2017 to 12/31/2017	$11.12054	$12.26580	0
01/01/2018 to 12/31/2018	$12.26580	$11.37771	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.22650	$11.04052	0
01/01/2010 to 12/31/2010	$11.04052	$11.23460	0
01/01/2011 to 12/31/2011	$11.23460	$11.25100	0
01/01/2012 to 12/31/2012	$11.25100	$11.53633	0
01/01/2013 to 12/31/2013	$11.53633	$11.05301	0
01/01/2014 to 12/31/2014	$11.05301	$10.81484	0
01/01/2015 to 12/31/2015	$10.81484	$10.64326	0
01/01/2016 to 12/31/2016	$10.64326	$10.59490	0
01/01/2017 to 12/31/2017	$10.59490	$10.55416	0
01/01/2018 to 12/31/2018	$10.55416	$10.41264	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.13421	$11.56573	0
01/01/2010 to 12/31/2010	$11.56573	$12.20183	0
01/01/2011 to 12/31/2011	$12.20183	$12.33072	0
01/01/2012 to 12/31/2012	$12.33072	$13.20209	0
01/01/2013 to 12/31/2013	$13.20209	$12.69259	0
01/01/2014 to 12/31/2014	$12.69259	$12.95717	0
01/01/2015 to 12/31/2015	$12.95717	$12.42273	0
01/01/2016 to 12/31/2016	$12.42273	$12.68178	0
01/01/2017 to 12/31/2017	$12.68178	$12.96297	0
01/01/2018 to 12/31/2018	$12.96297	$12.61081	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.14399	$11.17415	0
01/01/2010 to 12/31/2010	$11.17415	$12.16815	0
01/01/2011 to 12/31/2011	$12.16815	$13.53631	0
01/01/2012 to 12/31/2012	$13.53631	$14.01483	0
01/01/2013 to 12/31/2013	$14.01483	$13.29469	0
01/01/2014 to 12/31/2014	$13.29469	$13.36758	0
01/01/2015 to 12/31/2015	$13.36758	$13.19839	0
01/01/2016 to 12/31/2016	$13.19839	$13.13504	0
01/01/2017 to 12/31/2017	$13.13504	$12.95657	0
01/01/2018 to 12/31/2018	$12.95657	$12.78464	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.20118	$11.02963	0
01/01/2010 to 12/31/2010	$11.02963	$12.02983	0
01/01/2011 to 12/31/2011	$12.02983	$13.66444	0
01/01/2012 to 12/31/2012	$13.66444	$14.16672	0
01/01/2013 to 12/31/2013	$14.16672	$13.20453	0
01/01/2014 to 12/31/2014	$13.20453	$13.48397	0
01/01/2015 to 12/31/2015	$13.48397	$13.34765	0
01/01/2016 to 12/31/2016	$13.34765	$13.26240	0
01/01/2017 to 12/31/2017	$13.26240	$13.08856	0
01/01/2018 to 12/31/2018	$13.08856	$12.88990	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99886	$8.76565	0
01/01/2010 to 12/31/2010	$8.76565	$9.60193	0
01/01/2011 to 12/31/2011	$9.60193	$11.16082	0
01/01/2012 to 12/31/2012	$11.16082	$11.62136	0
01/01/2013 to 12/31/2013	$11.62136	$10.64034	0
01/01/2014 to 12/31/2014	$10.64034	$11.06302	0
01/01/2015 to 12/31/2015	$11.06302	$11.00063	0
01/01/2016 to 12/31/2016	$11.00063	$10.98528	0
01/01/2017 to 12/31/2017	$10.98528	$10.85466	0
01/01/2018 to 12/31/2018	$10.85466	$10.66075	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99772	$10.97921	0
01/01/2011 to 12/31/2011	$10.97921	$12.93643	0
01/01/2012 to 12/31/2012	$12.93643	$13.53038	0
01/01/2013 to 12/31/2013	$13.53038	$12.32396	0
01/01/2014 to 12/31/2014	$12.32396	$12.99724	0
01/01/2015 to 12/31/2015	$12.99724	$12.95653	0
01/01/2016 to 12/31/2016	$12.95653	$12.94827	0
01/01/2017 to 12/31/2017	$12.94827	$12.88266	0
01/01/2018 to 12/31/2018	$12.88266	$12.62442	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99829	$11.98897	0
01/01/2012 to 12/31/2012	$11.98897	$12.42825	0
01/01/2013 to 12/31/2013	$12.42825	$10.98591	0
01/01/2014 to 12/31/2014	$10.98591	$11.87523	0
01/01/2015 to 12/31/2015	$11.87523	$11.87442	0
01/01/2016 to 12/31/2016	$11.87442	$11.84271	0
01/01/2017 to 12/31/2017	$11.84271	$11.78137	0
01/01/2018 to 12/31/2018	$11.78137	$11.52045	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99773	$10.37142	0
01/01/2013 to 12/31/2013	$10.37142	$9.12172	0
01/01/2014 to 12/31/2014	$9.12172	$10.06126	0
01/01/2015 to 12/31/2015	$10.06126	$10.12085	0
01/01/2016 to 12/31/2016	$10.12085	$10.10218	0
01/01/2017 to 12/31/2017	$10.10218	$10.06234	0
01/01/2018 to 12/31/2018	$10.06234	$9.82802	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99886	$8.72635	0
01/01/2014 to 12/31/2014	$8.72635	$9.79366	0
01/01/2015 to 12/31/2015	$9.79366	$9.86441	0
01/01/2016 to 12/31/2016	$9.86441	$9.84579	0
01/01/2017 to 12/31/2017	$9.84579	$9.80576	0
01/01/2018 to 12/31/2018	$9.80576	$9.54082	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99886	$11.27306	0
01/01/2015 to 12/31/2015	$11.27306	$11.26158	0
01/01/2016 to 12/31/2016	$11.26158	$11.30268	0
01/01/2017 to 12/31/2017	$11.30268	$11.27305	0
01/01/2018 to 12/31/2018	$11.27305	$10.95845	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99886	$9.91159	0
01/01/2016 to 12/31/2016	$9.91159	$9.90940	0
01/01/2017 to 12/31/2017	$9.90940	$9.94078	0
01/01/2018 to 12/31/2018	$9.94078	$9.63365	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99773	$9.85342	0
01/01/2017 to 12/31/2017	$9.85342	$9.91003	0
01/01/2018 to 12/31/2018	$9.91003	$9.58263	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99772	$10.01007	0
01/01/2018 to 12/31/2018	$10.01007	$9.60128	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99772	$9.63621	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.62728	$8.13484	71,028
01/01/2010 to 12/31/2010	$8.13484	$9.03295	69,086
01/01/2011 to 12/31/2011	$9.03295	$8.63250	50,154
01/01/2012 to 12/31/2012	$8.63250	$9.61469	50,083
01/01/2013 to 12/31/2013	$9.61469	$11.55243	43,384
01/01/2014 to 12/31/2014	$11.55243	$12.10601	41,069
01/01/2015 to 12/31/2015	$12.10601	$11.91992	51,345
01/01/2016 to 12/31/2016	$11.91992	$12.47315	52,694
01/01/2017 to 12/31/2017	$12.47315	$14.40258	85,449
01/01/2018 to 12/31/2018	$14.40258	$13.22724	27,992
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99829	$11.62150	0
01/01/2014 to 12/31/2014	$11.62150	$12.93120	0
01/01/2015 to 12/31/2015	$12.93120	$12.21254	0
01/01/2016 to 12/31/2016	$12.21254	$13.74312	0
01/01/2017 to 12/31/2017	$13.74312	$15.93803	0
01/01/2018 to 12/31/2018	$15.93803	$14.86415	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.94805	$7.68548	0
01/01/2010 to 12/31/2010	$7.68548	$9.68694	0
01/01/2011 to 12/31/2011	$9.68694	$10.11308	0
01/01/2012 to 12/31/2012	$10.11308	$11.42458	0
01/01/2013 to 12/31/2013	$11.42458	$11.53984	0
01/01/2014 to 12/31/2014	$11.53984	$14.79618	0
01/01/2015 to 12/31/2015	$14.79618	$15.19343	0
01/01/2016 to 12/31/2016	$15.19343	$15.59786	0
01/01/2017 to 12/31/2017	$15.59786	$16.23161	0
01/01/2018 to 12/31/2018	$16.23161	$15.13964	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.67917	$8.10181	24,961
01/01/2010 to 12/31/2010	$8.10181	$9.07477	29,102
01/01/2011 to 12/31/2011	$9.07477	$8.75444	19,540
01/01/2012 to 12/31/2012	$8.75444	$9.48569	17,969
01/01/2013 to 12/31/2013	$9.48569	$10.66165	18,537
01/01/2014 to 12/31/2014	$10.66165	$10.77112	17,060
01/01/2015 to 12/31/2015	$10.77112	$10.65377	16,659
01/01/2016 to 12/31/2016	$10.65377	$10.87863	15,778
01/01/2017 to 12/31/2017	$10.87863	$12.41033	8,769
01/01/2018 to 12/31/2018	$12.41033	$11.21202	7,502
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10192	$8.07398	0
01/01/2010 to 12/31/2010	$8.07398	$9.50503	0
01/01/2011 to 12/31/2011	$9.50503	$8.84041	0
01/01/2012 to 12/31/2012	$8.84041	$10.97887	0
01/01/2013 to 12/31/2013	$10.97887	$11.22018	0
01/01/2014 to 12/31/2014	$11.22018	$12.51919	0
01/01/2015 to 12/31/2015	$12.51919	$12.25036	0
01/01/2016 to 12/31/2016	$12.25036	$12.10602	0
01/01/2017 to 12/31/2017	$12.10602	$13.14808	0
01/01/2018 to 12/31/2018	$13.14808	$12.26932	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.91860	$6.90906	0
01/01/2010 to 12/31/2010	$6.90906	$7.63885	0
01/01/2011 to 12/31/2011	$7.63885	$7.06885	0
01/01/2012 to 12/31/2012	$7.06885	$8.28460	0
01/01/2013 to 12/31/2013	$8.28460	$10.83566	0
01/01/2014 to 12/31/2014	$10.83566	$12.00624	0
01/01/2015 to 12/31/2015	$12.00624	$11.21543	0
01/01/2016 to 12/31/2016	$11.21543	$12.25276	0
01/01/2017 to 12/31/2017	$12.25276	$13.17072	0
01/01/2018 to 12/31/2018	$13.17072	$11.79804	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.03549	$9.28613	0
01/01/2010 to 12/31/2010	$9.28613	$10.89803	0
01/01/2011 to 12/31/2011	$10.89803	$10.35607	0
01/01/2012 to 12/31/2012	$10.35607	$12.13188	0
01/01/2013 to 12/31/2013	$12.13188	$15.70700	0
01/01/2014 to 12/31/2014	$15.70700	$17.15674	0
01/01/2015 to 12/31/2015	$17.15674	$15.84797	0
01/01/2016 to 12/31/2016	$15.84797	$15.77753	0
01/01/2017 to 12/31/2017	$15.77753	$19.63992	0
01/01/2018 to 12/31/2018	$19.63992	$18.39672	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59467	$9.17757	0
01/01/2010 to 12/31/2010	$9.17757	$10.03106	0
01/01/2011 to 12/31/2011	$10.03106	$9.77494	0
01/01/2012 to 12/31/2012	$9.77494	$10.54299	0
01/01/2013 to 12/31/2013	$10.54299	$11.33999	0
01/01/2014 to 12/31/2014	$11.33999	$11.55529	0
01/01/2015 to 12/31/2015	$11.55529	$11.21435	0
01/01/2016 to 12/31/2016	$11.21435	$11.56112	14,878
01/01/2017 to 12/31/2017	$11.56112	$12.71451	0
01/01/2018 to 12/31/2018	$12.71451	$11.57237	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62511	$9.47295	0
01/01/2010 to 12/31/2010	$9.47295	$11.76127	0
01/01/2011 to 12/31/2011	$11.76127	$11.66936	0
01/01/2012 to 12/31/2012	$11.66936	$13.22184	0
01/01/2013 to 12/31/2013	$13.22184	$17.97574	0
01/01/2014 to 12/31/2014	$17.97574	$18.87276	0
01/01/2015 to 12/31/2015	$18.87276	$17.46833	0
01/01/2016 to 12/31/2016	$17.46833	$21.26907	0
01/01/2017 to 12/31/2017	$21.26907	$23.37120	0
01/01/2018 to 12/31/2018	$23.37120	$19.66812	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.15285	$9.96797	0
01/01/2010 to 12/31/2010	$9.96797	$9.76515	0
01/01/2011 to 12/31/2011	$9.76515	$9.56649	0
01/01/2012 to 12/31/2012	$9.56649	$9.36969	0
01/01/2013 to 12/31/2013	$9.36969	$9.17673	0
01/01/2014 to 12/31/2014	$9.17673	$8.98773	0
01/01/2015 to 12/31/2015	$8.98773	$8.80263	0
01/01/2016 to 12/31/2016	$8.80263	$8.62181	0
01/01/2017 to 12/31/2017	$8.62181	$8.47340	0
01/01/2018 to 12/31/2018	$8.47340	$8.40588	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.66190	$10.17204	0
01/01/2010 to 12/31/2010	$10.17204	$11.30746	0
01/01/2011 to 12/31/2011	$11.30746	$11.42636	0
01/01/2012 to 12/31/2012	$11.42636	$12.74332	0
01/01/2013 to 12/31/2013	$12.74332	$13.37698	0
01/01/2014 to 12/31/2014	$13.37698	$13.43660	0
01/01/2015 to 12/31/2015	$13.43660	$12.69089	0
01/01/2016 to 12/31/2016	$12.69089	$14.34377	0
01/01/2017 to 12/31/2017	$14.34377	$15.09875	0
01/01/2018 to 12/31/2018	$15.09875	$14.49233	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.46911	$6.39755	0
01/01/2010 to 12/31/2010	$6.39755	$7.09039	0
01/01/2011 to 12/31/2011	$7.09039	$6.65401	0
01/01/2012 to 12/31/2012	$6.65401	$7.61722	0
01/01/2013 to 12/31/2013	$7.61722	$10.43414	0
01/01/2014 to 12/31/2014	$10.43414	$11.62408	0
01/01/2015 to 12/31/2015	$11.62408	$10.49257	0
01/01/2016 to 12/31/2016	$10.49257	$12.32053	0
01/01/2017 to 12/31/2017	$12.32053	$14.38359	0
01/01/2018 to 12/31/2018	$14.38359	$12.09219	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.38671	$7.13750	0
01/01/2010 to 12/31/2010	$7.13750	$8.00407	0
01/01/2011 to 12/31/2011	$8.00407	$6.82619	0
01/01/2012 to 12/31/2012	$6.82619	$8.04695	0
01/01/2013 to 12/31/2013	$8.04695	$9.38308	0
01/01/2014 to 12/31/2014	$9.38308	$8.68205	0
01/01/2015 to 12/31/2015	$8.68205	$8.77097	0
01/01/2016 to 12/31/2016	$8.77097	$8.26614	0
01/01/2017 to 12/31/2017	$8.26614	$10.96457	0
01/01/2018 to 12/31/2018	$10.96457	$9.30602	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.73374	$7.32827	0
01/01/2010 to 12/31/2010	$7.32827	$7.97286	0
01/01/2011 to 12/31/2011	$7.97286	$6.82882	0
01/01/2012 to 12/31/2012	$6.82882	$7.80328	0
01/01/2013 to 12/31/2013	$7.80328	$9.13034	0
01/01/2014 to 12/31/2014	$9.13034	$8.34268	0
01/01/2015 to 12/31/2015	$8.34268	$8.23764	0
01/01/2016 to 12/31/2016	$8.23764	$8.11521	0
01/01/2017 to 12/31/2017	$8.11521	$9.76180	0
01/01/2018 to 12/31/2018	$9.76180	$8.01699	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.11975	$8.83271	2,988
01/01/2010 to 12/31/2010	$8.83271	$9.84615	2,988
01/01/2011 to 12/31/2011	$9.84615	$9.58872	2,988
01/01/2012 to 12/31/2012	$9.58872	$10.66654	0
01/01/2013 to 12/31/2013	$10.66654	$12.14775	0
01/01/2014 to 12/31/2014	$12.14775	$12.65476	0
01/01/2015 to 12/31/2015	$12.65476	$12.26421	0
01/01/2016 to 12/31/2016	$12.26421	$12.63879	0
01/01/2017 to 12/31/2017	$12.63879	$14.47817	0
01/01/2018 to 12/31/2018	$14.47817	$13.13312	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.92811	$7.88925	0
01/01/2010 to 12/31/2010	$7.88925	$8.28083	0
01/01/2011 to 12/31/2011	$8.28083	$7.36833	0
01/01/2012 to 12/31/2012	$7.36833	$8.79743	0
01/01/2013 to 12/31/2013	$8.79743	$9.93972	0
01/01/2014 to 12/31/2014	$9.93972	$9.11533	0
01/01/2015 to 12/31/2015	$9.11533	$8.67805	0
01/01/2016 to 12/31/2016	$8.67805	$8.66390	0
01/01/2017 to 12/31/2017	$8.66390	$11.00052	0
01/01/2018 to 12/31/2018	$11.00052	$8.89075	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.80791	$9.33096	50,079
01/01/2010 to 12/31/2010	$9.33096	$9.80767	43,322
01/01/2011 to 12/31/2011	$9.80767	$9.62837	32,274
01/01/2012 to 12/31/2012	$9.62837	$10.44060	22,695
01/01/2013 to 12/31/2013	$10.44060	$11.35367	18,309
01/01/2014 to 12/31/2014	$11.35367	$11.72572	15,026
01/01/2015 to 12/31/2015	$11.72572	$11.46320	8,457
01/01/2016 to 12/31/2016	$11.46320	$11.65846	7,977
01/01/2017 to 12/31/2017	$11.65846	$12.80552	6,424
01/01/2018 to 12/31/2018	$12.80552	$11.89746	2,889
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08368	$10.28497	0
01/01/2010 to 12/31/2010	$10.28497	$11.21312	0
01/01/2011 to 12/31/2011	$11.21312	$11.05524	0
01/01/2012 to 12/31/2012	$11.05524	$12.47160	0
01/01/2013 to 12/31/2013	$12.47160	$16.67249	0
01/01/2014 to 12/31/2014	$16.67249	$17.88097	0
01/01/2015 to 12/31/2015	$17.88097	$19.37501	0
01/01/2016 to 12/31/2016	$19.37501	$18.69886	0
01/01/2017 to 12/31/2017	$18.69886	$24.87700	0
01/01/2018 to 12/31/2018	$24.87700	$23.96928	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.96346	$7.57875	0
01/01/2010 to 12/31/2010	$7.57875	$8.88887	0
01/01/2011 to 12/31/2011	$8.88887	$8.62655	0
01/01/2012 to 12/31/2012	$8.62655	$9.48499	0
01/01/2013 to 12/31/2013	$9.48499	$12.69068	0
01/01/2014 to 12/31/2014	$12.69068	$13.74562	0
01/01/2015 to 12/31/2015	$13.74562	$14.81845	0
01/01/2016 to 12/31/2016	$14.81845	$15.32319	0
01/01/2017 to 12/31/2017	$15.32319	$19.95964	0
01/01/2018 to 12/31/2018	$19.95964	$19.02085	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.73316	$8.67215	0
01/01/2010 to 12/31/2010	$8.67215	$9.51681	0
01/01/2011 to 12/31/2011	$9.51681	$9.02910	0
01/01/2012 to 12/31/2012	$9.02910	$10.88365	0
01/01/2013 to 12/31/2013	$10.88365	$13.60535	0
01/01/2014 to 12/31/2014	$13.60535	$13.80885	0
01/01/2015 to 12/31/2015	$13.80885	$13.32627	0
01/01/2016 to 12/31/2016	$13.32627	$13.98068	0
01/01/2017 to 12/31/2017	$13.98068	$16.95803	0
01/01/2018 to 12/31/2018	$16.95803	$15.02037	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.70436	$8.16203	0
01/01/2010 to 12/31/2010	$8.16203	$9.01594	0
01/01/2011 to 12/31/2011	$9.01594	$8.77801	0
01/01/2012 to 12/31/2012	$8.77801	$10.06570	0
01/01/2013 to 12/31/2013	$10.06570	$13.47713	0
01/01/2014 to 12/31/2014	$13.47713	$14.34914	0
01/01/2015 to 12/31/2015	$14.34914	$15.06953	0
01/01/2016 to 12/31/2016	$15.06953	$15.04187	0
01/01/2017 to 12/31/2017	$15.04187	$19.25704	0
01/01/2018 to 12/31/2018	$19.25704	$19.26361	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99829	$10.18102	0
01/01/2013 to 12/31/2013	$10.18102	$13.41196	0
01/01/2014 to 12/31/2014	$13.41196	$14.47791	0
01/01/2015 to 12/31/2015	$14.47791	$14.07712	0
01/01/2016 to 12/31/2016	$14.07712	$15.64173	0
01/01/2017 to 12/31/2017	$15.64173	$17.97700	0
01/01/2018 to 12/31/2018	$17.97700	$15.81765	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.65978	$7.79620	0
01/01/2010 to 12/31/2010	$7.79620	$9.42520	0
01/01/2011 to 12/31/2011	$9.42520	$9.00202	0
01/01/2012 to 12/31/2012	$9.00202	$10.32637	0
01/01/2013 to 12/31/2013	$10.32637	$14.36229	0
01/01/2014 to 12/31/2014	$14.36229	$16.07102	0
01/01/2015 to 12/31/2015	$16.07102	$14.85275	0
01/01/2016 to 12/31/2016	$14.85275	$17.19948	0
01/01/2017 to 12/31/2017	$17.19948	$19.16905	0
01/01/2018 to 12/31/2018	$19.16905	$15.68513	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99829	$10.29452	0
01/01/2013 to 12/31/2013	$10.29452	$11.98954	0
01/01/2014 to 12/31/2014	$11.98954	$12.34610	0
01/01/2015 to 12/31/2015	$12.34610	$11.94161	14,082
01/01/2016 to 12/31/2016	$11.94161	$12.20172	13,999
01/01/2017 to 12/31/2017	$12.20172	$13.92214	13,401
01/01/2018 to 12/31/2018	$13.92214	$12.50562	12,864
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56341	$9.07313	0
01/01/2010 to 12/31/2010	$9.07313	$10.86534	0
01/01/2011 to 12/31/2011	$10.86534	$8.48454	0
01/01/2012 to 12/31/2012	$8.48454	$9.79937	0
01/01/2013 to 12/31/2013	$9.79937	$9.61883	0
01/01/2014 to 12/31/2014	$9.61883	$8.97947	0
01/01/2015 to 12/31/2015	$8.97947	$7.32336	0
01/01/2016 to 12/31/2016	$7.32336	$8.05955	0
01/01/2017 to 12/31/2017	$8.05955	$9.97629	0
01/01/2018 to 12/31/2018	$9.97629	$8.39731	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26107	$9.71216	119,615
01/01/2010 to 12/31/2010	$9.71216	$10.51778	106,124
01/01/2011 to 12/31/2011	$10.51778	$10.40414	124,574
01/01/2012 to 12/31/2012	$10.40414	$11.24649	148,449
01/01/2013 to 12/31/2013	$11.24649	$12.02946	144,283
01/01/2014 to 12/31/2014	$12.02946	$12.46213	117,713
01/01/2015 to 12/31/2015	$12.46213	$12.22296	29,162
01/01/2016 to 12/31/2016	$12.22296	$12.63316	27,157
01/01/2017 to 12/31/2017	$12.63316	$13.62717	38,010
01/01/2018 to 12/31/2018	$13.62717	$12.96597	20,395
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01821	$10.06338	0
01/01/2012 to 12/31/2012	$10.06338	$10.55651	0
01/01/2013 to 12/31/2013	$10.55651	$10.09987	0
01/01/2014 to 12/31/2014	$10.09987	$10.49132	0
01/01/2015 to 12/31/2015	$10.49132	$10.24763	0
01/01/2016 to 12/31/2016	$10.24763	$10.45947	0
01/01/2017 to 12/31/2017	$10.45947	$10.82553	0
01/01/2018 to 12/31/2018	$10.82553	$10.51518	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.12391	$7.55570	513,417
01/01/2010 to 12/31/2010	$7.55570	$8.80766	586,805
01/01/2011 to 12/31/2011	$8.80766	$8.09042	532,528
01/01/2012 to 12/31/2012	$8.09042	$8.94730	382,002
01/01/2013 to 12/31/2013	$8.94730	$10.25497	141,812
01/01/2014 to 12/31/2014	$10.25497	$10.96763	98,226
01/01/2015 to 12/31/2015	$10.96763	$10.67586	100,775
01/01/2016 to 12/31/2016	$10.67586	$11.51191	102,963
01/01/2017 to 12/31/2017	$11.51191	$13.09035	95,051
01/01/2018 to 12/31/2018	$13.09035	$11.84553	61,046
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.64367	0
01/01/2014 to 12/31/2014	$11.64367	$13.14203	0
01/01/2015 to 12/31/2015	$13.14203	$13.06981	0
01/01/2016 to 12/31/2016	$13.06981	$14.19082	0
01/01/2017 to 12/31/2017	$14.19082	$16.87550	0
01/01/2018 to 12/31/2018	$16.87550	$15.34413	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.84112	$6.96923	0
01/01/2010 to 12/31/2010	$6.96923	$7.85302	0
01/01/2011 to 12/31/2011	$7.85302	$7.95743	0
01/01/2012 to 12/31/2012	$7.95743	$9.25873	0
01/01/2013 to 12/31/2013	$9.25873	$12.00868	0
01/01/2014 to 12/31/2014	$12.00868	$13.78585	0
01/01/2015 to 12/31/2015	$13.78585	$13.91761	0
01/01/2016 to 12/31/2016	$13.91761	$15.65542	0
01/01/2017 to 12/31/2017	$15.65542	$18.74584	0
01/01/2018 to 12/31/2018	$18.74584	$16.84921	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99829	$8.87499	0
01/01/2012 to 12/31/2012	$8.87499	$9.83561	0
01/01/2013 to 12/31/2013	$9.83561	$11.79067	0
01/01/2014 to 12/31/2014	$11.79067	$12.29858	0
01/01/2015 to 12/31/2015	$12.29858	$12.06335	0
01/01/2016 to 12/31/2016	$12.06335	$12.56241	0
01/01/2017 to 12/31/2017	$12.56241	$14.54250	0
01/01/2018 to 12/31/2018	$14.54250	$13.31156	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.32617	$8.85339	995
01/01/2010 to 12/31/2010	$8.85339	$9.70450	994
01/01/2011 to 12/31/2011	$9.70450	$9.33232	993
01/01/2012 to 12/31/2012	$9.33232	$10.07966	992
01/01/2013 to 12/31/2013	$10.07966	$11.10003	967
01/01/2014 to 12/31/2014	$11.10003	$11.43017	912
01/01/2015 to 12/31/2015	$11.43017	$11.17611	858
01/01/2016 to 12/31/2016	$11.17611	$11.47345	803
01/01/2017 to 12/31/2017	$11.47345	$13.06188	753
01/01/2018 to 12/31/2018	$13.06188	$11.78045	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.58338	$7.25452	0
01/01/2010 to 12/31/2010	$7.25452	$9.41765	0
01/01/2011 to 12/31/2011	$9.41765	$8.01442	0
01/01/2012 to 12/31/2012	$8.01442	$9.42468	0
01/01/2013 to 12/31/2013	$9.42468	$12.99782	0
01/01/2014 to 12/31/2014	$12.99782	$13.35906	0
01/01/2015 to 12/31/2015	$13.35906	$13.25854	0
01/01/2016 to 12/31/2016	$13.25854	$13.98581	0
01/01/2017 to 12/31/2017	$13.98581	$17.49171	0
01/01/2018 to 12/31/2018	$17.49171	$15.27181	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.27311	$8.22706	0
01/01/2010 to 12/31/2010	$8.22706	$10.99213	0
01/01/2011 to 12/31/2011	$10.99213	$10.66062	0
01/01/2012 to 12/31/2012	$10.66062	$11.71193	0
01/01/2013 to 12/31/2013	$11.71193	$15.50542	0
01/01/2014 to 12/31/2014	$15.50542	$15.76593	0
01/01/2015 to 12/31/2015	$15.76593	$15.56241	0
01/01/2016 to 12/31/2016	$15.56241	$17.08338	0
01/01/2017 to 12/31/2017	$17.08338	$20.73419	0
01/01/2018 to 12/31/2018	$20.73419	$18.59830	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.49656	$8.08080	0
01/01/2010 to 12/31/2010	$8.08080	$9.97180	0
01/01/2011 to 12/31/2011	$9.97180	$9.18294	0
01/01/2012 to 12/31/2012	$9.18294	$10.62680	0
01/01/2013 to 12/31/2013	$10.62680	$14.30082	0
01/01/2014 to 12/31/2014	$14.30082	$14.74412	0
01/01/2015 to 12/31/2015	$14.74412	$13.81805	0
01/01/2016 to 12/31/2016	$13.81805	$17.48644	0
01/01/2017 to 12/31/2017	$17.48644	$18.38552	0
01/01/2018 to 12/31/2018	$18.38552	$14.93028	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.38762	$8.98204	96,723
01/01/2010 to 12/31/2010	$8.98204	$9.81180	131,256
01/01/2011 to 12/31/2011	$9.81180	$9.80066	106,195
01/01/2012 to 12/31/2012	$9.80066	$10.89396	117,980
01/01/2013 to 12/31/2013	$10.89396	$12.46564	137,681
01/01/2014 to 12/31/2014	$12.46564	$12.92679	87,019
01/01/2015 to 12/31/2015	$12.92679	$12.66583	93,507
01/01/2016 to 12/31/2016	$12.66583	$13.34129	77,033
01/01/2017 to 12/31/2017	$13.34129	$15.08060	80,360
01/01/2018 to 12/31/2018	$15.08060	$13.98163	56,107
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.85587	$8.79623	0
01/01/2010 to 12/31/2010	$8.79623	$9.97721	0
01/01/2011 to 12/31/2011	$9.97721	$9.60635	0
01/01/2012 to 12/31/2012	$9.60635	$11.06240	0
01/01/2013 to 12/31/2013	$11.06240	$15.60471	0
01/01/2014 to 12/31/2014	$15.60471	$16.55877	0
01/01/2015 to 12/31/2015	$16.55877	$17.77197	0
01/01/2016 to 12/31/2016	$17.77197	$17.87643	0
01/01/2017 to 12/31/2017	$17.87643	$24.14287	0
01/01/2018 to 12/31/2018	$24.14287	$24.55699	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.01589	$6.96779	0
01/01/2010 to 12/31/2010	$6.96779	$7.67346	0
01/01/2011 to 12/31/2011	$7.67346	$7.47865	0
01/01/2012 to 12/31/2012	$7.47865	$8.30593	0
01/01/2013 to 12/31/2013	$8.30593	$10.95192	0
01/01/2014 to 12/31/2014	$10.95192	$10.89340	0
01/01/2015 to 12/31/2015	$10.89340	$10.02208	0
01/01/2016 to 12/31/2016	$10.02208	$10.41773	0
01/01/2017 to 12/31/2017	$10.41773	$11.89272	0
01/01/2018 to 12/31/2018	$11.89272	$10.51549	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.69192	$8.32575	0
01/01/2010 to 12/31/2010	$8.32575	$9.82226	0
01/01/2011 to 12/31/2011	$9.82226	$8.18502	0
01/01/2012 to 12/31/2012	$8.18502	$8.30605	0
01/01/2013 to 12/31/2013	$8.30605	$9.38615	0
01/01/2014 to 12/31/2014	$9.38615	$8.42411	0
01/01/2015 to 12/31/2015	$8.42411	$6.66195	0
01/01/2016 to 12/31/2016	$6.66195	$8.13118	0
01/01/2017 to 12/31/2017	$8.13118	$8.78493	0
01/01/2018 to 12/31/2018	$8.78493	$7.17018	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.12189	$11.11442	0
01/01/2010 to 12/31/2010	$11.11442	$11.51070	0
01/01/2011 to 12/31/2011	$11.51070	$11.73895	0
01/01/2012 to 12/31/2012	$11.73895	$12.09753	0
01/01/2013 to 12/31/2013	$12.09753	$11.40364	0
01/01/2014 to 12/31/2014	$11.40364	$11.23092	0
01/01/2015 to 12/31/2015	$11.23092	$10.49161	0
01/01/2016 to 12/31/2016	$10.49161	$10.72375	0
01/01/2017 to 12/31/2017	$10.72375	$10.71786	0
01/01/2018 to 12/31/2018	$10.71786	$10.70574	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.89835	$8.02315	0
01/01/2010 to 12/31/2010	$8.02315	$9.71315	0
01/01/2011 to 12/31/2011	$9.71315	$9.18512	0
01/01/2012 to 12/31/2012	$9.18512	$10.65188	0
01/01/2013 to 12/31/2013	$10.65188	$13.81431	0
01/01/2014 to 12/31/2014	$13.81431	$15.55502	0
01/01/2015 to 12/31/2015	$15.55502	$14.22783	0
01/01/2016 to 12/31/2016	$14.22783	$15.88585	0
01/01/2017 to 12/31/2017	$15.88585	$18.44280	0
01/01/2018 to 12/31/2018	$18.44280	$15.07601	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.84082	$7.34699	0
01/01/2010 to 12/31/2010	$7.34699	$8.24888	0
01/01/2011 to 12/31/2011	$8.24888	$7.80005	0
01/01/2012 to 12/31/2012	$7.80005	$8.48005	0
01/01/2013 to 12/31/2013	$8.48005	$10.00833	0
01/01/2014 to 12/31/2014	$10.00833	$10.34174	0
01/01/2015 to 12/31/2015	$10.34174	$10.06461	0
01/01/2016 to 12/31/2016	$10.06461	$10.50092	0
01/01/2017 to 12/31/2017	$10.50092	$11.68326	0
01/01/2018 to 12/31/2018	$11.68326	$10.86951	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26012	$10.12411	0
01/01/2010 to 12/31/2010	$10.12411	$10.68882	0
01/01/2011 to 12/31/2011	$10.68882	$11.09977	0
01/01/2012 to 12/31/2012	$11.09977	$11.72442	0
01/01/2013 to 12/31/2013	$11.72442	$11.31142	0
01/01/2014 to 12/31/2014	$11.31142	$11.87582	0
01/01/2015 to 12/31/2015	$11.87582	$11.77512	0
01/01/2016 to 12/31/2016	$11.77512	$12.12707	0
01/01/2017 to 12/31/2017	$12.12707	$12.62720	0
01/01/2018 to 12/31/2018	$12.62720	$12.08576	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.64976	$9.10795	0
01/01/2010 to 12/31/2010	$9.10795	$10.46916	0
01/01/2011 to 12/31/2011	$10.46916	$10.96620	0
01/01/2012 to 12/31/2012	$10.96620	$11.90623	0
01/01/2013 to 12/31/2013	$11.90623	$14.97885	0
01/01/2014 to 12/31/2014	$14.97885	$16.17073	0
01/01/2015 to 12/31/2015	$16.17073	$16.49699	0
01/01/2016 to 12/31/2016	$16.49699	$16.73056	0
01/01/2017 to 12/31/2017	$16.73056	$18.85398	0
01/01/2018 to 12/31/2018	$18.85398	$15.73027	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.02236	$8.99625	0
01/01/2010 to 12/31/2010	$8.99625	$10.69559	0
01/01/2011 to 12/31/2011	$10.69559	$11.05178	0
01/01/2012 to 12/31/2012	$11.05178	$13.21570	0
01/01/2013 to 12/31/2013	$13.21570	$18.10413	0
01/01/2014 to 12/31/2014	$18.10413	$19.94062	0
01/01/2015 to 12/31/2015	$19.94062	$20.44572	0
01/01/2016 to 12/31/2016	$20.44572	$20.86382	0
01/01/2017 to 12/31/2017	$20.86382	$24.18876	0
01/01/2018 to 12/31/2018	$24.18876	$23.83345	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.25691	$5.92130	0
01/01/2010 to 12/31/2010	$5.92130	$6.43327	0
01/01/2011 to 12/31/2011	$6.43327	$5.42933	0
01/01/2012 to 12/31/2012	$5.42933	$6.63235	0
01/01/2013 to 12/31/2013	$6.63235	$8.57950	0
01/01/2014 to 12/31/2014	$8.57950	$9.48816	0
01/01/2015 to 12/31/2015	$9.48816	$9.15376	0
01/01/2016 to 12/31/2016	$9.15376	$10.33923	0
01/01/2017 to 12/31/2017	$10.33923	$11.96900	0
01/01/2018 to 12/31/2018	$11.96900	$10.49853	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.31248	$9.73326	0
01/01/2010 to 12/31/2010	$9.73326	$9.80396	0
01/01/2011 to 12/31/2011	$9.80396	$10.57341	0
01/01/2012 to 12/31/2012	$10.57341	$12.15749	0
01/01/2013 to 12/31/2013	$12.15749	$16.64117	0
01/01/2014 to 12/31/2014	$16.64117	$20.16101	0
01/01/2015 to 12/31/2015	$20.16101	$20.73753	0
01/01/2016 to 12/31/2016	$20.73753	$19.48811	0
01/01/2017 to 12/31/2017	$19.48811	$23.08061	0
01/01/2018 to 12/31/2018	$23.08061	$23.60508	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.07943	$7.38902	0
01/01/2010 to 12/31/2010	$7.38902	$8.95555	0
01/01/2011 to 12/31/2011	$8.95555	$8.61482	0
01/01/2012 to 12/31/2012	$8.61482	$9.77001	0
01/01/2013 to 12/31/2013	$9.77001	$13.22310	0
01/01/2014 to 12/31/2014	$13.22310	$13.67304	0
01/01/2015 to 12/31/2015	$13.67304	$12.93337	0
01/01/2016 to 12/31/2016	$12.93337	$14.89040	0
01/01/2017 to 12/31/2017	$14.89040	$17.85126	0
01/01/2018 to 12/31/2018	$17.85126	$15.24984	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.69733	$8.50977	0
01/01/2010 to 12/31/2010	$8.50977	$9.43334	0
01/01/2011 to 12/31/2011	$9.43334	$9.52858	0
01/01/2012 to 12/31/2012	$9.52858	$10.51880	0
01/01/2013 to 12/31/2013	$10.51880	$13.46142	0
01/01/2014 to 12/31/2014	$13.46142	$14.88851	0
01/01/2015 to 12/31/2015	$14.88851	$15.12969	0
01/01/2016 to 12/31/2016	$15.12969	$15.56194	0
01/01/2017 to 12/31/2017	$15.56194	$19.09737	0
01/01/2018 to 12/31/2018	$19.09737	$18.35402	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.25377	$7.31722	28,406
01/01/2010 to 12/31/2010	$7.31722	$8.09071	0
01/01/2011 to 12/31/2011	$8.09071	$7.82291	0
01/01/2012 to 12/31/2012	$7.82291	$8.84292	0
01/01/2013 to 12/31/2013	$8.84292	$11.24984	0
01/01/2014 to 12/31/2014	$11.24984	$12.17219	25,934
01/01/2015 to 12/31/2015	$12.17219	$11.35692	0
01/01/2016 to 12/31/2016	$11.35692	$12.84009	4,681
01/01/2017 to 12/31/2017	$12.84009	$14.26596	0
01/01/2018 to 12/31/2018	$14.26596	$12.48581	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.18197	$8.37467	0
01/01/2010 to 12/31/2010	$8.37467	$10.53324	0
01/01/2011 to 12/31/2011	$10.53324	$10.01806	0
01/01/2012 to 12/31/2012	$10.01806	$11.32039	0
01/01/2013 to 12/31/2013	$11.32039	$14.47179	0
01/01/2014 to 12/31/2014	$14.47179	$15.00875	0
01/01/2015 to 12/31/2015	$15.00875	$14.74129	0
01/01/2016 to 12/31/2016	$14.74129	$16.29741	0
01/01/2017 to 12/31/2017	$16.29741	$18.88483	0
01/01/2018 to 12/31/2018	$18.88483	$16.27845	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.44572	$8.26194	0
01/01/2010 to 12/31/2010	$8.26194	$9.74674	0
01/01/2011 to 12/31/2011	$9.74674	$9.17168	0
01/01/2012 to 12/31/2012	$9.17168	$10.47030	0
01/01/2013 to 12/31/2013	$10.47030	$13.55248	0
01/01/2014 to 12/31/2014	$13.55248	$14.62522	0
01/01/2015 to 12/31/2015	$14.62522	$13.14580	0
01/01/2016 to 12/31/2016	$13.14580	$16.00982	0
01/01/2017 to 12/31/2017	$16.00982	$17.34446	0
01/01/2018 to 12/31/2018	$17.34446	$14.72785	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.50233	$6.89226	0
01/01/2010 to 12/31/2010	$6.89226	$8.41715	0
01/01/2011 to 12/31/2011	$8.41715	$8.63574	0
01/01/2012 to 12/31/2012	$8.63574	$9.90989	0
01/01/2013 to 12/31/2013	$9.90989	$9.71472	0
01/01/2014 to 12/31/2014	$9.71472	$11.89499	0
01/01/2015 to 12/31/2015	$11.89499	$11.68775	0
01/01/2016 to 12/31/2016	$11.68775	$12.10305	0
01/01/2017 to 12/31/2017	$12.10305	$12.80866	0
01/01/2018 to 12/31/2018	$12.80866	$11.82875	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.79012	$8.39058	0
01/01/2010 to 12/31/2010	$8.39058	$10.33181	0
01/01/2011 to 12/31/2011	$10.33181	$10.24894	0
01/01/2012 to 12/31/2012	$10.24894	$11.29023	0
01/01/2013 to 12/31/2013	$11.29023	$15.52788	0
01/01/2014 to 12/31/2014	$15.52788	$15.53850	0
01/01/2015 to 12/31/2015	$15.53850	$15.39695	0
01/01/2016 to 12/31/2016	$15.39695	$18.13195	0
01/01/2017 to 12/31/2017	$18.13195	$20.06268	0
01/01/2018 to 12/31/2018	$20.06268	$18.51773	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.15854	$8.44145	0
01/01/2010 to 12/31/2010	$8.44145	$10.09504	0
01/01/2011 to 12/31/2011	$10.09504	$9.48178	0
01/01/2012 to 12/31/2012	$9.48178	$10.78638	0
01/01/2013 to 12/31/2013	$10.78638	$14.54443	0
01/01/2014 to 12/31/2014	$14.54443	$15.07305	0
01/01/2015 to 12/31/2015	$15.07305	$13.54044	0
01/01/2016 to 12/31/2016	$13.54044	$17.07870	0
01/01/2017 to 12/31/2017	$17.07870	$18.35236	0
01/01/2018 to 12/31/2018	$18.35236	$15.41724	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.24793	$7.61825	0
01/01/2010 to 12/31/2010	$7.61825	$8.63183	0
01/01/2011 to 12/31/2011	$8.63183	$8.61225	0
01/01/2012 to 12/31/2012	$8.61225	$9.82763	0
01/01/2013 to 12/31/2013	$9.82763	$10.78690	0
01/01/2014 to 12/31/2014	$10.78690	$10.62452	0
01/01/2015 to 12/31/2015	$10.62452	$10.56406	0
01/01/2016 to 12/31/2016	$10.56406	$12.58782	0
01/01/2017 to 12/31/2017	$12.58782	$12.06737	0
01/01/2018 to 12/31/2018	$12.06737	$10.03244	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.19471	$7.80298	0
01/01/2010 to 12/31/2010	$7.80298	$8.09711	0
01/01/2011 to 12/31/2011	$8.09711	$9.31931	0
01/01/2012 to 12/31/2012	$9.31931	$9.13981	0
01/01/2013 to 12/31/2013	$9.13981	$10.14329	0
01/01/2014 to 12/31/2014	$10.14329	$12.50607	0
01/01/2015 to 12/31/2015	$12.50607	$11.46423	0
01/01/2016 to 12/31/2016	$11.46423	$12.92168	0
01/01/2017 to 12/31/2017	$12.92168	$14.00279	0
01/01/2018 to 12/31/2018	$14.00279	$14.10837	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal TrueIncome Only (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.93900	$8.43907	103,608
01/01/2010 to 12/31/2010	$8.43907	$9.24057	101,061
01/01/2011 to 12/31/2011	$9.24057	$8.79690	97,977
01/01/2012 to 12/31/2012	$8.79690	$9.68389	94,375
01/01/2013 to 12/31/2013	$9.68389	$10.41517	92,720
01/01/2014 to 12/31/2014	$10.41517	$10.57455	89,680
01/01/2015 to 12/31/2015	$10.57455	$10.00862	87,176
01/01/2016 to 12/31/2016	$10.00862	$10.40872	85,208
01/01/2017 to 12/31/2017	$10.40872	$11.46107	85,194
01/01/2018 to 12/31/2018	$11.46107	$10.29528	75,701
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.18015	$8.86174	4,268
01/01/2010 to 12/31/2010	$8.86174	$9.85443	4,407
01/01/2011 to 12/31/2011	$9.85443	$9.64842	3,861
01/01/2012 to 12/31/2012	$9.64842	$10.72340	3,994
01/01/2013 to 12/31/2013	$10.72340	$12.22345	4,293
01/01/2014 to 12/31/2014	$12.22345	$12.68426	4,231
01/01/2015 to 12/31/2015	$12.68426	$12.50432	4,132
01/01/2016 to 12/31/2016	$12.50432	$13.09843	4,086
01/01/2017 to 12/31/2017	$13.09843	$14.97895	3,505
01/01/2018 to 12/31/2018	$14.97895	$13.78493	538
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.26485	$8.76001	5,968
01/01/2010 to 12/31/2010	$8.76001	$9.62204	5,653
01/01/2011 to 12/31/2011	$9.62204	$9.29593	5,360
01/01/2012 to 12/31/2012	$9.29593	$10.22495	0
01/01/2013 to 12/31/2013	$10.22495	$11.76438	0
01/01/2014 to 12/31/2014	$11.76438	$12.25547	0
01/01/2015 to 12/31/2015	$12.25547	$12.04247	0
01/01/2016 to 12/31/2016	$12.04247	$12.51938	0
01/01/2017 to 12/31/2017	$12.51938	$14.06938	0
01/01/2018 to 12/31/2018	$14.06938	$13.07873	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99817	$9.13225	0
01/01/2012 to 12/31/2012	$9.13225	$9.99312	0
01/01/2013 to 12/31/2013	$9.99312	$10.83368	0
01/01/2014 to 12/31/2014	$10.83368	$11.11363	0
01/01/2015 to 12/31/2015	$11.11363	$10.54264	0
01/01/2016 to 12/31/2016	$10.54264	$11.02852	0
01/01/2017 to 12/31/2017	$11.02852	$12.14644	0
01/01/2018 to 12/31/2018	$12.14644	$11.25038	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.20502	$11.00111	0
01/01/2010 to 12/31/2010	$11.00111	$11.17807	0
01/01/2011 to 12/31/2011	$11.17807	$11.17792	0
01/01/2012 to 12/31/2012	$11.17792	$11.44441	0
01/01/2013 to 12/31/2013	$11.44441	$10.94881	0
01/01/2014 to 12/31/2014	$10.94881	$10.69701	0
01/01/2015 to 12/31/2015	$10.69701	$10.51181	0
01/01/2016 to 12/31/2016	$10.51181	$10.44900	0
01/01/2017 to 12/31/2017	$10.44900	$10.39338	0
01/01/2018 to 12/31/2018	$10.39338	$10.23866	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.11299	$11.52465	0
01/01/2010 to 12/31/2010	$11.52465	$12.14060	0
01/01/2011 to 12/31/2011	$12.14060	$12.25092	0
01/01/2012 to 12/31/2012	$12.25092	$13.09743	0
01/01/2013 to 12/31/2013	$13.09743	$12.57340	0
01/01/2014 to 12/31/2014	$12.57340	$12.81660	0
01/01/2015 to 12/31/2015	$12.81660	$12.26985	0
01/01/2016 to 12/31/2016	$12.26985	$12.50747	0
01/01/2017 to 12/31/2017	$12.50747	$12.76616	0
01/01/2018 to 12/31/2018	$12.76616	$12.40090	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92260	$9.66602	0
01/01/2010 to 12/31/2010	$9.66602	$10.51037	0
01/01/2011 to 12/31/2011	$10.51037	$11.67502	0
01/01/2012 to 12/31/2012	$11.67502	$12.07002	0
01/01/2013 to 12/31/2013	$12.07002	$11.43296	0
01/01/2014 to 12/31/2014	$11.43296	$11.47866	0
01/01/2015 to 12/31/2015	$11.47866	$11.31669	0
01/01/2016 to 12/31/2016	$11.31669	$11.24598	0
01/01/2017 to 12/31/2017	$11.24598	$11.07724	0
01/01/2018 to 12/31/2018	$11.07724	$10.91395	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90537	$9.56692	0
01/01/2010 to 12/31/2010	$9.56692	$10.41909	0
01/01/2011 to 12/31/2011	$10.41909	$11.81750	0
01/01/2012 to 12/31/2012	$11.81750	$12.23378	0
01/01/2013 to 12/31/2013	$12.23378	$11.38619	0
01/01/2014 to 12/31/2014	$11.38619	$11.61012	0
01/01/2015 to 12/31/2015	$11.61012	$11.47583	0
01/01/2016 to 12/31/2016	$11.47583	$11.38576	0
01/01/2017 to 12/31/2017	$11.38576	$11.22014	0
01/01/2018 to 12/31/2018	$11.22014	$11.03375	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88409	$9.24215	0
01/01/2010 to 12/31/2010	$9.24215	$10.10897	0
01/01/2011 to 12/31/2011	$10.10897	$11.73297	0
01/01/2012 to 12/31/2012	$11.73297	$12.19909	0
01/01/2013 to 12/31/2013	$12.19909	$11.15288	0
01/01/2014 to 12/31/2014	$11.15288	$11.57887	0
01/01/2015 to 12/31/2015	$11.57887	$11.49663	0
01/01/2016 to 12/31/2016	$11.49663	$11.46375	0
01/01/2017 to 12/31/2017	$11.46375	$11.31107	0
01/01/2018 to 12/31/2018	$11.31107	$11.09261	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96313	0
01/01/2011 to 12/31/2011	$10.96313	$12.89858	0
01/01/2012 to 12/31/2012	$12.89858	$13.47101	0
01/01/2013 to 12/31/2013	$13.47101	$12.25190	0
01/01/2014 to 12/31/2014	$12.25190	$12.90229	0
01/01/2015 to 12/31/2015	$12.90229	$12.84296	0
01/01/2016 to 12/31/2016	$12.84296	$12.81595	0
01/01/2017 to 12/31/2017	$12.81595	$12.73226	0
01/01/2018 to 12/31/2018	$12.73226	$12.45854	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97123	0
01/01/2012 to 12/31/2012	$11.97123	$12.39162	0
01/01/2013 to 12/31/2013	$12.39162	$10.93752	0
01/01/2014 to 12/31/2014	$10.93752	$11.80557	0
01/01/2015 to 12/31/2015	$11.80557	$11.78745	0
01/01/2016 to 12/31/2016	$11.78745	$11.73884	0
01/01/2017 to 12/31/2017	$11.73884	$11.66093	0
01/01/2018 to 12/31/2018	$11.66093	$11.38584	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99756	$10.35614	0
01/01/2013 to 12/31/2013	$10.35614	$9.09485	0
01/01/2014 to 12/31/2014	$9.09485	$10.01687	0
01/01/2015 to 12/31/2015	$10.01687	$10.06136	0
01/01/2016 to 12/31/2016	$10.06136	$10.02820	0
01/01/2017 to 12/31/2017	$10.02820	$9.97400	0
01/01/2018 to 12/31/2018	$9.97400	$9.72740	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71352	0
01/01/2014 to 12/31/2014	$8.71352	$9.76502	0
01/01/2015 to 12/31/2015	$9.76502	$9.82104	0
01/01/2016 to 12/31/2016	$9.82104	$9.78823	0
01/01/2017 to 12/31/2017	$9.78823	$9.73417	0
01/01/2018 to 12/31/2018	$9.73417	$9.45728	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25653	0
01/01/2015 to 12/31/2015	$11.25653	$11.22846	0
01/01/2016 to 12/31/2016	$11.22846	$11.25301	0
01/01/2017 to 12/31/2017	$11.25301	$11.20689	0
01/01/2018 to 12/31/2018	$11.20689	$10.87802	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89695	0
01/01/2016 to 12/31/2016	$9.89695	$9.88034	0
01/01/2017 to 12/31/2017	$9.88034	$9.89708	0
01/01/2018 to 12/31/2018	$9.89708	$9.57720	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99756	$9.83893	0
01/01/2017 to 12/31/2017	$9.83893	$9.88094	0
01/01/2018 to 12/31/2018	$9.88094	$9.54041	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99756	$9.99539	0
01/01/2018 to 12/31/2018	$9.99539	$9.57305	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99756	$9.62202	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.61333	$8.10575	29,699
01/01/2010 to 12/31/2010	$8.10575	$8.98747	30,032
01/01/2011 to 12/31/2011	$8.98747	$8.57641	26,340
01/01/2012 to 12/31/2012	$8.57641	$9.53801	25,322
01/01/2013 to 12/31/2013	$9.53801	$11.44349	26,277
01/01/2014 to 12/31/2014	$11.44349	$11.97425	25,604
01/01/2015 to 12/31/2015	$11.97425	$11.77285	23,302
01/01/2016 to 12/31/2016	$11.77285	$12.30116	22,304
01/01/2017 to 12/31/2017	$12.30116	$14.18317	22,906
01/01/2018 to 12/31/2018	$14.18317	$13.00655	8,321
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60694	0
01/01/2014 to 12/31/2014	$11.60694	$12.89601	0
01/01/2015 to 12/31/2015	$12.89601	$12.16134	0
01/01/2016 to 12/31/2016	$12.16134	$13.66555	0
01/01/2017 to 12/31/2017	$13.66555	$15.82482	0
01/01/2018 to 12/31/2018	$15.82482	$14.73672	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.93547	$7.65792	0
01/01/2010 to 12/31/2010	$7.65792	$9.63797	0
01/01/2011 to 12/31/2011	$9.63797	$10.04709	0
01/01/2012 to 12/31/2012	$10.04709	$11.33335	0
01/01/2013 to 12/31/2013	$11.33335	$11.43079	0
01/01/2014 to 12/31/2014	$11.43079	$14.63476	0
01/01/2015 to 12/31/2015	$14.63476	$15.00554	0
01/01/2016 to 12/31/2016	$15.00554	$15.38232	0
01/01/2017 to 12/31/2017	$15.38232	$15.98380	0
01/01/2018 to 12/31/2018	$15.98380	$14.88649	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.66519	$8.07303	36,333
01/01/2010 to 12/31/2010	$8.07303	$9.02920	35,724
01/01/2011 to 12/31/2011	$9.02920	$8.69762	35,387
01/01/2012 to 12/31/2012	$8.69762	$9.41022	34,147
01/01/2013 to 12/31/2013	$9.41022	$10.56122	34,394
01/01/2014 to 12/31/2014	$10.56122	$10.65404	4,824
01/01/2015 to 12/31/2015	$10.65404	$10.52258	4,788
01/01/2016 to 12/31/2016	$10.52258	$10.72893	4,777
01/01/2017 to 12/31/2017	$10.72893	$12.22163	3,551
01/01/2018 to 12/31/2018	$12.22163	$11.02518	3,300
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09787	$8.05662	0
01/01/2010 to 12/31/2010	$8.05662	$9.47077	0
01/01/2011 to 12/31/2011	$9.47077	$8.79564	0
01/01/2012 to 12/31/2012	$8.79564	$10.90705	0
01/01/2013 to 12/31/2013	$10.90705	$11.13034	0
01/01/2014 to 12/31/2014	$11.13034	$12.40059	0
01/01/2015 to 12/31/2015	$12.40059	$12.11645	0
01/01/2016 to 12/31/2016	$12.11645	$11.95614	0
01/01/2017 to 12/31/2017	$11.95614	$12.96633	0
01/01/2018 to 12/31/2018	$12.96633	$12.08194	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.90611	$6.88429	0
01/01/2010 to 12/31/2010	$6.88429	$7.60027	0
01/01/2011 to 12/31/2011	$7.60027	$7.02277	0
01/01/2012 to 12/31/2012	$7.02277	$8.21850	0
01/01/2013 to 12/31/2013	$8.21850	$10.73345	0
01/01/2014 to 12/31/2014	$10.73345	$11.87536	0
01/01/2015 to 12/31/2015	$11.87536	$11.07696	0
01/01/2016 to 12/31/2016	$11.07696	$12.08379	0
01/01/2017 to 12/31/2017	$12.08379	$12.97012	0
01/01/2018 to 12/31/2018	$12.97012	$11.60121	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.02276	$9.25287	0
01/01/2010 to 12/31/2010	$9.25287	$10.84297	0
01/01/2011 to 12/31/2011	$10.84297	$10.28861	0
01/01/2012 to 12/31/2012	$10.28861	$12.03503	0
01/01/2013 to 12/31/2013	$12.03503	$15.55881	0
01/01/2014 to 12/31/2014	$15.55881	$16.97002	0
01/01/2015 to 12/31/2015	$16.97002	$15.65242	0
01/01/2016 to 12/31/2016	$15.65242	$15.55999	0
01/01/2017 to 12/31/2017	$15.55999	$19.34077	0
01/01/2018 to 12/31/2018	$19.34077	$18.08970	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58712	$9.15495	0
01/01/2010 to 12/31/2010	$9.15495	$9.99172	0
01/01/2011 to 12/31/2011	$9.99172	$9.72241	0
01/01/2012 to 12/31/2012	$9.72241	$10.47090	0
01/01/2013 to 12/31/2013	$10.47090	$11.24583	0
01/01/2014 to 12/31/2014	$11.24583	$11.44247	0
01/01/2015 to 12/31/2015	$11.44247	$11.08852	0
01/01/2016 to 12/31/2016	$11.08852	$11.41476	0
01/01/2017 to 12/31/2017	$11.41476	$12.53507	0
01/01/2018 to 12/31/2018	$12.53507	$11.39216	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.61996	$9.45270	0
01/01/2010 to 12/31/2010	$9.45270	$11.71899	0
01/01/2011 to 12/31/2011	$11.71899	$11.61038	0
01/01/2012 to 12/31/2012	$11.61038	$13.13563	0
01/01/2013 to 12/31/2013	$13.13563	$17.83218	0
01/01/2014 to 12/31/2014	$17.83218	$18.69447	0
01/01/2015 to 12/31/2015	$18.69447	$17.27799	0
01/01/2016 to 12/31/2016	$17.27799	$21.00648	0
01/01/2017 to 12/31/2017	$21.00648	$23.04893	0
01/01/2018 to 12/31/2018	$23.04893	$19.36816	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.13142	$9.93250	0
01/01/2010 to 12/31/2010	$9.93250	$9.71606	0
01/01/2011 to 12/31/2011	$9.71606	$9.50427	0
01/01/2012 to 12/31/2012	$9.50427	$9.29512	0
01/01/2013 to 12/31/2013	$9.29512	$9.09014	0
01/01/2014 to 12/31/2014	$9.09014	$8.88992	0
01/01/2015 to 12/31/2015	$8.88992	$8.69404	0
01/01/2016 to 12/31/2016	$8.69404	$8.50287	0
01/01/2017 to 12/31/2017	$8.50287	$8.34415	0
01/01/2018 to 12/31/2018	$8.34415	$8.26532	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.64586	$10.13591	0
01/01/2010 to 12/31/2010	$10.13591	$11.25074	0
01/01/2011 to 12/31/2011	$11.25074	$11.35230	0
01/01/2012 to 12/31/2012	$11.35230	$12.64204	0
01/01/2013 to 12/31/2013	$12.64204	$13.25122	0
01/01/2014 to 12/31/2014	$13.25122	$13.29064	0
01/01/2015 to 12/31/2015	$13.29064	$12.53457	0
01/01/2016 to 12/31/2016	$12.53457	$14.14643	0
01/01/2017 to 12/31/2017	$14.14643	$14.86919	0
01/01/2018 to 12/31/2018	$14.86919	$14.25092	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.45762	$6.37465	0
01/01/2010 to 12/31/2010	$6.37465	$7.05469	0
01/01/2011 to 12/31/2011	$7.05469	$6.61075	0
01/01/2012 to 12/31/2012	$6.61075	$7.55656	0
01/01/2013 to 12/31/2013	$7.55656	$10.33585	0
01/01/2014 to 12/31/2014	$10.33585	$11.49767	0
01/01/2015 to 12/31/2015	$11.49767	$10.36318	0
01/01/2016 to 12/31/2016	$10.36318	$12.15084	0
01/01/2017 to 12/31/2017	$12.15084	$14.16473	0
01/01/2018 to 12/31/2018	$14.16473	$11.89058	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.37533	$7.11204	0
01/01/2010 to 12/31/2010	$7.11204	$7.96369	0
01/01/2011 to 12/31/2011	$7.96369	$6.78190	0
01/01/2012 to 12/31/2012	$6.78190	$7.98291	0
01/01/2013 to 12/31/2013	$7.98291	$9.29481	0
01/01/2014 to 12/31/2014	$9.29481	$8.58780	0
01/01/2015 to 12/31/2015	$8.58780	$8.66291	0
01/01/2016 to 12/31/2016	$8.66291	$8.15230	0
01/01/2017 to 12/31/2017	$8.15230	$10.79776	0
01/01/2018 to 12/31/2018	$10.79776	$9.15081	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.72167	$7.30212	0
01/01/2010 to 12/31/2010	$7.30212	$7.93270	0
01/01/2011 to 12/31/2011	$7.93270	$6.78440	0
01/01/2012 to 12/31/2012	$6.78440	$7.74111	0
01/01/2013 to 12/31/2013	$7.74111	$9.04438	0
01/01/2014 to 12/31/2014	$9.04438	$8.25210	0
01/01/2015 to 12/31/2015	$8.25210	$8.13617	0
01/01/2016 to 12/31/2016	$8.13617	$8.00339	0
01/01/2017 to 12/31/2017	$8.00339	$9.61323	0
01/01/2018 to 12/31/2018	$9.61323	$7.88331	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.11280	$8.81105	0
01/01/2010 to 12/31/2010	$8.81105	$9.80753	0
01/01/2011 to 12/31/2011	$9.80753	$9.53709	0
01/01/2012 to 12/31/2012	$9.53709	$10.59352	0
01/01/2013 to 12/31/2013	$10.59352	$12.04688	0
01/01/2014 to 12/31/2014	$12.04688	$12.53123	0
01/01/2015 to 12/31/2015	$12.53123	$12.12672	0
01/01/2016 to 12/31/2016	$12.12672	$12.47886	0
01/01/2017 to 12/31/2017	$12.47886	$14.27394	0
01/01/2018 to 12/31/2018	$14.27394	$12.92864	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.91568	$7.86117	0
01/01/2010 to 12/31/2010	$7.86117	$8.23915	0
01/01/2011 to 12/31/2011	$8.23915	$7.32044	0
01/01/2012 to 12/31/2012	$7.32044	$8.72738	0
01/01/2013 to 12/31/2013	$8.72738	$9.84617	0
01/01/2014 to 12/31/2014	$9.84617	$9.01626	0
01/01/2015 to 12/31/2015	$9.01626	$8.57108	0
01/01/2016 to 12/31/2016	$8.57108	$8.54457	0
01/01/2017 to 12/31/2017	$8.54457	$10.83307	0
01/01/2018 to 12/31/2018	$10.83307	$8.74244	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.79152	$9.29772	29,382
01/01/2010 to 12/31/2010	$9.29772	$9.75836	29,316
01/01/2011 to 12/31/2011	$9.75836	$9.56595	22,336
01/01/2012 to 12/31/2012	$9.56595	$10.35760	25,063
01/01/2013 to 12/31/2013	$10.35760	$11.24695	30,640
01/01/2014 to 12/31/2014	$11.24695	$11.59835	33,438
01/01/2015 to 12/31/2015	$11.59835	$11.32200	27,964
01/01/2016 to 12/31/2016	$11.32200	$11.49810	27,294
01/01/2017 to 12/31/2017	$11.49810	$12.61078	36,005
01/01/2018 to 12/31/2018	$12.61078	$11.69923	545
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08356	$10.28296	0
01/01/2010 to 12/31/2010	$10.28296	$11.19445	0
01/01/2011 to 12/31/2011	$11.19445	$11.02056	0
01/01/2012 to 12/31/2012	$11.02056	$12.41412	0
01/01/2013 to 12/31/2013	$12.41412	$16.57128	0
01/01/2014 to 12/31/2014	$16.57128	$17.74632	0
01/01/2015 to 12/31/2015	$17.74632	$19.20094	0
01/01/2016 to 12/31/2016	$19.20094	$18.50384	0
01/01/2017 to 12/31/2017	$18.50384	$24.58149	0
01/01/2018 to 12/31/2018	$24.58149	$23.64944	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.95100	$7.55184	0
01/01/2010 to 12/31/2010	$7.55184	$8.84435	0
01/01/2011 to 12/31/2011	$8.84435	$8.57068	0
01/01/2012 to 12/31/2012	$8.57068	$9.40965	0
01/01/2013 to 12/31/2013	$9.40965	$12.57148	0
01/01/2014 to 12/31/2014	$12.57148	$13.59643	0
01/01/2015 to 12/31/2015	$13.59643	$14.63603	0
01/01/2016 to 12/31/2016	$14.63603	$15.11241	0
01/01/2017 to 12/31/2017	$15.11241	$19.65624	0
01/01/2018 to 12/31/2018	$19.65624	$18.70407	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.71901	$8.64125	0
01/01/2010 to 12/31/2010	$8.64125	$9.46896	0
01/01/2011 to 12/31/2011	$9.46896	$8.97047	0
01/01/2012 to 12/31/2012	$8.97047	$10.79709	0
01/01/2013 to 12/31/2013	$10.79709	$13.47721	0
01/01/2014 to 12/31/2014	$13.47721	$13.65870	0
01/01/2015 to 12/31/2015	$13.65870	$13.16202	0
01/01/2016 to 12/31/2016	$13.16202	$13.78809	0
01/01/2017 to 12/31/2017	$13.78809	$16.70004	0
01/01/2018 to 12/31/2018	$16.70004	$14.76991	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.69032	$8.13318	0
01/01/2010 to 12/31/2010	$8.13318	$8.97093	0
01/01/2011 to 12/31/2011	$8.97093	$8.72140	0
01/01/2012 to 12/31/2012	$8.72140	$9.98605	0
01/01/2013 to 12/31/2013	$9.98605	$13.35087	0
01/01/2014 to 12/31/2014	$13.35087	$14.19391	0
01/01/2015 to 12/31/2015	$14.19391	$14.88461	0
01/01/2016 to 12/31/2016	$14.88461	$14.83565	0
01/01/2017 to 12/31/2017	$14.83565	$18.96530	0
01/01/2018 to 12/31/2018	$18.96530	$18.94377	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99817	$10.17546	0
01/01/2013 to 12/31/2013	$10.17546	$13.38494	0
01/01/2014 to 12/31/2014	$13.38494	$14.42752	0
01/01/2015 to 12/31/2015	$14.42752	$14.00753	0
01/01/2016 to 12/31/2016	$14.00753	$15.54155	0
01/01/2017 to 12/31/2017	$15.54155	$17.83562	0
01/01/2018 to 12/31/2018	$17.83562	$15.67004	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.64787	$7.76834	0
01/01/2010 to 12/31/2010	$7.76834	$9.37771	0
01/01/2011 to 12/31/2011	$9.37771	$8.94345	0
01/01/2012 to 12/31/2012	$8.94345	$10.24423	0
01/01/2013 to 12/31/2013	$10.24423	$14.22720	0
01/01/2014 to 12/31/2014	$14.22720	$15.89644	0
01/01/2015 to 12/31/2015	$15.89644	$14.66977	0
01/01/2016 to 12/31/2016	$14.66977	$16.96280	0
01/01/2017 to 12/31/2017	$16.96280	$18.87758	0
01/01/2018 to 12/31/2018	$18.87758	$15.42388	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99817	$10.28427	0
01/01/2013 to 12/31/2013	$10.28427	$11.96007	0
01/01/2014 to 12/31/2014	$11.96007	$12.29764	0
01/01/2015 to 12/31/2015	$12.29764	$11.87722	0
01/01/2016 to 12/31/2016	$11.87722	$12.11804	0
01/01/2017 to 12/31/2017	$12.11804	$13.80638	0
01/01/2018 to 12/31/2018	$13.80638	$12.38329	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55968	$9.05371	0
01/01/2010 to 12/31/2010	$9.05371	$10.82608	0
01/01/2011 to 12/31/2011	$10.82608	$8.44144	0
01/01/2012 to 12/31/2012	$8.44144	$9.73520	0
01/01/2013 to 12/31/2013	$9.73520	$9.54191	0
01/01/2014 to 12/31/2014	$9.54191	$8.89465	0
01/01/2015 to 12/31/2015	$8.89465	$7.24355	0
01/01/2016 to 12/31/2016	$7.24355	$7.96008	0
01/01/2017 to 12/31/2017	$7.96008	$9.83867	0
01/01/2018 to 12/31/2018	$9.83867	$8.26924	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.24363	$9.67745	7,605
01/01/2010 to 12/31/2010	$9.67745	$10.46483	7,598
01/01/2011 to 12/31/2011	$10.46483	$10.33653	7,591
01/01/2012 to 12/31/2012	$10.33653	$11.15714	6,122
01/01/2013 to 12/31/2013	$11.15714	$11.91643	6,119
01/01/2014 to 12/31/2014	$11.91643	$12.32685	6,116
01/01/2015 to 12/31/2015	$12.32685	$12.07249	6,113
01/01/2016 to 12/31/2016	$12.07249	$12.45941	6,110
01/01/2017 to 12/31/2017	$12.45941	$13.42001	6,108
01/01/2018 to 12/31/2018	$13.42001	$12.74999	6,105
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06081	0
01/01/2012 to 12/31/2012	$10.06081	$10.53829	0
01/01/2013 to 12/31/2013	$10.53829	$10.06769	0
01/01/2014 to 12/31/2014	$10.06769	$10.44256	0
01/01/2015 to 12/31/2015	$10.44256	$10.18498	0
01/01/2016 to 12/31/2016	$10.18498	$10.38025	0
01/01/2017 to 12/31/2017	$10.38025	$10.72784	0
01/01/2018 to 12/31/2018	$10.72784	$10.40491	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.11107	$7.52883	7,929
01/01/2010 to 12/31/2010	$7.52883	$8.76348	4,225
01/01/2011 to 12/31/2011	$8.76348	$8.03805	4,222
01/01/2012 to 12/31/2012	$8.03805	$8.87626	4,220
01/01/2013 to 12/31/2013	$8.87626	$10.15860	4,217
01/01/2014 to 12/31/2014	$10.15860	$10.84847	4,215
01/01/2015 to 12/31/2015	$10.84847	$10.54442	12,723
01/01/2016 to 12/31/2016	$10.54442	$11.35358	12,568
01/01/2017 to 12/31/2017	$11.35358	$12.89148	14,733
01/01/2018 to 12/31/2018	$12.89148	$11.64830	4,209
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.82874	$6.94419	0
01/01/2010 to 12/31/2010	$6.94419	$7.81316	0
01/01/2011 to 12/31/2011	$7.81316	$7.90544	0
01/01/2012 to 12/31/2012	$7.90544	$9.18480	0
01/01/2013 to 12/31/2013	$9.18480	$11.89535	0
01/01/2014 to 12/31/2014	$11.89535	$13.63571	0
01/01/2015 to 12/31/2015	$13.63571	$13.74588	0
01/01/2016 to 12/31/2016	$13.74588	$15.43952	0
01/01/2017 to 12/31/2017	$15.43952	$18.46026	0
01/01/2018 to 12/31/2018	$18.46026	$16.56794	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86623	0
01/01/2012 to 12/31/2012	$8.86623	$9.81140	0
01/01/2013 to 12/31/2013	$9.81140	$11.74435	0
01/01/2014 to 12/31/2014	$11.74435	$12.23225	0
01/01/2015 to 12/31/2015	$12.23225	$11.98067	0
01/01/2016 to 12/31/2016	$11.98067	$12.45801	0
01/01/2017 to 12/31/2017	$12.45801	$14.40055	0
01/01/2018 to 12/31/2018	$14.40055	$13.16226	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.31892	$8.83168	0
01/01/2010 to 12/31/2010	$8.83168	$9.66656	0
01/01/2011 to 12/31/2011	$9.66656	$9.28221	0
01/01/2012 to 12/31/2012	$9.28221	$10.01073	0
01/01/2013 to 12/31/2013	$10.01073	$11.00797	0
01/01/2014 to 12/31/2014	$11.00797	$11.31869	0
01/01/2015 to 12/31/2015	$11.31869	$11.05089	0
01/01/2016 to 12/31/2016	$11.05089	$11.32835	0
01/01/2017 to 12/31/2017	$11.32835	$12.87775	0
01/01/2018 to 12/31/2018	$12.87775	$11.59717	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.57163	$7.22865	0
01/01/2010 to 12/31/2010	$7.22865	$9.37021	0
01/01/2011 to 12/31/2011	$9.37021	$7.96243	0
01/01/2012 to 12/31/2012	$7.96243	$9.34974	0
01/01/2013 to 12/31/2013	$9.34974	$12.87543	0
01/01/2014 to 12/31/2014	$12.87543	$13.21385	0
01/01/2015 to 12/31/2015	$13.21385	$13.09507	0
01/01/2016 to 12/31/2016	$13.09507	$13.79316	0
01/01/2017 to 12/31/2017	$13.79316	$17.22547	0
01/01/2018 to 12/31/2018	$17.22547	$15.01717	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.25989	$8.19774	0
01/01/2010 to 12/31/2010	$8.19774	$10.93692	0
01/01/2011 to 12/31/2011	$10.93692	$10.59155	0
01/01/2012 to 12/31/2012	$10.59155	$11.61894	0
01/01/2013 to 12/31/2013	$11.61894	$15.35977	0
01/01/2014 to 12/31/2014	$15.35977	$15.59493	0
01/01/2015 to 12/31/2015	$15.59493	$15.37105	0
01/01/2016 to 12/31/2016	$15.37105	$16.84866	0
01/01/2017 to 12/31/2017	$16.84866	$20.41935	0
01/01/2018 to 12/31/2018	$20.41935	$18.28874	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.48284	$8.05172	0
01/01/2010 to 12/31/2010	$8.05172	$9.92121	0
01/01/2011 to 12/31/2011	$9.92121	$9.12303	0
01/01/2012 to 12/31/2012	$9.12303	$10.54186	0
01/01/2013 to 12/31/2013	$10.54186	$14.16562	0
01/01/2014 to 12/31/2014	$14.16562	$14.58335	0
01/01/2015 to 12/31/2015	$14.58335	$13.64725	0
01/01/2016 to 12/31/2016	$13.64725	$17.24514	0
01/01/2017 to 12/31/2017	$17.24514	$18.10528	0
01/01/2018 to 12/31/2018	$18.10528	$14.68099	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.37218	$8.95004	21,617
01/01/2010 to 12/31/2010	$8.95004	$9.76253	24,155
01/01/2011 to 12/31/2011	$9.76253	$9.73710	21,612
01/01/2012 to 12/31/2012	$9.73710	$10.80731	8,819
01/01/2013 to 12/31/2013	$10.80731	$12.34832	8,316
01/01/2014 to 12/31/2014	$12.34832	$12.78626	6,803
01/01/2015 to 12/31/2015	$12.78626	$12.50981	6,353
01/01/2016 to 12/31/2016	$12.50981	$13.15775	5,900
01/01/2017 to 12/31/2017	$13.15775	$14.85123	5,488
01/01/2018 to 12/31/2018	$14.85123	$13.74864	5,098

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.84358	$8.76503	0
01/01/2010 to 12/31/2010	$8.76503	$9.92720	0
01/01/2011 to 12/31/2011	$9.92720	$9.54415	0
01/01/2012 to 12/31/2012	$9.54415	$10.97465	0
01/01/2013 to 12/31/2013	$10.97465	$15.45825	0
01/01/2014 to 12/31/2014	$15.45825	$16.37927	0
01/01/2015 to 12/31/2015	$16.37927	$17.55349	0
01/01/2016 to 12/31/2016	$17.55349	$17.63082	0
01/01/2017 to 12/31/2017	$17.63082	$23.77624	0
01/01/2018 to 12/31/2018	$23.77624	$24.14833	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.00324	$6.94298	0
01/01/2010 to 12/31/2010	$6.94298	$7.63496	0
01/01/2011 to 12/31/2011	$7.63496	$7.43019	0
01/01/2012 to 12/31/2012	$7.43019	$8.23998	0
01/01/2013 to 12/31/2013	$8.23998	$10.84901	0
01/01/2014 to 12/31/2014	$10.84901	$10.77526	0
01/01/2015 to 12/31/2015	$10.77526	$9.89874	0
01/01/2016 to 12/31/2016	$9.89874	$10.27443	0
01/01/2017 to 12/31/2017	$10.27443	$11.71202	0
01/01/2018 to 12/31/2018	$11.71202	$10.34037	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.67991	$8.29598	0
01/01/2010 to 12/31/2010	$8.29598	$9.77266	0
01/01/2011 to 12/31/2011	$9.77266	$8.13173	0
01/01/2012 to 12/31/2012	$8.13173	$8.23989	0
01/01/2013 to 12/31/2013	$8.23989	$9.29767	0
01/01/2014 to 12/31/2014	$9.29767	$8.33248	0
01/01/2015 to 12/31/2015	$8.33248	$6.57978	0
01/01/2016 to 12/31/2016	$6.57978	$8.01925	0
01/01/2017 to 12/31/2017	$8.01925	$8.65135	0
01/01/2018 to 12/31/2018	$8.65135	$7.05074	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.10058	$11.07476	0
01/01/2010 to 12/31/2010	$11.07476	$11.45282	0
01/01/2011 to 12/31/2011	$11.45282	$11.66279	0
01/01/2012 to 12/31/2012	$11.66279	$12.00139	0
01/01/2013 to 12/31/2013	$12.00139	$11.29641	0
01/01/2014 to 12/31/2014	$11.29641	$11.10902	0
01/01/2015 to 12/31/2015	$11.10902	$10.36239	0
01/01/2016 to 12/31/2016	$10.36239	$10.57621	0
01/01/2017 to 12/31/2017	$10.57621	$10.55484	0
01/01/2018 to 12/31/2018	$10.55484	$10.52722	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.88593	$7.99459	0
01/01/2010 to 12/31/2010	$7.99459	$9.66434	0
01/01/2011 to 12/31/2011	$9.66434	$9.12547	0
01/01/2012 to 12/31/2012	$9.12547	$10.56706	0
01/01/2013 to 12/31/2013	$10.56706	$13.68424	0
01/01/2014 to 12/31/2014	$13.68424	$15.38597	0
01/01/2015 to 12/31/2015	$15.38597	$14.05248	0
01/01/2016 to 12/31/2016	$14.05248	$15.66698	0
01/01/2017 to 12/31/2017	$15.66698	$18.16211	0
01/01/2018 to 12/31/2018	$18.16211	$14.82459	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.82845	$7.32065	0
01/01/2010 to 12/31/2010	$7.32065	$8.20731	0
01/01/2011 to 12/31/2011	$8.20731	$7.74927	0
01/01/2012 to 12/31/2012	$7.74927	$8.41241	0
01/01/2013 to 12/31/2013	$8.41241	$9.91390	0
01/01/2014 to 12/31/2014	$9.91390	$10.22917	0
01/01/2015 to 12/31/2015	$10.22917	$9.94043	0
01/01/2016 to 12/31/2016	$9.94043	$10.35622	0
01/01/2017 to 12/31/2017	$10.35622	$11.50541	0
01/01/2018 to 12/31/2018	$11.50541	$10.68824	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.24471	$10.09245	0
01/01/2010 to 12/31/2010	$10.09245	$10.63976	0
01/01/2011 to 12/31/2011	$10.63976	$11.03259	0
01/01/2012 to 12/31/2012	$11.03259	$11.63642	0
01/01/2013 to 12/31/2013	$11.63642	$11.21013	0
01/01/2014 to 12/31/2014	$11.21013	$11.75216	0
01/01/2015 to 12/31/2015	$11.75216	$11.63529	0
01/01/2016 to 12/31/2016	$11.63529	$11.96548	0
01/01/2017 to 12/31/2017	$11.96548	$12.44058	0
01/01/2018 to 12/31/2018	$12.44058	$11.88942	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.64220	$9.08572	0
01/01/2010 to 12/31/2010	$9.08572	$10.42831	0
01/01/2011 to 12/31/2011	$10.42831	$10.90732	0
01/01/2012 to 12/31/2012	$10.90732	$11.82476	0
01/01/2013 to 12/31/2013	$11.82476	$14.85447	0
01/01/2014 to 12/31/2014	$14.85447	$16.01280	0
01/01/2015 to 12/31/2015	$16.01280	$16.31188	0
01/01/2016 to 12/31/2016	$16.31188	$16.51861	0
01/01/2017 to 12/31/2017	$16.51861	$18.58782	0
01/01/2018 to 12/31/2018	$18.58782	$15.48520	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.01546	$8.97435	0
01/01/2010 to 12/31/2010	$8.97435	$10.65388	0
01/01/2011 to 12/31/2011	$10.65388	$10.99247	0
01/01/2012 to 12/31/2012	$10.99247	$13.12550	0
01/01/2013 to 12/31/2013	$13.12550	$17.95421	0
01/01/2014 to 12/31/2014	$17.95421	$19.74650	0
01/01/2015 to 12/31/2015	$19.74650	$20.21688	0
01/01/2016 to 12/31/2016	$20.21688	$20.60014	0
01/01/2017 to 12/31/2017	$20.60014	$23.84811	0
01/01/2018 to 12/31/2018	$23.84811	$23.46317	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.25169	$5.90678	0
01/01/2010 to 12/31/2010	$5.90678	$6.40803	0
01/01/2011 to 12/31/2011	$6.40803	$5.40014	0
01/01/2012 to 12/31/2012	$5.40014	$6.58689	0
01/01/2013 to 12/31/2013	$6.58689	$8.50805	0
01/01/2014 to 12/31/2014	$8.50805	$9.39526	0
01/01/2015 to 12/31/2015	$9.39526	$9.05085	0
01/01/2016 to 12/31/2016	$9.05085	$10.20797	0
01/01/2017 to 12/31/2017	$10.20797	$11.79966	0
01/01/2018 to 12/31/2018	$11.79966	$10.33473	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.30432	$9.70953	0
01/01/2010 to 12/31/2010	$9.70953	$9.76564	0
01/01/2011 to 12/31/2011	$9.76564	$10.51660	0
01/01/2012 to 12/31/2012	$10.51660	$12.07444	0
01/01/2013 to 12/31/2013	$12.07444	$16.50325	0
01/01/2014 to 12/31/2014	$16.50325	$19.96464	0
01/01/2015 to 12/31/2015	$19.96464	$20.50553	0
01/01/2016 to 12/31/2016	$20.50553	$19.24189	0
01/01/2017 to 12/31/2017	$19.24189	$22.75565	0
01/01/2018 to 12/31/2018	$22.75565	$23.23836	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.07342	$7.37093	0
01/01/2010 to 12/31/2010	$7.37093	$8.92062	0
01/01/2011 to 12/31/2011	$8.92062	$8.56861	0
01/01/2012 to 12/31/2012	$8.56861	$9.70328	0
01/01/2013 to 12/31/2013	$9.70328	$13.11344	0
01/01/2014 to 12/31/2014	$13.11344	$13.53970	0
01/01/2015 to 12/31/2015	$13.53970	$12.78836	0
01/01/2016 to 12/31/2016	$12.78836	$14.70188	0
01/01/2017 to 12/31/2017	$14.70188	$17.59940	0
01/01/2018 to 12/31/2018	$17.59940	$15.01246	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.69071	$8.48889	0
01/01/2010 to 12/31/2010	$8.48889	$9.39644	0
01/01/2011 to 12/31/2011	$9.39644	$9.47723	0
01/01/2012 to 12/31/2012	$9.47723	$10.44671	0
01/01/2013 to 12/31/2013	$10.44671	$13.34952	0
01/01/2014 to 12/31/2014	$13.34952	$14.74314	0
01/01/2015 to 12/31/2015	$14.74314	$14.95998	0
01/01/2016 to 12/31/2016	$14.95998	$15.36491	0
01/01/2017 to 12/31/2017	$15.36491	$18.82807	0
01/01/2018 to 12/31/2018	$18.82807	$18.06834	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.24761	$7.29922	0
01/01/2010 to 12/31/2010	$7.29922	$8.05893	0
01/01/2011 to 12/31/2011	$8.05893	$7.78081	0
01/01/2012 to 12/31/2012	$7.78081	$8.78243	0
01/01/2013 to 12/31/2013	$8.78243	$11.15637	0
01/01/2014 to 12/31/2014	$11.15637	$12.05333	0
01/01/2015 to 12/31/2015	$12.05333	$11.22949	0
01/01/2016 to 12/31/2016	$11.22949	$12.67751	0
01/01/2017 to 12/31/2017	$12.67751	$14.06465	0
01/01/2018 to 12/31/2018	$14.06465	$12.29141	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.17591	$8.35410	0
01/01/2010 to 12/31/2010	$8.35410	$10.49190	0
01/01/2011 to 12/31/2011	$10.49190	$9.96413	0
01/01/2012 to 12/31/2012	$9.96413	$11.24291	0
01/01/2013 to 12/31/2013	$11.24291	$14.35157	0
01/01/2014 to 12/31/2014	$14.35157	$14.86214	0
01/01/2015 to 12/31/2015	$14.86214	$14.57587	0
01/01/2016 to 12/31/2016	$14.57587	$16.09100	0
01/01/2017 to 12/31/2017	$16.09100	$18.61833	0
01/01/2018 to 12/31/2018	$18.61833	$16.02494	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.43927	$8.24163	0
01/01/2010 to 12/31/2010	$8.24163	$9.70854	0
01/01/2011 to 12/31/2011	$9.70854	$9.12226	0
01/01/2012 to 12/31/2012	$9.12226	$10.39857	0
01/01/2013 to 12/31/2013	$10.39857	$13.43982	0
01/01/2014 to 12/31/2014	$13.43982	$14.48234	0
01/01/2015 to 12/31/2015	$14.48234	$12.99829	0
01/01/2016 to 12/31/2016	$12.99829	$15.80690	0
01/01/2017 to 12/31/2017	$15.80690	$17.09947	0
01/01/2018 to 12/31/2018	$17.09947	$14.49838	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.49681	$6.87529	0
01/01/2010 to 12/31/2010	$6.87529	$8.38415	0
01/01/2011 to 12/31/2011	$8.38415	$8.58921	0
01/01/2012 to 12/31/2012	$8.58921	$9.84196	0
01/01/2013 to 12/31/2013	$9.84196	$9.63390	0
01/01/2014 to 12/31/2014	$9.63390	$11.77875	0
01/01/2015 to 12/31/2015	$11.77875	$11.55651	0
01/01/2016 to 12/31/2016	$11.55651	$11.94950	0
01/01/2017 to 12/31/2017	$11.94950	$12.62760	0
01/01/2018 to 12/31/2018	$12.62760	$11.64420	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.78353	$8.37013	0
01/01/2010 to 12/31/2010	$8.37013	$10.29153	0
01/01/2011 to 12/31/2011	$10.29153	$10.19397	0
01/01/2012 to 12/31/2012	$10.19397	$11.21325	0
01/01/2013 to 12/31/2013	$11.21325	$15.39945	0
01/01/2014 to 12/31/2014	$15.39945	$15.38732	0
01/01/2015 to 12/31/2015	$15.38732	$15.22469	0
01/01/2016 to 12/31/2016	$15.22469	$17.90295	0
01/01/2017 to 12/31/2017	$17.90295	$19.78019	0
01/01/2018 to 12/31/2018	$19.78019	$18.22998	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.15154	$8.42077	0
01/01/2010 to 12/31/2010	$8.42077	$10.05549	0
01/01/2011 to 12/31/2011	$10.05549	$9.43076	0
01/01/2012 to 12/31/2012	$9.43076	$10.71264	0
01/01/2013 to 12/31/2013	$10.71264	$14.42376	0
01/01/2014 to 12/31/2014	$14.42376	$14.92602	0
01/01/2015 to 12/31/2015	$14.92602	$13.38871	0
01/01/2016 to 12/31/2016	$13.38871	$16.86257	0
01/01/2017 to 12/31/2017	$16.86257	$18.09365	0
01/01/2018 to 12/31/2018	$18.09365	$15.17745	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.24081	$7.59949	0
01/01/2010 to 12/31/2010	$7.59949	$8.59803	0
01/01/2011 to 12/31/2011	$8.59803	$8.56603	0
01/01/2012 to 12/31/2012	$8.56603	$9.76052	0
01/01/2013 to 12/31/2013	$9.76052	$10.69746	0
01/01/2014 to 12/31/2014	$10.69746	$10.52087	0
01/01/2015 to 12/31/2015	$10.52087	$10.44560	0
01/01/2016 to 12/31/2016	$10.44560	$12.42853	0
01/01/2017 to 12/31/2017	$12.42853	$11.89717	0
01/01/2018 to 12/31/2018	$11.89717	$9.87624	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.18764	$7.78380	0
01/01/2010 to 12/31/2010	$7.78380	$8.06522	0
01/01/2011 to 12/31/2011	$8.06522	$9.26899	0
01/01/2012 to 12/31/2012	$9.26899	$9.07704	0
01/01/2013 to 12/31/2013	$9.07704	$10.05881	0
01/01/2014 to 12/31/2014	$10.05881	$12.38351	0
01/01/2015 to 12/31/2015	$12.38351	$11.33528	0
01/01/2016 to 12/31/2016	$11.33528	$12.75756	0
01/01/2017 to 12/31/2017	$12.75756	$13.80470	0
01/01/2018 to 12/31/2018	$13.80470	$13.88821	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$6.92544	$8.42904	0
01/01/2010 to 12/31/2010	$8.42904	$9.22519	0
01/01/2011 to 12/31/2011	$9.22519	$8.77804	0
01/01/2012 to 12/31/2012	$8.77804	$9.65834	0
01/01/2013 to 12/31/2013	$9.65834	$10.38254	0
01/01/2014 to 12/31/2014	$10.38254	$10.53630	0
01/01/2015 to 12/31/2015	$10.53630	$9.96748	0
01/01/2016 to 12/31/2016	$9.96748	$10.36091	0
01/01/2017 to 12/31/2017	$10.36091	$11.40291	0
01/01/2018 to 12/31/2018	$11.40291	$10.23796	10
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.16563	$8.85106	1,878
01/01/2010 to 12/31/2010	$8.85106	$9.83777	1,876
01/01/2011 to 12/31/2011	$9.83777	$9.62752	1,874
01/01/2012 to 12/31/2012	$9.62752	$10.69495	1,872
01/01/2013 to 12/31/2013	$10.69495	$12.18503	1,871
01/01/2014 to 12/31/2014	$12.18503	$12.63822	1,869
01/01/2015 to 12/31/2015	$12.63822	$12.45287	1,868
01/01/2016 to 12/31/2016	$12.45287	$13.03826	1,866
01/01/2017 to 12/31/2017	$13.03826	$14.90290	1,865
01/01/2018 to 12/31/2018	$14.90290	$13.70808	1,864
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58875	0
01/01/2014 to 12/31/2014	$11.58875	$12.81958	0
01/01/2015 to 12/31/2015	$12.81958	$12.74728	0
01/01/2016 to 12/31/2016	$12.74728	$13.79461	0
01/01/2017 to 12/31/2017	$13.79461	$16.46979	0
01/01/2018 to 12/31/2018	$16.46979	$14.78761	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.29268	$8.74980	0
01/01/2010 to 12/31/2010	$8.74980	$9.60608	0
01/01/2011 to 12/31/2011	$9.60608	$9.27594	0
01/01/2012 to 12/31/2012	$9.27594	$10.19793	27,416
01/01/2013 to 12/31/2013	$10.19793	$11.72754	25,581
01/01/2014 to 12/31/2014	$11.72754	$12.21115	23,910
01/01/2015 to 12/31/2015	$12.21115	$11.99298	22,283
01/01/2016 to 12/31/2016	$11.99298	$12.46195	20,635
01/01/2017 to 12/31/2017	$12.46195	$13.99801	19,125
01/01/2018 to 12/31/2018	$13.99801	$13.00603	17,704
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$9.98478	0
01/01/2013 to 12/31/2013	$9.98478	$10.81918	0
01/01/2014 to 12/31/2014	$10.81918	$11.09326	0
01/01/2015 to 12/31/2015	$11.09326	$10.51796	0
01/01/2016 to 12/31/2016	$10.51796	$10.99734	0
01/01/2017 to 12/31/2017	$10.99734	$12.10611	0
01/01/2018 to 12/31/2018	$12.10611	$11.20739	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.48472	$10.98807	0
01/01/2010 to 12/31/2010	$10.98807	$11.15954	0
01/01/2011 to 12/31/2011	$11.15954	$11.15386	0
01/01/2012 to 12/31/2012	$11.15386	$11.41412	0
01/01/2013 to 12/31/2013	$11.41412	$10.91456	0
01/01/2014 to 12/31/2014	$10.91456	$10.65851	0
01/01/2015 to 12/31/2015	$10.65851	$10.46878	0
01/01/2016 to 12/31/2016	$10.46878	$10.40125	0
01/01/2017 to 12/31/2017	$10.40125	$10.34094	0
01/01/2018 to 12/31/2018	$10.34094	$10.18208	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.41118	$11.51084	0
01/01/2010 to 12/31/2010	$11.51084	$12.12007	0
01/01/2011 to 12/31/2011	$12.12007	$12.22416	0
01/01/2012 to 12/31/2012	$12.22416	$13.06239	0
01/01/2013 to 12/31/2013	$13.06239	$12.53376	0
01/01/2014 to 12/31/2014	$12.53376	$12.76995	0
01/01/2015 to 12/31/2015	$12.76995	$12.21923	0
01/01/2016 to 12/31/2016	$12.21923	$12.44973	0
01/01/2017 to 12/31/2017	$12.44973	$12.70101	0
01/01/2018 to 12/31/2018	$12.70101	$12.33159	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$6.61065	$8.09615	36,365
01/01/2010 to 12/31/2010	$8.09615	$8.97247	33,933
01/01/2011 to 12/31/2011	$8.97247	$8.55797	31,699
01/01/2012 to 12/31/2012	$8.55797	$9.51289	0
01/01/2013 to 12/31/2013	$9.51289	$11.40773	0
01/01/2014 to 12/31/2014	$11.40773	$11.93096	0
01/01/2015 to 12/31/2015	$11.93096	$11.72459	0
01/01/2016 to 12/31/2016	$11.72459	$12.24471	0
01/01/2017 to 12/31/2017	$12.24471	$14.11116	0
01/01/2018 to 12/31/2018	$14.11116	$12.93416	47
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60209	0
01/01/2014 to 12/31/2014	$11.60209	$12.88429	0
01/01/2015 to 12/31/2015	$12.88429	$12.14440	0
01/01/2016 to 12/31/2016	$12.14440	$13.63973	0
01/01/2017 to 12/31/2017	$13.63973	$15.78719	0
01/01/2018 to 12/31/2018	$15.78719	$14.69452	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$5.07417	$7.64885	0
01/01/2010 to 12/31/2010	$7.64885	$9.62208	0
01/01/2011 to 12/31/2011	$9.62208	$10.02565	0
01/01/2012 to 12/31/2012	$10.02565	$11.30356	0
01/01/2013 to 12/31/2013	$11.30356	$11.39532	0
01/01/2014 to 12/31/2014	$11.39532	$14.58235	0
01/01/2015 to 12/31/2015	$14.58235	$14.94448	0
01/01/2016 to 12/31/2016	$14.94448	$15.31233	0
01/01/2017 to 12/31/2017	$15.31233	$15.90334	0
01/01/2018 to 12/31/2018	$15.90334	$14.80428	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$6.57416	$8.06343	3,269
01/01/2010 to 12/31/2010	$8.06343	$9.01404	3,002
01/01/2011 to 12/31/2011	$9.01404	$8.67886	2,763
01/01/2012 to 12/31/2012	$8.67886	$9.38536	2,525
01/01/2013 to 12/31/2013	$9.38536	$10.52821	2,300
01/01/2014 to 12/31/2014	$10.52821	$10.61549	2,091
01/01/2015 to 12/31/2015	$10.61549	$10.47933	1,888
01/01/2016 to 12/31/2016	$10.47933	$10.67965	1,675
01/01/2017 to 12/31/2017	$10.67965	$12.15954	1,484
01/01/2018 to 12/31/2018	$12.15954	$10.96374	1,316
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.70316	$8.05078	0
01/01/2010 to 12/31/2010	$8.05078	$9.45927	0
01/01/2011 to 12/31/2011	$9.45927	$8.78060	0
01/01/2012 to 12/31/2012	$8.78060	$10.88313	0
01/01/2013 to 12/31/2013	$10.88313	$11.10056	0
01/01/2014 to 12/31/2014	$11.10056	$12.36143	0
01/01/2015 to 12/31/2015	$12.36143	$12.07227	0
01/01/2016 to 12/31/2016	$12.07227	$11.90670	0
01/01/2017 to 12/31/2017	$11.90670	$12.90640	0
01/01/2018 to 12/31/2018	$12.90640	$12.02006	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.71144	$6.87620	0
01/01/2010 to 12/31/2010	$6.87620	$7.58756	0
01/01/2011 to 12/31/2011	$7.58756	$7.00767	0
01/01/2012 to 12/31/2012	$7.00767	$8.19683	0
01/01/2013 to 12/31/2013	$8.19683	$10.69988	0
01/01/2014 to 12/31/2014	$10.69988	$11.83248	0
01/01/2015 to 12/31/2015	$11.83248	$11.03141	0
01/01/2016 to 12/31/2016	$11.03141	$12.02814	0
01/01/2017 to 12/31/2017	$12.02814	$12.90399	0
01/01/2018 to 12/31/2018	$12.90399	$11.53638	0
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.90312	$9.24189	0
01/01/2010 to 12/31/2010	$9.24189	$10.82478	0
01/01/2011 to 12/31/2011	$10.82478	$10.26633	0
01/01/2012 to 12/31/2012	$10.26633	$12.00309	0
01/01/2013 to 12/31/2013	$12.00309	$15.50989	0
01/01/2014 to 12/31/2014	$15.50989	$16.90829	0
01/01/2015 to 12/31/2015	$16.90829	$15.58786	0
01/01/2016 to 12/31/2016	$15.58786	$15.48831	0
01/01/2017 to 12/31/2017	$15.48831	$19.24247	0
01/01/2018 to 12/31/2018	$19.24247	$17.98895	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.74199	$9.14747	0
01/01/2010 to 12/31/2010	$9.14747	$9.97866	0
01/01/2011 to 12/31/2011	$9.97866	$9.70492	0
01/01/2012 to 12/31/2012	$9.70492	$10.44704	0
01/01/2013 to 12/31/2013	$10.44704	$11.21477	0
01/01/2014 to 12/31/2014	$11.21477	$11.40532	0
01/01/2015 to 12/31/2015	$11.40532	$11.04711	0
01/01/2016 to 12/31/2016	$11.04711	$11.36652	0
01/01/2017 to 12/31/2017	$11.36652	$12.47615	0
01/01/2018 to 12/31/2018	$12.47615	$11.33300	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.37788	$9.44603	0
01/01/2010 to 12/31/2010	$9.44603	$11.70488	0
01/01/2011 to 12/31/2011	$11.70488	$11.59068	0
01/01/2012 to 12/31/2012	$11.59068	$13.10695	0
01/01/2013 to 12/31/2013	$13.10695	$17.78468	0
01/01/2014 to 12/31/2014	$17.78468	$18.63564	0
01/01/2015 to 12/31/2015	$18.63564	$17.21512	0
01/01/2016 to 12/31/2016	$17.21512	$20.91995	0
01/01/2017 to 12/31/2017	$20.91995	$22.94274	0
01/01/2018 to 12/31/2018	$22.94274	$19.26949	0
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.06646	$9.92051	0
01/01/2010 to 12/31/2010	$9.92051	$9.69962	0
01/01/2011 to 12/31/2011	$9.69962	$9.48362	0
01/01/2012 to 12/31/2012	$9.48362	$9.27056	0
01/01/2013 to 12/31/2013	$9.27056	$9.06171	0
01/01/2014 to 12/31/2014	$9.06171	$8.85774	0
01/01/2015 to 12/31/2015	$8.85774	$8.65835	0
01/01/2016 to 12/31/2016	$8.65835	$8.46385	0
01/01/2017 to 12/31/2017	$8.46385	$8.30186	0
01/01/2018 to 12/31/2018	$8.30186	$8.21943	0
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.11245	$10.12384	0
01/01/2010 to 12/31/2010	$10.12384	$11.23190	0
01/01/2011 to 12/31/2011	$11.23190	$11.32784	0
01/01/2012 to 12/31/2012	$11.32784	$12.60864	0
01/01/2013 to 12/31/2013	$12.60864	$13.20979	0
01/01/2014 to 12/31/2014	$13.20979	$13.24262	0
01/01/2015 to 12/31/2015	$13.24262	$12.48309	0
01/01/2016 to 12/31/2016	$12.48309	$14.08138	0
01/01/2017 to 12/31/2017	$14.08138	$14.79364	0
01/01/2018 to 12/31/2018	$14.79364	$14.17152	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.03790	$6.36697	0
01/01/2010 to 12/31/2010	$6.36697	$7.04275	0
01/01/2011 to 12/31/2011	$7.04275	$6.59641	0
01/01/2012 to 12/31/2012	$6.59641	$7.53638	0
01/01/2013 to 12/31/2013	$7.53638	$10.30322	0
01/01/2014 to 12/31/2014	$10.30322	$11.45567	0
01/01/2015 to 12/31/2015	$11.45567	$10.32028	0
01/01/2016 to 12/31/2016	$10.32028	$12.09463	0
01/01/2017 to 12/31/2017	$12.09463	$14.09230	0
01/01/2018 to 12/31/2018	$14.09230	$11.82392	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$5.43606	$7.10356	0
01/01/2010 to 12/31/2010	$7.10356	$7.95038	0
01/01/2011 to 12/31/2011	$7.95038	$6.76716	0
01/01/2012 to 12/31/2012	$6.76716	$7.96179	0
01/01/2013 to 12/31/2013	$7.96179	$9.26558	0
01/01/2014 to 12/31/2014	$9.26558	$8.55653	0
01/01/2015 to 12/31/2015	$8.55653	$8.62725	0
01/01/2016 to 12/31/2016	$8.62725	$8.11477	0
01/01/2017 to 12/31/2017	$8.11477	$10.74281	0
01/01/2018 to 12/31/2018	$10.74281	$9.09986	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
05/01/2009 to 12/31/2009	$5.63892	$7.29345	0
01/01/2010 to 12/31/2010	$7.29345	$7.91949	0
01/01/2011 to 12/31/2011	$7.91949	$6.76988	0
01/01/2012 to 12/31/2012	$6.76988	$7.72074	0
01/01/2013 to 12/31/2013	$7.72074	$9.01609	0
01/01/2014 to 12/31/2014	$9.01609	$8.22230	0
01/01/2015 to 12/31/2015	$8.22230	$8.10284	0
01/01/2016 to 12/31/2016	$8.10284	$7.96680	0
01/01/2017 to 12/31/2017	$7.96680	$9.56448	0
01/01/2018 to 12/31/2018	$9.56448	$7.83945	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98124	$10.83235	0
01/01/2010 to 12/31/2010	$10.83235	$11.73319	0
01/01/2011 to 12/31/2011	$11.73319	$12.89680	0
01/01/2012 to 12/31/2012	$12.89680	$13.79119	0
01/01/2013 to 12/31/2013	$13.79119	$13.05169	0
01/01/2014 to 12/31/2014	$13.05169	$13.61644	0
01/01/2015 to 12/31/2015	$13.61644	$13.46605	0
01/01/2016 to 12/31/2016	$13.46605	$13.71695	0
01/01/2017 to 12/31/2017	$13.71695	$13.98710	0
01/01/2018 to 12/31/2018	$13.98710	$13.63404	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.22648	$8.80378	0
01/01/2010 to 12/31/2010	$8.80378	$9.79464	0
01/01/2011 to 12/31/2011	$9.79464	$9.51996	0
01/01/2012 to 12/31/2012	$9.51996	$10.56929	0
01/01/2013 to 12/31/2013	$10.56929	$12.01346	0
01/01/2014 to 12/31/2014	$12.01346	$12.49037	0
01/01/2015 to 12/31/2015	$12.49037	$12.08124	0
01/01/2016 to 12/31/2016	$12.08124	$12.42589	0
01/01/2017 to 12/31/2017	$12.42589	$14.20655	0
01/01/2018 to 12/31/2018	$14.20655	$12.86129	0
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$5.85897	$7.85183	0
01/01/2010 to 12/31/2010	$7.85183	$8.22542	0
01/01/2011 to 12/31/2011	$8.22542	$7.30477	0
01/01/2012 to 12/31/2012	$7.30477	$8.70441	0
01/01/2013 to 12/31/2013	$8.70441	$9.81552	0
01/01/2014 to 12/31/2014	$9.81552	$8.98385	0
01/01/2015 to 12/31/2015	$8.98385	$8.53607	0
01/01/2016 to 12/31/2016	$8.53607	$8.50551	0
01/01/2017 to 12/31/2017	$8.50551	$10.77826	0
01/01/2018 to 12/31/2018	$10.77826	$8.69397	0
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$8.03328	$9.28661	1,819
01/01/2010 to 12/31/2010	$9.28661	$9.74184	1,817
01/01/2011 to 12/31/2011	$9.74184	$9.54506	1,815
01/01/2012 to 12/31/2012	$9.54506	$10.32995	1,813
01/01/2013 to 12/31/2013	$10.32995	$11.21139	1,812
01/01/2014 to 12/31/2014	$11.21139	$11.55607	1,810
01/01/2015 to 12/31/2015	$11.55607	$11.27524	1,809
01/01/2016 to 12/31/2016	$11.27524	$11.44499	1,808
01/01/2017 to 12/31/2017	$11.44499	$12.54645	1,806
01/01/2018 to 12/31/2018	$12.54645	$11.63377	1,805

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28232	0
01/01/2010 to 12/31/2010	$10.28232	$11.18824	0
01/01/2011 to 12/31/2011	$11.18824	$11.00912	0
01/01/2012 to 12/31/2012	$11.00912	$12.39505	0
01/01/2013 to 12/31/2013	$12.39505	$16.53773	0
01/01/2014 to 12/31/2014	$16.53773	$17.70185	0
01/01/2015 to 12/31/2015	$17.70185	$19.14332	0
01/01/2016 to 12/31/2016	$19.14332	$18.43917	0
01/01/2017 to 12/31/2017	$18.43917	$24.48371	0
01/01/2018 to 12/31/2018	$24.48371	$23.54378	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$5.94385	$7.54279	0
01/01/2010 to 12/31/2010	$7.54279	$8.82931	0
01/01/2011 to 12/31/2011	$8.82931	$8.55196	0
01/01/2012 to 12/31/2012	$8.55196	$9.38441	0
01/01/2013 to 12/31/2013	$9.38441	$12.53154	0
01/01/2014 to 12/31/2014	$12.53154	$13.54660	0
01/01/2015 to 12/31/2015	$13.54660	$14.57530	0
01/01/2016 to 12/31/2016	$14.57530	$15.04237	0
01/01/2017 to 12/31/2017	$15.04237	$19.55558	0
01/01/2018 to 12/31/2018	$19.55558	$18.59899	0
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$6.51256	$8.63106	0
01/01/2010 to 12/31/2010	$8.63106	$9.45324	0
01/01/2011 to 12/31/2011	$9.45324	$8.95124	0
01/01/2012 to 12/31/2012	$8.95124	$10.76865	0
01/01/2013 to 12/31/2013	$10.76865	$13.43516	0
01/01/2014 to 12/31/2014	$13.43516	$13.60938	0
01/01/2015 to 12/31/2015	$13.60938	$13.10800	0
01/01/2016 to 12/31/2016	$13.10800	$13.72482	0
01/01/2017 to 12/31/2017	$13.72482	$16.61525	0
01/01/2018 to 12/31/2018	$16.61525	$14.68773	0
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$6.71209	$8.12328	0
01/01/2010 to 12/31/2010	$8.12328	$8.95553	0
01/01/2011 to 12/31/2011	$8.95553	$8.70218	0
01/01/2012 to 12/31/2012	$8.70218	$9.95910	0
01/01/2013 to 12/31/2013	$9.95910	$13.30833	0
01/01/2014 to 12/31/2014	$13.30833	$14.14170	0
01/01/2015 to 12/31/2015	$14.14170	$14.82257	0
01/01/2016 to 12/31/2016	$14.82257	$14.76656	0
01/01/2017 to 12/31/2017	$14.76656	$18.86772	0
01/01/2018 to 12/31/2018	$18.86772	$18.83700	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17359	0
01/01/2013 to 12/31/2013	$10.17359	$13.37598	0
01/01/2014 to 12/31/2014	$13.37598	$14.41078	0
01/01/2015 to 12/31/2015	$14.41078	$13.98435	0
01/01/2016 to 12/31/2016	$13.98435	$15.50824	0
01/01/2017 to 12/31/2017	$15.50824	$17.78874	0
01/01/2018 to 12/31/2018	$17.78874	$15.62116	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.73792	$7.75926	0
01/01/2010 to 12/31/2010	$7.75926	$9.36222	0
01/01/2011 to 12/31/2011	$9.36222	$8.92438	0
01/01/2012 to 12/31/2012	$8.92438	$10.21725	0
01/01/2013 to 12/31/2013	$10.21725	$14.18277	0
01/01/2014 to 12/31/2014	$14.18277	$15.83912	0
01/01/2015 to 12/31/2015	$15.83912	$14.60968	0
01/01/2016 to 12/31/2016	$14.60968	$16.88494	0
01/01/2017 to 12/31/2017	$16.88494	$18.78179	0
01/01/2018 to 12/31/2018	$18.78179	$15.33800	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28083	0
01/01/2013 to 12/31/2013	$10.28083	$11.95031	0
01/01/2014 to 12/31/2014	$11.95031	$12.28152	0
01/01/2015 to 12/31/2015	$12.28152	$11.85583	0
01/01/2016 to 12/31/2016	$11.85583	$12.09042	0
01/01/2017 to 12/31/2017	$12.09042	$13.76824	0
01/01/2018 to 12/31/2018	$13.76824	$12.34299	0
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.15559	$9.04724	0
01/01/2010 to 12/31/2010	$9.04724	$10.81315	0
01/01/2011 to 12/31/2011	$10.81315	$8.42720	0
01/01/2012 to 12/31/2012	$8.42720	$9.71407	0
01/01/2013 to 12/31/2013	$9.71407	$9.51647	0
01/01/2014 to 12/31/2014	$9.51647	$8.86654	0
01/01/2015 to 12/31/2015	$8.86654	$7.21713	0
01/01/2016 to 12/31/2016	$7.21713	$7.92706	0
01/01/2017 to 12/31/2017	$7.92706	$9.79316	0
01/01/2018 to 12/31/2018	$9.79316	$8.22689	0
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.35552	$9.66599	0
01/01/2010 to 12/31/2010	$9.66599	$10.44729	0
01/01/2011 to 12/31/2011	$10.44729	$10.31420	0
01/01/2012 to 12/31/2012	$10.31420	$11.12753	0
01/01/2013 to 12/31/2013	$11.12753	$11.87893	0
01/01/2014 to 12/31/2014	$11.87893	$12.28208	0
01/01/2015 to 12/31/2015	$12.28208	$12.02275	0
01/01/2016 to 12/31/2016	$12.02275	$12.40197	0
01/01/2017 to 12/31/2017	$12.40197	$13.35160	0
01/01/2018 to 12/31/2018	$13.35160	$12.67876	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06000	0
01/01/2012 to 12/31/2012	$10.06000	$10.53221	0
01/01/2013 to 12/31/2013	$10.53221	$10.05697	0
01/01/2014 to 12/31/2014	$10.05697	$10.42635	0
01/01/2015 to 12/31/2015	$10.42635	$10.16435	0
01/01/2016 to 12/31/2016	$10.16435	$10.35430	0
01/01/2017 to 12/31/2017	$10.35430	$10.69569	0
01/01/2018 to 12/31/2018	$10.69569	$10.36849	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.18437	$7.51985	0
01/01/2010 to 12/31/2010	$7.51985	$8.74860	0
01/01/2011 to 12/31/2011	$8.74860	$8.02042	0
01/01/2012 to 12/31/2012	$8.02042	$8.85249	0
01/01/2013 to 12/31/2013	$8.85249	$10.12645	0
01/01/2014 to 12/31/2014	$10.12645	$10.80883	0
01/01/2015 to 12/31/2015	$10.80883	$10.50074	0
01/01/2016 to 12/31/2016	$10.50074	$11.30094	0
01/01/2017 to 12/31/2017	$11.30094	$12.82542	0
01/01/2018 to 12/31/2018	$12.82542	$11.58293	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62809	0
01/01/2014 to 12/31/2014	$11.62809	$13.09878	0
01/01/2015 to 12/31/2015	$13.09878	$13.00148	0
01/01/2016 to 12/31/2016	$13.00148	$14.08907	0
01/01/2017 to 12/31/2017	$14.08907	$16.72167	0
01/01/2018 to 12/31/2018	$16.72167	$15.17430	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$5.46464	$6.93611	0
01/01/2010 to 12/31/2010	$6.93611	$7.80035	0
01/01/2011 to 12/31/2011	$7.80035	$7.88863	0
01/01/2012 to 12/31/2012	$7.88863	$9.16074	0
01/01/2013 to 12/31/2013	$9.16074	$11.85839	0
01/01/2014 to 12/31/2014	$11.85839	$13.58669	0
01/01/2015 to 12/31/2015	$13.58669	$13.68972	0
01/01/2016 to 12/31/2016	$13.68972	$15.36894	0
01/01/2017 to 12/31/2017	$15.36894	$18.36685	0
01/01/2018 to 12/31/2018	$18.36685	$16.47607	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86330	0
01/01/2012 to 12/31/2012	$8.86330	$9.80328	0
01/01/2013 to 12/31/2013	$9.80328	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$12.21012	0
01/01/2015 to 12/31/2015	$12.21012	$11.95308	0
01/01/2016 to 12/31/2016	$11.95308	$12.42324	0
01/01/2017 to 12/31/2017	$12.42324	$14.35338	0
01/01/2018 to 12/31/2018	$14.35338	$13.11270	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.43093	$8.82455	0
01/01/2010 to 12/31/2010	$8.82455	$9.65406	0
01/01/2011 to 12/31/2011	$9.65406	$9.26559	0
01/01/2012 to 12/31/2012	$9.26559	$9.98785	0
01/01/2013 to 12/31/2013	$9.98785	$10.97748	0
01/01/2014 to 12/31/2014	$10.97748	$11.28176	0
01/01/2015 to 12/31/2015	$11.28176	$11.00952	0
01/01/2016 to 12/31/2016	$11.00952	$11.28037	0
01/01/2017 to 12/31/2017	$11.28037	$12.81713	0
01/01/2018 to 12/31/2018	$12.81713	$11.53694	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$5.55699	$7.21994	0
01/01/2010 to 12/31/2010	$7.21994	$9.35446	0
01/01/2011 to 12/31/2011	$9.35446	$7.94511	0
01/01/2012 to 12/31/2012	$7.94511	$9.32485	0
01/01/2013 to 12/31/2013	$9.32485	$12.83494	0
01/01/2014 to 12/31/2014	$12.83494	$13.16584	0
01/01/2015 to 12/31/2015	$13.16584	$13.04112	0
01/01/2016 to 12/31/2016	$13.04112	$13.72964	0
01/01/2017 to 12/31/2017	$13.72964	$17.13786	0
01/01/2018 to 12/31/2018	$17.13786	$14.93347	0
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.24710	$8.18814	0
01/01/2010 to 12/31/2010	$8.18814	$10.91881	0
01/01/2011 to 12/31/2011	$10.91881	$10.56883	0
01/01/2012 to 12/31/2012	$10.56883	$11.58829	0
01/01/2013 to 12/31/2013	$11.58829	$15.31180	0
01/01/2014 to 12/31/2014	$15.31180	$15.53865	0
01/01/2015 to 12/31/2015	$15.53865	$15.30808	0
01/01/2016 to 12/31/2016	$15.30808	$16.77139	0
01/01/2017 to 12/31/2017	$16.77139	$20.31575	0
01/01/2018 to 12/31/2018	$20.31575	$18.18697	0
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.20681	$8.04226	0
01/01/2010 to 12/31/2010	$8.04226	$9.90483	0
01/01/2011 to 12/31/2011	$9.90483	$9.10347	0
01/01/2012 to 12/31/2012	$9.10347	$10.51418	0
01/01/2013 to 12/31/2013	$10.51418	$14.12151	0
01/01/2014 to 12/31/2014	$14.12151	$14.53073	0
01/01/2015 to 12/31/2015	$14.53073	$13.59129	0
01/01/2016 to 12/31/2016	$13.59129	$17.16609	0
01/01/2017 to 12/31/2017	$17.16609	$18.01349	0
01/01/2018 to 12/31/2018	$18.01349	$14.59933	0
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.39744	$8.93948	0
01/01/2010 to 12/31/2010	$8.93948	$9.74625	0
01/01/2011 to 12/31/2011	$9.74625	$9.71612	0
01/01/2012 to 12/31/2012	$9.71612	$10.77872	0
01/01/2013 to 12/31/2013	$10.77872	$12.30969	0
01/01/2014 to 12/31/2014	$12.30969	$12.73994	0
01/01/2015 to 12/31/2015	$12.73994	$12.45830	0
01/01/2016 to 12/31/2016	$12.45830	$13.09719	0
01/01/2017 to 12/31/2017	$13.09719	$14.77562	0
01/01/2018 to 12/31/2018	$14.77562	$13.67183	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.65184	$8.75462	0
01/01/2010 to 12/31/2010	$8.75462	$9.91060	0
01/01/2011 to 12/31/2011	$9.91060	$9.52354	0
01/01/2012 to 12/31/2012	$9.52354	$10.94552	0
01/01/2013 to 12/31/2013	$10.94552	$15.40960	0
01/01/2014 to 12/31/2014	$15.40960	$16.31968	0
01/01/2015 to 12/31/2015	$16.31968	$17.48099	0
01/01/2016 to 12/31/2016	$17.48099	$17.54933	0
01/01/2017 to 12/31/2017	$17.54933	$23.65489	0
01/01/2018 to 12/31/2018	$23.65489	$24.01333	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.49634	$6.93468	0
01/01/2010 to 12/31/2010	$6.93468	$7.62200	0
01/01/2011 to 12/31/2011	$7.62200	$7.41393	0
01/01/2012 to 12/31/2012	$7.41393	$8.21792	0
01/01/2013 to 12/31/2013	$8.21792	$10.81467	0
01/01/2014 to 12/31/2014	$10.81467	$10.73585	0
01/01/2015 to 12/31/2015	$10.73585	$9.85776	0
01/01/2016 to 12/31/2016	$9.85776	$10.22683	0
01/01/2017 to 12/31/2017	$10.22683	$11.65197	0
01/01/2018 to 12/31/2018	$11.65197	$10.28230	0
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$6.21327	$8.28615	0
01/01/2010 to 12/31/2010	$8.28615	$9.75631	0
01/01/2011 to 12/31/2011	$9.75631	$8.11414	0
01/01/2012 to 12/31/2012	$8.11414	$8.21809	0
01/01/2013 to 12/31/2013	$8.21809	$9.26858	0
01/01/2014 to 12/31/2014	$9.26858	$8.30229	0
01/01/2015 to 12/31/2015	$8.30229	$6.55282	0
01/01/2016 to 12/31/2016	$6.55282	$7.98243	0
01/01/2017 to 12/31/2017	$7.98243	$8.60741	0
01/01/2018 to 12/31/2018	$8.60741	$7.01151	0
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.99084	$11.06172	0
01/01/2010 to 12/31/2010	$11.06172	$11.43374	0
01/01/2011 to 12/31/2011	$11.43374	$11.63767	0
01/01/2012 to 12/31/2012	$11.63767	$11.96951	0
01/01/2013 to 12/31/2013	$11.96951	$11.26080	0
01/01/2014 to 12/31/2014	$11.26080	$11.06848	0
01/01/2015 to 12/31/2015	$11.06848	$10.31961	0
01/01/2016 to 12/31/2016	$10.31961	$10.52728	0
01/01/2017 to 12/31/2017	$10.52728	$10.50088	0
01/01/2018 to 12/31/2018	$10.50088	$10.46831	0
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.03421	$7.98530	0
01/01/2010 to 12/31/2010	$7.98530	$9.64843	0
01/01/2011 to 12/31/2011	$9.64843	$9.10597	0
01/01/2012 to 12/31/2012	$9.10597	$10.53932	0
01/01/2013 to 12/31/2013	$10.53932	$13.64150	0
01/01/2014 to 12/31/2014	$13.64150	$15.33046	0
01/01/2015 to 12/31/2015	$15.33046	$13.99492	0
01/01/2016 to 12/31/2016	$13.99492	$15.59512	0
01/01/2017 to 12/31/2017	$15.59512	$18.06990	0
01/01/2018 to 12/31/2018	$18.06990	$14.74213	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$5.77151	$7.31205	0
01/01/2010 to 12/31/2010	$7.31205	$8.19375	0
01/01/2011 to 12/31/2011	$8.19375	$7.73276	0
01/01/2012 to 12/31/2012	$7.73276	$8.39038	0
01/01/2013 to 12/31/2013	$8.39038	$9.88303	0
01/01/2014 to 12/31/2014	$9.88303	$10.19227	0
01/01/2015 to 12/31/2015	$10.19227	$9.89973	0
01/01/2016 to 12/31/2016	$9.89973	$10.30879	0
01/01/2017 to 12/31/2017	$10.30879	$11.44723	0
01/01/2018 to 12/31/2018	$11.44723	$10.62895	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.37388	$10.08210	0
01/01/2010 to 12/31/2010	$10.08210	$10.62366	0
01/01/2011 to 12/31/2011	$10.62366	$11.01053	0
01/01/2012 to 12/31/2012	$11.01053	$11.60744	0
01/01/2013 to 12/31/2013	$11.60744	$11.17668	0
01/01/2014 to 12/31/2014	$11.17668	$11.71131	0
01/01/2015 to 12/31/2015	$11.71131	$11.58914	0
01/01/2016 to 12/31/2016	$11.58914	$11.91226	0
01/01/2017 to 12/31/2017	$11.91226	$12.37930	0
01/01/2018 to 12/31/2018	$12.37930	$11.82516	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$7.25230	$9.07815	0
01/01/2010 to 12/31/2010	$9.07815	$10.41448	0
01/01/2011 to 12/31/2011	$10.41448	$10.88759	0
01/01/2012 to 12/31/2012	$10.88759	$11.79758	0
01/01/2013 to 12/31/2013	$11.79758	$14.81320	0
01/01/2014 to 12/31/2014	$14.81320	$15.96057	0
01/01/2015 to 12/31/2015	$15.96057	$16.25072	0
01/01/2016 to 12/31/2016	$16.25072	$16.44862	0
01/01/2017 to 12/31/2017	$16.44862	$18.50015	0
01/01/2018 to 12/31/2018	$18.50015	$15.40460	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$7.26059	$8.96705	0
01/01/2010 to 12/31/2010	$8.96705	$10.64011	0
01/01/2011 to 12/31/2011	$10.64011	$10.97300	0
01/01/2012 to 12/31/2012	$10.97300	$13.09577	0
01/01/2013 to 12/31/2013	$13.09577	$17.90471	0
01/01/2014 to 12/31/2014	$17.90471	$19.68239	0
01/01/2015 to 12/31/2015	$19.68239	$20.14150	0
01/01/2016 to 12/31/2016	$20.14150	$20.51319	0
01/01/2017 to 12/31/2017	$20.51319	$23.73585	0
01/01/2018 to 12/31/2018	$23.73585	$23.34121	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$4.50851	$5.90187	0
01/01/2010 to 12/31/2010	$5.90187	$6.39953	0
01/01/2011 to 12/31/2011	$6.39953	$5.39030	0
01/01/2012 to 12/31/2012	$5.39030	$6.57175	0
01/01/2013 to 12/31/2013	$6.57175	$8.48441	0
01/01/2014 to 12/31/2014	$8.48441	$9.36479	0
01/01/2015 to 12/31/2015	$9.36479	$9.01710	0
01/01/2016 to 12/31/2016	$9.01710	$10.16500	0
01/01/2017 to 12/31/2017	$10.16500	$11.74431	0
01/01/2018 to 12/31/2018	$11.74431	$10.28123	0
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.57897	$9.70155	0
01/01/2010 to 12/31/2010	$9.70155	$9.75290	0
01/01/2011 to 12/31/2011	$9.75290	$10.49777	0
01/01/2012 to 12/31/2012	$10.49777	$12.04676	0
01/01/2013 to 12/31/2013	$12.04676	$16.45743	0
01/01/2014 to 12/31/2014	$16.45743	$19.89942	0
01/01/2015 to 12/31/2015	$19.89942	$20.42850	0
01/01/2016 to 12/31/2016	$20.42850	$19.16016	0
01/01/2017 to 12/31/2017	$19.16016	$22.64781	0
01/01/2018 to 12/31/2018	$22.64781	$23.11686	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2009 to 12/31/2009	$5.83384	$7.36507	0
01/01/2010 to 12/31/2010	$7.36507	$8.90907	0
01/01/2011 to 12/31/2011	$8.90907	$8.55332	0
01/01/2012 to 12/31/2012	$8.55332	$9.68136	0
01/01/2013 to 12/31/2013	$9.68136	$13.07744	0
01/01/2014 to 12/31/2014	$13.07744	$13.49591	0
01/01/2015 to 12/31/2015	$13.49591	$12.74073	0
01/01/2016 to 12/31/2016	$12.74073	$14.64000	0
01/01/2017 to 12/31/2017	$14.64000	$17.51680	0
01/01/2018 to 12/31/2018	$17.51680	$14.93461	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$6.76288	$8.48191	0
01/01/2010 to 12/31/2010	$8.48191	$9.38415	0
01/01/2011 to 12/31/2011	$9.38415	$9.46038	0
01/01/2012 to 12/31/2012	$9.46038	$10.42308	0
01/01/2013 to 12/31/2013	$10.42308	$13.31287	0
01/01/2014 to 12/31/2014	$13.31287	$14.69548	0
01/01/2015 to 12/31/2015	$14.69548	$14.90424	0
01/01/2016 to 12/31/2016	$14.90424	$15.30014	0
01/01/2017 to 12/31/2017	$15.30014	$18.73947	0
01/01/2018 to 12/31/2018	$18.73947	$17.97451	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$5.76993	$7.29331	0
01/01/2010 to 12/31/2010	$7.29331	$8.04843	0
01/01/2011 to 12/31/2011	$8.04843	$7.76682	0
01/01/2012 to 12/31/2012	$7.76682	$8.76240	0
01/01/2013 to 12/31/2013	$8.76240	$11.12557	0
01/01/2014 to 12/31/2014	$11.12557	$12.01418	0
01/01/2015 to 12/31/2015	$12.01418	$11.18746	0
01/01/2016 to 12/31/2016	$11.18746	$12.62378	0
01/01/2017 to 12/31/2017	$12.62378	$13.99814	0
01/01/2018 to 12/31/2018	$13.99814	$12.22723	0
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$6.59483	$8.34729	0
01/01/2010 to 12/31/2010	$8.34729	$10.47825	0
01/01/2011 to 12/31/2011	$10.47825	$9.94631	0
01/01/2012 to 12/31/2012	$9.94631	$11.21731	0
01/01/2013 to 12/31/2013	$11.21731	$14.31186	0
01/01/2014 to 12/31/2014	$14.31186	$14.81379	0
01/01/2015 to 12/31/2015	$14.81379	$14.52125	0
01/01/2016 to 12/31/2016	$14.52125	$16.02289	0
01/01/2017 to 12/31/2017	$16.02289	$18.53051	0
01/01/2018 to 12/31/2018	$18.53051	$15.94151	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$6.40367	$8.23472	0
01/01/2010 to 12/31/2010	$8.23472	$9.69569	0
01/01/2011 to 12/31/2011	$9.69569	$9.10578	0
01/01/2012 to 12/31/2012	$9.10578	$10.37470	0
01/01/2013 to 12/31/2013	$10.37470	$13.40251	0
01/01/2014 to 12/31/2014	$13.40251	$14.43516	0
01/01/2015 to 12/31/2015	$14.43516	$12.94962	0
01/01/2016 to 12/31/2016	$12.94962	$15.74008	0
01/01/2017 to 12/31/2017	$15.74008	$17.01893	0
01/01/2018 to 12/31/2018	$17.01893	$14.42285	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$4.71423	$6.86971	0
01/01/2010 to 12/31/2010	$6.86971	$8.37328	0
01/01/2011 to 12/31/2011	$8.37328	$8.57387	0
01/01/2012 to 12/31/2012	$8.57387	$9.81965	0
01/01/2013 to 12/31/2013	$9.81965	$9.60733	0
01/01/2014 to 12/31/2014	$9.60733	$11.74051	0
01/01/2015 to 12/31/2015	$11.74051	$11.51336	0
01/01/2016 to 12/31/2016	$11.51336	$11.89909	0
01/01/2017 to 12/31/2017	$11.89909	$12.56826	0
01/01/2018 to 12/31/2018	$12.56826	$11.58379	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$6.66099	$8.36326	0
01/01/2010 to 12/31/2010	$8.36326	$10.27809	0
01/01/2011 to 12/31/2011	$10.27809	$10.17580	0
01/01/2012 to 12/31/2012	$10.17580	$11.18772	0
01/01/2013 to 12/31/2013	$11.18772	$15.35691	0
01/01/2014 to 12/31/2014	$15.35691	$15.33726	0
01/01/2015 to 12/31/2015	$15.33726	$15.16773	0
01/01/2016 to 12/31/2016	$15.16773	$17.82725	0
01/01/2017 to 12/31/2017	$17.82725	$19.68715	0
01/01/2018 to 12/31/2018	$19.68715	$18.13531	0
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$6.76369	$8.41396	0
01/01/2010 to 12/31/2010	$8.41396	$10.04239	0
01/01/2011 to 12/31/2011	$10.04239	$9.41387	0
01/01/2012 to 12/31/2012	$9.41387	$10.68819	0
01/01/2013 to 12/31/2013	$10.68819	$14.38382	0
01/01/2014 to 12/31/2014	$14.38382	$14.87743	0
01/01/2015 to 12/31/2015	$14.87743	$13.33848	0
01/01/2016 to 12/31/2016	$13.33848	$16.79112	0
01/01/2017 to 12/31/2017	$16.79112	$18.00816	0
01/01/2018 to 12/31/2018	$18.00816	$15.09830	0
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$7.00314	$7.59340	0
01/01/2010 to 12/31/2010	$7.59340	$8.58692	0
01/01/2011 to 12/31/2011	$8.58692	$8.55072	0
01/01/2012 to 12/31/2012	$8.55072	$9.73838	0
01/01/2013 to 12/31/2013	$9.73838	$10.66804	0
01/01/2014 to 12/31/2014	$10.66804	$10.48681	0
01/01/2015 to 12/31/2015	$10.48681	$10.40669	0
01/01/2016 to 12/31/2016	$10.40669	$12.37627	0
01/01/2017 to 12/31/2017	$12.37627	$11.84146	0
01/01/2018 to 12/31/2018	$11.84146	$9.82523	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$6.50308	$7.77748	0
01/01/2010 to 12/31/2010	$7.77748	$8.05488	0
01/01/2011 to 12/31/2011	$8.05488	$9.25256	0
01/01/2012 to 12/31/2012	$9.25256	$9.05648	0
01/01/2013 to 12/31/2013	$9.05648	$10.03105	0
01/01/2014 to 12/31/2014	$10.03105	$12.34334	0
01/01/2015 to 12/31/2015	$12.34334	$11.29292	0
01/01/2016 to 12/31/2016	$11.29292	$12.70372	0
01/01/2017 to 12/31/2017	$12.70372	$13.73976	0
01/01/2018 to 12/31/2018	$13.73976	$13.81607	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueAccumulation Highest Daily and Combination 5% Roll Up and HAV Death Benefit
(2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.92933	$8.41901	0
01/01/2010 to 12/31/2010	$8.41901	$9.20967	0
01/01/2011 to 12/31/2011	$9.20967	$8.75896	0
01/01/2012 to 12/31/2012	$8.75896	$9.63259	0
01/01/2013 to 12/31/2013	$9.63259	$10.34976	0
01/01/2014 to 12/31/2014	$10.34976	$10.49778	0
01/01/2015 to 12/31/2015	$10.49778	$9.92627	0
01/01/2016 to 12/31/2016	$9.92627	$10.31298	0
01/01/2017 to 12/31/2017	$10.31298	$11.34462	0
01/01/2018 to 12/31/2018	$11.34462	$10.18068	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.17010	$8.84062	0
01/01/2010 to 12/31/2010	$8.84062	$9.82127	0
01/01/2011 to 12/31/2011	$9.82127	$9.60650	0
01/01/2012 to 12/31/2012	$9.60650	$10.66627	0
01/01/2013 to 12/31/2013	$10.66627	$12.14653	0
01/01/2014 to 12/31/2014	$12.14653	$12.59209	0
01/01/2015 to 12/31/2015	$12.59209	$12.40123	0
01/01/2016 to 12/31/2016	$12.40123	$12.97782	0
01/01/2017 to 12/31/2017	$12.97782	$14.82658	0
01/01/2018 to 12/31/2018	$14.82658	$13.63119	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58495	0
01/01/2014 to 12/31/2014	$11.58495	$12.80916	0
01/01/2015 to 12/31/2015	$12.80916	$12.73077	0
01/01/2016 to 12/31/2016	$12.73077	$13.77002	0
01/01/2017 to 12/31/2017	$13.77002	$16.43247	0
01/01/2018 to 12/31/2018	$16.43247	$14.74675	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.25451	$8.73905	1,252
01/01/2010 to 12/31/2010	$8.73905	$9.58957	641
01/01/2011 to 12/31/2011	$9.58957	$9.25563	590
01/01/2012 to 12/31/2012	$9.25563	$10.17057	634
01/01/2013 to 12/31/2013	$10.17057	$11.69039	185
01/01/2014 to 12/31/2014	$11.69039	$12.16645	0
01/01/2015 to 12/31/2015	$12.16645	$11.94325	0
01/01/2016 to 12/31/2016	$11.94325	$12.40418	0
01/01/2017 to 12/31/2017	$12.40418	$13.92620	0
01/01/2018 to 12/31/2018	$13.92620	$12.93298	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12624	0
01/01/2012 to 12/31/2012	$9.12624	$9.97672	0
01/01/2013 to 12/31/2013	$9.97672	$10.80523	0
01/01/2014 to 12/31/2014	$10.80523	$11.07354	0
01/01/2015 to 12/31/2015	$11.07354	$10.49420	0
01/01/2016 to 12/31/2016	$10.49420	$10.96710	0
01/01/2017 to 12/31/2017	$10.96710	$12.06703	0
01/01/2018 to 12/31/2018	$12.06703	$11.16575	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.19085	$10.97507	0
01/01/2010 to 12/31/2010	$10.97507	$11.14074	0
01/01/2011 to 12/31/2011	$11.14074	$11.12973	0
01/01/2012 to 12/31/2012	$11.12973	$11.38397	0
01/01/2013 to 12/31/2013	$11.38397	$10.88051	0
01/01/2014 to 12/31/2014	$10.88051	$10.62009	0
01/01/2015 to 12/31/2015	$10.62009	$10.42603	0
01/01/2016 to 12/31/2016	$10.42603	$10.35393	0
01/01/2017 to 12/31/2017	$10.35393	$10.28893	0
01/01/2018 to 12/31/2018	$10.28893	$10.12591	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.09881	$11.49721	0
01/01/2010 to 12/31/2010	$11.49721	$12.09978	0
01/01/2011 to 12/31/2011	$12.09978	$12.19778	0
01/01/2012 to 12/31/2012	$12.19778	$13.02765	0
01/01/2013 to 12/31/2013	$13.02765	$12.49409	0
01/01/2014 to 12/31/2014	$12.49409	$12.72327	0
01/01/2015 to 12/31/2015	$12.72327	$12.16869	0
01/01/2016 to 12/31/2016	$12.16869	$12.39220	0
01/01/2017 to 12/31/2017	$12.39220	$12.63603	0
01/01/2018 to 12/31/2018	$12.63603	$12.26246	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.12416	$11.12864	0
01/01/2010 to 12/31/2010	$11.12864	$12.08900	0
01/01/2011 to 12/31/2011	$12.08900	$13.41541	0
01/01/2012 to 12/31/2012	$13.41541	$13.85564	0
01/01/2013 to 12/31/2013	$13.85564	$13.11163	0
01/01/2014 to 12/31/2014	$13.11163	$13.15120	0
01/01/2015 to 12/31/2015	$13.15120	$12.95285	0
01/01/2016 to 12/31/2016	$12.95285	$12.85922	0
01/01/2017 to 12/31/2017	$12.85922	$12.65375	0
01/01/2018 to 12/31/2018	$12.65375	$12.45483	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.18124	$10.98465	0
01/01/2010 to 12/31/2010	$10.98465	$11.95143	0
01/01/2011 to 12/31/2011	$11.95143	$13.54226	0
01/01/2012 to 12/31/2012	$13.54226	$14.00555	0
01/01/2013 to 12/31/2013	$14.00555	$13.02245	0
01/01/2014 to 12/31/2014	$13.02245	$13.26557	0
01/01/2015 to 12/31/2015	$13.26557	$13.09934	0
01/01/2016 to 12/31/2016	$13.09934	$12.98394	0
01/01/2017 to 12/31/2017	$12.98394	$12.78246	0
01/01/2018 to 12/31/2018	$12.78246	$12.55762	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99873	$8.74417	0
01/01/2010 to 12/31/2010	$8.74417	$9.55502	0
01/01/2011 to 12/31/2011	$9.55502	$11.07928	0
01/01/2012 to 12/31/2012	$11.07928	$11.50814	0
01/01/2013 to 12/31/2013	$11.50814	$10.51085	0
01/01/2014 to 12/31/2014	$10.51085	$10.90171	0
01/01/2015 to 12/31/2015	$10.90171	$10.81364	0
01/01/2016 to 12/31/2016	$10.81364	$10.77225	0
01/01/2017 to 12/31/2017	$10.77225	$10.61830	0
01/01/2018 to 12/31/2018	$10.61830	$10.40321	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95233	1,256
01/01/2011 to 12/31/2011	$10.95233	$12.87327	0
01/01/2012 to 12/31/2012	$12.87327	$13.43133	0
01/01/2013 to 12/31/2013	$13.43133	$12.20383	0
01/01/2014 to 12/31/2014	$12.20383	$12.83914	0
01/01/2015 to 12/31/2015	$12.83914	$12.76762	0
01/01/2016 to 12/31/2016	$12.76762	$12.72835	0
01/01/2017 to 12/31/2017	$12.72835	$12.63292	0
01/01/2018 to 12/31/2018	$12.63292	$12.34924	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95968	1,411
01/01/2012 to 12/31/2012	$11.95968	$12.36741	1,336
01/01/2013 to 12/31/2013	$12.36741	$10.90546	0
01/01/2014 to 12/31/2014	$10.90546	$11.75962	0
01/01/2015 to 12/31/2015	$11.75962	$11.73007	0
01/01/2016 to 12/31/2016	$11.73007	$11.67027	0
01/01/2017 to 12/31/2017	$11.67027	$11.58143	0
01/01/2018 to 12/31/2018	$11.58143	$11.29700	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34594	0
01/01/2013 to 12/31/2013	$10.34594	$9.07707	0
01/01/2014 to 12/31/2014	$9.07707	$9.98755	0
01/01/2015 to 12/31/2015	$9.98755	$10.02214	0
01/01/2016 to 12/31/2016	$10.02214	$9.97930	0
01/01/2017 to 12/31/2017	$9.97930	$9.91572	0
01/01/2018 to 12/31/2018	$9.91572	$9.66095	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70491	2,972
01/01/2014 to 12/31/2014	$8.70491	$9.74572	0
01/01/2015 to 12/31/2015	$9.74572	$9.79209	0
01/01/2016 to 12/31/2016	$9.79209	$9.74977	0
01/01/2017 to 12/31/2017	$9.74977	$9.68650	0
01/01/2018 to 12/31/2018	$9.68650	$9.40157	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24544	0
01/01/2015 to 12/31/2015	$11.24544	$11.20643	0
01/01/2016 to 12/31/2016	$11.20643	$11.22001	0
01/01/2017 to 12/31/2017	$11.22001	$11.16324	0
01/01/2018 to 12/31/2018	$11.16324	$10.82504	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88725	0
01/01/2016 to 12/31/2016	$9.88725	$9.86094	0
01/01/2017 to 12/31/2017	$9.86094	$9.86810	0
01/01/2018 to 12/31/2018	$9.86810	$9.53974	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82930	0
01/01/2017 to 12/31/2017	$9.82930	$9.86174	0
01/01/2018 to 12/31/2018	$9.86174	$9.51256	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98565	0
01/01/2018 to 12/31/2018	$9.98565	$9.55428	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61249	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.60409	$8.08658	0
01/01/2010 to 12/31/2010	$8.08658	$8.95750	0
01/01/2011 to 12/31/2011	$8.95750	$8.53947	0
01/01/2012 to 12/31/2012	$8.53947	$9.48766	0
01/01/2013 to 12/31/2013	$9.48766	$11.37199	0
01/01/2014 to 12/31/2014	$11.37199	$11.88781	0
01/01/2015 to 12/31/2015	$11.88781	$11.67642	0
01/01/2016 to 12/31/2016	$11.67642	$12.18861	0
01/01/2017 to 12/31/2017	$12.18861	$14.03966	0
01/01/2018 to 12/31/2018	$14.03966	$12.86227	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59728	0
01/01/2014 to 12/31/2014	$11.59728	$12.87267	0
01/01/2015 to 12/31/2015	$12.87267	$12.12745	0
01/01/2016 to 12/31/2016	$12.12745	$13.61407	0
01/01/2017 to 12/31/2017	$13.61407	$15.74989	0
01/01/2018 to 12/31/2018	$15.74989	$14.65258	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.92718	$7.63973	0
01/01/2010 to 12/31/2010	$7.63973	$9.60577	0
01/01/2011 to 12/31/2011	$9.60577	$10.00379	0
01/01/2012 to 12/31/2012	$10.00379	$11.27350	0
01/01/2013 to 12/31/2013	$11.27350	$11.35926	0
01/01/2014 to 12/31/2014	$11.35926	$14.52900	0
01/01/2015 to 12/31/2015	$14.52900	$14.88253	0
01/01/2016 to 12/31/2016	$14.88253	$15.24133	0
01/01/2017 to 12/31/2017	$15.24133	$15.82187	0
01/01/2018 to 12/31/2018	$15.82187	$14.72115	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.65578	$8.05364	1,077
01/01/2010 to 12/31/2010	$8.05364	$8.99876	551
01/01/2011 to 12/31/2011	$8.99876	$8.65983	508
01/01/2012 to 12/31/2012	$8.65983	$9.36023	546
01/01/2013 to 12/31/2013	$9.36023	$10.49491	159
01/01/2014 to 12/31/2014	$10.49491	$10.57679	0
01/01/2015 to 12/31/2015	$10.57679	$10.43594	0
01/01/2016 to 12/31/2016	$10.43594	$10.63022	0
01/01/2017 to 12/31/2017	$10.63022	$12.09727	0
01/01/2018 to 12/31/2018	$12.09727	$10.90235	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09512	$8.04522	0
01/01/2010 to 12/31/2010	$8.04522	$9.44815	0
01/01/2011 to 12/31/2011	$9.44815	$8.76602	0
01/01/2012 to 12/31/2012	$8.76602	$10.85976	0
01/01/2013 to 12/31/2013	$10.85976	$11.07126	0
01/01/2014 to 12/31/2014	$11.07126	$12.32281	0
01/01/2015 to 12/31/2015	$12.32281	$12.02864	0
01/01/2016 to 12/31/2016	$12.02864	$11.85795	0
01/01/2017 to 12/31/2017	$11.85795	$12.84730	0
01/01/2018 to 12/31/2018	$12.84730	$11.95910	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.89787	$6.86791	0
01/01/2010 to 12/31/2010	$6.86791	$7.57471	0
01/01/2011 to 12/31/2011	$7.57471	$6.99241	0
01/01/2012 to 12/31/2012	$6.99241	$8.17492	0
01/01/2013 to 12/31/2013	$8.17492	$10.66603	0
01/01/2014 to 12/31/2014	$10.66603	$11.78931	0
01/01/2015 to 12/31/2015	$11.78931	$10.98593	0
01/01/2016 to 12/31/2016	$10.98593	$11.97280	0
01/01/2017 to 12/31/2017	$11.97280	$12.83845	0
01/01/2018 to 12/31/2018	$12.83845	$11.47208	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.01433	$9.23099	0
01/01/2010 to 12/31/2010	$9.23099	$10.80694	0
01/01/2011 to 12/31/2011	$10.80694	$10.24435	0
01/01/2012 to 12/31/2012	$10.24435	$11.97156	0
01/01/2013 to 12/31/2013	$11.97156	$15.46158	0
01/01/2014 to 12/31/2014	$15.46158	$16.84736	0
01/01/2015 to 12/31/2015	$16.84736	$15.52402	0
01/01/2016 to 12/31/2016	$15.52402	$15.41727	0
01/01/2017 to 12/31/2017	$15.41727	$19.14476	0
01/01/2018 to 12/31/2018	$19.14476	$17.88875	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58214	$9.14005	0
01/01/2010 to 12/31/2010	$9.14005	$9.96566	0
01/01/2011 to 12/31/2011	$9.96566	$9.68750	0
01/01/2012 to 12/31/2012	$9.68750	$10.42313	0
01/01/2013 to 12/31/2013	$10.42313	$11.18347	0
01/01/2014 to 12/31/2014	$11.18347	$11.36791	0
01/01/2015 to 12/31/2015	$11.36791	$11.00559	0
01/01/2016 to 12/31/2016	$11.00559	$11.31828	0
01/01/2017 to 12/31/2017	$11.31828	$12.41723	0
01/01/2018 to 12/31/2018	$12.41723	$11.27400	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.61659	$9.43936	0
01/01/2010 to 12/31/2010	$9.43936	$11.69095	0
01/01/2011 to 12/31/2011	$11.69095	$11.57124	0
01/01/2012 to 12/31/2012	$11.57124	$13.07848	0
01/01/2013 to 12/31/2013	$13.07848	$17.73733	0
01/01/2014 to 12/31/2014	$17.73733	$18.57688	0
01/01/2015 to 12/31/2015	$18.57688	$17.15246	0
01/01/2016 to 12/31/2016	$17.15246	$20.83347	0
01/01/2017 to 12/31/2017	$20.83347	$22.83672	0
01/01/2018 to 12/31/2018	$22.83672	$19.17086	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.11730	$9.90902	0
01/01/2010 to 12/31/2010	$9.90902	$9.68355	0
01/01/2011 to 12/31/2011	$9.68355	$9.46336	0
01/01/2012 to 12/31/2012	$9.46336	$9.24628	0
01/01/2013 to 12/31/2013	$9.24628	$9.03356	0
01/01/2014 to 12/31/2014	$9.03356	$8.82592	0
01/01/2015 to 12/31/2015	$8.82592	$8.62303	0
01/01/2016 to 12/31/2016	$8.62303	$8.42517	0
01/01/2017 to 12/31/2017	$8.42517	$8.25991	0
01/01/2018 to 12/31/2018	$8.25991	$8.17381	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.63518	$10.11187	0
01/01/2010 to 12/31/2010	$10.11187	$11.21315	0
01/01/2011 to 12/31/2011	$11.21315	$11.30334	0
01/01/2012 to 12/31/2012	$11.30334	$12.57516	0
01/01/2013 to 12/31/2013	$12.57516	$13.16820	0
01/01/2014 to 12/31/2014	$13.16820	$13.19450	0
01/01/2015 to 12/31/2015	$13.19450	$12.43171	0
01/01/2016 to 12/31/2016	$12.43171	$14.01654	0
01/01/2017 to 12/31/2017	$14.01654	$14.71830	0
01/01/2018 to 12/31/2018	$14.71830	$14.09239	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.44996	$6.35937	0
01/01/2010 to 12/31/2010	$6.35937	$7.03076	0
01/01/2011 to 12/31/2011	$7.03076	$6.58186	0
01/01/2012 to 12/31/2012	$6.58186	$7.51607	0
01/01/2013 to 12/31/2013	$7.51607	$10.27043	0
01/01/2014 to 12/31/2014	$10.27043	$11.41365	0
01/01/2015 to 12/31/2015	$11.41365	$10.27735	0
01/01/2016 to 12/31/2016	$10.27735	$12.03846	0
01/01/2017 to 12/31/2017	$12.03846	$14.01983	0
01/01/2018 to 12/31/2018	$14.01983	$11.75726	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.36782	$7.09511	0
01/01/2010 to 12/31/2010	$7.09511	$7.93701	0
01/01/2011 to 12/31/2011	$7.93701	$6.75250	0
01/01/2012 to 12/31/2012	$6.75250	$7.94067	0
01/01/2013 to 12/31/2013	$7.94067	$9.23656	0
01/01/2014 to 12/31/2014	$9.23656	$8.52552	0
01/01/2015 to 12/31/2015	$8.52552	$8.59173	0
01/01/2016 to 12/31/2016	$8.59173	$8.07749	0
01/01/2017 to 12/31/2017	$8.07749	$10.68826	0
01/01/2018 to 12/31/2018	$10.68826	$9.04913	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.71367	$7.28482	0
01/01/2010 to 12/31/2010	$7.28482	$7.90617	0
01/01/2011 to 12/31/2011	$7.90617	$6.75513	0
01/01/2012 to 12/31/2012	$6.75513	$7.70015	0
01/01/2013 to 12/31/2013	$7.70015	$8.98766	0
01/01/2014 to 12/31/2014	$8.98766	$8.19231	0
01/01/2015 to 12/31/2015	$8.19231	$8.06936	0
01/01/2016 to 12/31/2016	$8.06936	$7.92992	0
01/01/2017 to 12/31/2017	$7.92992	$9.51572	0
01/01/2018 to 12/31/2018	$9.51572	$7.79571	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98123	$10.82874	0
01/01/2010 to 12/31/2010	$10.82874	$11.72359	0
01/01/2011 to 12/31/2011	$11.72359	$12.88004	0
01/01/2012 to 12/31/2012	$12.88004	$13.76638	0
01/01/2013 to 12/31/2013	$13.76638	$13.02189	0
01/01/2014 to 12/31/2014	$13.02189	$13.57868	0
01/01/2015 to 12/31/2015	$13.57868	$13.42208	0
01/01/2016 to 12/31/2016	$13.42208	$13.66544	0
01/01/2017 to 12/31/2017	$13.66544	$13.92784	0
01/01/2018 to 12/31/2018	$13.92784	$13.56949	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.10814	$8.79659	0
01/01/2010 to 12/31/2010	$8.79659	$9.78186	0
01/01/2011 to 12/31/2011	$9.78186	$9.50290	0
01/01/2012 to 12/31/2012	$9.50290	$10.54522	0
01/01/2013 to 12/31/2013	$10.54522	$11.98021	0
01/01/2014 to 12/31/2014	$11.98021	$12.44970	0
01/01/2015 to 12/31/2015	$12.44970	$12.03587	0
01/01/2016 to 12/31/2016	$12.03587	$12.37324	0
01/01/2017 to 12/31/2017	$12.37324	$14.13930	0
01/01/2018 to 12/31/2018	$14.13930	$12.79414	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.90744	$7.84259	0
01/01/2010 to 12/31/2010	$7.84259	$8.21171	0
01/01/2011 to 12/31/2011	$8.21171	$7.28888	0
01/01/2012 to 12/31/2012	$7.28888	$8.68125	0
01/01/2013 to 12/31/2013	$8.68125	$9.78453	0
01/01/2014 to 12/31/2014	$9.78453	$8.95098	0
01/01/2015 to 12/31/2015	$8.95098	$8.50070	0
01/01/2016 to 12/31/2016	$8.50070	$8.46609	0
01/01/2017 to 12/31/2017	$8.46609	$10.72325	0
01/01/2018 to 12/31/2018	$10.72325	$8.64531	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.78061	$9.27562	0
01/01/2010 to 12/31/2010	$9.27562	$9.72566	0
01/01/2011 to 12/31/2011	$9.72566	$9.52449	0
01/01/2012 to 12/31/2012	$9.52449	$10.30268	0
01/01/2013 to 12/31/2013	$10.30268	$11.17624	0
01/01/2014 to 12/31/2014	$11.17624	$11.51432	0
01/01/2015 to 12/31/2015	$11.51432	$11.22906	0
01/01/2016 to 12/31/2016	$11.22906	$11.39260	0
01/01/2017 to 12/31/2017	$11.39260	$12.48290	0
01/01/2018 to 12/31/2018	$12.48290	$11.56919	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08348	$10.28166	0
01/01/2010 to 12/31/2010	$10.28166	$11.18209	0
01/01/2011 to 12/31/2011	$11.18209	$10.99770	0
01/01/2012 to 12/31/2012	$10.99770	$12.37621	0
01/01/2013 to 12/31/2013	$12.37621	$16.50452	0
01/01/2014 to 12/31/2014	$16.50452	$17.65742	0
01/01/2015 to 12/31/2015	$17.65742	$19.08603	0
01/01/2016 to 12/31/2016	$19.08603	$18.37501	0
01/01/2017 to 12/31/2017	$18.37501	$24.38656	0
01/01/2018 to 12/31/2018	$24.38656	$23.43880	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.94265	$7.53376	0
01/01/2010 to 12/31/2010	$7.53376	$8.81447	0
01/01/2011 to 12/31/2011	$8.81447	$8.53343	0
01/01/2012 to 12/31/2012	$8.53343	$9.35953	0
01/01/2013 to 12/31/2013	$9.35953	$12.49232	0
01/01/2014 to 12/31/2014	$12.49232	$13.49760	0
01/01/2015 to 12/31/2015	$13.49760	$14.51551	0
01/01/2016 to 12/31/2016	$14.51551	$14.97336	0
01/01/2017 to 12/31/2017	$14.97336	$19.45655	0
01/01/2018 to 12/31/2018	$19.45655	$18.49577	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.70967	$8.62094	0
01/01/2010 to 12/31/2010	$8.62094	$9.43754	0
01/01/2011 to 12/31/2011	$9.43754	$8.93200	0
01/01/2012 to 12/31/2012	$8.93200	$10.74020	0
01/01/2013 to 12/31/2013	$10.74020	$13.39304	0
01/01/2014 to 12/31/2014	$13.39304	$13.56001	0
01/01/2015 to 12/31/2015	$13.56001	$13.05406	0
01/01/2016 to 12/31/2016	$13.05406	$13.66165	0
01/01/2017 to 12/31/2017	$13.66165	$16.53068	0
01/01/2018 to 12/31/2018	$16.53068	$14.60572	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.68086	$8.11370	0
01/01/2010 to 12/31/2010	$8.11370	$8.94066	0
01/01/2011 to 12/31/2011	$8.94066	$8.68354	0
01/01/2012 to 12/31/2012	$8.68354	$9.93283	0
01/01/2013 to 12/31/2013	$9.93283	$13.26670	0
01/01/2014 to 12/31/2014	$13.26670	$14.09062	0
01/01/2015 to 12/31/2015	$14.09062	$14.76177	0
01/01/2016 to 12/31/2016	$14.76177	$14.69875	0
01/01/2017 to 12/31/2017	$14.69875	$18.77196	0
01/01/2018 to 12/31/2018	$18.77196	$18.73224	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17170	0
01/01/2013 to 12/31/2013	$10.17170	$13.36689	0
01/01/2014 to 12/31/2014	$13.36689	$14.39391	0
01/01/2015 to 12/31/2015	$14.39391	$13.96130	0
01/01/2016 to 12/31/2016	$13.96130	$15.47512	0
01/01/2017 to 12/31/2017	$15.47512	$17.74215	0
01/01/2018 to 12/31/2018	$17.74215	$15.57270	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.64001	$7.74993	0
01/01/2010 to 12/31/2010	$7.74993	$9.34633	0
01/01/2011 to 12/31/2011	$9.34633	$8.90497	0
01/01/2012 to 12/31/2012	$8.90497	$10.19003	0
01/01/2013 to 12/31/2013	$10.19003	$14.13811	0
01/01/2014 to 12/31/2014	$14.13811	$15.78145	0
01/01/2015 to 12/31/2015	$15.78145	$14.54932	0
01/01/2016 to 12/31/2016	$14.54932	$16.80707	0
01/01/2017 to 12/31/2017	$16.80707	$18.68610	0
01/01/2018 to 12/31/2018	$18.68610	$15.25233	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27738	0
01/01/2013 to 12/31/2013	$10.27738	$11.94024	0
01/01/2014 to 12/31/2014	$11.94024	$12.26513	0
01/01/2015 to 12/31/2015	$12.26513	$11.83425	0
01/01/2016 to 12/31/2016	$11.83425	$12.06240	0
01/01/2017 to 12/31/2017	$12.06240	$13.72961	0
01/01/2018 to 12/31/2018	$13.72961	$12.30233	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55712	$9.04069	0
01/01/2010 to 12/31/2010	$9.04069	$10.80008	0
01/01/2011 to 12/31/2011	$10.80008	$8.41294	0
01/01/2012 to 12/31/2012	$8.41294	$9.69280	0
01/01/2013 to 12/31/2013	$9.69280	$9.49101	0
01/01/2014 to 12/31/2014	$9.49101	$8.83840	0
01/01/2015 to 12/31/2015	$8.83840	$7.19064	0
01/01/2016 to 12/31/2016	$7.19064	$7.89410	0
01/01/2017 to 12/31/2017	$7.89410	$9.74764	0
01/01/2018 to 12/31/2018	$9.74764	$8.18466	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.23216	$9.65455	0
01/01/2010 to 12/31/2010	$9.65455	$10.42982	0
01/01/2011 to 12/31/2011	$10.42982	$10.29184	0
01/01/2012 to 12/31/2012	$10.29184	$11.09793	0
01/01/2013 to 12/31/2013	$11.09793	$11.84159	0
01/01/2014 to 12/31/2014	$11.84159	$12.23751	0
01/01/2015 to 12/31/2015	$12.23751	$11.97327	0
01/01/2016 to 12/31/2016	$11.97327	$12.34502	0
01/01/2017 to 12/31/2017	$12.34502	$13.28380	0
01/01/2018 to 12/31/2018	$13.28380	$12.60810	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05916	0
01/01/2012 to 12/31/2012	$10.05916	$10.52613	0
01/01/2013 to 12/31/2013	$10.52613	$10.04616	0
01/01/2014 to 12/31/2014	$10.04616	$10.41004	0
01/01/2015 to 12/31/2015	$10.41004	$10.14341	0
01/01/2016 to 12/31/2016	$10.14341	$10.32788	0
01/01/2017 to 12/31/2017	$10.32788	$10.66315	0
01/01/2018 to 12/31/2018	$10.66315	$10.33197	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.10248	$7.51087	0
01/01/2010 to 12/31/2010	$7.51087	$8.73399	0
01/01/2011 to 12/31/2011	$8.73399	$8.00320	0
01/01/2012 to 12/31/2012	$8.00320	$8.82911	0
01/01/2013 to 12/31/2013	$8.82911	$10.09478	0
01/01/2014 to 12/31/2014	$10.09478	$10.76987	0
01/01/2015 to 12/31/2015	$10.76987	$10.45781	0
01/01/2016 to 12/31/2016	$10.45781	$11.24935	0
01/01/2017 to 12/31/2017	$11.24935	$12.76063	0
01/01/2018 to 12/31/2018	$12.76063	$11.51870	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62425	0
01/01/2014 to 12/31/2014	$11.62425	$13.08810	0
01/01/2015 to 12/31/2015	$13.08810	$12.98445	0
01/01/2016 to 12/31/2016	$12.98445	$14.06381	0
01/01/2017 to 12/31/2017	$14.06381	$16.68364	0
01/01/2018 to 12/31/2018	$16.68364	$15.13231	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.82066	$6.92791	0
01/01/2010 to 12/31/2010	$6.92791	$7.78733	0
01/01/2011 to 12/31/2011	$7.78733	$7.87158	0
01/01/2012 to 12/31/2012	$7.87158	$9.13645	0
01/01/2013 to 12/31/2013	$9.13645	$11.82112	0
01/01/2014 to 12/31/2014	$11.82112	$13.53740	0
01/01/2015 to 12/31/2015	$13.53740	$13.63330	0
01/01/2016 to 12/31/2016	$13.63330	$15.29810	0
01/01/2017 to 12/31/2017	$15.29810	$18.27329	0
01/01/2018 to 12/31/2018	$18.27329	$16.38395	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86036	0
01/01/2012 to 12/31/2012	$8.86036	$9.79528	0
01/01/2013 to 12/31/2013	$9.79528	$11.71354	0
01/01/2014 to 12/31/2014	$11.71354	$12.18814	0
01/01/2015 to 12/31/2015	$12.18814	$11.92585	0
01/01/2016 to 12/31/2016	$11.92585	$12.38894	0
01/01/2017 to 12/31/2017	$12.38894	$14.30666	0
01/01/2018 to 12/31/2018	$14.30666	$13.06348	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.31417	$8.81729	922
01/01/2010 to 12/31/2010	$8.81729	$9.64125	472
01/01/2011 to 12/31/2011	$9.64125	$9.24880	435
01/01/2012 to 12/31/2012	$9.24880	$9.96486	467
01/01/2013 to 12/31/2013	$9.96486	$10.94677	136
01/01/2014 to 12/31/2014	$10.94677	$11.24472	0
01/01/2015 to 12/31/2015	$11.24472	$10.96798	0
01/01/2016 to 12/31/2016	$10.96798	$11.23230	0
01/01/2017 to 12/31/2017	$11.23230	$12.75618	0
01/01/2018 to 12/31/2018	$12.75618	$11.47638	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.56378	$7.21128	0
01/01/2010 to 12/31/2010	$7.21128	$9.33864	0
01/01/2011 to 12/31/2011	$9.33864	$7.92780	0
01/01/2012 to 12/31/2012	$7.92780	$9.30000	0
01/01/2013 to 12/31/2013	$9.30000	$12.79453	0
01/01/2014 to 12/31/2014	$12.79453	$13.11786	0
01/01/2015 to 12/31/2015	$13.11786	$12.98721	0
01/01/2016 to 12/31/2016	$12.98721	$13.66626	0
01/01/2017 to 12/31/2017	$13.66626	$17.05036	0
01/01/2018 to 12/31/2018	$17.05036	$14.84984	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.25113	$8.17829	0
01/01/2010 to 12/31/2010	$8.17829	$10.90035	0
01/01/2011 to 12/31/2011	$10.90035	$10.54577	0
01/01/2012 to 12/31/2012	$10.54577	$11.55743	0
01/01/2013 to 12/31/2013	$11.55743	$15.26349	0
01/01/2014 to 12/31/2014	$15.26349	$15.48201	0
01/01/2015 to 12/31/2015	$15.48201	$15.24488	0
01/01/2016 to 12/31/2016	$15.24488	$16.69389	0
01/01/2017 to 12/31/2017	$16.69389	$20.21196	0
01/01/2018 to 12/31/2018	$20.21196	$18.08518	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.47383	$8.03269	0
01/01/2010 to 12/31/2010	$8.03269	$9.88822	0
01/01/2011 to 12/31/2011	$9.88822	$9.08373	0
01/01/2012 to 12/31/2012	$9.08373	$10.48624	0
01/01/2013 to 12/31/2013	$10.48624	$14.07707	0
01/01/2014 to 12/31/2014	$14.07707	$14.47795	0
01/01/2015 to 12/31/2015	$14.47795	$13.53538	0
01/01/2016 to 12/31/2016	$13.53538	$17.08707	0
01/01/2017 to 12/31/2017	$17.08707	$17.92178	0
01/01/2018 to 12/31/2018	$17.92178	$14.51791	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.36181	$8.92871	0
01/01/2010 to 12/31/2010	$8.92871	$9.72969	0
01/01/2011 to 12/31/2011	$9.72969	$9.69497	0
01/01/2012 to 12/31/2012	$9.69497	$10.75004	0
01/01/2013 to 12/31/2013	$10.75004	$12.27096	0
01/01/2014 to 12/31/2014	$12.27096	$12.69369	0
01/01/2015 to 12/31/2015	$12.69369	$12.40700	0
01/01/2016 to 12/31/2016	$12.40700	$13.03689	0
01/01/2017 to 12/31/2017	$13.03689	$14.70046	0
01/01/2018 to 12/31/2018	$14.70046	$13.59557	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.83535	$8.74424	0
01/01/2010 to 12/31/2010	$8.74424	$9.89407	0
01/01/2011 to 12/31/2011	$9.89407	$9.50301	0
01/01/2012 to 12/31/2012	$9.50301	$10.91664	0
01/01/2013 to 12/31/2013	$10.91664	$15.36141	0
01/01/2014 to 12/31/2014	$15.36141	$16.26069	0
01/01/2015 to 12/31/2015	$16.26069	$17.40930	0
01/01/2016 to 12/31/2016	$17.40930	$17.46893	0
01/01/2017 to 12/31/2017	$17.46893	$23.53503	0
01/01/2018 to 12/31/2018	$23.53503	$23.87977	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99482	$6.92638	0
01/01/2010 to 12/31/2010	$6.92638	$7.60913	0
01/01/2011 to 12/31/2011	$7.60913	$7.39785	0
01/01/2012 to 12/31/2012	$7.39785	$8.19610	0
01/01/2013 to 12/31/2013	$8.19610	$10.78068	0
01/01/2014 to 12/31/2014	$10.78068	$10.69685	0
01/01/2015 to 12/31/2015	$10.69685	$9.81719	0
01/01/2016 to 12/31/2016	$9.81719	$10.17978	0
01/01/2017 to 12/31/2017	$10.17978	$11.59269	0
01/01/2018 to 12/31/2018	$11.59269	$10.22496	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.67201	$8.27631	0
01/01/2010 to 12/31/2010	$8.27631	$9.74001	0
01/01/2011 to 12/31/2011	$9.74001	$8.09666	0
01/01/2012 to 12/31/2012	$8.09666	$8.19631	0
01/01/2013 to 12/31/2013	$8.19631	$9.23949	0
01/01/2014 to 12/31/2014	$9.23949	$8.27221	0
01/01/2015 to 12/31/2015	$8.27221	$6.52587	0
01/01/2016 to 12/31/2016	$6.52587	$7.94574	0
01/01/2017 to 12/31/2017	$7.94574	$8.56367	0
01/01/2018 to 12/31/2018	$8.56367	$6.97241	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.08645	$11.04844	0
01/01/2010 to 12/31/2010	$11.04844	$11.41433	0
01/01/2011 to 12/31/2011	$11.41433	$11.61219	0
01/01/2012 to 12/31/2012	$11.61219	$11.93765	0
01/01/2013 to 12/31/2013	$11.93765	$11.22534	0
01/01/2014 to 12/31/2014	$11.22534	$11.02822	0
01/01/2015 to 12/31/2015	$11.02822	$10.27702	0
01/01/2016 to 12/31/2016	$10.27702	$10.47877	0
01/01/2017 to 12/31/2017	$10.47877	$10.44744	0
01/01/2018 to 12/31/2018	$10.44744	$10.40989	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.87769	$7.97555	0
01/01/2010 to 12/31/2010	$7.97555	$9.63188	0
01/01/2011 to 12/31/2011	$9.63188	$9.08589	0
01/01/2012 to 12/31/2012	$9.08589	$10.51085	0
01/01/2013 to 12/31/2013	$10.51085	$13.59817	0
01/01/2014 to 12/31/2014	$13.59817	$15.27425	0
01/01/2015 to 12/31/2015	$15.27425	$13.93677	0
01/01/2016 to 12/31/2016	$13.93677	$15.52284	0
01/01/2017 to 12/31/2017	$15.52284	$17.97734	0
01/01/2018 to 12/31/2018	$17.97734	$14.65938	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.82033	$7.30333	0
01/01/2010 to 12/31/2010	$7.30333	$8.17987	0
01/01/2011 to 12/31/2011	$8.17987	$7.71587	0
01/01/2012 to 12/31/2012	$7.71587	$8.36794	0
01/01/2013 to 12/31/2013	$8.36794	$9.85179	0
01/01/2014 to 12/31/2014	$9.85179	$10.15513	0
01/01/2015 to 12/31/2015	$10.15513	$9.85882	0
01/01/2016 to 12/31/2016	$9.85882	$10.26111	0
01/01/2017 to 12/31/2017	$10.26111	$11.38864	0
01/01/2018 to 12/31/2018	$11.38864	$10.56933	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.23451	$10.07149	0
01/01/2010 to 12/31/2010	$10.07149	$10.60726	0
01/01/2011 to 12/31/2011	$10.60726	$10.98814	0
01/01/2012 to 12/31/2012	$10.98814	$11.57804	0
01/01/2013 to 12/31/2013	$11.57804	$11.14289	0
01/01/2014 to 12/31/2014	$11.14289	$11.67028	0
01/01/2015 to 12/31/2015	$11.67028	$11.54295	0
01/01/2016 to 12/31/2016	$11.54295	$11.85892	0
01/01/2017 to 12/31/2017	$11.85892	$12.31784	0
01/01/2018 to 12/31/2018	$12.31784	$11.76059	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.63717	$9.07066	0
01/01/2010 to 12/31/2010	$9.07066	$10.40084	0
01/01/2011 to 12/31/2011	$10.40084	$10.86798	0
01/01/2012 to 12/31/2012	$10.86798	$11.77059	0
01/01/2013 to 12/31/2013	$11.77059	$14.77203	0
01/01/2014 to 12/31/2014	$14.77203	$15.90836	0
01/01/2015 to 12/31/2015	$15.90836	$16.18966	0
01/01/2016 to 12/31/2016	$16.18966	$16.37887	0
01/01/2017 to 12/31/2017	$16.37887	$18.41262	0
01/01/2018 to 12/31/2018	$18.41262	$15.32429	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.01082	$8.95960	0
01/01/2010 to 12/31/2010	$8.95960	$10.62611	0
01/01/2011 to 12/31/2011	$10.62611	$10.95322	0
01/01/2012 to 12/31/2012	$10.95322	$13.06578	0
01/01/2013 to 12/31/2013	$13.06578	$17.85499	0
01/01/2014 to 12/31/2014	$17.85499	$19.61817	0
01/01/2015 to 12/31/2015	$19.61817	$20.06590	0
01/01/2016 to 12/31/2016	$20.06590	$20.42637	0
01/01/2017 to 12/31/2017	$20.42637	$23.62384	0
01/01/2018 to 12/31/2018	$23.62384	$23.21956	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.24823	$5.89709	0
01/01/2010 to 12/31/2010	$5.89709	$6.39132	0
01/01/2011 to 12/31/2011	$6.39132	$5.38070	0
01/01/2012 to 12/31/2012	$5.38070	$6.55671	0
01/01/2013 to 12/31/2013	$6.55671	$8.46088	0
01/01/2014 to 12/31/2014	$8.46088	$9.33411	0
01/01/2015 to 12/31/2015	$9.33411	$8.98318	0
01/01/2016 to 12/31/2016	$8.98318	$10.12176	0
01/01/2017 to 12/31/2017	$10.12176	$11.68871	0
01/01/2018 to 12/31/2018	$11.68871	$10.22752	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.29890	$9.69378	0
01/01/2010 to 12/31/2010	$9.69378	$9.74024	0
01/01/2011 to 12/31/2011	$9.74024	$10.47907	0
01/01/2012 to 12/31/2012	$10.47907	$12.01950	0
01/01/2013 to 12/31/2013	$12.01950	$16.41216	0
01/01/2014 to 12/31/2014	$16.41216	$19.83502	0
01/01/2015 to 12/31/2015	$19.83502	$20.35240	0
01/01/2016 to 12/31/2016	$20.35240	$19.07957	0
01/01/2017 to 12/31/2017	$19.07957	$22.54171	0
01/01/2018 to 12/31/2018	$22.54171	$22.99722	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.06947	$7.35896	0
01/01/2010 to 12/31/2010	$7.35896	$8.89737	0
01/01/2011 to 12/31/2011	$8.89737	$8.53795	0
01/01/2012 to 12/31/2012	$8.53795	$9.65896	0
01/01/2013 to 12/31/2013	$9.65896	$13.04090	0
01/01/2014 to 12/31/2014	$13.04090	$13.45160	0
01/01/2015 to 12/31/2015	$13.45160	$12.69274	0
01/01/2016 to 12/31/2016	$12.69274	$14.57769	0
01/01/2017 to 12/31/2017	$14.57769	$17.43386	0
01/01/2018 to 12/31/2018	$17.43386	$14.85657	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.68630	$8.47507	0
01/01/2010 to 12/31/2010	$8.47507	$9.37196	0
01/01/2011 to 12/31/2011	$9.37196	$9.44338	0
01/01/2012 to 12/31/2012	$9.44338	$10.39918	0
01/01/2013 to 12/31/2013	$10.39918	$13.27579	0
01/01/2014 to 12/31/2014	$13.27579	$14.64734	0
01/01/2015 to 12/31/2015	$14.64734	$14.84816	0
01/01/2016 to 12/31/2016	$14.84816	$15.23516	0
01/01/2017 to 12/31/2017	$15.23516	$18.65084	0
01/01/2018 to 12/31/2018	$18.65084	$17.88069	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.24345	$7.28722	0
01/01/2010 to 12/31/2010	$7.28722	$8.03774	0
01/01/2011 to 12/31/2011	$8.03774	$7.75269	0
01/01/2012 to 12/31/2012	$7.75269	$8.74211	0
01/01/2013 to 12/31/2013	$8.74211	$11.09440	0
01/01/2014 to 12/31/2014	$11.09440	$11.97467	0
01/01/2015 to 12/31/2015	$11.97467	$11.14529	0
01/01/2016 to 12/31/2016	$11.14529	$12.57005	0
01/01/2017 to 12/31/2017	$12.57005	$13.93191	0
01/01/2018 to 12/31/2018	$13.93191	$12.16338	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.17182	$8.34044	0
01/01/2010 to 12/31/2010	$8.34044	$10.46450	0
01/01/2011 to 12/31/2011	$10.46450	$9.92844	0
01/01/2012 to 12/31/2012	$9.92844	$11.19164	0
01/01/2013 to 12/31/2013	$11.19164	$14.27223	0
01/01/2014 to 12/31/2014	$14.27223	$14.76552	0
01/01/2015 to 12/31/2015	$14.76552	$14.46683	0
01/01/2016 to 12/31/2016	$14.46683	$15.95504	0
01/01/2017 to 12/31/2017	$15.95504	$18.44306	0
01/01/2018 to 12/31/2018	$18.44306	$15.85841	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.43508	$8.22804	0
01/01/2010 to 12/31/2010	$8.22804	$9.68304	0
01/01/2011 to 12/31/2011	$9.68304	$9.08951	0
01/01/2012 to 12/31/2012	$9.08951	$10.35110	0
01/01/2013 to 12/31/2013	$10.35110	$13.36547	0
01/01/2014 to 12/31/2014	$13.36547	$14.38812	0
01/01/2015 to 12/31/2015	$14.38812	$12.90104	0
01/01/2016 to 12/31/2016	$12.90104	$15.67338	0
01/01/2017 to 12/31/2017	$15.67338	$16.93856	0
01/01/2018 to 12/31/2018	$16.93856	$14.34777	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.49327	$6.86406	0
01/01/2010 to 12/31/2010	$6.86406	$8.36230	0
01/01/2011 to 12/31/2011	$8.36230	$8.55847	0
01/01/2012 to 12/31/2012	$8.55847	$9.79712	0
01/01/2013 to 12/31/2013	$9.79712	$9.58070	0
01/01/2014 to 12/31/2014	$9.58070	$11.70230	0
01/01/2015 to 12/31/2015	$11.70230	$11.47029	0
01/01/2016 to 12/31/2016	$11.47029	$11.84888	0
01/01/2017 to 12/31/2017	$11.84888	$12.50916	0
01/01/2018 to 12/31/2018	$12.50916	$11.52371	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.77901	$8.35634	0
01/01/2010 to 12/31/2010	$8.35634	$10.26458	0
01/01/2011 to 12/31/2011	$10.26458	$10.15747	0
01/01/2012 to 12/31/2012	$10.15747	$11.16213	0
01/01/2013 to 12/31/2013	$11.16213	$15.31427	0
01/01/2014 to 12/31/2014	$15.31427	$15.28730	0
01/01/2015 to 12/31/2015	$15.28730	$15.11091	0
01/01/2016 to 12/31/2016	$15.11091	$17.75179	0
01/01/2017 to 12/31/2017	$17.75179	$19.59423	0
01/01/2018 to 12/31/2018	$19.59423	$18.04079	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.14677	$8.40693	0
01/01/2010 to 12/31/2010	$8.40693	$10.02922	0
01/01/2011 to 12/31/2011	$10.02922	$9.39705	0
01/01/2012 to 12/31/2012	$9.39705	$10.66384	0
01/01/2013 to 12/31/2013	$10.66384	$14.34407	0
01/01/2014 to 12/31/2014	$14.34407	$14.82905	0
01/01/2015 to 12/31/2015	$14.82905	$13.28869	0
01/01/2016 to 12/31/2016	$13.28869	$16.72033	0
01/01/2017 to 12/31/2017	$16.72033	$17.92338	0
01/01/2018 to 12/31/2018	$17.92338	$15.01989	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.23610	$7.58715	0
01/01/2010 to 12/31/2010	$7.58715	$8.57564	0
01/01/2011 to 12/31/2011	$8.57564	$8.53530	0
01/01/2012 to 12/31/2012	$8.53530	$9.71605	0
01/01/2013 to 12/31/2013	$9.71605	$10.63830	0
01/01/2014 to 12/31/2014	$10.63830	$10.45240	0
01/01/2015 to 12/31/2015	$10.45240	$10.36749	0
01/01/2016 to 12/31/2016	$10.36749	$12.32353	0
01/01/2017 to 12/31/2017	$12.32353	$11.78524	0
01/01/2018 to 12/31/2018	$11.78524	$9.77367	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.18286	$7.77107	0
01/01/2010 to 12/31/2010	$7.77107	$8.04425	0
01/01/2011 to 12/31/2011	$8.04425	$9.23592	0
01/01/2012 to 12/31/2012	$9.23592	$9.03570	0
01/01/2013 to 12/31/2013	$9.03570	$10.00327	0
01/01/2014 to 12/31/2014	$10.00327	$12.30308	0
01/01/2015 to 12/31/2015	$12.30308	$11.25054	0
01/01/2016 to 12/31/2016	$11.25054	$12.64986	0
01/01/2017 to 12/31/2017	$12.64986	$13.67482	0
01/01/2018 to 12/31/2018	$13.67482	$13.74396	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily and Combination 5% Roll-Up and HAV Death
Benefit or Highest Daily Value Death Benefit (2.60%) OR TrueAccumulation HD 60 bps and Combo DB (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.90511	$8.36906	25,749
01/01/2010 to 12/31/2010	$8.36906	$9.13269	21,588
01/01/2011 to 12/31/2011	$9.13269	$8.66455	9,341
01/01/2012 to 12/31/2012	$8.66455	$9.50549	7,830
01/01/2013 to 12/31/2013	$9.50549	$10.18829	7,895
01/01/2014 to 12/31/2014	$10.18829	$10.30888	6,759
01/01/2015 to 12/31/2015	$10.30888	$9.72385	4,907
01/01/2016 to 12/31/2016	$9.72385	$10.07808	4,812
01/01/2017 to 12/31/2017	$10.07808	$11.05923	4,495
01/01/2018 to 12/31/2018	$11.05923	$9.90011	814
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.14503	$8.78822	8,500
01/01/2010 to 12/31/2010	$8.78822	$9.73918	8,192
01/01/2011 to 12/31/2011	$9.73918	$9.50307	7,701
01/01/2012 to 12/31/2012	$9.50307	$10.52559	7,481
01/01/2013 to 12/31/2013	$10.52559	$11.95700	6,911
01/01/2014 to 12/31/2014	$11.95700	$12.36541	5,964
01/01/2015 to 12/31/2015	$12.36541	$12.14823	5,374
01/01/2016 to 12/31/2016	$12.14823	$12.68210	5,012
01/01/2017 to 12/31/2017	$12.68210	$14.45345	2,667
01/01/2018 to 12/31/2018	$14.45345	$13.25548	2,325
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99789	$11.56562	0
01/01/2014 to 12/31/2014	$11.56562	$12.75665	0
01/01/2015 to 12/31/2015	$12.75665	$12.64755	0
01/01/2016 to 12/31/2016	$12.64755	$13.64677	0
01/01/2017 to 12/31/2017	$13.64677	$16.24583	0
01/01/2018 to 12/31/2018	$16.24583	$14.54347	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.22941	$8.68745	1,833
01/01/2010 to 12/31/2010	$8.68745	$9.50973	1,741
01/01/2011 to 12/31/2011	$9.50973	$9.15615	1,704
01/01/2012 to 12/31/2012	$9.15615	$10.03661	0
01/01/2013 to 12/31/2013	$10.03661	$11.50827	0
01/01/2014 to 12/31/2014	$11.50827	$11.94767	0
01/01/2015 to 12/31/2015	$11.94767	$11.69983	0
01/01/2016 to 12/31/2016	$11.69983	$12.12178	0
01/01/2017 to 12/31/2017	$12.12178	$13.57608	0
01/01/2018 to 12/31/2018	$13.57608	$12.57681	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99789	$9.11127	0
01/01/2012 to 12/31/2012	$9.11127	$9.93596	0
01/01/2013 to 12/31/2013	$9.93596	$10.73482	0
01/01/2014 to 12/31/2014	$10.73482	$10.97453	0
01/01/2015 to 12/31/2015	$10.97453	$10.37502	0
01/01/2016 to 12/31/2016	$10.37502	$10.81616	0
01/01/2017 to 12/31/2017	$10.81616	$11.87198	0
01/01/2018 to 12/31/2018	$11.87198	$10.95831	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.15536	$10.91006	0
01/01/2010 to 12/31/2010	$10.91006	$11.04777	0
01/01/2011 to 12/31/2011	$11.04777	$11.00994	0
01/01/2012 to 12/31/2012	$11.00994	$11.23377	0
01/01/2013 to 12/31/2013	$11.23377	$10.71052	0
01/01/2014 to 12/31/2014	$10.71052	$10.42859	0
01/01/2015 to 12/31/2015	$10.42859	$10.21299	0
01/01/2016 to 12/31/2016	$10.21299	$10.11717	0
01/01/2017 to 12/31/2017	$10.11717	$10.02932	0
01/01/2018 to 12/31/2018	$10.02932	$9.84621	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.06363	$11.42925	0
01/01/2010 to 12/31/2010	$11.42925	$11.99896	0
01/01/2011 to 12/31/2011	$11.99896	$12.06665	0
01/01/2012 to 12/31/2012	$12.06665	$12.85609	0
01/01/2013 to 12/31/2013	$12.85609	$12.29957	0
01/01/2014 to 12/31/2014	$12.29957	$12.49467	0
01/01/2015 to 12/31/2015	$12.49467	$11.92089	0
01/01/2016 to 12/31/2016	$11.92089	$12.11026	0
01/01/2017 to 12/31/2017	$12.11026	$12.31849	0
01/01/2018 to 12/31/2018	$12.31849	$11.92501	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92250	$9.64394	0
01/01/2010 to 12/31/2010	$9.64394	$10.45049	0
01/01/2011 to 12/31/2011	$10.45049	$11.56907	0
01/01/2012 to 12/31/2012	$11.56907	$11.91935	0
01/01/2013 to 12/31/2013	$11.91935	$11.25166	0
01/01/2014 to 12/31/2014	$11.25166	$11.25801	0
01/01/2015 to 12/31/2015	$11.25801	$11.06124	0
01/01/2016 to 12/31/2016	$11.06124	$10.95462	0
01/01/2017 to 12/31/2017	$10.95462	$10.75325	0
01/01/2018 to 12/31/2018	$10.75325	$10.55822	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90528	$9.54492	0
01/01/2010 to 12/31/2010	$9.54492	$10.35957	0
01/01/2011 to 12/31/2011	$10.35957	$11.70996	0
01/01/2012 to 12/31/2012	$11.70996	$12.08096	0
01/01/2013 to 12/31/2013	$12.08096	$11.20543	0
01/01/2014 to 12/31/2014	$11.20543	$11.38680	0
01/01/2015 to 12/31/2015	$11.38680	$11.21660	0
01/01/2016 to 12/31/2016	$11.21660	$11.09072	0
01/01/2017 to 12/31/2017	$11.09072	$10.89207	0
01/01/2018 to 12/31/2018	$10.89207	$10.67438	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88399	$9.22086	0
01/01/2010 to 12/31/2010	$9.22086	$10.05129	0
01/01/2011 to 12/31/2011	$10.05129	$11.62642	0
01/01/2012 to 12/31/2012	$11.62642	$12.04693	0
01/01/2013 to 12/31/2013	$12.04693	$10.97612	0
01/01/2014 to 12/31/2014	$10.97612	$11.35639	0
01/01/2015 to 12/31/2015	$11.35639	$11.23721	0
01/01/2016 to 12/31/2016	$11.23721	$11.16692	0
01/01/2017 to 12/31/2017	$11.16692	$10.98054	0
01/01/2018 to 12/31/2018	$10.98054	$10.73147	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99718	$10.92572	0
01/01/2011 to 12/31/2011	$10.92572	$12.81085	0
01/01/2012 to 12/31/2012	$12.81085	$13.33337	0
01/01/2013 to 12/31/2013	$13.33337	$12.08516	0
01/01/2014 to 12/31/2014	$12.08516	$12.68322	0
01/01/2015 to 12/31/2015	$12.68322	$12.58185	0
01/01/2016 to 12/31/2016	$12.58185	$12.51268	0
01/01/2017 to 12/31/2017	$12.51268	$12.38865	0
01/01/2018 to 12/31/2018	$12.38865	$12.08068	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99789	$11.93043	0
01/01/2012 to 12/31/2012	$11.93043	$12.30707	0
01/01/2013 to 12/31/2013	$12.30707	$10.82570	0
01/01/2014 to 12/31/2014	$10.82570	$11.64503	0
01/01/2015 to 12/31/2015	$11.64503	$11.58744	0
01/01/2016 to 12/31/2016	$11.58744	$11.50021	0
01/01/2017 to 12/31/2017	$11.50021	$11.38496	0
01/01/2018 to 12/31/2018	$11.38496	$11.07810	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99719	$10.32061	0
01/01/2013 to 12/31/2013	$10.32061	$9.03275	0
01/01/2014 to 12/31/2014	$9.03275	$9.91443	0
01/01/2015 to 12/31/2015	$9.91443	$9.92446	0
01/01/2016 to 12/31/2016	$9.92446	$9.85794	0
01/01/2017 to 12/31/2017	$9.85794	$9.77136	0
01/01/2018 to 12/31/2018	$9.77136	$9.49697	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99859	$8.68363	0
01/01/2014 to 12/31/2014	$8.68363	$9.69821	0
01/01/2015 to 12/31/2015	$9.69821	$9.72053	0
01/01/2016 to 12/31/2016	$9.72053	$9.65495	0
01/01/2017 to 12/31/2017	$9.65495	$9.56895	0
01/01/2018 to 12/31/2018	$9.56895	$9.26485	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99859	$11.21796	0
01/01/2015 to 12/31/2015	$11.21796	$11.15174	0
01/01/2016 to 12/31/2016	$11.15174	$11.13799	0
01/01/2017 to 12/31/2017	$11.13799	$11.05458	0
01/01/2018 to 12/31/2018	$11.05458	$10.69338	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99859	$9.86319	0
01/01/2016 to 12/31/2016	$9.86319	$9.81307	0
01/01/2017 to 12/31/2017	$9.81307	$9.79614	0
01/01/2018 to 12/31/2018	$9.79614	$9.44683	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99719	$9.80536	0
01/01/2017 to 12/31/2017	$9.80536	$9.81372	0
01/01/2018 to 12/31/2018	$9.81372	$9.44292	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99718	$9.96140	0
01/01/2018 to 12/31/2018	$9.96140	$9.50763	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99718	$9.58888	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.58102	$8.03875	1,022
01/01/2010 to 12/31/2010	$8.03875	$8.88272	0
01/01/2011 to 12/31/2011	$8.88272	$8.44758	0
01/01/2012 to 12/31/2012	$8.44758	$9.36257	0
01/01/2013 to 12/31/2013	$9.36257	$11.19464	0
01/01/2014 to 12/31/2014	$11.19464	$11.67374	0
01/01/2015 to 12/31/2015	$11.67374	$11.43815	0
01/01/2016 to 12/31/2016	$11.43815	$11.91076	0
01/01/2017 to 12/31/2017	$11.91076	$13.68622	0
01/01/2018 to 12/31/2018	$13.68622	$12.50768	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99789	$11.57301	0
01/01/2014 to 12/31/2014	$11.57301	$12.81438	0
01/01/2015 to 12/31/2015	$12.81438	$12.04311	0
01/01/2016 to 12/31/2016	$12.04311	$13.48649	0
01/01/2017 to 12/31/2017	$13.48649	$15.56432	0
01/01/2018 to 12/31/2018	$15.56432	$14.44435	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.90639	$7.59432	0
01/01/2010 to 12/31/2010	$7.59432	$9.52545	0
01/01/2011 to 12/31/2011	$9.52545	$9.89594	0
01/01/2012 to 12/31/2012	$9.89594	$11.12455	0
01/01/2013 to 12/31/2013	$11.12455	$11.18191	0
01/01/2014 to 12/31/2014	$11.18191	$14.26736	0
01/01/2015 to 12/31/2015	$14.26736	$14.57892	0
01/01/2016 to 12/31/2016	$14.57892	$14.89418	0
01/01/2017 to 12/31/2017	$14.89418	$15.42395	0
01/01/2018 to 12/31/2018	$15.42395	$14.31565	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.63254	$8.00611	7,573
01/01/2010 to 12/31/2010	$8.00611	$8.92372	7,404
01/01/2011 to 12/31/2011	$8.92372	$8.56674	4,997
01/01/2012 to 12/31/2012	$8.56674	$9.23686	5,121
01/01/2013 to 12/31/2013	$9.23686	$10.33122	5,758
01/01/2014 to 12/31/2014	$10.33122	$10.38635	5,984
01/01/2015 to 12/31/2015	$10.38635	$10.22301	5,524
01/01/2016 to 12/31/2016	$10.22301	$10.38802	5,230
01/01/2017 to 12/31/2017	$10.38802	$11.79289	3,398
01/01/2018 to 12/31/2018	$11.79289	$10.60187	2,733
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.08831	$8.01665	0
01/01/2010 to 12/31/2010	$8.01665	$9.39160	0
01/01/2011 to 12/31/2011	$9.39160	$8.69234	0
01/01/2012 to 12/31/2012	$8.69234	$10.74227	0
01/01/2013 to 12/31/2013	$10.74227	$10.92477	0
01/01/2014 to 12/31/2014	$10.92477	$12.13003	0
01/01/2015 to 12/31/2015	$12.13003	$11.81163	0
01/01/2016 to 12/31/2016	$11.81163	$11.61567	0
01/01/2017 to 12/31/2017	$11.61567	$12.55420	0
01/01/2018 to 12/31/2018	$12.55420	$11.65763	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.87733	$6.82725	0
01/01/2010 to 12/31/2010	$6.82725	$7.51163	0
01/01/2011 to 12/31/2011	$7.51163	$6.91721	0
01/01/2012 to 12/31/2012	$6.91721	$8.06728	0
01/01/2013 to 12/31/2013	$8.06728	$10.50003	0
01/01/2014 to 12/31/2014	$10.50003	$11.57754	0
01/01/2015 to 12/31/2015	$11.57754	$10.76225	0
01/01/2016 to 12/31/2016	$10.76225	$11.70039	0
01/01/2017 to 12/31/2017	$11.70039	$12.51578	0
01/01/2018 to 12/31/2018	$12.51578	$11.15632	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.99335	$9.17635	0
01/01/2010 to 12/31/2010	$9.17635	$10.71679	0
01/01/2011 to 12/31/2011	$10.71679	$10.13423	0
01/01/2012 to 12/31/2012	$10.13423	$11.81388	0
01/01/2013 to 12/31/2013	$11.81388	$15.22071	0
01/01/2014 to 12/31/2014	$15.22071	$16.54445	0
01/01/2015 to 12/31/2015	$16.54445	$15.20783	0
01/01/2016 to 12/31/2016	$15.20783	$15.06654	0
01/01/2017 to 12/31/2017	$15.06654	$18.66379	0
01/01/2018 to 12/31/2018	$18.66379	$17.39650	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.56975	$9.10277	0
01/01/2010 to 12/31/2010	$9.10277	$9.90075	0
01/01/2011 to 12/31/2011	$9.90075	$9.60096	0
01/01/2012 to 12/31/2012	$9.60096	$10.30474	0
01/01/2013 to 12/31/2013	$10.30474	$11.02956	0
01/01/2014 to 12/31/2014	$11.02956	$11.18404	0
01/01/2015 to 12/31/2015	$11.18404	$10.80103	0
01/01/2016 to 12/31/2016	$10.80103	$11.08086	0
01/01/2017 to 12/31/2017	$11.08086	$12.12714	0
01/01/2018 to 12/31/2018	$12.12714	$10.98347	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.60806	$9.40562	0
01/01/2010 to 12/31/2010	$9.40562	$11.62083	0
01/01/2011 to 12/31/2011	$11.62083	$11.47389	0
01/01/2012 to 12/31/2012	$11.47389	$12.93675	0
01/01/2013 to 12/31/2013	$12.93675	$17.50238	0
01/01/2014 to 12/31/2014	$17.50238	$18.28599	0
01/01/2015 to 12/31/2015	$18.28599	$16.84269	0
01/01/2016 to 12/31/2016	$16.84269	$20.40741	0
01/01/2017 to 12/31/2017	$20.40741	$22.31518	0
01/01/2018 to 12/31/2018	$22.31518	$18.68714	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.08210	$9.85048	0
01/01/2010 to 12/31/2010	$9.85048	$9.60294	0
01/01/2011 to 12/31/2011	$9.60294	$9.36167	0
01/01/2012 to 12/31/2012	$9.36167	$9.12424	0
01/01/2013 to 12/31/2013	$9.12424	$8.89264	0
01/01/2014 to 12/31/2014	$8.89264	$8.66704	0
01/01/2015 to 12/31/2015	$8.66704	$8.44692	0
01/01/2016 to 12/31/2016	$8.44692	$8.23316	0
01/01/2017 to 12/31/2017	$8.23316	$8.05197	0
01/01/2018 to 12/31/2018	$8.05197	$7.94850	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.60858	$10.05191	0
01/01/2010 to 12/31/2010	$10.05191	$11.11947	0
01/01/2011 to 12/31/2011	$11.11947	$11.18170	0
01/01/2012 to 12/31/2012	$11.18170	$12.40945	0
01/01/2013 to 12/31/2013	$12.40945	$12.96296	0
01/01/2014 to 12/31/2014	$12.96296	$12.95709	0
01/01/2015 to 12/31/2015	$12.95709	$12.17821	0
01/01/2016 to 12/31/2016	$12.17821	$13.69739	0
01/01/2017 to 12/31/2017	$13.69739	$14.34819	0
01/01/2018 to 12/31/2018	$14.34819	$13.70434	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.43099	$6.32182	0
01/01/2010 to 12/31/2010	$6.32182	$6.97229	0
01/01/2011 to 12/31/2011	$6.97229	$6.51125	0
01/01/2012 to 12/31/2012	$6.51125	$7.41731	0
01/01/2013 to 12/31/2013	$7.41731	$10.11079	0
01/01/2014 to 12/31/2014	$10.11079	$11.20881	0
01/01/2015 to 12/31/2015	$11.20881	$10.06824	0
01/01/2016 to 12/31/2016	$10.06824	$11.76475	0
01/01/2017 to 12/31/2017	$11.76475	$13.66789	0
01/01/2018 to 12/31/2018	$13.66789	$11.43402	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.34913	$7.05319	0
01/01/2010 to 12/31/2010	$7.05319	$7.87092	0
01/01/2011 to 12/31/2011	$7.87092	$6.67987	0
01/01/2012 to 12/31/2012	$6.67987	$7.83602	0
01/01/2013 to 12/31/2013	$7.83602	$9.09268	0
01/01/2014 to 12/31/2014	$9.09268	$8.37226	0
01/01/2015 to 12/31/2015	$8.37226	$8.41661	0
01/01/2016 to 12/31/2016	$8.41661	$7.89360	0
01/01/2017 to 12/31/2017	$7.89360	$10.41958	0
01/01/2018 to 12/31/2018	$10.41958	$8.79998	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.69373	$7.24156	0
01/01/2010 to 12/31/2010	$7.24156	$7.84007	0
01/01/2011 to 12/31/2011	$7.84007	$6.68238	0
01/01/2012 to 12/31/2012	$6.68238	$7.59858	0
01/01/2013 to 12/31/2013	$7.59858	$8.84752	0
01/01/2014 to 12/31/2014	$8.84752	$8.04489	0
01/01/2015 to 12/31/2015	$8.04489	$7.90475	0
01/01/2016 to 12/31/2016	$7.90475	$7.74933	0
01/01/2017 to 12/31/2017	$7.74933	$9.27629	0
01/01/2018 to 12/31/2018	$9.27629	$7.58083	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.09651	$8.76076	0
01/01/2010 to 12/31/2010	$8.76076	$9.71831	0
01/01/2011 to 12/31/2011	$9.71831	$9.41805	0
01/01/2012 to 12/31/2012	$9.41805	$10.42534	0
01/01/2013 to 12/31/2013	$10.42534	$11.81521	0
01/01/2014 to 12/31/2014	$11.81521	$12.24821	0
01/01/2015 to 12/31/2015	$12.24821	$11.81224	0
01/01/2016 to 12/31/2016	$11.81224	$12.11375	0
01/01/2017 to 12/31/2017	$12.11375	$13.80919	0
01/01/2018 to 12/31/2018	$13.80919	$12.46468	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.88675	$7.79596	0
01/01/2010 to 12/31/2010	$7.79596	$8.14300	0
01/01/2011 to 12/31/2011	$8.14300	$7.21038	0
01/01/2012 to 12/31/2012	$7.21038	$8.56676	0
01/01/2013 to 12/31/2013	$8.56676	$9.63186	0
01/01/2014 to 12/31/2014	$9.63186	$8.78984	0
01/01/2015 to 12/31/2015	$8.78984	$8.32725	0
01/01/2016 to 12/31/2016	$8.32725	$8.27317	0
01/01/2017 to 12/31/2017	$8.27317	$10.45318	0
01/01/2018 to 12/31/2018	$10.45318	$8.40681	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.75352	$9.22075	650
01/01/2010 to 12/31/2010	$9.22075	$9.64447	726
01/01/2011 to 12/31/2011	$9.64447	$9.42208	461
01/01/2012 to 12/31/2012	$9.42208	$10.16686	603
01/01/2013 to 12/31/2013	$10.16686	$11.00210	70
01/01/2014 to 12/31/2014	$11.00210	$11.30727	67
01/01/2015 to 12/31/2015	$11.30727	$11.00013	56
01/01/2016 to 12/31/2016	$11.00013	$11.13305	56
01/01/2017 to 12/31/2017	$11.13305	$12.16879	89
01/01/2018 to 12/31/2018	$12.16879	$11.25026	46
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08328	$10.27835	0
01/01/2010 to 12/31/2010	$10.27835	$11.15124	0
01/01/2011 to 12/31/2011	$11.15124	$10.94068	0
01/01/2012 to 12/31/2012	$10.94068	$12.28196	0
01/01/2013 to 12/31/2013	$12.28196	$16.33886	0
01/01/2014 to 12/31/2014	$16.33886	$17.43768	0
01/01/2015 to 12/31/2015	$17.43768	$18.80244	0
01/01/2016 to 12/31/2016	$18.80244	$18.05801	0
01/01/2017 to 12/31/2017	$18.05801	$23.90756	0
01/01/2018 to 12/31/2018	$23.90756	$22.92199	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.92194	$7.48936	0
01/01/2010 to 12/31/2010	$7.48936	$8.74126	0
01/01/2011 to 12/31/2011	$8.74126	$8.44207	0
01/01/2012 to 12/31/2012	$8.44207	$9.23663	0
01/01/2013 to 12/31/2013	$9.23663	$12.29826	0
01/01/2014 to 12/31/2014	$12.29826	$13.25553	0
01/01/2015 to 12/31/2015	$13.25553	$14.22042	0
01/01/2016 to 12/31/2016	$14.22042	$14.63325	0
01/01/2017 to 12/31/2017	$14.63325	$18.96820	0
01/01/2018 to 12/31/2018	$18.96820	$17.98723	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.68620	$8.56961	0
01/01/2010 to 12/31/2010	$8.56961	$9.35837	0
01/01/2011 to 12/31/2011	$9.35837	$8.83555	0
01/01/2012 to 12/31/2012	$8.83555	$10.59828	0
01/01/2013 to 12/31/2013	$10.59828	$13.18388	0
01/01/2014 to 12/31/2014	$13.18388	$13.31577	0
01/01/2015 to 12/31/2015	$13.31577	$12.78765	0
01/01/2016 to 12/31/2016	$12.78765	$13.35026	0
01/01/2017 to 12/31/2017	$13.35026	$16.11460	0
01/01/2018 to 12/31/2018	$16.11460	$14.20315	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.65761	$8.06565	0
01/01/2010 to 12/31/2010	$8.06565	$8.86605	0
01/01/2011 to 12/31/2011	$8.86605	$8.59016	0
01/01/2012 to 12/31/2012	$8.59016	$9.80216	0
01/01/2013 to 12/31/2013	$9.80216	$13.06031	0
01/01/2014 to 12/31/2014	$13.06031	$13.83754	0
01/01/2015 to 12/31/2015	$13.83754	$14.46119	0
01/01/2016 to 12/31/2016	$14.46119	$14.36445	0
01/01/2017 to 12/31/2017	$14.36445	$18.30039	0
01/01/2018 to 12/31/2018	$18.30039	$18.21676	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99789	$10.16252	0
01/01/2013 to 12/31/2013	$10.16252	$13.32229	0
01/01/2014 to 12/31/2014	$13.32229	$14.31090	0
01/01/2015 to 12/31/2015	$14.31090	$13.84684	0
01/01/2016 to 12/31/2016	$13.84684	$15.31089	0
01/01/2017 to 12/31/2017	$15.31089	$17.51106	0
01/01/2018 to 12/31/2018	$17.51106	$15.33201	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.62030	$7.70407	0
01/01/2010 to 12/31/2010	$7.70407	$9.26841	0
01/01/2011 to 12/31/2011	$9.26841	$8.80906	0
01/01/2012 to 12/31/2012	$8.80906	$10.05553	0
01/01/2013 to 12/31/2013	$10.05553	$13.91746	0
01/01/2014 to 12/31/2014	$13.91746	$15.49733	0
01/01/2015 to 12/31/2015	$15.49733	$14.25250	0
01/01/2016 to 12/31/2016	$14.25250	$16.42412	0
01/01/2017 to 12/31/2017	$16.42412	$18.21582	0
01/01/2018 to 12/31/2018	$18.21582	$14.83205	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99789	$10.26051	0
01/01/2013 to 12/31/2013	$10.26051	$11.89159	0
01/01/2014 to 12/31/2014	$11.89159	$12.18539	0
01/01/2015 to 12/31/2015	$12.18539	$11.72871	0
01/01/2016 to 12/31/2016	$11.72871	$11.92572	0
01/01/2017 to 12/31/2017	$11.92572	$13.54088	0
01/01/2018 to 12/31/2018	$13.54088	$12.10339	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55104	$9.00883	0
01/01/2010 to 12/31/2010	$9.00883	$10.73579	0
01/01/2011 to 12/31/2011	$10.73579	$8.34239	0
01/01/2012 to 12/31/2012	$8.34239	$9.58798	0
01/01/2013 to 12/31/2013	$9.58798	$9.36551	0
01/01/2014 to 12/31/2014	$9.36551	$8.70029	0
01/01/2015 to 12/31/2015	$8.70029	$7.06099	0
01/01/2016 to 12/31/2016	$7.06099	$7.73293	0
01/01/2017 to 12/31/2017	$7.73293	$9.52534	0
01/01/2018 to 12/31/2018	$9.52534	$7.97843	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.20349	$9.59729	18,553
01/01/2010 to 12/31/2010	$9.59729	$10.34265	7,533
01/01/2011 to 12/31/2011	$10.34265	$10.18102	7,533
01/01/2012 to 12/31/2012	$10.18102	$10.95161	7,533
01/01/2013 to 12/31/2013	$10.95161	$11.65694	6,211
01/01/2014 to 12/31/2014	$11.65694	$12.01717	4,238
01/01/2015 to 12/31/2015	$12.01717	$11.72898	3,653
01/01/2016 to 12/31/2016	$11.72898	$12.06370	3,652
01/01/2017 to 12/31/2017	$12.06370	$12.94957	0
01/01/2018 to 12/31/2018	$12.94957	$12.26074	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01781	$10.05492	0
01/01/2012 to 12/31/2012	$10.05492	$10.49594	0
01/01/2013 to 12/31/2013	$10.49594	$9.99293	0
01/01/2014 to 12/31/2014	$9.99293	$10.32955	0
01/01/2015 to 12/31/2015	$10.32955	$10.04037	0
01/01/2016 to 12/31/2016	$10.04037	$10.19803	0
01/01/2017 to 12/31/2017	$10.19803	$10.50345	0
01/01/2018 to 12/31/2018	$10.50345	$10.15224	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.08124	$7.46648	5,360
01/01/2010 to 12/31/2010	$7.46648	$8.66116	5,490
01/01/2011 to 12/31/2011	$8.66116	$7.91704	3,334
01/01/2012 to 12/31/2012	$7.91704	$8.71273	3,538
01/01/2013 to 12/31/2013	$8.71273	$9.93738	3,573
01/01/2014 to 12/31/2014	$9.93738	$10.57593	3,750
01/01/2015 to 12/31/2015	$10.57593	$10.24438	3,425
01/01/2016 to 12/31/2016	$10.24438	$10.99291	3,376
01/01/2017 to 12/31/2017	$10.99291	$12.43933	3,347
01/01/2018 to 12/31/2018	$12.43933	$11.20110	2,529
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99789	$11.60492	0
01/01/2014 to 12/31/2014	$11.60492	$13.03433	0
01/01/2015 to 12/31/2015	$13.03433	$12.89953	0
01/01/2016 to 12/31/2016	$12.89953	$13.93783	0
01/01/2017 to 12/31/2017	$13.93783	$16.49399	0
01/01/2018 to 12/31/2018	$16.49399	$14.92351	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.80030	$6.88671	0
01/01/2010 to 12/31/2010	$6.88671	$7.72214	0
01/01/2011 to 12/31/2011	$7.72214	$7.78670	0
01/01/2012 to 12/31/2012	$7.78670	$9.01577	0
01/01/2013 to 12/31/2013	$9.01577	$11.63651	0
01/01/2014 to 12/31/2014	$11.63651	$13.29341	0
01/01/2015 to 12/31/2015	$13.29341	$13.35496	0
01/01/2016 to 12/31/2016	$13.35496	$14.94932	0
01/01/2017 to 12/31/2017	$14.94932	$17.81324	0
01/01/2018 to 12/31/2018	$17.81324	$15.93232	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99789	$8.84588	0
01/01/2012 to 12/31/2012	$8.84588	$9.75538	0
01/01/2013 to 12/31/2013	$9.75538	$11.63748	0
01/01/2014 to 12/31/2014	$11.63748	$12.07949	0
01/01/2015 to 12/31/2015	$12.07949	$11.79060	0
01/01/2016 to 12/31/2016	$11.79060	$12.21853	0
01/01/2017 to 12/31/2017	$12.21853	$14.07565	0
01/01/2018 to 12/31/2018	$14.07565	$12.82109	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.30215	$8.78141	0
01/01/2010 to 12/31/2010	$8.78141	$9.57869	0
01/01/2011 to 12/31/2011	$9.57869	$9.16630	0
01/01/2012 to 12/31/2012	$9.16630	$9.85181	0
01/01/2013 to 12/31/2013	$9.85181	$10.79619	0
01/01/2014 to 12/31/2014	$10.79619	$11.06303	0
01/01/2015 to 12/31/2015	$11.06303	$10.76424	0
01/01/2016 to 12/31/2016	$10.76424	$10.99688	0
01/01/2017 to 12/31/2017	$10.99688	$12.45861	0
01/01/2018 to 12/31/2018	$12.45861	$11.18121	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.54434	$7.16865	0
01/01/2010 to 12/31/2010	$7.16865	$9.26082	0
01/01/2011 to 12/31/2011	$9.26082	$7.84260	0
01/01/2012 to 12/31/2012	$7.84260	$9.17757	0
01/01/2013 to 12/31/2013	$9.17757	$12.59524	0
01/01/2014 to 12/31/2014	$12.59524	$12.88207	0
01/01/2015 to 12/31/2015	$12.88207	$12.72268	0
01/01/2016 to 12/31/2016	$12.72268	$13.35524	0
01/01/2017 to 12/31/2017	$13.35524	$16.62174	0
01/01/2018 to 12/31/2018	$16.62174	$14.44106	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.22934	$8.12977	0
01/01/2010 to 12/31/2010	$8.12977	$10.80926	0
01/01/2011 to 12/31/2011	$10.80926	$10.43218	0
01/01/2012 to 12/31/2012	$10.43218	$11.40492	0
01/01/2013 to 12/31/2013	$11.40492	$15.02541	0
01/01/2014 to 12/31/2014	$15.02541	$15.20324	0
01/01/2015 to 12/31/2015	$15.20324	$14.93378	0
01/01/2016 to 12/31/2016	$14.93378	$16.31349	0
01/01/2017 to 12/31/2017	$16.31349	$19.70338	0
01/01/2018 to 12/31/2018	$19.70338	$17.58677	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.45116	$7.98505	0
01/01/2010 to 12/31/2010	$7.98505	$9.80538	0
01/01/2011 to 12/31/2011	$9.80538	$8.98574	0
01/01/2012 to 12/31/2012	$8.98574	$10.34769	0
01/01/2013 to 12/31/2013	$10.34769	$13.85714	0
01/01/2014 to 12/31/2014	$13.85714	$14.21692	0
01/01/2015 to 12/31/2015	$14.21692	$13.25882	0
01/01/2016 to 12/31/2016	$13.25882	$16.69725	0
01/01/2017 to 12/31/2017	$16.69725	$17.47046	0
01/01/2018 to 12/31/2018	$17.47046	$14.11750	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.33608	$8.87583	6,023
01/01/2010 to 12/31/2010	$8.87583	$9.64852	6,415
01/01/2011 to 12/31/2011	$9.64852	$9.59058	4,917
01/01/2012 to 12/31/2012	$9.59058	$10.60834	3,809
01/01/2013 to 12/31/2013	$10.60834	$12.07960	3,671
01/01/2014 to 12/31/2014	$12.07960	$12.46526	1,475
01/01/2015 to 12/31/2015	$12.46526	$12.15392	1,367
01/01/2016 to 12/31/2016	$12.15392	$12.73990	1,499
01/01/2017 to 12/31/2017	$12.73990	$14.33065	1,951
01/01/2018 to 12/31/2018	$14.33065	$13.22100	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.81488	$8.69213	0
01/01/2010 to 12/31/2010	$8.69213	$9.81104	0
01/01/2011 to 12/31/2011	$9.81104	$9.40034	0
01/01/2012 to 12/31/2012	$9.40034	$10.77223	0
01/01/2013 to 12/31/2013	$10.77223	$15.12126	0
01/01/2014 to 12/31/2014	$15.12126	$15.96731	0
01/01/2015 to 12/31/2015	$15.96731	$17.05344	0
01/01/2016 to 12/31/2016	$17.05344	$17.07021	0
01/01/2017 to 12/31/2017	$17.07021	$22.94197	0
01/01/2018 to 12/31/2018	$22.94197	$23.22097	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.97386	$6.88538	0
01/01/2010 to 12/31/2010	$6.88538	$7.54575	0
01/01/2011 to 12/31/2011	$7.54575	$7.31829	0
01/01/2012 to 12/31/2012	$7.31829	$8.08812	0
01/01/2013 to 12/31/2013	$8.08812	$10.61279	0
01/01/2014 to 12/31/2014	$10.61279	$10.50453	0
01/01/2015 to 12/31/2015	$10.50453	$9.61702	0
01/01/2016 to 12/31/2016	$9.61702	$9.94791	0
01/01/2017 to 12/31/2017	$9.94791	$11.30119	0
01/01/2018 to 12/31/2018	$11.30119	$9.94337	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.65222	$8.22729	0
01/01/2010 to 12/31/2010	$8.22729	$9.65868	0
01/01/2011 to 12/31/2011	$9.65868	$8.00950	0
01/01/2012 to 12/31/2012	$8.00950	$8.08819	0
01/01/2013 to 12/31/2013	$8.08819	$9.09544	0
01/01/2014 to 12/31/2014	$9.09544	$8.12344	0
01/01/2015 to 12/31/2015	$8.12344	$6.39283	0
01/01/2016 to 12/31/2016	$6.39283	$7.76477	0
01/01/2017 to 12/31/2017	$7.76477	$8.34825	0
01/01/2018 to 12/31/2018	$8.34825	$6.78029	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.05138	$10.98318	0
01/01/2010 to 12/31/2010	$10.98318	$11.31927	0
01/01/2011 to 12/31/2011	$11.31927	$11.48749	0
01/01/2012 to 12/31/2012	$11.48749	$11.78046	0
01/01/2013 to 12/31/2013	$11.78046	$11.05048	0
01/01/2014 to 12/31/2014	$11.05048	$10.82994	0
01/01/2015 to 12/31/2015	$10.82994	$10.06770	0
01/01/2016 to 12/31/2016	$10.06770	$10.24039	0
01/01/2017 to 12/31/2017	$10.24039	$10.18489	0
01/01/2018 to 12/31/2018	$10.18489	$10.12339	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.85728	$7.92849	0
01/01/2010 to 12/31/2010	$7.92849	$9.55176	0
01/01/2011 to 12/31/2011	$9.55176	$8.98837	0
01/01/2012 to 12/31/2012	$8.98837	$10.37269	0
01/01/2013 to 12/31/2013	$10.37269	$13.38662	0
01/01/2014 to 12/31/2014	$13.38662	$14.99997	0
01/01/2015 to 12/31/2015	$14.99997	$13.65309	0
01/01/2016 to 12/31/2016	$13.65309	$15.16994	0
01/01/2017 to 12/31/2017	$15.16994	$17.52591	0
01/01/2018 to 12/31/2018	$17.52591	$14.25604	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.80007	$7.26009	0
01/01/2010 to 12/31/2010	$7.26009	$8.11152	0
01/01/2011 to 12/31/2011	$8.11152	$7.63276	0
01/01/2012 to 12/31/2012	$7.63276	$8.25763	0
01/01/2013 to 12/31/2013	$8.25763	$9.69828	0
01/01/2014 to 12/31/2014	$9.69828	$9.97243	0
01/01/2015 to 12/31/2015	$9.97243	$9.65785	0
01/01/2016 to 12/31/2016	$9.65785	$10.02742	0
01/01/2017 to 12/31/2017	$10.02742	$11.10212	0
01/01/2018 to 12/31/2018	$11.10212	$10.27813	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.20941	$10.01959	0
01/01/2010 to 12/31/2010	$10.01959	$10.52691	0
01/01/2011 to 12/31/2011	$10.52691	$10.87844	0
01/01/2012 to 12/31/2012	$10.87844	$11.43446	0
01/01/2013 to 12/31/2013	$11.43446	$10.97790	0
01/01/2014 to 12/31/2014	$10.97790	$11.46935	0
01/01/2015 to 12/31/2015	$11.46935	$11.31644	0
01/01/2016 to 12/31/2016	$11.31644	$11.59791	0
01/01/2017 to 12/31/2017	$11.59791	$12.01743	0
01/01/2018 to 12/31/2018	$12.01743	$11.44560	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.62468	$9.03385	0
01/01/2010 to 12/31/2010	$9.03385	$10.33339	0
01/01/2011 to 12/31/2011	$10.33339	$10.77120	0
01/01/2012 to 12/31/2012	$10.77120	$11.63714	0
01/01/2013 to 12/31/2013	$11.63714	$14.56892	0
01/01/2014 to 12/31/2014	$14.56892	$15.65141	0
01/01/2015 to 12/31/2015	$15.65141	$15.88930	0
01/01/2016 to 12/31/2016	$15.88930	$16.03590	0
01/01/2017 to 12/31/2017	$16.03590	$17.98320	0
01/01/2018 to 12/31/2018	$17.98320	$14.92996	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.99939	$8.92319	0
01/01/2010 to 12/31/2010	$8.92319	$10.55705	0
01/01/2011 to 12/31/2011	$10.55705	$10.85541	0
01/01/2012 to 12/31/2012	$10.85541	$12.91743	0
01/01/2013 to 12/31/2013	$12.91743	$17.60918	0
01/01/2014 to 12/31/2014	$17.60918	$19.30086	0
01/01/2015 to 12/31/2015	$19.30086	$19.69311	0
01/01/2016 to 12/31/2016	$19.69311	$19.99799	0
01/01/2017 to 12/31/2017	$19.99799	$23.07226	0
01/01/2018 to 12/31/2018	$23.07226	$22.62172	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.23965	$5.87306	0
01/01/2010 to 12/31/2010	$5.87306	$6.34967	0
01/01/2011 to 12/31/2011	$6.34967	$5.33272	0
01/01/2012 to 12/31/2012	$5.33272	$6.48240	0
01/01/2013 to 12/31/2013	$6.48240	$8.34465	0
01/01/2014 to 12/31/2014	$8.34465	$9.18340	0
01/01/2015 to 12/31/2015	$9.18340	$8.81643	0
01/01/2016 to 12/31/2016	$8.81643	$9.90980	0
01/01/2017 to 12/31/2017	$9.90980	$11.41601	0
01/01/2018 to 12/31/2018	$11.41601	$9.96434	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.28531	$9.65422	0
01/01/2010 to 12/31/2010	$9.65422	$9.67681	0
01/01/2011 to 12/31/2011	$9.67681	$10.38548	0
01/01/2012 to 12/31/2012	$10.38548	$11.88305	0
01/01/2013 to 12/31/2013	$11.88305	$16.18630	0
01/01/2014 to 12/31/2014	$16.18630	$19.51436	0
01/01/2015 to 12/31/2015	$19.51436	$19.97445	0
01/01/2016 to 12/31/2016	$19.97445	$18.67969	0
01/01/2017 to 12/31/2017	$18.67969	$22.01547	0
01/01/2018 to 12/31/2018	$22.01547	$22.40518	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.05949	$7.32890	0
01/01/2010 to 12/31/2010	$7.32890	$8.83949	0
01/01/2011 to 12/31/2011	$8.83949	$8.46167	0
01/01/2012 to 12/31/2012	$8.46167	$9.54949	0
01/01/2013 to 12/31/2013	$9.54949	$12.86161	0
01/01/2014 to 12/31/2014	$12.86161	$13.23424	0
01/01/2015 to 12/31/2015	$13.23424	$12.45713	0
01/01/2016 to 12/31/2016	$12.45713	$14.27229	0
01/01/2017 to 12/31/2017	$14.27229	$17.02699	0
01/01/2018 to 12/31/2018	$17.02699	$14.47421	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.67542	$8.44055	0
01/01/2010 to 12/31/2010	$8.44055	$9.31111	0
01/01/2011 to 12/31/2011	$9.31111	$9.35927	0
01/01/2012 to 12/31/2012	$9.35927	$10.28135	0
01/01/2013 to 12/31/2013	$10.28135	$13.09329	0
01/01/2014 to 12/31/2014	$13.09329	$14.41072	0
01/01/2015 to 12/31/2015	$14.41072	$14.57263	0
01/01/2016 to 12/31/2016	$14.57263	$14.91607	0
01/01/2017 to 12/31/2017	$14.91607	$18.21581	0
01/01/2018 to 12/31/2018	$18.21581	$17.42071	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.23330	$7.25766	0
01/01/2010 to 12/31/2010	$7.25766	$7.98567	0
01/01/2011 to 12/31/2011	$7.98567	$7.68373	0
01/01/2012 to 12/31/2012	$7.68373	$8.64319	0
01/01/2013 to 12/31/2013	$8.64319	$10.94204	0
01/01/2014 to 12/31/2014	$10.94204	$11.78138	0
01/01/2015 to 12/31/2015	$11.78138	$10.93864	0
01/01/2016 to 12/31/2016	$10.93864	$12.30697	0
01/01/2017 to 12/31/2017	$12.30697	$13.60700	0
01/01/2018 to 12/31/2018	$13.60700	$11.85059	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.16173	$8.30642	0
01/01/2010 to 12/31/2010	$8.30642	$10.39633	0
01/01/2011 to 12/31/2011	$10.39633	$9.83971	0
01/01/2012 to 12/31/2012	$9.83971	$11.06450	0
01/01/2013 to 12/31/2013	$11.06450	$14.07563	0
01/01/2014 to 12/31/2014	$14.07563	$14.52662	0
01/01/2015 to 12/31/2015	$14.52662	$14.19808	0
01/01/2016 to 12/31/2016	$14.19808	$15.62060	0
01/01/2017 to 12/31/2017	$15.62060	$18.01255	0
01/01/2018 to 12/31/2018	$18.01255	$15.45015	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.42455	$8.19452	0
01/01/2010 to 12/31/2010	$8.19452	$9.62003	0
01/01/2011 to 12/31/2011	$9.62003	$9.00832	0
01/01/2012 to 12/31/2012	$9.00832	$10.23356	0
01/01/2013 to 12/31/2013	$10.23356	$13.18157	0
01/01/2014 to 12/31/2014	$13.18157	$14.15555	0
01/01/2015 to 12/31/2015	$14.15555	$12.66164	0
01/01/2016 to 12/31/2016	$12.66164	$15.34519	0
01/01/2017 to 12/31/2017	$15.34519	$16.54341	0
01/01/2018 to 12/31/2018	$16.54341	$13.97859	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.48416	$6.83599	0
01/01/2010 to 12/31/2010	$6.83599	$8.30781	0
01/01/2011 to 12/31/2011	$8.30781	$8.48200	0
01/01/2012 to 12/31/2012	$8.48200	$9.68587	0
01/01/2013 to 12/31/2013	$9.68587	$9.44872	0
01/01/2014 to 12/31/2014	$9.44872	$11.51282	0
01/01/2015 to 12/31/2015	$11.51282	$11.25697	0
01/01/2016 to 12/31/2016	$11.25697	$11.60016	0
01/01/2017 to 12/31/2017	$11.60016	$12.21674	0
01/01/2018 to 12/31/2018	$12.21674	$11.22667	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.76794	$8.32229	0
01/01/2010 to 12/31/2010	$8.32229	$10.19781	0
01/01/2011 to 12/31/2011	$10.19781	$10.06674	0
01/01/2012 to 12/31/2012	$10.06674	$11.03528	0
01/01/2013 to 12/31/2013	$11.03528	$15.10331	0
01/01/2014 to 12/31/2014	$15.10331	$15.03977	0
01/01/2015 to 12/31/2015	$15.03977	$14.83003	0
01/01/2016 to 12/31/2016	$14.83003	$17.37942	0
01/01/2017 to 12/31/2017	$17.37942	$19.13654	0
01/01/2018 to 12/31/2018	$19.13654	$17.57611	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.13504	$8.37265	0
01/01/2010 to 12/31/2010	$8.37265	$9.96399	0
01/01/2011 to 12/31/2011	$9.96399	$9.31308	0
01/01/2012 to 12/31/2012	$9.31308	$10.54275	0
01/01/2013 to 12/31/2013	$10.54275	$14.14661	0
01/01/2014 to 12/31/2014	$14.14661	$14.58919	0
01/01/2015 to 12/31/2015	$14.58919	$13.04178	0
01/01/2016 to 12/31/2016	$13.04178	$16.36982	0
01/01/2017 to 12/31/2017	$16.36982	$17.50501	0
01/01/2018 to 12/31/2018	$17.50501	$14.63316	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.22411	$7.55616	0
01/01/2010 to 12/31/2010	$7.55616	$8.51970	0
01/01/2011 to 12/31/2011	$8.51970	$8.45907	0
01/01/2012 to 12/31/2012	$8.45907	$9.60567	0
01/01/2013 to 12/31/2013	$9.60567	$10.49181	0
01/01/2014 to 12/31/2014	$10.49181	$10.28345	0
01/01/2015 to 12/31/2015	$10.28345	$10.17505	0
01/01/2016 to 12/31/2016	$10.17505	$12.06541	0
01/01/2017 to 12/31/2017	$12.06541	$11.51016	0
01/01/2018 to 12/31/2018	$11.51016	$9.52217	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.17113	$7.73945	0
01/01/2010 to 12/31/2010	$7.73945	$7.99200	0
01/01/2011 to 12/31/2011	$7.99200	$9.15354	0
01/01/2012 to 12/31/2012	$9.15354	$8.93322	0
01/01/2013 to 12/31/2013	$8.93322	$9.86556	0
01/01/2014 to 12/31/2014	$9.86556	$12.10413	0
01/01/2015 to 12/31/2015	$12.10413	$11.04166	0
01/01/2016 to 12/31/2016	$11.04166	$12.38488	0
01/01/2017 to 12/31/2017	$12.38488	$13.35583	0
01/01/2018 to 12/31/2018	$13.35583	$13.39032	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS L SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.06233	$8.69541	0
01/01/2010 to 12/31/2010	$8.69541	$9.63917	0
01/01/2011 to 12/31/2011	$9.63917	$9.29000	0
01/01/2012 to 12/31/2012	$9.29000	$10.35371	0
01/01/2013 to 12/31/2013	$10.35371	$11.27353	0
01/01/2014 to 12/31/2014	$11.27353	$11.58790	0
01/01/2015 to 12/31/2015	$11.58790	$11.10364	0
01/01/2016 to 12/31/2016	$11.10364	$11.69030	0
01/01/2017 to 12/31/2017	$11.69030	$13.03123	0
01/01/2018 to 12/31/2018	$13.03123	$11.85175	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.30766	$9.13083	0
01/01/2010 to 12/31/2010	$9.13083	$10.27926	0
01/01/2011 to 12/31/2011	$10.27926	$10.18886	0
01/01/2012 to 12/31/2012	$10.18886	$11.46461	0
01/01/2013 to 12/31/2013	$11.46461	$13.23021	0
01/01/2014 to 12/31/2014	$13.23021	$13.89916	0
01/01/2015 to 12/31/2015	$13.89916	$13.87191	0
01/01/2016 to 12/31/2016	$13.87191	$14.71057	0
01/01/2017 to 12/31/2017	$14.71057	$17.03035	0
01/01/2018 to 12/31/2018	$17.03035	$15.86820	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.39401	$9.02623	0
01/01/2010 to 12/31/2010	$9.02623	$10.03717	0
01/01/2011 to 12/31/2011	$10.03717	$9.81707	0
01/01/2012 to 12/31/2012	$9.81707	$10.93220	2,014
01/01/2013 to 12/31/2013	$10.93220	$12.73391	1,967
01/01/2014 to 12/31/2014	$12.73391	$13.42992	1,918
01/01/2015 to 12/31/2015	$13.42992	$13.36010	1,868
01/01/2016 to 12/31/2016	$13.36010	$14.06093	915
01/01/2017 to 12/31/2017	$14.06093	$15.99694	893
01/01/2018 to 12/31/2018	$15.99694	$15.05604	869
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20818	0
01/01/2012 to 12/31/2012	$9.20818	$10.20139	0
01/01/2013 to 12/31/2013	$10.20139	$11.19641	0
01/01/2014 to 12/31/2014	$11.19641	$11.62806	0
01/01/2015 to 12/31/2015	$11.62806	$11.16734	0
01/01/2016 to 12/31/2016	$11.16734	$11.82635	0
01/01/2017 to 12/31/2017	$11.82635	$13.18619	0
01/01/2018 to 12/31/2018	$13.18619	$12.36560	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.38622	$11.33515	0
01/01/2010 to 12/31/2010	$11.33515	$11.66042	0
01/01/2011 to 12/31/2011	$11.66042	$11.80444	0
01/01/2012 to 12/31/2012	$11.80444	$12.23617	542
01/01/2013 to 12/31/2013	$12.23617	$11.85149	522
01/01/2014 to 12/31/2014	$11.85149	$11.72297	501
01/01/2015 to 12/31/2015	$11.72297	$11.66298	477
01/01/2016 to 12/31/2016	$11.66298	$11.73651	449
01/01/2017 to 12/31/2017	$11.73651	$11.81881	424
01/01/2018 to 12/31/2018	$11.81881	$11.78832	402
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.29238	$11.87444	0
01/01/2010 to 12/31/2010	$11.87444	$12.66421	0
01/01/2011 to 12/31/2011	$12.66421	$12.93721	0
01/01/2012 to 12/31/2012	$12.93721	$14.00298	965
01/01/2013 to 12/31/2013	$14.00298	$13.60948	930
01/01/2014 to 12/31/2014	$13.60948	$14.04469	892
01/01/2015 to 12/31/2015	$14.04469	$13.61232	849
01/01/2016 to 12/31/2016	$13.61232	$14.04741	799
01/01/2017 to 12/31/2017	$14.04741	$14.51510	755
01/01/2018 to 12/31/2018	$14.51510	$14.27548	715
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.73091	$8.35219	0
01/01/2010 to 12/31/2010	$8.35219	$9.37535	0
01/01/2011 to 12/31/2011	$9.37535	$9.05722	0
01/01/2012 to 12/31/2012	$9.05722	$10.19799	0
01/01/2013 to 12/31/2013	$10.19799	$12.38687	0
01/01/2014 to 12/31/2014	$12.38687	$13.12196	0
01/01/2015 to 12/31/2015	$13.12196	$13.06104	0
01/01/2016 to 12/31/2016	$13.06104	$13.81574	0
01/01/2017 to 12/31/2017	$13.81574	$16.12618	0
01/01/2018 to 12/31/2018	$16.12618	$14.97270	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.04131	$7.89121	0
01/01/2010 to 12/31/2010	$7.89121	$10.05465	0
01/01/2011 to 12/31/2011	$10.05465	$10.61116	0
01/01/2012 to 12/31/2012	$10.61116	$12.11837	0
01/01/2013 to 12/31/2013	$12.11837	$12.37411	0
01/01/2014 to 12/31/2014	$12.37411	$16.03873	0
01/01/2015 to 12/31/2015	$16.03873	$16.64898	0
01/01/2016 to 12/31/2016	$16.64898	$17.27784	0
01/01/2017 to 12/31/2017	$17.27784	$18.17535	0
01/01/2018 to 12/31/2018	$18.17535	$17.13877	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.78372	$8.31836	0
01/01/2010 to 12/31/2010	$8.31836	$9.41877	0
01/01/2011 to 12/31/2011	$9.41877	$9.18514	0
01/01/2012 to 12/31/2012	$9.18514	$10.06114	0
01/01/2013 to 12/31/2013	$10.06114	$11.43184	0
01/01/2014 to 12/31/2014	$11.43184	$11.67528	0
01/01/2015 to 12/31/2015	$11.67528	$11.67408	0
01/01/2016 to 12/31/2016	$11.67408	$12.05017	0
01/01/2017 to 12/31/2017	$12.05017	$13.89623	0
01/01/2018 to 12/31/2018	$13.89623	$12.69222	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13222	$8.20258	0
01/01/2010 to 12/31/2010	$8.20258	$9.76157	0
01/01/2011 to 12/31/2011	$9.76157	$9.17783	0
01/01/2012 to 12/31/2012	$9.17783	$11.52239	0
01/01/2013 to 12/31/2013	$11.52239	$11.90417	0
01/01/2014 to 12/31/2014	$11.90417	$13.42714	0
01/01/2015 to 12/31/2015	$13.42714	$13.28212	0
01/01/2016 to 12/31/2016	$13.28212	$13.26824	0
01/01/2017 to 12/31/2017	$13.26824	$14.56717	0
01/01/2018 to 12/31/2018	$14.56717	$13.74272	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.01128	$7.09375	0
01/01/2010 to 12/31/2010	$7.09375	$7.92848	0
01/01/2011 to 12/31/2011	$7.92848	$7.41671	0
01/01/2012 to 12/31/2012	$7.41671	$8.78731	0
01/01/2013 to 12/31/2013	$8.78731	$11.61844	0
01/01/2014 to 12/31/2014	$11.61844	$13.01384	0
01/01/2015 to 12/31/2015	$13.01384	$12.28940	1,217
01/01/2016 to 12/31/2016	$12.28940	$13.57206	1,146
01/01/2017 to 12/31/2017	$13.57206	$14.74759	1,083
01/01/2018 to 12/31/2018	$14.74759	$13.35561	1,026
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.12993	$9.53431	0
01/01/2010 to 12/31/2010	$9.53431	$11.31119	0
01/01/2011 to 12/31/2011	$11.31119	$10.86569	0
01/01/2012 to 12/31/2012	$10.86569	$12.86796	0
01/01/2013 to 12/31/2013	$12.86796	$16.84165	0
01/01/2014 to 12/31/2014	$16.84165	$18.59680	0
01/01/2015 to 12/31/2015	$18.59680	$17.36566	480
01/01/2016 to 12/31/2016	$17.36566	$17.47655	452
01/01/2017 to 12/31/2017	$17.47655	$21.99132	428
01/01/2018 to 12/31/2018	$21.99132	$20.82531	405
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.64996	$9.34522	0
01/01/2010 to 12/31/2010	$9.34522	$10.32576	0
01/01/2011 to 12/31/2011	$10.32576	$10.17163	0
01/01/2012 to 12/31/2012	$10.17163	$11.09083	0
01/01/2013 to 12/31/2013	$11.09083	$12.05929	0
01/01/2014 to 12/31/2014	$12.05929	$12.42224	0
01/01/2015 to 12/31/2015	$12.42224	$12.18725	0
01/01/2016 to 12/31/2016	$12.18725	$12.70079	0
01/01/2017 to 12/31/2017	$12.70079	$14.11975	0
01/01/2018 to 12/31/2018	$14.11975	$12.99248	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.66278	$9.62363	0
01/01/2010 to 12/31/2010	$9.62363	$12.07850	0
01/01/2011 to 12/31/2011	$12.07850	$12.11458	0
01/01/2012 to 12/31/2012	$12.11458	$13.87633	0
01/01/2013 to 12/31/2013	$13.87633	$19.07123	0
01/01/2014 to 12/31/2014	$19.07123	$20.24132	0
01/01/2015 to 12/31/2015	$20.24132	$18.93956	0
01/01/2016 to 12/31/2016	$18.93956	$23.31100	0
01/01/2017 to 12/31/2017	$23.31100	$25.89342	0
01/01/2018 to 12/31/2018	$25.89342	$22.02987	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.31135	$10.23406	0
01/01/2010 to 12/31/2010	$10.23406	$10.13528	0
01/01/2011 to 12/31/2011	$10.13528	$10.03704	0
01/01/2012 to 12/31/2012	$10.03704	$9.93815	0
01/01/2013 to 12/31/2013	$9.93815	$9.83960	4,403
01/01/2014 to 12/31/2014	$9.83960	$9.74155	4,281
01/01/2015 to 12/31/2015	$9.74155	$9.64521	4,159
01/01/2016 to 12/31/2016	$9.64521	$9.55010	0
01/01/2017 to 12/31/2017	$9.55010	$9.48783	0
01/01/2018 to 12/31/2018	$9.48783	$9.51535	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.78172	$10.44365	0
01/01/2010 to 12/31/2010	$10.44365	$11.73590	0
01/01/2011 to 12/31/2011	$11.73590	$11.98834	0
01/01/2012 to 12/31/2012	$11.98834	$13.51627	509
01/01/2013 to 12/31/2013	$13.51627	$14.34312	490
01/01/2014 to 12/31/2014	$14.34312	$14.56415	470
01/01/2015 to 12/31/2015	$14.56415	$13.90586	447
01/01/2016 to 12/31/2016	$13.90586	$15.88788	421
01/01/2017 to 12/31/2017	$15.88788	$16.90605	398
01/01/2018 to 12/31/2018	$16.90605	$16.40509	377
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.55478	$6.56849	0
01/01/2010 to 12/31/2010	$6.56849	$7.35911	0
01/01/2011 to 12/31/2011	$7.35911	$6.98136	0
01/01/2012 to 12/31/2012	$6.98136	$8.07941	0
01/01/2013 to 12/31/2013	$8.07941	$11.18795	0
01/01/2014 to 12/31/2014	$11.18795	$12.59974	0
01/01/2015 to 12/31/2015	$12.59974	$11.49723	0
01/01/2016 to 12/31/2016	$11.49723	$13.64717	0
01/01/2017 to 12/31/2017	$13.64717	$16.10553	0
01/01/2018 to 12/31/2018	$16.10553	$13.68843	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.47103	$7.32822	0
01/01/2010 to 12/31/2010	$7.32822	$8.30739	0
01/01/2011 to 12/31/2011	$8.30739	$7.16210	0
01/01/2012 to 12/31/2012	$7.16210	$8.53521	0
01/01/2013 to 12/31/2013	$8.53521	$10.06097	0
01/01/2014 to 12/31/2014	$10.06097	$9.41093	0
01/01/2015 to 12/31/2015	$9.41093	$9.61102	0
01/01/2016 to 12/31/2016	$9.61102	$9.15633	0
01/01/2017 to 12/31/2017	$9.15633	$12.27745	0
01/01/2018 to 12/31/2018	$12.27745	$10.53479	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.82357	$7.52432	0
01/01/2010 to 12/31/2010	$7.52432	$8.27530	0
01/01/2011 to 12/31/2011	$8.27530	$7.16520	0
01/01/2012 to 12/31/2012	$7.16520	$8.27710	0
01/01/2013 to 12/31/2013	$8.27710	$9.79035	0
01/01/2014 to 12/31/2014	$9.79035	$9.04352	0
01/01/2015 to 12/31/2015	$9.04352	$9.02712	0
01/01/2016 to 12/31/2016	$9.02712	$8.98957	0
01/01/2017 to 12/31/2017	$8.98957	$10.93114	0
01/01/2018 to 12/31/2018	$10.93114	$9.07585	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.17177	$8.99415	0
01/01/2010 to 12/31/2010	$8.99415	$10.13540	0
01/01/2011 to 12/31/2011	$10.13540	$9.97792	0
01/01/2012 to 12/31/2012	$9.97792	$11.22089	0
01/01/2013 to 12/31/2013	$11.22089	$12.91843	0
01/01/2014 to 12/31/2014	$12.91843	$13.60431	0
01/01/2015 to 12/31/2015	$13.60431	$13.32843	0
01/01/2016 to 12/31/2016	$13.32843	$13.88497	0
01/01/2017 to 12/31/2017	$13.88497	$16.07848	0
01/01/2018 to 12/31/2018	$16.07848	$14.74470	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.02093	$8.10028	0
01/01/2010 to 12/31/2010	$8.10028	$8.59495	0
01/01/2011 to 12/31/2011	$8.59495	$7.73126	0
01/01/2012 to 12/31/2012	$7.73126	$9.33163	0
01/01/2013 to 12/31/2013	$9.33163	$10.65831	0
01/01/2014 to 12/31/2014	$10.65831	$9.88093	0
01/01/2015 to 12/31/2015	$9.88093	$9.50961	0
01/01/2016 to 12/31/2016	$9.50961	$9.59745	0
01/01/2017 to 12/31/2017	$9.59745	$12.31830	0
01/01/2018 to 12/31/2018	$12.31830	$10.06516	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.92991	$9.58003	0
01/01/2010 to 12/31/2010	$9.58003	$10.17927	0
01/01/2011 to 12/31/2011	$10.17927	$10.10188	0
01/01/2012 to 12/31/2012	$10.10188	$11.07377	0
01/01/2013 to 12/31/2013	$11.07377	$12.17359	0
01/01/2014 to 12/31/2014	$12.17359	$12.70957	0
01/01/2015 to 12/31/2015	$12.70957	$12.56064	0
01/01/2016 to 12/31/2016	$12.56064	$12.91360	0
01/01/2017 to 12/31/2017	$12.91360	$14.33830	0
01/01/2018 to 12/31/2018	$14.33830	$13.46767	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29960	0
01/01/2010 to 12/31/2010	$10.29960	$11.35152	0
01/01/2011 to 12/31/2011	$11.35152	$11.31352	0
01/01/2012 to 12/31/2012	$11.31352	$12.90238	0
01/01/2013 to 12/31/2013	$12.90238	$17.43633	0
01/01/2014 to 12/31/2014	$17.43633	$18.90413	0
01/01/2015 to 12/31/2015	$18.90413	$20.70704	0
01/01/2016 to 12/31/2016	$20.70704	$20.20184	0
01/01/2017 to 12/31/2017	$20.20184	$27.16858	0
01/01/2018 to 12/31/2018	$27.16858	$26.46448	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.05687	$7.78148	0
01/01/2010 to 12/31/2010	$7.78148	$9.22606	0
01/01/2011 to 12/31/2011	$9.22606	$9.05121	0
01/01/2012 to 12/31/2012	$9.05121	$10.06059	2,620
01/01/2013 to 12/31/2013	$10.06059	$13.60762	2,525
01/01/2014 to 12/31/2014	$13.60762	$14.89946	2,424
01/01/2015 to 12/31/2015	$14.89946	$16.23745	2,305
01/01/2016 to 12/31/2016	$16.23745	$16.97316	2,170
01/01/2017 to 12/31/2017	$16.97316	$22.34914	2,051
01/01/2018 to 12/31/2018	$22.34914	$21.53162	1,943

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.83847	$8.90397	0
01/01/2010 to 12/31/2010	$8.90397	$9.87764	0
01/01/2011 to 12/31/2011	$9.87764	$9.47345	0
01/01/2012 to 12/31/2012	$9.47345	$11.54417	1,235
01/01/2013 to 12/31/2013	$11.54417	$14.58808	1,190
01/01/2014 to 12/31/2014	$14.58808	$14.96782	1,142
01/01/2015 to 12/31/2015	$14.96782	$14.60232	1,086
01/01/2016 to 12/31/2016	$14.60232	$15.48594	1,023
01/01/2017 to 12/31/2017	$15.48594	$18.98800	966
01/01/2018 to 12/31/2018	$18.98800	$17.00302	915
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.80925	$8.38024	0
01/01/2010 to 12/31/2010	$8.38024	$9.35785	0
01/01/2011 to 12/31/2011	$9.35785	$9.21009	0
01/01/2012 to 12/31/2012	$9.21009	$10.67659	0
01/01/2013 to 12/31/2013	$10.67659	$14.45083	0
01/01/2014 to 12/31/2014	$14.45083	$15.55383	0
01/01/2015 to 12/31/2015	$15.55383	$16.51288	0
01/01/2016 to 12/31/2016	$16.51288	$16.66193	0
01/01/2017 to 12/31/2017	$16.66193	$21.56293	0
01/01/2018 to 12/31/2018	$21.56293	$21.80707	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.74837	$8.00467	0
01/01/2010 to 12/31/2010	$8.00467	$9.78262	0
01/01/2011 to 12/31/2011	$9.78262	$9.44504	0
01/01/2012 to 12/31/2012	$9.44504	$10.95306	0
01/01/2013 to 12/31/2013	$10.95306	$15.39995	0
01/01/2014 to 12/31/2014	$15.39995	$17.42000	0
01/01/2015 to 12/31/2015	$17.42000	$16.27514	0
01/01/2016 to 12/31/2016	$16.27514	$19.05154	0
01/01/2017 to 12/31/2017	$19.05154	$21.46410	0
01/01/2018 to 12/31/2018	$21.46410	$17.75603	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37049	0
01/01/2013 to 12/31/2013	$10.37049	$12.20975	0
01/01/2014 to 12/31/2014	$12.20975	$12.70997	0
01/01/2015 to 12/31/2015	$12.70997	$12.42774	0
01/01/2016 to 12/31/2016	$12.42774	$12.83654	0
01/01/2017 to 12/31/2017	$12.83654	$14.80561	0
01/01/2018 to 12/31/2018	$14.80561	$13.44509	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59093	$9.21740	0
01/01/2010 to 12/31/2010	$9.21740	$11.15837	0
01/01/2011 to 12/31/2011	$11.15837	$8.80833	0
01/01/2012 to 12/31/2012	$8.80833	$10.28460	0
01/01/2013 to 12/31/2013	$10.28460	$10.20534	0
01/01/2014 to 12/31/2014	$10.20534	$9.63101	0
01/01/2015 to 12/31/2015	$9.63101	$7.94056	0
01/01/2016 to 12/31/2016	$7.94056	$8.83383	0
01/01/2017 to 12/31/2017	$8.83383	$11.05348	0
01/01/2018 to 12/31/2018	$11.05348	$9.40611	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.39002	$9.97136	0
01/01/2010 to 12/31/2010	$9.97136	$10.91616	0
01/01/2011 to 12/31/2011	$10.91616	$10.91559	0
01/01/2012 to 12/31/2012	$10.91559	$11.92853	0
01/01/2013 to 12/31/2013	$11.92853	$12.89825	0
01/01/2014 to 12/31/2014	$12.89825	$13.50786	0
01/01/2015 to 12/31/2015	$13.50786	$13.39314	0
01/01/2016 to 12/31/2016	$13.39314	$13.99335	0
01/01/2017 to 12/31/2017	$13.99335	$15.25840	0
01/01/2018 to 12/31/2018	$15.25840	$14.67731	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.21978	$7.75771	0
01/01/2010 to 12/31/2010	$7.75771	$9.14160	0
01/01/2011 to 12/31/2011	$9.14160	$8.48864	0
01/01/2012 to 12/31/2012	$8.48864	$9.49030	0
01/01/2013 to 12/31/2013	$9.49030	$10.99595	0
01/01/2014 to 12/31/2014	$10.99595	$11.88827	0
01/01/2015 to 12/31/2015	$11.88827	$11.69832	0
01/01/2016 to 12/31/2016	$11.69832	$12.75165	0
01/01/2017 to 12/31/2017	$12.75165	$14.65773	0
01/01/2018 to 12/31/2018	$14.65773	$13.40934	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.93256	$7.15556	0
01/01/2010 to 12/31/2010	$7.15556	$8.15084	0
01/01/2011 to 12/31/2011	$8.15084	$8.34914	0
01/01/2012 to 12/31/2012	$8.34914	$9.82079	1,356
01/01/2013 to 12/31/2013	$9.82079	$12.87657	1,306
01/01/2014 to 12/31/2014	$12.87657	$14.94345	1,254
01/01/2015 to 12/31/2015	$14.94345	$15.25074	1,193
01/01/2016 to 12/31/2016	$15.25074	$17.34135	1,123
01/01/2017 to 12/31/2017	$17.34135	$20.99009	1,061
01/01/2018 to 12/31/2018	$20.99009	$19.07337	1,005
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93982	0
01/01/2012 to 12/31/2012	$8.93982	$10.01581	0
01/01/2013 to 12/31/2013	$10.01581	$12.13764	0
01/01/2014 to 12/31/2014	$12.13764	$12.79853	0
01/01/2015 to 12/31/2015	$12.79853	$12.69072	0
01/01/2016 to 12/31/2016	$12.69072	$13.35951	0
01/01/2017 to 12/31/2017	$13.35951	$15.63333	0
01/01/2018 to 12/31/2018	$15.63333	$14.46726	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.37967	$9.01533	0
01/01/2010 to 12/31/2010	$9.01533	$9.98978	0
01/01/2011 to 12/31/2011	$9.98978	$9.71116	0
01/01/2012 to 12/31/2012	$9.71116	$10.60349	0
01/01/2013 to 12/31/2013	$10.60349	$11.80430	0
01/01/2014 to 12/31/2014	$11.80430	$12.28796	0
01/01/2015 to 12/31/2015	$12.28796	$12.14592	0
01/01/2016 to 12/31/2016	$12.14592	$12.60473	0
01/01/2017 to 12/31/2017	$12.60473	$14.50584	0
01/01/2018 to 12/31/2018	$14.50584	$13.22638	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.67083	$7.44861	0
01/01/2010 to 12/31/2010	$7.44861	$9.77487	0
01/01/2011 to 12/31/2011	$9.77487	$8.40907	0
01/01/2012 to 12/31/2012	$8.40907	$9.99692	677
01/01/2013 to 12/31/2013	$9.99692	$13.93722	652
01/01/2014 to 12/31/2014	$13.93722	$14.48082	626
01/01/2015 to 12/31/2015	$14.48082	$14.52868	595
01/01/2016 to 12/31/2016	$14.52868	$15.49229	561
01/01/2017 to 12/31/2017	$15.49229	$19.58641	530
01/01/2018 to 12/31/2018	$19.58641	$17.28850	502
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.37126	$8.44705	0
01/01/2010 to 12/31/2010	$8.44705	$11.40898	0
01/01/2011 to 12/31/2011	$11.40898	$11.18536	0
01/01/2012 to 12/31/2012	$11.18536	$12.42285	0
01/01/2013 to 12/31/2013	$12.42285	$16.62589	0
01/01/2014 to 12/31/2014	$16.62589	$17.08980	0
01/01/2015 to 12/31/2015	$17.08980	$17.05336	0
01/01/2016 to 12/31/2016	$17.05336	$18.92360	0
01/01/2017 to 12/31/2017	$18.92360	$23.21734	0
01/01/2018 to 12/31/2018	$23.21734	$21.05426	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.59820	$8.29667	0
01/01/2010 to 12/31/2010	$8.29667	$10.34967	0
01/01/2011 to 12/31/2011	$10.34967	$9.63469	0
01/01/2012 to 12/31/2012	$9.63469	$11.27156	0
01/01/2013 to 12/31/2013	$11.27156	$15.33358	0
01/01/2014 to 12/31/2014	$15.33358	$15.98137	0
01/01/2015 to 12/31/2015	$15.98137	$15.14097	0
01/01/2016 to 12/31/2016	$15.14097	$19.36896	0
01/01/2017 to 12/31/2017	$19.36896	$20.58638	0
01/01/2018 to 12/31/2018	$20.58638	$16.90110	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.50318	$9.22207	0
01/01/2010 to 12/31/2010	$9.22207	$10.18373	0
01/01/2011 to 12/31/2011	$10.18373	$10.28286	0
01/01/2012 to 12/31/2012	$10.28286	$11.55489	0
01/01/2013 to 12/31/2013	$11.55489	$13.36602	0
01/01/2014 to 12/31/2014	$13.36602	$14.01155	0
01/01/2015 to 12/31/2015	$14.01155	$13.87838	0
01/01/2016 to 12/31/2016	$13.87838	$14.77759	0
01/01/2017 to 12/31/2017	$14.77759	$16.88570	0
01/01/2018 to 12/31/2018	$16.88570	$15.82692	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.94755	$9.03144	0
01/01/2010 to 12/31/2010	$9.03144	$10.35562	0
01/01/2011 to 12/31/2011	$10.35562	$10.07921	0
01/01/2012 to 12/31/2012	$10.07921	$11.73379	0
01/01/2013 to 12/31/2013	$11.73379	$16.73225	0
01/01/2014 to 12/31/2014	$16.73225	$17.94889	0
01/01/2015 to 12/31/2015	$17.94889	$19.47403	0
01/01/2016 to 12/31/2016	$19.47403	$19.80156	0
01/01/2017 to 12/31/2017	$19.80156	$27.03339	0
01/01/2018 to 12/31/2018	$27.03339	$27.79882	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.11002	$7.15406	0
01/01/2010 to 12/31/2010	$7.15406	$7.96436	0
01/01/2011 to 12/31/2011	$7.96436	$7.84674	0
01/01/2012 to 12/31/2012	$7.84674	$8.80999	0
01/01/2013 to 12/31/2013	$8.80999	$11.74320	0
01/01/2014 to 12/31/2014	$11.74320	$11.80789	0
01/01/2015 to 12/31/2015	$11.80789	$10.98192	0
01/01/2016 to 12/31/2016	$10.98192	$11.53959	0
01/01/2017 to 12/31/2017	$11.53959	$13.31662	0
01/01/2018 to 12/31/2018	$13.31662	$11.90374	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.78102	$8.54834	0
01/01/2010 to 12/31/2010	$8.54834	$10.19480	0
01/01/2011 to 12/31/2011	$10.19480	$8.58803	0
01/01/2012 to 12/31/2012	$8.58803	$8.81034	0
01/01/2013 to 12/31/2013	$8.81034	$10.06464	0
01/01/2014 to 12/31/2014	$10.06464	$9.13172	0
01/01/2015 to 12/31/2015	$9.13172	$7.30054	0
01/01/2016 to 12/31/2016	$7.30054	$9.00748	0
01/01/2017 to 12/31/2017	$9.00748	$9.83753	0
01/01/2018 to 12/31/2018	$9.83753	$8.11754	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.27989	$11.41118	0
01/01/2010 to 12/31/2010	$11.41118	$11.94694	0
01/01/2011 to 12/31/2011	$11.94694	$12.31634	0
01/01/2012 to 12/31/2012	$12.31634	$12.83135	0
01/01/2013 to 12/31/2013	$12.83135	$12.22733	0
01/01/2014 to 12/31/2014	$12.22733	$12.17356	0
01/01/2015 to 12/31/2015	$12.17356	$11.49633	0
01/01/2016 to 12/31/2016	$11.49633	$11.87851	0
01/01/2017 to 12/31/2017	$11.87851	$12.00109	0
01/01/2018 to 12/31/2018	$12.00109	$12.11912	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99070	$8.23780	0
01/01/2010 to 12/31/2010	$8.23780	$10.08157	0
01/01/2011 to 12/31/2011	$10.08157	$9.63721	0
01/01/2012 to 12/31/2012	$9.63721	$11.29828	0
01/01/2013 to 12/31/2013	$11.29828	$14.81231	0
01/01/2014 to 12/31/2014	$14.81231	$16.86076	0
01/01/2015 to 12/31/2015	$16.86076	$15.59050	0
01/01/2016 to 12/31/2016	$15.59050	$17.59652	0
01/01/2017 to 12/31/2017	$17.59652	$20.65085	0
01/01/2018 to 12/31/2018	$20.65085	$17.06635	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.93223	$7.54334	0
01/01/2010 to 12/31/2010	$7.54334	$8.56170	0
01/01/2011 to 12/31/2011	$8.56170	$8.18395	0
01/01/2012 to 12/31/2012	$8.18395	$8.99466	0
01/01/2013 to 12/31/2013	$8.99466	$10.73141	0
01/01/2014 to 12/31/2014	$10.73141	$11.20985	0
01/01/2015 to 12/31/2015	$11.20985	$11.02850	0
01/01/2016 to 12/31/2016	$11.02850	$11.63185	0
01/01/2017 to 12/31/2017	$11.63185	$13.08227	0
01/01/2018 to 12/31/2018	$13.08227	$12.30461	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37350	$10.35986	0
01/01/2010 to 12/31/2010	$10.35986	$11.05698	0
01/01/2011 to 12/31/2011	$11.05698	$11.60696	0
01/01/2012 to 12/31/2012	$11.60696	$12.39423	1,081
01/01/2013 to 12/31/2013	$12.39423	$12.08818	1,042
01/01/2014 to 12/31/2014	$12.08818	$12.82962	1,000
01/01/2015 to 12/31/2015	$12.82962	$12.85952	951
01/01/2016 to 12/31/2016	$12.85952	$13.38795	895
01/01/2017 to 12/31/2017	$13.38795	$14.09171	846
01/01/2018 to 12/31/2018	$14.09171	$13.63546	1,550
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.70550	$9.27442	0
01/01/2010 to 12/31/2010	$9.27442	$10.77668	0
01/01/2011 to 12/31/2011	$10.77668	$11.41111	0
01/01/2012 to 12/31/2012	$11.41111	$12.52464	0
01/01/2013 to 12/31/2013	$12.52464	$15.92867	0
01/01/2014 to 12/31/2014	$15.92867	$17.38359	0
01/01/2015 to 12/31/2015	$17.38359	$17.92776	0
01/01/2016 to 12/31/2016	$17.92776	$18.37935	0
01/01/2017 to 12/31/2017	$18.37935	$20.93716	0
01/01/2018 to 12/31/2018	$20.93716	$17.66015	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.07373	$9.16100	0
01/01/2010 to 12/31/2010	$9.16100	$11.01023	0
01/01/2011 to 12/31/2011	$11.01023	$11.50071	0
01/01/2012 to 12/31/2012	$11.50071	$13.90286	0
01/01/2013 to 12/31/2013	$13.90286	$19.25307	0
01/01/2014 to 12/31/2014	$19.25307	$21.43750	0
01/01/2015 to 12/31/2015	$21.43750	$22.22032	0
01/01/2016 to 12/31/2016	$22.22032	$22.92137	0
01/01/2017 to 12/31/2017	$22.92137	$26.86316	0
01/01/2018 to 12/31/2018	$26.86316	$26.75897	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.29555	$6.03006	0
01/01/2010 to 12/31/2010	$6.03006	$6.62291	0
01/01/2011 to 12/31/2011	$6.62291	$5.65027	0
01/01/2012 to 12/31/2012	$5.65027	$6.97764	0
01/01/2013 to 12/31/2013	$6.97764	$9.12445	0
01/01/2014 to 12/31/2014	$9.12445	$10.20093	0
01/01/2015 to 12/31/2015	$10.20093	$9.94890	0
01/01/2016 to 12/31/2016	$9.94890	$11.35957	0
01/01/2017 to 12/31/2017	$11.35957	$13.29300	0
01/01/2018 to 12/31/2018	$13.29300	$11.78791	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.37316	$9.91134	0
01/01/2010 to 12/31/2010	$9.91134	$10.09216	0
01/01/2011 to 12/31/2011	$10.09216	$11.00263	0
01/01/2012 to 12/31/2012	$11.00263	$12.78936	0
01/01/2013 to 12/31/2013	$12.78936	$17.69678	0
01/01/2014 to 12/31/2014	$17.69678	$21.67372	0
01/01/2015 to 12/31/2015	$21.67372	$22.53677	0
01/01/2016 to 12/31/2016	$22.53677	$21.40955	0
01/01/2017 to 12/31/2017	$21.40955	$25.63194	0
01/01/2018 to 12/31/2018	$25.63194	$26.50210	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.12388	$7.52426	0
01/01/2010 to 12/31/2010	$7.52426	$9.21884	0
01/01/2011 to 12/31/2011	$9.21884	$8.96473	0
01/01/2012 to 12/31/2012	$8.96473	$10.27802	0
01/01/2013 to 12/31/2013	$10.27802	$14.06223	0
01/01/2014 to 12/31/2014	$14.06223	$14.69931	0
01/01/2015 to 12/31/2015	$14.69931	$14.05579	0
01/01/2016 to 12/31/2016	$14.05579	$16.35865	0
01/01/2017 to 12/31/2017	$16.35865	$19.82471	0
01/01/2018 to 12/31/2018	$19.82471	$17.12165	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.74626	$8.66542	0
01/01/2010 to 12/31/2010	$8.66542	$9.71070	0
01/01/2011 to 12/31/2011	$9.71070	$9.91544	0
01/01/2012 to 12/31/2012	$9.91544	$11.06547	0
01/01/2013 to 12/31/2013	$11.06547	$14.31530	0
01/01/2014 to 12/31/2014	$14.31530	$16.00564	0
01/01/2015 to 12/31/2015	$16.00564	$16.44225	0
01/01/2016 to 12/31/2016	$16.44225	$17.09599	0
01/01/2017 to 12/31/2017	$17.09599	$21.20799	0
01/01/2018 to 12/31/2018	$21.20799	$20.60613	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.29950	$7.45106	0
01/01/2010 to 12/31/2010	$7.45106	$8.32839	0
01/01/2011 to 12/31/2011	$8.32839	$8.14045	0
01/01/2012 to 12/31/2012	$8.14045	$9.30247	0
01/01/2013 to 12/31/2013	$9.30247	$11.96341	0
01/01/2014 to 12/31/2014	$11.96341	$13.08547	0
01/01/2015 to 12/31/2015	$13.08547	$12.34230	0
01/01/2016 to 12/31/2016	$12.34230	$14.10592	0
01/01/2017 to 12/31/2017	$14.10592	$15.84273	0
01/01/2018 to 12/31/2018	$15.84273	$14.01802	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.22718	$8.52790	0
01/01/2010 to 12/31/2010	$8.52790	$10.84277	0
01/01/2011 to 12/31/2011	$10.84277	$10.42489	0
01/01/2012 to 12/31/2012	$10.42489	$11.90890	0
01/01/2013 to 12/31/2013	$11.90890	$15.39007	0
01/01/2014 to 12/31/2014	$15.39007	$16.13525	0
01/01/2015 to 12/31/2015	$16.13525	$16.02062	0
01/01/2016 to 12/31/2016	$16.02062	$17.90442	0
01/01/2017 to 12/31/2017	$17.90442	$20.97258	0
01/01/2018 to 12/31/2018	$20.97258	$18.27643	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.49279	$8.41309	0
01/01/2010 to 12/31/2010	$8.41309	$10.03310	0
01/01/2011 to 12/31/2011	$10.03310	$9.54395	0
01/01/2012 to 12/31/2012	$9.54395	$11.01444	0
01/01/2013 to 12/31/2013	$11.01444	$14.41216	0
01/01/2014 to 12/31/2014	$14.41216	$15.72265	0
01/01/2015 to 12/31/2015	$15.72265	$14.28647	0
01/01/2016 to 12/31/2016	$14.28647	$17.58802	0
01/01/2017 to 12/31/2017	$17.58802	$19.26129	0
01/01/2018 to 12/31/2018	$19.26129	$16.53503	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$5.54281	$7.01875	0
01/01/2010 to 12/31/2010	$7.01875	$8.66489	0
01/01/2011 to 12/31/2011	$8.66489	$8.98666	0
01/01/2012 to 12/31/2012	$8.98666	$10.42530	0
01/01/2013 to 12/31/2013	$10.42530	$10.33145	0
01/01/2014 to 12/31/2014	$10.33145	$12.78804	0
01/01/2015 to 12/31/2015	$12.78804	$12.70224	0
01/01/2016 to 12/31/2016	$12.70224	$13.29652	0
01/01/2017 to 12/31/2017	$13.29652	$14.22462	0
01/01/2018 to 12/31/2018	$14.22462	$13.28048	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$6.83981	$8.54421	0
01/01/2010 to 12/31/2010	$8.54421	$10.63567	0
01/01/2011 to 12/31/2011	$10.63567	$10.66528	0
01/01/2012 to 12/31/2012	$10.66528	$11.87739	0
01/01/2013 to 12/31/2013	$11.87739	$16.51346	0
01/01/2014 to 12/31/2014	$16.51346	$16.70506	0
01/01/2015 to 12/31/2015	$16.70506	$16.73341	0
01/01/2016 to 12/31/2016	$16.73341	$19.92019	0
01/01/2017 to 12/31/2017	$19.92019	$22.28099	0
01/01/2018 to 12/31/2018	$22.28099	$20.79104	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.21084	$8.59598	0
01/01/2010 to 12/31/2010	$8.59598	$10.39183	0
01/01/2011 to 12/31/2011	$10.39183	$9.86683	0
01/01/2012 to 12/31/2012	$9.86683	$11.34715	0
01/01/2013 to 12/31/2013	$11.34715	$15.46725	0
01/01/2014 to 12/31/2014	$15.46725	$16.20417	0
01/01/2015 to 12/31/2015	$16.20417	$14.71543	0
01/01/2016 to 12/31/2016	$14.71543	$18.76259	0
01/01/2017 to 12/31/2017	$18.76259	$20.38113	0
01/01/2018 to 12/31/2018	$20.38113	$17.30954	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$7.30077	$7.75745	0
01/01/2010 to 12/31/2010	$7.75745	$8.88534	0
01/01/2011 to 12/31/2011	$8.88534	$8.96181	0
01/01/2012 to 12/31/2012	$8.96181	$10.33839	0
01/01/2013 to 12/31/2013	$10.33839	$11.47127	0
01/01/2014 to 12/31/2014	$11.47127	$11.42178	0
01/01/2015 to 12/31/2015	$11.42178	$11.48057	0
01/01/2016 to 12/31/2016	$11.48057	$13.82872	0
01/01/2017 to 12/31/2017	$13.82872	$13.40117	0
01/01/2018 to 12/31/2018	$13.40117	$11.26361	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$7.24718	$7.94558	0
01/01/2010 to 12/31/2010	$7.94558	$8.33479	0
01/01/2011 to 12/31/2011	$8.33479	$9.69724	0
01/01/2012 to 12/31/2012	$9.69724	$9.61447	0
01/01/2013 to 12/31/2013	$9.61447	$10.78654	0
01/01/2014 to 12/31/2014	$10.78654	$13.44390	0
01/01/2015 to 12/31/2015	$13.44390	$12.45833	0
01/01/2016 to 12/31/2016	$12.45833	$14.19470	0
01/01/2017 to 12/31/2017	$14.19470	$15.54970	0
01/01/2018 to 12/31/2018	$15.54970	$15.83869	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueAccumulation Highest Daily (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.97316	$8.50976	3,948
01/01/2010 to 12/31/2010	$8.50976	$9.35005	1,154
01/01/2011 to 12/31/2011	$9.35005	$8.93170	1,153
01/01/2012 to 12/31/2012	$8.93170	$9.86614	1,152
01/01/2013 to 12/31/2013	$9.86614	$10.64769	1,151
01/01/2014 to 12/31/2014	$10.64769	$10.84782	939
01/01/2015 to 12/31/2015	$10.84782	$10.30262	0
01/01/2016 to 12/31/2016	$10.30262	$10.75126	0
01/01/2017 to 12/31/2017	$10.75126	$11.87908	0
01/01/2018 to 12/31/2018	$11.87908	$10.70781	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.21545	$8.93592	413
01/01/2010 to 12/31/2010	$8.93592	$9.97102	1,293
01/01/2011 to 12/31/2011	$9.97102	$9.79613	1,291
01/01/2012 to 12/31/2012	$9.79613	$10.92494	1,289
01/01/2013 to 12/31/2013	$10.92494	$12.49604	1,288
01/01/2014 to 12/31/2014	$12.49604	$13.01174	881
01/01/2015 to 12/31/2015	$13.01174	$12.87134	0
01/01/2016 to 12/31/2016	$12.87134	$13.52916	0
01/01/2017 to 12/31/2017	$13.52916	$15.52458	0
01/01/2018 to 12/31/2018	$15.52458	$14.33642	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.61973	0
01/01/2014 to 12/31/2014	$11.61973	$12.90446	0
01/01/2015 to 12/31/2015	$12.90446	$12.88216	0
01/01/2016 to 12/31/2016	$12.88216	$13.99525	0
01/01/2017 to 12/31/2017	$13.99525	$16.77479	0
01/01/2018 to 12/31/2018	$16.77479	$15.12088	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.30062	$8.83347	7,321
01/01/2010 to 12/31/2010	$8.83347	$9.73600	7,414
01/01/2011 to 12/31/2011	$9.73600	$9.43835	6,495
01/01/2012 to 12/31/2012	$9.43835	$10.41733	6,491
01/01/2013 to 12/31/2013	$10.41733	$12.02690	6,400
01/01/2014 to 12/31/2014	$12.02690	$12.57207	6,058
01/01/2015 to 12/31/2015	$12.57207	$12.39611	5,731
01/01/2016 to 12/31/2016	$12.39611	$12.93133	5,397
01/01/2017 to 12/31/2017	$12.93133	$14.58212	5,092
01/01/2018 to 12/31/2018	$14.58212	$13.60232	4,809
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99845	$9.15334	0
01/01/2012 to 12/31/2012	$9.15334	$10.05068	0
01/01/2013 to 12/31/2013	$10.05068	$10.93358	0
01/01/2014 to 12/31/2014	$10.93358	$11.25460	0
01/01/2015 to 12/31/2015	$11.25460	$10.71306	0
01/01/2016 to 12/31/2016	$10.71306	$11.24524	0
01/01/2017 to 12/31/2017	$11.24524	$12.42761	0
01/01/2018 to 12/31/2018	$12.42761	$11.55060	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.25537	$11.09340	0
01/01/2010 to 12/31/2010	$11.09340	$11.31076	0
01/01/2011 to 12/31/2011	$11.31076	$11.34944	0
01/01/2012 to 12/31/2012	$11.34944	$11.66006	0
01/01/2013 to 12/31/2013	$11.66006	$11.19355	0
01/01/2014 to 12/31/2014	$11.19355	$10.97373	0
01/01/2015 to 12/31/2015	$10.97373	$10.82094	0
01/01/2016 to 12/31/2016	$10.82094	$10.79298	0
01/01/2017 to 12/31/2017	$10.79298	$10.77231	0
01/01/2018 to 12/31/2018	$10.77231	$10.64883	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.16253	$11.62088	0
01/01/2010 to 12/31/2010	$11.62088	$12.28403	0
01/01/2011 to 12/31/2011	$12.28403	$12.43807	0
01/01/2012 to 12/31/2012	$12.43807	$13.34324	0
01/01/2013 to 12/31/2013	$13.34324	$12.85347	0
01/01/2014 to 12/31/2014	$12.85347	$13.14721	0
01/01/2015 to 12/31/2015	$13.14721	$12.62977	0
01/01/2016 to 12/31/2016	$12.62977	$12.91860	0
01/01/2017 to 12/31/2017	$12.91860	$13.23093	0
01/01/2018 to 12/31/2018	$13.23093	$12.89688	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.15994	$11.21089	6,680
01/01/2010 to 12/31/2010	$11.21089	$12.23217	6,014
01/01/2011 to 12/31/2011	$12.23217	$13.63408	5,393
01/01/2012 to 12/31/2012	$13.63408	$14.14385	5,390
01/01/2013 to 12/31/2013	$14.14385	$13.44361	5,388
01/01/2014 to 12/31/2014	$13.44361	$13.54377	4,773
01/01/2015 to 12/31/2015	$13.54377	$13.39859	4,159
01/01/2016 to 12/31/2016	$13.39859	$13.36041	3,998
01/01/2017 to 12/31/2017	$13.36041	$13.20484	3,839
01/01/2018 to 12/31/2018	$13.20484	$13.05487	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.21713	$11.06580	543
01/01/2010 to 12/31/2010	$11.06580	$12.09287	0
01/01/2011 to 12/31/2011	$12.09287	$13.76290	0
01/01/2012 to 12/31/2012	$13.76290	$14.29697	0
01/01/2013 to 12/31/2013	$14.29697	$13.35212	0
01/01/2014 to 12/31/2014	$13.35212	$13.66163	0
01/01/2015 to 12/31/2015	$13.66163	$13.55018	0
01/01/2016 to 12/31/2016	$13.55018	$13.48996	0
01/01/2017 to 12/31/2017	$13.48996	$13.33926	0
01/01/2018 to 12/31/2018	$13.33926	$13.16279	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99897	$8.78288	0
01/01/2010 to 12/31/2010	$8.78288	$9.63981	1,906
01/01/2011 to 12/31/2011	$9.63981	$11.22690	0
01/01/2012 to 12/31/2012	$11.22690	$11.71316	0
01/01/2013 to 12/31/2013	$11.71316	$10.74555	0
01/01/2014 to 12/31/2014	$10.74555	$11.19443	0
01/01/2015 to 12/31/2015	$11.19443	$11.15316	0
01/01/2016 to 12/31/2016	$11.15316	$11.15944	0
01/01/2017 to 12/31/2017	$11.15944	$11.04842	0
01/01/2018 to 12/31/2018	$11.04842	$10.87266	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99793	$11.00082	0
01/01/2011 to 12/31/2011	$11.00082	$12.98729	1,213
01/01/2012 to 12/31/2012	$12.98729	$13.61030	0
01/01/2013 to 12/31/2013	$13.61030	$12.42111	0
01/01/2014 to 12/31/2014	$12.42111	$13.12545	0
01/01/2015 to 12/31/2015	$13.12545	$13.11008	0
01/01/2016 to 12/31/2016	$13.11008	$13.12746	0
01/01/2017 to 12/31/2017	$13.12746	$13.08657	0
01/01/2018 to 12/31/2018	$13.08657	$12.84952	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01233	0
01/01/2012 to 12/31/2012	$12.01233	$12.47701	1,182
01/01/2013 to 12/31/2013	$12.47701	$11.05074	0
01/01/2014 to 12/31/2014	$11.05074	$11.96872	0
01/01/2015 to 12/31/2015	$11.96872	$11.99150	0
01/01/2016 to 12/31/2016	$11.99150	$11.98295	0
01/01/2017 to 12/31/2017	$11.98295	$11.94426	0
01/01/2018 to 12/31/2018	$11.94426	$11.70278	4,241
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39188	0
01/01/2013 to 12/31/2013	$10.39188	$9.15774	0
01/01/2014 to 12/31/2014	$9.15774	$10.12082	0
01/01/2015 to 12/31/2015	$10.12082	$10.20076	0
01/01/2016 to 12/31/2016	$10.20076	$10.20192	0
01/01/2017 to 12/31/2017	$10.20192	$10.18164	0
01/01/2018 to 12/31/2018	$10.18164	$9.96414	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74350	0
01/01/2014 to 12/31/2014	$8.74350	$9.83217	0
01/01/2015 to 12/31/2015	$9.83217	$9.92259	0
01/01/2016 to 12/31/2016	$9.92259	$9.92328	0
01/01/2017 to 12/31/2017	$9.92328	$9.90232	0
01/01/2018 to 12/31/2018	$9.90232	$9.65388	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29522	0
01/01/2015 to 12/31/2015	$11.29522	$11.30575	0
01/01/2016 to 12/31/2016	$11.30575	$11.36924	0
01/01/2017 to 12/31/2017	$11.36924	$11.36155	0
01/01/2018 to 12/31/2018	$11.36155	$11.06636	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93108	0
01/01/2016 to 12/31/2016	$9.93108	$9.94836	0
01/01/2017 to 12/31/2017	$9.94836	$9.99937	0
01/01/2018 to 12/31/2018	$9.99937	$9.70956	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87263	0
01/01/2017 to 12/31/2017	$9.87263	$9.94879	0
01/01/2018 to 12/31/2018	$9.94879	$9.63917	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99793	$10.02973	0
01/01/2018 to 12/31/2018	$10.02973	$9.63913	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99793	$9.65529	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.64593	$8.17380	15,900
01/01/2010 to 12/31/2010	$8.17380	$9.09410	15,898
01/01/2011 to 12/31/2011	$9.09410	$8.70797	15,896
01/01/2012 to 12/31/2012	$8.70797	$9.71780	15,895
01/01/2013 to 12/31/2013	$9.71780	$11.69922	15,893
01/01/2014 to 12/31/2014	$11.69922	$12.28384	15,892
01/01/2015 to 12/31/2015	$12.28384	$12.11879	3,958
01/01/2016 to 12/31/2016	$12.11879	$12.70603	3,957
01/01/2017 to 12/31/2017	$12.70603	$14.70015	3,740
01/01/2018 to 12/31/2018	$14.70015	$13.52726	3,543
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64106	0
01/01/2014 to 12/31/2014	$11.64106	$12.97841	0
01/01/2015 to 12/31/2015	$12.97841	$12.28117	0
01/01/2016 to 12/31/2016	$12.28117	$13.84746	0
01/01/2017 to 12/31/2017	$13.84746	$16.09061	0
01/01/2018 to 12/31/2018	$16.09061	$15.03621	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.96480	$7.72222	0
01/01/2010 to 12/31/2010	$7.72222	$9.75243	0
01/01/2011 to 12/31/2011	$9.75243	$10.20123	0
01/01/2012 to 12/31/2012	$10.20123	$11.54685	0
01/01/2013 to 12/31/2013	$11.54685	$11.68619	0
01/01/2014 to 12/31/2014	$11.68619	$15.01331	0
01/01/2015 to 12/31/2015	$15.01331	$15.44681	0
01/01/2016 to 12/31/2016	$15.44681	$15.88893	0
01/01/2017 to 12/31/2017	$15.88893	$16.56692	0
01/01/2018 to 12/31/2018	$16.56692	$15.48298	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.69799	$8.14061	14,032
01/01/2010 to 12/31/2010	$8.14061	$9.13613	12,517
01/01/2011 to 12/31/2011	$9.13613	$8.83081	11,868
01/01/2012 to 12/31/2012	$8.83081	$9.58723	11,230
01/01/2013 to 12/31/2013	$9.58723	$10.79699	10,642
01/01/2014 to 12/31/2014	$10.79699	$10.92933	10,096
01/01/2015 to 12/31/2015	$10.92933	$10.83151	6,686
01/01/2016 to 12/31/2016	$10.83151	$11.08175	6,147
01/01/2017 to 12/31/2017	$11.08175	$12.66674	5,652
01/01/2018 to 12/31/2018	$12.66674	$11.46630	5,182
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10743	$8.09706	0
01/01/2010 to 12/31/2010	$8.09706	$9.55097	0
01/01/2011 to 12/31/2011	$9.55097	$8.90050	0
01/01/2012 to 12/31/2012	$8.90050	$11.07529	0
01/01/2013 to 12/31/2013	$11.07529	$11.34093	0
01/01/2014 to 12/31/2014	$11.34093	$12.67871	0
01/01/2015 to 12/31/2015	$12.67871	$12.43085	0
01/01/2016 to 12/31/2016	$12.43085	$12.30841	0
01/01/2017 to 12/31/2017	$12.30841	$13.39410	0
01/01/2018 to 12/31/2018	$13.39410	$12.52361	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.93530	$6.94204	0
01/01/2010 to 12/31/2010	$6.94204	$7.69028	0
01/01/2011 to 12/31/2011	$7.69028	$7.13042	0
01/01/2012 to 12/31/2012	$7.13042	$8.37319	0
01/01/2013 to 12/31/2013	$8.37319	$10.97300	0
01/01/2014 to 12/31/2014	$10.97300	$12.18220	0
01/01/2015 to 12/31/2015	$12.18220	$11.40226	0
01/01/2016 to 12/31/2016	$11.40226	$12.48128	0
01/01/2017 to 12/31/2017	$12.48128	$13.44264	0
01/01/2018 to 12/31/2018	$13.44264	$12.06554	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.05243	$9.33050	0
01/01/2010 to 12/31/2010	$9.33050	$10.97167	0
01/01/2011 to 12/31/2011	$10.97167	$10.44650	0
01/01/2012 to 12/31/2012	$10.44650	$12.26188	0
01/01/2013 to 12/31/2013	$12.26188	$15.90650	0
01/01/2014 to 12/31/2014	$15.90650	$17.40882	0
01/01/2015 to 12/31/2015	$17.40882	$16.11250	0
01/01/2016 to 12/31/2016	$16.11250	$16.07228	0
01/01/2017 to 12/31/2017	$16.07228	$20.04607	0
01/01/2018 to 12/31/2018	$20.04607	$18.81428	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60462	$9.20764	0
01/01/2010 to 12/31/2010	$9.20764	$10.08376	0
01/01/2011 to 12/31/2011	$10.08376	$9.84556	0
01/01/2012 to 12/31/2012	$9.84556	$10.64011	0
01/01/2013 to 12/31/2013	$10.64011	$11.46687	0
01/01/2014 to 12/31/2014	$11.46687	$11.70751	0
01/01/2015 to 12/31/2015	$11.70751	$11.38448	0
01/01/2016 to 12/31/2016	$11.38448	$11.75956	0
01/01/2017 to 12/31/2017	$11.75956	$12.95819	6,031
01/01/2018 to 12/31/2018	$12.95819	$11.81744	5,665
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.63187	$9.50009	0
01/01/2010 to 12/31/2010	$9.50009	$11.81819	0
01/01/2011 to 12/31/2011	$11.81819	$11.74881	0
01/01/2012 to 12/31/2012	$11.74881	$13.33807	0
01/01/2013 to 12/31/2013	$13.33807	$18.16936	0
01/01/2014 to 12/31/2014	$18.16936	$19.11349	0
01/01/2015 to 12/31/2015	$19.11349	$17.72600	0
01/01/2016 to 12/31/2016	$17.72600	$21.62497	0
01/01/2017 to 12/31/2017	$21.62497	$23.80884	0
01/01/2018 to 12/31/2018	$23.80884	$20.07591	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.18127	$10.01586	0
01/01/2010 to 12/31/2010	$10.01586	$9.83128	0
01/01/2011 to 12/31/2011	$9.83128	$9.65009	0
01/01/2012 to 12/31/2012	$9.65009	$9.47028	0
01/01/2013 to 12/31/2013	$9.47028	$9.29348	0
01/01/2014 to 12/31/2014	$9.29348	$9.11993	0
01/01/2015 to 12/31/2015	$9.11993	$8.94958	0
01/01/2016 to 12/31/2016	$8.94958	$8.78287	0
01/01/2017 to 12/31/2017	$8.78287	$8.64871	0
01/01/2018 to 12/31/2018	$8.64871	$8.59672	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.68350	$10.22078	0
01/01/2010 to 12/31/2010	$10.22078	$11.38405	0
01/01/2011 to 12/31/2011	$11.38405	$11.52626	0
01/01/2012 to 12/31/2012	$11.52626	$12.88007	0
01/01/2013 to 12/31/2013	$12.88007	$13.54720	0
01/01/2014 to 12/31/2014	$13.54720	$13.63427	0
01/01/2015 to 12/31/2015	$13.63427	$12.90300	0
01/01/2016 to 12/31/2016	$12.90300	$14.61218	0
01/01/2017 to 12/31/2017	$14.61218	$15.41150	0
01/01/2018 to 12/31/2018	$15.41150	$14.82180	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.48443	$6.42806	0
01/01/2010 to 12/31/2010	$6.42806	$7.13815	0
01/01/2011 to 12/31/2011	$7.13815	$6.71202	0
01/01/2012 to 12/31/2012	$6.71202	$7.69878	0
01/01/2013 to 12/31/2013	$7.69878	$10.56655	0
01/01/2014 to 12/31/2014	$10.56655	$11.79460	0
01/01/2015 to 12/31/2015	$11.79460	$10.66739	0
01/01/2016 to 12/31/2016	$10.66739	$12.55034	0
01/01/2017 to 12/31/2017	$12.55034	$14.68048	0
01/01/2018 to 12/31/2018	$14.68048	$12.36630	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.40188	$7.17172	0
01/01/2010 to 12/31/2010	$7.17172	$8.05818	0
01/01/2011 to 12/31/2011	$8.05818	$6.88591	0
01/01/2012 to 12/31/2012	$6.88591	$8.13350	0
01/01/2013 to 12/31/2013	$8.13350	$9.50261	0
01/01/2014 to 12/31/2014	$9.50261	$8.80997	0
01/01/2015 to 12/31/2015	$8.80997	$8.91764	0
01/01/2016 to 12/31/2016	$8.91764	$8.42082	0
01/01/2017 to 12/31/2017	$8.42082	$11.19165	0
01/01/2018 to 12/31/2018	$11.19165	$9.51753	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.74991	$7.36363	0
01/01/2010 to 12/31/2010	$7.36363	$8.02708	0
01/01/2011 to 12/31/2011	$8.02708	$6.88888	0
01/01/2012 to 12/31/2012	$6.88888	$7.88745	0
01/01/2013 to 12/31/2013	$7.88745	$9.24697	0
01/01/2014 to 12/31/2014	$9.24697	$8.46593	0
01/01/2015 to 12/31/2015	$8.46593	$8.37577	0
01/01/2016 to 12/31/2016	$8.37577	$8.26742	0
01/01/2017 to 12/31/2017	$8.26742	$9.96438	0
01/01/2018 to 12/31/2018	$9.96438	$8.19955	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98135	$10.86097	0
01/01/2010 to 12/31/2010	$10.86097	$11.81045	0
01/01/2011 to 12/31/2011	$11.81045	$13.03258	0
01/01/2012 to 12/31/2012	$13.03258	$13.99132	0
01/01/2013 to 12/31/2013	$13.99132	$13.29309	0
01/01/2014 to 12/31/2014	$13.29309	$13.92273	0
01/01/2015 to 12/31/2015	$13.92273	$13.82302	0
01/01/2016 to 12/31/2016	$13.82302	$14.13581	0
01/01/2017 to 12/31/2017	$14.13581	$14.47078	0
01/01/2018 to 12/31/2018	$14.47078	$14.16116	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.12923	$8.86178	1,872
01/01/2010 to 12/31/2010	$8.86178	$9.89791	792
01/01/2011 to 12/31/2011	$9.89791	$9.65807	1,152
01/01/2012 to 12/31/2012	$9.65807	$10.76491	1,294
01/01/2013 to 12/31/2013	$10.76491	$12.28392	0
01/01/2014 to 12/31/2014	$12.28392	$12.82172	0
01/01/2015 to 12/31/2015	$12.82172	$12.45060	0
01/01/2016 to 12/31/2016	$12.45060	$12.85601	0
01/01/2017 to 12/31/2017	$12.85601	$14.75582	1,090
01/01/2018 to 12/31/2018	$14.75582	$13.41144	1,024
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.94481	$7.92696	0
01/01/2010 to 12/31/2010	$7.92696	$8.33676	0
01/01/2011 to 12/31/2011	$8.33676	$7.43271	0
01/01/2012 to 12/31/2012	$7.43271	$8.89179	0
01/01/2013 to 12/31/2013	$8.89179	$10.06615	0
01/01/2014 to 12/31/2014	$10.06615	$9.24936	0
01/01/2015 to 12/31/2015	$9.24936	$8.82296	0
01/01/2016 to 12/31/2016	$8.82296	$8.82577	0
01/01/2017 to 12/31/2017	$8.82577	$11.22795	0
01/01/2018 to 12/31/2018	$11.22795	$9.09246	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.82983	$9.37555	4,670
01/01/2010 to 12/31/2010	$9.37555	$9.87388	3,257
01/01/2011 to 12/31/2011	$9.87388	$9.71232	3,172
01/01/2012 to 12/31/2012	$9.71232	$10.55246	3,111
01/01/2013 to 12/31/2013	$10.55246	$11.49778	2,333
01/01/2014 to 12/31/2014	$11.49778	$11.89787	2,230
01/01/2015 to 12/31/2015	$11.89787	$11.65440	2,119
01/01/2016 to 12/31/2016	$11.65440	$11.87625	2,151
01/01/2017 to 12/31/2017	$11.87625	$13.07023	2,152
01/01/2018 to 12/31/2018	$13.07023	$12.16742	2,091
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28765	0
01/01/2010 to 12/31/2010	$10.28765	$11.23808	0
01/01/2011 to 12/31/2011	$11.23808	$11.10143	0
01/01/2012 to 12/31/2012	$11.10143	$12.54830	0
01/01/2013 to 12/31/2013	$12.54830	$16.80798	0
01/01/2014 to 12/31/2014	$16.80798	$18.06181	0
01/01/2015 to 12/31/2015	$18.06181	$19.60948	0
01/01/2016 to 12/31/2016	$19.60948	$18.96225	0
01/01/2017 to 12/31/2017	$18.96225	$25.27678	0
01/01/2018 to 12/31/2018	$25.27678	$24.40259	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.98019	$7.61491	0
01/01/2010 to 12/31/2010	$7.61491	$8.94884	0
01/01/2011 to 12/31/2011	$8.94884	$8.70184	0
01/01/2012 to 12/31/2012	$8.70184	$9.58657	0
01/01/2013 to 12/31/2013	$9.58657	$12.85196	0
01/01/2014 to 12/31/2014	$12.85196	$13.94756	0
01/01/2015 to 12/31/2015	$13.94756	$15.06561	0
01/01/2016 to 12/31/2016	$15.06561	$15.60931	0
01/01/2017 to 12/31/2017	$15.60931	$20.37214	0
01/01/2018 to 12/31/2018	$20.37214	$19.45244	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.75217	$8.71384	0
01/01/2010 to 12/31/2010	$8.71384	$9.58130	0
01/01/2011 to 12/31/2011	$9.58130	$9.10816	0
01/01/2012 to 12/31/2012	$9.10816	$11.00055	0
01/01/2013 to 12/31/2013	$11.00055	$13.77831	0
01/01/2014 to 12/31/2014	$13.77831	$14.01188	0
01/01/2015 to 12/31/2015	$14.01188	$13.54878	0
01/01/2016 to 12/31/2016	$13.54878	$14.24197	0
01/01/2017 to 12/31/2017	$14.24197	$17.30883	0
01/01/2018 to 12/31/2018	$17.30883	$15.36135	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.72320	$8.20117	0
01/01/2010 to 12/31/2010	$8.20117	$9.07694	0
01/01/2011 to 12/31/2011	$9.07694	$8.85470	0
01/01/2012 to 12/31/2012	$8.85470	$10.17362	0
01/01/2013 to 12/31/2013	$10.17362	$13.64839	0
01/01/2014 to 12/31/2014	$13.64839	$14.56007	0
01/01/2015 to 12/31/2015	$14.56007	$15.32111	0
01/01/2016 to 12/31/2016	$15.32111	$15.32300	0
01/01/2017 to 12/31/2017	$15.32300	$19.65548	0
01/01/2018 to 12/31/2018	$19.65548	$19.70102	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18845	0
01/01/2013 to 12/31/2013	$10.18845	$13.44811	0
01/01/2014 to 12/31/2014	$13.44811	$14.54544	0
01/01/2015 to 12/31/2015	$14.54544	$14.17063	0
01/01/2016 to 12/31/2016	$14.17063	$15.77644	0
01/01/2017 to 12/31/2017	$15.77644	$18.16723	0
01/01/2018 to 12/31/2018	$18.16723	$16.01663	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.67576	$7.83349	0
01/01/2010 to 12/31/2010	$7.83349	$9.48891	0
01/01/2011 to 12/31/2011	$9.48891	$9.08069	0
01/01/2012 to 12/31/2012	$9.08069	$10.43717	0
01/01/2013 to 12/31/2013	$10.43717	$14.54496	0
01/01/2014 to 12/31/2014	$14.54496	$16.30739	0
01/01/2015 to 12/31/2015	$16.30739	$15.10081	0
01/01/2016 to 12/31/2016	$15.10081	$17.52099	0
01/01/2017 to 12/31/2017	$17.52099	$19.56567	0
01/01/2018 to 12/31/2018	$19.56567	$16.04140	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30826	0
01/01/2013 to 12/31/2013	$10.30826	$12.02922	0
01/01/2014 to 12/31/2014	$12.02922	$12.41121	0
01/01/2015 to 12/31/2015	$12.41121	$12.02818	0
01/01/2016 to 12/31/2016	$12.02818	$12.31423	0
01/01/2017 to 12/31/2017	$12.31423	$14.07813	0
01/01/2018 to 12/31/2018	$14.07813	$12.67068	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56840	$9.09915	0
01/01/2010 to 12/31/2010	$9.09915	$10.91788	0
01/01/2011 to 12/31/2011	$10.91788	$8.54230	0
01/01/2012 to 12/31/2012	$8.54230	$9.88554	0
01/01/2013 to 12/31/2013	$9.88554	$9.72259	0
01/01/2014 to 12/31/2014	$9.72259	$9.09418	0
01/01/2015 to 12/31/2015	$9.09418	$7.43153	0
01/01/2016 to 12/31/2016	$7.43153	$8.19463	0
01/01/2017 to 12/31/2017	$8.19463	$10.16333	0
01/01/2018 to 12/31/2018	$10.16333	$8.57166	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.28423	$9.75850	7,907
01/01/2010 to 12/31/2010	$9.75850	$10.58873	9,139
01/01/2011 to 12/31/2011	$10.58873	$10.49478	9,135
01/01/2012 to 12/31/2012	$10.49478	$11.36692	9,132
01/01/2013 to 12/31/2013	$11.36692	$12.18228	9,129
01/01/2014 to 12/31/2014	$12.18228	$12.64526	9,126
01/01/2015 to 12/31/2015	$12.64526	$12.42683	7,892
01/01/2016 to 12/31/2016	$12.42683	$12.86911	7,889
01/01/2017 to 12/31/2017	$12.86911	$13.90884	0
01/01/2018 to 12/31/2018	$13.90884	$13.26008	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06681	0
01/01/2012 to 12/31/2012	$10.06681	$10.58083	0
01/01/2013 to 12/31/2013	$10.58083	$10.14312	0
01/01/2014 to 12/31/2014	$10.14312	$10.55702	0
01/01/2015 to 12/31/2015	$10.55702	$10.33213	0
01/01/2016 to 12/31/2016	$10.33213	$10.56636	0
01/01/2017 to 12/31/2017	$10.56636	$10.95767	0
01/01/2018 to 12/31/2018	$10.95767	$10.66452	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.14116	$7.59181	3,868
01/01/2010 to 12/31/2010	$7.59181	$8.86716	5,051
01/01/2011 to 12/31/2011	$8.86716	$8.16104	4,961
01/01/2012 to 12/31/2012	$8.16104	$9.04324	4,757
01/01/2013 to 12/31/2013	$9.04324	$10.38525	4,123
01/01/2014 to 12/31/2014	$10.38525	$11.12873	3,926
01/01/2015 to 12/31/2015	$11.12873	$10.85400	2,271
01/01/2016 to 12/31/2016	$10.85400	$11.72699	2,258
01/01/2017 to 12/31/2017	$11.72699	$13.36106	2,943
01/01/2018 to 12/31/2018	$13.36106	$12.11443	2,766
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.65928	0
01/01/2014 to 12/31/2014	$11.65928	$13.18557	0
01/01/2015 to 12/31/2015	$13.18557	$13.13899	0
01/01/2016 to 12/31/2016	$13.13899	$14.29395	0
01/01/2017 to 12/31/2017	$14.29395	$17.03133	0
01/01/2018 to 12/31/2018	$17.03133	$15.51633	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.85753	$7.00256	0
01/01/2010 to 12/31/2010	$7.00256	$7.90595	0
01/01/2011 to 12/31/2011	$7.90595	$8.02675	0
01/01/2012 to 12/31/2012	$8.02675	$9.35787	0
01/01/2013 to 12/31/2013	$9.35787	$12.16108	0
01/01/2014 to 12/31/2014	$12.16108	$13.98824	0
01/01/2015 to 12/31/2015	$13.98824	$14.14977	0
01/01/2016 to 12/31/2016	$14.14977	$15.94769	0
01/01/2017 to 12/31/2017	$15.94769	$19.13312	0
01/01/2018 to 12/31/2018	$19.13312	$17.23125	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88668	0
01/01/2012 to 12/31/2012	$8.88668	$9.86797	0
01/01/2013 to 12/31/2013	$9.86797	$11.85265	0
01/01/2014 to 12/31/2014	$11.85265	$12.38749	0
01/01/2015 to 12/31/2015	$12.38749	$12.17448	0
01/01/2016 to 12/31/2016	$12.17448	$12.70297	0
01/01/2017 to 12/31/2017	$12.70297	$14.73402	0
01/01/2018 to 12/31/2018	$14.73402	$13.51360	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.33576	$8.88239	2,977
01/01/2010 to 12/31/2010	$8.88239	$9.75540	2,973
01/01/2011 to 12/31/2011	$9.75540	$9.39965	2,969
01/01/2012 to 12/31/2012	$9.39965	$10.17229	2,966
01/01/2013 to 12/31/2013	$10.17229	$11.22407	2,962
01/01/2014 to 12/31/2014	$11.22407	$11.58062	2,959
01/01/2015 to 12/31/2015	$11.58062	$11.34549	2,956
01/01/2016 to 12/31/2016	$11.34549	$11.67024	2,953
01/01/2017 to 12/31/2017	$11.67024	$13.31207	2,950
01/01/2018 to 12/31/2018	$13.31207	$12.02988	2,948
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.59912	$7.28925	0
01/01/2010 to 12/31/2010	$7.28925	$9.48126	0
01/01/2011 to 12/31/2011	$9.48126	$8.08449	0
01/01/2012 to 12/31/2012	$8.08449	$9.52587	0
01/01/2013 to 12/31/2013	$9.52587	$13.16320	0
01/01/2014 to 12/31/2014	$13.16320	$13.55567	0
01/01/2015 to 12/31/2015	$13.55567	$13.48018	0
01/01/2016 to 12/31/2016	$13.48018	$14.24749	0
01/01/2017 to 12/31/2017	$14.24749	$17.85392	0
01/01/2018 to 12/31/2018	$17.85392	$15.61900	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.29069	$8.26641	0
01/01/2010 to 12/31/2010	$8.26641	$11.06637	0
01/01/2011 to 12/31/2011	$11.06637	$10.75364	0
01/01/2012 to 12/31/2012	$10.75364	$11.83747	0
01/01/2013 to 12/31/2013	$11.83747	$15.70254	0
01/01/2014 to 12/31/2014	$15.70254	$15.99780	0
01/01/2015 to 12/31/2015	$15.99780	$15.82236	0
01/01/2016 to 12/31/2016	$15.82236	$17.40270	0
01/01/2017 to 12/31/2017	$17.40270	$21.16309	0
01/01/2018 to 12/31/2018	$21.16309	$19.02056	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.51489	$8.11952	0
01/01/2010 to 12/31/2010	$8.11952	$10.03914	0
01/01/2011 to 12/31/2011	$10.03914	$9.26316	0
01/01/2012 to 12/31/2012	$9.26316	$10.74073	0
01/01/2013 to 12/31/2013	$10.74073	$14.48246	0
01/01/2014 to 12/31/2014	$14.48246	$14.96080	0
01/01/2015 to 12/31/2015	$14.96080	$14.04864	0
01/01/2016 to 12/31/2016	$14.04864	$17.81319	0
01/01/2017 to 12/31/2017	$17.81319	$18.76581	0
01/01/2018 to 12/31/2018	$18.76581	$15.26926	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.40835	$9.02504	10,808
01/01/2010 to 12/31/2010	$9.02504	$9.87813	10,454
01/01/2011 to 12/31/2011	$9.87813	$9.88621	9,958
01/01/2012 to 12/31/2012	$9.88621	$11.01074	9,526
01/01/2013 to 12/31/2013	$11.01074	$12.62408	8,449
01/01/2014 to 12/31/2014	$12.62408	$13.11675	8,015
01/01/2015 to 12/31/2015	$13.11675	$12.87730	7,785
01/01/2016 to 12/31/2016	$12.87730	$13.59077	7,764
01/01/2017 to 12/31/2017	$13.59077	$15.39255	7,404
01/01/2018 to 12/31/2018	$15.39255	$14.29906	7,012
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.87234	$8.83842	0
01/01/2010 to 12/31/2010	$8.83842	$10.04478	0
01/01/2011 to 12/31/2011	$10.04478	$9.69047	0
01/01/2012 to 12/31/2012	$9.69047	$11.18137	0
01/01/2013 to 12/31/2013	$11.18137	$15.80336	0
01/01/2014 to 12/31/2014	$15.80336	$16.80250	0
01/01/2015 to 12/31/2015	$16.80250	$18.06895	0
01/01/2016 to 12/31/2016	$18.06895	$18.21076	0
01/01/2017 to 12/31/2017	$18.21076	$24.64256	0
01/01/2018 to 12/31/2018	$24.64256	$25.11481	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.03272	$7.00101	0
01/01/2010 to 12/31/2010	$7.00101	$7.72521	0
01/01/2011 to 12/31/2011	$7.72521	$7.54389	0
01/01/2012 to 12/31/2012	$7.54389	$8.39489	0
01/01/2013 to 12/31/2013	$8.39489	$11.09096	0
01/01/2014 to 12/31/2014	$11.09096	$11.05342	0
01/01/2015 to 12/31/2015	$11.05342	$10.18936	0
01/01/2016 to 12/31/2016	$10.18936	$10.61235	0
01/01/2017 to 12/31/2017	$10.61235	$12.13868	0
01/01/2018 to 12/31/2018	$12.13868	$10.75418	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.70792	$8.36558	0
01/01/2010 to 12/31/2010	$8.36558	$9.88866	0
01/01/2011 to 12/31/2011	$9.88866	$8.25662	0
01/01/2012 to 12/31/2012	$8.25662	$8.39532	0
01/01/2013 to 12/31/2013	$8.39532	$9.50576	0
01/01/2014 to 12/31/2014	$9.50576	$8.54825	0
01/01/2015 to 12/31/2015	$8.54825	$6.77351	0
01/01/2016 to 12/31/2016	$6.77351	$8.28356	0
01/01/2017 to 12/31/2017	$8.28356	$8.96720	0
01/01/2018 to 12/31/2018	$8.96720	$7.33350	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.15023	$11.16740	0
01/01/2010 to 12/31/2010	$11.16740	$11.58840	0
01/01/2011 to 12/31/2011	$11.58840	$11.84135	0
01/01/2012 to 12/31/2012	$11.84135	$12.22719	0
01/01/2013 to 12/31/2013	$12.22719	$11.54856	0
01/01/2014 to 12/31/2014	$11.54856	$11.39596	0
01/01/2015 to 12/31/2015	$11.39596	$10.66679	0
01/01/2016 to 12/31/2016	$10.66679	$10.92415	0
01/01/2017 to 12/31/2017	$10.92415	$10.93959	0
01/01/2018 to 12/31/2018	$10.93959	$10.94882	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.91502	$8.06168	0
01/01/2010 to 12/31/2010	$8.06168	$9.77890	0
01/01/2011 to 12/31/2011	$9.77890	$9.26539	0
01/01/2012 to 12/31/2012	$9.26539	$10.76616	0
01/01/2013 to 12/31/2013	$10.76616	$13.99002	0
01/01/2014 to 12/31/2014	$13.99002	$15.78391	0
01/01/2015 to 12/31/2015	$15.78391	$14.46554	0
01/01/2016 to 12/31/2016	$14.46554	$16.18280	0
01/01/2017 to 12/31/2017	$16.18280	$18.82431	0
01/01/2018 to 12/31/2018	$18.82431	$15.41832	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.85729	$7.38209	0
01/01/2010 to 12/31/2010	$7.38209	$8.30457	0
01/01/2011 to 12/31/2011	$8.30457	$7.86811	0
01/01/2012 to 12/31/2012	$7.86811	$8.57088	0
01/01/2013 to 12/31/2013	$8.57088	$10.13537	0
01/01/2014 to 12/31/2014	$10.13537	$10.49356	0
01/01/2015 to 12/31/2015	$10.49356	$10.23249	0
01/01/2016 to 12/31/2016	$10.23249	$10.69703	0
01/01/2017 to 12/31/2017	$10.69703	$11.92481	0
01/01/2018 to 12/31/2018	$11.92481	$11.11618	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.28051	$10.16632	0
01/01/2010 to 12/31/2010	$10.16632	$10.75449	0
01/01/2011 to 12/31/2011	$10.75449	$11.18976	0
01/01/2012 to 12/31/2012	$11.18976	$11.84280	0
01/01/2013 to 12/31/2013	$11.84280	$11.44813	0
01/01/2014 to 12/31/2014	$11.44813	$12.04292	0
01/01/2015 to 12/31/2015	$12.04292	$11.96416	0
01/01/2016 to 12/31/2016	$11.96416	$12.34593	0
01/01/2017 to 12/31/2017	$12.34593	$12.88022	0
01/01/2018 to 12/31/2018	$12.88022	$12.35229	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Combination 5% Roll Up and HAV Death Benefit or Highest Daily Value Death Benefit
(2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.95840	$8.47922	9,750
01/01/2010 to 12/31/2010	$8.47922	$9.30273	9,746
01/01/2011 to 12/31/2011	$9.30273	$8.87357	9,742
01/01/2012 to 12/31/2012	$8.87357	$9.78743	9,738
01/01/2013 to 12/31/2013	$9.78743	$10.54711	0
01/01/2014 to 12/31/2014	$10.54711	$10.72953	0
01/01/2015 to 12/31/2015	$10.72953	$10.17515	0
01/01/2016 to 12/31/2016	$10.17515	$10.60264	0
01/01/2017 to 12/31/2017	$10.60264	$11.69744	0
01/01/2018 to 12/31/2018	$11.69744	$10.52837	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.20030	$8.90401	0
01/01/2010 to 12/31/2010	$8.90401	$9.92086	0
01/01/2011 to 12/31/2011	$9.92086	$9.73249	0
01/01/2012 to 12/31/2012	$9.73249	$10.83804	0
01/01/2013 to 12/31/2013	$10.83804	$12.37838	0
01/01/2014 to 12/31/2014	$12.37838	$12.87024	0
01/01/2015 to 12/31/2015	$12.87024	$12.71261	0
01/01/2016 to 12/31/2016	$12.71261	$13.34275	0
01/01/2017 to 12/31/2017	$13.34275	$15.28812	0
01/01/2018 to 12/31/2018	$15.28812	$14.09713	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.60805	0
01/01/2014 to 12/31/2014	$11.60805	$12.87251	0
01/01/2015 to 12/31/2015	$12.87251	$12.83128	0
01/01/2016 to 12/31/2016	$12.83128	$13.91949	0
01/01/2017 to 12/31/2017	$13.91949	$16.65959	0
01/01/2018 to 12/31/2018	$16.65959	$14.99490	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.28529	$8.80182	32,694
01/01/2010 to 12/31/2010	$8.80182	$9.68687	32,282
01/01/2011 to 12/31/2011	$9.68687	$9.37698	27,024
01/01/2012 to 12/31/2012	$9.37698	$10.33423	30,337
01/01/2013 to 12/31/2013	$10.33423	$11.91340	30,618
01/01/2014 to 12/31/2014	$11.91340	$12.43499	30,430
01/01/2015 to 12/31/2015	$12.43499	$12.24281	3,556
01/01/2016 to 12/31/2016	$12.24281	$12.75249	3,540
01/01/2017 to 12/31/2017	$12.75249	$14.35940	3,531
01/01/2018 to 12/31/2018	$14.35940	$13.37472	1,802
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99833	$9.14427	0
01/01/2012 to 12/31/2012	$9.14427	$10.02582	0
01/01/2013 to 12/31/2013	$10.02582	$10.89039	0
01/01/2014 to 12/31/2014	$10.89039	$11.19364	0
01/01/2015 to 12/31/2015	$11.19364	$10.63932	0
01/01/2016 to 12/31/2016	$10.63932	$11.15145	0
01/01/2017 to 12/31/2017	$11.15145	$12.30582	0
01/01/2018 to 12/31/2018	$12.30582	$11.42036	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.23374	$11.05362	0
01/01/2010 to 12/31/2010	$11.05362	$11.25358	0
01/01/2011 to 12/31/2011	$11.25358	$11.27536	0
01/01/2012 to 12/31/2012	$11.27536	$11.56690	0
01/01/2013 to 12/31/2013	$11.56690	$11.08784	0
01/01/2014 to 12/31/2014	$11.08784	$10.85416	0
01/01/2015 to 12/31/2015	$10.85416	$10.68711	0
01/01/2016 to 12/31/2016	$10.68711	$10.64441	0
01/01/2017 to 12/31/2017	$10.64441	$10.60910	0
01/01/2018 to 12/31/2018	$10.60910	$10.47207	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.14131	$11.57959	0
01/01/2010 to 12/31/2010	$11.57959	$12.22242	0
01/01/2011 to 12/31/2011	$12.22242	$12.35763	0
01/01/2012 to 12/31/2012	$12.35763	$13.23741	0
01/01/2013 to 12/31/2013	$13.23741	$12.73274	0
01/01/2014 to 12/31/2014	$12.73274	$13.00448	0
01/01/2015 to 12/31/2015	$13.00448	$12.47437	0
01/01/2016 to 12/31/2016	$12.47437	$12.74079	0
01/01/2017 to 12/31/2017	$12.74079	$13.02963	0
01/01/2018 to 12/31/2018	$13.02963	$12.68191	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.63191	$8.14461	37,870
01/01/2010 to 12/31/2010	$8.14461	$9.04836	37,418
01/01/2011 to 12/31/2011	$9.04836	$8.65150	31,679
01/01/2012 to 12/31/2012	$8.65150	$9.64050	35,293
01/01/2013 to 12/31/2013	$9.64050	$11.58920	35,598
01/01/2014 to 12/31/2014	$11.58920	$12.15045	35,392
01/01/2015 to 12/31/2015	$12.15045	$11.96958	6,066
01/01/2016 to 12/31/2016	$11.96958	$12.53114	19,876
01/01/2017 to 12/31/2017	$12.53114	$14.47651	21,343
01/01/2018 to 12/31/2018	$14.47651	$13.30165	16,966
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99833	$11.62636	0
01/01/2014 to 12/31/2014	$11.62636	$12.94300	0
01/01/2015 to 12/31/2015	$12.94300	$12.22959	0
01/01/2016 to 12/31/2016	$12.22959	$13.76901	0
01/01/2017 to 12/31/2017	$13.76901	$15.97594	0
01/01/2018 to 12/31/2018	$15.97594	$14.90679	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.95221	$7.69467	0
01/01/2010 to 12/31/2010	$7.69467	$9.70334	0
01/01/2011 to 12/31/2011	$9.70334	$10.13514	0
01/01/2012 to 12/31/2012	$10.13514	$11.45511	0
01/01/2013 to 12/31/2013	$11.45511	$11.57631	0
01/01/2014 to 12/31/2014	$11.57631	$14.85018	0
01/01/2015 to 12/31/2015	$14.85018	$15.25632	0
01/01/2016 to 12/31/2016	$15.25632	$15.66993	0
01/01/2017 to 12/31/2017	$15.66993	$16.31445	0
01/01/2018 to 12/31/2018	$16.31445	$15.22432	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.68384	$8.11147	0
01/01/2010 to 12/31/2010	$8.11147	$9.09004	0
01/01/2011 to 12/31/2011	$9.09004	$8.77343	0
01/01/2012 to 12/31/2012	$8.77343	$9.51100	0
01/01/2013 to 12/31/2013	$9.51100	$10.69533	0
01/01/2014 to 12/31/2014	$10.69533	$10.81049	0
01/01/2015 to 12/31/2015	$10.81049	$10.69793	0
01/01/2016 to 12/31/2016	$10.69793	$10.92906	0
01/01/2017 to 12/31/2017	$10.92906	$12.47390	0
01/01/2018 to 12/31/2018	$12.47390	$11.27503	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10331	$8.07965	0
01/01/2010 to 12/31/2010	$8.07965	$9.51634	0
01/01/2011 to 12/31/2011	$9.51634	$8.85532	0
01/01/2012 to 12/31/2012	$8.85532	$11.00272	0
01/01/2013 to 12/31/2013	$11.00272	$11.24996	0
01/01/2014 to 12/31/2014	$11.24996	$12.55848	0
01/01/2015 to 12/31/2015	$12.55848	$12.29482	0
01/01/2016 to 12/31/2016	$12.29482	$12.15591	0
01/01/2017 to 12/31/2017	$12.15591	$13.20869	0
01/01/2018 to 12/31/2018	$13.20869	$12.33202	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.92286	$6.91739	0
01/01/2010 to 12/31/2010	$6.91739	$7.65179	0
01/01/2011 to 12/31/2011	$7.65179	$7.08422	0
01/01/2012 to 12/31/2012	$7.08422	$8.30676	0
01/01/2013 to 12/31/2013	$8.30676	$10.86994	0
01/01/2014 to 12/31/2014	$10.86994	$12.05000	0
01/01/2015 to 12/31/2015	$12.05000	$11.26197	0
01/01/2016 to 12/31/2016	$11.26197	$12.30965	0
01/01/2017 to 12/31/2017	$12.30965	$13.23844	0
01/01/2018 to 12/31/2018	$13.23844	$11.86452	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.03967	$9.29716	0
01/01/2010 to 12/31/2010	$9.29716	$10.91632	0
01/01/2011 to 12/31/2011	$10.91632	$10.37857	0
01/01/2012 to 12/31/2012	$10.37857	$12.16413	0
01/01/2013 to 12/31/2013	$12.16413	$15.75651	0
01/01/2014 to 12/31/2014	$15.75651	$17.21944	0
01/01/2015 to 12/31/2015	$17.21944	$15.91370	0
01/01/2016 to 12/31/2016	$15.91370	$15.85077	0
01/01/2017 to 12/31/2017	$15.85077	$19.74071	0
01/01/2018 to 12/31/2018	$19.74071	$18.50019	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59707	$9.18496	0
01/01/2010 to 12/31/2010	$9.18496	$10.04404	0
01/01/2011 to 12/31/2011	$10.04404	$9.79245	0
01/01/2012 to 12/31/2012	$9.79245	$10.56711	0
01/01/2013 to 12/31/2013	$10.56711	$11.37147	0
01/01/2014 to 12/31/2014	$11.37147	$11.59309	0
01/01/2015 to 12/31/2015	$11.59309	$11.25656	0
01/01/2016 to 12/31/2016	$11.25656	$11.61038	0
01/01/2017 to 12/31/2017	$11.61038	$12.77488	0
01/01/2018 to 12/31/2018	$12.77488	$11.63297	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62675	$9.47971	0
01/01/2010 to 12/31/2010	$9.47971	$11.77554	0
01/01/2011 to 12/31/2011	$11.77554	$11.68924	0
01/01/2012 to 12/31/2012	$11.68924	$13.25089	0
01/01/2013 to 12/31/2013	$13.25089	$18.02396	0
01/01/2014 to 12/31/2014	$18.02396	$18.93266	0
01/01/2015 to 12/31/2015	$18.93266	$17.53246	0
01/01/2016 to 12/31/2016	$17.53246	$21.35740	0
01/01/2017 to 12/31/2017	$21.35740	$23.47968	0
01/01/2018 to 12/31/2018	$23.47968	$19.76905	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.15986	$9.98007	0
01/01/2010 to 12/31/2010	$9.98007	$9.78178	0
01/01/2011 to 12/31/2011	$9.78178	$9.58745	0
01/01/2012 to 12/31/2012	$9.58745	$9.39506	0
01/01/2013 to 12/31/2013	$9.39506	$9.20606	0
01/01/2014 to 12/31/2014	$9.20606	$9.02085	0
01/01/2015 to 12/31/2015	$9.02085	$8.83938	0
01/01/2016 to 12/31/2016	$8.83938	$8.66203	0
01/01/2017 to 12/31/2017	$8.66203	$8.51712	0
01/01/2018 to 12/31/2018	$8.51712	$8.45330	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.66726	$10.18418	0
01/01/2010 to 12/31/2010	$10.18418	$11.32643	0
01/01/2011 to 12/31/2011	$11.32643	$11.45106	0
01/01/2012 to 12/31/2012	$11.45106	$12.77713	0
01/01/2013 to 12/31/2013	$12.77713	$13.41911	0
01/01/2014 to 12/31/2014	$13.41911	$13.48545	0
01/01/2015 to 12/31/2015	$13.48545	$12.74322	0
01/01/2016 to 12/31/2016	$12.74322	$14.40994	0
01/01/2017 to 12/31/2017	$14.40994	$15.17579	0
01/01/2018 to 12/31/2018	$15.17579	$14.57346	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.47298	$6.40509	0
01/01/2010 to 12/31/2010	$6.40509	$7.10207	0
01/01/2011 to 12/31/2011	$7.10207	$6.66818	0
01/01/2012 to 12/31/2012	$6.66818	$7.63712	0
01/01/2013 to 12/31/2013	$7.63712	$10.46661	0
01/01/2014 to 12/31/2014	$10.46661	$11.66592	0
01/01/2015 to 12/31/2015	$11.66592	$10.53541	0
01/01/2016 to 12/31/2016	$10.53541	$12.37702	0
01/01/2017 to 12/31/2017	$12.37702	$14.45638	0
01/01/2018 to 12/31/2018	$14.45638	$12.15942	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.39052	$7.14599	0
01/01/2010 to 12/31/2010	$7.14599	$8.01738	0
01/01/2011 to 12/31/2011	$8.01738	$6.84083	0
01/01/2012 to 12/31/2012	$6.84083	$8.06829	0
01/01/2013 to 12/31/2013	$8.06829	$9.41261	0
01/01/2014 to 12/31/2014	$9.41261	$8.71358	0
01/01/2015 to 12/31/2015	$8.71358	$8.80705	0
01/01/2016 to 12/31/2016	$8.80705	$8.30423	0
01/01/2017 to 12/31/2017	$8.30423	$11.02055	0
01/01/2018 to 12/31/2018	$11.02055	$9.35806	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.73777	$7.33715	0
01/01/2010 to 12/31/2010	$7.33715	$7.98646	0
01/01/2011 to 12/31/2011	$7.98646	$6.84390	0
01/01/2012 to 12/31/2012	$6.84390	$7.82451	0
01/01/2013 to 12/31/2013	$7.82451	$9.15969	0
01/01/2014 to 12/31/2014	$9.15969	$8.37372	0
01/01/2015 to 12/31/2015	$8.37372	$8.27227	0
01/01/2016 to 12/31/2016	$8.27227	$8.15322	0
01/01/2017 to 12/31/2017	$8.15322	$9.81236	0
01/01/2018 to 12/31/2018	$9.81236	$8.06245	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.76372	$11.73945	15,228
01/01/2010 to 12/31/2010	$11.73945	$12.74685	15,123
01/01/2011 to 12/31/2011	$12.74685	$14.04526	21,493
01/01/2012 to 12/31/2012	$14.04526	$15.05618	16,171
01/01/2013 to 12/31/2013	$15.05618	$14.28379	14,806
01/01/2014 to 12/31/2014	$14.28379	$14.93836	14,689
01/01/2015 to 12/31/2015	$14.93836	$14.80953	14,696
01/01/2016 to 12/31/2016	$14.80953	$15.12237	1,996
01/01/2017 to 12/31/2017	$15.12237	$15.45791	0
01/01/2018 to 12/31/2018	$15.45791	$15.10480	3,700
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.12215	$8.83997	0
01/01/2010 to 12/31/2010	$8.83997	$9.85897	0
01/01/2011 to 12/31/2011	$9.85897	$9.60589	0
01/01/2012 to 12/31/2012	$9.60589	$10.69089	0
01/01/2013 to 12/31/2013	$10.69089	$12.18146	0
01/01/2014 to 12/31/2014	$12.18146	$12.69619	0
01/01/2015 to 12/31/2015	$12.69619	$12.31041	0
01/01/2016 to 12/31/2016	$12.31041	$12.69260	0
01/01/2017 to 12/31/2017	$12.69260	$14.54692	0
01/01/2018 to 12/31/2018	$14.54692	$13.20194	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.93225	$7.89870	0
01/01/2010 to 12/31/2010	$7.89870	$8.29487	0
01/01/2011 to 12/31/2011	$8.29487	$7.38440	0
01/01/2012 to 12/31/2012	$7.38440	$8.82094	0
01/01/2013 to 12/31/2013	$8.82094	$9.97119	0
01/01/2014 to 12/31/2014	$9.97119	$9.14860	0
01/01/2015 to 12/31/2015	$9.14860	$8.71400	0
01/01/2016 to 12/31/2016	$8.71400	$8.70400	0
01/01/2017 to 12/31/2017	$8.70400	$11.05677	0
01/01/2018 to 12/31/2018	$11.05677	$8.94061	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.81330	$9.34193	4,185
01/01/2010 to 12/31/2010	$9.34193	$9.82397	4,183
01/01/2011 to 12/31/2011	$9.82397	$9.64904	4,181
01/01/2012 to 12/31/2012	$9.64904	$10.46805	4,179
01/01/2013 to 12/31/2013	$10.46805	$11.38919	4,177
01/01/2014 to 12/31/2014	$11.38919	$11.76809	4,175
01/01/2015 to 12/31/2015	$11.76809	$11.51019	4,174
01/01/2016 to 12/31/2016	$11.51019	$11.71206	4,172
01/01/2017 to 12/31/2017	$11.71206	$12.87065	4,185
01/01/2018 to 12/31/2018	$12.87065	$11.96391	4,198

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08372	$10.28562	0
01/01/2010 to 12/31/2010	$10.28562	$11.21934	0
01/01/2011 to 12/31/2011	$11.21934	$11.06680	0
01/01/2012 to 12/31/2012	$11.06680	$12.49072	0
01/01/2013 to 12/31/2013	$12.49072	$16.70621	0
01/01/2014 to 12/31/2014	$16.70621	$17.92593	0
01/01/2015 to 12/31/2015	$17.92593	$19.43333	0
01/01/2016 to 12/31/2016	$19.43333	$18.76430	0
01/01/2017 to 12/31/2017	$18.76430	$24.97619	0
01/01/2018 to 12/31/2018	$24.97619	$24.07669	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.96762	$7.58771	0
01/01/2010 to 12/31/2010	$7.58771	$8.90369	0
01/01/2011 to 12/31/2011	$8.90369	$8.64509	0
01/01/2012 to 12/31/2012	$8.64509	$9.50995	0
01/01/2013 to 12/31/2013	$9.50995	$12.73036	0
01/01/2014 to 12/31/2014	$12.73036	$13.79522	0
01/01/2015 to 12/31/2015	$13.79522	$14.87915	0
01/01/2016 to 12/31/2016	$14.87915	$15.39352	0
01/01/2017 to 12/31/2017	$15.39352	$20.06103	0
01/01/2018 to 12/31/2018	$20.06103	$19.12690	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.73798	$8.68271	0
01/01/2010 to 12/31/2010	$8.68271	$9.53313	0
01/01/2011 to 12/31/2011	$9.53313	$9.04886	0
01/01/2012 to 12/31/2012	$9.04886	$10.91281	0
01/01/2013 to 12/31/2013	$10.91281	$13.64828	0
01/01/2014 to 12/31/2014	$13.64828	$13.85926	0
01/01/2015 to 12/31/2015	$13.85926	$13.38139	0
01/01/2016 to 12/31/2016	$13.38139	$14.04530	0
01/01/2017 to 12/31/2017	$14.04530	$17.04468	0
01/01/2018 to 12/31/2018	$17.04468	$15.10449	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.70908	$8.17193	0
01/01/2010 to 12/31/2010	$8.17193	$9.03125	0
01/01/2011 to 12/31/2011	$9.03125	$8.79724	0
01/01/2012 to 12/31/2012	$8.79724	$10.09267	0
01/01/2013 to 12/31/2013	$10.09267	$13.51976	0
01/01/2014 to 12/31/2014	$13.51976	$14.40166	0
01/01/2015 to 12/31/2015	$14.40166	$15.13208	0
01/01/2016 to 12/31/2016	$15.13208	$15.11179	0
01/01/2017 to 12/31/2017	$15.11179	$19.35610	0
01/01/2018 to 12/31/2018	$19.35610	$19.37229	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99833	$10.18289	0
01/01/2013 to 12/31/2013	$10.18289	$13.42098	0
01/01/2014 to 12/31/2014	$13.42098	$14.49460	0
01/01/2015 to 12/31/2015	$14.49460	$14.10024	0
01/01/2016 to 12/31/2016	$14.10024	$15.67495	0
01/01/2017 to 12/31/2017	$15.67495	$18.02392	0
01/01/2018 to 12/31/2018	$18.02392	$15.86683	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.66381	$7.80555	0
01/01/2010 to 12/31/2010	$7.80555	$9.44104	0
01/01/2011 to 12/31/2011	$9.44104	$9.02150	0
01/01/2012 to 12/31/2012	$9.02150	$10.35381	0
01/01/2013 to 12/31/2013	$10.35381	$14.40749	0
01/01/2014 to 12/31/2014	$14.40749	$16.12950	0
01/01/2015 to 12/31/2015	$16.12950	$14.91407	0
01/01/2016 to 12/31/2016	$14.91407	$17.27895	0
01/01/2017 to 12/31/2017	$17.27895	$19.26706	0
01/01/2018 to 12/31/2018	$19.26706	$15.77318	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99833	$10.29788	0
01/01/2013 to 12/31/2013	$10.29788	$11.99940	0
01/01/2014 to 12/31/2014	$11.99940	$12.36220	0
01/01/2015 to 12/31/2015	$12.36220	$11.96305	0
01/01/2016 to 12/31/2016	$11.96305	$12.22958	0
01/01/2017 to 12/31/2017	$12.22958	$13.96067	0
01/01/2018 to 12/31/2018	$13.96067	$12.54646	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56461	$9.07937	0
01/01/2010 to 12/31/2010	$9.07937	$10.87803	0
01/01/2011 to 12/31/2011	$10.87803	$8.49858	0
01/01/2012 to 12/31/2012	$8.49858	$9.82043	0
01/01/2013 to 12/31/2013	$9.82043	$9.64429	0
01/01/2014 to 12/31/2014	$9.64429	$9.00768	0
01/01/2015 to 12/31/2015	$9.00768	$7.35001	0
01/01/2016 to 12/31/2016	$7.35001	$8.09292	0
01/01/2017 to 12/31/2017	$8.09292	$10.02239	0
01/01/2018 to 12/31/2018	$10.02239	$8.44028	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26681	$9.72368	0
01/01/2010 to 12/31/2010	$9.72368	$10.53541	0
01/01/2011 to 12/31/2011	$10.53541	$10.42659	0
01/01/2012 to 12/31/2012	$10.42659	$11.27638	0
01/01/2013 to 12/31/2013	$11.27638	$12.06750	0
01/01/2014 to 12/31/2014	$12.06750	$12.50762	0
01/01/2015 to 12/31/2015	$12.50762	$12.27361	0
01/01/2016 to 12/31/2016	$12.27361	$12.69170	0
01/01/2017 to 12/31/2017	$12.69170	$13.69700	0
01/01/2018 to 12/31/2018	$13.69700	$13.03881	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01825	$10.06423	0
01/01/2012 to 12/31/2012	$10.06423	$10.56250	0
01/01/2013 to 12/31/2013	$10.56250	$10.11060	0
01/01/2014 to 12/31/2014	$10.11060	$10.50771	0
01/01/2015 to 12/31/2015	$10.50771	$10.26872	0
01/01/2016 to 12/31/2016	$10.26872	$10.48620	0
01/01/2017 to 12/31/2017	$10.48620	$10.85860	0
01/01/2018 to 12/31/2018	$10.85860	$10.55246	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.12822	$7.56470	4,077
01/01/2010 to 12/31/2010	$7.56470	$8.82241	4,075
01/01/2011 to 12/31/2011	$8.82241	$8.10790	4,073
01/01/2012 to 12/31/2012	$8.10790	$8.97108	4,071
01/01/2013 to 12/31/2013	$8.97108	$10.28725	4,069
01/01/2014 to 12/31/2014	$10.28725	$11.00750	4,068
01/01/2015 to 12/31/2015	$11.00750	$10.71998	4,066
01/01/2016 to 12/31/2016	$10.71998	$11.56522	7,859
01/01/2017 to 12/31/2017	$11.56522	$13.15744	8,275
01/01/2018 to 12/31/2018	$13.15744	$11.91217	7,603
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99833	$11.64758	0
01/01/2014 to 12/31/2014	$11.64758	$13.15286	0
01/01/2015 to 12/31/2015	$13.15286	$13.08711	0
01/01/2016 to 12/31/2016	$13.08711	$14.21668	0
01/01/2017 to 12/31/2017	$14.21668	$16.91445	0
01/01/2018 to 12/31/2018	$16.91445	$15.38703	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.84517	$6.97752	0
01/01/2010 to 12/31/2010	$6.97752	$7.86618	0
01/01/2011 to 12/31/2011	$7.86618	$7.97470	0
01/01/2012 to 12/31/2012	$7.97470	$9.28345	0
01/01/2013 to 12/31/2013	$9.28345	$12.04669	0
01/01/2014 to 12/31/2014	$12.04669	$13.83630	0
01/01/2015 to 12/31/2015	$13.83630	$13.97546	0
01/01/2016 to 12/31/2016	$13.97546	$15.72809	0
01/01/2017 to 12/31/2017	$15.72809	$18.84198	0
01/01/2018 to 12/31/2018	$18.84198	$16.94388	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99833	$8.87790	0
01/01/2012 to 12/31/2012	$8.87790	$9.84364	0
01/01/2013 to 12/31/2013	$9.84364	$11.80609	0
01/01/2014 to 12/31/2014	$11.80609	$12.32065	0
01/01/2015 to 12/31/2015	$12.32065	$12.09093	0
01/01/2016 to 12/31/2016	$12.09093	$12.59724	0
01/01/2017 to 12/31/2017	$12.59724	$14.58994	0
01/01/2018 to 12/31/2018	$14.58994	$13.36165	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.32855	$8.86066	0
01/01/2010 to 12/31/2010	$8.86066	$9.71730	0
01/01/2011 to 12/31/2011	$9.71730	$9.34912	0
01/01/2012 to 12/31/2012	$9.34912	$10.10267	0
01/01/2013 to 12/31/2013	$10.10267	$11.13092	0
01/01/2014 to 12/31/2014	$11.13092	$11.46754	0
01/01/2015 to 12/31/2015	$11.46754	$11.21826	0
01/01/2016 to 12/31/2016	$11.21826	$11.52238	0
01/01/2017 to 12/31/2017	$11.52238	$13.12411	0
01/01/2018 to 12/31/2018	$13.12411	$11.84245	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.58734	$7.26320	0
01/01/2010 to 12/31/2010	$7.26320	$9.43359	0
01/01/2011 to 12/31/2011	$9.43359	$8.03200	0
01/01/2012 to 12/31/2012	$8.03200	$9.45006	0
01/01/2013 to 12/31/2013	$9.45006	$13.03915	0
01/01/2014 to 12/31/2014	$13.03915	$13.40811	0
01/01/2015 to 12/31/2015	$13.40811	$13.31370	0
01/01/2016 to 12/31/2016	$13.31370	$14.05086	0
01/01/2017 to 12/31/2017	$14.05086	$17.58169	0
01/01/2018 to 12/31/2018	$17.58169	$15.35801	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.27758	$8.23708	0
01/01/2010 to 12/31/2010	$8.23708	$11.01097	0
01/01/2011 to 12/31/2011	$11.01097	$10.68410	0
01/01/2012 to 12/31/2012	$10.68410	$11.74348	0
01/01/2013 to 12/31/2013	$11.74348	$15.55486	0
01/01/2014 to 12/31/2014	$15.55486	$15.82407	0
01/01/2015 to 12/31/2015	$15.82407	$15.62747	0
01/01/2016 to 12/31/2016	$15.62747	$17.16320	0
01/01/2017 to 12/31/2017	$17.16320	$20.84124	0
01/01/2018 to 12/31/2018	$20.84124	$18.70347	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.50117	$8.09044	0
01/01/2010 to 12/31/2010	$8.09044	$9.98848	0
01/01/2011 to 12/31/2011	$9.98848	$9.20281	0
01/01/2012 to 12/31/2012	$9.20281	$10.65498	0
01/01/2013 to 12/31/2013	$10.65498	$14.34573	0
01/01/2014 to 12/31/2014	$14.34573	$14.79762	0
01/01/2015 to 12/31/2015	$14.79762	$13.87500	0
01/01/2016 to 12/31/2016	$13.87500	$17.56718	0
01/01/2017 to 12/31/2017	$17.56718	$18.47945	0
01/01/2018 to 12/31/2018	$18.47945	$15.01398	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.39293	$8.99286	0
01/01/2010 to 12/31/2010	$8.99286	$9.82856	0
01/01/2011 to 12/31/2011	$9.82856	$9.82215	0
01/01/2012 to 12/31/2012	$9.82215	$10.92322	0
01/01/2013 to 12/31/2013	$10.92322	$12.50531	0
01/01/2014 to 12/31/2014	$12.50531	$12.97421	0
01/01/2015 to 12/31/2015	$12.97421	$12.71862	2,728
01/01/2016 to 12/31/2016	$12.71862	$13.40358	2,488
01/01/2017 to 12/31/2017	$13.40358	$15.15836	2,773
01/01/2018 to 12/31/2018	$15.15836	$14.06058	1,477
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.85995	$8.80681	0
01/01/2010 to 12/31/2010	$8.80681	$9.99409	0
01/01/2011 to 12/31/2011	$9.99409	$9.62730	0
01/01/2012 to 12/31/2012	$9.62730	$11.09198	0
01/01/2013 to 12/31/2013	$11.09198	$15.65412	0
01/01/2014 to 12/31/2014	$15.65412	$16.61932	0
01/01/2015 to 12/31/2015	$16.61932	$17.84566	0
01/01/2016 to 12/31/2016	$17.84566	$17.95936	0
01/01/2017 to 12/31/2017	$17.95936	$24.26669	0
01/01/2018 to 12/31/2018	$24.26669	$24.69511	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.02011	$6.97614	0
01/01/2010 to 12/31/2010	$6.97614	$7.68640	0
01/01/2011 to 12/31/2011	$7.68640	$7.49484	0
01/01/2012 to 12/31/2012	$7.49484	$8.32802	0
01/01/2013 to 12/31/2013	$8.32802	$10.98647	0
01/01/2014 to 12/31/2014	$10.98647	$10.93317	0
01/01/2015 to 12/31/2015	$10.93317	$10.06355	0
01/01/2016 to 12/31/2016	$10.06355	$10.46593	0
01/01/2017 to 12/31/2017	$10.46593	$11.95351	0
01/01/2018 to 12/31/2018	$11.95351	$10.57442	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.69590	$8.33567	0
01/01/2010 to 12/31/2010	$8.33567	$9.83861	0
01/01/2011 to 12/31/2011	$9.83861	$8.20262	0
01/01/2012 to 12/31/2012	$8.20262	$8.32806	0
01/01/2013 to 12/31/2013	$8.32806	$9.41568	0
01/01/2014 to 12/31/2014	$9.41568	$8.45483	0
01/01/2015 to 12/31/2015	$8.45483	$6.68961	0
01/01/2016 to 12/31/2016	$6.68961	$8.16901	0
01/01/2017 to 12/31/2017	$8.16901	$8.83017	0
01/01/2018 to 12/31/2018	$8.83017	$7.21072	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.12903	$11.12771	0
01/01/2010 to 12/31/2010	$11.12771	$11.53023	0
01/01/2011 to 12/31/2011	$11.53023	$11.76456	0
01/01/2012 to 12/31/2012	$11.76456	$12.12994	0
01/01/2013 to 12/31/2013	$12.12994	$11.43979	0
01/01/2014 to 12/31/2014	$11.43979	$11.27203	0
01/01/2015 to 12/31/2015	$11.27203	$10.53514	0
01/01/2016 to 12/31/2016	$10.53514	$10.77354	0
01/01/2017 to 12/31/2017	$10.77354	$10.77278	0
01/01/2018 to 12/31/2018	$10.77278	$10.76583	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.90256	$8.03284	0
01/01/2010 to 12/31/2010	$8.03284	$9.72970	0
01/01/2011 to 12/31/2011	$9.72970	$9.20515	0
01/01/2012 to 12/31/2012	$9.20515	$10.68028	0
01/01/2013 to 12/31/2013	$10.68028	$13.85788	0
01/01/2014 to 12/31/2014	$13.85788	$15.61189	0
01/01/2015 to 12/31/2015	$15.61189	$14.28682	0
01/01/2016 to 12/31/2016	$14.28682	$15.95945	0
01/01/2017 to 12/31/2017	$15.95945	$18.53729	0
01/01/2018 to 12/31/2018	$18.53729	$15.16069	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.84493	$7.35571	0
01/01/2010 to 12/31/2010	$7.35571	$8.26275	0
01/01/2011 to 12/31/2011	$8.26275	$7.81701	0
01/01/2012 to 12/31/2012	$7.81701	$8.50261	0
01/01/2013 to 12/31/2013	$8.50261	$10.03984	0
01/01/2014 to 12/31/2014	$10.03984	$10.37938	0
01/01/2015 to 12/31/2015	$10.37938	$10.10616	0
01/01/2016 to 12/31/2016	$10.10616	$10.54945	0
01/01/2017 to 12/31/2017	$10.54945	$11.74304	0
01/01/2018 to 12/31/2018	$11.74304	$10.93049	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26506	$10.13453	0
01/01/2010 to 12/31/2010	$10.13453	$10.70508	0
01/01/2011 to 12/31/2011	$10.70508	$11.12207	0
01/01/2012 to 12/31/2012	$11.12207	$11.75382	0
01/01/2013 to 12/31/2013	$11.75382	$11.34539	0
01/01/2014 to 12/31/2014	$11.34539	$11.91727	0
01/01/2015 to 12/31/2015	$11.91727	$11.82196	0
01/01/2016 to 12/31/2016	$11.82196	$12.18127	0
01/01/2017 to 12/31/2017	$12.18127	$12.68983	0
01/01/2018 to 12/31/2018	$12.68983	$12.15163	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily (2.15%) OR TrueAccumulation HD 60 bps
(2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.94873	$8.45915	35,623
01/01/2010 to 12/31/2010	$8.45915	$9.27164	34,344
01/01/2011 to 12/31/2011	$9.27164	$8.83518	29,529
01/01/2012 to 12/31/2012	$8.83518	$9.73553	26,034
01/01/2013 to 12/31/2013	$9.73553	$10.48083	24,409
01/01/2014 to 12/31/2014	$10.48083	$10.65162	22,190
01/01/2015 to 12/31/2015	$10.65162	$10.09138	18,382
01/01/2016 to 12/31/2016	$10.09138	$10.50507	15,708
01/01/2017 to 12/31/2017	$10.50507	$11.57840	9,875
01/01/2018 to 12/31/2018	$11.57840	$10.41100	8,244
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.19022	$8.88280	26,597
01/01/2010 to 12/31/2010	$8.88280	$9.88751	26,810
01/01/2011 to 12/31/2011	$9.88751	$9.69030	25,465
01/01/2012 to 12/31/2012	$9.69030	$10.78050	25,475
01/01/2013 to 12/31/2013	$10.78050	$12.30055	25,569
01/01/2014 to 12/31/2014	$12.30055	$12.77671	25,235
01/01/2015 to 12/31/2015	$12.77671	$12.60782	24,773
01/01/2016 to 12/31/2016	$12.60782	$13.21981	24,665
01/01/2017 to 12/31/2017	$13.21981	$15.13254	24,665
01/01/2018 to 12/31/2018	$15.13254	$13.93996	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.60035	0
01/01/2014 to 12/31/2014	$11.60035	$12.85129	0
01/01/2015 to 12/31/2015	$12.85129	$12.79757	0
01/01/2016 to 12/31/2016	$12.79757	$13.86932	0
01/01/2017 to 12/31/2017	$13.86932	$16.58327	0
01/01/2018 to 12/31/2018	$16.58327	$14.91143	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.27505	$8.78087	2,410
01/01/2010 to 12/31/2010	$8.78087	$9.65440	234
01/01/2011 to 12/31/2011	$9.65440	$9.33634	167
01/01/2012 to 12/31/2012	$9.33634	$10.27939	0
01/01/2013 to 12/31/2013	$10.27939	$11.83862	0
01/01/2014 to 12/31/2014	$11.83862	$12.34499	0
01/01/2015 to 12/31/2015	$12.34499	$12.14238	0
01/01/2016 to 12/31/2016	$12.14238	$12.63569	0
01/01/2017 to 12/31/2017	$12.63569	$14.21398	0
01/01/2018 to 12/31/2018	$14.21398	$13.22616	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99825	$9.13828	0
01/01/2012 to 12/31/2012	$9.13828	$10.00949	0
01/01/2013 to 12/31/2013	$10.00949	$10.86195	0
01/01/2014 to 12/31/2014	$10.86195	$11.15348	0
01/01/2015 to 12/31/2015	$11.15348	$10.59071	0
01/01/2016 to 12/31/2016	$10.59071	$11.08966	0
01/01/2017 to 12/31/2017	$11.08966	$12.22568	0
01/01/2018 to 12/31/2018	$12.22568	$11.33488	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.21940	$11.02749	0
01/01/2010 to 12/31/2010	$11.02749	$11.21599	0
01/01/2011 to 12/31/2011	$11.21599	$11.22678	0
01/01/2012 to 12/31/2012	$11.22678	$11.50570	0
01/01/2013 to 12/31/2013	$11.50570	$11.01824	0
01/01/2014 to 12/31/2014	$11.01824	$10.77572	0
01/01/2015 to 12/31/2015	$10.77572	$10.59973	0
01/01/2016 to 12/31/2016	$10.59973	$10.54654	0
01/01/2017 to 12/31/2017	$10.54654	$10.50052	0
01/01/2018 to 12/31/2018	$10.50052	$10.35438	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.12708	$11.55209	0
01/01/2010 to 12/31/2010	$11.55209	$12.18144	0
01/01/2011 to 12/31/2011	$12.18144	$12.30408	0
01/01/2012 to 12/31/2012	$12.30408	$13.16712	0
01/01/2013 to 12/31/2013	$13.16712	$12.65270	0
01/01/2014 to 12/31/2014	$12.65270	$12.91011	0
01/01/2015 to 12/31/2015	$12.91011	$12.37160	0
01/01/2016 to 12/31/2016	$12.37160	$12.62346	0
01/01/2017 to 12/31/2017	$12.62346	$12.89715	0
01/01/2018 to 12/31/2018	$12.89715	$12.54056	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.14003	$11.16508	0
01/01/2010 to 12/31/2010	$11.16508	$12.15234	0
01/01/2011 to 12/31/2011	$12.15234	$13.51223	0
01/01/2012 to 12/31/2012	$13.51223	$13.98313	0
01/01/2013 to 12/31/2013	$13.98313	$13.25816	0
01/01/2014 to 12/31/2014	$13.25816	$13.32424	0
01/01/2015 to 12/31/2015	$13.32424	$13.14908	0
01/01/2016 to 12/31/2016	$13.14908	$13.07964	0
01/01/2017 to 12/31/2017	$13.07964	$12.89590	0
01/01/2018 to 12/31/2018	$12.89590	$12.71793	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.19718	$11.02061	0
01/01/2010 to 12/31/2010	$11.02061	$12.01404	0
01/01/2011 to 12/31/2011	$12.01404	$13.63986	0
01/01/2012 to 12/31/2012	$13.63986	$14.13433	0
01/01/2013 to 12/31/2013	$14.13433	$13.16793	0
01/01/2014 to 12/31/2014	$13.16793	$13.44010	0
01/01/2015 to 12/31/2015	$13.44010	$13.29770	0
01/01/2016 to 12/31/2016	$13.29770	$13.20620	0
01/01/2017 to 12/31/2017	$13.20620	$13.02677	0
01/01/2018 to 12/31/2018	$13.02677	$12.82269	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99883	$8.76129	0
01/01/2010 to 12/31/2010	$8.76129	$9.59251	0
01/01/2011 to 12/31/2011	$9.59251	$11.14445	0
01/01/2012 to 12/31/2012	$11.14445	$11.59859	0
01/01/2013 to 12/31/2013	$11.59859	$10.61434	0
01/01/2014 to 12/31/2014	$10.61434	$11.03055	0
01/01/2015 to 12/31/2015	$11.03055	$10.96290	0
01/01/2016 to 12/31/2016	$10.96290	$10.94226	0
01/01/2017 to 12/31/2017	$10.94226	$10.80705	0
01/01/2018 to 12/31/2018	$10.80705	$10.60873	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97378	0
01/01/2011 to 12/31/2011	$10.97378	$12.92378	0
01/01/2012 to 12/31/2012	$12.92378	$13.51044	0
01/01/2013 to 12/31/2013	$13.51044	$12.29984	0
01/01/2014 to 12/31/2014	$12.29984	$12.96540	0
01/01/2015 to 12/31/2015	$12.96540	$12.91843	0
01/01/2016 to 12/31/2016	$12.91843	$12.90386	0
01/01/2017 to 12/31/2017	$12.90386	$12.83217	0
01/01/2018 to 12/31/2018	$12.83217	$12.56861	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99825	$11.98294	0
01/01/2012 to 12/31/2012	$11.98294	$12.41596	0
01/01/2013 to 12/31/2013	$12.41596	$10.96974	0
01/01/2014 to 12/31/2014	$10.96974	$11.85207	0
01/01/2015 to 12/31/2015	$11.85207	$11.84548	0
01/01/2016 to 12/31/2016	$11.84548	$11.80820	0
01/01/2017 to 12/31/2017	$11.80820	$11.74126	0
01/01/2018 to 12/31/2018	$11.74126	$11.47548	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99767	$10.36624	0
01/01/2013 to 12/31/2013	$10.36624	$9.11266	0
01/01/2014 to 12/31/2014	$9.11266	$10.04630	0
01/01/2015 to 12/31/2015	$10.04630	$10.10087	0
01/01/2016 to 12/31/2016	$10.10087	$10.07731	0
01/01/2017 to 12/31/2017	$10.07731	$10.03268	0
01/01/2018 to 12/31/2018	$10.03268	$9.79421	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99883	$8.72208	0
01/01/2014 to 12/31/2014	$8.72208	$9.78402	0
01/01/2015 to 12/31/2015	$9.78402	$9.84987	0
01/01/2016 to 12/31/2016	$9.84987	$9.82644	0
01/01/2017 to 12/31/2017	$9.82644	$9.78176	0
01/01/2018 to 12/31/2018	$9.78176	$9.51278	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99883	$11.26750	0
01/01/2015 to 12/31/2015	$11.26750	$11.25045	0
01/01/2016 to 12/31/2016	$11.25045	$11.28609	0
01/01/2017 to 12/31/2017	$11.28609	$11.25089	0
01/01/2018 to 12/31/2018	$11.25089	$10.93149	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99883	$9.90669	0
01/01/2016 to 12/31/2016	$9.90669	$9.89964	0
01/01/2017 to 12/31/2017	$9.89964	$9.92611	0
01/01/2018 to 12/31/2018	$9.92611	$9.61473	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99767	$9.84852	0
01/01/2017 to 12/31/2017	$9.84852	$9.90040	0
01/01/2018 to 12/31/2018	$9.90040	$9.56863	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00516	0
01/01/2018 to 12/31/2018	$10.00516	$9.59187	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63151	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.62275	$8.12532	10,262
01/01/2010 to 12/31/2010	$8.12532	$9.01791	9,912
01/01/2011 to 12/31/2011	$9.01791	$8.61387	9,358
01/01/2012 to 12/31/2012	$8.61387	$9.58918	9,523
01/01/2013 to 12/31/2013	$9.58918	$11.51618	10,893
01/01/2014 to 12/31/2014	$11.51618	$12.06198	10,649
01/01/2015 to 12/31/2015	$12.06198	$11.87062	10,260
01/01/2016 to 12/31/2016	$11.87062	$12.41530	11,022
01/01/2017 to 12/31/2017	$12.41530	$14.32866	117
01/01/2018 to 12/31/2018	$14.32866	$13.15287	426
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99825	$11.61660	0
01/01/2014 to 12/31/2014	$11.61660	$12.91935	0
01/01/2015 to 12/31/2015	$12.91935	$12.19530	0
01/01/2016 to 12/31/2016	$12.19530	$13.71704	0
01/01/2017 to 12/31/2017	$13.71704	$15.90001	0
01/01/2018 to 12/31/2018	$15.90001	$14.82138	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.94381	$7.67611	0
01/01/2010 to 12/31/2010	$7.67611	$9.67044	0
01/01/2011 to 12/31/2011	$9.67044	$10.09087	0
01/01/2012 to 12/31/2012	$10.09087	$11.39391	0
01/01/2013 to 12/31/2013	$11.39391	$11.50326	0
01/01/2014 to 12/31/2014	$11.50326	$14.74195	0
01/01/2015 to 12/31/2015	$14.74195	$15.13028	0
01/01/2016 to 12/31/2016	$15.13028	$15.52541	0
01/01/2017 to 12/31/2017	$15.52541	$16.14832	0
01/01/2018 to 12/31/2018	$16.14832	$15.05447	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.67441	$8.09215	4,185
01/01/2010 to 12/31/2010	$8.09215	$9.05939	4,777
01/01/2011 to 12/31/2011	$9.05939	$8.73526	3,040
01/01/2012 to 12/31/2012	$8.73526	$9.46022	4,251
01/01/2013 to 12/31/2013	$9.46022	$10.62780	6,177
01/01/2014 to 12/31/2014	$10.62780	$10.73172	6,710
01/01/2015 to 12/31/2015	$10.73172	$10.60954	6,235
01/01/2016 to 12/31/2016	$10.60954	$10.82816	6,903
01/01/2017 to 12/31/2017	$10.82816	$12.34667	2,180
01/01/2018 to 12/31/2018	$12.34667	$11.14907	2,429
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10054	$8.06810	0
01/01/2010 to 12/31/2010	$8.06810	$9.49352	0
01/01/2011 to 12/31/2011	$9.49352	$8.82539	0
01/01/2012 to 12/31/2012	$8.82539	$10.95482	0
01/01/2013 to 12/31/2013	$10.95482	$11.19008	0
01/01/2014 to 12/31/2014	$11.19008	$12.47946	0
01/01/2015 to 12/31/2015	$12.47946	$12.20544	0
01/01/2016 to 12/31/2016	$12.20544	$12.05573	0
01/01/2017 to 12/31/2017	$12.05573	$13.08707	0
01/01/2018 to 12/31/2018	$13.08707	$12.20642	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.91450	$6.90084	0
01/01/2010 to 12/31/2010	$6.90084	$7.62592	0
01/01/2011 to 12/31/2011	$7.62592	$7.05340	0
01/01/2012 to 12/31/2012	$7.05340	$8.26243	0
01/01/2013 to 12/31/2013	$8.26243	$10.80129	0
01/01/2014 to 12/31/2014	$10.80129	$11.96215	0
01/01/2015 to 12/31/2015	$11.96215	$11.16886	0
01/01/2016 to 12/31/2016	$11.16886	$12.19601	0
01/01/2017 to 12/31/2017	$12.19601	$13.10334	0
01/01/2018 to 12/31/2018	$13.10334	$11.73193	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.03125	$9.27500	0
01/01/2010 to 12/31/2010	$9.27500	$10.87959	0
01/01/2011 to 12/31/2011	$10.87959	$10.33352	0
01/01/2012 to 12/31/2012	$10.33352	$12.09945	0
01/01/2013 to 12/31/2013	$12.09945	$15.65740	0
01/01/2014 to 12/31/2014	$15.65740	$17.09415	0
01/01/2015 to 12/31/2015	$17.09415	$15.78241	0
01/01/2016 to 12/31/2016	$15.78241	$15.70455	0
01/01/2017 to 12/31/2017	$15.70455	$19.53960	0
01/01/2018 to 12/31/2018	$19.53960	$18.29362	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59215	$9.16998	0
01/01/2010 to 12/31/2010	$9.16998	$10.01776	0
01/01/2011 to 12/31/2011	$10.01776	$9.75711	0
01/01/2012 to 12/31/2012	$9.75711	$10.51862	0
01/01/2013 to 12/31/2013	$10.51862	$11.30812	0
01/01/2014 to 12/31/2014	$11.30812	$11.51712	0
01/01/2015 to 12/31/2015	$11.51712	$11.17181	0
01/01/2016 to 12/31/2016	$11.17181	$11.51175	0
01/01/2017 to 12/31/2017	$11.51175	$12.65399	0
01/01/2018 to 12/31/2018	$12.65399	$11.51159	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.62330	$9.46612	0
01/01/2010 to 12/31/2010	$9.46612	$11.74715	0
01/01/2011 to 12/31/2011	$11.74715	$11.64964	0
01/01/2012 to 12/31/2012	$11.64964	$13.19294	0
01/01/2013 to 12/31/2013	$13.19294	$17.92767	0
01/01/2014 to 12/31/2014	$17.92767	$18.81311	0
01/01/2015 to 12/31/2015	$18.81311	$17.40462	0
01/01/2016 to 12/31/2016	$17.40462	$21.18109	0
01/01/2017 to 12/31/2017	$21.18109	$23.26306	0
01/01/2018 to 12/31/2018	$23.26306	$19.56735	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.14553	$9.95604	0
01/01/2010 to 12/31/2010	$9.95604	$9.74848	0
01/01/2011 to 12/31/2011	$9.74848	$9.54552	0
01/01/2012 to 12/31/2012	$9.54552	$9.34438	0
01/01/2013 to 12/31/2013	$9.34438	$9.14742	0
01/01/2014 to 12/31/2014	$9.14742	$8.95464	0
01/01/2015 to 12/31/2015	$8.95464	$8.76588	0
01/01/2016 to 12/31/2016	$8.76588	$8.58160	0
01/01/2017 to 12/31/2017	$8.58160	$8.42970	0
01/01/2018 to 12/31/2018	$8.42970	$8.35832	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.65663	$10.16011	0
01/01/2010 to 12/31/2010	$10.16011	$11.28870	0
01/01/2011 to 12/31/2011	$11.28870	$11.40173	0
01/01/2012 to 12/31/2012	$11.40173	$12.70955	0
01/01/2013 to 12/31/2013	$12.70955	$13.33498	0
01/01/2014 to 12/31/2014	$13.33498	$13.38771	0
01/01/2015 to 12/31/2015	$13.38771	$12.63849	0
01/01/2016 to 12/31/2016	$12.63849	$14.27758	0
01/01/2017 to 12/31/2017	$14.27758	$15.02173	0
01/01/2018 to 12/31/2018	$15.02173	$14.41123	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.46533	$6.38973	0
01/01/2010 to 12/31/2010	$6.38973	$7.07812	0
01/01/2011 to 12/31/2011	$7.07812	$6.63929	0
01/01/2012 to 12/31/2012	$6.63929	$7.59667	0
01/01/2013 to 12/31/2013	$7.59667	$10.40084	0
01/01/2014 to 12/31/2014	$10.40084	$11.58123	0
01/01/2015 to 12/31/2015	$11.58123	$10.44880	0
01/01/2016 to 12/31/2016	$10.44880	$12.26330	0
01/01/2017 to 12/31/2017	$12.26330	$14.30961	0
01/01/2018 to 12/31/2018	$14.30961	$12.02405	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.38294	$7.12895	0
01/01/2010 to 12/31/2010	$7.12895	$7.99054	0
01/01/2011 to 12/31/2011	$7.99054	$6.81135	0
01/01/2012 to 12/31/2012	$6.81135	$8.02550	0
01/01/2013 to 12/31/2013	$8.02550	$9.35346	0
01/01/2014 to 12/31/2014	$9.35346	$8.65040	0
01/01/2015 to 12/31/2015	$8.65040	$8.73462	0
01/01/2016 to 12/31/2016	$8.73462	$8.22788	0
01/01/2017 to 12/31/2017	$8.22788	$10.90849	0
01/01/2018 to 12/31/2018	$10.90849	$9.25382	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.72969	$7.31957	0
01/01/2010 to 12/31/2010	$7.31957	$7.95947	0
01/01/2011 to 12/31/2011	$7.95947	$6.81400	0
01/01/2012 to 12/31/2012	$6.81400	$7.78255	0
01/01/2013 to 12/31/2013	$7.78255	$9.10166	0
01/01/2014 to 12/31/2014	$9.10166	$8.31254	0
01/01/2015 to 12/31/2015	$8.31254	$8.20382	0
01/01/2016 to 12/31/2016	$8.20382	$8.07799	0
01/01/2017 to 12/31/2017	$8.07799	$9.71219	0
01/01/2018 to 12/31/2018	$9.71219	$7.97234	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.11750	$8.82554	0
01/01/2010 to 12/31/2010	$8.82554	$9.83332	0
01/01/2011 to 12/31/2011	$9.83332	$9.57153	0
01/01/2012 to 12/31/2012	$9.57153	$10.64216	0
01/01/2013 to 12/31/2013	$10.64216	$12.11402	0
01/01/2014 to 12/31/2014	$12.11402	$12.61343	0
01/01/2015 to 12/31/2015	$12.61343	$12.21824	0
01/01/2016 to 12/31/2016	$12.21824	$12.58523	0
01/01/2017 to 12/31/2017	$12.58523	$14.40970	0
01/01/2018 to 12/31/2018	$14.40970	$13.06457	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.92402	$7.87993	0
01/01/2010 to 12/31/2010	$7.87993	$8.26696	0
01/01/2011 to 12/31/2011	$8.26696	$7.35236	0
01/01/2012 to 12/31/2012	$7.35236	$8.77399	0
01/01/2013 to 12/31/2013	$8.77399	$9.90846	0
01/01/2014 to 12/31/2014	$9.90846	$9.08213	0
01/01/2015 to 12/31/2015	$9.08213	$8.64215	0
01/01/2016 to 12/31/2016	$8.64215	$8.62386	0
01/01/2017 to 12/31/2017	$8.62386	$10.94445	0
01/01/2018 to 12/31/2018	$10.94445	$8.84105	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.80249	$9.31987	1,290
01/01/2010 to 12/31/2010	$9.31987	$9.79118	1,396
01/01/2011 to 12/31/2011	$9.79118	$9.60749	1,098
01/01/2012 to 12/31/2012	$9.60749	$10.41286	1,036
01/01/2013 to 12/31/2013	$10.41286	$11.31798	1,080
01/01/2014 to 12/31/2014	$11.31798	$11.68307	561
01/01/2015 to 12/31/2015	$11.68307	$11.41585	450
01/01/2016 to 12/31/2016	$11.41585	$11.60465	425
01/01/2017 to 12/31/2017	$11.60465	$12.74008	0
01/01/2018 to 12/31/2018	$12.74008	$11.83076	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08364	$10.28430	0
01/01/2010 to 12/31/2010	$10.28430	$11.20698	0
01/01/2011 to 12/31/2011	$11.20698	$11.04379	0
01/01/2012 to 12/31/2012	$11.04379	$12.45240	0
01/01/2013 to 12/31/2013	$12.45240	$16.63861	0
01/01/2014 to 12/31/2014	$16.63861	$17.83604	0
01/01/2015 to 12/31/2015	$17.83604	$19.31686	0
01/01/2016 to 12/31/2016	$19.31686	$18.63368	0
01/01/2017 to 12/31/2017	$18.63368	$24.77811	0
01/01/2018 to 12/31/2018	$24.77811	$23.86217	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.95932	$7.56979	0
01/01/2010 to 12/31/2010	$7.56979	$8.87403	0
01/01/2011 to 12/31/2011	$8.87403	$8.60791	0
01/01/2012 to 12/31/2012	$8.60791	$9.45978	0
01/01/2013 to 12/31/2013	$9.45978	$12.65090	0
01/01/2014 to 12/31/2014	$12.65090	$13.69586	0
01/01/2015 to 12/31/2015	$13.69586	$14.75755	0
01/01/2016 to 12/31/2016	$14.75755	$15.25278	0
01/01/2017 to 12/31/2017	$15.25278	$19.85824	0
01/01/2018 to 12/31/2018	$19.85824	$18.91493	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.72847	$8.66191	0
01/01/2010 to 12/31/2010	$8.66191	$9.50088	0
01/01/2011 to 12/31/2011	$9.50088	$9.00948	0
01/01/2012 to 12/31/2012	$9.00948	$10.85465	0
01/01/2013 to 12/31/2013	$10.85465	$13.56235	0
01/01/2014 to 12/31/2014	$13.56235	$13.75852	0
01/01/2015 to 12/31/2015	$13.75852	$13.27119	0
01/01/2016 to 12/31/2016	$13.27119	$13.91603	0
01/01/2017 to 12/31/2017	$13.91603	$16.87129	0
01/01/2018 to 12/31/2018	$16.87129	$14.93621	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.69964	$8.15236	0
01/01/2010 to 12/31/2010	$8.15236	$9.00077	0
01/01/2011 to 12/31/2011	$9.00077	$8.75902	0
01/01/2012 to 12/31/2012	$8.75902	$10.03887	0
01/01/2013 to 12/31/2013	$10.03887	$13.43455	0
01/01/2014 to 12/31/2014	$13.43455	$14.29685	0
01/01/2015 to 12/31/2015	$14.29685	$15.00715	0
01/01/2016 to 12/31/2016	$15.00715	$14.97230	0
01/01/2017 to 12/31/2017	$14.97230	$19.15867	0
01/01/2018 to 12/31/2018	$19.15867	$19.15578	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99825	$10.17912	0
01/01/2013 to 12/31/2013	$10.17912	$13.40284	0
01/01/2014 to 12/31/2014	$13.40284	$14.46098	0
01/01/2015 to 12/31/2015	$14.46098	$14.05378	0
01/01/2016 to 12/31/2016	$14.05378	$15.60807	0
01/01/2017 to 12/31/2017	$15.60807	$17.92955	0
01/01/2018 to 12/31/2018	$17.92955	$15.76811	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.65589	$7.78700	0
01/01/2010 to 12/31/2010	$7.78700	$9.40947	0
01/01/2011 to 12/31/2011	$9.40947	$8.98248	0
01/01/2012 to 12/31/2012	$8.98248	$10.29897	0
01/01/2013 to 12/31/2013	$10.29897	$14.31730	0
01/01/2014 to 12/31/2014	$14.31730	$16.01278	0
01/01/2015 to 12/31/2015	$16.01278	$14.79160	0
01/01/2016 to 12/31/2016	$14.79160	$17.12037	0
01/01/2017 to 12/31/2017	$17.12037	$19.07159	0
01/01/2018 to 12/31/2018	$19.07159	$15.59768	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99825	$10.29108	0
01/01/2013 to 12/31/2013	$10.29108	$11.97969	0
01/01/2014 to 12/31/2014	$11.97969	$12.32985	0
01/01/2015 to 12/31/2015	$12.32985	$11.92010	0
01/01/2016 to 12/31/2016	$11.92010	$12.17374	0
01/01/2017 to 12/31/2017	$12.17374	$13.88352	0
01/01/2018 to 12/31/2018	$13.88352	$12.46471	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56218	$9.06661	0
01/01/2010 to 12/31/2010	$9.06661	$10.85216	0
01/01/2011 to 12/31/2011	$10.85216	$8.47011	0
01/01/2012 to 12/31/2012	$8.47011	$9.77790	0
01/01/2013 to 12/31/2013	$9.77790	$9.59311	0
01/01/2014 to 12/31/2014	$9.59311	$8.95105	0
01/01/2015 to 12/31/2015	$8.95105	$7.29662	0
01/01/2016 to 12/31/2016	$7.29662	$8.02620	0
01/01/2017 to 12/31/2017	$8.02620	$9.93007	0
01/01/2018 to 12/31/2018	$9.93007	$8.35424	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.25528	$9.70064	15,775
01/01/2010 to 12/31/2010	$9.70064	$10.50017	16,929
01/01/2011 to 12/31/2011	$10.50017	$10.38155	15,442
01/01/2012 to 12/31/2012	$10.38155	$11.21664	16,492
01/01/2013 to 12/31/2013	$11.21664	$11.99177	16,931
01/01/2014 to 12/31/2014	$11.99177	$12.41697	7,357
01/01/2015 to 12/31/2015	$12.41697	$12.17263	6,259
01/01/2016 to 12/31/2016	$12.17263	$12.57506	6,857
01/01/2017 to 12/31/2017	$12.57506	$13.55777	6,501
01/01/2018 to 12/31/2018	$13.55777	$12.89358	2,995
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01817	$10.06256	0
01/01/2012 to 12/31/2012	$10.06256	$10.55047	0
01/01/2013 to 12/31/2013	$10.55047	$10.08920	0
01/01/2014 to 12/31/2014	$10.08920	$10.47510	0
01/01/2015 to 12/31/2015	$10.47510	$10.22676	0
01/01/2016 to 12/31/2016	$10.22676	$10.43309	0
01/01/2017 to 12/31/2017	$10.43309	$10.79293	0
01/01/2018 to 12/31/2018	$10.79293	$10.47827	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.11961	$7.54662	1,493
01/01/2010 to 12/31/2010	$7.54662	$8.79273	931
01/01/2011 to 12/31/2011	$8.79273	$8.07282	2,291
01/01/2012 to 12/31/2012	$8.07282	$8.92343	369
01/01/2013 to 12/31/2013	$8.92343	$10.22265	306
01/01/2014 to 12/31/2014	$10.22265	$10.92759	115
01/01/2015 to 12/31/2015	$10.92759	$10.63172	2,069
01/01/2016 to 12/31/2016	$10.63172	$11.45872	2,322
01/01/2017 to 12/31/2017	$11.45872	$13.02353	3,740
01/01/2018 to 12/31/2018	$13.02353	$11.77927	370
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.63971	0
01/01/2014 to 12/31/2014	$11.63971	$13.13109	0
01/01/2015 to 12/31/2015	$13.13109	$13.05268	0
01/01/2016 to 12/31/2016	$13.05268	$14.16533	0
01/01/2017 to 12/31/2017	$14.16533	$16.83684	0
01/01/2018 to 12/31/2018	$16.83684	$15.30142	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.83700	$6.96092	0
01/01/2010 to 12/31/2010	$6.96092	$7.83975	0
01/01/2011 to 12/31/2011	$7.83975	$7.94013	0
01/01/2012 to 12/31/2012	$7.94013	$9.23406	0
01/01/2013 to 12/31/2013	$9.23406	$11.97084	0
01/01/2014 to 12/31/2014	$11.97084	$13.73571	0
01/01/2015 to 12/31/2015	$13.73571	$13.86026	0
01/01/2016 to 12/31/2016	$13.86026	$15.58312	0
01/01/2017 to 12/31/2017	$15.58312	$18.65008	0
01/01/2018 to 12/31/2018	$18.65008	$16.75485	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99825	$8.87204	0
01/01/2012 to 12/31/2012	$8.87204	$9.82746	0
01/01/2013 to 12/31/2013	$9.82746	$11.77514	0
01/01/2014 to 12/31/2014	$11.77514	$12.27624	0
01/01/2015 to 12/31/2015	$12.27624	$12.03552	0
01/01/2016 to 12/31/2016	$12.03552	$12.52727	0
01/01/2017 to 12/31/2017	$12.52727	$14.49467	0
01/01/2018 to 12/31/2018	$14.49467	$13.26130	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.32374	$8.84623	0
01/01/2010 to 12/31/2010	$8.84623	$9.69191	0
01/01/2011 to 12/31/2011	$9.69191	$9.31555	0
01/01/2012 to 12/31/2012	$9.31555	$10.05644	0
01/01/2013 to 12/31/2013	$10.05644	$11.06907	0
01/01/2014 to 12/31/2014	$11.06907	$11.39257	0
01/01/2015 to 12/31/2015	$11.39257	$11.13387	0
01/01/2016 to 12/31/2016	$11.13387	$11.42448	0
01/01/2017 to 12/31/2017	$11.42448	$12.99982	0
01/01/2018 to 12/31/2018	$12.99982	$11.71870	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.57945	$7.24578	0
01/01/2010 to 12/31/2010	$7.24578	$9.40175	0
01/01/2011 to 12/31/2011	$9.40175	$7.99707	0
01/01/2012 to 12/31/2012	$7.99707	$9.39959	0
01/01/2013 to 12/31/2013	$9.39959	$12.95679	0
01/01/2014 to 12/31/2014	$12.95679	$13.31031	0
01/01/2015 to 12/31/2015	$13.31031	$13.20375	0
01/01/2016 to 12/31/2016	$13.20375	$13.92120	0
01/01/2017 to 12/31/2017	$13.92120	$17.40241	0
01/01/2018 to 12/31/2018	$17.40241	$15.18639	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.26870	$8.21727	0
01/01/2010 to 12/31/2010	$8.21727	$10.97365	0
01/01/2011 to 12/31/2011	$10.97365	$10.63756	0
01/01/2012 to 12/31/2012	$10.63756	$11.68095	0
01/01/2013 to 12/31/2013	$11.68095	$15.45680	0
01/01/2014 to 12/31/2014	$15.45680	$15.70892	0
01/01/2015 to 12/31/2015	$15.70892	$15.49852	0
01/01/2016 to 12/31/2016	$15.49852	$17.00487	0
01/01/2017 to 12/31/2017	$17.00487	$20.62880	0
01/01/2018 to 12/31/2018	$20.62880	$18.49456	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.49201	$8.07126	0
01/01/2010 to 12/31/2010	$8.07126	$9.95506	0
01/01/2011 to 12/31/2011	$9.95506	$9.16306	0
01/01/2012 to 12/31/2012	$9.16306	$10.59856	0
01/01/2013 to 12/31/2013	$10.59856	$14.25573	0
01/01/2014 to 12/31/2014	$14.25573	$14.69046	0
01/01/2015 to 12/31/2015	$14.69046	$13.76095	0
01/01/2016 to 12/31/2016	$13.76095	$17.40575	0
01/01/2017 to 12/31/2017	$17.40575	$18.29168	0
01/01/2018 to 12/31/2018	$18.29168	$14.84672	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.38250	$8.97137	22,587
01/01/2010 to 12/31/2010	$8.97137	$9.79540	21,665
01/01/2011 to 12/31/2011	$9.79540	$9.77944	18,155
01/01/2012 to 12/31/2012	$9.77944	$10.86506	15,127
01/01/2013 to 12/31/2013	$10.86506	$12.42658	14,008
01/01/2014 to 12/31/2014	$12.42658	$12.87987	10,591
01/01/2015 to 12/31/2015	$12.87987	$12.61367	7,397
01/01/2016 to 12/31/2016	$12.61367	$13.27994	6,136
01/01/2017 to 12/31/2017	$13.27994	$15.00384	5,273
01/01/2018 to 12/31/2018	$15.00384	$13.90349	3,951
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.85175	$8.78579	0
01/01/2010 to 12/31/2010	$8.78579	$9.96050	0
01/01/2011 to 12/31/2011	$9.96050	$9.58551	0
01/01/2012 to 12/31/2012	$9.58551	$11.03296	0
01/01/2013 to 12/31/2013	$11.03296	$15.55557	0
01/01/2014 to 12/31/2014	$15.55557	$16.49845	0
01/01/2015 to 12/31/2015	$16.49845	$17.69844	0
01/01/2016 to 12/31/2016	$17.69844	$17.79379	0
01/01/2017 to 12/31/2017	$17.79379	$24.01943	0
01/01/2018 to 12/31/2018	$24.01943	$24.41938	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.01165	$6.95945	0
01/01/2010 to 12/31/2010	$6.95945	$7.66039	0
01/01/2011 to 12/31/2011	$7.66039	$7.46234	0
01/01/2012 to 12/31/2012	$7.46234	$8.28372	0
01/01/2013 to 12/31/2013	$8.28372	$10.91728	0
01/01/2014 to 12/31/2014	$10.91728	$10.85357	0
01/01/2015 to 12/31/2015	$10.85357	$9.98050	0
01/01/2016 to 12/31/2016	$9.98050	$10.36932	0
01/01/2017 to 12/31/2017	$10.36932	$11.83168	0
01/01/2018 to 12/31/2018	$11.83168	$10.45628	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.68800	$8.31597	0
01/01/2010 to 12/31/2010	$8.31597	$9.80597	0
01/01/2011 to 12/31/2011	$9.80597	$8.16751	0
01/01/2012 to 12/31/2012	$8.16751	$8.28427	0
01/01/2013 to 12/31/2013	$8.28427	$9.35694	0
01/01/2014 to 12/31/2014	$9.35694	$8.39383	0
01/01/2015 to 12/31/2015	$8.39383	$6.63479	0
01/01/2016 to 12/31/2016	$6.63479	$8.09406	0
01/01/2017 to 12/31/2017	$8.09406	$8.74049	0
01/01/2018 to 12/31/2018	$8.74049	$7.13043	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.11481	$11.10125	0
01/01/2010 to 12/31/2010	$11.10125	$11.49144	0
01/01/2011 to 12/31/2011	$11.49144	$11.71361	0
01/01/2012 to 12/31/2012	$11.71361	$12.06551	0
01/01/2013 to 12/31/2013	$12.06551	$11.36783	0
01/01/2014 to 12/31/2014	$11.36783	$11.19015	0
01/01/2015 to 12/31/2015	$11.19015	$10.44842	0
01/01/2016 to 12/31/2016	$10.44842	$10.67445	0
01/01/2017 to 12/31/2017	$10.67445	$10.66334	0
01/01/2018 to 12/31/2018	$10.66334	$10.64599	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.89420	$8.01363	0
01/01/2010 to 12/31/2010	$8.01363	$9.69689	0
01/01/2011 to 12/31/2011	$9.69689	$9.16512	0
01/01/2012 to 12/31/2012	$9.16512	$10.62336	0
01/01/2013 to 12/31/2013	$10.62336	$13.77061	0
01/01/2014 to 12/31/2014	$13.77061	$15.49828	0
01/01/2015 to 12/31/2015	$15.49828	$14.16894	0
01/01/2016 to 12/31/2016	$14.16894	$15.81227	0
01/01/2017 to 12/31/2017	$15.81227	$18.34840	0
01/01/2018 to 12/31/2018	$18.34840	$14.99140	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.83669	$7.33814	0
01/01/2010 to 12/31/2010	$7.33814	$8.23489	0
01/01/2011 to 12/31/2011	$8.23489	$7.78299	0
01/01/2012 to 12/31/2012	$7.78299	$8.45731	0
01/01/2013 to 12/31/2013	$8.45731	$9.97660	0
01/01/2014 to 12/31/2014	$9.97660	$10.30385	0
01/01/2015 to 12/31/2015	$10.30385	$10.02288	0
01/01/2016 to 12/31/2016	$10.02288	$10.45226	0
01/01/2017 to 12/31/2017	$10.45226	$11.62349	0
01/01/2018 to 12/31/2018	$11.62349	$10.80855	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.25500	$10.11349	0
01/01/2010 to 12/31/2010	$10.11349	$10.67235	0
01/01/2011 to 12/31/2011	$10.67235	$11.07720	0
01/01/2012 to 12/31/2012	$11.07720	$11.69487	0
01/01/2013 to 12/31/2013	$11.69487	$11.27745	0
01/01/2014 to 12/31/2014	$11.27745	$11.83426	0
01/01/2015 to 12/31/2015	$11.83426	$11.72803	0
01/01/2016 to 12/31/2016	$11.72803	$12.07267	0
01/01/2017 to 12/31/2017	$12.07267	$12.56432	0
01/01/2018 to 12/31/2018	$12.56432	$12.01956	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal TrueIncome Only (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.93419	$8.42904	0
01/01/2010 to 12/31/2010	$8.42904	$9.22519	0
01/01/2011 to 12/31/2011	$9.22519	$8.77804	0
01/01/2012 to 12/31/2012	$8.77804	$9.65834	0
01/01/2013 to 12/31/2013	$9.65834	$10.38254	0
01/01/2014 to 12/31/2014	$10.38254	$10.53630	0
01/01/2015 to 12/31/2015	$10.53630	$9.96748	0
01/01/2016 to 12/31/2016	$9.96748	$10.36091	0
01/01/2017 to 12/31/2017	$10.36091	$11.40291	0
01/01/2018 to 12/31/2018	$11.40291	$10.23796	10
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.17504	$8.85106	1,878
01/01/2010 to 12/31/2010	$8.85106	$9.83777	1,876
01/01/2011 to 12/31/2011	$9.83777	$9.62752	1,874
01/01/2012 to 12/31/2012	$9.62752	$10.69495	1,872
01/01/2013 to 12/31/2013	$10.69495	$12.18503	1,871
01/01/2014 to 12/31/2014	$12.18503	$12.63822	1,869
01/01/2015 to 12/31/2015	$12.63822	$12.45287	1,868
01/01/2016 to 12/31/2016	$12.45287	$13.03826	1,866
01/01/2017 to 12/31/2017	$13.03826	$14.90290	1,865
01/01/2018 to 12/31/2018	$14.90290	$13.70808	1,864
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.25984	$8.74980	0
01/01/2010 to 12/31/2010	$8.74980	$9.60608	0
01/01/2011 to 12/31/2011	$9.60608	$9.27594	0
01/01/2012 to 12/31/2012	$9.27594	$10.19793	27,416
01/01/2013 to 12/31/2013	$10.19793	$11.72754	25,581
01/01/2014 to 12/31/2014	$11.72754	$12.21115	23,910
01/01/2015 to 12/31/2015	$12.21115	$11.99298	22,283
01/01/2016 to 12/31/2016	$11.99298	$12.46195	20,635
01/01/2017 to 12/31/2017	$12.46195	$13.99801	19,125
01/01/2018 to 12/31/2018	$13.99801	$13.00603	17,704
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$9.98478	0
01/01/2013 to 12/31/2013	$9.98478	$10.81918	0
01/01/2014 to 12/31/2014	$10.81918	$11.09326	0
01/01/2015 to 12/31/2015	$11.09326	$10.51796	0
01/01/2016 to 12/31/2016	$10.51796	$10.99734	0
01/01/2017 to 12/31/2017	$10.99734	$12.10611	0
01/01/2018 to 12/31/2018	$12.10611	$11.20739	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.19792	$10.98807	0
01/01/2010 to 12/31/2010	$10.98807	$11.15954	0
01/01/2011 to 12/31/2011	$11.15954	$11.15386	0
01/01/2012 to 12/31/2012	$11.15386	$11.41412	0
01/01/2013 to 12/31/2013	$11.41412	$10.91456	0
01/01/2014 to 12/31/2014	$10.91456	$10.65851	0
01/01/2015 to 12/31/2015	$10.65851	$10.46878	0
01/01/2016 to 12/31/2016	$10.46878	$10.40125	0
01/01/2017 to 12/31/2017	$10.40125	$10.34094	0
01/01/2018 to 12/31/2018	$10.34094	$10.18208	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.10583	$11.51084	0
01/01/2010 to 12/31/2010	$11.51084	$12.12007	0
01/01/2011 to 12/31/2011	$12.12007	$12.22416	0
01/01/2012 to 12/31/2012	$12.22416	$13.06239	0
01/01/2013 to 12/31/2013	$13.06239	$12.53376	0
01/01/2014 to 12/31/2014	$12.53376	$12.76995	0
01/01/2015 to 12/31/2015	$12.76995	$12.21923	0
01/01/2016 to 12/31/2016	$12.21923	$12.44973	0
01/01/2017 to 12/31/2017	$12.44973	$12.70101	0
01/01/2018 to 12/31/2018	$12.70101	$12.33159	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.60876	$8.09615	36,365
01/01/2010 to 12/31/2010	$8.09615	$8.97247	33,933
01/01/2011 to 12/31/2011	$8.97247	$8.55797	31,699
01/01/2012 to 12/31/2012	$8.55797	$9.51289	0
01/01/2013 to 12/31/2013	$9.51289	$11.40773	0
01/01/2014 to 12/31/2014	$11.40773	$11.93096	0
01/01/2015 to 12/31/2015	$11.93096	$11.72459	0
01/01/2016 to 12/31/2016	$11.72459	$12.24471	0
01/01/2017 to 12/31/2017	$12.24471	$14.11116	0
01/01/2018 to 12/31/2018	$14.11116	$12.93416	47
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60209	0
01/01/2014 to 12/31/2014	$11.60209	$12.88429	0
01/01/2015 to 12/31/2015	$12.88429	$12.14440	0
01/01/2016 to 12/31/2016	$12.14440	$13.63973	0
01/01/2017 to 12/31/2017	$13.63973	$15.78719	0
01/01/2018 to 12/31/2018	$15.78719	$14.69452	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.93131	$7.64885	0
01/01/2010 to 12/31/2010	$7.64885	$9.62208	0
01/01/2011 to 12/31/2011	$9.62208	$10.02565	0
01/01/2012 to 12/31/2012	$10.02565	$11.30356	0
01/01/2013 to 12/31/2013	$11.30356	$11.39532	0
01/01/2014 to 12/31/2014	$11.39532	$14.58235	0
01/01/2015 to 12/31/2015	$14.58235	$14.94448	0
01/01/2016 to 12/31/2016	$14.94448	$15.31233	0
01/01/2017 to 12/31/2017	$15.31233	$15.90334	0
01/01/2018 to 12/31/2018	$15.90334	$14.80428	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.66052	$8.06343	3,269
01/01/2010 to 12/31/2010	$8.06343	$9.01404	3,002
01/01/2011 to 12/31/2011	$9.01404	$8.67886	2,763
01/01/2012 to 12/31/2012	$8.67886	$9.38536	2,525
01/01/2013 to 12/31/2013	$9.38536	$10.52821	2,300
01/01/2014 to 12/31/2014	$10.52821	$10.61549	2,091
01/01/2015 to 12/31/2015	$10.61549	$10.47933	1,888
01/01/2016 to 12/31/2016	$10.47933	$10.67965	1,675
01/01/2017 to 12/31/2017	$10.67965	$12.15954	1,484
01/01/2018 to 12/31/2018	$12.15954	$10.96374	1,316
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09649	$8.05078	0
01/01/2010 to 12/31/2010	$8.05078	$9.45927	0
01/01/2011 to 12/31/2011	$9.45927	$8.78060	0
01/01/2012 to 12/31/2012	$8.78060	$10.88313	0
01/01/2013 to 12/31/2013	$10.88313	$11.10056	0
01/01/2014 to 12/31/2014	$11.10056	$12.36143	0
01/01/2015 to 12/31/2015	$12.36143	$12.07227	0
01/01/2016 to 12/31/2016	$12.07227	$11.90670	0
01/01/2017 to 12/31/2017	$11.90670	$12.90640	0
01/01/2018 to 12/31/2018	$12.90640	$12.02006	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.90204	$6.87620	0
01/01/2010 to 12/31/2010	$6.87620	$7.58756	0
01/01/2011 to 12/31/2011	$7.58756	$7.00767	0
01/01/2012 to 12/31/2012	$7.00767	$8.19683	0
01/01/2013 to 12/31/2013	$8.19683	$10.69988	0
01/01/2014 to 12/31/2014	$10.69988	$11.83248	0
01/01/2015 to 12/31/2015	$11.83248	$11.03141	0
01/01/2016 to 12/31/2016	$11.03141	$12.02814	0
01/01/2017 to 12/31/2017	$12.02814	$12.90399	0
01/01/2018 to 12/31/2018	$12.90399	$11.53638	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.01856	$9.24189	0
01/01/2010 to 12/31/2010	$9.24189	$10.82478	0
01/01/2011 to 12/31/2011	$10.82478	$10.26633	0
01/01/2012 to 12/31/2012	$10.26633	$12.00309	0
01/01/2013 to 12/31/2013	$12.00309	$15.50989	0
01/01/2014 to 12/31/2014	$15.50989	$16.90829	0
01/01/2015 to 12/31/2015	$16.90829	$15.58786	0
01/01/2016 to 12/31/2016	$15.58786	$15.48831	0
01/01/2017 to 12/31/2017	$15.48831	$19.24247	0
01/01/2018 to 12/31/2018	$19.24247	$17.98895	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58467	$9.14747	0
01/01/2010 to 12/31/2010	$9.14747	$9.97866	0
01/01/2011 to 12/31/2011	$9.97866	$9.70492	0
01/01/2012 to 12/31/2012	$9.70492	$10.44704	0
01/01/2013 to 12/31/2013	$10.44704	$11.21477	0
01/01/2014 to 12/31/2014	$11.21477	$11.40532	0
01/01/2015 to 12/31/2015	$11.40532	$11.04711	0
01/01/2016 to 12/31/2016	$11.04711	$11.36652	0
01/01/2017 to 12/31/2017	$11.36652	$12.47615	0
01/01/2018 to 12/31/2018	$12.47615	$11.33300	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.61828	$9.44603	0
01/01/2010 to 12/31/2010	$9.44603	$11.70488	0
01/01/2011 to 12/31/2011	$11.70488	$11.59068	0
01/01/2012 to 12/31/2012	$11.59068	$13.10695	0
01/01/2013 to 12/31/2013	$13.10695	$17.78468	0
01/01/2014 to 12/31/2014	$17.78468	$18.63564	0
01/01/2015 to 12/31/2015	$18.63564	$17.21512	0
01/01/2016 to 12/31/2016	$17.21512	$20.91995	0
01/01/2017 to 12/31/2017	$20.91995	$22.94274	0
01/01/2018 to 12/31/2018	$22.94274	$19.26949	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.12434	$9.92051	0
01/01/2010 to 12/31/2010	$9.92051	$9.69962	0
01/01/2011 to 12/31/2011	$9.69962	$9.48362	0
01/01/2012 to 12/31/2012	$9.48362	$9.27056	0
01/01/2013 to 12/31/2013	$9.27056	$9.06171	0
01/01/2014 to 12/31/2014	$9.06171	$8.85774	0
01/01/2015 to 12/31/2015	$8.85774	$8.65835	0
01/01/2016 to 12/31/2016	$8.65835	$8.46385	0
01/01/2017 to 12/31/2017	$8.46385	$8.30186	0
01/01/2018 to 12/31/2018	$8.30186	$8.21943	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.64054	$10.12384	0
01/01/2010 to 12/31/2010	$10.12384	$11.23190	0
01/01/2011 to 12/31/2011	$11.23190	$11.32784	0
01/01/2012 to 12/31/2012	$11.32784	$12.60864	0
01/01/2013 to 12/31/2013	$12.60864	$13.20979	0
01/01/2014 to 12/31/2014	$13.20979	$13.24262	0
01/01/2015 to 12/31/2015	$13.24262	$12.48309	0
01/01/2016 to 12/31/2016	$12.48309	$14.08138	0
01/01/2017 to 12/31/2017	$14.08138	$14.79364	0
01/01/2018 to 12/31/2018	$14.79364	$14.17152	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.45377	$6.36697	0
01/01/2010 to 12/31/2010	$6.36697	$7.04275	0
01/01/2011 to 12/31/2011	$7.04275	$6.59641	0
01/01/2012 to 12/31/2012	$6.59641	$7.53638	0
01/01/2013 to 12/31/2013	$7.53638	$10.30322	0
01/01/2014 to 12/31/2014	$10.30322	$11.45567	0
01/01/2015 to 12/31/2015	$11.45567	$10.32028	0
01/01/2016 to 12/31/2016	$10.32028	$12.09463	0
01/01/2017 to 12/31/2017	$12.09463	$14.09230	0
01/01/2018 to 12/31/2018	$14.09230	$11.82392	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.37160	$7.10356	0
01/01/2010 to 12/31/2010	$7.10356	$7.95038	0
01/01/2011 to 12/31/2011	$7.95038	$6.76716	0
01/01/2012 to 12/31/2012	$6.76716	$7.96179	0
01/01/2013 to 12/31/2013	$7.96179	$9.26558	0
01/01/2014 to 12/31/2014	$9.26558	$8.55653	0
01/01/2015 to 12/31/2015	$8.55653	$8.62725	0
01/01/2016 to 12/31/2016	$8.62725	$8.11477	0
01/01/2017 to 12/31/2017	$8.11477	$10.74281	0
01/01/2018 to 12/31/2018	$10.74281	$9.09986	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.71766	$7.29345	0
01/01/2010 to 12/31/2010	$7.29345	$7.91949	0
01/01/2011 to 12/31/2011	$7.91949	$6.76988	0
01/01/2012 to 12/31/2012	$6.76988	$7.72074	0
01/01/2013 to 12/31/2013	$7.72074	$9.01609	0
01/01/2014 to 12/31/2014	$9.01609	$8.22230	0
01/01/2015 to 12/31/2015	$8.22230	$8.10284	0
01/01/2016 to 12/31/2016	$8.10284	$7.96680	0
01/01/2017 to 12/31/2017	$7.96680	$9.56448	0
01/01/2018 to 12/31/2018	$9.56448	$7.83945	0
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.00000	$10.83235	0
01/01/2010 to 12/31/2010	$10.83235	$11.73319	0
01/01/2011 to 12/31/2011	$11.73319	$12.89680	0
01/01/2012 to 12/31/2012	$12.89680	$13.79119	0
01/01/2013 to 12/31/2013	$13.79119	$13.05169	0
01/01/2014 to 12/31/2014	$13.05169	$13.61644	0
01/01/2015 to 12/31/2015	$13.61644	$13.46605	0
01/01/2016 to 12/31/2016	$13.46605	$13.71695	0
01/01/2017 to 12/31/2017	$13.71695	$13.98710	0
01/01/2018 to 12/31/2018	$13.98710	$13.63404	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.11050	$8.80378	0
01/01/2010 to 12/31/2010	$8.80378	$9.79464	0
01/01/2011 to 12/31/2011	$9.79464	$9.51996	0
01/01/2012 to 12/31/2012	$9.51996	$10.56929	0
01/01/2013 to 12/31/2013	$10.56929	$12.01346	0
01/01/2014 to 12/31/2014	$12.01346	$12.49037	0
01/01/2015 to 12/31/2015	$12.49037	$12.08124	0
01/01/2016 to 12/31/2016	$12.08124	$12.42589	0
01/01/2017 to 12/31/2017	$12.42589	$14.20655	0
01/01/2018 to 12/31/2018	$14.20655	$12.86129	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.91147	$7.85183	0
01/01/2010 to 12/31/2010	$7.85183	$8.22542	0
01/01/2011 to 12/31/2011	$8.22542	$7.30477	0
01/01/2012 to 12/31/2012	$7.30477	$8.70441	0
01/01/2013 to 12/31/2013	$8.70441	$9.81552	0
01/01/2014 to 12/31/2014	$9.81552	$8.98385	0
01/01/2015 to 12/31/2015	$8.98385	$8.53607	0
01/01/2016 to 12/31/2016	$8.53607	$8.50551	0
01/01/2017 to 12/31/2017	$8.50551	$10.77826	0
01/01/2018 to 12/31/2018	$10.77826	$8.69397	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.78606	$9.28661	1,819
01/01/2010 to 12/31/2010	$9.28661	$9.74184	1,817
01/01/2011 to 12/31/2011	$9.74184	$9.54506	1,815
01/01/2012 to 12/31/2012	$9.54506	$10.32995	1,813
01/01/2013 to 12/31/2013	$10.32995	$11.21139	1,812
01/01/2014 to 12/31/2014	$11.21139	$11.55607	1,810
01/01/2015 to 12/31/2015	$11.55607	$11.27524	1,809
01/01/2016 to 12/31/2016	$11.27524	$11.44499	1,808
01/01/2017 to 12/31/2017	$11.44499	$12.54645	1,806
01/01/2018 to 12/31/2018	$12.54645	$11.63377	1,805

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28232	0
01/01/2010 to 12/31/2010	$10.28232	$11.18824	0
01/01/2011 to 12/31/2011	$11.18824	$11.00912	0
01/01/2012 to 12/31/2012	$11.00912	$12.39505	0
01/01/2013 to 12/31/2013	$12.39505	$16.53773	0
01/01/2014 to 12/31/2014	$16.53773	$17.70185	0
01/01/2015 to 12/31/2015	$17.70185	$19.14332	0
01/01/2016 to 12/31/2016	$19.14332	$18.43917	0
01/01/2017 to 12/31/2017	$18.43917	$24.48371	0
01/01/2018 to 12/31/2018	$24.48371	$23.54378	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.94678	$7.54279	0
01/01/2010 to 12/31/2010	$7.54279	$8.82931	0
01/01/2011 to 12/31/2011	$8.82931	$8.55196	0
01/01/2012 to 12/31/2012	$8.55196	$9.38441	0
01/01/2013 to 12/31/2013	$9.38441	$12.53154	0
01/01/2014 to 12/31/2014	$12.53154	$13.54660	0
01/01/2015 to 12/31/2015	$13.54660	$14.57530	0
01/01/2016 to 12/31/2016	$14.57530	$15.04237	0
01/01/2017 to 12/31/2017	$15.04237	$19.55558	0
01/01/2018 to 12/31/2018	$19.55558	$18.59899	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.71434	$8.63106	0
01/01/2010 to 12/31/2010	$8.63106	$9.45324	0
01/01/2011 to 12/31/2011	$9.45324	$8.95124	0
01/01/2012 to 12/31/2012	$8.95124	$10.76865	0
01/01/2013 to 12/31/2013	$10.76865	$13.43516	0
01/01/2014 to 12/31/2014	$13.43516	$13.60938	0
01/01/2015 to 12/31/2015	$13.60938	$13.10800	0
01/01/2016 to 12/31/2016	$13.10800	$13.72482	0
01/01/2017 to 12/31/2017	$13.72482	$16.61525	0
01/01/2018 to 12/31/2018	$16.61525	$14.68773	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.68559	$8.12328	0
01/01/2010 to 12/31/2010	$8.12328	$8.95553	0
01/01/2011 to 12/31/2011	$8.95553	$8.70218	0
01/01/2012 to 12/31/2012	$8.70218	$9.95910	0
01/01/2013 to 12/31/2013	$9.95910	$13.30833	0
01/01/2014 to 12/31/2014	$13.30833	$14.14170	0
01/01/2015 to 12/31/2015	$14.14170	$14.82257	0
01/01/2016 to 12/31/2016	$14.82257	$14.76656	0
01/01/2017 to 12/31/2017	$14.76656	$18.86772	0
01/01/2018 to 12/31/2018	$18.86772	$18.83700	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17359	0
01/01/2013 to 12/31/2013	$10.17359	$13.37598	0
01/01/2014 to 12/31/2014	$13.37598	$14.41078	0
01/01/2015 to 12/31/2015	$14.41078	$13.98435	0
01/01/2016 to 12/31/2016	$13.98435	$15.50824	0
01/01/2017 to 12/31/2017	$15.50824	$17.78874	0
01/01/2018 to 12/31/2018	$17.78874	$15.62116	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.64402	$7.75926	0
01/01/2010 to 12/31/2010	$7.75926	$9.36222	0
01/01/2011 to 12/31/2011	$9.36222	$8.92438	0
01/01/2012 to 12/31/2012	$8.92438	$10.21725	0
01/01/2013 to 12/31/2013	$10.21725	$14.18277	0
01/01/2014 to 12/31/2014	$14.18277	$15.83912	0
01/01/2015 to 12/31/2015	$15.83912	$14.60968	0
01/01/2016 to 12/31/2016	$14.60968	$16.88494	0
01/01/2017 to 12/31/2017	$16.88494	$18.78179	0
01/01/2018 to 12/31/2018	$18.78179	$15.33800	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28083	0
01/01/2013 to 12/31/2013	$10.28083	$11.95031	0
01/01/2014 to 12/31/2014	$11.95031	$12.28152	0
01/01/2015 to 12/31/2015	$12.28152	$11.85583	0
01/01/2016 to 12/31/2016	$11.85583	$12.09042	0
01/01/2017 to 12/31/2017	$12.09042	$13.76824	0
01/01/2018 to 12/31/2018	$13.76824	$12.34299	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55845	$9.04724	0
01/01/2010 to 12/31/2010	$9.04724	$10.81315	0
01/01/2011 to 12/31/2011	$10.81315	$8.42720	0
01/01/2012 to 12/31/2012	$8.42720	$9.71407	0
01/01/2013 to 12/31/2013	$9.71407	$9.51647	0
01/01/2014 to 12/31/2014	$9.51647	$8.86654	0
01/01/2015 to 12/31/2015	$8.86654	$7.21713	0
01/01/2016 to 12/31/2016	$7.21713	$7.92706	0
01/01/2017 to 12/31/2017	$7.92706	$9.79316	0
01/01/2018 to 12/31/2018	$9.79316	$8.22689	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.23789	$9.66599	0
01/01/2010 to 12/31/2010	$9.66599	$10.44729	0
01/01/2011 to 12/31/2011	$10.44729	$10.31420	0
01/01/2012 to 12/31/2012	$10.31420	$11.12753	0
01/01/2013 to 12/31/2013	$11.12753	$11.87893	0
01/01/2014 to 12/31/2014	$11.87893	$12.28208	0
01/01/2015 to 12/31/2015	$12.28208	$12.02275	0
01/01/2016 to 12/31/2016	$12.02275	$12.40197	0
01/01/2017 to 12/31/2017	$12.40197	$13.35160	0
01/01/2018 to 12/31/2018	$13.35160	$12.67876	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06000	0
01/01/2012 to 12/31/2012	$10.06000	$10.53221	0
01/01/2013 to 12/31/2013	$10.53221	$10.05697	0
01/01/2014 to 12/31/2014	$10.05697	$10.42635	0
01/01/2015 to 12/31/2015	$10.42635	$10.16435	0
01/01/2016 to 12/31/2016	$10.16435	$10.35430	0
01/01/2017 to 12/31/2017	$10.35430	$10.69569	0
01/01/2018 to 12/31/2018	$10.69569	$10.36849	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.10680	$7.51985	0
01/01/2010 to 12/31/2010	$7.51985	$8.74860	0
01/01/2011 to 12/31/2011	$8.74860	$8.02042	0
01/01/2012 to 12/31/2012	$8.02042	$8.85249	0
01/01/2013 to 12/31/2013	$8.85249	$10.12645	0
01/01/2014 to 12/31/2014	$10.12645	$10.80883	0
01/01/2015 to 12/31/2015	$10.80883	$10.50074	0
01/01/2016 to 12/31/2016	$10.50074	$11.30094	0
01/01/2017 to 12/31/2017	$11.30094	$12.82542	0
01/01/2018 to 12/31/2018	$12.82542	$11.58293	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.82477	$6.93611	0
01/01/2010 to 12/31/2010	$6.93611	$7.80035	0
01/01/2011 to 12/31/2011	$7.80035	$7.88863	0
01/01/2012 to 12/31/2012	$7.88863	$9.16074	0
01/01/2013 to 12/31/2013	$9.16074	$11.85839	0
01/01/2014 to 12/31/2014	$11.85839	$13.58669	0
01/01/2015 to 12/31/2015	$13.58669	$13.68972	0
01/01/2016 to 12/31/2016	$13.68972	$15.36894	0
01/01/2017 to 12/31/2017	$15.36894	$18.36685	0
01/01/2018 to 12/31/2018	$18.36685	$16.47607	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86330	0
01/01/2012 to 12/31/2012	$8.86330	$9.80328	0
01/01/2013 to 12/31/2013	$9.80328	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$12.21012	0
01/01/2015 to 12/31/2015	$12.21012	$11.95308	0
01/01/2016 to 12/31/2016	$11.95308	$12.42324	0
01/01/2017 to 12/31/2017	$12.42324	$14.35338	0
01/01/2018 to 12/31/2018	$14.35338	$13.11270	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.31658	$8.82455	0
01/01/2010 to 12/31/2010	$8.82455	$9.65406	0
01/01/2011 to 12/31/2011	$9.65406	$9.26559	0
01/01/2012 to 12/31/2012	$9.26559	$9.98785	0
01/01/2013 to 12/31/2013	$9.98785	$10.97748	0
01/01/2014 to 12/31/2014	$10.97748	$11.28176	0
01/01/2015 to 12/31/2015	$11.28176	$11.00952	0
01/01/2016 to 12/31/2016	$11.00952	$11.28037	0
01/01/2017 to 12/31/2017	$11.28037	$12.81713	0
01/01/2018 to 12/31/2018	$12.81713	$11.53694	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.56771	$7.21994	0
01/01/2010 to 12/31/2010	$7.21994	$9.35446	0
01/01/2011 to 12/31/2011	$9.35446	$7.94511	0
01/01/2012 to 12/31/2012	$7.94511	$9.32485	0
01/01/2013 to 12/31/2013	$9.32485	$12.83494	0
01/01/2014 to 12/31/2014	$12.83494	$13.16584	0
01/01/2015 to 12/31/2015	$13.16584	$13.04112	0
01/01/2016 to 12/31/2016	$13.04112	$13.72964	0
01/01/2017 to 12/31/2017	$13.72964	$17.13786	0
01/01/2018 to 12/31/2018	$17.13786	$14.93347	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.25555	$8.18814	0
01/01/2010 to 12/31/2010	$8.18814	$10.91881	0
01/01/2011 to 12/31/2011	$10.91881	$10.56883	0
01/01/2012 to 12/31/2012	$10.56883	$11.58829	0
01/01/2013 to 12/31/2013	$11.58829	$15.31180	0
01/01/2014 to 12/31/2014	$15.31180	$15.53865	0
01/01/2015 to 12/31/2015	$15.53865	$15.30808	0
01/01/2016 to 12/31/2016	$15.30808	$16.77139	0
01/01/2017 to 12/31/2017	$16.77139	$20.31575	0
01/01/2018 to 12/31/2018	$20.31575	$18.18697	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.47833	$8.04226	0
01/01/2010 to 12/31/2010	$8.04226	$9.90483	0
01/01/2011 to 12/31/2011	$9.90483	$9.10347	0
01/01/2012 to 12/31/2012	$9.10347	$10.51418	0
01/01/2013 to 12/31/2013	$10.51418	$14.12151	0
01/01/2014 to 12/31/2014	$14.12151	$14.53073	0
01/01/2015 to 12/31/2015	$14.53073	$13.59129	0
01/01/2016 to 12/31/2016	$13.59129	$17.16609	0
01/01/2017 to 12/31/2017	$17.16609	$18.01349	0
01/01/2018 to 12/31/2018	$18.01349	$14.59933	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.36698	$8.93948	0
01/01/2010 to 12/31/2010	$8.93948	$9.74625	0
01/01/2011 to 12/31/2011	$9.74625	$9.71612	0
01/01/2012 to 12/31/2012	$9.71612	$10.77872	0
01/01/2013 to 12/31/2013	$10.77872	$12.30969	0
01/01/2014 to 12/31/2014	$12.30969	$12.73994	0
01/01/2015 to 12/31/2015	$12.73994	$12.45830	0
01/01/2016 to 12/31/2016	$12.45830	$13.09719	0
01/01/2017 to 12/31/2017	$13.09719	$14.77562	0
01/01/2018 to 12/31/2018	$14.77562	$13.67183	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.83949	$8.75462	0
01/01/2010 to 12/31/2010	$8.75462	$9.91060	0
01/01/2011 to 12/31/2011	$9.91060	$9.52354	0
01/01/2012 to 12/31/2012	$9.52354	$10.94552	0
01/01/2013 to 12/31/2013	$10.94552	$15.40960	0
01/01/2014 to 12/31/2014	$15.40960	$16.31968	0
01/01/2015 to 12/31/2015	$16.31968	$17.48099	0
01/01/2016 to 12/31/2016	$17.48099	$17.54933	0
01/01/2017 to 12/31/2017	$17.54933	$23.65489	0
01/01/2018 to 12/31/2018	$23.65489	$24.01333	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99907	$6.93468	0
01/01/2010 to 12/31/2010	$6.93468	$7.62200	0
01/01/2011 to 12/31/2011	$7.62200	$7.41393	0
01/01/2012 to 12/31/2012	$7.41393	$8.21792	0
01/01/2013 to 12/31/2013	$8.21792	$10.81467	0
01/01/2014 to 12/31/2014	$10.81467	$10.73585	0
01/01/2015 to 12/31/2015	$10.73585	$9.85776	0
01/01/2016 to 12/31/2016	$9.85776	$10.22683	0
01/01/2017 to 12/31/2017	$10.22683	$11.65197	0
01/01/2018 to 12/31/2018	$11.65197	$10.28230	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.67597	$8.28615	0
01/01/2010 to 12/31/2010	$8.28615	$9.75631	0
01/01/2011 to 12/31/2011	$9.75631	$8.11414	0
01/01/2012 to 12/31/2012	$8.11414	$8.21809	0
01/01/2013 to 12/31/2013	$8.21809	$9.26858	0
01/01/2014 to 12/31/2014	$9.26858	$8.30229	0
01/01/2015 to 12/31/2015	$8.30229	$6.55282	0
01/01/2016 to 12/31/2016	$6.55282	$7.98243	0
01/01/2017 to 12/31/2017	$7.98243	$8.60741	0
01/01/2018 to 12/31/2018	$8.60741	$7.01151	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.09357	$11.06172	0
01/01/2010 to 12/31/2010	$11.06172	$11.43374	0
01/01/2011 to 12/31/2011	$11.43374	$11.63767	0
01/01/2012 to 12/31/2012	$11.63767	$11.96951	0
01/01/2013 to 12/31/2013	$11.96951	$11.26080	0
01/01/2014 to 12/31/2014	$11.26080	$11.06848	0
01/01/2015 to 12/31/2015	$11.06848	$10.31961	0
01/01/2016 to 12/31/2016	$10.31961	$10.52728	0
01/01/2017 to 12/31/2017	$10.52728	$10.50088	0
01/01/2018 to 12/31/2018	$10.50088	$10.46831	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.88192	$7.98530	0
01/01/2010 to 12/31/2010	$7.98530	$9.64843	0
01/01/2011 to 12/31/2011	$9.64843	$9.10597	0
01/01/2012 to 12/31/2012	$9.10597	$10.53932	0
01/01/2013 to 12/31/2013	$10.53932	$13.64150	0
01/01/2014 to 12/31/2014	$13.64150	$15.33046	0
01/01/2015 to 12/31/2015	$15.33046	$13.99492	0
01/01/2016 to 12/31/2016	$13.99492	$15.59512	0
01/01/2017 to 12/31/2017	$15.59512	$18.06990	0
01/01/2018 to 12/31/2018	$18.06990	$14.74213	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.82442	$7.31205	0
01/01/2010 to 12/31/2010	$7.31205	$8.19375	0
01/01/2011 to 12/31/2011	$8.19375	$7.73276	0
01/01/2012 to 12/31/2012	$7.73276	$8.39038	0
01/01/2013 to 12/31/2013	$8.39038	$9.88303	0
01/01/2014 to 12/31/2014	$9.88303	$10.19227	0
01/01/2015 to 12/31/2015	$10.19227	$9.89973	0
01/01/2016 to 12/31/2016	$9.89973	$10.30879	0
01/01/2017 to 12/31/2017	$10.30879	$11.44723	0
01/01/2018 to 12/31/2018	$11.44723	$10.62895	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.23974	$10.08210	0
01/01/2010 to 12/31/2010	$10.08210	$10.62366	0
01/01/2011 to 12/31/2011	$10.62366	$11.01053	0
01/01/2012 to 12/31/2012	$11.01053	$11.60744	0
01/01/2013 to 12/31/2013	$11.60744	$11.17668	0
01/01/2014 to 12/31/2014	$11.17668	$11.71131	0
01/01/2015 to 12/31/2015	$11.71131	$11.58914	0
01/01/2016 to 12/31/2016	$11.58914	$11.91226	0
01/01/2017 to 12/31/2017	$11.91226	$12.37930	0
01/01/2018 to 12/31/2018	$12.37930	$11.82516	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$6.91946	$8.41901	0
01/01/2010 to 12/31/2010	$8.41901	$9.20967	0
01/01/2011 to 12/31/2011	$9.20967	$8.75896	0
01/01/2012 to 12/31/2012	$8.75896	$9.63259	0
01/01/2013 to 12/31/2013	$9.63259	$10.34976	0
01/01/2014 to 12/31/2014	$10.34976	$10.49778	0
01/01/2015 to 12/31/2015	$10.49778	$9.92627	0
01/01/2016 to 12/31/2016	$9.92627	$10.31298	0
01/01/2017 to 12/31/2017	$10.31298	$11.34462	0
01/01/2018 to 12/31/2018	$11.34462	$10.18068	0
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.15949	$8.84062	0
01/01/2010 to 12/31/2010	$8.84062	$9.82127	0
01/01/2011 to 12/31/2011	$9.82127	$9.60650	0
01/01/2012 to 12/31/2012	$9.60650	$10.66627	0
01/01/2013 to 12/31/2013	$10.66627	$12.14653	0
01/01/2014 to 12/31/2014	$12.14653	$12.59209	0
01/01/2015 to 12/31/2015	$12.59209	$12.40123	0
01/01/2016 to 12/31/2016	$12.40123	$12.97782	0
01/01/2017 to 12/31/2017	$12.97782	$14.82658	0
01/01/2018 to 12/31/2018	$14.82658	$13.63119	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58495	0
01/01/2014 to 12/31/2014	$11.58495	$12.80916	0
01/01/2015 to 12/31/2015	$12.80916	$12.73077	0
01/01/2016 to 12/31/2016	$12.73077	$13.77002	0
01/01/2017 to 12/31/2017	$13.77002	$16.43247	0
01/01/2018 to 12/31/2018	$16.43247	$14.74675	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.28614	$8.73905	1,252
01/01/2010 to 12/31/2010	$8.73905	$9.58957	641
01/01/2011 to 12/31/2011	$9.58957	$9.25563	590
01/01/2012 to 12/31/2012	$9.25563	$10.17057	634
01/01/2013 to 12/31/2013	$10.17057	$11.69039	185
01/01/2014 to 12/31/2014	$11.69039	$12.16645	0
01/01/2015 to 12/31/2015	$12.16645	$11.94325	0
01/01/2016 to 12/31/2016	$11.94325	$12.40418	0
01/01/2017 to 12/31/2017	$12.40418	$13.92620	0
01/01/2018 to 12/31/2018	$13.92620	$12.93298	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12624	0
01/01/2012 to 12/31/2012	$9.12624	$9.97672	0
01/01/2013 to 12/31/2013	$9.97672	$10.80523	0
01/01/2014 to 12/31/2014	$10.80523	$11.07354	0
01/01/2015 to 12/31/2015	$11.07354	$10.49420	0
01/01/2016 to 12/31/2016	$10.49420	$10.96710	0
01/01/2017 to 12/31/2017	$10.96710	$12.06703	0
01/01/2018 to 12/31/2018	$12.06703	$11.16575	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.47577	$10.97507	0
01/01/2010 to 12/31/2010	$10.97507	$11.14074	0
01/01/2011 to 12/31/2011	$11.14074	$11.12973	0
01/01/2012 to 12/31/2012	$11.12973	$11.38397	0
01/01/2013 to 12/31/2013	$11.38397	$10.88051	0
01/01/2014 to 12/31/2014	$10.88051	$10.62009	0
01/01/2015 to 12/31/2015	$10.62009	$10.42603	0
01/01/2016 to 12/31/2016	$10.42603	$10.35393	0
01/01/2017 to 12/31/2017	$10.35393	$10.28893	0
01/01/2018 to 12/31/2018	$10.28893	$10.12591	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.40229	$11.49721	0
01/01/2010 to 12/31/2010	$11.49721	$12.09978	0
01/01/2011 to 12/31/2011	$12.09978	$12.19778	0
01/01/2012 to 12/31/2012	$12.19778	$13.02765	0
01/01/2013 to 12/31/2013	$13.02765	$12.49409	0
01/01/2014 to 12/31/2014	$12.49409	$12.72327	0
01/01/2015 to 12/31/2015	$12.72327	$12.16869	0
01/01/2016 to 12/31/2016	$12.16869	$12.39220	0
01/01/2017 to 12/31/2017	$12.39220	$12.63603	0
01/01/2018 to 12/31/2018	$12.63603	$12.26246	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.43144	$11.12864	0
01/01/2010 to 12/31/2010	$11.12864	$12.08900	0
01/01/2011 to 12/31/2011	$12.08900	$13.41541	0
01/01/2012 to 12/31/2012	$13.41541	$13.85564	0
01/01/2013 to 12/31/2013	$13.85564	$13.11163	0
01/01/2014 to 12/31/2014	$13.11163	$13.15120	0
01/01/2015 to 12/31/2015	$13.15120	$12.95285	0
01/01/2016 to 12/31/2016	$12.95285	$12.85922	0
01/01/2017 to 12/31/2017	$12.85922	$12.65375	0
01/01/2018 to 12/31/2018	$12.65375	$12.45483	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.38071	$10.98465	0
01/01/2010 to 12/31/2010	$10.98465	$11.95143	0
01/01/2011 to 12/31/2011	$11.95143	$13.54226	0
01/01/2012 to 12/31/2012	$13.54226	$14.00555	0
01/01/2013 to 12/31/2013	$14.00555	$13.02245	0
01/01/2014 to 12/31/2014	$13.02245	$13.26557	0
01/01/2015 to 12/31/2015	$13.26557	$13.09934	0
01/01/2016 to 12/31/2016	$13.09934	$12.98394	0
01/01/2017 to 12/31/2017	$12.98394	$12.78246	0
01/01/2018 to 12/31/2018	$12.78246	$12.55762	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.35760	$8.74417	0
01/01/2010 to 12/31/2010	$8.74417	$9.55502	0
01/01/2011 to 12/31/2011	$9.55502	$11.07928	0
01/01/2012 to 12/31/2012	$11.07928	$11.50814	0
01/01/2013 to 12/31/2013	$11.50814	$10.51085	0
01/01/2014 to 12/31/2014	$10.51085	$10.90171	0
01/01/2015 to 12/31/2015	$10.90171	$10.81364	0
01/01/2016 to 12/31/2016	$10.81364	$10.77225	0
01/01/2017 to 12/31/2017	$10.77225	$10.61830	0
01/01/2018 to 12/31/2018	$10.61830	$10.40321	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95233	1,256
01/01/2011 to 12/31/2011	$10.95233	$12.87327	0
01/01/2012 to 12/31/2012	$12.87327	$13.43133	0
01/01/2013 to 12/31/2013	$13.43133	$12.20383	0
01/01/2014 to 12/31/2014	$12.20383	$12.83914	0
01/01/2015 to 12/31/2015	$12.83914	$12.76762	0
01/01/2016 to 12/31/2016	$12.76762	$12.72835	0
01/01/2017 to 12/31/2017	$12.72835	$12.63292	0
01/01/2018 to 12/31/2018	$12.63292	$12.34924	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95968	1,411
01/01/2012 to 12/31/2012	$11.95968	$12.36741	1,336
01/01/2013 to 12/31/2013	$12.36741	$10.90546	0
01/01/2014 to 12/31/2014	$10.90546	$11.75962	0
01/01/2015 to 12/31/2015	$11.75962	$11.73007	0
01/01/2016 to 12/31/2016	$11.73007	$11.67027	0
01/01/2017 to 12/31/2017	$11.67027	$11.58143	0
01/01/2018 to 12/31/2018	$11.58143	$11.29700	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34594	0
01/01/2013 to 12/31/2013	$10.34594	$9.07707	0
01/01/2014 to 12/31/2014	$9.07707	$9.98755	0
01/01/2015 to 12/31/2015	$9.98755	$10.02214	0
01/01/2016 to 12/31/2016	$10.02214	$9.97930	0
01/01/2017 to 12/31/2017	$9.97930	$9.91572	0
01/01/2018 to 12/31/2018	$9.91572	$9.66095	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70491	2,972
01/01/2014 to 12/31/2014	$8.70491	$9.74572	0
01/01/2015 to 12/31/2015	$9.74572	$9.79209	0
01/01/2016 to 12/31/2016	$9.79209	$9.74977	0
01/01/2017 to 12/31/2017	$9.74977	$9.68650	0
01/01/2018 to 12/31/2018	$9.68650	$9.40157	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24544	0
01/01/2015 to 12/31/2015	$11.24544	$11.20643	0
01/01/2016 to 12/31/2016	$11.20643	$11.22001	0
01/01/2017 to 12/31/2017	$11.22001	$11.16324	0
01/01/2018 to 12/31/2018	$11.16324	$10.82504	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88725	0
01/01/2016 to 12/31/2016	$9.88725	$9.86094	0
01/01/2017 to 12/31/2017	$9.86094	$9.86810	0
01/01/2018 to 12/31/2018	$9.86810	$9.53974	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82930	0
01/01/2017 to 12/31/2017	$9.82930	$9.86174	0
01/01/2018 to 12/31/2018	$9.86174	$9.51256	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98565	0
01/01/2018 to 12/31/2018	$9.98565	$9.55428	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99745	$9.61249	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$6.60503	$8.08658	0
01/01/2010 to 12/31/2010	$8.08658	$8.95750	0
01/01/2011 to 12/31/2011	$8.95750	$8.53947	0
01/01/2012 to 12/31/2012	$8.53947	$9.48766	0
01/01/2013 to 12/31/2013	$9.48766	$11.37199	0
01/01/2014 to 12/31/2014	$11.37199	$11.88781	0
01/01/2015 to 12/31/2015	$11.88781	$11.67642	0
01/01/2016 to 12/31/2016	$11.67642	$12.18861	0
01/01/2017 to 12/31/2017	$12.18861	$14.03966	0
01/01/2018 to 12/31/2018	$14.03966	$12.86227	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59728	0
01/01/2014 to 12/31/2014	$11.59728	$12.87267	0
01/01/2015 to 12/31/2015	$12.87267	$12.12745	0
01/01/2016 to 12/31/2016	$12.12745	$13.61407	0
01/01/2017 to 12/31/2017	$13.61407	$15.74989	0
01/01/2018 to 12/31/2018	$15.74989	$14.65258	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$5.06983	$7.63973	0
01/01/2010 to 12/31/2010	$7.63973	$9.60577	0
01/01/2011 to 12/31/2011	$9.60577	$10.00379	0
01/01/2012 to 12/31/2012	$10.00379	$11.27350	0
01/01/2013 to 12/31/2013	$11.27350	$11.35926	0
01/01/2014 to 12/31/2014	$11.35926	$14.52900	0
01/01/2015 to 12/31/2015	$14.52900	$14.88253	0
01/01/2016 to 12/31/2016	$14.88253	$15.24133	0
01/01/2017 to 12/31/2017	$15.24133	$15.82187	0
01/01/2018 to 12/31/2018	$15.82187	$14.72115	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$6.56836	$8.05364	1,077
01/01/2010 to 12/31/2010	$8.05364	$8.99876	551
01/01/2011 to 12/31/2011	$8.99876	$8.65983	508
01/01/2012 to 12/31/2012	$8.65983	$9.36023	546
01/01/2013 to 12/31/2013	$9.36023	$10.49491	159
01/01/2014 to 12/31/2014	$10.49491	$10.57679	0
01/01/2015 to 12/31/2015	$10.57679	$10.43594	0
01/01/2016 to 12/31/2016	$10.43594	$10.63022	0
01/01/2017 to 12/31/2017	$10.63022	$12.09727	0
01/01/2018 to 12/31/2018	$12.09727	$10.90235	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.70102	$8.04522	0
01/01/2010 to 12/31/2010	$8.04522	$9.44815	0
01/01/2011 to 12/31/2011	$9.44815	$8.76602	0
01/01/2012 to 12/31/2012	$8.76602	$10.85976	0
01/01/2013 to 12/31/2013	$10.85976	$11.07126	0
01/01/2014 to 12/31/2014	$11.07126	$12.32281	0
01/01/2015 to 12/31/2015	$12.32281	$12.02864	0
01/01/2016 to 12/31/2016	$12.02864	$11.85795	0
01/01/2017 to 12/31/2017	$11.85795	$12.84730	0
01/01/2018 to 12/31/2018	$12.84730	$11.95910	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.70647	$6.86791	0
01/01/2010 to 12/31/2010	$6.86791	$7.57471	0
01/01/2011 to 12/31/2011	$7.57471	$6.99241	0
01/01/2012 to 12/31/2012	$6.99241	$8.17492	0
01/01/2013 to 12/31/2013	$8.17492	$10.66603	0
01/01/2014 to 12/31/2014	$10.66603	$11.78931	0
01/01/2015 to 12/31/2015	$11.78931	$10.98593	0
01/01/2016 to 12/31/2016	$10.98593	$11.97280	0
01/01/2017 to 12/31/2017	$11.97280	$12.83845	0
01/01/2018 to 12/31/2018	$12.83845	$11.47208	0
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.89718	$9.23099	0
01/01/2010 to 12/31/2010	$9.23099	$10.80694	0
01/01/2011 to 12/31/2011	$10.80694	$10.24435	0
01/01/2012 to 12/31/2012	$10.24435	$11.97156	0
01/01/2013 to 12/31/2013	$11.97156	$15.46158	0
01/01/2014 to 12/31/2014	$15.46158	$16.84736	0
01/01/2015 to 12/31/2015	$16.84736	$15.52402	0
01/01/2016 to 12/31/2016	$15.52402	$15.41727	0
01/01/2017 to 12/31/2017	$15.41727	$19.14476	0
01/01/2018 to 12/31/2018	$19.14476	$17.88875	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.73818	$9.14005	0
01/01/2010 to 12/31/2010	$9.14005	$9.96566	0
01/01/2011 to 12/31/2011	$9.96566	$9.68750	0
01/01/2012 to 12/31/2012	$9.68750	$10.42313	0
01/01/2013 to 12/31/2013	$10.42313	$11.18347	0
01/01/2014 to 12/31/2014	$11.18347	$11.36791	0
01/01/2015 to 12/31/2015	$11.36791	$11.00559	0
01/01/2016 to 12/31/2016	$11.00559	$11.31828	0
01/01/2017 to 12/31/2017	$11.31828	$12.41723	0
01/01/2018 to 12/31/2018	$12.41723	$11.27400	0
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.37505	$9.43936	0
01/01/2010 to 12/31/2010	$9.43936	$11.69095	0
01/01/2011 to 12/31/2011	$11.69095	$11.57124	0
01/01/2012 to 12/31/2012	$11.57124	$13.07848	0
01/01/2013 to 12/31/2013	$13.07848	$17.73733	0
01/01/2014 to 12/31/2014	$17.73733	$18.57688	0
01/01/2015 to 12/31/2015	$18.57688	$17.15246	0
01/01/2016 to 12/31/2016	$17.15246	$20.83347	0
01/01/2017 to 12/31/2017	$20.83347	$22.83672	0
01/01/2018 to 12/31/2018	$22.83672	$19.17086	0
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.05788	$9.90902	0
01/01/2010 to 12/31/2010	$9.90902	$9.68355	0
01/01/2011 to 12/31/2011	$9.68355	$9.46336	0
01/01/2012 to 12/31/2012	$9.46336	$9.24628	0
01/01/2013 to 12/31/2013	$9.24628	$9.03356	0
01/01/2014 to 12/31/2014	$9.03356	$8.82592	0
01/01/2015 to 12/31/2015	$8.82592	$8.62303	0
01/01/2016 to 12/31/2016	$8.62303	$8.42517	0
01/01/2017 to 12/31/2017	$8.42517	$8.25991	0
01/01/2018 to 12/31/2018	$8.25991	$8.17381	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.10549	$10.11187	0
01/01/2010 to 12/31/2010	$10.11187	$11.21315	0
01/01/2011 to 12/31/2011	$11.21315	$11.30334	0
01/01/2012 to 12/31/2012	$11.30334	$12.57516	0
01/01/2013 to 12/31/2013	$12.57516	$13.16820	0
01/01/2014 to 12/31/2014	$13.16820	$13.19450	0
01/01/2015 to 12/31/2015	$13.19450	$12.43171	0
01/01/2016 to 12/31/2016	$12.43171	$14.01654	0
01/01/2017 to 12/31/2017	$14.01654	$14.71830	0
01/01/2018 to 12/31/2018	$14.71830	$14.09239	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.03357	$6.35937	0
01/01/2010 to 12/31/2010	$6.35937	$7.03076	0
01/01/2011 to 12/31/2011	$7.03076	$6.58186	0
01/01/2012 to 12/31/2012	$6.58186	$7.51607	0
01/01/2013 to 12/31/2013	$7.51607	$10.27043	0
01/01/2014 to 12/31/2014	$10.27043	$11.41365	0
01/01/2015 to 12/31/2015	$11.41365	$10.27735	0
01/01/2016 to 12/31/2016	$10.27735	$12.03846	0
01/01/2017 to 12/31/2017	$12.03846	$14.01983	0
01/01/2018 to 12/31/2018	$14.01983	$11.75726	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$5.43137	$7.09511	0
01/01/2010 to 12/31/2010	$7.09511	$7.93701	0
01/01/2011 to 12/31/2011	$7.93701	$6.75250	0
01/01/2012 to 12/31/2012	$6.75250	$7.94067	0
01/01/2013 to 12/31/2013	$7.94067	$9.23656	0
01/01/2014 to 12/31/2014	$9.23656	$8.52552	0
01/01/2015 to 12/31/2015	$8.52552	$8.59173	0
01/01/2016 to 12/31/2016	$8.59173	$8.07749	0
01/01/2017 to 12/31/2017	$8.07749	$10.68826	0
01/01/2018 to 12/31/2018	$10.68826	$9.04913	0
AST International Value Portfolio
05/01/2009 to 12/31/2009	$5.63409	$7.28482	0
01/01/2010 to 12/31/2010	$7.28482	$7.90617	0
01/01/2011 to 12/31/2011	$7.90617	$6.75513	0
01/01/2012 to 12/31/2012	$6.75513	$7.70015	0
01/01/2013 to 12/31/2013	$7.70015	$8.98766	0
01/01/2014 to 12/31/2014	$8.98766	$8.19231	0
01/01/2015 to 12/31/2015	$8.19231	$8.06936	0
01/01/2016 to 12/31/2016	$8.06936	$7.92992	0
01/01/2017 to 12/31/2017	$7.92992	$9.51572	0
01/01/2018 to 12/31/2018	$9.51572	$7.79571	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98123	$10.82874	0
01/01/2010 to 12/31/2010	$10.82874	$11.72359	0
01/01/2011 to 12/31/2011	$11.72359	$12.88004	0
01/01/2012 to 12/31/2012	$12.88004	$13.76638	0
01/01/2013 to 12/31/2013	$13.76638	$13.02189	0
01/01/2014 to 12/31/2014	$13.02189	$13.57868	0
01/01/2015 to 12/31/2015	$13.57868	$13.42208	0
01/01/2016 to 12/31/2016	$13.42208	$13.66544	0
01/01/2017 to 12/31/2017	$13.66544	$13.92784	0
01/01/2018 to 12/31/2018	$13.92784	$13.56949	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.22291	$8.79659	0
01/01/2010 to 12/31/2010	$8.79659	$9.78186	0
01/01/2011 to 12/31/2011	$9.78186	$9.50290	0
01/01/2012 to 12/31/2012	$9.50290	$10.54522	0
01/01/2013 to 12/31/2013	$10.54522	$11.98021	0
01/01/2014 to 12/31/2014	$11.98021	$12.44970	0
01/01/2015 to 12/31/2015	$12.44970	$12.03587	0
01/01/2016 to 12/31/2016	$12.03587	$12.37324	0
01/01/2017 to 12/31/2017	$12.37324	$14.13930	0
01/01/2018 to 12/31/2018	$14.13930	$12.79414	0
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$5.85397	$7.84259	0
01/01/2010 to 12/31/2010	$7.84259	$8.21171	0
01/01/2011 to 12/31/2011	$8.21171	$7.28888	0
01/01/2012 to 12/31/2012	$7.28888	$8.68125	0
01/01/2013 to 12/31/2013	$8.68125	$9.78453	0
01/01/2014 to 12/31/2014	$9.78453	$8.95098	0
01/01/2015 to 12/31/2015	$8.95098	$8.50070	0
01/01/2016 to 12/31/2016	$8.50070	$8.46609	0
01/01/2017 to 12/31/2017	$8.46609	$10.72325	0
01/01/2018 to 12/31/2018	$10.72325	$8.64531	0
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$8.02637	$9.27562	0
01/01/2010 to 12/31/2010	$9.27562	$9.72566	0
01/01/2011 to 12/31/2011	$9.72566	$9.52449	0
01/01/2012 to 12/31/2012	$9.52449	$10.30268	0
01/01/2013 to 12/31/2013	$10.30268	$11.17624	0
01/01/2014 to 12/31/2014	$11.17624	$11.51432	0
01/01/2015 to 12/31/2015	$11.51432	$11.22906	0
01/01/2016 to 12/31/2016	$11.22906	$11.39260	0
01/01/2017 to 12/31/2017	$11.39260	$12.48290	0
01/01/2018 to 12/31/2018	$12.48290	$11.56919	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08348	$10.28166	0
01/01/2010 to 12/31/2010	$10.28166	$11.18209	0
01/01/2011 to 12/31/2011	$11.18209	$10.99770	0
01/01/2012 to 12/31/2012	$10.99770	$12.37621	0
01/01/2013 to 12/31/2013	$12.37621	$16.50452	0
01/01/2014 to 12/31/2014	$16.50452	$17.65742	0
01/01/2015 to 12/31/2015	$17.65742	$19.08603	0
01/01/2016 to 12/31/2016	$19.08603	$18.37501	0
01/01/2017 to 12/31/2017	$18.37501	$24.38656	0
01/01/2018 to 12/31/2018	$24.38656	$23.43880	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$5.93867	$7.53376	0
01/01/2010 to 12/31/2010	$7.53376	$8.81447	0
01/01/2011 to 12/31/2011	$8.81447	$8.53343	0
01/01/2012 to 12/31/2012	$8.53343	$9.35953	0
01/01/2013 to 12/31/2013	$9.35953	$12.49232	0
01/01/2014 to 12/31/2014	$12.49232	$13.49760	0
01/01/2015 to 12/31/2015	$13.49760	$14.51551	0
01/01/2016 to 12/31/2016	$14.51551	$14.97336	0
01/01/2017 to 12/31/2017	$14.97336	$19.45655	0
01/01/2018 to 12/31/2018	$19.45655	$18.49577	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$6.50700	$8.62094	0
01/01/2010 to 12/31/2010	$8.62094	$9.43754	0
01/01/2011 to 12/31/2011	$9.43754	$8.93200	0
01/01/2012 to 12/31/2012	$8.93200	$10.74020	0
01/01/2013 to 12/31/2013	$10.74020	$13.39304	0
01/01/2014 to 12/31/2014	$13.39304	$13.56001	0
01/01/2015 to 12/31/2015	$13.56001	$13.05406	0
01/01/2016 to 12/31/2016	$13.05406	$13.66165	0
01/01/2017 to 12/31/2017	$13.66165	$16.53068	0
01/01/2018 to 12/31/2018	$16.53068	$14.60572	0
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$6.70627	$8.11370	0
01/01/2010 to 12/31/2010	$8.11370	$8.94066	0
01/01/2011 to 12/31/2011	$8.94066	$8.68354	0
01/01/2012 to 12/31/2012	$8.68354	$9.93283	0
01/01/2013 to 12/31/2013	$9.93283	$13.26670	0
01/01/2014 to 12/31/2014	$13.26670	$14.09062	0
01/01/2015 to 12/31/2015	$14.09062	$14.76177	0
01/01/2016 to 12/31/2016	$14.76177	$14.69875	0
01/01/2017 to 12/31/2017	$14.69875	$18.77196	0
01/01/2018 to 12/31/2018	$18.77196	$18.73224	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17170	0
01/01/2013 to 12/31/2013	$10.17170	$13.36689	0
01/01/2014 to 12/31/2014	$13.36689	$14.39391	0
01/01/2015 to 12/31/2015	$14.39391	$13.96130	0
01/01/2016 to 12/31/2016	$13.96130	$15.47512	0
01/01/2017 to 12/31/2017	$15.47512	$17.74215	0
01/01/2018 to 12/31/2018	$17.74215	$15.57270	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.73287	$7.74993	0
01/01/2010 to 12/31/2010	$7.74993	$9.34633	0
01/01/2011 to 12/31/2011	$9.34633	$8.90497	0
01/01/2012 to 12/31/2012	$8.90497	$10.19003	0
01/01/2013 to 12/31/2013	$10.19003	$14.13811	0
01/01/2014 to 12/31/2014	$14.13811	$15.78145	0
01/01/2015 to 12/31/2015	$15.78145	$14.54932	0
01/01/2016 to 12/31/2016	$14.54932	$16.80707	0
01/01/2017 to 12/31/2017	$16.80707	$18.68610	0
01/01/2018 to 12/31/2018	$18.68610	$15.25233	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27738	0
01/01/2013 to 12/31/2013	$10.27738	$11.94024	0
01/01/2014 to 12/31/2014	$11.94024	$12.26513	0
01/01/2015 to 12/31/2015	$12.26513	$11.83425	0
01/01/2016 to 12/31/2016	$11.83425	$12.06240	0
01/01/2017 to 12/31/2017	$12.06240	$13.72961	0
01/01/2018 to 12/31/2018	$13.72961	$12.30233	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.15313	$9.04069	0
01/01/2010 to 12/31/2010	$9.04069	$10.80008	0
01/01/2011 to 12/31/2011	$10.80008	$8.41294	0
01/01/2012 to 12/31/2012	$8.41294	$9.69280	0
01/01/2013 to 12/31/2013	$9.69280	$9.49101	0
01/01/2014 to 12/31/2014	$9.49101	$8.83840	0
01/01/2015 to 12/31/2015	$8.83840	$7.19064	0
01/01/2016 to 12/31/2016	$7.19064	$7.89410	0
01/01/2017 to 12/31/2017	$7.89410	$9.74764	0
01/01/2018 to 12/31/2018	$9.74764	$8.18466	0
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.34840	$9.65455	0
01/01/2010 to 12/31/2010	$9.65455	$10.42982	0
01/01/2011 to 12/31/2011	$10.42982	$10.29184	0
01/01/2012 to 12/31/2012	$10.29184	$11.09793	0
01/01/2013 to 12/31/2013	$11.09793	$11.84159	0
01/01/2014 to 12/31/2014	$11.84159	$12.23751	0
01/01/2015 to 12/31/2015	$12.23751	$11.97327	0
01/01/2016 to 12/31/2016	$11.97327	$12.34502	0
01/01/2017 to 12/31/2017	$12.34502	$13.28380	0
01/01/2018 to 12/31/2018	$13.28380	$12.60810	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05916	0
01/01/2012 to 12/31/2012	$10.05916	$10.52613	0
01/01/2013 to 12/31/2013	$10.52613	$10.04616	0
01/01/2014 to 12/31/2014	$10.04616	$10.41004	0
01/01/2015 to 12/31/2015	$10.41004	$10.14341	0
01/01/2016 to 12/31/2016	$10.14341	$10.32788	0
01/01/2017 to 12/31/2017	$10.32788	$10.66315	0
01/01/2018 to 12/31/2018	$10.66315	$10.33197	0
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.17903	$7.51087	0
01/01/2010 to 12/31/2010	$7.51087	$8.73399	0
01/01/2011 to 12/31/2011	$8.73399	$8.00320	0
01/01/2012 to 12/31/2012	$8.00320	$8.82911	0
01/01/2013 to 12/31/2013	$8.82911	$10.09478	0
01/01/2014 to 12/31/2014	$10.09478	$10.76987	0
01/01/2015 to 12/31/2015	$10.76987	$10.45781	0
01/01/2016 to 12/31/2016	$10.45781	$11.24935	0
01/01/2017 to 12/31/2017	$11.24935	$12.76063	0
01/01/2018 to 12/31/2018	$12.76063	$11.51870	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62425	0
01/01/2014 to 12/31/2014	$11.62425	$13.08810	0
01/01/2015 to 12/31/2015	$13.08810	$12.98445	0
01/01/2016 to 12/31/2016	$12.98445	$14.06381	0
01/01/2017 to 12/31/2017	$14.06381	$16.68364	0
01/01/2018 to 12/31/2018	$16.68364	$15.13231	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$5.45995	$6.92791	0
01/01/2010 to 12/31/2010	$6.92791	$7.78733	0
01/01/2011 to 12/31/2011	$7.78733	$7.87158	0
01/01/2012 to 12/31/2012	$7.87158	$9.13645	0
01/01/2013 to 12/31/2013	$9.13645	$11.82112	0
01/01/2014 to 12/31/2014	$11.82112	$13.53740	0
01/01/2015 to 12/31/2015	$13.53740	$13.63330	0
01/01/2016 to 12/31/2016	$13.63330	$15.29810	0
01/01/2017 to 12/31/2017	$15.29810	$18.27329	0
01/01/2018 to 12/31/2018	$18.27329	$16.38395	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86036	0
01/01/2012 to 12/31/2012	$8.86036	$9.79528	0
01/01/2013 to 12/31/2013	$9.79528	$11.71354	0
01/01/2014 to 12/31/2014	$11.71354	$12.18814	0
01/01/2015 to 12/31/2015	$12.18814	$11.92585	0
01/01/2016 to 12/31/2016	$11.92585	$12.38894	0
01/01/2017 to 12/31/2017	$12.38894	$14.30666	0
01/01/2018 to 12/31/2018	$14.30666	$13.06348	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.42730	$8.81729	922
01/01/2010 to 12/31/2010	$8.81729	$9.64125	472
01/01/2011 to 12/31/2011	$9.64125	$9.24880	435
01/01/2012 to 12/31/2012	$9.24880	$9.96486	467
01/01/2013 to 12/31/2013	$9.96486	$10.94677	136
01/01/2014 to 12/31/2014	$10.94677	$11.24472	0
01/01/2015 to 12/31/2015	$11.24472	$10.96798	0
01/01/2016 to 12/31/2016	$10.96798	$11.23230	0
01/01/2017 to 12/31/2017	$11.23230	$12.75618	0
01/01/2018 to 12/31/2018	$12.75618	$11.47638	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$5.55216	$7.21128	0
01/01/2010 to 12/31/2010	$7.21128	$9.33864	0
01/01/2011 to 12/31/2011	$9.33864	$7.92780	0
01/01/2012 to 12/31/2012	$7.92780	$9.30000	0
01/01/2013 to 12/31/2013	$9.30000	$12.79453	0
01/01/2014 to 12/31/2014	$12.79453	$13.11786	0
01/01/2015 to 12/31/2015	$13.11786	$12.98721	0
01/01/2016 to 12/31/2016	$12.98721	$13.66626	0
01/01/2017 to 12/31/2017	$13.66626	$17.05036	0
01/01/2018 to 12/31/2018	$17.05036	$14.84984	0
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.24164	$8.17829	0
01/01/2010 to 12/31/2010	$8.17829	$10.90035	0
01/01/2011 to 12/31/2011	$10.90035	$10.54577	0
01/01/2012 to 12/31/2012	$10.54577	$11.55743	0
01/01/2013 to 12/31/2013	$11.55743	$15.26349	0
01/01/2014 to 12/31/2014	$15.26349	$15.48201	0
01/01/2015 to 12/31/2015	$15.48201	$15.24488	0
01/01/2016 to 12/31/2016	$15.24488	$16.69389	0
01/01/2017 to 12/31/2017	$16.69389	$20.21196	0
01/01/2018 to 12/31/2018	$20.21196	$18.08518	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.20145	$8.03269	0
01/01/2010 to 12/31/2010	$8.03269	$9.88822	0
01/01/2011 to 12/31/2011	$9.88822	$9.08373	0
01/01/2012 to 12/31/2012	$9.08373	$10.48624	0
01/01/2013 to 12/31/2013	$10.48624	$14.07707	0
01/01/2014 to 12/31/2014	$14.07707	$14.47795	0
01/01/2015 to 12/31/2015	$14.47795	$13.53538	0
01/01/2016 to 12/31/2016	$13.53538	$17.08707	0
01/01/2017 to 12/31/2017	$17.08707	$17.92178	0
01/01/2018 to 12/31/2018	$17.92178	$14.51791	0
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.39103	$8.92871	0
01/01/2010 to 12/31/2010	$8.92871	$9.72969	0
01/01/2011 to 12/31/2011	$9.72969	$9.69497	0
01/01/2012 to 12/31/2012	$9.69497	$10.75004	0
01/01/2013 to 12/31/2013	$10.75004	$12.27096	0
01/01/2014 to 12/31/2014	$12.27096	$12.69369	0
01/01/2015 to 12/31/2015	$12.69369	$12.40700	0
01/01/2016 to 12/31/2016	$12.40700	$13.03689	0
01/01/2017 to 12/31/2017	$13.03689	$14.70046	0
01/01/2018 to 12/31/2018	$14.70046	$13.59557	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.64607	$8.74424	0
01/01/2010 to 12/31/2010	$8.74424	$9.89407	0
01/01/2011 to 12/31/2011	$9.89407	$9.50301	0
01/01/2012 to 12/31/2012	$9.50301	$10.91664	0
01/01/2013 to 12/31/2013	$10.91664	$15.36141	0
01/01/2014 to 12/31/2014	$15.36141	$16.26069	0
01/01/2015 to 12/31/2015	$16.26069	$17.40930	0
01/01/2016 to 12/31/2016	$17.40930	$17.46893	0
01/01/2017 to 12/31/2017	$17.46893	$23.53503	0
01/01/2018 to 12/31/2018	$23.53503	$23.87977	0
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.49158	$6.92638	0
01/01/2010 to 12/31/2010	$6.92638	$7.60913	0
01/01/2011 to 12/31/2011	$7.60913	$7.39785	0
01/01/2012 to 12/31/2012	$7.39785	$8.19610	0
01/01/2013 to 12/31/2013	$8.19610	$10.78068	0
01/01/2014 to 12/31/2014	$10.78068	$10.69685	0
01/01/2015 to 12/31/2015	$10.69685	$9.81719	0
01/01/2016 to 12/31/2016	$9.81719	$10.17978	0
01/01/2017 to 12/31/2017	$10.17978	$11.59269	0
01/01/2018 to 12/31/2018	$11.59269	$10.22496	0
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$6.20793	$8.27631	0
01/01/2010 to 12/31/2010	$8.27631	$9.74001	0
01/01/2011 to 12/31/2011	$9.74001	$8.09666	0
01/01/2012 to 12/31/2012	$8.09666	$8.19631	0
01/01/2013 to 12/31/2013	$8.19631	$9.23949	0
01/01/2014 to 12/31/2014	$9.23949	$8.27221	0
01/01/2015 to 12/31/2015	$8.27221	$6.52587	0
01/01/2016 to 12/31/2016	$6.52587	$7.94574	0
01/01/2017 to 12/31/2017	$7.94574	$8.56367	0
01/01/2018 to 12/31/2018	$8.56367	$6.97241	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.98210	$11.04844	0
01/01/2010 to 12/31/2010	$11.04844	$11.41433	0
01/01/2011 to 12/31/2011	$11.41433	$11.61219	0
01/01/2012 to 12/31/2012	$11.61219	$11.93765	0
01/01/2013 to 12/31/2013	$11.93765	$11.22534	0
01/01/2014 to 12/31/2014	$11.22534	$11.02822	0
01/01/2015 to 12/31/2015	$11.02822	$10.27702	0
01/01/2016 to 12/31/2016	$10.27702	$10.47877	0
01/01/2017 to 12/31/2017	$10.47877	$10.44744	0
01/01/2018 to 12/31/2018	$10.44744	$10.40989	0
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.02882	$7.97555	0
01/01/2010 to 12/31/2010	$7.97555	$9.63188	0
01/01/2011 to 12/31/2011	$9.63188	$9.08589	0
01/01/2012 to 12/31/2012	$9.08589	$10.51085	0
01/01/2013 to 12/31/2013	$10.51085	$13.59817	0
01/01/2014 to 12/31/2014	$13.59817	$15.27425	0
01/01/2015 to 12/31/2015	$15.27425	$13.93677	0
01/01/2016 to 12/31/2016	$13.93677	$15.52284	0
01/01/2017 to 12/31/2017	$15.52284	$17.97734	0
01/01/2018 to 12/31/2018	$17.97734	$14.65938	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$5.76647	$7.30333	0
01/01/2010 to 12/31/2010	$7.30333	$8.17987	0
01/01/2011 to 12/31/2011	$8.17987	$7.71587	0
01/01/2012 to 12/31/2012	$7.71587	$8.36794	0
01/01/2013 to 12/31/2013	$8.36794	$9.85179	0
01/01/2014 to 12/31/2014	$9.85179	$10.15513	0
01/01/2015 to 12/31/2015	$10.15513	$9.85882	0
01/01/2016 to 12/31/2016	$9.85882	$10.26111	0
01/01/2017 to 12/31/2017	$10.26111	$11.38864	0
01/01/2018 to 12/31/2018	$11.38864	$10.56933	0
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.36703	$10.07149	0
01/01/2010 to 12/31/2010	$10.07149	$10.60726	0
01/01/2011 to 12/31/2011	$10.60726	$10.98814	0
01/01/2012 to 12/31/2012	$10.98814	$11.57804	0
01/01/2013 to 12/31/2013	$11.57804	$11.14289	0
01/01/2014 to 12/31/2014	$11.14289	$11.67028	0
01/01/2015 to 12/31/2015	$11.67028	$11.54295	0
01/01/2016 to 12/31/2016	$11.54295	$11.85892	0
01/01/2017 to 12/31/2017	$11.85892	$12.31784	0
01/01/2018 to 12/31/2018	$12.31784	$11.76059	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueAccumulation Highest Daily and Combination 5% Roll Up and HAV Death Benefit
(2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.92442	$8.40902	0
01/01/2010 to 12/31/2010	$8.40902	$9.19416	0
01/01/2011 to 12/31/2011	$9.19416	$8.73996	0
01/01/2012 to 12/31/2012	$8.73996	$9.60702	0
01/01/2013 to 12/31/2013	$9.60702	$10.31731	0
01/01/2014 to 12/31/2014	$10.31731	$10.45985	0
01/01/2015 to 12/31/2015	$10.45985	$9.88551	0
01/01/2016 to 12/31/2016	$9.88551	$10.26567	0
01/01/2017 to 12/31/2017	$10.26567	$11.28700	0
01/01/2018 to 12/31/2018	$11.28700	$10.12399	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.16507	$8.83017	0
01/01/2010 to 12/31/2010	$8.83017	$9.80492	0
01/01/2011 to 12/31/2011	$9.80492	$9.58582	0
01/01/2012 to 12/31/2012	$9.58582	$10.63813	0
01/01/2013 to 12/31/2013	$10.63813	$12.10842	0
01/01/2014 to 12/31/2014	$12.10842	$12.54641	0
01/01/2015 to 12/31/2015	$12.54641	$12.35030	0
01/01/2016 to 12/31/2016	$12.35030	$12.91825	0
01/01/2017 to 12/31/2017	$12.91825	$14.75129	0
01/01/2018 to 12/31/2018	$14.75129	$13.55532	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58104	0
01/01/2014 to 12/31/2014	$11.58104	$12.79858	0
01/01/2015 to 12/31/2015	$12.79858	$12.71394	0
01/01/2016 to 12/31/2016	$12.71394	$13.74513	0
01/01/2017 to 12/31/2017	$13.74513	$16.39473	0
01/01/2018 to 12/31/2018	$16.39473	$14.70572	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.24959	$8.72886	0
01/01/2010 to 12/31/2010	$8.72886	$9.57364	0
01/01/2011 to 12/31/2011	$9.57364	$9.23564	0
01/01/2012 to 12/31/2012	$9.23564	$10.14363	0
01/01/2013 to 12/31/2013	$10.14363	$11.65374	0
01/01/2014 to 12/31/2014	$11.65374	$12.12236	0
01/01/2015 to 12/31/2015	$12.12236	$11.89414	0
01/01/2016 to 12/31/2016	$11.89414	$12.34717	0
01/01/2017 to 12/31/2017	$12.34717	$13.85553	0
01/01/2018 to 12/31/2018	$13.85553	$12.86102	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12332	0
01/01/2012 to 12/31/2012	$9.12332	$9.96856	0
01/01/2013 to 12/31/2013	$9.96856	$10.79120	0
01/01/2014 to 12/31/2014	$10.79120	$11.05378	0
01/01/2015 to 12/31/2015	$11.05378	$10.47045	0
01/01/2016 to 12/31/2016	$10.47045	$10.93691	0
01/01/2017 to 12/31/2017	$10.93691	$12.02804	0
01/01/2018 to 12/31/2018	$12.02804	$11.12422	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.18372	$10.96202	0
01/01/2010 to 12/31/2010	$10.96202	$11.12215	0
01/01/2011 to 12/31/2011	$11.12215	$11.10585	0
01/01/2012 to 12/31/2012	$11.10585	$11.35381	0
01/01/2013 to 12/31/2013	$11.35381	$10.84620	0
01/01/2014 to 12/31/2014	$10.84620	$10.58143	0
01/01/2015 to 12/31/2015	$10.58143	$10.38301	0
01/01/2016 to 12/31/2016	$10.38301	$10.30614	0
01/01/2017 to 12/31/2017	$10.30614	$10.23654	0
01/01/2018 to 12/31/2018	$10.23654	$10.06936	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.09179	$11.48362	0
01/01/2010 to 12/31/2010	$11.48362	$12.07957	0
01/01/2011 to 12/31/2011	$12.07957	$12.17143	0
01/01/2012 to 12/31/2012	$12.17143	$12.99318	0
01/01/2013 to 12/31/2013	$12.99318	$12.45510	0
01/01/2014 to 12/31/2014	$12.45510	$12.67738	0
01/01/2015 to 12/31/2015	$12.67738	$12.11881	0
01/01/2016 to 12/31/2016	$12.11881	$12.33524	0
01/01/2017 to 12/31/2017	$12.33524	$12.57184	0
01/01/2018 to 12/31/2018	$12.57184	$12.19410	0
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.12017	$11.11953	0
01/01/2010 to 12/31/2010	$11.11953	$12.07315	0
01/01/2011 to 12/31/2011	$12.07315	$13.39132	0
01/01/2012 to 12/31/2012	$13.39132	$13.82393	0
01/01/2013 to 12/31/2013	$13.82393	$13.07505	0
01/01/2014 to 12/31/2014	$13.07505	$13.10808	0
01/01/2015 to 12/31/2015	$13.10808	$12.90411	0
01/01/2016 to 12/31/2016	$12.90411	$12.80462	0
01/01/2017 to 12/31/2017	$12.80462	$12.59399	0
01/01/2018 to 12/31/2018	$12.59399	$12.39007	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.17723	$10.97570	0
01/01/2010 to 12/31/2010	$10.97570	$11.93588	0
01/01/2011 to 12/31/2011	$11.93588	$13.51805	0
01/01/2012 to 12/31/2012	$13.51805	$13.97366	0
01/01/2013 to 12/31/2013	$13.97366	$12.98643	0
01/01/2014 to 12/31/2014	$12.98643	$13.22229	0
01/01/2015 to 12/31/2015	$13.22229	$13.05024	0
01/01/2016 to 12/31/2016	$13.05024	$12.92881	0
01/01/2017 to 12/31/2017	$12.92881	$12.72218	0
01/01/2018 to 12/31/2018	$12.72218	$12.49218	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99870	$8.73986	0
01/01/2010 to 12/31/2010	$8.73986	$9.54567	0
01/01/2011 to 12/31/2011	$9.54567	$11.06302	0
01/01/2012 to 12/31/2012	$11.06302	$11.48563	0
01/01/2013 to 12/31/2013	$11.48563	$10.48523	0
01/01/2014 to 12/31/2014	$10.48523	$10.86977	0
01/01/2015 to 12/31/2015	$10.86977	$10.77673	0
01/01/2016 to 12/31/2016	$10.77673	$10.73019	0
01/01/2017 to 12/31/2017	$10.73019	$10.57168	0
01/01/2018 to 12/31/2018	$10.57168	$10.35257	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99740	$10.94703	0
01/01/2011 to 12/31/2011	$10.94703	$12.86080	0
01/01/2012 to 12/31/2012	$12.86080	$13.41162	0
01/01/2013 to 12/31/2013	$13.41162	$12.18000	0
01/01/2014 to 12/31/2014	$12.18000	$12.80768	0
01/01/2015 to 12/31/2015	$12.80768	$12.73012	0
01/01/2016 to 12/31/2016	$12.73012	$12.68483	0
01/01/2017 to 12/31/2017	$12.68483	$12.58360	0
01/01/2018 to 12/31/2018	$12.58360	$12.29491	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95382	0
01/01/2012 to 12/31/2012	$11.95382	$12.35536	0
01/01/2013 to 12/31/2013	$12.35536	$10.88942	0
01/01/2014 to 12/31/2014	$10.88942	$11.73649	0
01/01/2015 to 12/31/2015	$11.73649	$11.70119	0
01/01/2016 to 12/31/2016	$11.70119	$11.63583	0
01/01/2017 to 12/31/2017	$11.63583	$11.54170	0
01/01/2018 to 12/31/2018	$11.54170	$11.25278	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34095	0
01/01/2013 to 12/31/2013	$10.34095	$9.06825	0
01/01/2014 to 12/31/2014	$9.06825	$9.97298	0
01/01/2015 to 12/31/2015	$9.97298	$10.00262	0
01/01/2016 to 12/31/2016	$10.00262	$9.95501	0
01/01/2017 to 12/31/2017	$9.95501	$9.88675	0
01/01/2018 to 12/31/2018	$9.88675	$9.62794	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70067	0
01/01/2014 to 12/31/2014	$8.70067	$9.73623	0
01/01/2015 to 12/31/2015	$9.73623	$9.77782	0
01/01/2016 to 12/31/2016	$9.77782	$9.73088	0
01/01/2017 to 12/31/2017	$9.73088	$9.66304	0
01/01/2018 to 12/31/2018	$9.66304	$9.37428	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23998	0
01/01/2015 to 12/31/2015	$11.23998	$11.19549	0
01/01/2016 to 12/31/2016	$11.19549	$11.20351	0
01/01/2017 to 12/31/2017	$11.20351	$11.14135	0
01/01/2018 to 12/31/2018	$11.14135	$10.79850	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88247	0
01/01/2016 to 12/31/2016	$9.88247	$9.85139	0
01/01/2017 to 12/31/2017	$9.85139	$9.85362	0
01/01/2018 to 12/31/2018	$9.85362	$9.52097	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82447	0
01/01/2017 to 12/31/2017	$9.82447	$9.85204	0
01/01/2018 to 12/31/2018	$9.85204	$9.49851	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99740	$9.98079	0
01/01/2018 to 12/31/2018	$9.98079	$9.54502	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99740	$9.60777	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.59952	$8.07701	0
01/01/2010 to 12/31/2010	$8.07701	$8.94247	0
01/01/2011 to 12/31/2011	$8.94247	$8.52098	0
01/01/2012 to 12/31/2012	$8.52098	$9.46255	0
01/01/2013 to 12/31/2013	$9.46255	$11.33628	0
01/01/2014 to 12/31/2014	$11.33628	$11.84463	0
01/01/2015 to 12/31/2015	$11.84463	$11.62826	0
01/01/2016 to 12/31/2016	$11.62826	$12.13219	0
01/01/2017 to 12/31/2017	$12.13219	$13.96785	0
01/01/2018 to 12/31/2018	$13.96785	$12.79011	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59238	0
01/01/2014 to 12/31/2014	$11.59238	$12.86091	0
01/01/2015 to 12/31/2015	$12.86091	$12.11044	0
01/01/2016 to 12/31/2016	$12.11044	$13.58839	0
01/01/2017 to 12/31/2017	$13.58839	$15.71259	0
01/01/2018 to 12/31/2018	$15.71259	$14.61062	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.92299	$7.63062	0
01/01/2010 to 12/31/2010	$7.63062	$9.58957	0
01/01/2011 to 12/31/2011	$9.58957	$9.98202	0
01/01/2012 to 12/31/2012	$9.98202	$11.24342	0
01/01/2013 to 12/31/2013	$11.24342	$11.32354	0
01/01/2014 to 12/31/2014	$11.32354	$14.47623	0
01/01/2015 to 12/31/2015	$14.47623	$14.82126	0
01/01/2016 to 12/31/2016	$14.82126	$15.17121	0
01/01/2017 to 12/31/2017	$15.17121	$15.74141	0
01/01/2018 to 12/31/2018	$15.74141	$14.63909	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.65105	$8.04404	0
01/01/2010 to 12/31/2010	$8.04404	$8.98365	0
01/01/2011 to 12/31/2011	$8.98365	$8.64113	0
01/01/2012 to 12/31/2012	$8.64113	$9.33532	0
01/01/2013 to 12/31/2013	$9.33532	$10.46187	0
01/01/2014 to 12/31/2014	$10.46187	$10.53835	0
01/01/2015 to 12/31/2015	$10.53835	$10.39290	0
01/01/2016 to 12/31/2016	$10.39290	$10.58122	0
01/01/2017 to 12/31/2017	$10.58122	$12.03570	0
01/01/2018 to 12/31/2018	$12.03570	$10.84145	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09375	$8.03932	0
01/01/2010 to 12/31/2010	$8.03932	$9.43655	0
01/01/2011 to 12/31/2011	$9.43655	$8.75100	0
01/01/2012 to 12/31/2012	$8.75100	$10.83585	0
01/01/2013 to 12/31/2013	$10.83585	$11.04153	0
01/01/2014 to 12/31/2014	$11.04153	$12.28372	0
01/01/2015 to 12/31/2015	$12.28372	$11.98462	0
01/01/2016 to 12/31/2016	$11.98462	$11.80875	0
01/01/2017 to 12/31/2017	$11.80875	$12.78776	0
01/01/2018 to 12/31/2018	$12.78776	$11.89791	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.89382	$6.85990	0
01/01/2010 to 12/31/2010	$6.85990	$7.56217	0
01/01/2011 to 12/31/2011	$7.56217	$6.97730	0
01/01/2012 to 12/31/2012	$6.97730	$8.15322	0
01/01/2013 to 12/31/2013	$8.15322	$10.63258	0
01/01/2014 to 12/31/2014	$10.63258	$11.74658	0
01/01/2015 to 12/31/2015	$11.74658	$10.94078	0
01/01/2016 to 12/31/2016	$10.94078	$11.91774	0
01/01/2017 to 12/31/2017	$11.91774	$12.77317	0
01/01/2018 to 12/31/2018	$12.77317	$11.40816	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.01015	$9.21996	0
01/01/2010 to 12/31/2010	$9.21996	$10.78877	0
01/01/2011 to 12/31/2011	$10.78877	$10.22214	0
01/01/2012 to 12/31/2012	$10.22214	$11.93973	0
01/01/2013 to 12/31/2013	$11.93973	$15.41299	0
01/01/2014 to 12/31/2014	$15.41299	$16.78620	0
01/01/2015 to 12/31/2015	$16.78620	$15.46019	0
01/01/2016 to 12/31/2016	$15.46019	$15.34637	0
01/01/2017 to 12/31/2017	$15.34637	$19.04739	0
01/01/2018 to 12/31/2018	$19.04739	$17.78902	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.57970	$9.13255	0
01/01/2010 to 12/31/2010	$9.13255	$9.95263	0
01/01/2011 to 12/31/2011	$9.95263	$9.67006	0
01/01/2012 to 12/31/2012	$9.67006	$10.39923	0
01/01/2013 to 12/31/2013	$10.39923	$11.15248	0
01/01/2014 to 12/31/2014	$11.15248	$11.33079	0
01/01/2015 to 12/31/2015	$11.33079	$10.96428	0
01/01/2016 to 12/31/2016	$10.96428	$11.27025	0
01/01/2017 to 12/31/2017	$11.27025	$12.35837	0
01/01/2018 to 12/31/2018	$12.35837	$11.21495	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.61483	$9.43248	0
01/01/2010 to 12/31/2010	$9.43248	$11.67679	0
01/01/2011 to 12/31/2011	$11.67679	$11.55156	0
01/01/2012 to 12/31/2012	$11.55156	$13.04978	0
01/01/2013 to 12/31/2013	$13.04978	$17.68972	0
01/01/2014 to 12/31/2014	$17.68972	$18.51798	0
01/01/2015 to 12/31/2015	$18.51798	$17.08971	0
01/01/2016 to 12/31/2016	$17.08971	$20.74709	0
01/01/2017 to 12/31/2017	$20.74709	$22.73084	0
01/01/2018 to 12/31/2018	$22.73084	$19.07263	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.11022	$9.89725	0
01/01/2010 to 12/31/2010	$9.89725	$9.66733	0
01/01/2011 to 12/31/2011	$9.66733	$9.44302	0
01/01/2012 to 12/31/2012	$9.44302	$9.22182	0
01/01/2013 to 12/31/2013	$9.22182	$9.00524	0
01/01/2014 to 12/31/2014	$9.00524	$8.79394	0
01/01/2015 to 12/31/2015	$8.79394	$8.58757	0
01/01/2016 to 12/31/2016	$8.58757	$8.38645	0
01/01/2017 to 12/31/2017	$8.38645	$8.21818	0
01/01/2018 to 12/31/2018	$8.21818	$8.12855	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.62984	$10.09994	0
01/01/2010 to 12/31/2010	$10.09994	$11.19443	0
01/01/2011 to 12/31/2011	$11.19443	$11.27903	0
01/01/2012 to 12/31/2012	$11.27903	$12.54195	0
01/01/2013 to 12/31/2013	$12.54195	$13.12707	0
01/01/2014 to 12/31/2014	$13.12707	$13.14684	0
01/01/2015 to 12/31/2015	$13.14684	$12.38069	0
01/01/2016 to 12/31/2016	$12.38069	$13.95229	0
01/01/2017 to 12/31/2017	$13.95229	$14.64370	0
01/01/2018 to 12/31/2018	$14.64370	$14.01414	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.44618	$6.35197	0
01/01/2010 to 12/31/2010	$6.35197	$7.01917	0
01/01/2011 to 12/31/2011	$7.01917	$6.56788	0
01/01/2012 to 12/31/2012	$6.56788	$7.49650	0
01/01/2013 to 12/31/2013	$7.49650	$10.23865	0
01/01/2014 to 12/31/2014	$10.23865	$11.37275	0
01/01/2015 to 12/31/2015	$11.37275	$10.23557	0
01/01/2016 to 12/31/2016	$10.23557	$11.98367	0
01/01/2017 to 12/31/2017	$11.98367	$13.94936	0
01/01/2018 to 12/31/2018	$13.94936	$11.69244	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.36411	$7.08678	0
01/01/2010 to 12/31/2010	$7.08678	$7.92392	0
01/01/2011 to 12/31/2011	$7.92392	$6.73808	0
01/01/2012 to 12/31/2012	$6.73808	$7.91964	0
01/01/2013 to 12/31/2013	$7.91964	$9.20763	0
01/01/2014 to 12/31/2014	$9.20763	$8.49469	0
01/01/2015 to 12/31/2015	$8.49469	$8.55645	0
01/01/2016 to 12/31/2016	$8.55645	$8.04028	0
01/01/2017 to 12/31/2017	$8.04028	$10.63384	0
01/01/2018 to 12/31/2018	$10.63384	$8.99865	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.70965	$7.27610	0
01/01/2010 to 12/31/2010	$7.27610	$7.89291	0
01/01/2011 to 12/31/2011	$7.89291	$6.74057	0
01/01/2012 to 12/31/2012	$6.74057	$7.67977	0
01/01/2013 to 12/31/2013	$7.67977	$8.95950	0
01/01/2014 to 12/31/2014	$8.95950	$8.16266	0
01/01/2015 to 12/31/2015	$8.16266	$8.03613	0
01/01/2016 to 12/31/2016	$8.03613	$7.89349	0
01/01/2017 to 12/31/2017	$7.89349	$9.46736	0
01/01/2018 to 12/31/2018	$9.46736	$7.75224	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.10584	$8.78953	0
01/01/2010 to 12/31/2010	$8.78953	$9.76926	0
01/01/2011 to 12/31/2011	$9.76926	$9.48596	0
01/01/2012 to 12/31/2012	$9.48596	$10.52117	0
01/01/2013 to 12/31/2013	$10.52117	$11.94705	0
01/01/2014 to 12/31/2014	$11.94705	$12.40908	0
01/01/2015 to 12/31/2015	$12.40908	$11.99093	0
01/01/2016 to 12/31/2016	$11.99093	$12.32104	0
01/01/2017 to 12/31/2017	$12.32104	$14.07290	0
01/01/2018 to 12/31/2018	$14.07290	$12.72783	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.90321	$7.83316	0
01/01/2010 to 12/31/2010	$7.83316	$8.19781	0
01/01/2011 to 12/31/2011	$8.19781	$7.27313	0
01/01/2012 to 12/31/2012	$7.27313	$8.65832	0
01/01/2013 to 12/31/2013	$8.65832	$9.75394	0
01/01/2014 to 12/31/2014	$9.75394	$8.91862	0
01/01/2015 to 12/31/2015	$8.91862	$8.46590	0
01/01/2016 to 12/31/2016	$8.46590	$8.42732	0
01/01/2017 to 12/31/2017	$8.42732	$10.66896	0
01/01/2018 to 12/31/2018	$10.66896	$8.59721	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.77514	$9.26456	0
01/01/2010 to 12/31/2010	$9.26456	$9.70934	0
01/01/2011 to 12/31/2011	$9.70934	$9.50397	0
01/01/2012 to 12/31/2012	$9.50397	$10.27542	0
01/01/2013 to 12/31/2013	$10.27542	$11.14123	0
01/01/2014 to 12/31/2014	$11.14123	$11.47249	0
01/01/2015 to 12/31/2015	$11.47249	$11.18280	0
01/01/2016 to 12/31/2016	$11.18280	$11.34006	0
01/01/2017 to 12/31/2017	$11.34006	$12.41927	0
01/01/2018 to 12/31/2018	$12.41927	$11.50454	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08344	$10.28102	0
01/01/2010 to 12/31/2010	$10.28102	$11.17602	0
01/01/2011 to 12/31/2011	$11.17602	$10.98635	0
01/01/2012 to 12/31/2012	$10.98635	$12.35740	0
01/01/2013 to 12/31/2013	$12.35740	$16.47138	0
01/01/2014 to 12/31/2014	$16.47138	$17.61344	0
01/01/2015 to 12/31/2015	$17.61344	$19.02915	0
01/01/2016 to 12/31/2016	$19.02915	$18.31131	0
01/01/2017 to 12/31/2017	$18.31131	$24.29013	0
01/01/2018 to 12/31/2018	$24.29013	$23.33471	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.93836	$7.52477	0
01/01/2010 to 12/31/2010	$7.52477	$8.79962	0
01/01/2011 to 12/31/2011	$8.79962	$8.51486	0
01/01/2012 to 12/31/2012	$8.51486	$9.33452	0
01/01/2013 to 12/31/2013	$9.33452	$12.45287	0
01/01/2014 to 12/31/2014	$12.45287	$13.44844	0
01/01/2015 to 12/31/2015	$13.44844	$14.45548	0
01/01/2016 to 12/31/2016	$14.45548	$14.90410	0
01/01/2017 to 12/31/2017	$14.90410	$19.35711	0
01/01/2018 to 12/31/2018	$19.35711	$18.39220	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.70496	$8.61060	0
01/01/2010 to 12/31/2010	$8.61060	$9.42163	0
01/01/2011 to 12/31/2011	$9.42163	$8.91254	0
01/01/2012 to 12/31/2012	$8.91254	$10.71153	0
01/01/2013 to 12/31/2013	$10.71153	$13.35082	0
01/01/2014 to 12/31/2014	$13.35082	$13.51079	0
01/01/2015 to 12/31/2015	$13.51079	$13.00033	0
01/01/2016 to 12/31/2016	$13.00033	$13.59872	0
01/01/2017 to 12/31/2017	$13.59872	$16.44654	0
01/01/2018 to 12/31/2018	$16.44654	$14.52426	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.67623	$8.10407	0
01/01/2010 to 12/31/2010	$8.10407	$8.92570	0
01/01/2011 to 12/31/2011	$8.92570	$8.66471	0
01/01/2012 to 12/31/2012	$8.66471	$9.90656	0
01/01/2013 to 12/31/2013	$9.90656	$13.22516	0
01/01/2014 to 12/31/2014	$13.22516	$14.03968	0
01/01/2015 to 12/31/2015	$14.03968	$14.70129	0
01/01/2016 to 12/31/2016	$14.70129	$14.63129	0
01/01/2017 to 12/31/2017	$14.63129	$18.67667	0
01/01/2018 to 12/31/2018	$18.67667	$18.62795	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16994	0
01/01/2013 to 12/31/2013	$10.16994	$13.35804	0
01/01/2014 to 12/31/2014	$13.35804	$14.37735	0
01/01/2015 to 12/31/2015	$14.37735	$13.93837	0
01/01/2016 to 12/31/2016	$13.93837	$15.44207	0
01/01/2017 to 12/31/2017	$15.44207	$17.69555	0
01/01/2018 to 12/31/2018	$17.69555	$15.52412	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.63607	$7.74083	0
01/01/2010 to 12/31/2010	$7.74083	$9.33087	0
01/01/2011 to 12/31/2011	$9.33087	$8.88576	0
01/01/2012 to 12/31/2012	$8.88576	$10.16303	0
01/01/2013 to 12/31/2013	$10.16303	$14.09374	0
01/01/2014 to 12/31/2014	$14.09374	$15.72421	0
01/01/2015 to 12/31/2015	$15.72421	$14.48956	0
01/01/2016 to 12/31/2016	$14.48956	$16.72982	0
01/01/2017 to 12/31/2017	$16.72982	$18.59101	0
01/01/2018 to 12/31/2018	$18.59101	$15.16731	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27404	0
01/01/2013 to 12/31/2013	$10.27404	$11.93056	0
01/01/2014 to 12/31/2014	$11.93056	$12.24927	0
01/01/2015 to 12/31/2015	$12.24927	$11.81320	0
01/01/2016 to 12/31/2016	$11.81320	$12.03515	0
01/01/2017 to 12/31/2017	$12.03515	$13.69185	0
01/01/2018 to 12/31/2018	$13.69185	$12.26247	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55593	$9.03439	0
01/01/2010 to 12/31/2010	$9.03439	$10.78725	0
01/01/2011 to 12/31/2011	$10.78725	$8.39889	0
01/01/2012 to 12/31/2012	$8.39889	$9.67193	0
01/01/2013 to 12/31/2013	$9.67193	$9.46594	0
01/01/2014 to 12/31/2014	$9.46594	$8.81078	0
01/01/2015 to 12/31/2015	$8.81078	$7.16473	0
01/01/2016 to 12/31/2016	$7.16473	$7.86191	0
01/01/2017 to 12/31/2017	$7.86191	$9.70316	0
01/01/2018 to 12/31/2018	$9.70316	$8.14325	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.22631	$9.64296	0
01/01/2010 to 12/31/2010	$9.64296	$10.41219	0
01/01/2011 to 12/31/2011	$10.41219	$10.26954	0
01/01/2012 to 12/31/2012	$10.26954	$11.06847	0
01/01/2013 to 12/31/2013	$11.06847	$11.80439	0
01/01/2014 to 12/31/2014	$11.80439	$12.19299	0
01/01/2015 to 12/31/2015	$12.19299	$11.92378	0
01/01/2016 to 12/31/2016	$11.92378	$12.28784	0
01/01/2017 to 12/31/2017	$12.28784	$13.21591	0
01/01/2018 to 12/31/2018	$13.21591	$12.53753	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05829	0
01/01/2012 to 12/31/2012	$10.05829	$10.52020	0
01/01/2013 to 12/31/2013	$10.52020	$10.03561	0
01/01/2014 to 12/31/2014	$10.03561	$10.39400	0
01/01/2015 to 12/31/2015	$10.39400	$10.12284	0
01/01/2016 to 12/31/2016	$10.12284	$10.30189	0
01/01/2017 to 12/31/2017	$10.30189	$10.63117	0
01/01/2018 to 12/31/2018	$10.63117	$10.29590	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.09825	$7.50203	0
01/01/2010 to 12/31/2010	$7.50203	$8.71937	0
01/01/2011 to 12/31/2011	$8.71937	$7.98582	0
01/01/2012 to 12/31/2012	$7.98582	$8.80550	0
01/01/2013 to 12/31/2013	$8.80550	$10.06294	0
01/01/2014 to 12/31/2014	$10.06294	$10.73057	0
01/01/2015 to 12/31/2015	$10.73057	$10.41445	0
01/01/2016 to 12/31/2016	$10.41445	$11.19720	0
01/01/2017 to 12/31/2017	$11.19720	$12.69532	0
01/01/2018 to 12/31/2018	$12.69532	$11.45403	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62038	0
01/01/2014 to 12/31/2014	$11.62038	$13.07729	0
01/01/2015 to 12/31/2015	$13.07729	$12.96736	0
01/01/2016 to 12/31/2016	$12.96736	$14.03849	0
01/01/2017 to 12/31/2017	$14.03849	$16.64537	0
01/01/2018 to 12/31/2018	$16.64537	$15.09020	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.81657	$6.91956	0
01/01/2010 to 12/31/2010	$6.91956	$7.77416	0
01/01/2011 to 12/31/2011	$7.77416	$7.85445	0
01/01/2012 to 12/31/2012	$7.85445	$9.11210	0
01/01/2013 to 12/31/2013	$9.11210	$11.78388	0
01/01/2014 to 12/31/2014	$11.78388	$13.48806	0
01/01/2015 to 12/31/2015	$13.48806	$13.57712	0
01/01/2016 to 12/31/2016	$13.57712	$15.22762	0
01/01/2017 to 12/31/2017	$15.22762	$18.18027	0
01/01/2018 to 12/31/2018	$18.18027	$16.29257	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85749	0
01/01/2012 to 12/31/2012	$8.85749	$9.78732	0
01/01/2013 to 12/31/2013	$9.78732	$11.69834	0
01/01/2014 to 12/31/2014	$11.69834	$12.16637	0
01/01/2015 to 12/31/2015	$12.16637	$11.89862	0
01/01/2016 to 12/31/2016	$11.89862	$12.35458	0
01/01/2017 to 12/31/2017	$12.35458	$14.26008	0
01/01/2018 to 12/31/2018	$14.26008	$13.01453	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.31179	$8.81013	0
01/01/2010 to 12/31/2010	$8.81013	$9.62868	0
01/01/2011 to 12/31/2011	$9.62868	$9.23226	0
01/01/2012 to 12/31/2012	$9.23226	$9.94220	0
01/01/2013 to 12/31/2013	$9.94220	$10.91650	0
01/01/2014 to 12/31/2014	$10.91650	$11.20814	0
01/01/2015 to 12/31/2015	$11.20814	$10.92690	0
01/01/2016 to 12/31/2016	$10.92690	$11.18469	0
01/01/2017 to 12/31/2017	$11.18469	$12.69607	0
01/01/2018 to 12/31/2018	$12.69607	$11.41677	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.55993	$7.20277	0
01/01/2010 to 12/31/2010	$7.20277	$9.32300	0
01/01/2011 to 12/31/2011	$9.32300	$7.91066	0
01/01/2012 to 12/31/2012	$7.91066	$9.27529	0
01/01/2013 to 12/31/2013	$9.27529	$12.75426	0
01/01/2014 to 12/31/2014	$12.75426	$13.07026	0
01/01/2015 to 12/31/2015	$13.07026	$12.93382	0
01/01/2016 to 12/31/2016	$12.93382	$13.60337	0
01/01/2017 to 12/31/2017	$13.60337	$16.96366	0
01/01/2018 to 12/31/2018	$16.96366	$14.76711	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.24676	$8.16855	0
01/01/2010 to 12/31/2010	$8.16855	$10.88192	0
01/01/2011 to 12/31/2011	$10.88192	$10.52284	0
01/01/2012 to 12/31/2012	$10.52284	$11.52660	0
01/01/2013 to 12/31/2013	$11.52660	$15.21539	0
01/01/2014 to 12/31/2014	$15.21539	$15.42569	0
01/01/2015 to 12/31/2015	$15.42569	$15.18202	0
01/01/2016 to 12/31/2016	$15.18202	$16.61688	0
01/01/2017 to 12/31/2017	$16.61688	$20.10895	0
01/01/2018 to 12/31/2018	$20.10895	$17.98418	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.46922	$8.02319	0
01/01/2010 to 12/31/2010	$8.02319	$9.87158	0
01/01/2011 to 12/31/2011	$9.87158	$9.06404	0
01/01/2012 to 12/31/2012	$9.06404	$10.45837	0
01/01/2013 to 12/31/2013	$10.45837	$14.03278	0
01/01/2014 to 12/31/2014	$14.03278	$14.42532	0
01/01/2015 to 12/31/2015	$14.42532	$13.47954	0
01/01/2016 to 12/31/2016	$13.47954	$17.00825	0
01/01/2017 to 12/31/2017	$17.00825	$17.83047	0
01/01/2018 to 12/31/2018	$17.83047	$14.43674	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.35660	$8.91799	0
01/01/2010 to 12/31/2010	$8.91799	$9.71338	0
01/01/2011 to 12/31/2011	$9.71338	$9.67390	0
01/01/2012 to 12/31/2012	$9.67390	$10.72140	0
01/01/2013 to 12/31/2013	$10.72140	$12.23218	0
01/01/2014 to 12/31/2014	$12.23218	$12.64742	0
01/01/2015 to 12/31/2015	$12.64742	$12.35566	0
01/01/2016 to 12/31/2016	$12.35566	$12.97657	0
01/01/2017 to 12/31/2017	$12.97657	$14.62531	0
01/01/2018 to 12/31/2018	$14.62531	$13.51944	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.83132	$8.73379	0
01/01/2010 to 12/31/2010	$8.73379	$9.87738	0
01/01/2011 to 12/31/2011	$9.87738	$9.48238	0
01/01/2012 to 12/31/2012	$9.48238	$10.88753	0
01/01/2013 to 12/31/2013	$10.88753	$15.31319	0
01/01/2014 to 12/31/2014	$15.31319	$16.20173	0
01/01/2015 to 12/31/2015	$16.20173	$17.33769	0
01/01/2016 to 12/31/2016	$17.33769	$17.38863	0
01/01/2017 to 12/31/2017	$17.38863	$23.41531	0
01/01/2018 to 12/31/2018	$23.41531	$23.74668	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99056	$6.91817	0
01/01/2010 to 12/31/2010	$6.91817	$7.59645	0
01/01/2011 to 12/31/2011	$7.59645	$7.38192	0
01/01/2012 to 12/31/2012	$7.38192	$8.17436	0
01/01/2013 to 12/31/2013	$8.17436	$10.74695	0
01/01/2014 to 12/31/2014	$10.74695	$10.65820	0
01/01/2015 to 12/31/2015	$10.65820	$9.77689	0
01/01/2016 to 12/31/2016	$9.77689	$10.13303	0
01/01/2017 to 12/31/2017	$10.13303	$11.53385	0
01/01/2018 to 12/31/2018	$11.53385	$10.16807	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.66799	$8.26638	0
01/01/2010 to 12/31/2010	$8.26638	$9.72356	0
01/01/2011 to 12/31/2011	$9.72356	$8.07903	0
01/01/2012 to 12/31/2012	$8.07903	$8.17432	0
01/01/2013 to 12/31/2013	$8.17432	$9.21029	0
01/01/2014 to 12/31/2014	$9.21029	$8.24203	0
01/01/2015 to 12/31/2015	$8.24203	$6.49896	0
01/01/2016 to 12/31/2016	$6.49896	$7.90896	0
01/01/2017 to 12/31/2017	$7.90896	$8.51994	0
01/01/2018 to 12/31/2018	$8.51994	$6.93336	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.07953	$11.03553	0
01/01/2010 to 12/31/2010	$11.03553	$11.39552	0
01/01/2011 to 12/31/2011	$11.39552	$11.58745	0
01/01/2012 to 12/31/2012	$11.58745	$11.90634	0
01/01/2013 to 12/31/2013	$11.90634	$11.19041	0
01/01/2014 to 12/31/2014	$11.19041	$10.98863	0
01/01/2015 to 12/31/2015	$10.98863	$10.23513	0
01/01/2016 to 12/31/2016	$10.23513	$10.43096	0
01/01/2017 to 12/31/2017	$10.43096	$10.39465	0
01/01/2018 to 12/31/2018	$10.39465	$10.35222	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.87360	$7.96604	0
01/01/2010 to 12/31/2010	$7.96604	$9.61562	0
01/01/2011 to 12/31/2011	$9.61562	$9.06611	0
01/01/2012 to 12/31/2012	$9.06611	$10.48281	0
01/01/2013 to 12/31/2013	$10.48281	$13.55519	0
01/01/2014 to 12/31/2014	$13.55519	$15.21849	0
01/01/2015 to 12/31/2015	$15.21849	$13.87921	0
01/01/2016 to 12/31/2016	$13.87921	$15.45113	0
01/01/2017 to 12/31/2017	$15.45113	$17.88555	0
01/01/2018 to 12/31/2018	$17.88555	$14.57728	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.81623	$7.29458	0
01/01/2010 to 12/31/2010	$7.29458	$8.16614	0
01/01/2011 to 12/31/2011	$8.16614	$7.69914	0
01/01/2012 to 12/31/2012	$7.69914	$8.34565	0
01/01/2013 to 12/31/2013	$8.34565	$9.82081	0
01/01/2014 to 12/31/2014	$9.82081	$10.11816	0
01/01/2015 to 12/31/2015	$10.11816	$9.81815	0
01/01/2016 to 12/31/2016	$9.81815	$10.21383	0
01/01/2017 to 12/31/2017	$10.21383	$11.33059	0
01/01/2018 to 12/31/2018	$11.33059	$10.51034	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.22953	$10.06109	0
01/01/2010 to 12/31/2010	$10.06109	$10.59108	0
01/01/2011 to 12/31/2011	$10.59108	$10.96607	0
01/01/2012 to 12/31/2012	$10.96607	$11.54912	0
01/01/2013 to 12/31/2013	$11.54912	$11.10962	0
01/01/2014 to 12/31/2014	$11.10962	$11.62978	0
01/01/2015 to 12/31/2015	$11.62978	$11.49714	0
01/01/2016 to 12/31/2016	$11.49714	$11.80617	0
01/01/2017 to 12/31/2017	$11.80617	$12.25707	0
01/01/2018 to 12/31/2018	$12.25707	$11.69688	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: TrueIncome or TrueIncome Highest Daily and Combination 5% Roll-Up and HAV Death
Benefit or Highest Daily Value Death Benefit (2.65%) OR TrueAccumulation HD 60 bps and Combo DB (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.90031	$8.35909	0
01/01/2010 to 12/31/2010	$8.35909	$9.11727	0
01/01/2011 to 12/31/2011	$9.11727	$8.64578	0
01/01/2012 to 12/31/2012	$8.64578	$9.48020	0
01/01/2013 to 12/31/2013	$9.48020	$10.15623	0
01/01/2014 to 12/31/2014	$10.15623	$10.27146	0
01/01/2015 to 12/31/2015	$10.27146	$9.68381	0
01/01/2016 to 12/31/2016	$9.68381	$10.03169	0
01/01/2017 to 12/31/2017	$10.03169	$11.00296	0
01/01/2018 to 12/31/2018	$11.00296	$9.84503	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.14011	$8.77789	0
01/01/2010 to 12/31/2010	$8.77789	$9.72305	0
01/01/2011 to 12/31/2011	$9.72305	$9.48269	0
01/01/2012 to 12/31/2012	$9.48269	$10.49791	0
01/01/2013 to 12/31/2013	$10.49791	$11.91973	0
01/01/2014 to 12/31/2014	$11.91973	$12.32077	0
01/01/2015 to 12/31/2015	$12.32077	$12.09856	0
01/01/2016 to 12/31/2016	$12.09856	$12.62402	0
01/01/2017 to 12/31/2017	$12.62402	$14.38025	0
01/01/2018 to 12/31/2018	$14.38025	$13.18194	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99785	$11.56173	0
01/01/2014 to 12/31/2014	$11.56173	$12.74611	0
01/01/2015 to 12/31/2015	$12.74611	$12.63100	0
01/01/2016 to 12/31/2016	$12.63100	$13.62220	0
01/01/2017 to 12/31/2017	$13.62220	$16.20865	0
01/01/2018 to 12/31/2018	$16.20865	$14.50302	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.22436	$8.67713	0
01/01/2010 to 12/31/2010	$8.67713	$9.49379	0
01/01/2011 to 12/31/2011	$9.49379	$9.13639	0
01/01/2012 to 12/31/2012	$9.13639	$10.01010	0
01/01/2013 to 12/31/2013	$10.01010	$11.47234	0
01/01/2014 to 12/31/2014	$11.47234	$11.90463	0
01/01/2015 to 12/31/2015	$11.90463	$11.65199	0
01/01/2016 to 12/31/2016	$11.65199	$12.06628	0
01/01/2017 to 12/31/2017	$12.06628	$13.50738	0
01/01/2018 to 12/31/2018	$13.50738	$12.50704	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99785	$9.10829	0
01/01/2012 to 12/31/2012	$9.10829	$9.92784	0
01/01/2013 to 12/31/2013	$9.92784	$10.72083	0
01/01/2014 to 12/31/2014	$10.72083	$10.95490	0
01/01/2015 to 12/31/2015	$10.95490	$10.35138	0
01/01/2016 to 12/31/2016	$10.35138	$10.78637	0
01/01/2017 to 12/31/2017	$10.78637	$11.83350	0
01/01/2018 to 12/31/2018	$11.83350	$10.91757	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.14822	$10.89717	0
01/01/2010 to 12/31/2010	$10.89717	$11.02926	0
01/01/2011 to 12/31/2011	$11.02926	$10.98617	0
01/01/2012 to 12/31/2012	$10.98617	$11.20408	0
01/01/2013 to 12/31/2013	$11.20408	$10.67714	0
01/01/2014 to 12/31/2014	$10.67714	$10.39107	0
01/01/2015 to 12/31/2015	$10.39107	$10.17136	0
01/01/2016 to 12/31/2016	$10.17136	$10.07105	0
01/01/2017 to 12/31/2017	$10.07105	$9.97874	0
01/01/2018 to 12/31/2018	$9.97874	$9.79173	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.05664	$11.41572	0
01/01/2010 to 12/31/2010	$11.41572	$11.97888	0
01/01/2011 to 12/31/2011	$11.97888	$12.04073	0
01/01/2012 to 12/31/2012	$12.04073	$12.82221	0
01/01/2013 to 12/31/2013	$12.82221	$12.26120	0
01/01/2014 to 12/31/2014	$12.26120	$12.44961	0
01/01/2015 to 12/31/2015	$12.44961	$11.87209	0
01/01/2016 to 12/31/2016	$11.87209	$12.05488	0
01/01/2017 to 12/31/2017	$12.05488	$12.25628	0
01/01/2018 to 12/31/2018	$12.25628	$11.85888	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92249	$9.64071	0
01/01/2010 to 12/31/2010	$9.64071	$10.44194	0
01/01/2011 to 12/31/2011	$10.44194	$11.55389	0
01/01/2012 to 12/31/2012	$11.55389	$11.89796	0
01/01/2013 to 12/31/2013	$11.89796	$11.22618	0
01/01/2014 to 12/31/2014	$11.22618	$11.22703	0
01/01/2015 to 12/31/2015	$11.22703	$11.02543	0
01/01/2016 to 12/31/2016	$11.02543	$10.91383	0
01/01/2017 to 12/31/2017	$10.91383	$10.70809	0
01/01/2018 to 12/31/2018	$10.70809	$10.50883	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90527	$9.54186	0
01/01/2010 to 12/31/2010	$9.54186	$10.35128	0
01/01/2011 to 12/31/2011	$10.35128	$11.69489	0
01/01/2012 to 12/31/2012	$11.69489	$12.05951	0
01/01/2013 to 12/31/2013	$12.05951	$11.18006	0
01/01/2014 to 12/31/2014	$11.18006	$11.35538	0
01/01/2015 to 12/31/2015	$11.35538	$11.18037	0
01/01/2016 to 12/31/2016	$11.18037	$11.04938	0
01/01/2017 to 12/31/2017	$11.04938	$10.84633	0
01/01/2018 to 12/31/2018	$10.84633	$10.62416	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88398	$9.21794	0
01/01/2010 to 12/31/2010	$9.21794	$10.04322	0
01/01/2011 to 12/31/2011	$10.04322	$11.61140	0
01/01/2012 to 12/31/2012	$11.61140	$12.02539	0
01/01/2013 to 12/31/2013	$12.02539	$10.95112	0
01/01/2014 to 12/31/2014	$10.95112	$11.32509	0
01/01/2015 to 12/31/2015	$11.32509	$11.20071	0
01/01/2016 to 12/31/2016	$11.20071	$11.12527	0
01/01/2017 to 12/31/2017	$11.12527	$10.93432	0
01/01/2018 to 12/31/2018	$10.93432	$10.68112	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99713	$10.92031	0
01/01/2011 to 12/31/2011	$10.92031	$12.79825	0
01/01/2012 to 12/31/2012	$12.79825	$13.31383	0
01/01/2013 to 12/31/2013	$13.31383	$12.06163	0
01/01/2014 to 12/31/2014	$12.06163	$12.65226	0
01/01/2015 to 12/31/2015	$12.65226	$12.54493	0
01/01/2016 to 12/31/2016	$12.54493	$12.46986	0
01/01/2017 to 12/31/2017	$12.46986	$12.34032	0
01/01/2018 to 12/31/2018	$12.34032	$12.02759	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99785	$11.92479	0
01/01/2012 to 12/31/2012	$11.92479	$12.29524	0
01/01/2013 to 12/31/2013	$12.29524	$10.81000	0
01/01/2014 to 12/31/2014	$10.81000	$11.62240	0
01/01/2015 to 12/31/2015	$11.62240	$11.55925	0
01/01/2016 to 12/31/2016	$11.55925	$11.46679	0
01/01/2017 to 12/31/2017	$11.46679	$11.34637	0
01/01/2018 to 12/31/2018	$11.34637	$11.03517	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99714	$10.31556	0
01/01/2013 to 12/31/2013	$10.31556	$9.02389	0
01/01/2014 to 12/31/2014	$9.02389	$9.89991	0
01/01/2015 to 12/31/2015	$9.89991	$9.90511	0
01/01/2016 to 12/31/2016	$9.90511	$9.83398	0
01/01/2017 to 12/31/2017	$9.83398	$9.74281	0
01/01/2018 to 12/31/2018	$9.74281	$9.46459	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67953	0
01/01/2014 to 12/31/2014	$8.67953	$9.68885	0
01/01/2015 to 12/31/2015	$9.68885	$9.70639	0
01/01/2016 to 12/31/2016	$9.70639	$9.63623	0
01/01/2017 to 12/31/2017	$9.63623	$9.54573	0
01/01/2018 to 12/31/2018	$9.54573	$9.23776	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21245	0
01/01/2015 to 12/31/2015	$11.21245	$11.14089	0
01/01/2016 to 12/31/2016	$11.14089	$11.12178	0
01/01/2017 to 12/31/2017	$11.12178	$11.03317	0
01/01/2018 to 12/31/2018	$11.03317	$10.66745	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85832	0
01/01/2016 to 12/31/2016	$9.85832	$9.80341	0
01/01/2017 to 12/31/2017	$9.80341	$9.78184	0
01/01/2018 to 12/31/2018	$9.78184	$9.42860	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99714	$9.80065	0
01/01/2017 to 12/31/2017	$9.80065	$9.80420	0
01/01/2018 to 12/31/2018	$9.80420	$9.42919	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99713	$9.95652	0
01/01/2018 to 12/31/2018	$9.95652	$9.49841	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99713	$9.58418	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.57655	$8.02932	28,894
01/01/2010 to 12/31/2010	$8.02932	$8.86803	28,894
01/01/2011 to 12/31/2011	$8.86803	$8.42949	28,894
01/01/2012 to 12/31/2012	$8.42949	$9.33797	0
01/01/2013 to 12/31/2013	$9.33797	$11.15981	0
01/01/2014 to 12/31/2014	$11.15981	$11.63174	0
01/01/2015 to 12/31/2015	$11.63174	$11.39135	0
01/01/2016 to 12/31/2016	$11.39135	$11.85622	0
01/01/2017 to 12/31/2017	$11.85622	$13.61697	0
01/01/2018 to 12/31/2018	$13.61697	$12.43823	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99785	$11.56831	0
01/01/2014 to 12/31/2014	$11.56831	$12.80296	0
01/01/2015 to 12/31/2015	$12.80296	$12.02645	0
01/01/2016 to 12/31/2016	$12.02645	$13.46134	0
01/01/2017 to 12/31/2017	$13.46134	$15.52786	0
01/01/2018 to 12/31/2018	$15.52786	$14.40343	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$5.90231	$7.58532	0
01/01/2010 to 12/31/2010	$7.58532	$9.50959	0
01/01/2011 to 12/31/2011	$9.50959	$9.87469	0
01/01/2012 to 12/31/2012	$9.87469	$11.09535	0
01/01/2013 to 12/31/2013	$11.09535	$11.14713	0
01/01/2014 to 12/31/2014	$11.14713	$14.21612	0
01/01/2015 to 12/31/2015	$14.21612	$14.51946	0
01/01/2016 to 12/31/2016	$14.51946	$14.82615	0
01/01/2017 to 12/31/2017	$14.82615	$15.34596	0
01/01/2018 to 12/31/2018	$15.34596	$14.23624	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.62792	$7.99653	0
01/01/2010 to 12/31/2010	$7.99653	$8.90882	0
01/01/2011 to 12/31/2011	$8.90882	$8.54831	0
01/01/2012 to 12/31/2012	$8.54831	$9.21253	0
01/01/2013 to 12/31/2013	$9.21253	$10.29907	0
01/01/2014 to 12/31/2014	$10.29907	$10.34895	0
01/01/2015 to 12/31/2015	$10.34895	$10.18130	0
01/01/2016 to 12/31/2016	$10.18130	$10.34050	0
01/01/2017 to 12/31/2017	$10.34050	$11.73327	0
01/01/2018 to 12/31/2018	$11.73327	$10.54309	0
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.08694	$8.01078	0
01/01/2010 to 12/31/2010	$8.01078	$9.38016	0
01/01/2011 to 12/31/2011	$9.38016	$8.67757	0
01/01/2012 to 12/31/2012	$8.67757	$10.71862	0
01/01/2013 to 12/31/2013	$10.71862	$10.89549	0
01/01/2014 to 12/31/2014	$10.89549	$12.09166	0
01/01/2015 to 12/31/2015	$12.09166	$11.76846	0
01/01/2016 to 12/31/2016	$11.76846	$11.56755	0
01/01/2017 to 12/31/2017	$11.56755	$12.49606	0
01/01/2018 to 12/31/2018	$12.49606	$11.59803	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.87322	$6.81914	0
01/01/2010 to 12/31/2010	$6.81914	$7.49886	0
01/01/2011 to 12/31/2011	$7.49886	$6.90203	0
01/01/2012 to 12/31/2012	$6.90203	$8.04562	0
01/01/2013 to 12/31/2013	$8.04562	$10.46657	0
01/01/2014 to 12/31/2014	$10.46657	$11.53500	0
01/01/2015 to 12/31/2015	$11.53500	$10.71747	0
01/01/2016 to 12/31/2016	$10.71747	$11.64607	0
01/01/2017 to 12/31/2017	$11.64607	$12.45165	0
01/01/2018 to 12/31/2018	$12.45165	$11.09374	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.98918	$9.16542	0
01/01/2010 to 12/31/2010	$9.16542	$10.69873	0
01/01/2011 to 12/31/2011	$10.69873	$10.11217	0
01/01/2012 to 12/31/2012	$10.11217	$11.78240	0
01/01/2013 to 12/31/2013	$11.78240	$15.17273	0
01/01/2014 to 12/31/2014	$15.17273	$16.48420	0
01/01/2015 to 12/31/2015	$16.48420	$15.14503	0
01/01/2016 to 12/31/2016	$15.14503	$14.99700	0
01/01/2017 to 12/31/2017	$14.99700	$18.56854	0
01/01/2018 to 12/31/2018	$18.56854	$17.29919	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.56734	$9.09543	0
01/01/2010 to 12/31/2010	$9.09543	$9.88803	0
01/01/2011 to 12/31/2011	$9.88803	$9.58401	0
01/01/2012 to 12/31/2012	$9.58401	$10.28153	0
01/01/2013 to 12/31/2013	$10.28153	$10.99946	0
01/01/2014 to 12/31/2014	$10.99946	$11.14806	0
01/01/2015 to 12/31/2015	$11.14806	$10.76108	0
01/01/2016 to 12/31/2016	$10.76108	$11.03452	0
01/01/2017 to 12/31/2017	$11.03452	$12.07052	0
01/01/2018 to 12/31/2018	$12.07052	$10.92693	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.60640	$9.39913	0
01/01/2010 to 12/31/2010	$9.39913	$11.60707	0
01/01/2011 to 12/31/2011	$11.60707	$11.45464	0
01/01/2012 to 12/31/2012	$11.45464	$12.90874	0
01/01/2013 to 12/31/2013	$12.90874	$17.45600	0
01/01/2014 to 12/31/2014	$17.45600	$18.22865	0
01/01/2015 to 12/31/2015	$18.22865	$16.78165	0
01/01/2016 to 12/31/2016	$16.78165	$20.32363	0
01/01/2017 to 12/31/2017	$20.32363	$22.21281	0
01/01/2018 to 12/31/2018	$22.21281	$18.59231	0
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.07506	$9.83867	0
01/01/2010 to 12/31/2010	$9.83867	$9.58673	0
01/01/2011 to 12/31/2011	$9.58673	$9.34131	0
01/01/2012 to 12/31/2012	$9.34131	$9.09989	0
01/01/2013 to 12/31/2013	$9.09989	$8.86457	0
01/01/2014 to 12/31/2014	$8.86457	$8.63548	0
01/01/2015 to 12/31/2015	$8.63548	$8.41214	0
01/01/2016 to 12/31/2016	$8.41214	$8.19517	0
01/01/2017 to 12/31/2017	$8.19517	$8.01084	0
01/01/2018 to 12/31/2018	$8.01084	$7.90406	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.60325	$10.04005	0
01/01/2010 to 12/31/2010	$10.04005	$11.10081	0
01/01/2011 to 12/31/2011	$11.10081	$11.15742	0
01/01/2012 to 12/31/2012	$11.15742	$12.37649	0
01/01/2013 to 12/31/2013	$12.37649	$12.92221	0
01/01/2014 to 12/31/2014	$12.92221	$12.91014	0
01/01/2015 to 12/31/2015	$12.91014	$12.12810	0
01/01/2016 to 12/31/2016	$12.12810	$13.63439	0
01/01/2017 to 12/31/2017	$13.63439	$14.27523	0
01/01/2018 to 12/31/2018	$14.27523	$13.62808	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.42714	$6.31428	0
01/01/2010 to 12/31/2010	$6.31428	$6.96056	0
01/01/2011 to 12/31/2011	$6.96056	$6.49716	0
01/01/2012 to 12/31/2012	$6.49716	$7.39757	0
01/01/2013 to 12/31/2013	$7.39757	$10.07892	0
01/01/2014 to 12/31/2014	$10.07892	$11.16805	0
01/01/2015 to 12/31/2015	$11.16805	$10.02676	0
01/01/2016 to 12/31/2016	$10.02676	$11.71058	0
01/01/2017 to 12/31/2017	$11.71058	$13.59833	0
01/01/2018 to 12/31/2018	$13.59833	$11.37034	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.34542	$7.04477	0
01/01/2010 to 12/31/2010	$7.04477	$7.85766	0
01/01/2011 to 12/31/2011	$7.85766	$6.66542	0
01/01/2012 to 12/31/2012	$6.66542	$7.81527	0
01/01/2013 to 12/31/2013	$7.81527	$9.06406	0
01/01/2014 to 12/31/2014	$9.06406	$8.34191	0
01/01/2015 to 12/31/2015	$8.34191	$8.38209	0
01/01/2016 to 12/31/2016	$8.38209	$7.85735	0
01/01/2017 to 12/31/2017	$7.85735	$10.36667	0
01/01/2018 to 12/31/2018	$10.36667	$8.75103	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.68977	$7.23315	0
01/01/2010 to 12/31/2010	$7.23315	$7.82717	0
01/01/2011 to 12/31/2011	$7.82717	$6.66813	0
01/01/2012 to 12/31/2012	$6.66813	$7.57879	0
01/01/2013 to 12/31/2013	$7.57879	$8.82021	0
01/01/2014 to 12/31/2014	$8.82021	$8.01609	0
01/01/2015 to 12/31/2015	$8.01609	$7.87254	0
01/01/2016 to 12/31/2016	$7.87254	$7.71395	0
01/01/2017 to 12/31/2017	$7.71395	$9.22954	0
01/01/2018 to 12/31/2018	$9.22954	$7.53900	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.09421	$8.75378	0
01/01/2010 to 12/31/2010	$8.75378	$9.70595	0
01/01/2011 to 12/31/2011	$9.70595	$9.40151	0
01/01/2012 to 12/31/2012	$9.40151	$10.40198	0
01/01/2013 to 12/31/2013	$10.40198	$11.78302	0
01/01/2014 to 12/31/2014	$11.78302	$12.20886	0
01/01/2015 to 12/31/2015	$12.20886	$11.76866	0
01/01/2016 to 12/31/2016	$11.76866	$12.06316	0
01/01/2017 to 12/31/2017	$12.06316	$13.74482	0
01/01/2018 to 12/31/2018	$13.74482	$12.40060	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$5.88262	$7.78662	0
01/01/2010 to 12/31/2010	$7.78662	$8.12935	0
01/01/2011 to 12/31/2011	$8.12935	$7.19471	0
01/01/2012 to 12/31/2012	$7.19471	$8.54387	0
01/01/2013 to 12/31/2013	$8.54387	$9.60149	0
01/01/2014 to 12/31/2014	$9.60149	$8.75784	0
01/01/2015 to 12/31/2015	$8.75784	$8.29297	0
01/01/2016 to 12/31/2016	$8.29297	$8.23508	0
01/01/2017 to 12/31/2017	$8.23508	$10.40011	0
01/01/2018 to 12/31/2018	$10.40011	$8.36011	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.74804	$9.20978	0
01/01/2010 to 12/31/2010	$9.20978	$9.62835	0
01/01/2011 to 12/31/2011	$9.62835	$9.40177	0
01/01/2012 to 12/31/2012	$9.40177	$10.14000	0
01/01/2013 to 12/31/2013	$10.14000	$10.96763	0
01/01/2014 to 12/31/2014	$10.96763	$11.26623	0
01/01/2015 to 12/31/2015	$11.26623	$10.95491	0
01/01/2016 to 12/31/2016	$10.95491	$11.08196	0
01/01/2017 to 12/31/2017	$11.08196	$12.10714	0
01/01/2018 to 12/31/2018	$12.10714	$11.18790	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08324	$10.27771	0
01/01/2010 to 12/31/2010	$10.27771	$11.14514	0
01/01/2011 to 12/31/2011	$11.14514	$10.92938	0
01/01/2012 to 12/31/2012	$10.92938	$12.26329	0
01/01/2013 to 12/31/2013	$12.26329	$16.30605	0
01/01/2014 to 12/31/2014	$16.30605	$17.39428	0
01/01/2015 to 12/31/2015	$17.39428	$18.74652	0
01/01/2016 to 12/31/2016	$18.74652	$17.99554	0
01/01/2017 to 12/31/2017	$17.99554	$23.81333	0
01/01/2018 to 12/31/2018	$23.81333	$22.82047	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.91771	$7.48020	0
01/01/2010 to 12/31/2010	$7.48020	$8.72632	0
01/01/2011 to 12/31/2011	$8.72632	$8.42338	0
01/01/2012 to 12/31/2012	$8.42338	$9.21166	0
01/01/2013 to 12/31/2013	$9.21166	$12.25900	0
01/01/2014 to 12/31/2014	$12.25900	$13.20680	0
01/01/2015 to 12/31/2015	$13.20680	$14.16117	0
01/01/2016 to 12/31/2016	$14.16117	$14.56522	0
01/01/2017 to 12/31/2017	$14.56522	$18.87101	0
01/01/2018 to 12/31/2018	$18.87101	$17.88626	0
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.68152	$8.55950	0
01/01/2010 to 12/31/2010	$8.55950	$9.34280	0
01/01/2011 to 12/31/2011	$9.34280	$8.81642	0
01/01/2012 to 12/31/2012	$8.81642	$10.57013	0
01/01/2013 to 12/31/2013	$10.57013	$13.14246	0
01/01/2014 to 12/31/2014	$13.14246	$13.26749	0
01/01/2015 to 12/31/2015	$13.26749	$12.73507	0
01/01/2016 to 12/31/2016	$12.73507	$13.28892	0
01/01/2017 to 12/31/2017	$13.28892	$16.03277	0
01/01/2018 to 12/31/2018	$16.03277	$14.12398	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.65300	$8.05621	0
01/01/2010 to 12/31/2010	$8.05621	$8.85139	0
01/01/2011 to 12/31/2011	$8.85139	$8.57156	0
01/01/2012 to 12/31/2012	$8.57156	$9.77604	0
01/01/2013 to 12/31/2013	$9.77604	$13.01914	0
01/01/2014 to 12/31/2014	$13.01914	$13.78727	0
01/01/2015 to 12/31/2015	$13.78727	$14.40170	0
01/01/2016 to 12/31/2016	$14.40170	$14.29836	0
01/01/2017 to 12/31/2017	$14.29836	$18.20742	0
01/01/2018 to 12/31/2018	$18.20742	$18.11530	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99785	$10.16071	0
01/01/2013 to 12/31/2013	$10.16071	$13.31338	0
01/01/2014 to 12/31/2014	$13.31338	$14.29431	0
01/01/2015 to 12/31/2015	$14.29431	$13.82403	0
01/01/2016 to 12/31/2016	$13.82403	$15.27825	0
01/01/2017 to 12/31/2017	$15.27825	$17.46535	0
01/01/2018 to 12/31/2018	$17.46535	$15.28447	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.61636	$7.69492	0
01/01/2010 to 12/31/2010	$7.69492	$9.25294	0
01/01/2011 to 12/31/2011	$9.25294	$8.79013	0
01/01/2012 to 12/31/2012	$8.79013	$10.02916	0
01/01/2013 to 12/31/2013	$10.02916	$13.87423	0
01/01/2014 to 12/31/2014	$13.87423	$15.44155	0
01/01/2015 to 12/31/2015	$15.44155	$14.19434	0
01/01/2016 to 12/31/2016	$14.19434	$16.34916	0
01/01/2017 to 12/31/2017	$16.34916	$18.12396	0
01/01/2018 to 12/31/2018	$18.12396	$14.74997	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99785	$10.25704	0
01/01/2013 to 12/31/2013	$10.25704	$11.88191	0
01/01/2014 to 12/31/2014	$11.88191	$12.16950	0
01/01/2015 to 12/31/2015	$12.16950	$11.70766	0
01/01/2016 to 12/31/2016	$11.70766	$11.89861	0
01/01/2017 to 12/31/2017	$11.89861	$13.50367	0
01/01/2018 to 12/31/2018	$13.50367	$12.06420	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.54975	$9.00221	0
01/01/2010 to 12/31/2010	$9.00221	$10.72269	0
01/01/2011 to 12/31/2011	$10.72269	$8.32826	0
01/01/2012 to 12/31/2012	$8.32826	$9.56710	0
01/01/2013 to 12/31/2013	$9.56710	$9.34047	0
01/01/2014 to 12/31/2014	$9.34047	$8.67280	0
01/01/2015 to 12/31/2015	$8.67280	$7.03526	0
01/01/2016 to 12/31/2016	$7.03526	$7.70104	0
01/01/2017 to 12/31/2017	$7.70104	$9.48147	0
01/01/2018 to 12/31/2018	$9.48147	$7.93770	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.19769	$9.58602	0
01/01/2010 to 12/31/2010	$9.58602	$10.32544	0
01/01/2011 to 12/31/2011	$10.32544	$10.15917	0
01/01/2012 to 12/31/2012	$10.15917	$10.92260	0
01/01/2013 to 12/31/2013	$10.92260	$11.62041	0
01/01/2014 to 12/31/2014	$11.62041	$11.97373	0
01/01/2015 to 12/31/2015	$11.97373	$11.68088	0
01/01/2016 to 12/31/2016	$11.68088	$12.00830	0
01/01/2017 to 12/31/2017	$12.00830	$12.88381	0
01/01/2018 to 12/31/2018	$12.88381	$12.19255	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01777	$10.05406	0
01/01/2012 to 12/31/2012	$10.05406	$10.49001	0
01/01/2013 to 12/31/2013	$10.49001	$9.98238	0
01/01/2014 to 12/31/2014	$9.98238	$10.31375	0
01/01/2015 to 12/31/2015	$10.31375	$10.02020	0
01/01/2016 to 12/31/2016	$10.02020	$10.17258	0
01/01/2017 to 12/31/2017	$10.17258	$10.47228	0
01/01/2018 to 12/31/2018	$10.47228	$10.11701	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.07699	$7.45766	0
01/01/2010 to 12/31/2010	$7.45766	$8.64667	0
01/01/2011 to 12/31/2011	$8.64667	$7.89993	0
01/01/2012 to 12/31/2012	$7.89993	$8.68963	0
01/01/2013 to 12/31/2013	$8.68963	$9.90626	0
01/01/2014 to 12/31/2014	$9.90626	$10.53777	0
01/01/2015 to 12/31/2015	$10.53777	$10.20250	0
01/01/2016 to 12/31/2016	$10.20250	$10.94265	0
01/01/2017 to 12/31/2017	$10.94265	$12.37657	0
01/01/2018 to 12/31/2018	$12.37657	$11.13915	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99785	$11.60109	0
01/01/2014 to 12/31/2014	$11.60109	$13.02373	0
01/01/2015 to 12/31/2015	$13.02373	$12.88282	0
01/01/2016 to 12/31/2016	$12.88282	$13.91299	0
01/01/2017 to 12/31/2017	$13.91299	$16.45658	0
01/01/2018 to 12/31/2018	$16.45658	$14.88251	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.79630	$6.87855	0
01/01/2010 to 12/31/2010	$6.87855	$7.70934	0
01/01/2011 to 12/31/2011	$7.70934	$7.77001	0
01/01/2012 to 12/31/2012	$7.77001	$8.99210	0
01/01/2013 to 12/31/2013	$8.99210	$11.60022	0
01/01/2014 to 12/31/2014	$11.60022	$13.24552	0
01/01/2015 to 12/31/2015	$13.24552	$13.30035	0
01/01/2016 to 12/31/2016	$13.30035	$14.88102	0
01/01/2017 to 12/31/2017	$14.88102	$17.72324	0
01/01/2018 to 12/31/2018	$17.72324	$15.84404	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99785	$8.84296	0
01/01/2012 to 12/31/2012	$8.84296	$9.74734	0
01/01/2013 to 12/31/2013	$9.74734	$11.62213	0
01/01/2014 to 12/31/2014	$11.62213	$12.05767	0
01/01/2015 to 12/31/2015	$12.05767	$11.76359	0
01/01/2016 to 12/31/2016	$11.76359	$12.18468	0
01/01/2017 to 12/31/2017	$12.18468	$14.02984	0
01/01/2018 to 12/31/2018	$14.02984	$12.77306	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.29978	$8.77415	10,688
01/01/2010 to 12/31/2010	$8.77415	$9.56618	10,684
01/01/2011 to 12/31/2011	$9.56618	$9.14996	10,680
01/01/2012 to 12/31/2012	$9.14996	$9.82943	10,680
01/01/2013 to 12/31/2013	$9.82943	$10.76646	10,680
01/01/2014 to 12/31/2014	$10.76646	$11.02711	10,680
01/01/2015 to 12/31/2015	$11.02711	$10.72417	10,680
01/01/2016 to 12/31/2016	$10.72417	$10.95059	10,680
01/01/2017 to 12/31/2017	$10.95059	$12.40012	10,680
01/01/2018 to 12/31/2018	$12.40012	$11.12327	10,711
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.54052	$7.16012	0
01/01/2010 to 12/31/2010	$7.16012	$9.24532	0
01/01/2011 to 12/31/2011	$9.24532	$7.82562	0
01/01/2012 to 12/31/2012	$7.82562	$9.15309	0
01/01/2013 to 12/31/2013	$9.15309	$12.55559	0
01/01/2014 to 12/31/2014	$12.55559	$12.83532	0
01/01/2015 to 12/31/2015	$12.83532	$12.67029	0
01/01/2016 to 12/31/2016	$12.67029	$13.29389	0
01/01/2017 to 12/31/2017	$13.29389	$16.53742	0
01/01/2018 to 12/31/2018	$16.53742	$14.36066	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.22505	$8.12028	0
01/01/2010 to 12/31/2010	$8.12028	$10.79123	0
01/01/2011 to 12/31/2011	$10.79123	$10.40983	0
01/01/2012 to 12/31/2012	$10.40983	$11.37491	0
01/01/2013 to 12/31/2013	$11.37491	$14.97851	0
01/01/2014 to 12/31/2014	$14.97851	$15.14842	0
01/01/2015 to 12/31/2015	$15.14842	$14.87268	0
01/01/2016 to 12/31/2016	$14.87268	$16.23888	0
01/01/2017 to 12/31/2017	$16.23888	$19.60376	0
01/01/2018 to 12/31/2018	$19.60376	$17.48921	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.44663	$7.97557	0
01/01/2010 to 12/31/2010	$7.97557	$9.78920	0
01/01/2011 to 12/31/2011	$9.78920	$8.96654	0
01/01/2012 to 12/31/2012	$8.96654	$10.32049	0
01/01/2013 to 12/31/2013	$10.32049	$13.81418	0
01/01/2014 to 12/31/2014	$13.81418	$14.16590	0
01/01/2015 to 12/31/2015	$14.16590	$13.20487	0
01/01/2016 to 12/31/2016	$13.20487	$16.62116	0
01/01/2017 to 12/31/2017	$16.62116	$17.38229	0
01/01/2018 to 12/31/2018	$17.38229	$14.03936	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.33102	$8.86541	0
01/01/2010 to 12/31/2010	$8.86541	$9.63253	0
01/01/2011 to 12/31/2011	$9.63253	$9.57012	0
01/01/2012 to 12/31/2012	$9.57012	$10.58044	0
01/01/2013 to 12/31/2013	$10.58044	$12.04199	0
01/01/2014 to 12/31/2014	$12.04199	$12.42041	0
01/01/2015 to 12/31/2015	$12.42041	$12.10441	0
01/01/2016 to 12/31/2016	$12.10441	$12.68181	0
01/01/2017 to 12/31/2017	$12.68181	$14.25833	0
01/01/2018 to 12/31/2018	$14.25833	$13.14787	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.81092	$8.68196	0
01/01/2010 to 12/31/2010	$8.68196	$9.79485	0
01/01/2011 to 12/31/2011	$9.79485	$9.38028	0
01/01/2012 to 12/31/2012	$9.38028	$10.74403	0
01/01/2013 to 12/31/2013	$10.74403	$15.07441	0
01/01/2014 to 12/31/2014	$15.07441	$15.91019	0
01/01/2015 to 12/31/2015	$15.91019	$16.98423	0
01/01/2016 to 12/31/2016	$16.98423	$16.99258	0
01/01/2017 to 12/31/2017	$16.99258	$22.82651	0
01/01/2018 to 12/31/2018	$22.82651	$23.09278	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.96968	$6.87719	0
01/01/2010 to 12/31/2010	$6.87719	$7.53304	0
01/01/2011 to 12/31/2011	$7.53304	$7.30240	0
01/01/2012 to 12/31/2012	$7.30240	$8.06654	0
01/01/2013 to 12/31/2013	$8.06654	$10.57922	0
01/01/2014 to 12/31/2014	$10.57922	$10.46621	0
01/01/2015 to 12/31/2015	$10.46621	$9.57737	0
01/01/2016 to 12/31/2016	$9.57737	$9.90208	0
01/01/2017 to 12/31/2017	$9.90208	$11.24355	0
01/01/2018 to 12/31/2018	$11.24355	$9.88779	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.64823	$8.21749	0
01/01/2010 to 12/31/2010	$8.21749	$9.64249	0
01/01/2011 to 12/31/2011	$9.64249	$7.99215	0
01/01/2012 to 12/31/2012	$7.99215	$8.06662	0
01/01/2013 to 12/31/2013	$8.06662	$9.06671	0
01/01/2014 to 12/31/2014	$9.06671	$8.09374	0
01/01/2015 to 12/31/2015	$8.09374	$6.36632	0
01/01/2016 to 12/31/2016	$6.36632	$7.72878	0
01/01/2017 to 12/31/2017	$7.72878	$8.30547	0
01/01/2018 to 12/31/2018	$8.30547	$6.74227	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.04432	$10.97008	0
01/01/2010 to 12/31/2010	$10.97008	$11.30022	0
01/01/2011 to 12/31/2011	$11.30022	$11.46256	0
01/01/2012 to 12/31/2012	$11.46256	$11.74917	0
01/01/2013 to 12/31/2013	$11.74917	$11.01578	0
01/01/2014 to 12/31/2014	$11.01578	$10.79078	0
01/01/2015 to 12/31/2015	$10.79078	$10.02629	0
01/01/2016 to 12/31/2016	$10.02629	$10.19340	0
01/01/2017 to 12/31/2017	$10.19340	$10.13316	0
01/01/2018 to 12/31/2018	$10.13316	$10.06706	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.85314	$7.91892	0
01/01/2010 to 12/31/2010	$7.91892	$9.53557	0
01/01/2011 to 12/31/2011	$9.53557	$8.96881	0
01/01/2012 to 12/31/2012	$8.96881	$10.34497	0
01/01/2013 to 12/31/2013	$10.34497	$13.34433	0
01/01/2014 to 12/31/2014	$13.34433	$14.94528	0
01/01/2015 to 12/31/2015	$14.94528	$13.59669	0
01/01/2016 to 12/31/2016	$13.59669	$15.09979	0
01/01/2017 to 12/31/2017	$15.09979	$17.43646	0
01/01/2018 to 12/31/2018	$17.43646	$14.17636	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.79594	$7.25131	0
01/01/2010 to 12/31/2010	$7.25131	$8.09781	0
01/01/2011 to 12/31/2011	$8.09781	$7.61612	0
01/01/2012 to 12/31/2012	$7.61612	$8.23558	0
01/01/2013 to 12/31/2013	$8.23558	$9.66764	0
01/01/2014 to 12/31/2014	$9.66764	$9.93604	0
01/01/2015 to 12/31/2015	$9.93604	$9.61790	0
01/01/2016 to 12/31/2016	$9.61790	$9.98116	0
01/01/2017 to 12/31/2017	$9.98116	$11.04562	0
01/01/2018 to 12/31/2018	$11.04562	$10.22076	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.20429	$10.00912	0
01/01/2010 to 12/31/2010	$10.00912	$10.51072	0
01/01/2011 to 12/31/2011	$10.51072	$10.85635	0
01/01/2012 to 12/31/2012	$10.85635	$11.40572	0
01/01/2013 to 12/31/2013	$11.40572	$10.94492	0
01/01/2014 to 12/31/2014	$10.94492	$11.42931	0
01/01/2015 to 12/31/2015	$11.42931	$11.27145	0
01/01/2016 to 12/31/2016	$11.27145	$11.54619	0
01/01/2017 to 12/31/2017	$11.54619	$11.95798	0
01/01/2018 to 12/31/2018	$11.95798	$11.38345	0
*Denotes the start date of these sub-accounts

ALLSTATE RETIREMENT ACCESS X SERIES
Allstate Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.06233	$8.69541	0
01/01/2010 to 12/31/2010	$8.69541	$9.63917	0
01/01/2011 to 12/31/2011	$9.63917	$9.29000	0
01/01/2012 to 12/31/2012	$9.29000	$10.35371	0
01/01/2013 to 12/31/2013	$10.35371	$11.27353	0
01/01/2014 to 12/31/2014	$11.27353	$11.58790	0
01/01/2015 to 12/31/2015	$11.58790	$11.10364	0
01/01/2016 to 12/31/2016	$11.10364	$11.69030	0
01/01/2017 to 12/31/2017	$11.69030	$13.03123	0
01/01/2018 to 12/31/2018	$13.03123	$11.85175	0
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.30766	$9.13083	0
01/01/2010 to 12/31/2010	$9.13083	$10.27926	0
01/01/2011 to 12/31/2011	$10.27926	$10.18886	0
01/01/2012 to 12/31/2012	$10.18886	$11.46461	0
01/01/2013 to 12/31/2013	$11.46461	$13.23021	0
01/01/2014 to 12/31/2014	$13.23021	$13.89916	0
01/01/2015 to 12/31/2015	$13.89916	$13.87191	0
01/01/2016 to 12/31/2016	$13.87191	$14.71057	0
01/01/2017 to 12/31/2017	$14.71057	$17.03035	0
01/01/2018 to 12/31/2018	$17.03035	$15.86820	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.39401	$9.02623	0
01/01/2010 to 12/31/2010	$9.02623	$10.03717	0
01/01/2011 to 12/31/2011	$10.03717	$9.81707	0
01/01/2012 to 12/31/2012	$9.81707	$10.93220	2,014
01/01/2013 to 12/31/2013	$10.93220	$12.73391	1,967
01/01/2014 to 12/31/2014	$12.73391	$13.42992	1,918
01/01/2015 to 12/31/2015	$13.42992	$13.36010	1,868
01/01/2016 to 12/31/2016	$13.36010	$14.06093	915
01/01/2017 to 12/31/2017	$14.06093	$15.99694	893
01/01/2018 to 12/31/2018	$15.99694	$15.05604	869
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20818	0
01/01/2012 to 12/31/2012	$9.20818	$10.20139	0
01/01/2013 to 12/31/2013	$10.20139	$11.19641	0
01/01/2014 to 12/31/2014	$11.19641	$11.62806	0
01/01/2015 to 12/31/2015	$11.62806	$11.16734	0
01/01/2016 to 12/31/2016	$11.16734	$11.82635	0
01/01/2017 to 12/31/2017	$11.82635	$13.18619	0
01/01/2018 to 12/31/2018	$13.18619	$12.36560	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.38622	$11.33515	0
01/01/2010 to 12/31/2010	$11.33515	$11.66042	0
01/01/2011 to 12/31/2011	$11.66042	$11.80444	0
01/01/2012 to 12/31/2012	$11.80444	$12.23617	542
01/01/2013 to 12/31/2013	$12.23617	$11.85149	522
01/01/2014 to 12/31/2014	$11.85149	$11.72297	501
01/01/2015 to 12/31/2015	$11.72297	$11.66298	477
01/01/2016 to 12/31/2016	$11.66298	$11.73651	449
01/01/2017 to 12/31/2017	$11.73651	$11.81881	424
01/01/2018 to 12/31/2018	$11.81881	$11.78832	402
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.29238	$11.87444	0
01/01/2010 to 12/31/2010	$11.87444	$12.66421	0
01/01/2011 to 12/31/2011	$12.66421	$12.93721	0
01/01/2012 to 12/31/2012	$12.93721	$14.00298	965
01/01/2013 to 12/31/2013	$14.00298	$13.60948	930
01/01/2014 to 12/31/2014	$13.60948	$14.04469	892
01/01/2015 to 12/31/2015	$14.04469	$13.61232	849
01/01/2016 to 12/31/2016	$13.61232	$14.04741	799
01/01/2017 to 12/31/2017	$14.04741	$14.51510	755
01/01/2018 to 12/31/2018	$14.51510	$14.27548	715
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$6.73091	$8.35219	0
01/01/2010 to 12/31/2010	$8.35219	$9.37535	0
01/01/2011 to 12/31/2011	$9.37535	$9.05722	0
01/01/2012 to 12/31/2012	$9.05722	$10.19799	0
01/01/2013 to 12/31/2013	$10.19799	$12.38687	0
01/01/2014 to 12/31/2014	$12.38687	$13.12196	0
01/01/2015 to 12/31/2015	$13.12196	$13.06104	0
01/01/2016 to 12/31/2016	$13.06104	$13.81574	0
01/01/2017 to 12/31/2017	$13.81574	$16.12618	0
01/01/2018 to 12/31/2018	$16.12618	$14.97270	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$6.04131	$7.89121	0
01/01/2010 to 12/31/2010	$7.89121	$10.05465	0
01/01/2011 to 12/31/2011	$10.05465	$10.61116	0
01/01/2012 to 12/31/2012	$10.61116	$12.11837	0
01/01/2013 to 12/31/2013	$12.11837	$12.37411	0
01/01/2014 to 12/31/2014	$12.37411	$16.03873	0
01/01/2015 to 12/31/2015	$16.03873	$16.64898	0
01/01/2016 to 12/31/2016	$16.64898	$17.27784	0
01/01/2017 to 12/31/2017	$17.27784	$18.17535	0
01/01/2018 to 12/31/2018	$18.17535	$17.13877	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$6.78372	$8.31836	0
01/01/2010 to 12/31/2010	$8.31836	$9.41877	0
01/01/2011 to 12/31/2011	$9.41877	$9.18514	0
01/01/2012 to 12/31/2012	$9.18514	$10.06114	0
01/01/2013 to 12/31/2013	$10.06114	$11.43184	0
01/01/2014 to 12/31/2014	$11.43184	$11.67528	0
01/01/2015 to 12/31/2015	$11.67528	$11.67408	0
01/01/2016 to 12/31/2016	$11.67408	$12.05017	0
01/01/2017 to 12/31/2017	$12.05017	$13.89623	0
01/01/2018 to 12/31/2018	$13.89623	$12.69222	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13222	$8.20258	0
01/01/2010 to 12/31/2010	$8.20258	$9.76157	0
01/01/2011 to 12/31/2011	$9.76157	$9.17783	0
01/01/2012 to 12/31/2012	$9.17783	$11.52239	0
01/01/2013 to 12/31/2013	$11.52239	$11.90417	0
01/01/2014 to 12/31/2014	$11.90417	$13.42714	0
01/01/2015 to 12/31/2015	$13.42714	$13.28212	0
01/01/2016 to 12/31/2016	$13.28212	$13.26824	0
01/01/2017 to 12/31/2017	$13.26824	$14.56717	0
01/01/2018 to 12/31/2018	$14.56717	$13.74272	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.01128	$7.09375	0
01/01/2010 to 12/31/2010	$7.09375	$7.92848	0
01/01/2011 to 12/31/2011	$7.92848	$7.41671	0
01/01/2012 to 12/31/2012	$7.41671	$8.78731	0
01/01/2013 to 12/31/2013	$8.78731	$11.61844	0
01/01/2014 to 12/31/2014	$11.61844	$13.01384	0
01/01/2015 to 12/31/2015	$13.01384	$12.28940	1,217
01/01/2016 to 12/31/2016	$12.28940	$13.57206	1,146
01/01/2017 to 12/31/2017	$13.57206	$14.74759	1,083
01/01/2018 to 12/31/2018	$14.74759	$13.35561	1,026
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.12993	$9.53431	0
01/01/2010 to 12/31/2010	$9.53431	$11.31119	0
01/01/2011 to 12/31/2011	$11.31119	$10.86569	0
01/01/2012 to 12/31/2012	$10.86569	$12.86796	0
01/01/2013 to 12/31/2013	$12.86796	$16.84165	0
01/01/2014 to 12/31/2014	$16.84165	$18.59680	0
01/01/2015 to 12/31/2015	$18.59680	$17.36566	480
01/01/2016 to 12/31/2016	$17.36566	$17.47655	452
01/01/2017 to 12/31/2017	$17.47655	$21.99132	428
01/01/2018 to 12/31/2018	$21.99132	$20.82531	405
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.64996	$9.34522	0
01/01/2010 to 12/31/2010	$9.34522	$10.32576	0
01/01/2011 to 12/31/2011	$10.32576	$10.17163	0
01/01/2012 to 12/31/2012	$10.17163	$11.09083	0
01/01/2013 to 12/31/2013	$11.09083	$12.05929	0
01/01/2014 to 12/31/2014	$12.05929	$12.42224	0
01/01/2015 to 12/31/2015	$12.42224	$12.18725	0
01/01/2016 to 12/31/2016	$12.18725	$12.70079	0
01/01/2017 to 12/31/2017	$12.70079	$14.11975	0
01/01/2018 to 12/31/2018	$14.11975	$12.99248	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.66278	$9.62363	0
01/01/2010 to 12/31/2010	$9.62363	$12.07850	0
01/01/2011 to 12/31/2011	$12.07850	$12.11458	0
01/01/2012 to 12/31/2012	$12.11458	$13.87633	0
01/01/2013 to 12/31/2013	$13.87633	$19.07123	0
01/01/2014 to 12/31/2014	$19.07123	$20.24132	0
01/01/2015 to 12/31/2015	$20.24132	$18.93956	0
01/01/2016 to 12/31/2016	$18.93956	$23.31100	0
01/01/2017 to 12/31/2017	$23.31100	$25.89342	0
01/01/2018 to 12/31/2018	$25.89342	$22.02987	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.31135	$10.23406	0
01/01/2010 to 12/31/2010	$10.23406	$10.13528	0
01/01/2011 to 12/31/2011	$10.13528	$10.03704	0
01/01/2012 to 12/31/2012	$10.03704	$9.93815	0
01/01/2013 to 12/31/2013	$9.93815	$9.83960	4,403
01/01/2014 to 12/31/2014	$9.83960	$9.74155	4,281
01/01/2015 to 12/31/2015	$9.74155	$9.64521	4,159
01/01/2016 to 12/31/2016	$9.64521	$9.55010	0
01/01/2017 to 12/31/2017	$9.55010	$9.48783	0
01/01/2018 to 12/31/2018	$9.48783	$9.51535	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.78172	$10.44365	0
01/01/2010 to 12/31/2010	$10.44365	$11.73590	0
01/01/2011 to 12/31/2011	$11.73590	$11.98834	0
01/01/2012 to 12/31/2012	$11.98834	$13.51627	509
01/01/2013 to 12/31/2013	$13.51627	$14.34312	490
01/01/2014 to 12/31/2014	$14.34312	$14.56415	470
01/01/2015 to 12/31/2015	$14.56415	$13.90586	447
01/01/2016 to 12/31/2016	$13.90586	$15.88788	421
01/01/2017 to 12/31/2017	$15.88788	$16.90605	398
01/01/2018 to 12/31/2018	$16.90605	$16.40509	377
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.55478	$6.56849	0
01/01/2010 to 12/31/2010	$6.56849	$7.35911	0
01/01/2011 to 12/31/2011	$7.35911	$6.98136	0
01/01/2012 to 12/31/2012	$6.98136	$8.07941	0
01/01/2013 to 12/31/2013	$8.07941	$11.18795	0
01/01/2014 to 12/31/2014	$11.18795	$12.59974	0
01/01/2015 to 12/31/2015	$12.59974	$11.49723	0
01/01/2016 to 12/31/2016	$11.49723	$13.64717	0
01/01/2017 to 12/31/2017	$13.64717	$16.10553	0
01/01/2018 to 12/31/2018	$16.10553	$13.68843	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$5.47103	$7.32822	0
01/01/2010 to 12/31/2010	$7.32822	$8.30739	0
01/01/2011 to 12/31/2011	$8.30739	$7.16210	0
01/01/2012 to 12/31/2012	$7.16210	$8.53521	0
01/01/2013 to 12/31/2013	$8.53521	$10.06097	0
01/01/2014 to 12/31/2014	$10.06097	$9.41093	0
01/01/2015 to 12/31/2015	$9.41093	$9.61102	0
01/01/2016 to 12/31/2016	$9.61102	$9.15633	0
01/01/2017 to 12/31/2017	$9.15633	$12.27745	0
01/01/2018 to 12/31/2018	$12.27745	$10.53479	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.82357	$7.52432	0
01/01/2010 to 12/31/2010	$7.52432	$8.27530	0
01/01/2011 to 12/31/2011	$8.27530	$7.16520	0
01/01/2012 to 12/31/2012	$7.16520	$8.27710	0
01/01/2013 to 12/31/2013	$8.27710	$9.79035	0
01/01/2014 to 12/31/2014	$9.79035	$9.04352	0
01/01/2015 to 12/31/2015	$9.04352	$9.02712	0
01/01/2016 to 12/31/2016	$9.02712	$8.98957	0
01/01/2017 to 12/31/2017	$8.98957	$10.93114	0
01/01/2018 to 12/31/2018	$10.93114	$9.07585	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$7.17177	$8.99415	0
01/01/2010 to 12/31/2010	$8.99415	$10.13540	0
01/01/2011 to 12/31/2011	$10.13540	$9.97792	0
01/01/2012 to 12/31/2012	$9.97792	$11.22089	0
01/01/2013 to 12/31/2013	$11.22089	$12.91843	0
01/01/2014 to 12/31/2014	$12.91843	$13.60431	0
01/01/2015 to 12/31/2015	$13.60431	$13.32843	0
01/01/2016 to 12/31/2016	$13.32843	$13.88497	0
01/01/2017 to 12/31/2017	$13.88497	$16.07848	0
01/01/2018 to 12/31/2018	$16.07848	$14.74470	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.02093	$8.10028	0
01/01/2010 to 12/31/2010	$8.10028	$8.59495	0
01/01/2011 to 12/31/2011	$8.59495	$7.73126	0
01/01/2012 to 12/31/2012	$7.73126	$9.33163	0
01/01/2013 to 12/31/2013	$9.33163	$10.65831	0
01/01/2014 to 12/31/2014	$10.65831	$9.88093	0
01/01/2015 to 12/31/2015	$9.88093	$9.50961	0
01/01/2016 to 12/31/2016	$9.50961	$9.59745	0
01/01/2017 to 12/31/2017	$9.59745	$12.31830	0
01/01/2018 to 12/31/2018	$12.31830	$10.06516	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.92991	$9.58003	0
01/01/2010 to 12/31/2010	$9.58003	$10.17927	0
01/01/2011 to 12/31/2011	$10.17927	$10.10188	0
01/01/2012 to 12/31/2012	$10.10188	$11.07377	0
01/01/2013 to 12/31/2013	$11.07377	$12.17359	0
01/01/2014 to 12/31/2014	$12.17359	$12.70957	0
01/01/2015 to 12/31/2015	$12.70957	$12.56064	0
01/01/2016 to 12/31/2016	$12.56064	$12.91360	0
01/01/2017 to 12/31/2017	$12.91360	$14.33830	0
01/01/2018 to 12/31/2018	$14.33830	$13.46767	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29960	0
01/01/2010 to 12/31/2010	$10.29960	$11.35152	0
01/01/2011 to 12/31/2011	$11.35152	$11.31352	0
01/01/2012 to 12/31/2012	$11.31352	$12.90238	0
01/01/2013 to 12/31/2013	$12.90238	$17.43633	0
01/01/2014 to 12/31/2014	$17.43633	$18.90413	0
01/01/2015 to 12/31/2015	$18.90413	$20.70704	0
01/01/2016 to 12/31/2016	$20.70704	$20.20184	0
01/01/2017 to 12/31/2017	$20.20184	$27.16858	0
01/01/2018 to 12/31/2018	$27.16858	$26.46448	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.05687	$7.78148	0
01/01/2010 to 12/31/2010	$7.78148	$9.22606	0
01/01/2011 to 12/31/2011	$9.22606	$9.05121	0
01/01/2012 to 12/31/2012	$9.05121	$10.06059	2,620
01/01/2013 to 12/31/2013	$10.06059	$13.60762	2,525
01/01/2014 to 12/31/2014	$13.60762	$14.89946	2,424
01/01/2015 to 12/31/2015	$14.89946	$16.23745	2,305
01/01/2016 to 12/31/2016	$16.23745	$16.97316	2,170
01/01/2017 to 12/31/2017	$16.97316	$22.34914	2,051
01/01/2018 to 12/31/2018	$22.34914	$21.53162	1,943

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$6.83847	$8.90397	0
01/01/2010 to 12/31/2010	$8.90397	$9.87764	0
01/01/2011 to 12/31/2011	$9.87764	$9.47345	0
01/01/2012 to 12/31/2012	$9.47345	$11.54417	1,235
01/01/2013 to 12/31/2013	$11.54417	$14.58808	1,190
01/01/2014 to 12/31/2014	$14.58808	$14.96782	1,142
01/01/2015 to 12/31/2015	$14.96782	$14.60232	1,086
01/01/2016 to 12/31/2016	$14.60232	$15.48594	1,023
01/01/2017 to 12/31/2017	$15.48594	$18.98800	966
01/01/2018 to 12/31/2018	$18.98800	$17.00302	915
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.80925	$8.38024	0
01/01/2010 to 12/31/2010	$8.38024	$9.35785	0
01/01/2011 to 12/31/2011	$9.35785	$9.21009	0
01/01/2012 to 12/31/2012	$9.21009	$10.67659	0
01/01/2013 to 12/31/2013	$10.67659	$14.45083	0
01/01/2014 to 12/31/2014	$14.45083	$15.55383	0
01/01/2015 to 12/31/2015	$15.55383	$16.51288	0
01/01/2016 to 12/31/2016	$16.51288	$16.66193	0
01/01/2017 to 12/31/2017	$16.66193	$21.56293	0
01/01/2018 to 12/31/2018	$21.56293	$21.80707	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.74837	$8.00467	0
01/01/2010 to 12/31/2010	$8.00467	$9.78262	0
01/01/2011 to 12/31/2011	$9.78262	$9.44504	0
01/01/2012 to 12/31/2012	$9.44504	$10.95306	0
01/01/2013 to 12/31/2013	$10.95306	$15.39995	0
01/01/2014 to 12/31/2014	$15.39995	$17.42000	0
01/01/2015 to 12/31/2015	$17.42000	$16.27514	0
01/01/2016 to 12/31/2016	$16.27514	$19.05154	0
01/01/2017 to 12/31/2017	$19.05154	$21.46410	0
01/01/2018 to 12/31/2018	$21.46410	$17.75603	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37049	0
01/01/2013 to 12/31/2013	$10.37049	$12.20975	0
01/01/2014 to 12/31/2014	$12.20975	$12.70997	0
01/01/2015 to 12/31/2015	$12.70997	$12.42774	0
01/01/2016 to 12/31/2016	$12.42774	$12.83654	0
01/01/2017 to 12/31/2017	$12.83654	$14.80561	0
01/01/2018 to 12/31/2018	$14.80561	$13.44509	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59093	$9.21740	0
01/01/2010 to 12/31/2010	$9.21740	$11.15837	0
01/01/2011 to 12/31/2011	$11.15837	$8.80833	0
01/01/2012 to 12/31/2012	$8.80833	$10.28460	0
01/01/2013 to 12/31/2013	$10.28460	$10.20534	0
01/01/2014 to 12/31/2014	$10.20534	$9.63101	0
01/01/2015 to 12/31/2015	$9.63101	$7.94056	0
01/01/2016 to 12/31/2016	$7.94056	$8.83383	0
01/01/2017 to 12/31/2017	$8.83383	$11.05348	0
01/01/2018 to 12/31/2018	$11.05348	$9.40611	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.39002	$9.97136	0
01/01/2010 to 12/31/2010	$9.97136	$10.91616	0
01/01/2011 to 12/31/2011	$10.91616	$10.91559	0
01/01/2012 to 12/31/2012	$10.91559	$11.92853	0
01/01/2013 to 12/31/2013	$11.92853	$12.89825	0
01/01/2014 to 12/31/2014	$12.89825	$13.50786	0
01/01/2015 to 12/31/2015	$13.50786	$13.39314	0
01/01/2016 to 12/31/2016	$13.39314	$13.99335	0
01/01/2017 to 12/31/2017	$13.99335	$15.25840	0
01/01/2018 to 12/31/2018	$15.25840	$14.67731	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.21978	$7.75771	0
01/01/2010 to 12/31/2010	$7.75771	$9.14160	0
01/01/2011 to 12/31/2011	$9.14160	$8.48864	0
01/01/2012 to 12/31/2012	$8.48864	$9.49030	0
01/01/2013 to 12/31/2013	$9.49030	$10.99595	0
01/01/2014 to 12/31/2014	$10.99595	$11.88827	0
01/01/2015 to 12/31/2015	$11.88827	$11.69832	0
01/01/2016 to 12/31/2016	$11.69832	$12.75165	0
01/01/2017 to 12/31/2017	$12.75165	$14.65773	0
01/01/2018 to 12/31/2018	$14.65773	$13.40934	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.93256	$7.15556	0
01/01/2010 to 12/31/2010	$7.15556	$8.15084	0
01/01/2011 to 12/31/2011	$8.15084	$8.34914	0
01/01/2012 to 12/31/2012	$8.34914	$9.82079	1,356
01/01/2013 to 12/31/2013	$9.82079	$12.87657	1,306
01/01/2014 to 12/31/2014	$12.87657	$14.94345	1,254
01/01/2015 to 12/31/2015	$14.94345	$15.25074	1,193
01/01/2016 to 12/31/2016	$15.25074	$17.34135	1,123
01/01/2017 to 12/31/2017	$17.34135	$20.99009	1,061
01/01/2018 to 12/31/2018	$20.99009	$19.07337	1,005
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93982	0
01/01/2012 to 12/31/2012	$8.93982	$10.01581	0
01/01/2013 to 12/31/2013	$10.01581	$12.13764	0
01/01/2014 to 12/31/2014	$12.13764	$12.79853	0
01/01/2015 to 12/31/2015	$12.79853	$12.69072	0
01/01/2016 to 12/31/2016	$12.69072	$13.35951	0
01/01/2017 to 12/31/2017	$13.35951	$15.63333	0
01/01/2018 to 12/31/2018	$15.63333	$14.46726	0
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.37967	$9.01533	0
01/01/2010 to 12/31/2010	$9.01533	$9.98978	0
01/01/2011 to 12/31/2011	$9.98978	$9.71116	0
01/01/2012 to 12/31/2012	$9.71116	$10.60349	0
01/01/2013 to 12/31/2013	$10.60349	$11.80430	0
01/01/2014 to 12/31/2014	$11.80430	$12.28796	0
01/01/2015 to 12/31/2015	$12.28796	$12.14592	0
01/01/2016 to 12/31/2016	$12.14592	$12.60473	0
01/01/2017 to 12/31/2017	$12.60473	$14.50584	0
01/01/2018 to 12/31/2018	$14.50584	$13.22638	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$5.67083	$7.44861	0
01/01/2010 to 12/31/2010	$7.44861	$9.77487	0
01/01/2011 to 12/31/2011	$9.77487	$8.40907	0
01/01/2012 to 12/31/2012	$8.40907	$9.99692	677
01/01/2013 to 12/31/2013	$9.99692	$13.93722	652
01/01/2014 to 12/31/2014	$13.93722	$14.48082	626
01/01/2015 to 12/31/2015	$14.48082	$14.52868	595
01/01/2016 to 12/31/2016	$14.52868	$15.49229	561
01/01/2017 to 12/31/2017	$15.49229	$19.58641	530
01/01/2018 to 12/31/2018	$19.58641	$17.28850	502
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.37126	$8.44705	0
01/01/2010 to 12/31/2010	$8.44705	$11.40898	0
01/01/2011 to 12/31/2011	$11.40898	$11.18536	0
01/01/2012 to 12/31/2012	$11.18536	$12.42285	0
01/01/2013 to 12/31/2013	$12.42285	$16.62589	0
01/01/2014 to 12/31/2014	$16.62589	$17.08980	0
01/01/2015 to 12/31/2015	$17.08980	$17.05336	0
01/01/2016 to 12/31/2016	$17.05336	$18.92360	0
01/01/2017 to 12/31/2017	$18.92360	$23.21734	0
01/01/2018 to 12/31/2018	$23.21734	$21.05426	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.59820	$8.29667	0
01/01/2010 to 12/31/2010	$8.29667	$10.34967	0
01/01/2011 to 12/31/2011	$10.34967	$9.63469	0
01/01/2012 to 12/31/2012	$9.63469	$11.27156	0
01/01/2013 to 12/31/2013	$11.27156	$15.33358	0
01/01/2014 to 12/31/2014	$15.33358	$15.98137	0
01/01/2015 to 12/31/2015	$15.98137	$15.14097	0
01/01/2016 to 12/31/2016	$15.14097	$19.36896	0
01/01/2017 to 12/31/2017	$19.36896	$20.58638	0
01/01/2018 to 12/31/2018	$20.58638	$16.90110	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.50318	$9.22207	0
01/01/2010 to 12/31/2010	$9.22207	$10.18373	0
01/01/2011 to 12/31/2011	$10.18373	$10.28286	0
01/01/2012 to 12/31/2012	$10.28286	$11.55489	0
01/01/2013 to 12/31/2013	$11.55489	$13.36602	0
01/01/2014 to 12/31/2014	$13.36602	$14.01155	0
01/01/2015 to 12/31/2015	$14.01155	$13.87838	0
01/01/2016 to 12/31/2016	$13.87838	$14.77759	0
01/01/2017 to 12/31/2017	$14.77759	$16.88570	0
01/01/2018 to 12/31/2018	$16.88570	$15.82692	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$5.94755	$9.03144	0
01/01/2010 to 12/31/2010	$9.03144	$10.35562	0
01/01/2011 to 12/31/2011	$10.35562	$10.07921	0
01/01/2012 to 12/31/2012	$10.07921	$11.73379	0
01/01/2013 to 12/31/2013	$11.73379	$16.73225	0
01/01/2014 to 12/31/2014	$16.73225	$17.94889	0
01/01/2015 to 12/31/2015	$17.94889	$19.47403	0
01/01/2016 to 12/31/2016	$19.47403	$19.80156	0
01/01/2017 to 12/31/2017	$19.80156	$27.03339	0
01/01/2018 to 12/31/2018	$27.03339	$27.79882	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.11002	$7.15406	0
01/01/2010 to 12/31/2010	$7.15406	$7.96436	0
01/01/2011 to 12/31/2011	$7.96436	$7.84674	0
01/01/2012 to 12/31/2012	$7.84674	$8.80999	0
01/01/2013 to 12/31/2013	$8.80999	$11.74320	0
01/01/2014 to 12/31/2014	$11.74320	$11.80789	0
01/01/2015 to 12/31/2015	$11.80789	$10.98192	0
01/01/2016 to 12/31/2016	$10.98192	$11.53959	0
01/01/2017 to 12/31/2017	$11.53959	$13.31662	0
01/01/2018 to 12/31/2018	$13.31662	$11.90374	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$5.78102	$8.54834	0
01/01/2010 to 12/31/2010	$8.54834	$10.19480	0
01/01/2011 to 12/31/2011	$10.19480	$8.58803	0
01/01/2012 to 12/31/2012	$8.58803	$8.81034	0
01/01/2013 to 12/31/2013	$8.81034	$10.06464	0
01/01/2014 to 12/31/2014	$10.06464	$9.13172	0
01/01/2015 to 12/31/2015	$9.13172	$7.30054	0
01/01/2016 to 12/31/2016	$7.30054	$9.00748	0
01/01/2017 to 12/31/2017	$9.00748	$9.83753	0
01/01/2018 to 12/31/2018	$9.83753	$8.11754	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.27989	$11.41118	0
01/01/2010 to 12/31/2010	$11.41118	$11.94694	0
01/01/2011 to 12/31/2011	$11.94694	$12.31634	0
01/01/2012 to 12/31/2012	$12.31634	$12.83135	0
01/01/2013 to 12/31/2013	$12.83135	$12.22733	0
01/01/2014 to 12/31/2014	$12.22733	$12.17356	0
01/01/2015 to 12/31/2015	$12.17356	$11.49633	0
01/01/2016 to 12/31/2016	$11.49633	$11.87851	0
01/01/2017 to 12/31/2017	$11.87851	$12.00109	0
01/01/2018 to 12/31/2018	$12.00109	$12.11912	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$5.99070	$8.23780	0
01/01/2010 to 12/31/2010	$8.23780	$10.08157	0
01/01/2011 to 12/31/2011	$10.08157	$9.63721	0
01/01/2012 to 12/31/2012	$9.63721	$11.29828	0
01/01/2013 to 12/31/2013	$11.29828	$14.81231	0
01/01/2014 to 12/31/2014	$14.81231	$16.86076	0
01/01/2015 to 12/31/2015	$16.86076	$15.59050	0
01/01/2016 to 12/31/2016	$15.59050	$17.59652	0
01/01/2017 to 12/31/2017	$17.59652	$20.65085	0
01/01/2018 to 12/31/2018	$20.65085	$17.06635	0
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$5.93223	$7.54334	0
01/01/2010 to 12/31/2010	$7.54334	$8.56170	0
01/01/2011 to 12/31/2011	$8.56170	$8.18395	0
01/01/2012 to 12/31/2012	$8.18395	$8.99466	0
01/01/2013 to 12/31/2013	$8.99466	$10.73141	0
01/01/2014 to 12/31/2014	$10.73141	$11.20985	0
01/01/2015 to 12/31/2015	$11.20985	$11.02850	0
01/01/2016 to 12/31/2016	$11.02850	$11.63185	0
01/01/2017 to 12/31/2017	$11.63185	$13.08227	0
01/01/2018 to 12/31/2018	$13.08227	$12.30461	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37350	$10.35986	0
01/01/2010 to 12/31/2010	$10.35986	$11.05698	0
01/01/2011 to 12/31/2011	$11.05698	$11.60696	0
01/01/2012 to 12/31/2012	$11.60696	$12.39423	1,081
01/01/2013 to 12/31/2013	$12.39423	$12.08818	1,042
01/01/2014 to 12/31/2014	$12.08818	$12.82962	1,000
01/01/2015 to 12/31/2015	$12.82962	$12.85952	951
01/01/2016 to 12/31/2016	$12.85952	$13.38795	895
01/01/2017 to 12/31/2017	$13.38795	$14.09171	846
01/01/2018 to 12/31/2018	$14.09171	$13.63546	1,550
*Denotes the start date of these sub-accounts

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2018 and for
the years ended December 31, 2018 and 2017 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and Contractholders of Allstate Financial Advisors Separate Account I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2018; the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2018, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 29, 2019

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

Allstate Financial Advisors Separate Account I                                                APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Academic Strategies Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Advanced Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST AQR Emerging Markets Equity**	—	—	—	—
AST AQR Large-Cap**	—	—	—	—
AST Balanced Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Global Strategies	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock Low Duration Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST BlackRock/Loomis Sayles Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2018	—	Year Ended December 31, 2018 #	Two Years Ended December 31, 2018 #	Five Years Ended December 31, 2018 #
AST Bond Portfolio 2019	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2020**	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2023	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2024	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from January 2, 2015* to December 31, 2015
AST Bond Portfolio 2027	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from January 4, 2016* to December 31, 2016
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Realty	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Fidelity Institutional AMSM Quantitative	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Global Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Mid-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Goldman Sachs Multi-Asset	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Goldman Sachs Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Hotchkis & Wiley Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Jennison Large-Cap Growth**	—	—	—	—
AST J.P. Morgan Global Thematic	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST J.P. Morgan Strategic Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Loomis Sayles Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Lord Abbett Core Fixed Income	—	Period from January 1, 2018 to September 14, 2018 #	Year ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to September 14, 2018 #
AST MFS Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST MFS Large-Cap Value**	—	—	—	—
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST New Discovery Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Parametric Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Preservation Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST QMA Large-Cap**	—	—	—	—
AST QMA US Equity Alpha	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Quantitative Modeling**	—	—	—	—
AST RCM World Trends	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Small-Cap Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AST Small-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Templeton Global Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Large-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST T. Rowe Price Natural Resources	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST WEDGE Capital Mid-Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Wellington Management Hedged Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AST Western Asset Emerging Markets Debt**	—	—	—	—
Invesco V.I. American Franchise	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Comstock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Franchise II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. American Value II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Comstock II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Core Plus Bond II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Diversified Dividend II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Equity and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Global Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Money Market II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Government Securities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Growth and Income II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. High Yield II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. International Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Managed Volatility II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Core Equity II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Mid Cap Growth II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. S&P 500 Index II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Technology II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Invesco V.I. Value Opportunities II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Large Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Small/Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AB VPS Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
American Century VP Balanced**	—	—	—	—
American Century VP International	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Bond VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Capital Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Core Equity VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS CROCI® International VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Global Small Cap VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
DWS Global Income Builder VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Government Money Market VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
DWS Small Mid Cap Growth VIP (Class A)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Dreyfus Stock Index Fund, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIF Growth & Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Federated Government Money Fund II	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Contrafund	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Two Years Ended December 31 2018 and Period from April 29, 2016* to December 31, 2016
VIP Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP High Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Investment Grade Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Asset Manager Growth (Service Class 2)**	—	—	—	—
VIP Contrafund (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Equity-Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2010 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2020 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom 2030 Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Freedom Income Portfolio (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Government Money Market (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth & Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Growth Opportunities (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Three Years Ended December 31 2018 and Period from April 24, 2015* to December 31, 2015
VIP High Income (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Index 500 (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VIP Investment Grade Bond (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Mid Cap (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIP Overseas (Service Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Flex Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Growth and Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Income VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Large Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Global Discovery VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Mutual Shares VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small Cap Value VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin Small-Mid Cap Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Franklin U.S. Government Securities VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Developing Markets VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Foreign VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Global Bond VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Templeton Growth VIP (Class 2)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT International Equity Insights**	—	—	—	—
VIT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Mid Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Small Cap Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT Strategic Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VIT U.S. Equity Insights	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Forty (Institutional Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Janus Henderson VIT Global Research (Service Shares)**	—	—	—	—
Janus Henderson VIT Overseas (Service Shares)**	—	—	—	—
Lazard Retirement Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ClearBridge Variable Large Cap Value Portfolio I	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Bond-Debenture	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Fundamental Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Growth and Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Mid-Cap Stock	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Growth (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Investors Trust (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS New Discovery Series (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Research (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS Utilities (Service Class)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
MFS High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Core Plus Fixed Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended on December 31, 2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Debt (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Franchise (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Global Infrastructure (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Four Years Ended December 31,2018 and Period from April 25, 2014* to December 31, 2014
Morgan Stanley VIF Global Strategist (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Morgan Stanley VIF Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF Mid Cap Growth (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Morgan Stanley VIF U.S. Real Estate (Class II)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
European Equity (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Income Plus (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Limited Duration (Class Y Shares)	—	Period from January 1, 2018 to October 19, 2018 #	Year Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #	Four Years Ended December 31, 2017 and Period from January 1, 2018 to October 19, 2018 #
Multi Cap Growth (Class Y Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Guardian**	—	—	—	—
AMT Large Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
AMT Mid-Cap Growth**	—	—	—	—
Oppenheimer Capital Appreciation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global Strategic Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Capital Appreciation (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Conservative Balanced (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Discovery Mid Cap Growth (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Global (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Oppenheimer Global Strategic Income (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer International Growth (SS)**	—	—	—	—
Oppenheimer Main Street (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Main Street Small Cap (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Oppenheimer Total Return Bond (SS)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Emerging Markets Bond (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT International Bond (US Dollar-Hedged)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Real Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
PIMCO VIT Total Return (Advisor Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
ProFund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	Year Ended December 31, 2017	Four Years Ended December 31, 2017
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
VT Diversified Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Equity Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT George Putnam Balanced	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Asset Allocation	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018

Allstate Financial Advisors Separate Account I                                            APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
VT Global Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Health Care	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Global Utilities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Government Money Market	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Growth Opportunities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT High Yield	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Income	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Equity	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT International Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Mortgage Securities	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Multi-Cap Core	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Research	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Growth	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Small Cap Value	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Future	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
VT Sustainable Leaders	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
Rydex NASDAQ-100**	—	—	—	—
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	December 31, 2018	Year Ended December 31, 2018	Two Years Ended December 31, 2018	Five Years Ended December 31, 2018
* Date represents commencement of operation

** Sub-account was available but did not have assets at December 31, 2018 and did not have any activity for the year / period ended December 31, 2018

# represents the date the sub-account ceased operations

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
ASSETS
Investments, at fair value	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

NET ASSETS
Accumulation Units	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$2,565,954	$1,516,764	$4,680,977	$3,822	$81,131	$71,378

FUND SHARE INFORMATION
Number of shares	184,734	85,451	272,943	288	7,498	5,268
Cost of investments	$2,101,014	$993,438	$2,868,154	$2,900	$81,733	$63,869
UNIT VALUE (1)
Lowest	$9.85	$13.18	$12.51	$10.68	$9.12	$11.12
Highest	$15.32	$19.85	$18.48	$12.37	$11.79	$14.28

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

NET ASSETS
Accumulation Units	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$252,337	$291,339	$116,410	$48,992	$432,330	$54,364

FUND SHARE INFORMATION
Number of shares	23,649	21,454	10,238	4,532	41,292	5,330
Cost of investments	$258,295	$284,886	$106,866	$44,044	$426,697	$53,571
UNIT VALUE
Lowest	$10.33	$10.78	$9.27	$9.08	$9.32	$9.35
Highest	$13.73	$12.08	$10.24	$9.89	$9.86	$9.75

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

NET ASSETS
Accumulation Units	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$3,264,367	$9,012	$949,107	$1,605	$70,171	$96,581

FUND SHARE INFORMATION
Number of shares	183,391	818	69,278	134	2,468	10,707
Cost of investments	$2,463,579	$6,760	$715,544	$1,057	$63,023	$67,887
UNIT VALUE
Lowest	$12.44	$14.24	$10.54	$11.60	$11.09	$17.30
Highest	$20.30	$29.00	$17.26	$21.48	$21.14	$27.10

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth
ASSETS
Investments, at fair value	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

NET ASSETS
Accumulation Units	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$339,173	$2,060	$237,485	$27,080	$1,081	$40,184

FUND SHARE INFORMATION
Number of shares	25,753	101	237,485	2,744	42	2,586
Cost of investments	$248,606	$1,045	$237,485	$20,507	$907	$31,497
UNIT VALUE
Lowest	$10.93	$18.59	$7.68	$13.63	$11.37	$8.75
Highest	$15.17	$26.87	$9.52	$18.09	$24.41	$17.55

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

NET ASSETS
Accumulation Units	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$34,678	$3,979,223	$226,679	$84,820	$1,755,793	$171,915

FUND SHARE INFORMATION
Number of shares	1,940	531,982	15,032	3,337	96,791	3,542
Cost of investments	$35,965	$3,861,693	$199,557	$85,260	$1,243,313	$75,855
UNIT VALUE
Lowest	$7.54	$13.57	$12.40	$8.36	$11.19	$17.89
Highest	$14.54	$16.60	$18.47	$15.53	$15.09	$32.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation
ASSETS
Investments, at fair value	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

NET ASSETS
Accumulation Units	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$44,530	$3,446	$19,513	$163,512	$4,765	$4,045,085

FUND SHARE INFORMATION
Number of shares	2,399	142	669	11,523	548	256,994
Cost of investments	$27,433	$1,240	$10,805	$146,614	$5,082	$2,784,645
UNIT VALUE
Lowest	$14.12	$18.12	$14.75	$11.83	$7.94	$12.19
Highest	$23.48	$29.09	$27.99	$13.45	$13.89	$15.72

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value
ASSETS
Investments, at fair value	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

NET ASSETS
Accumulation Units	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$8,880,700	$46,429	$816,378	$531	$19,965	$27,278

FUND SHARE INFORMATION
Number of shares	579,302	1,656	60,383	13	1,129	1,149
Cost of investments	$7,129,436	$22,500	$508,135	$563	$11,529	$12,295
UNIT VALUE
Lowest	$11.14	$15.84	$11.12	$17.49	$14.36	$14.04
Highest	$19.33	$31.41	$16.11	$30.12	$27.73	$24.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value
ASSETS
Investments, at fair value	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

NET ASSETS
Accumulation Units	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$21,617	$2,962,429	$6,559	$16,016	$33,491	$29,514

FUND SHARE INFORMATION
Number of shares	1,927	106,831	182	1,172	1,738	1,371
Cost of investments	$21,612	$2,020,580	$2,372	$13,298	$42,127	$12,274
UNIT VALUE
Lowest	$9.87	$13.15	$23.09	$9.89	$6.04	$14.18
Highest	$12.12	$19.18	$37.27	$19.53	$12.02	$25.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

NET ASSETS
Accumulation Units	$207,421	$57,629	$62,938,045	$23,771,200	$17,508,982	$47,310,515
Contracts in payout (annuitization) period	—	—	1,399,655	153,051	55,588	2,094,928
Total net assets	$207,421	$57,629	$64,337,700	$23,924,251	$17,564,570	$49,405,443

FUND SHARE INFORMATION
Number of shares	14,354	4,603	1,125,769	1,726,136	1,089,613	1,596,815
Cost of investments	$179,427	$55,486	$48,860,546	$26,346,828	$15,841,408	$45,335,825
UNIT VALUE
Lowest	$10.22	$11.38	$9.64	$19.54	$19.60	$11.70
Highest	$19.15	$13.64	$29.87	$33.79	$28.02	$30.58

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

NET ASSETS
Accumulation Units	$4,910,998	$98,563,879	$16,927,367	$18,780,719	$3,408,658	$5,170,980
Contracts in payout (annuitization) period	162,689	1,527,865	481,529	142,159	52,339	112,872
Total net assets	$5,073,687	$100,091,744	$17,408,896	$18,922,878	$3,460,997	$5,283,852

FUND SHARE INFORMATION
Number of shares	845,614	4,223,280	1,079,956	2,104,881	3,460,997	470,932
Cost of investments	$5,862,198	$62,669,954	$17,355,766	$17,657,081	$3,460,997	$5,627,654
UNIT VALUE
Lowest	$12.84	$17.14	$11.38	$11.85	$9.38	$12.55
Highest	$17.21	$68.71	$30.84	$28.84	$11.47	$17.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

NET ASSETS
Accumulation Units	$9,349,259	$11,877,109	$4,525,893	$7,192,664	$5,241,521	$29,966,173
Contracts in payout (annuitization) period	135,033	226,651	122,129	85,936	170,342	395,827
Total net assets	$9,484,292	$12,103,760	$4,648,022	$7,278,600	$5,411,863	$30,362,000

FUND SHARE INFORMATION
Number of shares	1,874,366	367,003	421,016	663,500	1,134,563	1,882,331
Cost of investments	$10,546,419	$8,958,559	$5,767,939	$8,215,325	$5,227,680	$27,333,397
UNIT VALUE
Lowest	$7.36	$13.17	$24.13	$17.10	$19.24	$16.89
Highest	$30.27	$26.09	$26.35	$26.22	$29.19	$23.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

NET ASSETS
Accumulation Units	$2,471,337	$4,622,958	$15,136,923	$13,477,661	$54,299,646	$899,583
Contracts in payout (annuitization) period	28,915	103,746	25,787	23,916	245,268	3,040
Total net assets	$2,500,252	$4,726,704	$15,162,710	$13,501,577	$54,544,914	$902,623

FUND SHARE INFORMATION
Number of shares	114,063	859,401	276,188	984,798	3,396,321	29,440
Cost of investments	$1,800,547	$6,304,529	$10,015,378	$15,120,917	$47,081,730	$844,180
UNIT VALUE
Lowest	$23.54	$13.34	$14.66	$19.21	$16.86	$13.65
Highest	$25.71	$16.39	$28.33	$31.70	$26.54	$19.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

NET ASSETS
Accumulation Units	$106,267	$22,795,851	$19,682,946	$9,344,312	$455,368	$153,196
Contracts in payout (annuitization) period	—	103,482	176,463	52,111	10,160	—
Total net assets	$106,267	$22,899,333	$19,859,409	$9,396,423	$465,528	$153,196

FUND SHARE INFORMATION
Number of shares	17,800	972,784	1,238,118	1,045,208	465,528	13,777
Cost of investments	$124,833	$15,739,521	$19,087,123	$8,650,013	$465,528	$167,068
UNIT VALUE
Lowest	$11.83	$15.38	$12.18	$12.00	$7.78	$11.19
Highest	$14.26	$23.31	$23.84	$17.32	$9.39	$13.50

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

NET ASSETS
Accumulation Units	$28,472,173	$5,812,284	$1,390,470	$72,274	$784,294	$5,958,441
Contracts in payout (annuitization) period	73,767	5,835	—	—	9,194	37,161
Total net assets	$28,545,940	$5,818,119	$1,390,470	$72,274	$793,488	$5,995,602

FUND SHARE INFORMATION
Number of shares	1,633,063	1,158,988	42,771	6,625	74,019	1,283,855
Cost of investments	$31,695,998	$6,553,871	$1,311,694	$94,208	$907,989	$6,126,187
UNIT VALUE
Lowest	$21.84	$8.50	$8.81	$20.98	$15.48	$18.03
Highest	$29.07	$21.96	$21.39	$24.66	$21.39	$30.69

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value
ASSETS
Investments, at fair value	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

NET ASSETS
Accumulation Units	$39,765,837	$6,454	$2,479,816	$13,237,307	$34,945,655	$5,248,287
Contracts in payout (annuitization) period	226,283	—	7,318	76,433	104,652	2,406
Total net assets	$39,992,120	$6,454	$2,487,134	$13,313,740	$35,050,307	$5,250,693

FUND SHARE INFORMATION
Number of shares	2,494,830	310	453,030	432,545	1,282,016	427,233
Cost of investments	$33,403,841	$4,778	$3,218,960	$10,370,697	$30,549,353	$6,631,314
UNIT VALUE
Lowest	$15.28	$20.43	$11.22	$13.90	$17.74	$8.10
Highest	$28.24	$24.02	$17.36	$33.86	$28.16	$9.71
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	DWS Bond VIP (Class A)	DWS Capital Growth VIP (Class A)
ASSETS
Investments, at fair value	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

NET ASSETS
Accumulation Units	$13,130,216	$7,406,860	$435,317	$5,648	$154,620	$1,153,897
Contracts in payout (annuitization) period	15,909	19,834	—	—	16,548	56,711
Total net assets	$13,146,125	$7,426,694	$435,317	$5,648	$171,168	$1,210,608

FUND SHARE INFORMATION
Number of shares	268,782	443,385	30,188	592	32,296	44,393
Cost of investments	$9,461,183	$7,817,677	$362,579	$4,674	$184,293	$1,037,786
UNIT VALUE
Lowest	$13.53	$28.46	$11.65	$17.64	$16.48	$27.26
Highest	$32.30	$35.02	$13.96	$18.03	$16.82	$27.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II	Deutsche DWS Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Core Equity VIP (Class A)	DWS CROCI® International VIP (Class A)	DWS Global Small Cap VIP (Class A)	DWS Global Income Builder VIP (Class A)	DWS Government Money Market VIP (Class A)	DWS Small Mid Cap Growth VIP (Class A)
ASSETS
Investments, at fair value	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

NET ASSETS
Accumulation Units	$474,927	$123,318	$589,699	$461,885	$52,073	$288,575
Contracts in payout (annuitization) period	1,441	14,400	—	57,762	13,906	—
Total net assets	$476,368	$137,718	$589,699	$519,647	$65,979	$288,575

FUND SHARE INFORMATION
Number of shares	48,461	22,141	66,184	24,362	65,979	22,758
Cost of investments	$495,477	$204,140	$831,461	$542,010	$65,979	$375,063
UNIT VALUE
Lowest	$23.06	$11.22	$31.75	$16.87	$10.08	$20.31
Highest	$23.53	$11.45	$32.40	$17.11	$10.20	$20.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income
ASSETS
Investments, at fair value	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

NET ASSETS
Accumulation Units	$221,683	$178,268	$16,020	$2,610,459	$3,901,437	$503,910
Contracts in payout (annuitization) period	1,880	—	—	31,974	17,756	7,877
Total net assets	$223,563	$178,268	$16,020	$2,642,433	$3,919,193	$511,787

FUND SHARE INFORMATION
Number of shares	4,564	178,268	572	2,642,433	121,979	25,125
Cost of investments	$147,670	$178,268	$14,026	$2,642,433	$3,430,909	$523,748
UNIT VALUE
Lowest	$17.04	$8.51	$17.15	$8.52	$23.53	$19.11
Highest	$27.84	$11.29	$25.00	$11.90	$43.16	$24.48

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas
ASSETS
Investments, at fair value	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

NET ASSETS
Accumulation Units	$36,223,172	$2,789,432	$235,890	$2,968,992	$659,095	$438,239
Contracts in payout (annuitization) period	335,891	33,457	—	2,169	—	364
Total net assets	$36,559,063	$2,822,889	$235,890	$2,971,161	$659,095	$438,603

FUND SHARE INFORMATION
Number of shares	36,559,063	44,723	47,463	11,769	53,411	22,928
Cost of investments	$36,559,063	$2,257,727	$271,079	$1,788,216	$677,133	$448,986
UNIT VALUE
Lowest	$9.70	$15.10	$15.36	$17.50	$18.40	$11.14
Highest	$10.06	$33.35	$18.59	$21.30	$19.88	$14.77

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
ASSETS
Investments, at fair value	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

NET ASSETS
Accumulation Units	$23,589,686	$417,117	$2,636,557	$2,736,654	$750,043	$725,666
Contracts in payout (annuitization) period	28,635	—	218,370	—	—	—
Total net assets	$23,618,321	$417,117	$2,854,927	$2,736,654	$750,043	$725,666

FUND SHARE INFORMATION
Number of shares	754,338	21,013	233,246	218,932	58,098	65,790
Cost of investments	$22,159,057	$444,803	$2,640,167	$2,502,576	$671,223	$704,327
UNIT VALUE
Lowest	$15.86	$16.92	$12.55	$12.66	$13.11	$11.09
Highest	$32.80	$22.33	$15.04	$15.17	$15.71	$13.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
ASSETS
Investments, at fair value	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

NET ASSETS
Accumulation Units	$45,823,577	$109,322	$3,481,100	$1,219,489	$1,569,591	$10,606,099
Contracts in payout (annuitization) period	439,852	—	1,735	—	908	—
Total net assets	$46,263,429	$109,322	$3,482,835	$1,219,489	$1,570,499	$10,606,099

FUND SHARE INFORMATION
Number of shares	46,263,429	1,766	183,888	32,554	327,870	42,508
Cost of investments	$46,263,429	$74,093	$2,859,642	$1,119,402	$1,781,243	$8,430,673
UNIT VALUE
Lowest	$8.18	$17.78	$17.59	$23.19	$14.66	$17.02
Highest	$9.82	$26.89	$21.08	$27.79	$23.02	$26.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)
ASSETS
Investments, at fair value	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

NET ASSETS
Accumulation Units	$580	$6,729,228	$6,589	$925,863	$16,006,148	$62,020,592
Contracts in payout (annuitization) period	—	53,405	—	—	42,141	547,623
Total net assets	$580	$6,782,633	$6,589	$925,863	$16,048,289	$62,568,215

FUND SHARE INFORMATION
Number of shares	48	232,123	348	143,322	1,106,016	4,244,791
Cost of investments	$608	$7,377,584	$6,001	$1,176,638	$15,386,203	$64,731,566
UNIT VALUE
Lowest	$15.32	$14.72	$12.62	$19.07	$21.59	$15.61
Highest	$15.32	$24.00	$19.32	$22.85	$27.18	$19.29

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)
ASSETS
Investments, at fair value	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

NET ASSETS
Accumulation Units	$14,592,034	$6,604,624	$33,311,009	$14,601,321	$613,144	$8,124,599
Contracts in payout (annuitization) period	124,811	88,347	202,190	63,049	—	173,770
Total net assets	$14,716,845	$6,692,971	$33,513,199	$14,664,370	$613,144	$8,298,369

FUND SHARE INFORMATION
Number of shares	786,997	394,866	1,926,046	1,004,409	40,285	703,848
Cost of investments	$13,429,087	$7,996,497	$34,601,238	$16,911,746	$712,356	$8,880,088
UNIT VALUE
Lowest	$16.96	$13.47	$15.19	$19.89	$13.63	$10.31
Highest	$20.78	$20.25	$30.77	$37.31	$38.41	$12.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)	VIT Large Cap Value	VIT Mid Cap Value
ASSETS
Investments, at fair value	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

NET ASSETS
Accumulation Units	$6,039,389	$31,421,391	$778,027	$448,855	$1,485,630	$1,343,426
Contracts in payout (annuitization) period	—	123,172	107,550	9,548	19,459	—
Total net assets	$6,039,389	$31,544,563	$885,577	$458,403	$1,505,089	$1,343,426

FUND SHARE INFORMATION
Number of shares	707,188	2,476,025	52,619	37,543	196,231	104,222
Cost of investments	$6,579,843	$36,065,054	$879,750	$478,090	$2,014,517	$1,599,071
UNIT VALUE
Lowest	$20.69	$11.95	$20.57	$14.38	$14.24	$17.31
Highest	$33.92	$20.85	$34.08	$22.25	$18.95	$43.59

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

NET ASSETS
Accumulation Units	$3,064,599	$8,680	$2,848,712	$1,633	$116	$474
Contracts in payout (annuitization) period	1,381	—	1,722	—	—	—
Total net assets	$3,065,980	$8,680	$2,850,434	$1,633	$116	$474

FUND SHARE INFORMATION
Number of shares	295,659	888	189,650	46	6	27
Cost of investments	$3,753,119	$10,172	$2,744,642	$1,421	$107	$471
UNIT VALUE
Lowest	$16.67	$15.98	$16.72	$34.23	$45.44	$21.11
Highest	$33.69	$25.40	$24.98	$34.23	$45.44	$21.11

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

NET ASSETS
Accumulation Units	$9,868,768	$2,531,538	$6,493,687	$4,397,537	$7,627,685	$697,860
Contracts in payout (annuitization) period	157,629	10,640	63,657	20,437	35,665	30,379
Total net assets	$10,026,397	$2,542,178	$6,557,344	$4,417,974	$7,663,350	$728,239

FUND SHARE INFORMATION
Number of shares	904,909	179,914	213,943	421,562	385,869	15,491
Cost of investments	$10,730,818	$2,959,160	$6,325,818	$5,422,699	$8,021,109	$482,317
UNIT VALUE
Lowest	$15.84	$18.46	$15.05	$21.26	$14.48	$14.31
Highest	$19.41	$22.62	$18.44	$26.06	$17.74	$37.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)
ASSETS
Investments, at fair value	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

NET ASSETS
Accumulation Units	$703,920	$965,048	$433,198	$863,616	$234,031	$46,887
Contracts in payout (annuitization) period	3,084	—	1,215	—	—	—
Total net assets	$707,004	$965,048	$434,413	$863,616	$234,031	$46,887

FUND SHARE INFORMATION
Number of shares	26,137	55,272	17,425	68,270	7,966	1,036
Cost of investments	$557,786	$886,090	$388,204	$861,377	$198,121	$25,097
UNIT VALUE
Lowest	$17.70	$20.63	$15.75	$18.82	$31.63	$20.38
Highest	$22.63	$44.70	$21.73	$20.34	$34.49	$33.66

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

NET ASSETS
Accumulation Units	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$116,202	$62,076	$36,063	$444,825	$187,982	$158,487

FUND SHARE INFORMATION
Number of shares	4,355	3,902	1,465	15,413	35,603	14,909
Cost of investments	$86,895	$58,527	$27,334	$369,339	$215,501	$157,368
UNIT VALUE
Lowest	$18.09	$20.48	$18.40	$24.22	$18.82	$13.57
Highest	$24.95	$29.59	$27.47	$34.78	$20.34	$18.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate
ASSETS
Investments, at fair value	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

NET ASSETS
Accumulation Units	$11,413,407	$27,171,286	$44,368,923	$24,401,590	$11,317,738	$11,214,366
Contracts in payout (annuitization) period	27,840	695,521	1,043,253	174,272	105,277	30,860
Total net assets	$11,441,247	$27,866,807	$45,412,176	$24,575,862	$11,423,015	$11,245,226

FUND SHARE INFORMATION
Number of shares	789,596	4,098,060	4,610,373	858,695	1,066,575	576,087
Cost of investments	$10,692,243	$33,988,396	$47,131,294	$21,288,293	$11,704,664	$8,932,252
UNIT VALUE
Lowest	$15.96	$15.60	$11.18	$21.59	$28.83	$27.31
Highest	$28.32	$63.68	$60.10	$40.80	$37.02	$53.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)
ASSETS
Investments, at fair value	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

NET ASSETS
Accumulation Units	$5,112,309	$2,923,441	$21,269,958	$8,328,165	$15,045,098	$5,176,385
Contracts in payout (annuitization) period	—	—	57,555	60,177	109,991	20,319
Total net assets	$5,112,309	$2,923,441	$21,327,513	$8,388,342	$15,155,089	$5,196,704

FUND SHARE INFORMATION
Number of shares	727,213	202,454	1,907,649	1,240,879	1,548,017	192,828
Cost of investments	$5,862,448	$2,902,079	$26,515,795	$10,273,050	$15,635,826	$4,519,455
UNIT VALUE
Lowest	$17.61	$27.15	$25.62	$13.96	$12.09	$31.75
Highest	$26.73	$33.41	$38.88	$30.22	$17.78	$45.19
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	Income Plus	Multi Cap Growth	Income Plus (Class Y Shares)	Multi Cap Growth (Class Y Shares)
ASSETS
Investments, at fair value	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

NET ASSETS
Accumulation Units	$10,118,253	$19,895,008	$34,381,832	$188,945,422	$37,712,495	$48,764,507
Contracts in payout (annuitization) period	41,005	39,863	567,526	1,281,114	224,213	155,579
Total net assets	$10,159,258	$19,934,871	$34,949,358	$190,226,536	$37,936,708	$48,920,086

FUND SHARE INFORMATION
Number of shares	974,977	1,027,571	3,350,849	4,103,247	3,644,256	1,110,054
Cost of investments	$10,505,663	$16,350,281	$36,216,398	$175,193,805	$39,395,753	$45,597,820
UNIT VALUE
Lowest	$17.68	$26.39	$17.67	$26.13	$13.82	$23.54
Highest	$42.18	$37.08	$55.37	$381.35	$21.01	$52.37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
ASSETS
Investments, at fair value	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

NET ASSETS
Accumulation Units	$23,856	$2,576,890	$825,718	$519,656	$2,033,750	$1,055,673
Contracts in payout (annuitization) period	—	12,184	18,580	—	205	48,747
Total net assets	$23,856	$2,589,074	$844,298	$519,656	$2,033,955	$1,104,420

FUND SHARE INFORMATION
Number of shares	1,636	53,383	58,510	7,570	53,525	237,000
Cost of investments	$24,229	$2,383,413	$792,818	$443,622	$1,793,147	$1,195,330
UNIT VALUE
Lowest	$22.43	$13.53	$12.19	$9.11	$20.23	$3.97
Highest	$24.51	$21.92	$16.39	$22.77	$33.93	$21.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
ASSETS
Investments, at fair value	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

NET ASSETS
Accumulation Units	$1,041,823	$1,090,813	$440,294	$13,212,847	$4,864,001	$4,483,746
Contracts in payout (annuitization) period	3,641	—	—	47,506	197,275	13,672
Total net assets	$1,045,464	$1,090,813	$440,294	$13,260,353	$5,061,276	$4,497,418

FUND SHARE INFORMATION
Number of shares	38,995	53,576	58,784	277,529	355,427	69,825
Cost of investments	$923,918	$1,164,464	$537,192	$12,127,025	$5,119,650	$3,956,705
UNIT VALUE
Lowest	$16.19	$37.13	$11.91	$19.06	$12.95	$22.21
Highest	$24.49	$40.13	$12.87	$23.83	$16.30	$27.96

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892
Due from (to) Allstate Life Insurance Company	—		—	—	—	—
Total assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

NET ASSETS
Accumulation Units	$5,865,865	$27,613,607	$22,097,913	$9,582,721	$9,695,572	$433,892
Contracts in payout (annuitization) period	67,606	197,788	203,399	115,224	69,700	—
Total net assets	$5,933,471	$27,811,395	$22,301,312	$9,697,945	$9,765,272	$433,892

FUND SHARE INFORMATION
Number of shares	158,099	5,794,041	841,242	484,171	1,321,417	71,247
Cost of investments	$5,068,143	$30,369,296	$19,971,406	$9,578,871	$10,974,502	$1,020,241
UNIT VALUE
Lowest	$26.65	$14.78	$21.65	$30.25	$7.70	$4.22
Highest	$33.55	$18.60	$27.25	$38.08	$9.44	$5.00

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
ASSETS
Investments, at fair value	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

NET ASSETS
Accumulation Units	$486,618	$643	$3,108,397	$1,765	$7,146,671	$14,460,215
Contracts in payout (annuitization) period	—	—	14,560	—	—	48,937
Total net assets	$486,618	$643	$3,122,957	$1,765	$7,146,671	$14,509,152

FUND SHARE INFORMATION
Number of shares	40,518	59	263,541	168	681,934	2,488,705
Cost of investments	$538,791	$615	$3,325,239	$1,812	$7,385,790	$18,037,589
UNIT VALUE
Lowest	$13.95	$18.38	$11.27	$17.33	$12.97	$14.43
Highest	$16.49	$18.38	$13.32	$17.33	$15.34	$22.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
ASSETS
Investments, at fair value	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

NET ASSETS
Accumulation Units	$136,494,074	$37,042,268	$14,729,692	$10,858,952	$18,494,546	$6,630,694
Contracts in payout (annuitization) period	814,138	298,896	62,485	30,713	57,468	29,199
Total net assets	$137,308,212	$37,341,164	$14,792,177	$10,889,665	$18,552,014	$6,659,893

FUND SHARE INFORMATION
Number of shares	5,938,937	3,295,778	963,660	644,740	1,380,358	604,895
Cost of investments	$119,978,454	$32,250,053	$15,149,197	$9,536,933	$18,951,676	$7,859,014
UNIT VALUE
Lowest	$9.95	$14.33	$15.27	$7.55	$19.71	$12.35
Highest	$33.28	$18.98	$24.54	$18.24	$30.46	$25.76

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
ASSETS
Investments, at fair value	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

NET ASSETS
Accumulation Units	$32,329,452	$86,381,620	$18,674,967	$42,159,490	$43,043,443	$7,343,609
Contracts in payout (annuitization) period	178,274	359,258	118,817	432,120	267,803	17,888
Total net assets	$32,507,726	$86,740,878	$18,793,784	$42,591,610	$43,311,246	$7,361,497

FUND SHARE INFORMATION
Number of shares	32,507,726	9,063,833	3,201,667	3,980,524	3,558,853	419,220
Cost of investments	$32,507,726	$70,277,856	$21,116,819	$46,264,996	$51,062,428	$6,700,496
UNIT VALUE
Lowest	$7.64	$9.23	$16.31	$13.28	$8.45	$6.40
Highest	$11.38	$29.55	$26.30	$21.50	$18.59	$14.54

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities	VT Multi-Cap Core	VT Research	VT Small Cap Growth	VT Small Cap Value
ASSETS
Investments, at fair value	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

NET ASSETS
Accumulation Units	$7,753,935	$9,459,138	$38,817,047	$17,770,651	$2,727,053	$24,045,974
Contracts in payout (annuitization) period	21,072	187,876	146,919	100,096	—	39,856
Total net assets	$7,775,007	$9,647,014	$38,963,966	$17,870,747	$2,727,053	$24,085,830

FUND SHARE INFORMATION
Number of shares	830,663	1,050,873	2,311,030	701,089	203,360	2,718,491
Cost of investments	$10,075,322	$11,439,557	$29,616,107	$9,182,742	$3,348,650	$36,801,156
UNIT VALUE
Lowest	$10.30	$8.82	$10.98	$13.96	$20.11	$18.11
Highest	$16.20	$19.19	$28.73	$29.53	$29.17	$39.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future	VT Sustainable Leaders	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
ASSETS
Investments, at fair value	$5,023,094	$63,087,131	$9,544
Due from (to) Allstate Life Insurance Company	—	—	—
Total assets	$5,023,094	$63,087,131	$9,544

NET ASSETS
Accumulation Units	$5,023,094	$62,953,205	$9,544
Contracts in payout (annuitization) period	—	133,926	—
Total net assets	$5,023,094	$63,087,131	$9,544

FUND SHARE INFORMATION
Number of shares	298,816	1,887,706	311
Cost of investments	$4,712,027	$47,898,601	$10,169
UNIT VALUE
Lowest	$23.62	$9.44	$11.47
Highest	$33.66	$35.36	$22.34

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,960)	(27,113)	(76,334)	(184)	(956)	(831)
Administrative expense	(5,158)	(2,830)	(8,893)	(17)	(129)	(110)
Net investment income (loss)	(62,118)	(29,943)	(85,227)	(201)	(1,085)	(941)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,339,822	770,971	2,170,496	96,149	17,361	4,627
Cost of investments sold	1,043,836	471,518	1,238,979	95,390	17,617	4,217
Realized gains (losses) on fund
shares	295,986	299,453	931,517	759	(256)	410
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	295,986	299,453	931,517	759	(256)	410
Change in unrealized gains
(losses)	(555,974)	(390,438)	(1,157,535)	(233)	816	(955)
Net realized and change in
unrealized gains (losses) on
investments	(259,988)	(90,985)	(226,018)	526	560	(545)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,106)	$(120,928)	$(311,245)	$325	$(525)	$(1,486)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2018*	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,696)	(5,106)	(1,726)	(1,206)	(650)	(10,820)
Administrative expense	(289)	(431)	(184)	(135)	(73)	(1,069)
Net investment income (loss)	(2,985)	(5,537)	(1,910)	(1,341)	(723)	(11,889)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	350,644	61,542	2,897	1,394	758	777,648
Cost of investments sold	302,535	65,182	2,870	1,287	698	798,325
Realized gains (losses) on fund
shares	48,109	(3,640)	27	107	60	(20,677)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48,109	(3,640)	27	107	60	(20,677)
Change in unrealized gains
(losses)	(46,877)	4,889	6,453	1,484	(400)	8,785
Net realized and change in
unrealized gains (losses) on
investments	1,232	1,249	6,480	1,591	(340)	(11,892)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,753)	$(4,288)	$4,570	$250	$(1,063)	$(23,781)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Fidelity Institutional AMSM Quantitative*	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,497)	(59,242)	(140)	(15,950)	(26)	(1,160)
Administrative expense	(137)	(5,873)	(14)	(1,808)	(3)	(117)
Net investment income (loss)	(1,634)	(65,115)	(154)	(17,758)	(29)	(1,277)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	148,339	2,194,687	976	333,478	401	2,175
Cost of investments sold	152,005	1,555,438	819	258,981	190	1,803
Realized gains (losses) on fund
shares	(3,666)	639,249	157	74,497	211	372
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,666)	639,249	157	74,497	211	372
Change in unrealized gains
(losses)	1,162	(813,587)	(636)	(164,543)	(293)	(6,926)
Net realized and change in
unrealized gains (losses) on
investments	(2,504)	(174,338)	(479)	(90,046)	(82)	(6,554)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,138)	$(239,453)	$(633)	$(107,804)	$(111)	$(7,831)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$3,765	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,243)	(4,964)	(36)	(4,729)	(273)	(13)
Administrative expense	(172)	(572)	(4)	(457)	(43)	(3)
Net investment income (loss)	(1,415)	(5,536)	(40)	(1,421)	(316)	(16)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,721	35,161	198	548,236	769	17
Cost of investments sold	17,388	27,673	85	548,236	566	12
Realized gains (losses) on fund
shares	9,333	7,488	113	—	203	5
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	9,333	7,488	113	—	203	5
Change in unrealized gains
(losses)	(12,578)	(34,254)	(447)	—	(749)	(184)
Net realized and change in
unrealized gains (losses) on
investments	(3,245)	(26,766)	(334)	—	(546)	(179)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,660)	$(32,302)	$(374)	$(1,421)	$(862)	$(195)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(501)	(480)	(29,457)	(2,574)	(1,662)	(31,788)
Administrative expense	(70)	(64)	(3,261)	(333)	(153)	(3,351)
Net investment income (loss)	(571)	(544)	(32,718)	(2,907)	(1,815)	(35,139)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,294	7,106	669,125	135,913	8,318	939,003
Cost of investments sold	5,254	6,180	646,259	128,743	6,595	741,380
Realized gains (losses) on fund
shares	1,040	926	22,866	7,170	1,723	197,623
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1,040	926	22,866	7,170	1,723	197,623
Change in unrealized gains
(losses)	(7,087)	(7,602)	18,210	(25,195)	(19,707)	(304,001)
Net realized and change in
unrealized gains (losses) on
investments	(6,047)	(6,676)	41,076	(18,025)	(17,984)	(106,378)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,618)	$(7,220)	$8,358	$(20,932)	$(19,799)	$(141,517)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income*	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,429)	(353)	(506)	(38)	(279)	(3,547)
Administrative expense	(291)	(52)	(80)	(6)	(35)	(277)
Net investment income (loss)	(2,720)	(405)	(586)	(44)	(314)	(3,824)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	19,360	48,804	11,287	701	2,902	19,853
Cost of investments sold	8,965	41,035	6,333	244	2,136	17,190
Realized gains (losses) on fund
shares	10,395	7,769	4,954	457	766	2,663
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	10,395	7,769	4,954	457	766	2,663
Change in unrealized gains
(losses)	(14,420)	(8,557)	(9,657)	(351)	(4,578)	(17,401)
Net realized and change in
unrealized gains (losses) on
investments	(4,025)	(788)	(4,703)	106	(3,812)	(14,738)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,745)	$(1,193)	$(5,289)	$62	$(4,126)	$(18,562)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(80)	(65,859)	(165,481)	(534)	(20,442)	(9)
Administrative expense	(8)	(7,488)	(18,133)	(82)	(1,929)	(1)
Net investment income (loss)	(88)	(73,347)	(183,614)	(616)	(22,371)	(10)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	459	2,253,463	4,652,467	12,637	537,019	961
Cost of investments sold	411	1,657,152	3,470,465	7,341	337,743	821
Realized gains (losses) on fund
shares	48	596,311	1,182,002	5,296	199,276	140
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	48	596,311	1,182,002	5,296	199,276	140
Change in unrealized gains
(losses)	(817)	(705,263)	(1,977,070)	(9,245)	(284,253)	(157)
Net realized and change in
unrealized gains (losses) on
investments	(769)	(108,952)	(795,068)	(3,949)	(84,977)	(17)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(857)	$(182,299)	$(978,682)	$(4,565)	$(107,348)	$(27)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(259)	(368)	(278)	(59,085)	(74)	(221)
Administrative expense	(36)	(49)	(33)	(5,857)	(10)	(27)
Net investment income (loss)	(295)	(417)	(311)	(64,942)	(84)	(248)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,194	1,424	1,986	1,431,394	1,414	1,296
Cost of investments sold	2,256	1,018	1,979	1,011,319	1,102	1,150
Realized gains (losses) on fund
shares	938	406	7	420,075	312	146
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	938	406	7	420,075	312	146
Change in unrealized gains
(losses)	(3,211)	(6,011)	444	(606,345)	(20)	(1,855)
Net realized and change in
unrealized gains (losses) on
investments	(2,273)	(5,605)	451	(186,270)	292	(1,709)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,568)	$(6,022)	$140	$(251,212)	$208	$(1,957)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond*	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$144,649
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(510)	(473)	(3,376)	(239)	(1,067,628)	(488,579)
Administrative expense	(63)	(52)	(352)	(39)	(77,665)	(34,270)
Net investment income (loss)	(573)	(525)	(3,728)	(278)	(1,145,293)	(378,200)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,105	525	28,046	2,409	13,561,761	5,960,920
Cost of investments sold	6,290	193	25,777	2,317	8,503,833	4,949,185
Realized gains (losses) on fund
shares	(185)	332	2,269	92	5,057,928	1,011,735
Realized gain distributions	—	—	—	—	4,718,329	4,139,646
Net realized gains (losses)	(185)	332	2,269	92	9,776,257	5,151,381
Change in unrealized gains
(losses)	(6,497)	(6,186)	(13,729)	64	(11,314,813)	(8,600,431)
Net realized and change in
unrealized gains (losses) on
investments	(6,682)	(5,854)	(11,460)	156	(1,538,556)	(3,449,050)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(7,255)	$(6,379)	$(15,188)	$(122)	$(2,683,849)	$(3,827,250)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$367,292	$515,341	$193,284	$2,694,086	$446,288	$252,450
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,178)	(787,765)	(72,723)	(1,521,159)	(274,367)	(319,625)
Administrative expense	(21,952)	(59,200)	(5,518)	(110,178)	(20,183)	(23,709)
Net investment income (loss)	44,162	(331,624)	115,043	1,062,749	151,738	(90,884)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,874,575	10,814,495	1,399,066	20,248,755	4,415,479	4,701,352
Cost of investments sold	3,393,302	8,202,630	1,561,300	10,826,248	3,740,333	3,730,542
Realized gains (losses) on fund
shares	1,481,273	2,611,865	(162,234)	9,422,507	675,146	970,810
Realized gain distributions	2,087,370	3,690,921	—	3,868,186	877,400	—
Net realized gains (losses)	3,568,643	6,302,786	(162,234)	13,290,693	1,552,546	970,810
Change in unrealized gains
(losses)	(6,335,734)	(11,846,607)	(173,543)	(24,394,107)	(3,831,991)	(4,720,287)
Net realized and change in
unrealized gains (losses) on
investments	(2,767,091)	(5,543,821)	(335,777)	(11,103,414)	(2,279,445)	(3,749,477)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,722,929)	$(5,875,445)	$(220,734)	$(10,040,665)	$(2,127,707)	$(3,840,361)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$51,553	$115,695	$513,900	$290,015	$89,508	$43,039
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(43,838)	(71,576)	(138,078)	(192,061)	(72,901)	(118,238)
Administrative expense	(3,370)	(5,613)	(9,837)	(14,672)	(5,411)	(8,641)
Net investment income (loss)	4,345	38,506	365,985	83,282	11,196	(83,840)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	749,366	1,574,375	2,248,006	2,889,286	830,692	1,142,644
Cost of investments sold	749,366	1,680,716	2,329,319	1,801,983	880,564	1,031,774
Realized gains (losses) on fund
shares	—	(106,341)	(81,313)	1,087,303	(49,872)	110,870
Realized gain distributions	—	—	—	98,215	180,593	1,191,061
Net realized gains (losses)	—	(106,341)	(81,313)	1,185,518	130,721	1,301,931
Change in unrealized gains
(losses)	—	6,586	(764,921)	(3,679,766)	(793,165)	(2,292,222)
Net realized and change in
unrealized gains (losses) on
investments	—	(99,755)	(846,234)	(2,494,248)	(662,444)	(990,291)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,345	$(61,249)	$(480,249)	$(2,410,966)	$(651,248)	$(1,074,131)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$509,651	$—	$19,117	$—	$31,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(82,944)	(476,105)	(39,037)	(80,194)	(312,169)	(254,778)
Administrative expense	(6,384)	(33,833)	(2,980)	(6,120)	(28,751)	(32,419)
Net investment income (loss)	(89,328)	(287)	(42,017)	(67,197)	(340,920)	(255,475)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,322,631	7,534,019	472,415	1,034,572	4,629,609	3,553,600
Cost of investments sold	995,933	5,459,632	292,895	1,042,924	2,583,862	2,982,417
Realized gains (losses) on fund
shares	326,698	2,074,387	179,520	(8,352)	2,045,747	571,183
Realized gain distributions	666,975	2,517,940	131,848	613,327	1,199,420	2,288,019
Net realized gains (losses)	993,673	4,592,327	311,368	604,975	3,245,167	2,859,202
Change in unrealized gains
(losses)	(1,261,345)	(6,506,370)	(282,276)	(1,751,548)	(3,588,422)	(4,721,503)
Net realized and change in
unrealized gains (losses) on
investments	(267,672)	(1,914,043)	29,092	(1,146,573)	(343,255)	(1,862,301)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(357,000)	$(1,914,330)	$(12,925)	$(1,213,770)	$(684,175)	$(2,117,776)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$947,522	$—	$3,699	$552,787	$459,457	$91,157
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,093,815)	(18,069)	(1,710)	(433,010)	(370,397)	(187,883)
Administrative expense	(107,251)	(1,816)	(108)	(33,873)	(39,446)	(15,313)
Net investment income (loss)	(253,544)	(19,885)	1,881	85,904	49,614	(112,039)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	14,469,824	185,515	2,069	4,845,993	4,714,188	1,822,558
Cost of investments sold	9,580,241	151,797	2,370	2,876,274	3,824,114	1,424,925
Realized gains (losses) on fund
shares	4,889,583	33,718	(301)	1,969,719	890,074	397,633
Realized gain distributions	6,517,217	69,661	—	886,950	1,020,839	—
Net realized gains (losses)	11,406,800	103,379	(301)	2,856,669	1,910,913	397,633
Change in unrealized gains
(losses)	(19,869,093)	(200,852)	(6,323)	(5,400,403)	(4,527,136)	(2,235,260)
Net realized and change in
unrealized gains (losses) on
investments	(8,462,293)	(97,473)	(6,624)	(2,543,734)	(2,616,223)	(1,837,627)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,715,837)	$(117,358)	$(4,743)	$(2,457,830)	$(2,566,609)	$(1,949,666)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$6,242	$3,001	$616,700	$303,227	$30,454	$1,211
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,856)	(2,667)	(541,615)	(104,754)	(26,819)	(1,225)
Administrative expense	(490)	(156)	(69,244)	(8,828)	(3,128)	(82)
Net investment income (loss)	(1,104)	178	5,841	189,645	507	(96)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	71,610	15,909	8,550,665	1,115,212	486,722	10,992
Cost of investments sold	71,610	17,236	7,585,194	1,182,457	414,240	12,347
Realized gains (losses) on fund
shares	—	(1,327)	965,471	(67,245)	72,482	(1,355)
Realized gain distributions	—	—	3,241,942	—	11,946	2,903
Net realized gains (losses)	—	(1,327)	4,207,413	(67,245)	84,428	1,548
Change in unrealized gains
(losses)	—	(1,325)	(9,301,320)	(462,208)	(381,943)	(11,995)
Net realized and change in
unrealized gains (losses) on
investments	—	(2,652)	(5,093,907)	(529,453)	(297,515)	(10,447)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,104)	$(2,474)	$(5,088,066)	$(339,808)	$(297,008)	$(10,543)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$1,076	$—	$580,731	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(15,248)	(112,257)	(760,594)	(107)	(47,097)	(231,532)
Administrative expense	(1,553)	(10,339)	(64,852)	(7)	(5,529)	(20,933)
Net investment income (loss)	(15,725)	(122,596)	(244,715)	(114)	(52,626)	(252,465)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	154,619	1,415,918	9,662,659	410	459,760	2,621,690
Cost of investments sold	146,892	1,168,385	6,736,770	256	448,980	1,701,877
Realized gains (losses) on fund
shares	7,727	247,533	2,925,889	154	10,780	919,813
Realized gain distributions	137,863	763,468	3,458,129	346	310,600	1,862,413
Net realized gains (losses)	145,590	1,011,001	6,384,018	500	321,380	2,782,226
Change in unrealized gains
(losses)	(249,831)	(1,328,034)	(8,843,846)	(506)	(898,510)	(2,106,171)
Net realized and change in
unrealized gains (losses) on
investments	(104,241)	(317,033)	(2,459,828)	(6)	(577,130)	676,055

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(119,966)	$(439,629)	$(2,704,543)	$(120)	$(629,756)	$423,590

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International
NET INVESTMENT INCOME (LOSS)
Dividends	$297,551	$70,973	$—	$21,037	$5,473	$85
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(644,863)	(99,798)	(238,257)	(147,919)	(8,975)	(91)
Administrative expense	(46,446)	(12,411)	(17,436)	(18,265)	(1,062)	(7)
Net investment income (loss)	(393,758)	(41,236)	(255,693)	(145,147)	(4,564)	(13)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,087,684	1,096,483	2,978,375	2,251,843	106,750	103
Cost of investments sold	5,136,037	1,117,390	1,828,460	1,889,410	76,335	70
Realized gains (losses) on fund
shares	1,951,647	(20,907)	1,149,915	362,433	30,415	33
Realized gain distributions	4,523,054	—	1,722,923	748,735	—	438
Net realized gains (losses)	6,474,701	(20,907)	2,872,838	1,111,168	30,415	471
Change in unrealized gains
(losses)	(8,835,648)	(1,583,195)	(2,392,285)	(2,483,558)	(116,140)	(1,568)
Net realized and change in
unrealized gains (losses) on
investments	(2,360,947)	(1,604,102)	480,553	(1,372,390)	(85,725)	(1,097)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,754,705)	$(1,645,338)	$224,860	$(1,517,537)	$(90,289)	$(1,110)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series II*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Bond VIP (Class A)*	DWS Capital Growth VIP (Class A)*	DWS Core Equity VIP (Class A)*	DWS CROCI® International VIP (Class A)*	DWS Global Small Cap VIP (Class A)*	DWS Global Income Builder VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$8,461	$10,545	$10,965	$1,818	$2,185	$36,874
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(729)	(5,950)	(2,440)	(697)	(3,192)	(3,523)
Administrative expense	(545)	(4,358)	(1,745)	(495)	(2,299)	(2,566)
Net investment income (loss)	7,187	237	6,780	626	(3,306)	30,785

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	30,866	240,898	142,411	21,312	104,604	464,601
Cost of investments sold	32,693	184,035	128,649	27,215	118,673	443,674
Realized gains (losses) on fund
shares	(1,827)	56,863	13,762	(5,903)	(14,069)	20,927
Realized gain distributions	—	134,037	163,636	—	102,967	89,287
Net realized gains (losses)	(1,827)	190,900	177,398	(5,903)	88,898	110,214
Change in unrealized gains
(losses)	(11,767)	(204,989)	(211,241)	(19,218)	(242,084)	(188,004)
Net realized and change in
unrealized gains (losses) on
investments	(13,594)	(14,089)	(33,843)	(25,121)	(153,186)	(77,790)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,407)	$(13,852)	$(27,063)	$(24,495)	$(156,492)	$(47,005)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Variable Series II*	Deutsche DWS Variable Series II*	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Government Money Market VIP (Class A)*	DWS Small Mid Cap Growth VIP (Class A)*	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,148	$—	$4,114	$2,360	$172	$36,099
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(372)	(1,503)	(3,293)	(2,410)	(281)	(38,335)
Administrative expense	(269)	(1,093)	(249)	(189)	(21)	(2,940)
Net investment income (loss)	507	(2,596)	572	(239)	(130)	(5,176)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	79,287	87,814	9,316	55,036	5,462	456,618
Cost of investments sold	79,287	72,420	5,653	55,036	4,328	456,618
Realized gains (losses) on fund
shares	—	15,394	3,663	—	1,134	—
Realized gain distributions	—	114,579	5,549	—	2,031	—
Net realized gains (losses)	—	129,973	9,212	—	3,165	—
Change in unrealized gains
(losses)	—	(173,456)	(23,980)	—	(3,874)	—
Net realized and change in
unrealized gains (losses) on
investments	—	(43,483)	(14,768)	—	(709)	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$507	$(46,079)	$(14,196)	$(239)	$(839)	$(5,176)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500
NET INVESTMENT INCOME (LOSS)
Dividends	$31,236	$12,865	$388,191	$7,817	$14,888	$61,722
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(56,090)	(7,705)	(305,552)	(42,131)	(3,466)	(43,919)
Administrative expense	(4,460)	(578)	(22,315)	(3,295)	(283)	(3,413)
Net investment income (loss)	(29,314)	4,582	60,324	(37,609)	11,139	14,390

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	257,319	39,234	11,385,443	481,827	125,788	500,325
Cost of investments sold	191,778	36,980	11,385,443	344,913	134,242	259,159
Realized gains (losses) on fund
shares	65,541	2,254	—	136,914	(8,454)	241,166
Realized gain distributions	377,103	26,339	—	462,525	—	16,355
Net realized gains (losses)	442,644	28,593	—	599,439	(8,454)	257,521
Change in unrealized gains
(losses)	(735,837)	(88,352)	—	(583,818)	(14,808)	(440,516)
Net realized and change in
unrealized gains (losses) on
investments	(293,193)	(59,759)	—	15,621	(23,262)	(182,995)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(322,507)	$(55,177)	$60,324	$(21,988)	$(12,123)	$(168,605)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$16,563	$8,003	$122,084	$9,638	$42,726	$39,829
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,984)	(7,567)	(417,253)	(6,947)	(44,157)	(45,754)
Administrative expense	(686)	(573)	(54,619)	(469)	(5,902)	(5,872)
Net investment income (loss)	7,893	(137)	(349,788)	2,222	(7,333)	(11,797)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	59,727	106,138	6,317,367	29,189	468,821	449,513
Cost of investments sold	60,838	91,315	5,273,001	28,273	393,265	389,459
Realized gains (losses) on fund
shares	(1,111)	14,823	1,044,366	916	75,556	60,054
Realized gain distributions	4,321	—	2,644,024	22,111	88,811	93,154
Net realized gains (losses)	3,210	14,823	3,688,390	23,027	164,367	153,208
Change in unrealized gains
(losses)	(24,224)	(105,139)	(5,343,569)	(71,931)	(330,313)	(381,840)
Net realized and change in
unrealized gains (losses) on
investments	(21,014)	(90,316)	(1,655,179)	(48,904)	(165,946)	(228,632)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(13,121)	$(90,453)	$(2,004,967)	$(46,682)	$(173,279)	$(240,429)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$10,187	$11,142	$450,602	$53	$8,579	$1,505
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,083)	(11,537)	(500,489)	(1,963)	(66,393)	(23,997)
Administrative expense	(2,509)	(1,487)	(48,440)	(130)	(8,209)	(3,164)
Net investment income (loss)	(11,405)	(1,882)	(98,327)	(2,040)	(66,023)	(25,656)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	835,444	179,934	10,064,963	16,657	1,136,906	723,183
Cost of investments sold	666,364	168,567	10,064,963	9,947	836,368	653,377
Realized gains (losses) on fund
shares	169,080	11,367	—	6,710	300,538	69,806
Realized gain distributions	34,231	8,896	—	18,198	259,515	95,398
Net realized gains (losses)	203,311	20,263	—	24,908	560,053	165,204
Change in unrealized gains
(losses)	(280,851)	(49,234)	—	(23,647)	(907,614)	9,885
Net realized and change in
unrealized gains (losses) on
investments	(77,540)	(28,971)	—	1,261	(347,561)	175,089

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(88,945)	$(30,853)	$(98,327)	$(779)	$(413,584)	$149,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$97,240	$189,889	$13	$34,847	$102	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(27,840)	(190,588)	(8)	(131,378)	(126)	(18,373)
Administrative expense	(3,332)	(24,107)	—	(16,991)	(6)	(2,316)
Net investment income (loss)	66,068	(24,806)	5	(113,522)	(30)	(20,689)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	510,955	4,123,222	11	1,913,685	528	516,431
Cost of investments sold	542,408	2,855,181	13	1,739,369	446	573,957
Realized gains (losses) on fund
shares	(31,453)	1,268,041	(2)	174,316	82	(57,526)
Realized gain distributions	—	68,101	4	817,023	—	210,043
Net realized gains (losses)	(31,453)	1,336,142	2	991,339	82	152,517
Change in unrealized gains
(losses)	(128,216)	(1,992,626)	(20)	(2,187,155)	(1,364)	(92,758)
Net realized and change in
unrealized gains (losses) on
investments	(159,669)	(656,484)	(18)	(1,195,816)	(1,282)	59,759

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(93,601)	$(681,290)	$(13)	$(1,309,338)	$(1,312)	$39,070

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Growth and Income VIP (Class 2)	Franklin Income VIP (Class 2)	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$456,183	$3,443,254	$—	$185,704	$939,870	$164,773
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270,062)	(1,039,319)	(269,972)	(116,646)	(601,301)	(268,661)
Administrative expense	(35,872)	(115,682)	(35,542)	(15,656)	(70,141)	(32,820)
Net investment income (loss)	150,249	2,288,253	(305,514)	53,402	268,428	(136,708)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,466,739	12,924,150	6,176,238	1,637,337	8,643,238	3,938,977
Cost of investments sold	3,094,201	12,502,410	4,866,476	1,704,090	7,692,154	3,740,481
Realized gains (losses) on fund
shares	372,538	421,740	1,309,762	(66,753)	951,084	198,496
Realized gain distributions	503,186	—	1,488,751	98,388	1,463,493	2,806,123
Net realized gains (losses)	875,724	421,740	2,798,513	31,635	2,414,577	3,004,619
Change in unrealized gains
(losses)	(2,097,046)	(6,655,420)	(2,481,868)	(1,064,693)	(6,657,654)	(5,378,514)
Net realized and change in
unrealized gains (losses) on
investments	(1,221,322)	(6,233,680)	316,645	(1,033,058)	(4,243,077)	(2,373,895)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,071,073)	$(3,945,427)	$11,131	$(979,656)	$(3,974,649)	$(2,510,603)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)	Franklin U.S. Government Securities VIP (Class 2)	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$230,880	$62,424	$1,023,694	$—	$12,121
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,761)	(121,104)	(109,309)	(567,362)	(12,967)	(8,103)
Administrative expense	(1,245)	(16,416)	(13,913)	(65,177)	(1,350)	(615)
Net investment income (loss)	(11,006)	93,360	(60,798)	391,155	(14,317)	3,403

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	50,798	2,453,225	1,527,459	7,760,790	140,742	147,947
Cost of investments sold	50,195	2,645,956	1,497,740	7,712,255	140,190	129,100
Realized gains (losses) on fund
shares	603	(192,731)	29,719	48,535	552	18,847
Realized gain distributions	70,396	—	—	—	—	51,332
Net realized gains (losses)	70,999	(192,731)	29,719	48,535	552	70,179
Change in unrealized gains
(losses)	(103,335)	(30,169)	(1,293,261)	(7,036,186)	17,723	(166,624)
Net realized and change in
unrealized gains (losses) on
investments	(32,336)	(222,900)	(1,263,542)	(6,987,651)	18,275	(96,445)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(43,342)	$(129,540)	$(1,324,340)	$(6,596,496)	$3,958	$(93,042)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson VIT Forty (Institutional Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$21,663	$20,776	$16,894	$43	$39,280	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(29,370)	(26,243)	(59,414)	(147)	(52,875)	(39)
Administrative expense	(3,604)	(3,460)	(7,258)	(10)	(6,594)	(3)
Net investment income (loss)	(11,311)	(8,927)	(49,778)	(114)	(20,189)	(42)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	616,250	641,712	1,090,352	398	788,461	13,479
Cost of investments sold	699,626	601,520	996,216	257	557,132	9,186
Realized gains (losses) on fund
shares	(83,376)	40,192	94,136	141	231,329	4,293
Realized gain distributions	92,827	188,420	506,230	4,327	460,271	259
Net realized gains (losses)	9,451	228,612	600,366	4,468	691,600	4,552
Change in unrealized gains
(losses)	(154,794)	(406,584)	(845,423)	(4,585)	(884,902)	(3,468)
Net realized and change in
unrealized gains (losses) on
investments	(145,343)	(177,972)	(245,057)	(117)	(193,302)	1,084

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(156,654)	$(186,899)	$(294,835)	$(231)	$(213,491)	$1,042

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Lazard Retirement Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$2	$8	$463,652	$43,227	$100,797	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(7)	(164,694)	(46,314)	(113,853)	(73,467)
Administrative expense	—	—	(21,921)	(6,023)	(15,117)	(10,007)
Net investment income (loss)	1	1	277,037	(9,110)	(28,173)	(83,474)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2	12	2,500,177	818,697	2,006,386	1,201,568
Cost of investments sold	2	10	2,433,655	770,469	1,614,166	1,136,944
Realized gains (losses) on fund
shares	—	2	66,522	48,228	392,220	64,624
Realized gain distributions	—	34	239,683	437,908	583,827	1,059,010
Net realized gains (losses)	—	36	306,205	486,136	976,047	1,123,634
Change in unrealized gains
(losses)	(24)	(89)	(1,207,216)	(769,831)	(1,661,255)	(1,212,966)
Net realized and change in
unrealized gains (losses) on
investments	(24)	(53)	(901,011)	(283,695)	(685,208)	(89,332)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(23)	$(52)	$(623,974)	$(292,805)	$(713,381)	$(172,806)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$62,421	$797	$4,948	$—	$3,420	$28,689
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(151,905)	(11,380)	(10,520)	(14,445)	(6,713)	(9,668)
Administrative expense	(19,396)	(876)	(804)	(1,192)	(497)	(834)
Net investment income (loss)	(108,880)	(11,459)	(6,376)	(15,637)	(3,790)	18,187

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,366,129	152,474	68,971	270,422	46,106	50,860
Cost of investments sold	2,098,558	88,572	47,361	188,761	33,569	50,022
Realized gains (losses) on fund
shares	267,571	63,902	21,610	81,661	12,537	838
Realized gain distributions	298,433	59,157	34,387	146,393	56,488	—
Net realized gains (losses)	566,004	123,059	55,997	228,054	69,025	838
Change in unrealized gains
(losses)	(2,049,892)	(90,117)	(100,511)	(211,786)	(89,770)	(38,376)
Net realized and change in
unrealized gains (losses) on
investments	(1,483,888)	32,942	(44,514)	16,268	(20,745)	(37,538)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,592,768)	$21,483	$(50,890)	$631	$(24,535)	$(19,351)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)*	MFS Research (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$2,823	$—	$601	$—	$181	$3,906
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,290)	(1,003)	(1,923)	(1,063)	(577)	(6,971)
Administrative expense	(251)	(65)	(134)	(75)	(40)	(481)
Net investment income (loss)	(718)	(1,068)	(1,456)	(1,138)	(436)	(3,546)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	22,680	46,686	11,139	11,532	1,349	111,119
Cost of investments sold	18,911	34,496	7,431	8,794	797	91,199
Realized gains (losses) on fund
shares	3,769	12,190	3,708	2,738	552	19,920
Realized gain distributions	980	3,606	6,054	10,805	4,653	1,786
Net realized gains (losses)	4,749	15,796	9,762	13,543	5,205	21,706
Change in unrealized gains
(losses)	(4,559)	(11,933)	(16,968)	(13,257)	(7,076)	(20,626)
Net realized and change in
unrealized gains (losses) on
investments	190	3,863	(7,206)	286	(1,871)	1,080

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(528)	$2,795	$(8,662)	$(852)	$(2,307)	$(2,466)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust II	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	Morgan Stanley VIF Core Plus Fixed Income	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$11,410	$4,175	$65,207	$1,008,542	$590,607	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,523)	(2,369)	(217,706)	(429,328)	(687,898)	(424,420)
Administrative expense	(219)	(165)	(14,108)	(31,378)	(45,126)	(32,078)
Net investment income (loss)	8,668	1,641	(166,607)	547,836	(142,417)	(456,498)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	44,024	13,680	2,605,568	6,525,199	8,897,777	6,550,655
Cost of investments sold	47,108	13,438	2,202,258	7,351,482	8,359,792	4,452,345
Realized gains (losses) on fund
shares	(3,084)	242	403,310	(826,283)	537,985	2,098,310
Realized gain distributions	—	—	—	1,258,744	2,265,214	5,174,739
Net realized gains (losses)	(3,084)	242	403,310	432,461	2,803,199	7,273,049
Change in unrealized gains
(losses)	(14,459)	(5,636)	(3,033,168)	(3,999,149)	(6,583,021)	(4,995,083)
Net realized and change in
unrealized gains (losses) on
investments	(17,543)	(5,394)	(2,629,858)	(3,566,688)	(3,779,822)	2,277,966

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,875)	$(3,753)	$(2,796,465)	$(3,018,852)	$(3,922,239)	$1,821,468

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF U.S. Real Estate	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$348,586	$326,973	$14,970	$252,825	$271,820
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(198,264)	(203,978)	(82,666)	(56,846)	(367,656)	(158,160)
Administrative expense	(12,483)	(12,875)	(11,035)	(7,331)	(46,774)	(10,702)
Net investment income (loss)	(210,747)	131,733	233,272	(49,207)	(161,605)	102,958

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,541,650	2,261,597	1,256,177	1,152,582	4,834,862	1,683,614
Cost of investments sold	2,228,438	1,682,448	1,374,539	1,005,225	5,328,723	1,907,010
Realized gains (losses) on fund
shares	313,212	579,149	(118,362)	147,357	(493,861)	(223,396)
Realized gain distributions	2,645,373	—	—	—	3,977,105	369,796
Net realized gains (losses)	2,958,585	579,149	(118,362)	147,357	3,483,244	146,400
Change in unrealized gains
(losses)	(1,707,554)	(1,924,163)	(642,055)	(869,072)	(4,010,270)	(1,188,862)
Net realized and change in
unrealized gains (losses) on
investments	1,251,031	(1,345,014)	(760,417)	(721,715)	(527,026)	(1,042,462)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,040,284	$(1,213,281)	$(527,145)	$(770,922)	$(688,631)	$(939,504)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	European Equity*	Income Plus
NET INVESTMENT INCOME (LOSS)
Dividends	$184,485	$—	$—	$547,340	$507,809	$1,338,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(289,667)	(84,901)	(181,454)	(330,087)	(223,960)	(512,719)
Administrative expense	(22,381)	(11,096)	(23,054)	(43,271)	(15,835)	(37,576)
Net investment income (loss)	(127,563)	(95,997)	(204,508)	173,982	268,014	787,721

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,160,420	1,379,641	3,812,656	4,289,074	21,613,759	8,084,298
Cost of investments sold	2,981,107	890,950	3,130,653	3,260,414	22,965,833	8,077,783
Realized gains (losses) on fund
shares	179,313	488,691	682,003	1,028,660	(1,352,074)	6,515
Realized gain distributions	781,090	1,118,571	2,491,473	—	—	826,315
Net realized gains (losses)	960,403	1,607,262	3,173,476	1,028,660	(1,352,074)	832,830
Change in unrealized gains
(losses)	(2,245,419)	(1,173,536)	(1,711,516)	(3,364,524)	(1,238,884)	(3,862,996)
Net realized and change in
unrealized gains (losses) on
investments	(1,285,016)	433,726	1,461,960	(2,335,864)	(2,590,958)	(3,030,166)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,412,579)	$337,729	$1,257,452	$(2,161,882)	$(2,322,944)	$(2,242,445)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Limited Duration*	Multi Cap Growth	European Equity (Class Y Shares)*	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)*	Multi Cap Growth (Class Y Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$72,426	$—	$116,566	$1,352,400	$242,638	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,556)	(2,784,866)	(72,703)	(670,811)	(243,433)	(907,671)
Administrative expense	(3,632)	(189,616)	(5,421)	(63,342)	(19,793)	(70,658)
Net investment income (loss)	19,238	(2,974,482)	38,442	618,247	(20,588)	(978,329)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,139,719	37,731,157	5,777,276	9,095,782	20,169,028	10,465,987
Cost of investments sold	5,956,290	27,880,074	6,120,184	9,152,597	23,778,875	7,738,494
Realized gains (losses) on fund
shares	(816,571)	9,851,083	(342,908)	(56,815)	(3,609,847)	2,727,493
Realized gain distributions	—	56,140,199	—	911,475	—	15,186,501
Net realized gains (losses)	(816,571)	65,991,282	(342,908)	854,660	(3,609,847)	17,913,994
Change in unrealized gains
(losses)	716,714	(38,893,111)	(335,574)	(4,169,998)	3,216,114	(10,779,952)
Net realized and change in
unrealized gains (losses) on
investments	(99,857)	27,098,171	(678,482)	(3,315,338)	(393,733)	7,134,042

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(80,619)	$24,123,689	$(640,040)	$(2,697,091)	$(414,321)	$6,155,713

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$297	$9,418	$17,971	$—	$23,940	$61,006
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(370)	(37,763)	(12,276)	(9,225)	(30,091)	(16,520)
Administrative expense	(25)	(2,957)	(924)	(663)	(2,455)	(1,231)
Net investment income (loss)	(98)	(31,302)	4,771	(9,888)	(8,606)	43,255

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	657	216,393	94,360	100,134	358,347	301,952
Cost of investments sold	590	170,661	82,832	77,085	245,593	311,815
Realized gains (losses) on fund
shares	67	45,732	11,528	23,049	112,754	(9,863)
Realized gain distributions	2,641	221,492	21,250	93,613	169,257	—
Net realized gains (losses)	2,708	267,224	32,778	116,662	282,011	(9,863)
Change in unrealized gains
(losses)	(3,249)	(426,964)	(99,403)	(143,718)	(617,484)	(105,644)
Net realized and change in
unrealized gains (losses) on
investments	(541)	(159,740)	(66,625)	(27,056)	(335,473)	(115,507)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(639)	$(191,042)	$(61,854)	$(36,944)	$(344,079)	$(72,252)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$14,063	$3,957	$15,995	$—	$101,659	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(16,959)	(17,150)	(5,649)	(225,729)	(85,814)	(87,881)
Administrative expense	(1,235)	(1,323)	(469)	(30,162)	(11,263)	(11,281)
Net investment income (loss)	(4,131)	(14,516)	9,877	(255,891)	4,582	(99,162)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	186,683	128,354	64,746	3,073,191	1,304,121	1,305,539
Cost of investments sold	150,281	102,005	79,130	2,409,304	1,233,032	983,783
Realized gains (losses) on fund
shares	36,402	26,349	(14,384)	663,887	71,089	321,756
Realized gain distributions	105,774	162,972	—	1,223,804	139,688	860,403
Net realized gains (losses)	142,176	189,321	(14,384)	1,887,691	210,777	1,182,159
Change in unrealized gains
(losses)	(244,520)	(314,936)	(7,169)	(2,573,007)	(621,435)	(1,470,524)
Net realized and change in
unrealized gains (losses) on
investments	(102,344)	(125,615)	(21,553)	(685,316)	(410,658)	(288,365)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(106,475)	$(140,131)	$(11,676)	$(941,207)	$(406,076)	$(387,527)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$55,470	$1,398,536	$251,842	$7,361	$337,692	$10,552
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104,762)	(444,285)	(405,736)	(180,965)	(148,633)	(7,913)
Administrative expense	(14,112)	(59,853)	(52,823)	(23,865)	(21,068)	(1,022)
Net investment income (loss)	(63,404)	894,398	(206,717)	(197,469)	167,991	1,617

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,317,466	6,536,286	6,596,788	3,223,903	2,890,588	107,264
Cost of investments sold	909,110	6,853,170	5,207,437	2,565,424	3,226,997	228,658
Realized gains (losses) on fund
shares	408,356	(316,884)	1,389,351	658,479	(336,409)	(121,394)
Realized gain distributions	517,361	—	2,454,107	1,606,674	—	—
Net realized gains (losses)	925,717	(316,884)	3,843,458	2,265,153	(336,409)	(121,394)
Change in unrealized gains
(losses)	(1,894,265)	(2,520,856)	(6,008,151)	(3,277,112)	(175,638)	37,516
Net realized and change in
unrealized gains (losses) on
investments	(968,548)	(2,837,740)	(2,164,693)	(1,011,959)	(512,047)	(83,878)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,031,952)	$(1,943,342)	$(2,371,410)	$(1,209,428)	$(344,056)	$(82,261)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT International Bond (US Dollar-Hedged)*	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT Diversified Income
NET INVESTMENT INCOME (LOSS)
Dividends	$21,540	$8	$80,332	$48	$192,383	$682,661
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,874)	(8)	(50,442)	(26)	(117,121)	(225,919)
Administrative expense	(1,025)	(1)	(6,493)	(3)	(15,131)	(206)
Net investment income (loss)	12,641	(1)	23,397	19	60,131	456,536

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	99,017	13	652,113	201	2,312,681	2,895,401
Cost of investments sold	106,682	12	681,302	207	2,359,140	3,498,192
Realized gains (losses) on fund
shares	(7,665)	1	(29,189)	(6)	(46,459)	(602,791)
Realized gain distributions	—	2	—	23	90,257	—
Net realized gains (losses)	(7,665)	3	(29,189)	17	43,798	(602,791)
Change in unrealized gains
(losses)	(41,454)	1	(132,208)	(75)	(301,385)	(181,675)
Net realized and change in
unrealized gains (losses) on
investments	(49,119)	4	(161,397)	(58)	(257,587)	(784,466)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(36,478)	$3	$(138,000)	$(39)	$(197,456)	$(327,930)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$1,169,007	$297,581	$341,326	$42,534	$207,671	$178,427
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,320,400)	(597,552)	(250,342)	(182,918)	(295,541)	(100,771)
Administrative expense	(72,494)	(24,577)	(11,399)	—	(5,634)	(1,365)
Net investment income (loss)	(1,223,887)	(324,548)	79,585	(140,384)	(93,504)	76,291

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	26,658,439	7,485,572	5,296,947	1,894,317	2,981,137	1,045,745
Cost of investments sold	20,568,341	6,148,833	4,862,721	1,438,850	2,796,638	1,208,281
Realized gains (losses) on fund
shares	6,090,098	1,336,739	434,226	455,467	184,499	(162,536)
Realized gain distributions	7,497,983	—	1,445,980	—	3,459,489	454,622
Net realized gains (losses)	13,588,081	1,336,739	1,880,206	455,467	3,643,988	292,086
Change in unrealized gains
(losses)	(27,146,971)	(2,773,829)	(3,368,032)	(2,034,490)	(3,838,858)	(511,310)
Net realized and change in
unrealized gains (losses) on
investments	(13,558,890)	(1,437,090)	(1,487,826)	(1,579,023)	(194,870)	(219,224)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(14,782,777)	$(1,761,638)	$(1,408,241)	$(1,719,407)	$(288,374)	$(142,933)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$392,577	$—	$1,249,506	$1,434,505	$760,458	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(480,823)	(1,430,746)	(300,277)	(648,251)	(790,016)	(133,327)
Administrative expense	(52,202)	(49,318)	(19,689)	(41,655)	(40,475)	—
Net investment income (loss)	(140,448)	(1,480,064)	929,540	744,599	(70,033)	(133,327)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	12,928,389	16,123,195	3,699,282	8,655,402	8,463,928	1,621,306
Cost of investments sold	12,928,389	11,996,179	3,955,815	9,403,036	8,304,847	1,194,719
Realized gains (losses) on fund
shares	—	4,127,016	(256,533)	(747,634)	159,081	426,587
Realized gain distributions	—	5,991,769	—	—	—	785,257
Net realized gains (losses)	—	10,118,785	(256,533)	(747,634)	159,081	1,211,844
Change in unrealized gains
(losses)	—	(6,855,623)	(1,804,062)	(634,752)	(11,284,994)	(2,910,466)
Net realized and change in
unrealized gains (losses) on
investments	—	3,263,162	(2,060,595)	(1,382,386)	(11,125,913)	(1,698,622)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(140,448)	$1,783,098	$(1,131,055)	$(637,787)	$(11,195,946)	$(1,831,949)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Value	VT Mortgage Securities*	VT Multi-Cap Core*	VT Research	VT Small Cap Growth*	VT Small Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$201,352	$301,784	$516,732	$—	$—	$126,863
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(135,334)	(149,557)	(649,553)	(297,265)	(48,025)	(462,618)
Administrative expense	(1)	—	(14,238)	(2,879)	—	(11,214)
Net investment income (loss)	66,017	152,227	(147,059)	(300,144)	(48,025)	(346,969)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,566,233	2,149,975	6,758,816	3,875,012	557,461	4,619,959
Cost of investments sold	1,724,586	2,544,099	4,467,677	1,822,854	550,392	5,311,859
Realized gains (losses) on fund
shares	(158,353)	(394,124)	2,291,139	2,052,158	7,069	(691,900)
Realized gain distributions	—	—	4,459,377	—	496,570	9,685,906
Net realized gains (losses)	(158,353)	(394,124)	6,750,516	2,052,158	503,639	8,994,006
Change in unrealized gains
(losses)	(1,745,180)	(12,087)	(10,332,999)	(2,810,486)	(930,573)	(15,121,956)
Net realized and change in
unrealized gains (losses) on
investments	(1,903,533)	(406,211)	(3,582,483)	(758,328)	(426,934)	(6,127,950)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,837,516)	$(253,984)	$(3,729,542)	$(1,058,472)	$(474,959)	$(6,474,919)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account	Sub-Account
	VT Sustainable Future*	VT Sustainable Leaders*	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$33,273	$—	$465
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,805)	(1,021,896)	(269)
Administrative expense	—	(11,087)	(23)
Net investment income (loss)	(48,532)	(1,032,983)	173

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	954,487	10,529,326	17,860
Cost of investments sold	798,892	7,005,337	16,638
Realized gains (losses) on fund
shares	155,595	3,523,989	1,222
Realized gain distributions	190,930	9,231,958	4,921
Net realized gains (losses)	346,525	12,755,947	6,143
Change in unrealized gains
(losses)	(622,613)	(13,066,663)	(5,536)
Net realized and change in
unrealized gains (losses) on
investments	(276,088)	(310,716)	607

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(324,620)	$(1,343,699)	$780

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(62,118)	$(71,752)	$(29,943)	$(37,752)	$(85,227)	$(102,137)
Net realized gains (losses)	295,986	196,917	299,453	147,369	931,517	563,531
Change in unrealized gains (losses)	(555,974)	282,221	(390,438)	201,240	(1,157,535)	422,548
Increase (decrease) in net assets from operations	(322,106)	407,386	(120,928)	310,857	(311,245)	883,942

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,010	1,350	—	—	48,209	6,650
Benefit payments	—	—	—	—	(353)	(310)
Payments on termination	(307,088)	(641,470)	(557,224)	(293,572)	(1,423,626)	(1,303,223)
Contract Maintenance Charge	(11,040)	(11,813)	(9,460)	(9,086)	(32,725)	(40,470)
Transfers among the sub-accounts and with the
Fixed Account - net	(810,066)	166,115	(6,153)	8,871	(546,613)	59,293
Increase (decrease) in net assets from contract
transactions	(1,127,184)	(485,818)	(572,837)	(293,787)	(1,955,108)	(1,278,060)

INCREASE (DECREASE) IN NET ASSETS	(1,449,290)	(78,432)	(693,765)	17,070	(2,266,353)	(394,118)
NET ASSETS AT BEGINNING OF PERIOD	4,015,244	4,093,676	2,210,529	2,193,459	6,947,330	7,341,448
NET ASSETS AT END OF PERIOD	$2,565,954	$4,015,244	$1,516,764	$2,210,529	$4,680,977	$6,947,330

UNITS OUTSTANDING
Units outstanding at beginning of period	335,226	376,458	139,366	159,319	454,135	547,239
Units issued	12,688	27,151	10,199	5,092	8,892	9,926
Units redeemed	(109,450)	(68,383)	(48,038)	(25,045)	(134,980)	(103,030)
Units outstanding at end of period	238,464	335,226	101,527	139,366	328,047	454,135

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond		AST BlackRock/Loomis Sayles Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(201)	$(595)	$(1,085)	$(1,259)	$(941)	$(989)
Net realized gains (losses)	759	5,573	(256)	(129)	410	737
Change in unrealized gains (losses)	(233)	(2,583)	816	1,832	(955)	2,565
Increase (decrease) in net assets from operations	325	2,395	(525)	444	(1,486)	2,313

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(264)	(291)	(569)	(629)
Payments on termination	(95,943)	(17,630)	(15,992)	(3,608)	(1,763)	(5,492)
Contract Maintenance Charge	(6)	—	(21)	(28)	(24)	(26)
Transfers among the sub-accounts and with the
Fixed Account - net	95,341	(270)	1	12,286	(373)	728
Increase (decrease) in net assets from contract
transactions	(608)	(17,900)	(16,276)	8,359	(2,729)	(5,419)

INCREASE (DECREASE) IN NET ASSETS	(283)	(15,505)	(16,801)	8,803	(4,215)	(3,106)
NET ASSETS AT BEGINNING OF PERIOD	4,105	19,610	97,932	89,129	75,593	78,699
NET ASSETS AT END OF PERIOD	$3,822	$4,105	$81,131	$97,932	$71,378	$75,593

UNITS OUTSTANDING
Units outstanding at beginning of period	323	1,710	8,524	7,759	5,365	5,758
Units issued	7,688	7,766	—	1,102	71	141
Units redeemed	(7,689)	(9,153)	(1,425)	(337)	(269)	(534)
Units outstanding at end of period	322	323	7,099	8,524	5,167	5,365

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2018*		AST Bond Portfolio 2019		AST Bond Portfolio 2022
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,985)	$(5,538)	$(5,537)	$(5,961)	$(1,910)	$(2,120)
Net realized gains (losses)	48,109	8,645	(3,640)	(203)	27	18,636
Change in unrealized gains (losses)	(46,877)	(6,080)	4,889	2,604	6,453	(15,579)
Increase (decrease) in net assets from operations	(1,753)	(2,973)	(4,288)	(3,560)	4,570	937

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,026)	(64,580)	(55,971)	—	(1,026)	(147,790)
Contract Maintenance Charge	(210)	(210)	(35)	(35)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(346,423)	—	—	1	287,795	(1)
Increase (decrease) in net assets from contract
transactions	(347,659)	(64,790)	(56,006)	(34)	286,769	(147,791)

INCREASE (DECREASE) IN NET ASSETS	(349,412)	(67,763)	(60,294)	(3,594)	291,339	(146,854)
NET ASSETS AT BEGINNING OF PERIOD	349,412	417,175	312,631	316,225	—	146,854
NET ASSETS AT END OF PERIOD	$—	$349,412	$252,337	$312,631	$291,339	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	25,615	30,311	23,461	23,464	—	12,219
Units issued	1	—	—	—	24,342	—
Units redeemed	(25,616)	(4,696)	(4,089)	(3)	(87)	(12,219)
Units outstanding at end of period	—	25,615	19,372	23,461	24,255	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2023		AST Bond Portfolio 2024		AST Bond Portfolio 2026
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,341)	$(850)	$(723)	$(851)	$(11,889)	$(11,672)
Net realized gains (losses)	107	130	60	2,971	(20,677)	(8,846)
Change in unrealized gains (losses)	1,484	831	(400)	(1,990)	8,785	32,782
Increase (decrease) in net assets from operations	250	111	(1,063)	130	(23,781)	12,264

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	(30,000)	(443,289)	(21,437)
Contract Maintenance Charge	(70)	(70)	(35)	(35)	(266)	(276)
Transfers among the sub-accounts and with the
Fixed Account - net	59,482	—	—	(1)	249,594	(134,917)
Increase (decrease) in net assets from contract
transactions	59,412	(70)	(35)	(30,036)	(193,961)	(156,630)

INCREASE (DECREASE) IN NET ASSETS	59,662	41	(1,098)	(29,906)	(217,742)	(144,366)
NET ASSETS AT BEGINNING OF PERIOD	56,748	56,707	50,090	79,996	650,072	794,438
NET ASSETS AT END OF PERIOD	$116,410	$56,748	$48,992	$50,090	$432,330	$650,072

UNITS OUTSTANDING
Units outstanding at beginning of period	5,444	5,450	4,960	7,935	64,672	79,536
Units issued	5,929	—	—	—	59,908	39,112
Units redeemed	(8)	(6)	(4)	(2,975)	(80,750)	(53,976)
Units outstanding at end of period	11,365	5,444	4,956	4,960	43,830	64,672

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2027		AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,634)	$(3,608)	$(65,115)	$(79,369)	$(154)	$(158)
Net realized gains (losses)	(3,666)	(8,873)	639,249	389,553	157	115
Change in unrealized gains (losses)	1,162	19,347	(813,587)	366,908	(636)	476
Increase (decrease) in net assets from operations	(4,138)	6,866	(239,453)	677,092	(633)	433

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,140	4,140	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(84,188)	(171,614)	(1,599,835)	(736,414)	(353)	(224)
Contract Maintenance Charge	(77)	(107)	(12,550)	(12,961)	(10)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	33,399	(58,323)	127,415	641,414	(112)	175
Increase (decrease) in net assets from contract
transactions	(50,866)	(230,044)	(1,480,830)	(103,821)	(475)	(63)

INCREASE (DECREASE) IN NET ASSETS	(55,004)	(223,178)	(1,720,283)	573,271	(1,108)	370
NET ASSETS AT BEGINNING OF PERIOD	109,368	332,546	4,984,650	4,411,379	10,120	9,750
NET ASSETS AT END OF PERIOD	$54,364	$109,368	$3,264,367	$4,984,650	$9,012	$10,120

UNITS OUTSTANDING
Units outstanding at beginning of period	10,987	33,602	333,941	341,624	594	598
Units issued	10,184	15,007	40,943	89,630	21	26
Units redeemed	(15,569)	(37,622)	(141,715)	(97,313)	(49)	(30)
Units outstanding at end of period	5,602	10,987	233,169	333,941	566	594

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Fidelity Institutional AMSM Quantitative*		AST Global Real Estate		AST Goldman Sachs Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,758)	$(22,628)	$(29)	$(32)	$(1,277)	$(1,261)
Net realized gains (losses)	74,497	112,984	211	139	372	1,005
Change in unrealized gains (losses)	(164,543)	106,349	(293)	69	(6,926)	6,250
Increase (decrease) in net assets from operations	(107,804)	196,705	(111)	176	(7,831)	5,994

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(840)	(890)
Payments on termination	(93,743)	(227,037)	(362)	(261)	(43)	(3,948)
Contract Maintenance Charge	(5,130)	(5,394)	(10)	(13)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(142,599)	(114,631)	—	(1)	—	1
Increase (decrease) in net assets from contract
transactions	(241,472)	(347,062)	(372)	(275)	(897)	(4,852)

INCREASE (DECREASE) IN NET ASSETS	(349,276)	(150,357)	(483)	(99)	(8,728)	1,142
NET ASSETS AT BEGINNING OF PERIOD	1,298,383	1,448,740	2,088	2,187	78,899	77,757
NET ASSETS AT END OF PERIOD	$949,107	$1,298,383	$1,605	$2,088	$70,171	$78,899

UNITS OUTSTANDING
Units outstanding at beginning of period	98,360	126,896	151	173	5,725	6,082
Units issued	5,942	13,441	—	—	—	—
Units redeemed	(25,260)	(41,977)	(26)	(22)	(61)	(357)
Units outstanding at end of period	79,042	98,360	125	151	5,664	5,725

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset		AST Goldman Sachs Small-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,415)	$(1,384)	$(5,536)	$(6,378)	$(40)	$(91)
Net realized gains (losses)	9,333	767	7,488	9,795	113	3,915
Change in unrealized gains (losses)	(12,578)	26,217	(34,254)	37,258	(447)	(3,485)
Increase (decrease) in net assets from operations	(4,660)	25,600	(32,302)	40,675	(374)	339

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(519)	(491)	—	—	—	—
Payments on termination	(22,820)	(929)	(8,744)	(2,904)	(143)	(6,515)
Contract Maintenance Charge	(19)	(18)	(836)	(834)	(15)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(645)	724	(13,356)	(99,846)	1	(4)
Increase (decrease) in net assets from contract
transactions	(24,003)	(714)	(22,936)	(103,584)	(157)	(6,534)

INCREASE (DECREASE) IN NET ASSETS	(28,663)	24,886	(55,238)	(62,909)	(531)	(6,195)
NET ASSETS AT BEGINNING OF PERIOD	125,244	100,358	394,411	457,320	2,591	8,786
NET ASSETS AT END OF PERIOD	$96,581	$125,244	$339,173	$394,411	$2,060	$2,591

UNITS OUTSTANDING
Units outstanding at beginning of period	5,829	5,863	29,220	38,058	106	386
Units issued	62	105	515	14,231	—	—
Units redeemed	(1,125)	(139)	(2,346)	(23,069)	(6)	(280)
Units outstanding at end of period	4,766	5,829	27,389	29,220	100	106

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Government Money Market		AST High Yield		AST Hotchkis & Wiley Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,421)	$(5,490)	$(316)	$(313)	$(16)	$(12)
Net realized gains (losses)	—	—	203	489	5	4
Change in unrealized gains (losses)	—	—	(749)	1,541	(184)	204
Increase (decrease) in net assets from operations	(1,421)	(5,490)	(862)	1,717	(195)	196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4	—	—	—	—
Benefit payments	(811,274)	(314,728)	(357)	(382)	—	—
Payments on termination	(124,546)	(572)	(79)	(804)	—	—
Contract Maintenance Charge	(41)	(41)	(20)	(20)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	811,277	226,058	454	(505)	1	—
Increase (decrease) in net assets from contract
transactions	(124,584)	(89,279)	(2)	(1,711)	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS	(126,005)	(94,769)	(864)	6	(196)	194
NET ASSETS AT BEGINNING OF PERIOD	363,490	458,259	27,944	27,938	1,277	1,083
NET ASSETS AT END OF PERIOD	$237,485	$363,490	$27,080	$27,944	$1,081	$1,277

UNITS OUTSTANDING
Units outstanding at beginning of period	40,871	51,054	1,672	1,777	80	80
Units issued	45,569	33,339	27	—	—	—
Units redeemed	(58,914)	(43,522)	(27)	(105)	—	—
Units outstanding at end of period	27,526	40,871	1,672	1,672	80	80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST International Growth		AST International Value		AST Investment Grade Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(571)	$(545)	$(544)	$(649)	$(32,718)	$(30,982)
Net realized gains (losses)	1,040	1,189	926	1,071	22,866	69,761
Change in unrealized gains (losses)	(7,087)	12,126	(7,602)	9,754	18,210	25,522
Increase (decrease) in net assets from operations	(6,618)	12,770	(7,220)	10,176	8,358	64,301

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(987)	(4,817)	(6,543)	(12,636)	(142,107)	(142,140)
Contract Maintenance Charge	(26)	(26)	(19)	(19)	(19,066)	(18,581)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,194)	1,238	—	—	2,606,072	(1,059,767)
Increase (decrease) in net assets from contract
transactions	(2,207)	(3,605)	(6,562)	(12,655)	2,444,899	(1,220,488)

INCREASE (DECREASE) IN NET ASSETS	(8,825)	9,165	(13,782)	(2,479)	2,453,257	(1,156,187)
NET ASSETS AT BEGINNING OF PERIOD	49,009	39,844	48,460	50,939	1,525,966	2,682,153
NET ASSETS AT END OF PERIOD	$40,184	$49,009	$34,678	$48,460	$3,979,223	$1,525,966

UNITS OUTSTANDING
Units outstanding at beginning of period	4,088	4,446	4,557	5,804	93,877	169,581
Units issued	314	439	—	—	195,393	7,697
Units redeemed	(489)	(797)	(613)	(1,247)	(40,337)	(83,401)
Units outstanding at end of period	3,913	4,088	3,944	4,557	248,933	93,877

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity		AST J.P. Morgan Strategic Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,907)	$(2,280)	$(1,815)	$(917)	$(35,139)	$(41,625)
Net realized gains (losses)	7,170	4,759	1,723	246	197,623	65,985
Change in unrealized gains (losses)	(25,195)	16,593	(19,707)	14,770	(304,001)	225,977
Increase (decrease) in net assets from operations	(20,932)	19,072	(19,799)	14,099	(141,517)	250,337

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835	1,835
Benefit payments	—	—	—	—	—	—
Payments on termination	(108,111)	(9,838)	(6,500)	(296)	(168,426)	(126,323)
Contract Maintenance Charge	(983)	(645)	(4)	(4)	(10,395)	(10,585)
Transfers among the sub-accounts and with the
Fixed Account - net	205,803	29,333	1	50,000	(602,533)	129,920
Increase (decrease) in net assets from contract
transactions	96,709	18,850	(6,503)	49,700	(779,519)	(5,153)

INCREASE (DECREASE) IN NET ASSETS	75,777	37,922	(26,302)	63,799	(921,036)	245,184
NET ASSETS AT BEGINNING OF PERIOD	150,902	112,980	111,122	47,323	2,676,829	2,431,645
NET ASSETS AT END OF PERIOD	$226,679	$150,902	$84,820	$111,122	$1,755,793	$2,676,829

UNITS OUTSTANDING
Units outstanding at beginning of period	9,735	8,323	9,775	5,208	199,774	199,597
Units issued	15,016	15,478	—	4,594	9,668	18,500
Units redeemed	(8,975)	(14,066)	(534)	(27)	(71,209)	(18,323)
Units outstanding at end of period	15,776	9,735	9,241	9,775	138,233	199,774

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income*		AST MFS Global Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,720)	$(2,579)	$(405)	$(606)	$(586)	$(709)
Net realized gains (losses)	10,395	12,917	7,769	594	4,954	5,809
Change in unrealized gains (losses)	(14,420)	40,213	(8,557)	1,105	(9,657)	7,985
Increase (decrease) in net assets from operations	(6,745)	50,551	(1,193)	1,093	(5,289)	13,085

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(2,521)	(2,342)	(427)	(631)	(963)	(974)
Payments on termination	(13,917)	(22,503)	—	(2,320)	(9,736)	(12,476)
Contract Maintenance Charge	(43)	(40)	(15)	(24)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(129)	(105)	(47,957)	(1)	1	(1)
Increase (decrease) in net assets from contract
transactions	(16,610)	(24,990)	(48,399)	(2,976)	(10,700)	(13,453)

INCREASE (DECREASE) IN NET ASSETS	(23,355)	25,561	(49,592)	(1,883)	(15,989)	(368)
NET ASSETS AT BEGINNING OF PERIOD	195,270	169,709	49,592	51,475	60,519	60,887
NET ASSETS AT END OF PERIOD	$171,915	$195,270	$—	$49,592	$44,530	$60,519

UNITS OUTSTANDING
Units outstanding at beginning of period	9,110	10,362	3,563	3,777	3,222	3,973
Units issued	1	—	—	—	—	—
Units redeemed	(733)	(1,252)	(3,563)	(214)	(574)	(751)
Units outstanding at end of period	8,378	9,110	—	3,563	2,648	3,222

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value		AST New Discovery Asset Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44)	$(46)	$(314)	$(337)	$(3,824)	$(3,768)
Net realized gains (losses)	457	319	766	2,334	2,663	1,637
Change in unrealized gains (losses)	(351)	724	(4,578)	949	(17,401)	26,228
Increase (decrease) in net assets from operations	62	997	(4,126)	2,946	(18,562)	24,097

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(646)	(472)	(684)	(6,037)	(8,696)	(8,695)
Contract Maintenance Charge	(10)	(9)	(25)	(27)	(2)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	—	(554)	757	(723)	3,376
Increase (decrease) in net assets from contract
transactions	(657)	(481)	(1,263)	(5,307)	(9,421)	(5,322)

INCREASE (DECREASE) IN NET ASSETS	(595)	516	(5,389)	(2,361)	(27,983)	18,775
NET ASSETS AT BEGINNING OF PERIOD	4,041	3,525	24,902	27,263	191,495	172,720
NET ASSETS AT END OF PERIOD	$3,446	$4,041	$19,513	$24,902	$163,512	$191,495

UNITS OUTSTANDING
Units outstanding at beginning of period	190	215	1,202	1,479	13,743	14,151
Units issued	—	—	69	109	471	632
Units redeemed	(29)	(25)	(128)	(386)	(1,147)	(1,040)
Units outstanding at end of period	161	190	1,143	1,202	13,067	13,743

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Parametric Emerging Markets Equity		AST Preservation Asset Allocation		AST Prudential Growth Allocation
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(88)	$(155)	$(73,347)	$(94,614)	$(183,614)	$(188,468)
Net realized gains (losses)	48	2,483	596,311	256,896	1,182,002	228,855
Change in unrealized gains (losses)	(817)	460	(705,263)	347,597	(1,977,070)	1,608,586
Increase (decrease) in net assets from operations	(857)	2,788	(182,299)	509,879	(978,682)	1,648,973

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,500	650
Benefit payments	—	—	—	—	—	—
Payments on termination	(338)	(9,223)	(930,609)	(294,863)	(1,415,788)	(493,806)
Contract Maintenance Charge	(33)	(33)	(23,890)	(25,824)	(73,854)	(71,652)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	(1,037,095)	182,846	(2,309,393)	1,912,913
Increase (decrease) in net assets from contract
transactions	(371)	(9,257)	(1,991,594)	(137,841)	(3,792,535)	1,348,105

INCREASE (DECREASE) IN NET ASSETS	(1,228)	(6,469)	(2,173,893)	372,038	(4,771,217)	2,997,078
NET ASSETS AT BEGINNING OF PERIOD	5,993	12,462	6,218,978	5,846,940	13,651,917	10,654,839
NET ASSETS AT END OF PERIOD	$4,765	$5,993	$4,045,085	$6,218,978	$8,880,700	$13,651,917

UNITS OUTSTANDING
Units outstanding at beginning of period	576	1,454	430,542	438,782	984,750	879,480
Units issued	—	—	13,880	141,526	50,923	171,493
Units redeemed	(34)	(878)	(153,244)	(149,766)	(333,433)	(66,223)
Units outstanding at end of period	542	576	291,178	430,542	702,240	984,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST QMA US Equity Alpha		AST RCM World Trends		AST Small-Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(616)	$(609)	$(22,371)	$(23,296)	$(10)	$(9)
Net realized gains (losses)	5,296	2,203	199,276	35,487	140	32
Change in unrealized gains (losses)	(9,245)	8,820	(284,253)	165,992	(157)	109
Increase (decrease) in net assets from operations	(4,565)	10,414	(107,348)	178,183	(27)	132

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(1,204)	(1,156)	—	—	—	—
Payments on termination	(5,888)	(2,085)	(51,164)	(93,119)	—	—
Contract Maintenance Charge	(11)	(10)	(3,349)	(3,808)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,593)	1,992	(425,432)	42,493	(283)	416
Increase (decrease) in net assets from contract
transactions	(8,696)	(1,259)	(479,945)	(54,434)	(285)	414

INCREASE (DECREASE) IN NET ASSETS	(13,261)	9,155	(587,293)	123,749	(312)	546
NET ASSETS AT BEGINNING OF PERIOD	59,690	50,535	1,403,671	1,279,922	843	297
NET ASSETS AT END OF PERIOD	$46,429	$59,690	$816,378	$1,403,671	$531	$843

UNITS OUTSTANDING
Units outstanding at beginning of period	2,885	2,946	103,956	108,183	38	16
Units issued	173	233	2,616	12,402	30	59
Units redeemed	(589)	(294)	(39,195)	(16,629)	(41)	(37)
Units outstanding at end of period	2,469	2,885	67,377	103,956	27	38

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(295)	$(264)	$(417)	$(420)	$(311)	$(462)
Net realized gains (losses)	938	869	406	1,856	7	46
Change in unrealized gains (losses)	(3,211)	4,506	(6,011)	402	444	1,043
Increase (decrease) in net assets from operations	(2,568)	5,111	(6,022)	1,838	140	627

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(585)	(535)	—	—	—	—
Payments on termination	(231)	(939)	(31)	(4,335)	(1,221)	(18,922)
Contract Maintenance Charge	(13)	(13)	(9)	(10)	(11)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(659)	699	(273)	310	(119)	167
Increase (decrease) in net assets from contract
transactions	(1,488)	(788)	(313)	(4,035)	(1,351)	(18,769)

INCREASE (DECREASE) IN NET ASSETS	(4,056)	4,323	(6,335)	(2,197)	(1,211)	(18,142)
NET ASSETS AT BEGINNING OF PERIOD	24,021	19,698	33,613	35,810	22,828	40,970
NET ASSETS AT END OF PERIOD	$19,965	$24,021	$27,278	$33,613	$21,617	$22,828

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254	1,296	1,679	1,900	1,981	3,549
Units issued	74	123	37	46	29	37
Units redeemed	(145)	(165)	(52)	(267)	(144)	(1,605)
Units outstanding at end of period	1,183	1,254	1,664	1,679	1,866	1,981

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,942)	$(72,019)	$(84)	$(206)	$(248)	$(238)
Net realized gains (losses)	420,075	212,255	312	13,517	146	214
Change in unrealized gains (losses)	(606,345)	406,495	(20)	(7,519)	(1,855)	2,465
Increase (decrease) in net assets from operations	(251,212)	546,731	208	5,792	(1,957)	2,441

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	375	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(580,428)	(365,668)	—	(19,325)	(43)	(801)
Contract Maintenance Charge	(12,670)	(13,024)	(8)	(7)	(12)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(592,386)	182,160	(378)	539	(296)	309
Increase (decrease) in net assets from contract
transactions	(1,185,484)	(196,157)	(386)	(18,793)	(351)	(504)

INCREASE (DECREASE) IN NET ASSETS	(1,436,696)	350,574	(178)	(13,001)	(2,308)	1,937
NET ASSETS AT BEGINNING OF PERIOD	4,399,125	4,048,551	6,737	19,738	18,324	16,387
NET ASSETS AT END OF PERIOD	$2,962,429	$4,399,125	$6,559	$6,737	$16,016	$18,324

UNITS OUTSTANDING
Units outstanding at beginning of period	279,563	291,441	255	1,011	1,433	1,472
Units issued	11,858	33,683	34	67	57	74
Units redeemed	(89,940)	(45,561)	(48)	(823)	(83)	(113)
Units outstanding at end of period	201,481	279,563	241	255	1,407	1,433

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Natural Resources		AST WEDGE Capital Mid-Cap Value		AST Wellington Management Hedged Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(573)	$(584)	$(525)	$(566)	$(3,728)	$(3,688)
Net realized gains (losses)	(185)	—	332	6,182	2,269	10,636
Change in unrealized gains (losses)	(6,497)	4,269	(6,186)	280	(13,729)	19,217
Increase (decrease) in net assets from operations	(7,255)	3,685	(6,379)	5,896	(15,188)	26,165

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(3,643)	(3,460)	—	(8,770)	(2,748)	(33,732)
Contract Maintenance Charge	(23)	(26)	—	—	(392)	(372)
Transfers among the sub-accounts and with the
Fixed Account - net	(604)	707	—	—	(12,561)	30,986
Increase (decrease) in net assets from contract
transactions	(4,270)	(2,779)	—	(8,770)	(15,701)	(3,118)

INCREASE (DECREASE) IN NET ASSETS	(11,525)	906	(6,379)	(2,874)	(30,889)	23,047
NET ASSETS AT BEGINNING OF PERIOD	45,016	44,110	35,893	38,767	238,310	215,263
NET ASSETS AT END OF PERIOD	$33,491	$45,016	$29,514	$35,893	$207,421	$238,310

UNITS OUTSTANDING
Units outstanding at beginning of period	4,756	5,074	1,833	2,296	19,381	19,544
Units issued	143	204	—	—	716	6,208
Units redeemed	(590)	(522)	—	(463)	(2,076)	(6,371)
Units outstanding at end of period	4,309	4,756	1,833	1,833	18,021	19,381

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond*		Invesco V.I. American Franchise		Invesco V.I. American Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(278)	$(120)	$(1,145,293)	$(1,057,348)	$(378,200)	$(288,949)
Net realized gains (losses)	92	122	9,776,257	10,502,646	5,151,381	1,138,712
Change in unrealized gains (losses)	64	614	(11,314,813)	7,490,040	(8,600,431)	1,652,937
Increase (decrease) in net assets from operations	(122)	616	(2,683,849)	16,935,338	(3,827,250)	2,502,700

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	400,161	50,762	92,117	5,340
Benefit payments	(751)	(679)	(3,100,468)	(2,321,720)	(1,533,619)	(997,039)
Payments on termination	(1,371)	—	(5,729,154)	(5,760,759)	(2,655,114)	(2,734,875)
Contract Maintenance Charge	(9)	—	(39,324)	(42,124)	(24,913)	(25,306)
Transfers among the sub-accounts and with the
Fixed Account - net	47,957	—	(1,147,287)	(1,942,457)	(502,942)	(225,414)
Increase (decrease) in net assets from contract
transactions	45,826	(679)	(9,616,072)	(10,016,298)	(4,624,471)	(3,977,294)

INCREASE (DECREASE) IN NET ASSETS	45,704	(63)	(12,299,921)	6,919,040	(8,451,721)	(1,474,594)
NET ASSETS AT BEGINNING OF PERIOD	11,925	11,988	76,637,621	69,718,581	32,375,972	33,850,566
NET ASSETS AT END OF PERIOD	$57,629	$11,925	$64,337,700	$76,637,621	$23,924,251	$32,375,972

UNITS OUTSTANDING
Units outstanding at beginning of period	846	895	3,914,946	4,453,672	1,258,991	1,422,236
Units issued	3,612	—	125,773	102,934	30,935	36,944
Units redeemed	(162)	(49)	(581,984)	(641,660)	(206,262)	(200,189)
Units outstanding at end of period	4,296	846	3,458,735	3,914,946	1,083,664	1,258,991

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Core Plus Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$44,162	$154,492	$(331,624)	$(264,751)	$115,043	$122,530
Net realized gains (losses)	3,568,643	2,335,148	6,302,786	6,068,639	(162,234)	(108,482)
Change in unrealized gains (losses)	(6,335,734)	912,853	(11,846,607)	1,305,267	(173,543)	288,260
Increase (decrease) in net assets from operations	(2,722,929)	3,402,493	(5,875,445)	7,109,155	(220,734)	302,308

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,038	1,338	334,878	21,250	9,477	190
Benefit payments	(1,502,086)	(925,873)	(2,437,151)	(2,944,026)	(468,886)	(149,460)
Payments on termination	(1,819,254)	(1,944,993)	(4,684,747)	(4,743,268)	(558,237)	(461,497)
Contract Maintenance Charge	(8,337)	(9,100)	(29,717)	(32,909)	(1,814)	(1,993)
Transfers among the sub-accounts and with the
Fixed Account - net	1,997	(93,502)	(1,247,590)	(1,480,230)	232,014	11,459
Increase (decrease) in net assets from contract
transactions	(3,326,642)	(2,972,130)	(8,064,327)	(9,179,183)	(787,446)	(601,301)

INCREASE (DECREASE) IN NET ASSETS	(6,049,571)	430,363	(13,939,772)	(2,070,028)	(1,008,180)	(298,993)
NET ASSETS AT BEGINNING OF PERIOD	23,614,141	23,183,778	63,345,215	65,415,243	6,081,867	6,380,860
NET ASSETS AT END OF PERIOD	$17,564,570	$23,614,141	$49,405,443	$63,345,215	$5,073,687	$6,081,867

UNITS OUTSTANDING
Units outstanding at beginning of period	910,643	1,038,320	2,763,109	3,186,361	386,796	424,467
Units issued	48,230	55,130	80,855	51,530	32,840	25,708
Units redeemed	(176,931)	(182,807)	(417,412)	(474,782)	(86,490)	(63,379)
Units outstanding at end of period	781,942	910,643	2,426,552	2,763,109	333,146	386,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,062,749	$303,680	$151,738	$49,794	$(90,884)	$(75,856)
Net realized gains (losses)	13,290,693	14,832,901	1,552,546	995,602	970,810	671,837
Change in unrealized gains (losses)	(24,394,107)	(6,180,546)	(3,831,991)	1,023,117	(4,720,287)	4,418,307
Increase (decrease) in net assets from operations	(10,040,665)	8,956,035	(2,127,707)	2,068,513	(3,840,361)	5,014,288

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	209,586	47,488	21,052	268	43,117	1,816
Benefit payments	(7,810,534)	(6,149,913)	(1,477,569)	(1,025,446)	(2,027,175)	(1,559,439)
Payments on termination	(7,402,652)	(9,716,646)	(1,320,667)	(1,907,739)	(1,621,637)	(1,980,098)
Contract Maintenance Charge	(46,171)	(54,607)	(7,869)	(8,745)	(10,331)	(11,667)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,353,595)	(1,902,442)	(412,597)	188,728	(392,450)	(460,135)
Increase (decrease) in net assets from contract
transactions	(17,403,366)	(17,776,120)	(3,197,650)	(2,752,934)	(4,008,476)	(4,009,523)

INCREASE (DECREASE) IN NET ASSETS	(27,444,031)	(8,820,085)	(5,325,357)	(684,421)	(7,848,837)	1,004,765
NET ASSETS AT BEGINNING OF PERIOD	127,535,775	136,355,860	22,734,253	23,418,674	26,771,715	25,766,950
NET ASSETS AT END OF PERIOD	$100,091,744	$127,535,775	$17,408,896	$22,734,253	$18,922,878	$26,771,715

UNITS OUTSTANDING
Units outstanding at beginning of period	2,308,762	2,662,332	1,044,895	1,180,287	982,203	1,145,543
Units issued	24,143	31,681	41,521	47,389	12,583	11,422
Units redeemed	(320,902)	(385,251)	(190,689)	(182,781)	(158,484)	(174,762)
Units outstanding at end of period	2,012,003	2,308,762	895,727	1,044,895	836,302	982,203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market		Invesco V.I. Government Securities		Invesco V.I. High Yield
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,345	$(30,954)	$38,506	$44,743	$365,985	$297,701
Net realized gains (losses)	—	—	(106,341)	(47,609)	(81,313)	(41,132)
Change in unrealized gains (losses)	—	—	6,586	40,388	(764,921)	305,224
Increase (decrease) in net assets from operations	4,345	(30,954)	(61,249)	37,522	(480,249)	561,793

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,461	—	23,638	—	135,516	1,955
Benefit payments	(72,213)	(151,530)	(696,665)	(310,606)	(732,089)	(429,616)
Payments on termination	(646,160)	(1,448,671)	(399,946)	(355,845)	(605,496)	(798,864)
Contract Maintenance Charge	(2,529)	(2,666)	(2,656)	(3,148)	(5,110)	(5,923)
Transfers among the sub-accounts and with the
Fixed Account - net	848,635	1,100,644	(5,733)	45,198	(117,573)	(54,427)
Increase (decrease) in net assets from contract
transactions	139,194	(502,223)	(1,081,362)	(624,401)	(1,324,752)	(1,286,875)

INCREASE (DECREASE) IN NET ASSETS	143,539	(533,177)	(1,142,611)	(586,879)	(1,805,001)	(725,082)
NET ASSETS AT BEGINNING OF PERIOD	3,317,458	3,850,635	6,426,463	7,013,342	11,289,293	12,014,375
NET ASSETS AT END OF PERIOD	$3,460,997	$3,317,458	$5,283,852	$6,426,463	$9,484,292	$11,289,293

UNITS OUTSTANDING
Units outstanding at beginning of period	303,782	351,454	395,004	432,738	593,611	659,375
Units issued	76,137	111,661	24,899	20,756	35,912	51,210
Units redeemed	(63,648)	(159,333)	(96,317)	(58,490)	(106,643)	(116,974)
Units outstanding at end of period	316,271	303,782	323,586	395,004	522,880	593,611

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. International Growth		Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,282	$3,594	$11,196	$(5,043)	$(83,840)	$(85,167)
Net realized gains (losses)	1,185,518	773,375	130,721	(78,702)	1,301,931	302,576
Change in unrealized gains (losses)	(3,679,766)	2,327,722	(793,165)	567,446	(2,292,222)	912,781
Increase (decrease) in net assets from operations	(2,410,966)	3,104,691	(651,248)	483,701	(1,074,131)	1,130,190

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	162,637	724	40,724	7,928	180	192
Benefit payments	(891,808)	(380,788)	(232,841)	(104,412)	(264,294)	(306,509)
Payments on termination	(1,184,193)	(949,952)	(414,574)	(247,952)	(468,788)	(319,705)
Contract Maintenance Charge	(6,042)	(6,745)	(1,855)	(2,014)	(2,338)	(2,534)
Transfers among the sub-accounts and with the
Fixed Account - net	(356,723)	(269,060)	102,703	398,427	(134,808)	(155,664)
Increase (decrease) in net assets from contract
transactions	(2,276,129)	(1,605,821)	(505,843)	51,977	(870,048)	(784,220)

INCREASE (DECREASE) IN NET ASSETS	(4,687,095)	1,498,870	(1,157,091)	535,678	(1,944,179)	345,970
NET ASSETS AT BEGINNING OF PERIOD	16,790,855	15,291,985	5,805,113	5,269,435	9,222,779	8,876,809
NET ASSETS AT END OF PERIOD	$12,103,760	$16,790,855	$4,648,022	$5,805,113	$7,278,600	$9,222,779

UNITS OUTSTANDING
Units outstanding at beginning of period	721,293	791,467	203,241	200,174	361,994	394,539
Units issued	19,819	15,678	9,033	25,751	6,687	7,828
Units redeemed	(125,042)	(85,852)	(26,501)	(22,684)	(42,253)	(40,373)
Units outstanding at end of period	616,070	721,293	185,773	203,241	326,428	361,994

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index		Invesco V.I. Technology
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89,328)	$(88,029)	$(287)	$45,022	$(42,017)	$(38,220)
Net realized gains (losses)	993,673	565,330	4,592,327	3,755,540	311,368	254,335
Change in unrealized gains (losses)	(1,261,345)	698,142	(6,506,370)	2,180,596	(282,276)	540,973
Increase (decrease) in net assets from operations	(357,000)	1,175,443	(1,914,330)	5,981,158	(12,925)	757,088

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,449	180	722,869	350,750	2,002	1,200
Benefit payments	(157,619)	(193,100)	(1,804,032)	(1,924,524)	(126,291)	(125,615)
Payments on termination	(715,285)	(214,430)	(2,867,347)	(1,415,408)	(239,260)	(148,336)
Contract Maintenance Charge	(1,944)	(2,166)	(10,393)	(11,313)	(1,368)	(1,334)
Transfers among the sub-accounts and with the
Fixed Account - net	212,853	(278,576)	1,023,399	433,478	15,216	14,244
Increase (decrease) in net assets from contract
transactions	(643,546)	(688,092)	(2,935,504)	(2,567,017)	(349,701)	(259,841)

INCREASE (DECREASE) IN NET ASSETS	(1,000,546)	487,351	(4,849,834)	3,414,141	(362,626)	497,247
NET ASSETS AT BEGINNING OF PERIOD	6,412,409	5,925,058	35,211,834	31,797,693	2,862,878	2,365,631
NET ASSETS AT END OF PERIOD	$5,411,863	$6,412,409	$30,362,000	$35,211,834	$2,500,252	$2,862,878

UNITS OUTSTANDING
Units outstanding at beginning of period	231,536	258,655	1,490,867	1,608,072	114,427	125,885
Units issued	20,323	4,489	171,506	102,391	2,942	3,131
Units redeemed	(43,807)	(31,608)	(287,435)	(219,596)	(15,428)	(14,589)
Units outstanding at end of period	208,052	231,536	1,374,938	1,490,867	101,941	114,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. American Value II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(67,197)	$(63,105)	$(340,920)	$(345,614)	$(255,475)	$(210,695)
Net realized gains (losses)	604,975	(39,736)	3,245,167	3,450,137	2,859,202	822,524
Change in unrealized gains (losses)	(1,751,548)	1,028,838	(3,588,422)	1,221,910	(4,721,503)	785,352
Increase (decrease) in net assets from operations	(1,213,770)	925,997	(684,175)	4,326,433	(2,117,776)	1,397,181

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	168	168	8,795	2,238	40,556	6,060
Benefit payments	(320,149)	(219,303)	(621,966)	(461,585)	(644,364)	(1,010,586)
Payments on termination	(267,652)	(174,849)	(2,631,489)	(2,042,836)	(1,434,511)	(2,508,592)
Contract Maintenance Charge	(2,216)	(2,428)	(38,218)	(36,161)	(52,253)	(48,635)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,446)	(76,468)	(533,488)	(629,692)	(485,517)	(200,278)
Increase (decrease) in net assets from contract
transactions	(607,295)	(472,880)	(3,816,366)	(3,168,036)	(2,576,089)	(3,762,031)

INCREASE (DECREASE) IN NET ASSETS	(1,821,065)	453,117	(4,500,541)	1,158,397	(4,693,865)	(2,364,850)
NET ASSETS AT BEGINNING OF PERIOD	6,547,769	6,094,652	19,663,251	18,504,854	18,195,442	20,560,292
NET ASSETS AT END OF PERIOD	$4,726,704	$6,547,769	$15,162,710	$19,663,251	$13,501,577	$18,195,442

UNITS OUTSTANDING
Units outstanding at beginning of period	336,154	361,926	937,461	1,092,199	570,004	696,592
Units issued	18,703	8,112	18,538	30,926	25,104	25,221
Units redeemed	(50,345)	(33,884)	(182,977)	(185,664)	(103,135)	(151,809)
Units outstanding at end of period	304,512	336,154	773,022	937,461	491,973	570,004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Comstock II		Invesco V.I. Core Equity II		Invesco V.I. Core Plus Bond II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(253,544)	$124,154	$(19,885)	$(12,536)	$1,881	$1,641
Net realized gains (losses)	11,406,800	8,009,381	103,379	145,570	(301)	(1,140)
Change in unrealized gains (losses)	(19,869,093)	2,519,258	(200,852)	(53)	(6,323)	4,275
Increase (decrease) in net assets from operations	(8,715,837)	10,652,793	(117,358)	132,981	(4,743)	4,776

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,220	32,811	—	—	—	—
Benefit payments	(3,037,609)	(2,184,693)	(105,404)	(83,584)	—	(4,658)
Payments on termination	(8,224,015)	(8,290,681)	(49,299)	(127,076)	(237)	(3,331)
Contract Maintenance Charge	(122,862)	(112,452)	(2,561)	(2,323)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(638,070)	(2,061,735)	(2,074)	(129,847)	48	97
Increase (decrease) in net assets from contract
transactions	(11,966,336)	(12,616,750)	(159,338)	(342,830)	(189)	(7,892)

INCREASE (DECREASE) IN NET ASSETS	(20,682,173)	(1,963,957)	(276,696)	(209,849)	(4,932)	(3,116)
NET ASSETS AT BEGINNING OF PERIOD	75,227,087	77,191,044	1,179,319	1,389,168	111,199	114,315
NET ASSETS AT END OF PERIOD	$54,544,914	$75,227,087	$902,623	$1,179,319	$106,267	$111,199

UNITS OUTSTANDING
Units outstanding at beginning of period	2,939,701	3,478,924	66,426	85,386	7,963	8,531
Units issued	56,128	61,258	408	638	4	7
Units redeemed	(517,114)	(600,481)	(9,551)	(19,598)	(19)	(575)
Units outstanding at end of period	2,478,715	2,939,701	57,283	66,426	7,948	7,963

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II		Invesco V.I. Global Core Equity II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$85,904	$(87,370)	$49,614	$(67,990)	$(112,039)	$(105,985)
Net realized gains (losses)	2,856,669	3,231,416	1,910,913	1,376,488	397,633	296,202
Change in unrealized gains (losses)	(5,400,403)	(1,278,426)	(4,527,136)	919,485	(2,235,260)	2,114,421
Increase (decrease) in net assets from operations	(2,457,830)	1,865,620	(2,566,609)	2,227,983	(1,949,666)	2,304,638

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,237	60	68,840	18,413	16,679	—
Benefit payments	(944,339)	(1,428,575)	(603,176)	(1,103,046)	(427,543)	(296,868)
Payments on termination	(2,513,093)	(1,822,974)	(3,005,868)	(2,135,428)	(767,716)	(933,743)
Contract Maintenance Charge	(30,901)	(27,567)	(40,878)	(37,138)	(15,879)	(14,891)
Transfers among the sub-accounts and with the
Fixed Account - net	(345,058)	(395,849)	76,350	286,480	(223,359)	(299,306)
Increase (decrease) in net assets from contract
transactions	(3,783,154)	(3,674,905)	(3,504,732)	(2,970,719)	(1,417,818)	(1,544,808)

INCREASE (DECREASE) IN NET ASSETS	(6,240,984)	(1,809,285)	(6,071,341)	(742,736)	(3,367,484)	759,830
NET ASSETS AT BEGINNING OF PERIOD	29,140,317	30,949,602	25,930,750	26,673,486	12,763,907	12,004,077
NET ASSETS AT END OF PERIOD	$22,899,333	$29,140,317	$19,859,409	$25,930,750	$9,396,423	$12,763,907

UNITS OUTSTANDING
Units outstanding at beginning of period	1,418,006	1,601,206	1,125,111	1,259,043	766,717	867,357
Units issued	29,659	42,737	35,180	86,594	13,524	7,246
Units redeemed	(217,561)	(225,937)	(187,795)	(220,526)	(101,100)	(107,886)
Units outstanding at end of period	1,230,104	1,418,006	972,496	1,125,111	679,141	766,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Money Market II		Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,104)	$(5,986)	$178	$7	$5,841	$(162,302)
Net realized gains (losses)	—	—	(1,327)	(4,837)	4,207,413	2,583,258
Change in unrealized gains (losses)	—	—	(1,325)	4,769	(9,301,320)	2,155,262
Increase (decrease) in net assets from operations	(1,104)	(5,986)	(2,474)	(61)	(5,088,066)	4,576,218

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	30,288	7,237
Benefit payments	(31,665)	(1,709)	—	(10,556)	(1,133,694)	(1,469,590)
Payments on termination	(2,628)	(2,217)	(12,987)	(55,005)	(4,980,470)	(3,959,002)
Contract Maintenance Charge	—	—	—	—	(109,941)	(98,221)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(14,157)	33	418	(324,821)	(437,018)
Increase (decrease) in net assets from contract
transactions	(34,293)	(18,083)	(12,954)	(65,143)	(6,518,638)	(5,956,594)

INCREASE (DECREASE) IN NET ASSETS	(35,397)	(24,069)	(15,428)	(65,204)	(11,606,704)	(1,380,376)
NET ASSETS AT BEGINNING OF PERIOD	500,925	524,994	168,624	233,828	40,152,644	41,533,020
NET ASSETS AT END OF PERIOD	$465,528	$500,925	$153,196	$168,624	$28,545,940	$40,152,644

UNITS OUTSTANDING
Units outstanding at beginning of period	55,063	56,987	13,402	18,369	1,299,979	1,505,363
Units issued	3,277	12	11	881	50,253	48,471
Units redeemed	(7,028)	(1,936)	(1,009)	(5,848)	(265,958)	(253,855)
Units outstanding at end of period	51,312	55,063	12,404	13,402	1,084,274	1,299,979

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield II		Invesco V.I. International Growth II		Invesco V.I. Managed Volatility II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$189,645	$148,994	$507	$(8,642)	$(96)	$(372)
Net realized gains (losses)	(67,245)	(29,612)	84,428	82,463	1,548	(5,037)
Change in unrealized gains (losses)	(462,208)	181,501	(381,943)	308,051	(11,995)	14,705
Increase (decrease) in net assets from operations	(339,808)	300,883	(297,008)	381,872	(10,543)	9,296

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,266	306	—	—	—	—
Benefit payments	(328,691)	(285,445)	(6,329)	(7,540)	—	(31,751)
Payments on termination	(431,041)	(398,100)	(188,977)	(180,721)	(9,683)	(2,247)
Contract Maintenance Charge	(8,996)	(5,475)	(7,098)	(7,859)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(36,726)	173,010	(70,406)	(194,130)	5	(7)
Increase (decrease) in net assets from contract
transactions	(790,188)	(515,704)	(272,810)	(390,250)	(9,678)	(34,005)

INCREASE (DECREASE) IN NET ASSETS	(1,129,996)	(214,821)	(569,818)	(8,378)	(20,221)	(24,709)
NET ASSETS AT BEGINNING OF PERIOD	6,948,115	7,162,936	1,960,288	1,968,666	92,495	117,204
NET ASSETS AT END OF PERIOD	$5,818,119	$6,948,115	$1,390,470	$1,960,288	$72,274	$92,495

UNITS OUTSTANDING
Units outstanding at beginning of period	545,572	581,882	153,727	188,233	3,403	4,644
Units issued	14,074	24,655	16,282	6,144	—	1
Units redeemed	(77,495)	(60,965)	(39,762)	(40,650)	(356)	(1,242)
Units outstanding at end of period	482,151	545,572	130,247	153,727	3,047	3,403

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II		Invesco V.I. S&P 500 Index II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,725)	$(16,525)	$(122,596)	$(122,903)	$(244,715)	$(167,082)
Net realized gains (losses)	145,590	59,587	1,011,001	716,707	6,384,018	5,757,469
Change in unrealized gains (losses)	(249,831)	95,128	(1,328,034)	733,048	(8,843,846)	2,836,084
Increase (decrease) in net assets from operations	(119,966)	138,190	(439,629)	1,326,852	(2,704,543)	8,426,471

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	650	650	21,534	62,030
Benefit payments	(4,864)	(47,893)	(175,004)	(137,572)	(1,397,758)	(860,868)
Payments on termination	(123,203)	(170,483)	(602,398)	(651,517)	(5,573,093)	(3,739,942)
Contract Maintenance Charge	(835)	(344)	(17,375)	(16,472)	(73,028)	(58,944)
Transfers among the sub-accounts and with the
Fixed Account - net	4,237	(129,264)	91,818	(512,360)	(512,422)	(655,124)
Increase (decrease) in net assets from contract
transactions	(124,665)	(347,984)	(702,309)	(1,317,271)	(7,534,767)	(5,252,848)

INCREASE (DECREASE) IN NET ASSETS	(244,631)	(209,794)	(1,141,938)	9,581	(10,239,310)	3,173,623
NET ASSETS AT BEGINNING OF PERIOD	1,038,119	1,247,913	7,137,540	7,127,959	50,231,430	47,057,807
NET ASSETS AT END OF PERIOD	$793,488	$1,038,119	$5,995,602	$7,137,540	$39,992,120	$50,231,430

UNITS OUTSTANDING
Units outstanding at beginning of period	49,373	66,570	282,616	338,530	2,392,687	2,658,934
Units issued	712	294	23,090	29,188	60,487	60,890
Units redeemed	(6,900)	(17,491)	(48,227)	(85,102)	(410,853)	(327,137)
Units outstanding at end of period	43,185	49,373	257,479	282,616	2,042,321	2,392,687

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology II		Invesco V.I. Value Opportunities II		AB VPS Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(136)	$(52,626)	$(58,893)	$(252,465)	$(242,841)
Net realized gains (losses)	500	1,464	321,380	(60,999)	2,782,226	1,744,266
Change in unrealized gains (losses)	(506)	1,094	(898,510)	611,436	(2,106,171)	2,531,358
Increase (decrease) in net assets from operations	(120)	2,422	(629,756)	491,544	423,590	4,032,783

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	15,970	—	15,501	204
Benefit payments	—	—	(119,889)	(189,814)	(683,474)	(629,036)
Payments on termination	(43)	(2,621)	(227,177)	(345,668)	(1,026,608)	(1,692,661)
Contract Maintenance Charge	—	—	(7,985)	(4,464)	(22,256)	(21,212)
Transfers among the sub-accounts and with the
Fixed Account - net	(252)	(174)	99,047	(411,852)	(266,730)	(418,398)
Increase (decrease) in net assets from contract
transactions	(295)	(2,795)	(240,034)	(951,798)	(1,983,567)	(2,761,103)

INCREASE (DECREASE) IN NET ASSETS	(415)	(373)	(869,790)	(460,254)	(1,559,977)	1,271,680
NET ASSETS AT BEGINNING OF PERIOD	6,869	7,242	3,356,924	3,817,178	14,873,717	13,602,037
NET ASSETS AT END OF PERIOD	$6,454	$6,869	$2,487,134	$3,356,924	$13,313,740	$14,873,717

UNITS OUTSTANDING
Units outstanding at beginning of period	290	410	169,430	225,098	774,211	922,549
Units issued	—	4	9,669	5,412	18,760	22,146
Units redeemed	(12)	(124)	(20,685)	(61,080)	(109,025)	(170,484)
Units outstanding at end of period	278	290	158,414	169,430	683,946	774,211

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth & Income		AB VPS International Value		AB VPS Large Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393,758)	$(182,708)	$(41,236)	$6,520	$(255,693)	$(246,359)
Net realized gains (losses)	6,474,701	5,611,574	(20,907)	(109,617)	2,872,838	1,957,317
Change in unrealized gains (losses)	(8,835,648)	1,049,997	(1,583,195)	1,688,344	(2,392,285)	2,044,897
Increase (decrease) in net assets from operations	(2,754,705)	6,478,863	(1,645,338)	1,585,247	224,860	3,755,855

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,773	849	500	1,400	75,589	600
Benefit payments	(2,111,810)	(1,707,450)	(144,428)	(169,566)	(497,415)	(419,386)
Payments on termination	(3,468,519)	(2,904,752)	(572,523)	(1,099,610)	(1,481,293)	(1,458,568)
Contract Maintenance Charge	(30,387)	(26,931)	(18,904)	(20,589)	(14,196)	(14,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,672)	(806,040)	441,348	(833,114)	(236,267)	(511,832)
Increase (decrease) in net assets from contract
transactions	(5,669,615)	(5,444,324)	(294,007)	(2,121,479)	(2,153,582)	(2,403,831)

INCREASE (DECREASE) IN NET ASSETS	(8,424,320)	1,034,539	(1,939,345)	(536,232)	(1,928,722)	1,352,024
NET ASSETS AT BEGINNING OF PERIOD	43,474,627	42,440,088	7,190,038	7,726,270	15,074,847	13,722,823
NET ASSETS AT END OF PERIOD	$35,050,307	$43,474,627	$5,250,693	$7,190,038	$13,146,125	$15,074,847

UNITS OUTSTANDING
Units outstanding at beginning of period	1,895,381	2,154,246	594,592	784,351	934,815	1,099,395
Units issued	31,643	33,718	65,401	9,216	36,206	27,499
Units redeemed	(273,301)	(292,583)	(85,420)	(198,975)	(155,844)	(192,079)
Units outstanding at end of period	1,653,723	1,895,381	574,573	594,592	815,177	934,815

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Small/Mid Cap Value		AB VPS Value		American Century VP International
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(145,147)	$(156,132)	$(4,564)	$(4,079)	$(13)	$(37)
Net realized gains (losses)	1,111,168	937,648	30,415	40,255	471	28
Change in unrealized gains (losses)	(2,483,558)	304,778	(116,140)	32,595	(1,568)	1,541
Increase (decrease) in net assets from operations	(1,517,537)	1,086,294	(90,289)	68,771	(1,110)	1,532

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,175	1,400	—	—	—	—
Benefit payments	(311,830)	(390,685)	(15,609)	(39,893)	—	—
Payments on termination	(966,931)	(1,398,342)	(28,639)	(93,513)	—	—
Contract Maintenance Charge	(35,409)	(34,845)	(1,022)	(568)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(405,503)	553,475	(43,378)	(3,014)	(2)	2
Increase (decrease) in net assets from contract
transactions	(1,690,498)	(1,268,997)	(88,648)	(136,988)	(6)	(2)

INCREASE (DECREASE) IN NET ASSETS	(3,208,035)	(182,703)	(178,937)	(68,217)	(1,116)	1,530
NET ASSETS AT BEGINNING OF PERIOD	10,634,729	10,817,432	614,254	682,471	6,764	5,234
NET ASSETS AT END OF PERIOD	$7,426,694	$10,634,729	$435,317	$614,254	$5,648	$6,764

UNITS OUTSTANDING
Units outstanding at beginning of period	271,214	304,816	39,179	48,372	320	321
Units issued	10,192	33,725	596	1,132	—	—
Units redeemed	(54,336)	(67,327)	(6,315)	(10,325)	—	(1)
Units outstanding at end of period	227,070	271,214	33,460	39,179	320	320

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*
	Sub-Account		Sub-Account		Sub-Account
	DWS Bond VIP (Class A)*		DWS Capital Growth VIP (Class A)*		DWS Core Equity VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,187	$3,391	$237	$361	$6,780	$2,735
Net realized gains (losses)	(1,827)	(226)	190,900	191,344	177,398	73,095
Change in unrealized gains (losses)	(11,767)	6,663	(204,989)	118,638	(211,241)	31,395
Increase (decrease) in net assets from operations	(6,407)	9,828	(13,852)	310,343	(27,063)	107,225

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,000	—	5,650	400	—	—
Benefit payments	(5,017)	(4,708)	(46,184)	(24,064)	(16,384)	(7,575)
Payments on termination	(19,912)	—	(42,247)	(92,240)	(96,964)	(45,426)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(4,506)	322	(115,268)	(45,214)	3,494	5,814
Increase (decrease) in net assets from contract
transactions	(24,435)	(4,386)	(198,049)	(161,118)	(109,854)	(47,187)

INCREASE (DECREASE) IN NET ASSETS	(30,842)	5,442	(211,901)	149,225	(136,917)	60,038
NET ASSETS AT BEGINNING OF PERIOD	202,010	196,568	1,422,509	1,273,284	613,285	553,247
NET ASSETS AT END OF PERIOD	$171,168	$202,010	$1,210,608	$1,422,509	$476,368	$613,285

UNITS OUTSTANDING
Units outstanding at beginning of period	11,611	11,876	50,063	56,218	24,502	26,573
Units issued	307	188	1,117	8,503	1,121	3,133
Units redeemed	(1,739)	(453)	(7,573)	(14,658)	(5,294)	(5,204)
Units outstanding at end of period	10,179	11,611	43,607	50,063	20,329	24,502

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series II*
	Sub-Account		Sub-Account		Sub-Account
	DWS CROCI® International VIP (Class A)*		DWS Global Small Cap VIP (Class A)*		DWS Global Income Builder VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$626	$10,904	$(3,306)	$(5,923)	$30,785	$23,548
Net realized gains (losses)	(5,903)	(6,472)	88,898	38,374	110,214	23,424
Change in unrealized gains (losses)	(19,218)	28,739	(242,084)	112,231	(188,004)	100,837
Increase (decrease) in net assets from operations	(24,495)	33,171	(156,492)	144,682	(47,005)	147,809

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	180	5,180	180	—	—
Benefit payments	(2,915)	(2,770)	(31,648)	(14,472)	(11,878)	(10,368)
Payments on termination	(11,528)	(12,836)	(42,890)	(56,884)	(82,675)	(186,502)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(5,819)	(1,283)	(8,193)	(58,613)	(345,651)	(7,815)
Increase (decrease) in net assets from contract
transactions	(20,082)	(16,709)	(77,551)	(129,789)	(440,204)	(204,685)

INCREASE (DECREASE) IN NET ASSETS	(44,577)	16,462	(234,043)	14,893	(487,209)	(56,876)
NET ASSETS AT BEGINNING OF PERIOD	182,295	165,833	823,742	808,849	1,006,856	1,063,732
NET ASSETS AT END OF PERIOD	$137,718	$182,295	$589,699	$823,742	$519,647	$1,006,856

UNITS OUTSTANDING
Units outstanding at beginning of period	13,600	14,982	20,135	23,562	54,029	66,145
Units issued	3	13	627	5,815	1,016	1,747
Units redeemed	(1,523)	(1,395)	(2,504)	(9,242)	(24,597)	(13,863)
Units outstanding at end of period	12,080	13,600	18,258	20,135	30,448	54,029

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series II*		Deutsche DWS Variable Series II*		Dreyfus Stock Index Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	DWS Government Money Market VIP (Class A)*		DWS Small Mid Cap Growth VIP (Class A)*		Dreyfus Stock Index Fund, Inc. (Initial Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$507	$(461)	$(2,596)	$(2,543)	$572	$670
Net realized gains (losses)	—	—	129,973	58,521	9,212	10,636
Change in unrealized gains (losses)	—	—	(173,456)	23,832	(23,980)	29,730
Increase (decrease) in net assets from operations	507	(461)	(46,079)	79,810	(14,196)	41,036

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	240	—	—
Benefit payments	(56,931)	(2,629)	(69,170)	(4,882)	(333)	(310)
Payments on termination	(16,127)	—	(6,969)	(12,533)	(5,250)	(10,449)
Contract Maintenance Charge	—	—	—	—	(190)	(203)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,578)	(36,091)	4,993	(73,590)	(1)	(41)
Increase (decrease) in net assets from contract
transactions	(78,636)	(38,720)	(70,906)	(90,765)	(5,774)	(11,003)

INCREASE (DECREASE) IN NET ASSETS	(78,129)	(39,181)	(116,985)	(10,955)	(19,970)	30,033
NET ASSETS AT BEGINNING OF PERIOD	144,108	183,289	405,560	416,515	243,533	213,500
NET ASSETS AT END OF PERIOD	$65,979	$144,108	$288,575	$405,560	$223,563	$243,533

UNITS OUTSTANDING
Units outstanding at beginning of period	14,287	18,098	16,949	21,099	9,769	10,304
Units issued	1	35	611	5,717	—	—
Units redeemed	(7,815)	(3,846)	(3,524)	(9,867)	(216)	(535)
Units outstanding at end of period	6,473	14,287	14,036	16,949	9,553	9,769

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	VIF Government Money Market		VIF Growth & Income		Federated Government Money Fund II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(239)	$(2,520)	$(130)	$(279)	$(5,176)	$(35,954)
Net realized gains (losses)	—	—	3,165	9,124	—	—
Change in unrealized gains (losses)	—	—	(3,874)	(2,753)	—	—
Increase (decrease) in net assets from operations	(239)	(2,520)	(839)	6,092	(5,176)	(35,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	60	2,810
Benefit payments	(2,007)	(39,377)	—	—	(67,521)	(56,923)
Payments on termination	(2,984)	(55,028)	(4,875)	(27,353)	(224,754)	(274,080)
Contract Maintenance Charge	(93)	(134)	(33)	(67)	(2,622)	(3,013)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,333)	(213)	(251)	(253)	(104,344)	(122,775)
Increase (decrease) in net assets from contract
transactions	(52,417)	(94,752)	(5,159)	(27,673)	(399,181)	(453,981)

INCREASE (DECREASE) IN NET ASSETS	(52,656)	(97,272)	(5,998)	(21,581)	(404,357)	(489,935)
NET ASSETS AT BEGINNING OF PERIOD	230,924	328,196	22,018	43,599	3,046,790	3,536,725
NET ASSETS AT END OF PERIOD	$178,268	$230,924	$16,020	$22,018	$2,642,433	$3,046,790

UNITS OUTSTANDING
Units outstanding at beginning of period	22,790	32,119	951	2,107	271,327	312,217
Units issued	2	59	—	—	1,609	8,881
Units redeemed	(4,754)	(9,388)	(216)	(1,156)	(37,010)	(49,771)
Units outstanding at end of period	18,038	22,790	735	951	235,926	271,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Contrafund		VIP Equity-Income		VIP Government Money Market
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,314)	$(15,631)	$4,582	$1,606	$60,324	$(151,009)
Net realized gains (losses)	442,644	358,463	28,593	21,289	—	—
Change in unrealized gains (losses)	(735,837)	422,600	(88,352)	40,825	—	—
Increase (decrease) in net assets from operations	(322,507)	765,432	(55,177)	63,720	60,324	(151,009)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,675	23,510	180	180	473,088	2,612
Benefit payments	(18,790)	(26,722)	(1,086)	(14,739)	(1,597,270)	(1,984,571)
Payments on termination	(162,268)	(207,493)	(4,782)	(56,741)	(2,609,958)	(1,750,380)
Contract Maintenance Charge	(2,711)	(2,838)	(273)	(291)	(13,679)	(13,307)
Transfers among the sub-accounts and with the
Fixed Account - net	165,180	(272,009)	(14,896)	(20,569)	21,631,816	2,328,591
Increase (decrease) in net assets from contract
transactions	(8,914)	(485,552)	(20,857)	(92,160)	17,883,997	(1,417,055)

INCREASE (DECREASE) IN NET ASSETS	(331,421)	279,880	(76,034)	(28,440)	17,944,321	(1,568,064)
NET ASSETS AT BEGINNING OF PERIOD	4,250,614	3,970,734	587,821	616,261	18,614,742	20,182,806
NET ASSETS AT END OF PERIOD	$3,919,193	$4,250,614	$511,787	$587,821	$36,559,063	$18,614,742

UNITS OUTSTANDING
Units outstanding at beginning of period	134,270	151,354	24,444	28,440	1,890,496	2,034,461
Units issued	6,163	5,239	376	11	2,942,504	544,519
Units redeemed	(6,041)	(22,323)	(1,259)	(4,007)	(1,127,698)	(688,484)
Units outstanding at end of period	134,392	134,270	23,561	24,444	3,705,302	1,890,496

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth		VIP High Income		VIP Index 500
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,609)	$(35,237)	$11,139	$14,561	$14,390	$13,359
Net realized gains (losses)	599,439	571,157	(8,454)	(5,069)	257,521	211,324
Change in unrealized gains (losses)	(583,818)	339,260	(14,808)	12,229	(440,516)	379,366
Increase (decrease) in net assets from operations	(21,988)	875,180	(12,123)	21,721	(168,605)	604,049

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,110	6,949	750	750	7,270	10,912
Benefit payments	(72,447)	(36,909)	(1,291)	(21,694)	(107,617)	(17,011)
Payments on termination	(256,831)	(318,487)	(117,776)	(55,606)	(180,787)	(333,523)
Contract Maintenance Charge	(2,582)	(2,689)	(254)	(330)	(1,909)	(2,151)
Transfers among the sub-accounts and with the
Fixed Account - net	212,012	(435,268)	(45)	1,890	(143,719)	131,343
Increase (decrease) in net assets from contract
transactions	(115,738)	(786,404)	(118,616)	(74,990)	(426,762)	(210,430)

INCREASE (DECREASE) IN NET ASSETS	(137,726)	88,776	(130,739)	(53,269)	(595,367)	393,619
NET ASSETS AT BEGINNING OF PERIOD	2,960,615	2,871,839	366,629	419,898	3,566,528	3,172,909
NET ASSETS AT END OF PERIOD	$2,822,889	$2,960,615	$235,890	$366,629	$2,971,161	$3,566,528

UNITS OUTSTANDING
Units outstanding at beginning of period	141,171	182,143	20,459	24,866	169,467	180,720
Units issued	14,618	8,726	211	3,941	1,371	9,760
Units redeemed	(17,217)	(49,698)	(6,648)	(8,348)	(20,520)	(21,013)
Units outstanding at end of period	138,572	141,171	14,022	20,459	150,318	169,467

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Investment Grade Bond		VIP Overseas		VIP Contrafund (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,893	$7,563	$(137)	$(1,897)	$(349,788)	$(266,747)
Net realized gains (losses)	3,210	8,193	14,823	55,503	3,688,390	2,744,868
Change in unrealized gains (losses)	(24,224)	9,194	(105,139)	104,001	(5,343,569)	2,956,833
Increase (decrease) in net assets from operations	(13,121)	24,950	(90,453)	157,607	(2,004,967)	5,434,954

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	2,360	1,900	3,200	53,072	31,150
Benefit payments	(95)	(346)	(148)	(128)	(1,202,652)	(1,070,918)
Payments on termination	(42,566)	(184,498)	(45,815)	(69,329)	(3,121,036)	(3,341,332)
Contract Maintenance Charge	(475)	(581)	(401)	(463)	(97,854)	(98,935)
Transfers among the sub-accounts and with the
Fixed Account - net	1,170	2,444	(48,166)	(114,707)	(423,248)	(335,206)
Increase (decrease) in net assets from contract
transactions	(41,816)	(180,621)	(92,630)	(181,427)	(4,791,718)	(4,815,241)

INCREASE (DECREASE) IN NET ASSETS	(54,937)	(155,671)	(183,083)	(23,820)	(6,796,685)	619,713
NET ASSETS AT BEGINNING OF PERIOD	714,032	869,703	621,686	645,506	30,415,006	29,795,293
NET ASSETS AT END OF PERIOD	$659,095	$714,032	$438,603	$621,686	$23,618,321	$30,415,006

UNITS OUTSTANDING
Units outstanding at beginning of period	35,369	44,314	39,444	52,367	1,381,228	1,617,734
Units issued	503	858	344	16,625	47,281	44,550
Units redeemed	(2,647)	(9,803)	(7,045)	(29,548)	(261,490)	(281,056)
Units outstanding at end of period	33,225	35,369	32,743	39,444	1,167,019	1,381,228

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,222	$(213)	$(7,333)	$(17,829)	$(11,797)	$(12,766)
Net realized gains (losses)	23,027	16,334	164,367	267,211	153,208	186,321
Change in unrealized gains (losses)	(71,931)	33,763	(330,313)	153,597	(381,840)	228,347
Increase (decrease) in net assets from operations	(46,682)	49,884	(173,279)	402,979	(240,429)	401,902

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	100,438	660
Benefit payments	(1,501)	(26,828)	(40,859)	(112,977)	(66,013)	(13,702)
Payments on termination	(19,907)	(43,136)	(176,954)	(781,685)	(198,632)	(423,938)
Contract Maintenance Charge	(177)	(203)	(9,157)	(10,498)	(13,505)	(12,348)
Transfers among the sub-accounts and with the
Fixed Account - net	2,272	16,595	(98,763)	(380,734)	185,293	3,102
Increase (decrease) in net assets from contract
transactions	(19,313)	(53,572)	(325,733)	(1,285,894)	7,581	(446,226)

INCREASE (DECREASE) IN NET ASSETS	(65,995)	(3,688)	(499,012)	(882,915)	(232,848)	(44,324)
NET ASSETS AT BEGINNING OF PERIOD	483,112	486,800	3,353,939	4,236,854	2,969,502	3,013,826
NET ASSETS AT END OF PERIOD	$417,117	$483,112	$2,854,927	$3,353,939	$2,736,654	$2,969,502

UNITS OUTSTANDING
Units outstanding at beginning of period	24,180	27,101	218,723	306,261	189,698	219,982
Units issued	136	2,858	6,341	13,429	25,820	8,290
Units redeemed	(1,126)	(5,779)	(27,468)	(100,967)	(26,187)	(38,574)
Units outstanding at end of period	23,190	24,180	197,596	218,723	189,331	189,698

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2030 Portfolio (Service Class 2)		VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(8,362)	$(1,882)	$(2,159)	$(98,327)	$(394,450)
Net realized gains (losses)	203,311	127,257	20,263	15,021	—	—
Change in unrealized gains (losses)	(280,851)	142,374	(49,234)	38,432	—	—
Increase (decrease) in net assets from operations	(88,945)	261,269	(30,853)	51,294	(98,327)	(394,450)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,590	—	44,447	5,130
Benefit payments	(28,929)	—	(42,888)	—	(2,339,437)	(2,129,004)
Payments on termination	(507,967)	(330,512)	(89,997)	(50,594)	(2,508,877)	(5,937,187)
Contract Maintenance Charge	(4,485)	(4,885)	(4,219)	(4,173)	(88,271)	(21,620)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,405)	(2,828)	26,668	82,433	22,014,266	8,881,132
Increase (decrease) in net assets from contract
transactions	(584,786)	(338,225)	(102,846)	27,666	17,122,128	798,451

INCREASE (DECREASE) IN NET ASSETS	(673,731)	(76,956)	(133,699)	78,960	17,023,801	404,001
NET ASSETS AT BEGINNING OF PERIOD	1,423,774	1,500,730	859,365	780,405	29,239,628	28,835,627
NET ASSETS AT END OF PERIOD	$750,043	$1,423,774	$725,666	$859,365	$46,263,429	$29,239,628

UNITS OUTSTANDING
Units outstanding at beginning of period	85,345	106,528	65,075	62,730	3,119,154	3,027,119
Units issued	13,960	6	4,972	9,395	2,809,821	1,503,317
Units redeemed	(49,276)	(21,189)	(12,868)	(7,050)	(1,020,602)	(1,411,282)
Units outstanding at end of period	50,029	85,345	57,179	65,075	4,908,373	3,119,154

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth (Service Class 2)		VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,040)	$(1,822)	$(66,023)	$(34,070)	$(25,656)	$(22,688)
Net realized gains (losses)	24,908	15,150	560,053	477,685	165,204	187,287
Change in unrealized gains (losses)	(23,647)	19,741	(907,614)	203,824	9,885	239,541
Increase (decrease) in net assets from operations	(779)	33,069	(413,584)	647,439	149,433	404,140

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45	60	—	—	—	1,737
Benefit payments	(2,876)	—	(177,807)	(186,848)	(290,162)	(942)
Payments on termination	(11,203)	(11,988)	(461,050)	(627,870)	(34,417)	(213,376)
Contract Maintenance Charge	(69)	(87)	(14,418)	(16,065)	(5,798)	(5,195)
Transfers among the sub-accounts and with the
Fixed Account - net	(369)	(1,027)	(58,399)	(208,087)	(187,635)	78,482
Increase (decrease) in net assets from contract
transactions	(14,472)	(13,042)	(711,674)	(1,038,870)	(518,012)	(139,294)

INCREASE (DECREASE) IN NET ASSETS	(15,251)	20,027	(1,125,258)	(391,431)	(368,579)	264,846
NET ASSETS AT BEGINNING OF PERIOD	124,573	104,546	4,608,093	4,999,524	1,588,068	1,323,222
NET ASSETS AT END OF PERIOD	$109,322	$124,573	$3,482,835	$4,608,093	$1,219,489	$1,588,068

UNITS OUTSTANDING
Units outstanding at beginning of period	6,296	7,063	207,545	257,537	65,904	72,486
Units issued	5	5	16,232	6,608	6,465	4,811
Units redeemed	(674)	(772)	(48,243)	(56,600)	(26,554)	(11,393)
Units outstanding at end of period	5,627	6,296	175,534	207,545	45,815	65,904

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP High Income (Service Class 2)		VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,068	$79,571	$(24,806)	$(9,419)	$5	$6
Net realized gains (losses)	(31,453)	(19,717)	1,336,142	430,267	2	—
Change in unrealized gains (losses)	(128,216)	54,792	(1,992,626)	2,003,547	(20)	7
Increase (decrease) in net assets from operations	(93,601)	114,646	(681,290)	2,424,395	(13)	13

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,520	3,810	—	—
Benefit payments	(94,936)	(54,692)	(159,054)	(131,900)	—	—
Payments on termination	(261,668)	(366,524)	(1,590,714)	(702,903)	—	—
Contract Maintenance Charge	(3,781)	(3,378)	(34,375)	(37,002)	(3)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,845)	9,520	(1,694,013)	869,522	13	35
Increase (decrease) in net assets from contract
transactions	(403,230)	(415,074)	(3,473,636)	1,527	10	32

INCREASE (DECREASE) IN NET ASSETS	(496,831)	(300,428)	(4,154,926)	2,425,922	(3)	45
NET ASSETS AT BEGINNING OF PERIOD	2,067,330	2,367,758	14,761,025	12,335,103	583	538
NET ASSETS AT END OF PERIOD	$1,570,499	$2,067,330	$10,606,099	$14,761,025	$580	$583

UNITS OUTSTANDING
Units outstanding at beginning of period	116,095	139,796	711,682	709,647	37	35
Units issued	4,372	4,390	21,266	80,610	1	2
Units redeemed	(27,134)	(28,091)	(187,753)	(78,575)	—	—
Units outstanding at end of period	93,333	116,095	545,195	711,682	38	37

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Mid Cap (Service Class 2)		VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,522)	$(111,352)	$(30)	$(38)	$(20,689)	$(22,203)
Net realized gains (losses)	991,339	650,476	82	58	152,517	(82,474)
Change in unrealized gains (losses)	(2,187,155)	1,078,017	(1,364)	1,833	(92,758)	394,698
Increase (decrease) in net assets from operations	(1,309,338)	1,617,141	(1,312)	1,853	39,070	290,021

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	650	—	—	—	—
Benefit payments	(216,361)	(368,413)	—	—	(107,073)	(7,851)
Payments on termination	(1,053,931)	(1,316,182)	(387)	(394)	(121,361)	(156,019)
Contract Maintenance Charge	(31,687)	(32,557)	(9)	(10)	(4,499)	(4,861)
Transfers among the sub-accounts and with the
Fixed Account - net	(190,098)	88,070	19	(3)	(86,281)	(190,624)
Increase (decrease) in net assets from contract
transactions	(1,490,577)	(1,628,432)	(377)	(407)	(319,214)	(359,355)

INCREASE (DECREASE) IN NET ASSETS	(2,799,915)	(11,291)	(1,689)	1,446	(280,144)	(69,334)
NET ASSETS AT BEGINNING OF PERIOD	9,582,548	9,593,839	8,278	6,832	1,206,007	1,275,341
NET ASSETS AT END OF PERIOD	$6,782,633	$9,582,548	$6,589	$8,278	$925,863	$1,206,007

UNITS OUTSTANDING
Units outstanding at beginning of period	426,390	499,675	427	456	56,750	74,722
Units issued	13,333	24,148	1	—	7,616	146
Units redeemed	(82,094)	(97,433)	(26)	(29)	(21,557)	(18,118)
Units outstanding at end of period	357,629	426,390	402	427	42,809	56,750

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Growth and Income VIP (Class 2)		Franklin Income VIP (Class 2)		Franklin Large Cap Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$150,249	$828,436	$2,288,253	$2,026,787	$(305,514)	$(207,213)
Net realized gains (losses)	875,724	1,592,028	421,740	534,547	2,798,513	2,455,866
Change in unrealized gains (losses)	(2,097,046)	147,357	(6,655,420)	3,449,131	(2,481,868)	2,474,335
Increase (decrease) in net assets from operations	(1,071,073)	2,567,821	(3,945,427)	6,010,465	11,131	4,722,988

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	43,077	45,361	36,692	31,698	21,538	15,522
Benefit payments	(608,328)	(458,590)	(2,950,955)	(2,737,670)	(400,665)	(615,628)
Payments on termination	(1,896,076)	(1,754,013)	(6,556,593)	(7,572,898)	(3,577,877)	(2,648,915)
Contract Maintenance Charge	(67,377)	(56,109)	(141,466)	(146,135)	(52,799)	(56,792)
Transfers among the sub-accounts and with the
Fixed Account - net	(130,321)	(616,563)	(179,138)	(218,578)	(1,040,431)	(1,682,318)
Increase (decrease) in net assets from contract
transactions	(2,659,025)	(2,839,914)	(9,791,460)	(10,643,583)	(5,050,234)	(4,988,131)

INCREASE (DECREASE) IN NET ASSETS	(3,730,098)	(272,093)	(13,736,887)	(4,633,118)	(5,039,103)	(265,143)
NET ASSETS AT BEGINNING OF PERIOD	19,778,387	20,050,480	76,305,102	80,938,220	19,755,948	20,021,091
NET ASSETS AT END OF PERIOD	$16,048,289	$19,778,387	$62,568,215	$76,305,102	$14,716,845	$19,755,948

UNITS OUTSTANDING
Units outstanding at beginning of period	720,878	832,718	3,910,986	4,474,726	968,837	1,235,234
Units issued	19,226	15,764	101,940	190,818	40,441	23,849
Units redeemed	(118,122)	(127,604)	(607,930)	(754,558)	(266,835)	(290,246)
Units outstanding at end of period	621,982	720,878	3,404,996	3,910,986	742,443	968,837

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP (Class 2)		Franklin Mutual Shares VIP (Class 2)		Franklin Small Cap Value VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$53,402	$13,668	$268,428	$265,663	$(136,708)	$(218,016)
Net realized gains (losses)	31,635	502,582	2,414,577	3,039,334	3,004,619	1,936,775
Change in unrealized gains (losses)	(1,064,693)	122,917	(6,657,654)	(311,253)	(5,378,514)	(41,416)
Increase (decrease) in net assets from operations	(979,656)	639,167	(3,974,649)	2,993,744	(2,510,603)	1,677,343

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	650	63,820	53,109	34,254	21,310
Benefit payments	(191,717)	(409,949)	(1,854,139)	(1,396,964)	(298,727)	(635,757)
Payments on termination	(1,002,274)	(924,581)	(4,391,660)	(4,548,737)	(2,496,859)	(2,168,775)
Contract Maintenance Charge	(27,420)	(29,778)	(104,654)	(103,787)	(51,313)	(50,556)
Transfers among the sub-accounts and with the
Fixed Account - net	(102,996)	(217,636)	(763,787)	(484,579)	(55,804)	(51,015)
Increase (decrease) in net assets from contract
transactions	(1,324,407)	(1,581,294)	(7,050,420)	(6,480,958)	(2,868,449)	(2,884,793)

INCREASE (DECREASE) IN NET ASSETS	(2,304,063)	(942,127)	(11,025,069)	(3,487,214)	(5,379,052)	(1,207,450)
NET ASSETS AT BEGINNING OF PERIOD	8,997,034	9,939,161	44,538,268	48,025,482	20,043,422	21,250,872
NET ASSETS AT END OF PERIOD	$6,692,971	$8,997,034	$33,513,199	$44,538,268	$14,664,370	$20,043,422

UNITS OUTSTANDING
Units outstanding at beginning of period	477,292	564,419	1,933,459	2,220,404	535,481	610,023
Units issued	9,482	13,060	43,358	62,425	26,593	34,046
Units redeemed	(79,989)	(100,187)	(348,947)	(349,370)	(103,723)	(108,588)
Units outstanding at end of period	406,785	477,292	1,627,870	1,933,459	458,351	535,481

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)		Franklin U.S. Government Securities VIP (Class 2)		Templeton Developing Markets VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,006)	$(10,684)	$93,360	$104,669	$(60,798)	$(54,472)
Net realized gains (losses)	70,999	61,925	(192,731)	(108,812)	29,719	(76,914)
Change in unrealized gains (losses)	(103,335)	69,431	(30,169)	(20,123)	(1,293,261)	2,679,975
Increase (decrease) in net assets from operations	(43,342)	120,672	(129,540)	(24,266)	(1,324,340)	2,548,589

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,500	—	7,050	28,498	18,680	23,962
Benefit payments	(220)	(5,785)	(557,622)	(297,842)	(190,185)	(179,576)
Payments on termination	(15,898)	(56,809)	(1,163,375)	(1,050,189)	(769,588)	(687,645)
Contract Maintenance Charge	(2,509)	(2,539)	(38,133)	(38,669)	(26,260)	(25,914)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,492)	(27,959)	310,230	(144,128)	34,443	(612,159)
Increase (decrease) in net assets from contract
transactions	(18,619)	(93,092)	(1,441,850)	(1,502,330)	(932,910)	(1,481,332)

INCREASE (DECREASE) IN NET ASSETS	(61,961)	27,580	(1,571,390)	(1,526,596)	(2,257,250)	1,067,257
NET ASSETS AT BEGINNING OF PERIOD	675,105	647,525	9,869,759	11,396,355	8,296,639	7,229,382
NET ASSETS AT END OF PERIOD	$613,144	$675,105	$8,298,369	$9,869,759	$6,039,389	$8,296,639

UNITS OUTSTANDING
Units outstanding at beginning of period	19,086	22,253	802,583	923,462	215,933	259,449
Units issued	625	517	74,186	57,978	13,768	9,433
Units redeemed	(1,042)	(3,684)	(194,406)	(178,857)	(39,825)	(52,949)
Units outstanding at end of period	18,669	19,086	682,363	802,583	189,876	215,933

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP (Class 2)		Templeton Global Bond VIP (Class 2)		Templeton Growth VIP (Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$391,155	$422,249	$(14,317)	$(15,068)	$3,403	$1,691
Net realized gains (losses)	48,535	60,343	552	2,248	70,179	11,080
Change in unrealized gains (losses)	(7,036,186)	5,629,382	17,723	16,875	(166,624)	89,594
Increase (decrease) in net assets from operations	(6,596,496)	6,111,974	3,958	4,055	(93,042)	102,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	69,804	30,254	—	—	—	500
Benefit payments	(1,529,781)	(1,418,531)	(13,246)	(14,998)	9,366	(9,447)
Payments on termination	(4,067,104)	(4,884,089)	(60,174)	(50,856)	(123,895)	(49,906)
Contract Maintenance Charge	(94,809)	(100,622)	(1,297)	(1,367)	(267)	(291)
Transfers among the sub-accounts and with the
Fixed Account - net	524,082	(578,141)	(14,742)	23,478	(11,411)	(2,212)
Increase (decrease) in net assets from contract
transactions	(5,097,808)	(6,951,129)	(89,459)	(43,743)	(126,207)	(61,356)

INCREASE (DECREASE) IN NET ASSETS	(11,694,304)	(839,155)	(85,501)	(39,688)	(219,249)	41,009
NET ASSETS AT BEGINNING OF PERIOD	43,238,867	44,078,022	971,078	1,010,766	677,652	636,643
NET ASSETS AT END OF PERIOD	$31,544,563	$43,238,867	$885,577	$971,078	$458,403	$677,652

UNITS OUTSTANDING
Units outstanding at beginning of period	2,122,388	2,477,117	34,872	36,442	27,157	29,795
Units issued	105,785	81,923	1,433	1,614	497	21
Units redeemed	(367,612)	(436,652)	(4,762)	(3,184)	(5,667)	(2,659)
Units outstanding at end of period	1,860,561	2,122,388	31,543	34,872	21,987	27,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,311)	$(2,960)	$(8,927)	$(19,906)	$(49,778)	$(50,529)
Net realized gains (losses)	9,451	361,537	228,612	143,475	600,366	523,348
Change in unrealized gains (losses)	(154,794)	(181,925)	(406,584)	70,696	(845,423)	(87,740)
Increase (decrease) in net assets from operations	(156,654)	176,652	(186,899)	194,265	(294,835)	385,079

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(275,213)	(84,179)	(343,098)	(45,077)	(163,686)	(96,911)
Payments on termination	(159,930)	(310,242)	(158,319)	(247,011)	(510,269)	(589,317)
Contract Maintenance Charge	(5,610)	(5,623)	(3,989)	(4,338)	(9,896)	(9,211)
Transfers among the sub-accounts and with the
Fixed Account - net	(97,523)	6,413	(103,272)	(14,875)	(104,609)	9,669
Increase (decrease) in net assets from contract
transactions	(538,276)	(393,631)	(608,678)	(311,301)	(788,460)	(685,770)

INCREASE (DECREASE) IN NET ASSETS	(694,930)	(216,979)	(795,577)	(117,036)	(1,083,295)	(300,691)
NET ASSETS AT BEGINNING OF PERIOD	2,200,019	2,416,998	2,139,003	2,256,039	4,149,275	4,449,966
NET ASSETS AT END OF PERIOD	$1,505,089	$2,200,019	$1,343,426	$2,139,003	$3,065,980	$4,149,275

UNITS OUTSTANDING
Units outstanding at beginning of period	122,850	145,801	94,412	108,571	196,310	231,004
Units issued	2,717	6,025	174	314	11,053	9,841
Units redeemed	(31,688)	(28,976)	(26,954)	(14,473)	(46,126)	(44,535)
Units outstanding at end of period	93,879	122,850	67,632	94,412	161,237	196,310

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Janus Henderson VIT Forty (Institutional Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114)	$(89)	$(20,189)	$(15,721)	$(42)	$(195)
Net realized gains (losses)	4,468	431	691,600	727,435	4,552	766
Change in unrealized gains (losses)	(4,585)	1,696	(884,902)	26,116	(3,468)	2,555
Increase (decrease) in net assets from operations	(231)	2,038	(213,491)	737,830	1,042	3,126

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(73,311)	(86,424)	—	—
Payments on termination	(222)	—	(311,938)	(530,797)	(13,302)	—
Contract Maintenance Charge	(18)	(18)	(8,409)	(8,246)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)	(125,910)	(331,790)	(129)	(149)
Increase (decrease) in net assets from contract
transactions	(239)	(19)	(519,568)	(957,257)	(13,437)	(155)

INCREASE (DECREASE) IN NET ASSETS	(470)	2,019	(733,059)	(219,427)	(12,395)	2,971
NET ASSETS AT BEGINNING OF PERIOD	9,150	7,131	3,583,493	3,802,920	14,028	11,057
NET ASSETS AT END OF PERIOD	$8,680	$9,150	$2,850,434	$3,583,493	$1,633	$14,028

UNITS OUTSTANDING
Units outstanding at beginning of period	494	494	156,384	202,162	412	417
Units issued	—	—	8,956	4,633	—	—
Units redeemed	(15)	—	(30,362)	(50,411)	(364)	(5)
Units outstanding at end of period	479	494	134,978	156,384	48	412

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$1	$1	$—	$277,037	$306,697
Net realized gains (losses)	—	1	36	16	306,205	269,750
Change in unrealized gains (losses)	(24)	23	(89)	43	(1,207,216)	357,454
Increase (decrease) in net assets from operations	(23)	25	(52)	59	(623,974)	933,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	18,547	6,416
Benefit payments	—	—	—	—	(545,964)	(529,027)
Payments on termination	—	—	—	—	(1,261,811)	(1,552,349)
Contract Maintenance Charge	(1)	(1)	(5)	(5)	(35,342)	(35,717)
Transfers among the sub-accounts and with the
Fixed Account - net	22	1	24	4	(112,353)	566,331
Increase (decrease) in net assets from contract
transactions	21	—	19	(1)	(1,936,923)	(1,544,346)

INCREASE (DECREASE) IN NET ASSETS	(2)	25	(33)	58	(2,560,897)	(610,445)
NET ASSETS AT BEGINNING OF PERIOD	118	93	507	449	12,587,294	13,197,739
NET ASSETS AT END OF PERIOD	$116	$118	$474	$507	$10,026,397	$12,587,294

UNITS OUTSTANDING
Units outstanding at beginning of period	2	2	22	22	641,400	721,160
Units issued	—	—	1	—	19,836	55,829
Units redeemed	1	—	(1)	—	(119,571)	(135,589)
Units outstanding at end of period	3	2	22	22	541,665	641,400

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,110)	$(22,204)	$(28,173)	$(37,039)	$(83,474)	$(89,354)
Net realized gains (losses)	486,136	337,574	976,047	1,541,695	1,123,634	160,847
Change in unrealized gains (losses)	(769,831)	36,894	(1,661,255)	(494,265)	(1,212,966)	998,739
Increase (decrease) in net assets from operations	(292,805)	352,264	(713,381)	1,010,391	(172,806)	1,070,232

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,970	2,319	25,235	650	7,356	5,215
Benefit payments	(123,748)	(33,776)	(435,181)	(323,239)	(102,972)	(121,074)
Payments on termination	(438,550)	(439,009)	(911,214)	(1,344,552)	(764,228)	(738,687)
Contract Maintenance Charge	(6,575)	(7,005)	(23,484)	(26,031)	(17,547)	(17,697)
Transfers among the sub-accounts and with the
Fixed Account - net	(91,050)	(7,419)	(330,590)	(517,235)	(79,762)	(217,056)
Increase (decrease) in net assets from contract
transactions	(628,953)	(484,890)	(1,675,234)	(2,210,407)	(957,153)	(1,089,299)

INCREASE (DECREASE) IN NET ASSETS	(921,758)	(132,626)	(2,388,615)	(1,200,016)	(1,129,959)	(19,067)
NET ASSETS AT BEGINNING OF PERIOD	3,463,936	3,596,562	8,945,959	10,145,975	5,547,933	5,567,000
NET ASSETS AT END OF PERIOD	$2,542,178	$3,463,936	$6,557,344	$8,945,959	$4,417,974	$5,547,933

UNITS OUTSTANDING
Units outstanding at beginning of period	145,524	167,273	459,829	581,502	212,361	258,019
Units issued	5,622	7,426	10,668	15,101	6,119	5,834
Units redeemed	(32,693)	(29,175)	(97,941)	(136,774)	(41,793)	(51,492)
Units outstanding at end of period	118,453	145,524	372,556	459,829	176,687	212,361

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS Investors Trust
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108,880)	$(122,904)	$(11,459)	$(9,769)	$(6,376)	$(5,273)
Net realized gains (losses)	566,004	1,541,694	123,059	48,350	55,997	50,834
Change in unrealized gains (losses)	(2,049,892)	(850,760)	(90,117)	154,336	(100,511)	105,491
Increase (decrease) in net assets from operations	(1,592,768)	568,030	21,483	192,917	(50,890)	151,052

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,302	30,390	—	500	—	—
Benefit payments	(164,196)	(264,202)	(34,843)	(16,597)	(9,383)	(3,859)
Payments on termination	(1,748,791)	(1,289,581)	(21,348)	(19,973)	(44,464)	(32,380)
Contract Maintenance Charge	(25,230)	(26,128)	(492)	(481)	(508)	(553)
Transfers among the sub-accounts and with the
Fixed Account - net	60,435	278,605	(57,623)	(2,541)	630	(28,219)
Increase (decrease) in net assets from contract
transactions	(1,869,480)	(1,270,916)	(114,306)	(39,092)	(53,725)	(65,011)

INCREASE (DECREASE) IN NET ASSETS	(3,462,248)	(702,886)	(92,823)	153,825	(104,615)	86,041
NET ASSETS AT BEGINNING OF PERIOD	11,125,598	11,828,484	821,062	667,237	811,619	725,578
NET ASSETS AT END OF PERIOD	$7,663,350	$11,125,598	$728,239	$821,062	$707,004	$811,619

UNITS OUTSTANDING
Units outstanding at beginning of period	553,441	616,750	33,955	35,837	38,898	42,210
Units issued	18,302	35,432	815	85	189	78
Units redeemed	(116,103)	(98,741)	(4,529)	(1,967)	(2,644)	(3,390)
Units outstanding at end of period	455,640	553,441	30,241	33,955	36,443	38,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery		MFS Research		MFS Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,637)	$(14,542)	$(3,790)	$(396)	$18,187	$17,339
Net realized gains (losses)	228,054	33,848	69,025	38,792	838	3,917
Change in unrealized gains (losses)	(211,786)	230,493	(89,770)	52,611	(38,376)	4,799
Increase (decrease) in net assets from operations	631	249,799	(24,535)	91,007	(19,351)	26,055

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,077	1,407	—	—	804	1,554
Benefit payments	—	(3,839)	(16,756)	(12,226)	(94)	(9,643)
Payments on termination	(86,682)	(36,186)	(21,960)	(10,349)	(39,935)	(28,591)
Contract Maintenance Charge	(787)	(793)	(165)	(175)	(411)	(455)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,177)	(35,551)	(16)	(9)	102,498	(20,599)
Increase (decrease) in net assets from contract
transactions	(251,569)	(74,962)	(38,897)	(22,759)	62,862	(57,734)

INCREASE (DECREASE) IN NET ASSETS	(250,938)	174,837	(63,432)	68,248	43,511	(31,679)
NET ASSETS AT BEGINNING OF PERIOD	1,215,986	1,041,149	497,845	429,597	820,105	851,784
NET ASSETS AT END OF PERIOD	$965,048	$1,215,986	$434,413	$497,845	$863,616	$820,105

UNITS OUTSTANDING
Units outstanding at beginning of period	35,359	37,725	24,947	26,153	39,464	42,329
Units issued	114	267	—	—	5,129	364
Units redeemed	(6,279)	(2,633)	(1,872)	(1,206)	(2,076)	(3,229)
Units outstanding at end of period	29,194	35,359	23,075	24,947	42,517	39,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities		MFS Growth (Service Class)		MFS Investors Trust (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(718)	$7,347	$(1,068)	$(1,303)	$(1,456)	$(1,224)
Net realized gains (losses)	4,749	1,451	15,796	4,993	9,762	7,351
Change in unrealized gains (losses)	(4,559)	21,459	(11,933)	16,747	(16,968)	17,817
Increase (decrease) in net assets from operations	(528)	30,257	2,795	20,437	(8,662)	23,944

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(13,043)	—	(41,782)	—	—	—
Payments on termination	(6,058)	(5,976)	(1,375)	(1,205)	(9,032)	(2,415)
Contract Maintenance Charge	(37)	(38)	(24)	(22)	(63)	(75)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(3)	(2,437)	(1,255)	94	(3,267)
Increase (decrease) in net assets from contract
transactions	(19,140)	(6,017)	(45,618)	(2,482)	(9,001)	(5,757)

INCREASE (DECREASE) IN NET ASSETS	(19,668)	24,240	(42,823)	17,955	(17,663)	18,187
NET ASSETS AT BEGINNING OF PERIOD	253,699	229,459	89,710	71,755	133,865	115,678
NET ASSETS AT END OF PERIOD	$234,031	$253,699	$46,887	$89,710	$116,202	$133,865

UNITS OUTSTANDING
Units outstanding at beginning of period	7,644	7,829	3,560	3,696	6,464	6,772
Units issued	—	—	—	—	5	—
Units redeemed	(567)	(185)	(1,355)	(136)	(433)	(308)
Units outstanding at end of period	7,077	7,644	2,205	3,560	6,036	6,464

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery Series (Service Class)*		MFS Research (Service Class)		MFS Utilities (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,138)	$(1,078)	$(436)	$(149)	$(3,546)	$16,913
Net realized gains (losses)	13,543	3,851	5,205	3,030	21,706	32,965
Change in unrealized gains (losses)	(13,257)	13,068	(7,076)	4,041	(20,626)	27,318
Increase (decrease) in net assets from operations	(852)	15,841	(2,307)	6,922	(2,466)	77,196

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15	20	—	—	—	—
Benefit payments	—	—	—	—	(191)	99
Payments on termination	(7,514)	(15,430)	(704)	(833)	(103,476)	(206,857)
Contract Maintenance Charge	(44)	(48)	(13)	(20)	(3)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,551)	(1,784)	(14)	(25)	261	(3,876)
Increase (decrease) in net assets from contract
transactions	(10,094)	(17,242)	(731)	(878)	(103,409)	(210,648)

INCREASE (DECREASE) IN NET ASSETS	(10,946)	(1,401)	(3,038)	6,044	(105,875)	(133,452)
NET ASSETS AT BEGINNING OF PERIOD	73,022	74,423	39,101	33,057	550,700	684,152
NET ASSETS AT END OF PERIOD	$62,076	$73,022	$36,063	$39,101	$444,825	$550,700

UNITS OUTSTANDING
Units outstanding at beginning of period	3,114	3,998	1,884	1,931	17,368	23,845
Units issued	12	20	—	—	11	184
Units redeemed	(406)	(904)	(34)	(47)	(3,009)	(6,661)
Units outstanding at end of period	2,720	3,114	1,850	1,884	14,370	17,368

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust II		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		Morgan Stanley VIF Core Plus Fixed Income		Morgan Stanley VIF Emerging Markets Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,668	$12,601	$1,641	$2,613	$(166,607)	$(134,691)
Net realized gains (losses)	(3,084)	(866)	242	2,507	403,310	366,037
Change in unrealized gains (losses)	(14,459)	767	(5,636)	3,701	(3,033,168)	3,979,600
Increase (decrease) in net assets from operations	(8,875)	12,502	(3,753)	8,821	(2,796,465)	4,210,946

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	75	300	—	—	8,797	1,648
Benefit payments	—	—	—	—	(449,031)	(656,514)
Payments on termination	(39,754)	(14,358)	(11,024)	(13,092)	(862,425)	(746,997)
Contract Maintenance Charge	(115)	(138)	(122)	(140)	(4,266)	(5,032)
Transfers among the sub-accounts and with the
Fixed Account - net	2,234	1,260	455	(65,932)	(392,845)	(301,380)
Increase (decrease) in net assets from contract
transactions	(37,560)	(12,936)	(10,691)	(79,164)	(1,699,770)	(1,708,275)

INCREASE (DECREASE) IN NET ASSETS	(46,435)	(434)	(14,444)	(70,343)	(4,496,235)	2,502,671
NET ASSETS AT BEGINNING OF PERIOD	234,417	234,851	172,931	243,274	15,937,482	13,434,811
NET ASSETS AT END OF PERIOD	$187,982	$234,417	$158,487	$172,931	$11,441,247	$15,937,482

UNITS OUTSTANDING
Units outstanding at beginning of period	11,044	11,657	10,732	15,549	676,115	756,804
Units issued	184	130	31	64	31,449	44,072
Units redeemed	(1,974)	(743)	(666)	(4,881)	(112,771)	(124,761)
Units outstanding at end of period	9,254	11,044	10,097	10,732	594,793	676,115

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Infrastructure		Morgan Stanley VIF Global Strategist		Morgan Stanley VIF Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$547,836	$353,090	$(142,417)	$(155,147)	$(456,498)	$(409,859)
Net realized gains (losses)	432,461	1,266,867	2,803,199	1,181,655	7,273,049	3,469,257
Change in unrealized gains (losses)	(3,999,149)	2,514,538	(6,583,021)	6,692,908	(4,995,083)	5,397,044
Increase (decrease) in net assets from operations	(3,018,852)	4,134,495	(3,922,239)	7,719,416	1,821,468	8,456,442

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,235	360	67,846	2,462	21,203	4,685
Benefit payments	(2,896,893)	(3,062,285)	(3,113,446)	(4,280,078)	(754,890)	(840,900)
Payments on termination	(1,928,715)	(2,402,098)	(2,728,415)	(3,631,119)	(2,778,200)	(1,894,189)
Contract Maintenance Charge	(11,981)	(14,022)	(17,947)	(20,773)	(27,492)	(24,841)
Transfers among the sub-accounts and with the
Fixed Account - net	(749,410)	(459,902)	(1,369,866)	(781,236)	(471,350)	(1,056,269)
Increase (decrease) in net assets from contract
transactions	(5,561,764)	(5,937,947)	(7,161,828)	(8,710,744)	(4,010,729)	(3,811,514)

INCREASE (DECREASE) IN NET ASSETS	(8,580,616)	(1,803,452)	(11,084,067)	(991,328)	(2,189,261)	4,644,928
NET ASSETS AT BEGINNING OF PERIOD	36,447,423	38,250,875	56,496,243	57,487,571	26,765,123	22,120,195
NET ASSETS AT END OF PERIOD	$27,866,807	$36,447,423	$45,412,176	$56,496,243	$24,575,862	$26,765,123

UNITS OUTSTANDING
Units outstanding at beginning of period	773,201	906,684	3,534,299	4,167,920	977,395	1,123,772
Units issued	10,653	37,642	67,035	73,741	62,690	59,005
Units redeemed	(129,059)	(171,125)	(561,670)	(707,362)	(198,208)	(205,382)
Units outstanding at end of period	654,795	773,201	3,039,664	3,534,299	841,877	977,395

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Mid Cap Growth		Morgan Stanley VIF U.S. Real Estate		Morgan Stanley VIF Emerging Markets Debt (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(210,747)	$(177,550)	$131,733	$(27,620)	$233,272	$258,764
Net realized gains (losses)	2,958,585	43,777	579,149	808,774	(118,362)	(31,199)
Change in unrealized gains (losses)	(1,707,554)	3,332,283	(1,924,163)	(602,688)	(642,055)	299,771
Increase (decrease) in net assets from operations	1,040,284	3,198,510	(1,213,281)	178,466	(527,145)	527,336

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,968	120	7,494	3,401	4,163	4,635
Benefit payments	(575,823)	(359,894)	(338,012)	(463,309)	(246,036)	(160,760)
Payments on termination	(680,060)	(698,543)	(903,030)	(1,130,917)	(657,060)	(889,349)
Contract Maintenance Charge	(2,979)	(3,049)	(3,206)	(3,979)	(15,307)	(8,722)
Transfers among the sub-accounts and with the
Fixed Account - net	543,435	(315,982)	(514,717)	(732,766)	66,236	(125,082)
Increase (decrease) in net assets from contract
transactions	(694,459)	(1,377,348)	(1,751,471)	(2,327,570)	(848,004)	(1,179,278)

INCREASE (DECREASE) IN NET ASSETS	345,825	1,821,162	(2,964,752)	(2,149,104)	(1,375,149)	(651,942)
NET ASSETS AT BEGINNING OF PERIOD	11,077,190	9,256,028	14,209,978	16,359,082	6,487,458	7,139,400
NET ASSETS AT END OF PERIOD	$11,423,015	$11,077,190	$11,245,226	$14,209,978	$5,112,309	$6,487,458

UNITS OUTSTANDING
Units outstanding at beginning of period	383,273	436,905	331,902	387,172	245,084	290,216
Units issued	48,147	18,377	7,554	8,652	12,532	11,900
Units redeemed	(68,520)	(72,009)	(49,449)	(63,922)	(46,877)	(57,032)
Units outstanding at end of period	362,900	383,273	290,007	331,902	210,739	245,084

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Emerging Markets Equity (Class II)		Morgan Stanley VIF Global Franchise (Class II)		Morgan Stanley VIF Global Infrastructure (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,207)	$(43,622)	$(161,605)	$(101,184)	$102,958	$48,624
Net realized gains (losses)	147,357	141,207	3,483,244	2,859,031	146,400	406,897
Change in unrealized gains (losses)	(869,072)	1,198,411	(4,010,270)	2,798,464	(1,188,862)	659,244
Increase (decrease) in net assets from operations	(770,922)	1,295,996	(688,631)	5,556,311	(939,504)	1,114,765

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	35,127	5,103	1,550	—
Benefit payments	(205,716)	(133,384)	(1,548,990)	(839,071)	(314,679)	(607,326)
Payments on termination	(478,957)	(912,498)	(2,289,282)	(2,817,025)	(1,039,050)	(486,511)
Contract Maintenance Charge	(13,725)	(16,733)	(69,646)	(64,877)	(5,843)	(6,090)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,148)	(10,596)	(240,789)	(960,104)	(42,224)	(161,543)
Increase (decrease) in net assets from contract
transactions	(826,546)	(1,073,211)	(4,113,580)	(4,675,974)	(1,400,246)	(1,261,470)

INCREASE (DECREASE) IN NET ASSETS	(1,597,468)	222,785	(4,802,211)	880,337	(2,339,750)	(146,705)
NET ASSETS AT BEGINNING OF PERIOD	4,520,909	4,298,124	26,129,724	25,249,387	10,728,092	10,874,797
NET ASSETS AT END OF PERIOD	$2,923,441	$4,520,909	$21,327,513	$26,129,724	$8,388,342	$10,728,092

UNITS OUTSTANDING
Units outstanding at beginning of period	116,229	147,008	753,600	899,814	579,273	647,246
Units issued	6,993	4,929	9,261	16,749	6,993	4,446
Units redeemed	(30,145)	(35,708)	(124,215)	(162,963)	(83,445)	(72,419)
Units outstanding at end of period	93,077	116,229	638,646	753,600	502,821	579,273

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)		Morgan Stanley VIF Growth (Class II)		Morgan Stanley VIF Mid Cap Growth (Class II)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(127,563)	$(142,656)	$(95,997)	$(88,163)	$(204,508)	$(203,312)
Net realized gains (losses)	960,403	428,029	1,607,262	787,185	3,173,476	11,581
Change in unrealized gains (losses)	(2,245,419)	2,245,854	(1,173,536)	1,062,022	(1,711,516)	3,897,555
Increase (decrease) in net assets from operations	(1,412,579)	2,531,227	337,729	1,761,044	1,257,452	3,705,824

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,404	1,560	650	815	11,186	8,091
Benefit payments	(818,291)	(975,568)	(111,121)	(153,842)	(624,100)	(256,731)
Payments on termination	(1,157,912)	(1,503,947)	(357,765)	(446,424)	(1,622,525)	(1,654,651)
Contract Maintenance Charge	(23,145)	(22,870)	(19,808)	(15,473)	(46,607)	(42,706)
Transfers among the sub-accounts and with the
Fixed Account - net	(611,898)	(485,969)	(175,002)	(240,906)	(754,058)	(940,638)
Increase (decrease) in net assets from contract
transactions	(2,606,842)	(2,986,794)	(663,046)	(855,830)	(3,036,104)	(2,886,635)

INCREASE (DECREASE) IN NET ASSETS	(4,019,421)	(455,567)	(325,317)	905,214	(1,778,652)	819,189
NET ASSETS AT BEGINNING OF PERIOD	19,174,510	19,630,077	5,522,021	4,616,807	11,937,910	11,118,721
NET ASSETS AT END OF PERIOD	$15,155,089	$19,174,510	$5,196,704	$5,522,021	$10,159,258	$11,937,910

UNITS OUTSTANDING
Units outstanding at beginning of period	1,254,151	1,459,997	142,276	167,151	460,693	592,106
Units issued	16,672	22,127	14,428	6,106	19,864	12,440
Units redeemed	(192,246)	(227,973)	(30,590)	(30,981)	(126,128)	(143,853)
Units outstanding at end of period	1,078,577	1,254,151	126,114	142,276	354,429	460,693

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF U.S. Real Estate (Class II)		European Equity*		Income Plus
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173,982	$(95,402)	$268,014	$343,623	$787,721	$1,002,868
Net realized gains (losses)	1,028,660	1,174,564	(1,352,074)	(37,010)	832,830	523,524
Change in unrealized gains (losses)	(3,364,524)	(813,233)	(1,238,884)	4,073,317	(3,862,996)	817,467
Increase (decrease) in net assets from operations	(2,161,882)	265,929	(2,322,944)	4,379,930	(2,242,445)	2,343,859

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,383	11,374	2,782	1,222	41,903	4,349
Benefit payments	(483,005)	(467,935)	(794,767)	(890,054)	(2,728,925)	(3,548,373)
Payments on termination	(2,188,023)	(2,733,365)	(967,693)	(1,684,210)	(3,168,530)	(3,239,007)
Contract Maintenance Charge	(72,754)	(63,309)	(7,203)	(10,150)	(14,135)	(16,360)
Transfers among the sub-accounts and with the
Fixed Account - net	(221,781)	419,682	(19,117,035)	(192,937)	(748,341)	(675,453)
Increase (decrease) in net assets from contract
transactions	(2,937,180)	(2,833,553)	(20,883,916)	(2,776,129)	(6,618,028)	(7,474,844)

INCREASE (DECREASE) IN NET ASSETS	(5,099,062)	(2,567,624)	(23,206,860)	1,603,801	(8,860,473)	(5,130,985)
NET ASSETS AT BEGINNING OF PERIOD	25,033,933	27,601,557	23,206,860	21,603,059	43,809,831	48,940,816
NET ASSETS AT END OF PERIOD	$19,934,871	$25,033,933	$—	$23,206,860	$34,949,358	$43,809,831

UNITS OUTSTANDING
Units outstanding at beginning of period	675,250	752,812	626,968	699,125	1,191,804	1,398,179
Units issued	29,229	37,004	11,214	20,826	27,949	68,889
Units redeemed	(110,589)	(114,566)	(638,182)	(92,983)	(212,939)	(275,264)
Units outstanding at end of period	593,890	675,250	—	626,968	1,006,814	1,191,804

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration*		Multi Cap Growth		European Equity (Class Y Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,238	$43,013	$(2,974,482)	$(2,478,276)	$38,442	$55,638
Net realized gains (losses)	(816,571)	(145,223)	65,991,282	24,263,364	(342,908)	(3,787)
Change in unrealized gains (losses)	716,714	95,073	(38,893,111)	45,939,233	(335,574)	1,067,690
Increase (decrease) in net assets from operations	(80,619)	(7,137)	24,123,689	67,724,321	(640,040)	1,119,541

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	166,962	—	1,924,239	9,732	1,434	870
Benefit payments	(253,613)	(414,104)	(13,014,164)	(6,435,540)	(177,972)	(81,625)
Payments on termination	(295,134)	(350,881)	(12,814,729)	(14,685,803)	(459,171)	(376,843)
Contract Maintenance Charge	(1,817)	(2,506)	(61,425)	(61,884)	(3,878)	(7,960)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,303,328)	126,512	(4,098,647)	(4,169,824)	(4,937,303)	(81,081)
Increase (decrease) in net assets from contract
transactions	(4,686,930)	(640,979)	(28,064,726)	(25,343,319)	(5,576,890)	(546,639)

INCREASE (DECREASE) IN NET ASSETS	(4,767,549)	(648,116)	(3,941,037)	42,381,002	(6,216,930)	572,902
NET ASSETS AT BEGINNING OF PERIOD	4,767,549	5,415,665	194,167,573	151,786,571	6,216,930	5,644,028
NET ASSETS AT END OF PERIOD	$—	$4,767,549	$190,226,536	$194,167,573	$—	$6,216,930

UNITS OUTSTANDING
Units outstanding at beginning of period	440,457	499,529	1,841,045	2,090,554	488,604	534,228
Units issued	38,031	28,235	49,290	46,398	10,759	9,763
Units redeemed	(478,488)	(87,307)	(246,443)	(295,907)	(499,363)	(55,387)
Units outstanding at end of period	—	440,457	1,643,892	1,841,045	—	488,604

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$618,247	$765,786	$(20,588)	$48,291	$(978,329)	$(840,723)
Net realized gains (losses)	854,660	460,414	(3,609,847)	(469,190)	17,913,994	6,980,713
Change in unrealized gains (losses)	(4,169,998)	1,048,014	3,216,114	265,720	(10,779,952)	11,842,286
Increase (decrease) in net assets from operations	(2,697,091)	2,274,214	(414,321)	(155,179)	6,155,713	17,982,276

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	34,549	2,222	250	300	59,723	3,060
Benefit payments	(2,182,110)	(3,137,337)	(543,243)	(923,788)	(1,350,082)	(1,939,545)
Payments on termination	(3,785,740)	(4,094,740)	(1,088,077)	(1,661,448)	(5,337,545)	(3,980,155)
Contract Maintenance Charge	(59,972)	(32,322)	(16,489)	(21,119)	(60,165)	(44,479)
Transfers among the sub-accounts and with the
Fixed Account - net	(689,457)	704,903	(17,798,129)	929,039	(1,855,782)	(2,115,058)
Increase (decrease) in net assets from contract
transactions	(6,682,730)	(6,557,274)	(19,445,688)	(1,677,016)	(8,543,851)	(8,076,177)

INCREASE (DECREASE) IN NET ASSETS	(9,379,821)	(4,283,060)	(19,860,009)	(1,832,195)	(2,388,138)	9,906,099
NET ASSETS AT BEGINNING OF PERIOD	47,316,529	51,599,589	19,860,009	21,692,204	51,308,224	41,402,125
NET ASSETS AT END OF PERIOD	$37,936,708	$47,316,529	$—	$19,860,009	$48,920,086	$51,308,224

UNITS OUTSTANDING
Units outstanding at beginning of period	2,567,886	2,921,247	2,139,358	2,316,494	1,827,524	2,150,787
Units issued	97,813	102,653	53,315	126,352	23,967	37,701
Units redeemed	(475,916)	(456,014)	(2,192,673)	(303,488)	(280,290)	(360,964)
Units outstanding at end of period	2,189,783	2,567,886	—	2,139,358	1,571,201	1,827,524

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98)	$(230)	$(31,302)	$(31,498)	$4,771	$5,058
Net realized gains (losses)	2,708	699	267,224	308,264	32,778	27,198
Change in unrealized gains (losses)	(3,249)	2,111	(426,964)	335,870	(99,403)	46,419
Increase (decrease) in net assets from operations	(639)	2,580	(191,042)	612,636	(61,854)	78,675

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	23,375	27,025	3,000	4,500
Benefit payments	—	—	(12,753)	(34,402)	(26,393)	(65,578)
Payments on termination	(251)	(299)	(78,707)	(165,491)	(54,157)	(58,584)
Contract Maintenance Charge	(11)	(12)	(1,888)	(2,033)	(433)	(487)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	(71,588)	(19,508)	762	(45,347)
Increase (decrease) in net assets from contract
transactions	(262)	(310)	(141,561)	(194,409)	(77,221)	(165,496)

INCREASE (DECREASE) IN NET ASSETS	(901)	2,270	(332,603)	418,227	(139,075)	(86,821)
NET ASSETS AT BEGINNING OF PERIOD	24,757	22,487	2,921,677	2,503,450	983,373	1,070,194
NET ASSETS AT END OF PERIOD	$23,856	$24,757	$2,589,074	$2,921,677	$844,298	$983,373

UNITS OUTSTANDING
Units outstanding at beginning of period	1,075	1,089	147,852	159,042	61,755	72,227
Units issued	—	—	1,672	3,214	255	397
Units redeemed	(12)	(14)	(8,507)	(14,404)	(5,162)	(10,869)
Units outstanding at end of period	1,063	1,075	141,017	147,852	56,848	61,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global		Oppenheimer Global Strategic Income
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,888)	$(8,917)	$(8,606)	$(8,280)	$43,255	$12,103
Net realized gains (losses)	116,662	83,487	282,011	93,428	(9,863)	114
Change in unrealized gains (losses)	(143,718)	70,376	(617,484)	572,316	(105,644)	53,125
Increase (decrease) in net assets from operations	(36,944)	144,946	(344,079)	657,464	(72,252)	65,342

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	19,378	29,893	3,790	5,300
Benefit payments	(21,333)	(11,765)	(2,885)	(12,334)	32,816	(20,265)
Payments on termination	(31,083)	(35,230)	(202,624)	(115,797)	(189,514)	(60,325)
Contract Maintenance Charge	(172)	(175)	(1,526)	(1,533)	(506)	(551)
Transfers among the sub-accounts and with the
Fixed Account - net	(37,658)	(5,152)	112,913	(55,637)	(57,543)	229
Increase (decrease) in net assets from contract
transactions	(90,246)	(52,322)	(74,744)	(155,408)	(210,957)	(75,612)

INCREASE (DECREASE) IN NET ASSETS	(127,190)	92,624	(418,823)	502,056	(283,209)	(10,270)
NET ASSETS AT BEGINNING OF PERIOD	646,846	554,222	2,452,778	1,950,722	1,387,629	1,397,899
NET ASSETS AT END OF PERIOD	$519,656	$646,846	$2,033,955	$2,452,778	$1,104,420	$1,387,629

UNITS OUTSTANDING
Units outstanding at beginning of period	48,468	52,424	67,753	72,913	98,337	102,359
Units issued	—	611	6,826	3,940	4,756	2,194
Units redeemed	(5,016)	(4,567)	(8,849)	(9,100)	(26,112)	(6,216)
Units outstanding at end of period	43,452	48,468	65,730	67,753	76,981	98,337

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street		Oppenheimer Main Street Small Cap		Oppenheimer Total Return Bond
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,131)	$(2,884)	$(14,516)	$(4,511)	$9,877	$5,471
Net realized gains (losses)	142,176	94,995	189,321	149,134	(14,384)	(4,597)
Change in unrealized gains (losses)	(244,520)	97,316	(314,936)	(8,631)	(7,169)	14,703
Increase (decrease) in net assets from operations	(106,475)	189,427	(140,131)	135,992	(11,676)	15,577

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,605	10,615	1,990	1,680
Benefit payments	(14,849)	(26,767)	(2,664)	(394)	—	—
Payments on termination	(135,494)	(147,997)	(78,037)	(47,747)	(50,571)	(18,462)
Contract Maintenance Charge	(687)	(739)	(1,162)	(1,259)	(439)	(488)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,250)	(8,241)	(24,549)	55,308	3,686	14,696
Increase (decrease) in net assets from contract
transactions	(168,280)	(183,744)	(104,807)	16,523	(45,334)	(2,574)

INCREASE (DECREASE) IN NET ASSETS	(274,755)	5,683	(244,938)	152,515	(57,010)	13,003
NET ASSETS AT BEGINNING OF PERIOD	1,320,219	1,314,536	1,335,751	1,183,236	497,304	484,301
NET ASSETS AT END OF PERIOD	$1,045,464	$1,320,219	$1,090,813	$1,335,751	$440,294	$497,304

UNITS OUTSTANDING
Units outstanding at beginning of period	64,084	73,740	30,269	30,147	38,168	38,394
Units issued	15	3,819	141	11,155	1,116	1,278
Units redeemed	(7,947)	(13,475)	(2,413)	(11,033)	(4,706)	(1,504)
Units outstanding at end of period	56,152	64,084	27,997	30,269	34,578	38,168

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Discovery Mid Cap Growth (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(255,891)	$(267,546)	$4,582	$4,426	$(99,162)	$(100,328)
Net realized gains (losses)	1,887,691	2,293,530	210,777	59,271	1,182,159	1,062,895
Change in unrealized gains (losses)	(2,573,007)	1,646,572	(621,435)	398,669	(1,470,524)	442,836
Increase (decrease) in net assets from operations	(941,207)	3,672,556	(406,076)	462,366	(387,527)	1,405,403

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,857	10,064	962	1,315	1,465	9,365
Benefit payments	(438,297)	(314,028)	(248,862)	(253,425)	(53,949)	(249,568)
Payments on termination	(1,508,863)	(2,276,612)	(675,962)	(481,460)	(858,348)	(766,997)
Contract Maintenance Charge	(50,256)	(48,655)	(25,388)	(24,314)	(22,731)	(21,487)
Transfers among the sub-accounts and with the
Fixed Account - net	(271,562)	(911,136)	(107,159)	(26,390)	(166,186)	(205,409)
Increase (decrease) in net assets from contract
transactions	(2,263,121)	(3,540,367)	(1,056,409)	(784,274)	(1,099,749)	(1,234,096)

INCREASE (DECREASE) IN NET ASSETS	(3,204,328)	132,189	(1,462,485)	(321,908)	(1,487,276)	171,307
NET ASSETS AT BEGINNING OF PERIOD	16,464,681	16,332,492	6,523,761	6,845,669	5,984,694	5,813,387
NET ASSETS AT END OF PERIOD	$13,260,353	$16,464,681	$5,061,276	$6,523,761	$4,497,418	$5,984,694

UNITS OUTSTANDING
Units outstanding at beginning of period	672,831	830,413	393,778	442,635	209,781	257,030
Units issued	23,597	11,598	10,016	13,743	3,831	2,198
Units redeemed	(110,771)	(169,180)	(75,252)	(62,600)	(43,112)	(49,447)
Units outstanding at end of period	585,657	672,831	328,542	393,778	170,500	209,781

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)		Oppenheimer Main Street (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(63,404)	$(67,039)	$894,398	$136,435	$(206,717)	$(183,045)
Net realized gains (losses)	925,717	477,140	(316,884)	(106,880)	3,843,458	2,024,936
Change in unrealized gains (losses)	(1,894,265)	1,856,507	(2,520,856)	1,511,289	(6,008,151)	2,348,310
Increase (decrease) in net assets from operations	(1,031,952)	2,266,608	(1,943,342)	1,540,844	(2,371,410)	4,190,201

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,379	23,191	22,588	55,937	43,198	19,615
Benefit payments	(79,191)	(395,591)	(713,911)	(1,149,116)	(744,343)	(735,787)
Payments on termination	(942,022)	(938,245)	(3,259,944)	(4,193,120)	(3,855,836)	(3,417,985)
Contract Maintenance Charge	(25,502)	(24,619)	(95,621)	(81,577)	(84,496)	(80,836)
Transfers among the sub-accounts and with the
Fixed Account - net	35,109	(446,125)	(176,258)	568,344	(254,815)	(877,507)
Increase (decrease) in net assets from contract
transactions	(991,227)	(1,781,389)	(4,223,146)	(4,799,532)	(4,896,292)	(5,092,500)

INCREASE (DECREASE) IN NET ASSETS	(2,023,179)	485,219	(6,166,488)	(3,258,688)	(7,267,702)	(902,299)
NET ASSETS AT BEGINNING OF PERIOD	7,956,650	7,471,431	33,977,883	37,236,571	29,569,014	30,471,313
NET ASSETS AT END OF PERIOD	$5,933,471	$7,956,650	$27,811,395	$33,977,883	$22,301,312	$29,569,014

UNITS OUTSTANDING
Units outstanding at beginning of period	212,580	267,574	1,805,862	2,063,546	1,039,755	1,228,171
Units issued	6,059	2,685	101,502	101,381	47,146	24,678
Units redeemed	(32,325)	(57,679)	(334,784)	(359,065)	(220,229)	(213,094)
Units outstanding at end of period	186,314	212,580	1,572,580	1,805,862	866,672	1,039,755

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street Small Cap (SS)		Oppenheimer Total Return Bond (SS)		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(197,469)	$(132,029)	$167,991	$85,291	$1,617	$79,099
Net realized gains (losses)	2,265,153	1,422,801	(336,409)	(271,821)	(121,394)	(462,658)
Change in unrealized gains (losses)	(3,277,112)	262,780	(175,638)	553,872	37,516	381,813
Increase (decrease) in net assets from operations	(1,209,428)	1,553,552	(344,056)	367,342	(82,261)	(1,746)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,024	5,260	41,575	14,667	—	—
Benefit payments	(500,377)	(384,405)	(425,111)	(511,657)	(20,353)	(250,368)
Payments on termination	(1,678,696)	(1,578,863)	(1,403,206)	(1,596,497)	(64,007)	(113,157)
Contract Maintenance Charge	(42,048)	(42,055)	(40,110)	(42,944)	(1,793)	(1,844)
Transfers among the sub-accounts and with the
Fixed Account - net	(329,063)	103,903	(354,420)	334,495	3,094	22,724
Increase (decrease) in net assets from contract
transactions	(2,538,160)	(1,896,160)	(2,181,272)	(1,801,936)	(83,059)	(342,645)

INCREASE (DECREASE) IN NET ASSETS	(3,747,588)	(342,608)	(2,525,328)	(1,434,594)	(165,320)	(344,391)
NET ASSETS AT BEGINNING OF PERIOD	13,445,533	13,788,141	12,290,600	13,725,194	599,212	943,603
NET ASSETS AT END OF PERIOD	$9,697,945	$13,445,533	$9,765,272	$12,290,600	$433,892	$599,212

UNITS OUTSTANDING
Units outstanding at beginning of period	328,395	376,889	1,310,547	1,505,368	106,325	167,844
Units issued	12,641	22,191	60,519	122,895	2,972	7,025
Units redeemed	(71,829)	(70,685)	(300,840)	(317,716)	(18,194)	(68,544)
Units outstanding at end of period	269,207	328,395	1,070,226	1,310,547	91,103	106,325

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT International Bond (US Dollar-Hedged)*		PIMCO VIT Real Return (Advisor Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,641	$19,130	$(1)	$22	$23,397	$17,575
Net realized gains (losses)	(7,665)	(6,039)	3	1	(29,189)	(16,543)
Change in unrealized gains (losses)	(41,454)	32,456	1	(15)	(132,208)	34,730
Increase (decrease) in net assets from operations	(36,478)	45,547	3	8	(138,000)	35,762

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	15,419	—
Benefit payments	(11,641)	(16,858)	—	—	(101,528)	(80,541)
Payments on termination	(27,042)	(81,921)	—	—	(351,420)	(304,081)
Contract Maintenance Charge	(1,889)	(1,951)	(3)	(3)	(10,649)	(4,722)
Transfers among the sub-accounts and with the
Fixed Account - net	22,295	(42,867)	5	33	37,071	2,229,314
Increase (decrease) in net assets from contract
transactions	(18,277)	(143,597)	2	30	(411,107)	1,839,970

INCREASE (DECREASE) IN NET ASSETS	(54,755)	(98,050)	5	38	(549,107)	1,875,732
NET ASSETS AT BEGINNING OF PERIOD	541,373	639,423	638	600	3,672,064	1,796,332
NET ASSETS AT END OF PERIOD	$486,618	$541,373	$643	$638	$3,122,957	$3,672,064

UNITS OUTSTANDING
Units outstanding at beginning of period	32,164	41,156	35	33	277,692	137,596
Units issued	4,400	1,533	—	2	14,122	178,504
Units redeemed	(5,670)	(10,525)	—	—	(45,741)	(38,408)
Units outstanding at end of period	30,894	32,164	35	35	246,073	277,692

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Total Return		PIMCO VIT Total Return (Advisor Shares)		ProFund VP Large-Cap Value
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19	$9	$60,131	$24,835	$—	$(435)
Net realized gains (losses)	17	1	43,798	(561)	—	2,045
Change in unrealized gains (losses)	(75)	46	(301,385)	266,297	—	(1,852)
Increase (decrease) in net assets from operations	(39)	56	(197,456)	290,571	—	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	500	1,400	—	—
Benefit payments	—	—	(288,649)	(305,552)	—	—
Payments on termination	—	—	(1,298,873)	(1,171,002)	—	—
Contract Maintenance Charge	(5)	(5)	(29,524)	(25,907)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(64)	175	407,357	(272,852)	—	(59,858)
Increase (decrease) in net assets from contract
transactions	(69)	170	(1,209,189)	(1,773,913)	—	(59,858)

INCREASE (DECREASE) IN NET ASSETS	(108)	226	(1,406,645)	(1,483,342)	—	(60,100)
NET ASSETS AT BEGINNING OF PERIOD	1,873	1,647	8,553,316	10,036,658	—	60,100
NET ASSETS AT END OF PERIOD	$1,765	$1,873	$7,146,671	$8,553,316	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	106	96	570,599	689,455	—	4,681
Units issued	6	10	67,206	49,300	—	1,661
Units redeemed	(10)	—	(149,433)	(168,156)	—	(6,342)
Units outstanding at end of period	102	106	488,372	570,599	—	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Diversified Income		VT Equity Income		VT George Putnam Balanced
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$456,536	$726,606	$(1,223,887)	$(853,072)	$(324,548)	$52,990
Net realized gains (losses)	(602,791)	(497,505)	13,588,081	6,894,700	1,336,739	940,443
Change in unrealized gains (losses)	(181,675)	714,599	(27,146,971)	16,085,425	(2,773,829)	4,628,222
Increase (decrease) in net assets from operations	(327,930)	943,700	(14,782,777)	22,127,053	(1,761,638)	5,621,655

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,556	4,427	219,997	56,411	14,700	17,190
Benefit payments	(664,527)	(418,779)	(5,917,734)	(4,085,630)	(1,520,944)	(947,279)
Payments on termination	(1,091,122)	(1,048,296)	(12,896,472)	(9,446,355)	(3,588,609)	(3,926,624)
Contract Maintenance Charge	(27,504)	(30,443)	(368,030)	(301,696)	(101,837)	(106,941)
Transfers among the sub-accounts and with the
Fixed Account - net	(248,322)	(140,011)	(3,221,977)	106,573,153	(116,694)	16,571
Increase (decrease) in net assets from contract
transactions	(2,028,919)	(1,633,102)	(22,184,216)	92,795,883	(5,313,384)	(4,947,083)

INCREASE (DECREASE) IN NET ASSETS	(2,356,849)	(689,402)	(36,966,993)	114,922,936	(7,075,022)	674,572
NET ASSETS AT BEGINNING OF PERIOD	16,866,001	17,555,403	174,275,205	59,352,269	44,416,186	43,741,614
NET ASSETS AT END OF PERIOD	$14,509,152	$16,866,001	$137,308,212	$174,275,205	$37,341,164	$44,416,186

UNITS OUTSTANDING
Units outstanding at beginning of period	858,616	944,053	5,922,134	2,238,476	2,547,717	2,835,833
Units issued	33,898	25,048	105,986	4,358,174	89,907	100,953
Units redeemed	(135,707)	(110,485)	(854,898)	(674,516)	(389,679)	(389,069)
Units outstanding at end of period	756,807	858,616	5,173,222	5,922,134	2,247,945	2,547,717

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Asset Allocation		VT Global Equity		VT Global Health Care
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$79,585	$3,230	$(140,384)	$(540)	$(93,504)	$(199,365)
Net realized gains (losses)	1,880,206	932,320	455,467	275,865	3,643,988	2,663,330
Change in unrealized gains (losses)	(3,368,032)	1,601,907	(2,034,490)	2,871,328	(3,838,858)	477,393
Increase (decrease) in net assets from operations	(1,408,241)	2,537,457	(1,719,407)	3,146,653	(288,374)	2,941,358

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,524	17,800	12,700	7,289	42,512	42,688
Benefit payments	(614,735)	(344,810)	(433,464)	(147,658)	(795,776)	(910,019)
Payments on termination	(3,357,744)	(1,275,425)	(817,450)	(707,110)	(1,226,636)	(1,805,561)
Contract Maintenance Charge	(46,530)	(51,271)	(30,736)	(35,303)	(57,943)	(62,708)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,122)	(115,228)	(194,951)	(564,049)	(500,454)	(716,319)
Increase (decrease) in net assets from contract
transactions	(4,008,607)	(1,768,934)	(1,463,901)	(1,446,831)	(2,538,297)	(3,451,919)

INCREASE (DECREASE) IN NET ASSETS	(5,416,848)	768,523	(3,183,308)	1,699,822	(2,826,671)	(510,561)
NET ASSETS AT BEGINNING OF PERIOD	20,209,025	19,440,502	14,072,973	12,373,151	21,378,685	21,889,246
NET ASSETS AT END OF PERIOD	$14,792,177	$20,209,025	$10,889,665	$14,072,973	$18,552,014	$21,378,685

UNITS OUTSTANDING
Units outstanding at beginning of period	947,796	1,032,882	1,012,563	1,126,197	794,900	923,219
Units issued	50,208	34,399	19,042	13,909	5,654	23,449
Units redeemed	(242,714)	(119,485)	(124,965)	(127,543)	(96,129)	(151,768)
Units outstanding at end of period	755,290	947,796	906,640	1,012,563	704,425	794,900

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Utilities		VT Government Money Market		VT Growth Opportunities
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$76,291	$113,155	$(140,448)	$(487,899)	$(1,480,064)	$(1,294,267)
Net realized gains (losses)	292,086	282,965	—	—	10,118,785	3,603,145
Change in unrealized gains (losses)	(511,310)	1,055,022	—	—	(6,855,623)	21,508,487
Increase (decrease) in net assets from operations	(142,933)	1,451,142	(140,448)	(487,899)	1,783,098	23,817,365

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,875	2,020	45,654	51,070	107,196	57,798
Benefit payments	(349,668)	(348,679)	(1,121,638)	(2,451,280)	(2,441,110)	(2,327,855)
Payments on termination	(393,766)	(551,085)	(6,878,928)	(7,589,823)	(7,483,354)	(7,650,192)
Contract Maintenance Charge	(17,042)	(18,557)	(136,897)	(87,717)	(232,008)	(228,108)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,788)	(326,783)	5,993,525	6,445,957	(3,124,484)	(2,977,990)
Increase (decrease) in net assets from contract
transactions	(851,389)	(1,243,084)	(2,098,284)	(3,631,793)	(13,173,760)	(13,126,347)

INCREASE (DECREASE) IN NET ASSETS	(994,322)	208,058	(2,238,732)	(4,119,692)	(11,390,662)	10,691,018
NET ASSETS AT BEGINNING OF PERIOD	7,654,215	7,446,157	34,746,458	38,866,150	98,131,540	87,440,522
NET ASSETS AT END OF PERIOD	$6,659,893	$7,654,215	$32,507,726	$34,746,458	$86,740,878	$98,131,540

UNITS OUTSTANDING
Units outstanding at beginning of period	489,863	569,870	3,714,121	4,094,895	8,721,565	10,017,371
Units issued	6,091	12,303	1,096,763	1,124,756	123,164	145,473
Units redeemed	(59,820)	(92,310)	(1,320,654)	(1,505,530)	(1,192,782)	(1,441,279)
Units outstanding at end of period	436,134	489,863	3,490,230	3,714,121	7,651,947	8,721,565

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT Income		VT International Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$929,540	$1,067,188	$744,599	$1,490,422	$(70,033)	$417,259
Net realized gains (losses)	(256,533)	(180,342)	(747,634)	(542,407)	159,081	(329,268)
Change in unrealized gains (losses)	(1,804,062)	376,694	(634,752)	1,100,105	(11,284,994)	12,615,976
Increase (decrease) in net assets from operations	(1,131,055)	1,263,540	(637,787)	2,048,120	(11,195,946)	12,703,967

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,862	27,991	27,284	13,937	76,399	69,859
Benefit payments	(975,456)	(674,359)	(1,532,053)	(1,283,213)	(1,340,393)	(1,326,191)
Payments on termination	(1,724,355)	(2,027,210)	(3,737,487)	(4,521,811)	(4,211,923)	(5,152,315)
Contract Maintenance Charge	(54,706)	(55,966)	(121,249)	(123,746)	(117,692)	(129,719)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,919)	(607,622)	(963,455)	1,051,625	738,731	(1,424,806)
Increase (decrease) in net assets from contract
transactions	(2,947,574)	(3,337,166)	(6,326,960)	(4,863,208)	(4,854,878)	(7,963,172)

INCREASE (DECREASE) IN NET ASSETS	(4,078,629)	(2,073,626)	(6,964,747)	(2,815,088)	(16,050,824)	4,740,795
NET ASSETS AT BEGINNING OF PERIOD	22,872,413	24,946,039	49,556,357	52,371,445	59,362,070	54,621,275
NET ASSETS AT END OF PERIOD	$18,793,784	$22,872,413	$42,591,610	$49,556,357	$43,311,246	$59,362,070

UNITS OUTSTANDING
Units outstanding at beginning of period	936,025	1,074,100	2,820,409	3,101,981	3,712,308	4,241,322
Units issued	17,956	31,676	102,187	142,202	202,569	151,859
Units redeemed	(140,669)	(169,751)	(472,179)	(423,774)	(514,653)	(680,873)
Units outstanding at end of period	813,312	936,025	2,450,417	2,820,409	3,400,224	3,712,308

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Growth		VT International Value		VT Mortgage Securities*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(133,327)	$(32,889)	$66,017	$12,406	$152,227	$122,796
Net realized gains (losses)	1,211,844	409,029	(158,353)	(252,802)	(394,124)	(382,054)
Change in unrealized gains (losses)	(2,910,466)	2,357,511	(1,745,180)	2,416,146	(12,087)	328,635
Increase (decrease) in net assets from operations	(1,831,949)	2,733,651	(1,837,516)	2,175,750	(253,984)	69,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,884	25,553	22,958	17,337	12,118	13,777
Benefit payments	(293,581)	(330,404)	(477,775)	(236,608)	(555,833)	(588,682)
Payments on termination	(628,094)	(587,549)	(466,691)	(868,564)	(767,142)	(817,536)
Contract Maintenance Charge	(31,897)	(34,784)	(25,905)	(29,191)	(23,544)	(26,763)
Transfers among the sub-accounts and with the
Fixed Account - net	(313,003)	(199,970)	(253,109)	(247,701)	(263,552)	(390,799)
Increase (decrease) in net assets from contract
transactions	(1,249,691)	(1,127,154)	(1,200,522)	(1,364,727)	(1,597,953)	(1,810,003)

INCREASE (DECREASE) IN NET ASSETS	(3,081,640)	1,606,497	(3,038,038)	811,023	(1,851,937)	(1,740,626)
NET ASSETS AT BEGINNING OF PERIOD	10,443,137	8,836,640	10,813,045	10,002,022	11,498,951	13,239,577
NET ASSETS AT END OF PERIOD	$7,361,497	$10,443,137	$7,775,007	$10,813,045	$9,647,014	$11,498,951

UNITS OUTSTANDING
Units outstanding at beginning of period	696,473	783,661	686,770	781,386	712,036	818,662
Units issued	21,104	45,241	16,802	20,873	26,106	34,496
Units redeemed	(114,206)	(132,429)	(95,585)	(115,489)	(121,906)	(141,122)
Units outstanding at end of period	603,371	696,473	607,987	686,770	616,236	712,036

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Core*		VT Research		VT Small Cap Growth*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147,059)	$(144,765)	$(300,144)	$(164,192)	$(48,025)	$(31,520)
Net realized gains (losses)	6,750,516	4,671,541	2,052,158	1,779,575	503,639	320,153
Change in unrealized gains (losses)	(10,332,999)	4,303,405	(2,810,486)	2,636,895	(930,573)	(79,724)
Increase (decrease) in net assets from operations	(3,729,542)	8,830,181	(1,058,472)	4,252,278	(474,959)	208,909

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,356	15,775	14,103	14,936	11,368	10,600
Benefit payments	(1,658,921)	(757,862)	(663,546)	(718,951)	(108,019)	(13,377)
Payments on termination	(2,867,204)	(2,962,210)	(1,733,652)	(1,403,791)	(194,188)	(169,801)
Contract Maintenance Charge	(98,373)	(101,971)	(50,168)	(53,124)	(10,091)	(11,005)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,022,136)	(1,037,170)	(840,049)	(895,210)	22,953	20,617
Increase (decrease) in net assets from contract
transactions	(5,619,278)	(4,843,438)	(3,273,312)	(3,056,140)	(277,977)	(162,966)

INCREASE (DECREASE) IN NET ASSETS	(9,348,820)	3,986,743	(4,331,784)	1,196,138	(752,936)	45,943
NET ASSETS AT BEGINNING OF PERIOD	48,312,786	44,326,043	22,202,531	21,006,393	3,479,989	3,434,046
NET ASSETS AT END OF PERIOD	$38,963,966	$48,312,786	$17,870,747	$22,202,531	$2,727,053	$3,479,989

UNITS OUTSTANDING
Units outstanding at beginning of period	2,805,148	3,120,920	1,106,022	1,267,262	111,614	117,272
Units issued	32,143	67,838	15,201	23,903	7,314	9,920
Units redeemed	(352,088)	(383,610)	(174,033)	(185,143)	(15,842)	(15,578)
Units outstanding at end of period	2,485,203	2,805,148	947,190	1,106,022	103,086	111,614

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Small Cap Value		VT Sustainable Future*		VT Sustainable Leaders*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(346,969)	$(266,153)	$(48,532)	$(36,279)	$(1,032,983)	$(549,995)
Net realized gains (losses)	8,994,006	1,535,673	346,525	435,027	12,755,947	8,873,627
Change in unrealized gains (losses)	(15,121,956)	755,157	(622,613)	148,617	(13,066,663)	8,736,026
Increase (decrease) in net assets from operations	(6,474,919)	2,024,677	(324,620)	547,365	(1,343,699)	17,059,658

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	31,452	14,537	1,846	1,219	100,866	72,297
Benefit payments	(928,290)	(917,540)	(192,495)	(124,046)	(2,039,007)	(1,665,521)
Payments on termination	(2,013,752)	(2,307,953)	(283,932)	(626,490)	(4,746,807)	(5,993,796)
Contract Maintenance Charge	(45,966)	(52,580)	(14,562)	(16,643)	(206,723)	(210,869)
Transfers among the sub-accounts and with the
Fixed Account - net	(174,911)	(760,729)	(191,406)	(1,230)	(2,292,811)	(1,360,849)
Increase (decrease) in net assets from contract
transactions	(3,131,467)	(4,024,265)	(680,549)	(767,190)	(9,184,482)	(9,158,738)

INCREASE (DECREASE) IN NET ASSETS	(9,606,386)	(1,999,588)	(1,005,169)	(219,825)	(10,528,181)	7,900,920
NET ASSETS AT BEGINNING OF PERIOD	33,692,216	35,691,804	6,028,263	6,248,088	73,615,312	65,714,392
NET ASSETS AT END OF PERIOD	$24,085,830	$33,692,216	$5,023,094	$6,028,263	$63,087,131	$73,615,312

UNITS OUTSTANDING
Units outstanding at beginning of period	994,703	1,109,424	184,376	208,638	4,265,362	4,862,852
Units issued	35,717	40,336	5,738	14,343	17,687	105,192
Units redeemed	(127,117)	(155,057)	(26,165)	(38,605)	(513,615)	(702,682)
Units outstanding at end of period	903,303	994,703	163,949	184,376	3,769,434	4,265,362

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account
	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$173	$(38)
Net realized gains (losses)	6,143	1,666
Change in unrealized gains (losses)	(5,536)	1,580
Increase (decrease) in net assets from operations	780	3,208

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefit payments	—	—
Payments on termination	(17,561)	—
Contract Maintenance Charge	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(1)
Increase (decrease) in net assets from contract
transactions	(17,567)	(9)

INCREASE (DECREASE) IN NET ASSETS	(16,787)	3,199
NET ASSETS AT BEGINNING OF PERIOD	26,331	23,132
NET ASSETS AT END OF PERIOD	$9,544	$26,331

UNITS OUTSTANDING
Units outstanding at beginning of period	1,352	1,353
Units issued	—	—
Units redeemed	(847)	(1)
Units outstanding at end of period	505	1,352

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity II Asset Manager
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2019
AST Advanced Strategies	AST Bond Portfolio 2020**
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2021**
AST AQR Large-Cap**	AST Bond Portfolio 2022
AST Balanced Asset Allocation	AST Bond Portfolio 2023
AST BlackRock Global Strategies	AST Bond Portfolio 2024
AST BlackRock Low Duration Bond	AST Bond Portfolio 2025**
AST BlackRock/Loomis Sayles Bond	AST Bond Portfolio 2026
AST Bond Portfolio 2018*	AST Bond Portfolio 2027

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Advanced Series Trust (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
AST Bond Portfolio 2028**	Invesco V.I. American Franchise
AST Bond Portfolio 2029*,**	Invesco V.I. American Value
AST Capital Growth Asset Allocation	Invesco V.I. Comstock
AST ClearBridge Dividend Growth**	Invesco V.I. Core Equity
AST Cohen & Steers Realty	Invesco V.I. Core Plus Bond
AST Fidelity Institutional AMSM Quantitative*	Invesco V.I. Diversified Dividend
AST Global Real Estate	Invesco V.I. Equity and Income
AST Goldman Sachs Large-Cap Value	Invesco V.I. Global Core Equity
AST Goldman Sachs Mid-Cap Growth	Invesco V.I. Government Money Market
AST Goldman Sachs Multi-Asset	Invesco V.I. Government Securities
AST Goldman Sachs Small-Cap Value	Invesco V.I. High Yield
AST Government Money Market	Invesco V.I. International Growth
AST High Yield	Invesco V.I. Managed Volatility
AST Hotchkis & Wiley Large-Cap Value	Invesco V.I. Mid Cap Core Equity
AST International Growth	Invesco V.I. Mid Cap Growth
AST International Value	Invesco V.I. S&P 500 Index
AST Investment Grade Bond	Invesco V.I. Technology
AST Jennison Large-Cap Growth**	Invesco V.I. Value Opportunities
AST J.P. Morgan Global Thematic
AST J.P. Morgan International Equity	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AST J.P. Morgan Strategic Opportunities	Invesco V.I. American Franchise II
AST Loomis Sayles Large-Cap Growth	Invesco V.I. American Value II
AST Lord Abbett Core Fixed Income*	Invesco V.I. Comstock II
AST MFS Global Equity	Invesco V.I. Core Equity II
AST MFS Growth	Invesco V.I. Core Plus Bond II
AST MFS Large-Cap Value**	Invesco V.I. Diversified Dividend II
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. Equity and Income II
AST New Discovery Asset Allocation	Invesco V.I. Global Core Equity II
AST Parametric Emerging Markets Equity	Invesco V.I. Government Money Market II
AST Preservation Asset Allocation	Invesco V.I. Government Securities II
AST Prudential Core Bond**	Invesco V.I. Growth and Income II
AST Prudential Growth Allocation	Invesco V.I. High Yield II
AST QMA Large-Cap**	Invesco V.I. International Growth II
AST QMA US Equity Alpha	Invesco V.I. Managed Volatility II
AST Quantitative Modeling**	Invesco V.I. Mid Cap Core Equity II
AST RCM World Trends	Invesco V.I. Mid Cap Growth II
AST Small-Cap Growth	Invesco V.I. S&P 500 Index II
AST Small-Cap Growth Opportunities	Invesco V.I. Technology II
AST Small-Cap Value	Invesco V.I. Value Opportunities II
AST Templeton Global Bond
AST T. Rowe Price Asset Allocation	Alliance Bernstein Variable Product Series Fund
AST T. Rowe Price Large-Cap Growth	AB VPS Growth
AST T. Rowe Price Large-Cap Value	AB VPS Growth & Income
AST T. Rowe Price Natural Resources	AB VPS International Value
AST WEDGE Capital Mid-Cap Value	AB VPS Large Cap Growth
AST Wellington Management Hedged Equity	AB VPS Small/Mid Cap Value
AST Western Asset Core Plus Bond*	AB VPS Value
AST Western Asset Emerging Markets Debt**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

American Century Variable Portfolios, Inc.	Fidelity Variable Insurance Products Fund (Service Class 2) (continued)
American Century VP Balanced**	VIP Investment Grade Bond (Service Class 2)
American Century VP International	VIP Mid Cap (Service Class 2)
VIP Overseas (Service Class 2)
Deutsche DWS Variable Series I*
DWS Bond VIP (Class A)*	Franklin Templeton Variable Insurance Products Trust
DWS Capital Growth VIP (Class A)*	Franklin Flex Cap Growth VIP (Class 2)
DWS Core Equity VIP (Class A)*	Franklin Growth and Income VIP (Class 2)
DWS CROCI® International VIP (Class A)*	Franklin Income VIP (Class 2)
DWS Global Small Cap VIP (Class A)*	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP (Class 2)
Deutsche DWS Variable Series II*	Franklin Mutual Shares VIP (Class 2)
DWS Global Income Builder VIP (Class A)*	Franklin Small Cap Value VIP (Class 2)
DWS Government Money Market VIP (Class A)*	Franklin Small-Mid Cap Growth VIP (Class 2)
DWS Small Mid Cap Growth VIP (Class A)*	Franklin U.S. Government Securities VIP (Class 2)
Templeton Developing Markets VIP (Class 2)
Dreyfus Stock Index Fund, Inc.	Templeton Foreign VIP (Class 2)
Dreyfus Stock Index Fund, Inc. (Initial Shares)	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP (Class 2)
Dreyfus Variable Investment Fund
VIF Government Money Market	Goldman Sachs Variable Insurance Trust
VIF Growth & Income	VIT International Equity Insights*,**
VIT Large Cap Value
Federated Insurance Series	VIT Mid Cap Value
Federated Government Money Fund II	VIT Small Cap Equity Insights
VIT Strategic Growth
Fidelity Variable Insurance Products Fund	VIT U.S. Equity Insights
VIP Contrafund
VIP Equity-Income	Janus Aspen Series
VIP Government Money Market	Janus Henderson VIT Forty (Institutional Shares)*
VIP Growth
VIP High Income	Janus Aspen Series (Service Shares)
VIP Index 500	Janus Henderson VIT Global Research (Service Shares)*,**
VIP Investment Grade Bond	Janus Henderson VIT Overseas (Service Shares)*,**
VIP Overseas
Lazard Retirement Series, Inc.
Fidelity Variable Insurance Products Fund (Service Class 2)	Lazard Retirement Emerging Markets Equity
VIP Asset Manager Growth (Service Class 2)**
VIP Contrafund (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Equity-Income (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Freedom 2010 Portfolio (Service Class 2)
VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Series Fund
VIP Freedom 2030 Portfolio (Service Class 2)	Bond-Debenture
VIP Freedom Income Portfolio (Service Class 2)	Fundamental Equity
VIP Government Money Market (Service Class 2)	Growth and Income
VIP Growth (Service Class 2)	Growth Opportunities
VIP Growth & Income (Service Class 2)	Mid-Cap Stock
VIP Growth Opportunities (Service Class 2)
VIP High Income (Service Class 2)
VIP Index 500 (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

MFS Variable Insurance Trust	Neuberger Berman Advisors Management Trust (continued)
MFS Growth	AMT Large Cap Value
MFS Investors Trust	AMT Mid-Cap Growth**
MFS New Discovery
MFS Research	Oppenheimer Variable Account Funds
MFS Total Return Bond	Oppenheimer Capital Appreciation
MFS Utilities	Oppenheimer Conservative Balanced
Oppenheimer Discovery Mid Cap Growth
MFS Variable Insurance Trust (Service Class)	Oppenheimer Global
MFS Growth (Service Class)	Oppenheimer Global Strategic Income
MFS Investors Trust (Service Class)	Oppenheimer Main Street
MFS New Discovery Series (Service Class)*	Oppenheimer Main Street Small Cap
MFS Research (Service Class)	Oppenheimer Total Return Bond
MFS Utilities (Service Class)
Oppenheimer Variable Account Funds (Service Shares ("SS"))
MFS Variable Insurance Trust II	Oppenheimer Capital Appreciation (SS)
MFS High Yield	Oppenheimer Conservative Balanced (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
Morgan Stanley Variable Insurance Fund, Inc.	Oppenheimer Global (SS)
Morgan Stanley VIF Core Plus Fixed Income	Oppenheimer Global Strategic Income (SS)
Morgan Stanley VIF Emerging Markets Equity	Oppenheimer International Growth (SS)**
Morgan Stanley VIF Global Infrastructure	Oppenheimer Main Street (SS)
Morgan Stanley VIF Global Strategist	Oppenheimer Main Street Small Cap (SS)
Morgan Stanley VIF Growth	Oppenheimer Total Return Bond (SS)
Morgan Stanley VIF Mid Cap Growth
Morgan Stanley VIF U.S. Real Estate	PIMCO Variable Insurance Trust
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
Morgan Stanley Variable Insurance Fund, Inc. (Class II)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
Morgan Stanley VIF Emerging Markets Debt (Class II)	PIMCO VIT International Bond (US Dollar-Hedged)*
Morgan Stanley VIF Emerging Markets Equity (Class II)	PIMCO VIT Real Return (Advisor Shares)
Morgan Stanley VIF Global Franchise (Class II)	PIMCO VIT Total Return
Morgan Stanley VIF Global Infrastructure (Class II)	PIMCO VIT Total Return (Advisor Shares)
Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley VIF Growth (Class II)	Profunds VP
Morgan Stanley VIF Mid Cap Growth (Class II)	ProFund VP Consumer Goods**
Morgan Stanley VIF U.S. Real Estate (Class II)	ProFund VP Consumer Services**
ProFund VP Financials**
Morgan Stanley Variable Investment Series	ProFund VP Health Care**
European Equity*	ProFund VP Industrials**
Income Plus	ProFund VP Large-Cap Growth**
Limited Duration*	ProFund VP Large-Cap Value**
Multi Cap Growth	ProFund VP Mid-Cap Growth**
ProFund VP Mid-Cap Value**
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Real Estate**
European Equity (Class Y Shares)*	ProFund VP Small-Cap Growth**
Income Plus (Class Y Shares)	ProFund VP Small-Cap Value**
Limited Duration (Class Y Shares)*	ProFund VP Telecommunications**
Multi Cap Growth (Class Y Shares)	ProFund VP Utilities**

Neuberger Berman Advisors Management Trust
AMT Guardian**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Putnam Variable Trust	Putnam Variable Trust (continued)
VT Diversified Income	VT Mortgage Securities*
VT Equity Income	VT Multi-Cap Core*
VT George Putnam Balanced	VT Research
VT Global Asset Allocation	VT Small Cap Growth*
VT Global Equity	VT Small Cap Value
VT Global Health Care	VT Sustainable Future*
VT Global Utilities	VT Sustainable Leaders*
VT Government Money Market
VT Growth Opportunities	Rydex Variable Trust
VT High Yield	Rydex NASDAQ-100*,**
VT Income
VT International Equity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
VT International Growth	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
VT International Value
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
(**) Sub-account was available, but had no net assets as of December 31, 2018.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2018.
The following sub-account was opened during the year ended December 31, 2018:

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)

Date:	Fund Name:
January 3, 2018	AST Bond Portfolio 2029
The following sub-account was merged during the year ended December 31, 2018:

Date:	Merged from:	Merged to:
September 14, 2018	AST Lord Abbett Core Fixed Income	AST Western Asset Core Plus Bond

The following fund managers had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
Deutsche DWS Variable Series I	Deutsche Variable Series I
Deutsche DWS Variable Series II	Deutsche Variable Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following Funds had name changes during the year ended December 31, 2018:

New fund name:	Old fund name:
AST Fidelity Institutional AMSM Quantitative	AST FI Pyramis® Quantitative
DWS Bond VIP (Class A)	Deutsche Bond VIP (Class A)
DWS Capital Growth VIP (Class A)	Deutsche Capital Growth VIP (Class A)
DWS Core Equity VIP (Class A)	Deutsche Core Equity VIP (Class A)
DWS CROCI® International VIP (Class A)	Deutsche CROCI® International VIP (Class A)
DWS Global Income Builder VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II
DWS Global Small Cap VIP (Class A)	Deutsche Global Small Cap VIP (Class A)
DWS Government Money Market VIP (Class A)	Deutsche Government Money Market VIP (Class A) II
DWS Small Mid Cap Growth VIP (Class A)	Deutsche Small Mid Cap Growth VIP (Class A) II
Janus Henderson VIT Forty (Institutional Shares)	Janus Henderson Forty (Institutional Shares)
Janus Henderson VIT Global Research (Service Shares)	Janus Henderson Global Research (Service Shares)
Janus Henderson VIT Overseas (Service Shares)	Janus Henderson Overseas (Service Shares)
MFS New Discovery Series (Service Class)	MFS New Discovery (Service Class)
PIMCO VIT International Bond (US Dollar-Hedged)	Foreign Bond (US Dollar-Hedged)
Rydex NASDAQ-100	Rydex VIF NASDAQ-100
VIT International Equity Insights	VIT Strategic International Equity
VT Mortgage Securities	VT American Government Income
VT Multi-Cap Core	VT Investors
VT Small Cap Growth	VT Capital Opportunities
VT Sustainable Future	VT Multi-Cap Value
VT Sustainable Leaders	VT Multi-Cap Growth

The following sub-accounts were closed during the year ended December 31, 2018:

Date:	Fund name:
December 31, 2018	AST Bond Portfolio 2018
October 19, 2018	European Equity
October 19, 2018	European Equity (Class Y Shares)
October 19, 2018	Limited Duration
October 19, 2018	Limited Duration (Class Y Shares)

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended
December 31, 2017.
The following sub-account was opened during the year ended December 31, 2017:

Date:	Fund name:
January 3, 2017	AST Bond Portfolio 2028

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

The following sub-accounts were merged during the year ended December 31, 2017:

Date:	Merged from:	Merged to:
April 28, 2017	AST BlackRock iShares ETF	AST Goldman Sachs Multi-Asset
April 28, 2017	AST Boston Partners Large-Cap Value	AST Goldman Sachs Large-Cap Value
April 28, 2017	AST Defensive Asset Allocation	AST Preservation Asset Allocation
April 28, 2017	AST QMA Emerging Markets Equity	AST AQR Emerging Markets Equity
April 28, 2017	AST Schroders Global Tactical	AST Prudential Growth Allocation
April 28, 2017	Franklin High Income VIP (Class 2)	PIMCO VIT Real Return (Advisor Shares)
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Putnam Variable Trust - VT Government Money Market
May 12, 2017	Putnam Variable Trust - VT Growth and Income	Putnam Variable Trust - VT Equity Income

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2018. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the to the industry standard mortality tables. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2018, there were no transfers between fair value levels.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in "Payments on termination" in the Statements of Changes in Net Assets, but are remitted to Allstate.
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5. Expenses (continued)
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2018 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$150,520
AST Advanced Strategies	168,191
AST Balanced Asset Allocation	130,161
AST BlackRock Global Strategies	95,340
AST BlackRock/Loomis Sayles Bond	957
AST Bond Portfolio 2022	287,756
AST Bond Portfolio 2023	59,465
AST Bond Portfolio 2026	571,797
AST Bond Portfolio 2027	95,839
AST Capital Growth Asset Allocation	648,741
AST Cohen & Steers Realty	346
AST Fidelity Institutional AMSM Quantitative*	74,248
AST Goldman Sachs Mid-Cap Growth	1,303
AST Goldman Sachs Multi-Asset	6,689
AST Government Money Market	422,230
AST High Yield	452
AST International Growth	3,516
AST Investment Grade Bond	3,081,307
AST J.P. Morgan Global Thematic	229,715
AST J.P. Morgan Strategic Opportunities	124,345
AST Loomis Sayles Large-Cap Growth	29
AST Neuberger Berman/LSV Mid-Cap Value	1,325
AST New Discovery Asset Allocation	6,609
AST Preservation Asset Allocation	188,522
AST Prudential Growth Allocation	676,318
AST QMA US Equity Alpha	3,326
AST RCM World Trends	34,702
AST Small-Cap Growth	667
AST Small-Cap Growth Opportunities	1,410
AST Small-Cap Value	694
AST Templeton Global Bond	323
AST T. Rowe Price Asset Allocation	180,969
AST T. Rowe Price Large-Cap Growth	944
AST T. Rowe Price Large-Cap Value	697
AST T. Rowe Price Natural Resources	1,261
AST Wellington Management Hedged Equity	8,617
AST Western Asset Core Plus Bond*	47,957

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts:
Invesco V.I. American Franchise	7,518,725
Invesco V.I. American Value	5,097,895

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts (continued):
Invesco V.I. Comstock	$3,679,465
Invesco V.I. Core Equity	6,109,465
Invesco V.I. Core Plus Bond	726,663
Invesco V.I. Diversified Dividend	7,776,324
Invesco V.I. Equity and Income	2,246,967
Invesco V.I. Global Core Equity	601,993
Invesco V.I. Government Money Market	892,905
Invesco V.I. Government Securities	531,519
Invesco V.I. High Yield	1,289,239
Invesco V.I. International Growth	794,655
Invesco V.I. Managed Volatility	516,637
Invesco V.I. Mid Cap Core Equity	1,379,817
Invesco V.I. Mid Cap Growth	1,256,732
Invesco V.I. S&P 500 Index	7,116,168
Invesco V.I. Technology	212,546
Invesco V.I. Value Opportunities	973,408

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	1,671,743
Invesco V.I. American Value II	3,010,056
Invesco V.I. Comstock II	8,767,162
Invesco V.I. Core Equity II	75,952
Invesco V.I. Core Plus Bond II	3,760
Invesco V.I. Diversified Dividend II	2,035,693
Invesco V.I. Equity and Income II	2,279,909
Invesco V.I. Global Core Equity II	292,701
Invesco V.I. Government Money Market II	36,213
Invesco V.I. Government Securities II	3,134
Invesco V.I. Growth and Income II	5,279,810
Invesco V.I. High Yield II	514,669
Invesco V.I. International Growth II	226,365
Invesco V.I. Managed Volatility II	4,121
Invesco V.I. Mid Cap Core Equity II	152,092
Invesco V.I. Mid Cap Growth II	1,354,480
Invesco V.I. S&P 500 Index II	5,341,305
Invesco V.I. Technology II	347
Invesco V.I. Value Opportunities II	477,700

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	2,248,072
AB VPS Growth & Income	5,547,366
AB VPS International Value	761,239
AB VPS Large Cap Growth	2,292,023
AB VPS Small/Mid Cap Value	1,164,933
AB VPS Value	13,538

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$523

Investments in the Deutsche DWS Variable Series I* Sub-Accounts:
DWS Bond VIP (Class A)*	13,619
DWS Capital Growth VIP (Class A)*	177,123
DWS Core Equity VIP (Class A)*	202,972
DWS CROCI® International VIP (Class A)*	1,857
DWS Global Small Cap VIP (Class A)*	126,714

Investments in the Deutsche DWS Variable Series II* Sub-Accounts:
DWS Global Income Builder VIP (Class A)*	144,469
DWS Government Money Market VIP (Class A)*	1,158
DWS Small Mid Cap Growth VIP (Class A)*	128,891

Investment in the Dreyfus Stock Index Fund, Inc. Sub-Account:
Dreyfus Stock Index Fund, Inc. (Initial Shares)	9,663

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market	2,381
VIF Growth & Income	2,204

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II	52,261

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	596,195
VIP Equity-Income	49,298
VIP Government Money Market	29,329,764
VIP Growth	791,005
VIP High Income	18,311
VIP Index 500	104,308
VIP Investment Grade Bond	30,125
VIP Overseas	13,371

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,819,885
VIP Equity-Income (Service Class 2)	34,209
VIP Freedom 2010 Portfolio (Service Class 2)	224,566
VIP Freedom 2020 Portfolio (Service Class 2)	538,451
VIP Freedom 2030 Portfolio (Service Class 2)	273,484
VIP Freedom Income Portfolio (Service Class 2)	84,102
VIP Government Money Market (Service Class 2)	27,088,764
VIP Growth & Income (Service Class 2)	618,723
VIP Growth (Service Class 2)	18,344
VIP Growth Opportunities (Service Class 2)	274,914
VIP High Income (Service Class 2)	173,792
VIP Index 500 (Service Class 2)	692,881

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Investment Grade Bond (Service Class 2)	$30
VIP Mid Cap (Service Class 2)	1,126,608
VIP Overseas (Service Class 2)	121

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP (Class 2)	386,570
Franklin Growth and Income VIP (Class 2)	1,461,149
Franklin Income VIP (Class 2)	5,420,943
Franklin Large Cap Growth VIP (Class 2)	2,309,241
Franklin Mutual Global Discovery VIP (Class 2)	464,720
Franklin Mutual Shares VIP (Class 2)	3,324,740
Franklin Small Cap Value VIP (Class 2)	3,739,943
Franklin Small-Mid Cap Growth VIP (Class 2)	91,569
Franklin U.S. Government Securities VIP (Class 2)	1,104,735
Templeton Developing Markets VIP (Class 2)	533,751
Templeton Foreign VIP (Class 2)	3,054,137
Templeton Global Bond VIP (Class 2)	36,966
Templeton Growth VIP (Class 2)	76,475

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	159,490
VIT Mid Cap Value	212,526
VIT Small Cap Equity Insights	758,344
VIT Strategic Growth	4,372
VIT U.S. Equity Insights	708,975

Investment in the Janus Aspen Series Sub-Account:
Janus Henderson VIT Forty (Institutional Shares)*	260

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Lazard Retirement Emerging Markets Equity	24

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	66

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,079,973
Fundamental Equity	618,542
Growth and Income	886,806
Growth Opportunities	1,219,951
Mid-Cap Stock	686,202

Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	85,866
MFS Investors Trust	43,257

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
MFS New Discovery	$149,609
MFS Research	59,907
MFS Total Return Bond	131,910
MFS Utilities	3,803

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	3,606
MFS Investors Trust (Service Class)	6,736
MFS New Discovery Series (Service Class)*	11,105
MFS Research (Service Class)	4,834
MFS Utilities (Service Class)	5,950

Investment in the MFS Variable Insurance Trust II Sub-Account:
MFS High Yield	15,133

Investments in the Morgan Stanley Variable Insurance Fund, Inc. Sub-Accounts:
Morgan Stanley VIF Core Plus Fixed Income	4,630
Morgan Stanley VIF Emerging Markets Equity	739,192
Morgan Stanley VIF Global Infrastructure	2,770,014
Morgan Stanley VIF Global Strategist	3,858,746
Morgan Stanley VIF Growth	7,258,167
Morgan Stanley VIF Mid Cap Growth	4,281,816
Morgan Stanley VIF U.S. Real Estate	641,858

Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II) Sub-Accounts:
Morgan Stanley VIF Emerging Markets Debt (Class II)	641,446
Morgan Stanley VIF Emerging Markets Equity (Class II)	276,828
Morgan Stanley VIF Global Franchise (Class II)	4,536,782
Morgan Stanley VIF Global Infrastructure (Class II)	756,123
Morgan Stanley VIF Global Strategist (Class II)	1,207,105
Morgan Stanley VIF Growth (Class II)	1,739,169
Morgan Stanley VIF Mid Cap Growth (Class II)	3,063,516
Morgan Stanley VIF U.S. Real Estate (Class II)	1,525,875

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity*	997,857
Income Plus	3,080,306
Limited Duration*	472,027
Multi Cap Growth	62,832,148

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)*	238,828
Income Plus (Class Y Shares)	3,942,773
Limited Duration (Class Y Shares)*	702,752
Multi Cap Growth (Class Y Shares)	16,130,308

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	2,938

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	$265,022
Oppenheimer Conservative Balanced	43,160
Oppenheimer Discovery Mid Cap Growth	93,614
Oppenheimer Global	444,254
Oppenheimer Global Strategic Income	134,250
Oppenheimer Main Street	120,047
Oppenheimer Main Street Small Cap	172,003
Oppenheimer Total Return Bond	29,288

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	1,777,983
Oppenheimer Conservative Balanced (SS)	391,983
Oppenheimer Discovery Mid Cap Growth (SS)	967,030
Oppenheimer Global (SS)	780,197
Oppenheimer Global Strategic Income (SS)	3,207,538
Oppenheimer Main Street (SS)	3,947,886
Oppenheimer Main Street Small Cap (SS)	2,094,949
Oppenheimer Total Return Bond (SS)	877,307

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	25,823
PIMCO VIT Emerging Markets Bond (Advisor Shares)	93,381
PIMCO VIT International Bond (US Dollar-Hedged)*	15
PIMCO VIT Real Return (Advisor Shares)	264,403
PIMCO VIT Total Return	174
PIMCO VIT Total Return (Advisor Shares)	1,253,881

Investments in the Putnam Variable Trust Sub-Accounts:
VT Diversified Income	1,323,018
VT Equity Income	10,748,319
VT George Putnam Balanced	1,847,639
VT Global Asset Allocation	2,813,905
VT Global Equity	290,032
VT Global Health Care	3,808,825
VT Global Utilities	725,268
VT Government Money Market	10,689,657
VT Growth Opportunities	7,461,140
VT High Yield	1,681,248
VT Income	3,073,041
VT International Equity	3,539,017
VT International Growth	1,023,545
VT International Value	431,728
VT Mortgage Securities*	704,249
VT Multi-Cap Core*	5,451,855
VT Research	301,556
VT Small Cap Growth*	728,030
VT Small Cap Value	10,827,429

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Sustainable Future*	$416,336
VT Sustainable Leaders*	9,543,819

Investment in the The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)	5,387

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

7. Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2018	238	$9.90	-	11.65	$2,566	—%	1.15	-	2.60%	(10.48)	-	(9.19)%
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13
2015	419	9.72	-	10.97	4,369	—	1.15	-	2.60	(5.67)	-	(4.32)
2014	528	10.31	-	11.46	5,810	—	1.15	-	2.60	1.18	-	2.64

Advanced Series Trust - AST Advanced Strategies
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89
2015	168	12.15	-	13.70	2,197	—	1.15	-	2.60	(1.76)	-	(0.34)
2014	201	12.37	-	13.75	2,659	—	1.15	-	2.60	3.42	-	4.90

Advanced Series Trust - AST Balanced Asset Allocation
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25
2015	608	11.99	-	13.36	7,794	—	1.00	-	2.30	(0.52)	-	0.74
2014	771	11.90	-	13.43	10,008	—	1.00	-	2.35	1.83	-	5.47

Advanced Series Trust - AST BlackRock Global Strategies
2018	<1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	<1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33
2015	2	10.89	-	10.89	19	—	1.55	-	1.55	(4.48)	-	(4.48)
2014	2	11.40	-	11.40	19	—	1.55	-	1.55	3.29	-	3.29

Advanced Series Trust - AST BlackRock Low Duration Bond
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63
2015	8	11.05	-	11.66	89	—	1.00	-	1.65	(1.15)	-	(0.51)
2014	8	11.18	-	11.72	95	—	1.00	-	1.65	(1.72)	-	(1.08)

Advanced Series Trust - AST BlackRock/Loomis Sayles Bond
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20
2015	6	12.89	-	13.61	85	—	1.00	-	1.65	(3.70)	-	(2.00)
2014	8	13.39	-	13.89	109	—	1.15	-	1.65	2.06	-	2.54

Advanced Series Trust - AST Bond Portfolio 2018 (sub-account closed on December 31, 2018)
2018	—	13.05	-	13.62	—	—	1.50	-	1.90	(1.14)	-	(0.74)
2017	26	13.20	-	13.72	349	—	1.50	-	1.90	(1.16)	-	(0.77)
2016	30	13.36	-	13.82	417	—	1.50	-	1.90	(0.28)	-	0.11
2015	31	13.40	-	13.81	428	—	1.50	-	1.90	(0.68)	-	(0.42)
2014	33	13.46	-	13.90	459	—	1.50	-	1.90	0.09	-	1.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2019
2018	19	$13.03	-	13.73	$252	—%	1.50	-	2.00%	(1.42)	-	(0.93)%
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)
2015	23	13.45	-	13.97	318	—	1.50	-	2.00	(0.91)	-	(0.42)
2014	23	13.57	-	14.03	320	—	1.50	-	2.00	2.22	-	2.72

Advanced Series Trust - AST Bond Portfolio 2022
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)
2015	12	12.02	-	12.02	147	—	1.85	-	1.85	0.24	-	0.24
2014	12	11.99	-	11.99	147	—	1.85	-	1.85	8.36	-	8.36

Advanced Series Trust - AST Bond Portfolio 2023
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40
2015	5	10.36	-	10.36	57	—	1.50	-	1.50	1.19	-	2.69
2014	62	10.09	-	10.24	631	—	1.50	-	2.00	10.41	-	10.95

Advanced Series Trust - AST Bond Portfolio 2024
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40
2015	8	10.04	-	10.04	80	—	1.50	-	1.50	1.32	-	2.32
2014	41	9.81	-	9.91	410	—	1.50	-	2.35	12.73	-	12.90

Advanced Series Trust - AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57
2015	11	9.92	-	9.97	107	—	1.50	-	2.00	0.19	-	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18		15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62
2015	403	11.77	-	12.90	4,984	—	1.15	-	2.25	(1.68)	-	(0.61)
2014	514	11.97	-	12.98	6,441	—	1.15	-	2.25	4.64	-	5.78

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Cohen & Steers Realty
2018	<1	$15.93	-	16.85	$9	—%	1.15	-	1.65%	(6.31)	-	(5.84)%
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62
2015	2	15.77	-	16.44	30	—	1.15	-	1.65	3.65	-	5.82
2014	7	14.90	-	15.86	103	—	1.15	-	1.65	25.53	-	29.42

Advanced Series Trust - AST Fidelity Institutional AMSM Quantitative
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07
2015	147	10.22	-	11.53	1,639	—	1.15	-	2.60	(1.57)	-	(0.16)
2014	184	10.39	-	11.55	2,063	—	1.15	-	2.60	0.53	-	1.98

Advanced Series Trust - AST Global Real Estate
2018	<1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	<1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	<1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)
2015	<1	12.66	-	13.14	3	—	1.15	-	1.65	(1.71)	-	(1.23)
2014	<1	12.88	-	13.30	3	—	1.15	-	1.65	12.07	-	12.63

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2018	6	11.93	-	13.36	70	—	1.00	-	2.00	(10.33)	-	(9.44)
2017	6	13.31	-	14.75	79	—	1.00	-	2.00	7.60	-	8.66
2016	6	12.37	-	13.57	78	—	1.00	-	2.00	9.36	-	10.44
2015	7	11.31	-	12.29	78	—	1.00	-	2.00	(9.85)	-	(4.52)
2014	1	12.54	-	12.87	12	—	1.15	-	1.50	11.46	-	11.84

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64
2015	6	15.98	-	17.37	109	—	1.00	-	2.00	(7.54)	-	(5.58)
2014	3	17.28	-	18.39	59	—	1.15	-	2.00	9.34	-	10.26

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06
2015	38	11.30	-	12.05	452	—	1.15	-	2.00	(2.86)	-	(2.04)
2014	42	11.63	-	12.30	509	—	1.15	-	2.00	2.00	-	2.86

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2018	<1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	<1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	<1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90
2015	<1	18.05	-	18.73	7	—	1.15	-	1.65	(7.03)	-	(6.57)
2014	<1	19.42	-	20.05	8	—	1.15	-	1.65	5.46	-	5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2018	28	$8.50	-	9.35	$237	1.24%	1.15	-	2.00%	(0.70)	-	0.14%
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)
2015	43	8.88	-	9.65	390	—	1.00	-	2.00	(1.24)	-	(0.99)
2014	47	8.99	-	9.74	432	—	1.00	-	2.00	(2.68)	-	(1.00)

Advanced Series Trust - AST High Yield
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25
2015	3	13.34	-	13.91	47	—	1.00	-	1.50	(4.64)	-	(4.52)
2014	5	13.99	-	14.56	77	—	1.00	-	1.50	0.67	-	1.54

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2018	<1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	<1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	<1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52
2015	<1	11.35	-	11.35	1	—	1.15	-	1.15	(8.89)	-	(8.89)
2014	1	12.46	-	12.46	9	—	1.15	-	1.15	12.45	-	12.45

Advanced Series Trust - AST International Growth
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)
2015	5	9.10	-	9.49	44	—	1.15	-	1.65	1.47	-	1.97
2014	5	8.97	-	9.31	45	—	1.15	-	1.65	(7.06)	-	(6.60)

Advanced Series Trust - AST International Value
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)
2015	6	8.55	-	8.91	56	—	1.15	-	1.65	(0.33)	-	1.75
2014	7	8.40	-	8.94	58	—	1.15	-	1.65	(10.54)	-	(7.77)

Advanced Series Trust - AST Investment Grade Bond
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02
2015	205	14.81	-	15.85	3,151	—	1.15	-	2.05	(0.86)	-	0.02
2014	131	14.94	-	15.85	2,026	—	1.15	-	2.05	4.58	-	5.51

Advanced Series Trust - AST J.P. Morgan Global Thematic
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02
2015	9	12.59	-	13.18	121	—	1.15	-	1.75	(2.75)	-	(2.17)
2014	14	12.95	-	13.47	182	—	1.15	-	1.75	4.53	-	5.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2018	9	$8.99	-	9.90	$85	—%	1.15	-	2.00%	(19.10)	-	(18.41)%
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77
2015	5	8.75	-	9.39	47	—	1.15	-	2.00	(4.70)	-	(3.90)
2014	5	9.18	-	9.77	49	—	1.15	-	2.00	(8.20)	-	(7.43)

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66
2015	220	11.00	-	12.40	2,621	—	1.15	-	2.60	(2.72)	-	(1.32)
2014	273	11.31	-	12.57	3,310	—	1.15	-	2.60	2.77	-	4.25

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53
2015	12	14.94	-	16.24	182	—	1.00	-	2.00	7.91	-	8.98
2014	12	13.85	-	14.90	172	—	1.00	-	2.00	8.42	-	9.49

Advanced Series Trust - AST Lord Abbett Core Fixed Income (sub-account merged on September 14, 2018)
2018	—	13.12	-	13.86	—	—	1.00	-	1.50	(2.63)	-	(2.28)
2017	4	13.48	-	14.19	50	—	1.00	-	1.50	1.83	-	2.33
2016	4	13.23	-	13.87	51	—	1.00	-	1.50	1.09	-	1.59
2015	4	13.09	-	13.65	54	—	1.00	-	1.50	(2.06)	-	(1.57)
2014	4	13.37	-	13.87	58	—	1.00	-	1.50	4.81	-	5.33

Advanced Series Trust - AST MFS Global Equity
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05
2015	5	14.01	-	14.60	65	—	1.00	-	1.50	(2.92)	-	(2.44)
2014	5	14.43	-	14.97	68	—	1.00	-	1.50	2.10	-	2.60

Advanced Series Trust - AST MFS Growth
2018	<1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	<1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	<1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75
2015	<1	16.31	-	16.31	4	—	1.15	-	1.15	6.01	-	6.01
2014	<1	15.38	-	15.38	4	—	1.15	-	1.15	7.47	-	7.47

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89
2015	2	15.42	-	16.07	24	—	1.15	-	1.65	(7.17)	-	(6.71)
2014	2	16.61	-	17.23	28	—	1.15	-	1.65	12.39	-	12.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation
2018	13	$12.51	-	13.01	$164	—%	1.50	-	2.10%	(10.17)	-	(9.64)%
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78
2015	14	11.94	-	12.20	172	—	1.50	-	2.10	(4.79)	-	(2.70)
2014	<1	12.54	-	12.54	6	—	1.50	-	1.50	3.58	-	3.58

Advanced Series Trust - AST Parametric Emerging Markets Equity
2018	<1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08
2015	1	7.57	-	7.85	12	—	1.15	-	1.65	(18.08)	-	(17.67)
2014	2	9.24	-	9.54	14	—	1.15	-	1.65	(6.23)	-	(5.77)

Advanced Series Trust - AST Preservation Asset Allocation
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33
2015	478	11.73	-	13.23	6,120	—	1.15	-	2.60	(2.40)	-	(1.00)
2014	615	12.02	-	13.36	7,944	—	1.15	-	2.60	3.09	-	4.57

Advanced Series Trust - AST Prudential Growth Allocation
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84
2015	937	10.24	-	11.55	10,475	—	1.15	-	2.60	(3.13)	-	(1.74)
2014	826	10.58	-	11.76	9,408	—	1.15	-	2.60	6.43	-	7.95

Advanced Series Trust - AST QMA US Equity Alpha
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71
2015	4	14.33	-	15.25	54	—	1.00	-	1.75	1.30	-	2.06
2014	4	14.14	-	14.94	56	—	1.00	-	1.75	15.19	-	16.05

Advanced Series Trust - AST RCM World Trends
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62
2015	117	10.72	-	12.01	1,349	—	1.15	-	2.65	(2.75)	-	(1.30)
2014	130	11.03	-	12.17	1,528	—	1.15	-	2.65	2.42	-	3.94

Advanced Series Trust - AST Small-Cap Growth
2018	<1	19.90	-	19.90	<1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	<1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	<1	18.06	-	18.06	<1	—	1.50	-	1.50	10.42	-	10.42
2015	<1	16.36	-	16.36	1	—	1.50	-	1.50	(0.71)	-	(0.71)
2014	<1	16.47	-	16.47	1	—	1.50	-	1.50	0.03	-	2.28

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Small-Cap Growth Opportunities
2018	1	$16.06	-	17.29	$20	—%	1.00	-	1.65%	(12.30)	-	(11.73)%
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63
2015	2	13.76	-	14.53	24	—	1.00	-	1.65	(0.31)	-	0.33
2014	2	13.81	-	14.48	26	—	1.00	-	1.65	3.23	-	3.90

Advanced Series Trust - AST Small-Cap Value
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73
2015	2	14.34	-	14.95	29	—	1.15	-	1.65	(5.40)	-	(3.42)
2014	2	14.85	-	15.81	31	—	1.15	-	1.65	0.94	-	4.07

Advanced Series Trust - AST Templeton Global Bond
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17
2015	4	10.89	-	11.35	46	—	1.15	-	1.65	(6.17)	-	(5.70)
2014	4	11.61	-	12.04	53	—	1.15	-	1.65	(1.08)	-	(0.59)

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32
2015	359	12.15	-	13.71	4,711	—	1.15	-	2.60	(2.50)	-	(1.10)
2014	445	12.47	-	13.86	5,969	—	1.15	-	2.60	3.19	-	4.67

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2018	<1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	<1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53
2015	1	18.68	-	19.23	20	—	1.15	-	1.50	7.96	-	8.34
2014	1	17.30	-	17.75	19	—	1.15	-	1.50	6.74	-	7.11

Advanced Series Trust - AST T. Rowe Price Large-Cap Value
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92
2015	2	10.40	-	10.85	16	—	1.15	-	1.65	(7.59)	-	(7.13)
2014	2	11.26	-	11.68	25	—	1.15	-	1.65	(0.09)	-	0.40

Advanced Series Trust - AST T. Rowe Price Natural Resources
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20
2015	9	6.92	-	7.21	65	—	1.15	-	1.65	(20.57)	-	(20.17)
2014	11	8.71	-	9.03	101	—	1.15	-	1.65	(9.85)	-	(9.40)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2018	2	$15.25	-	16.78	$30	—%	1.15	-	2.00%	(18.17)	-	(17.48)%
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70
2015	3	14.35	-	15.40	42	—	1.15	-	2.00	(8.44)	-	(7.67)
2014	3	15.67	-	16.68	46	—	1.15	-	2.00	12.71	-	13.66

Advanced Series Trust - AST Wellington Management Hedged Equity
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95
2015	22	10.36	-	10.58	228	—	1.50	-	1.75	(3.06)	-	(2.10)
2014	20	10.69	-	10.81	211	—	1.50	-	1.65	3.79	-	3.94

Advanced Series Trust - AST Western Asset Core Plus Bond
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11
2015	1	12.86	-	12.86	12	—	1.00	-	1.00	0.23	-	0.23
2014	1	12.83	-	12.83	13	—	1.00	-	1.00	6.13	-	6.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56
2015	5,004	11.37	-	17.05	77,713	—	0.70	-	2.30	2.62	-	4.27
2014	5,740	10.90	-	16.61	86,128	0.04	0.70	-	2.30	5.97	-	7.68

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69
2015	1,643	19.25	-	27.26	34,489	0.31	0.70	-	2.69	(11.57)	-	(9.76)
2014	1,921	21.77	-	30.21	45,106	0.44	0.70	-	2.69	6.80	-	8.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48
2015	1,224	17.30	-	21.33	23,660	1.93	0.70	-	2.30	(8.12)	-	(6.64)
2014	1,429	18.82	-	22.85	29,816	1.31	0.70	-	2.30	6.90	-	8.62

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50
2015	3,613	14.04	-	16.23	68,288	1.11	0.70	-	2.20	(7.82)	-	(6.43)
2014	4,153	15.23	-	17.35	84,651	0.83	0.70	-	2.20	5.79	-	7.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Plus Bond
2018	333	$13.73	-	15.14	$5,074	3.52%	1.10	-	1.85%	(4.17)	-	(3.44)%
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49
2015	459	13.11	-	14.13	6,559	4.49	1.10	-	1.85	(2.21)	-	(1.46)
2014	555	13.41	-	14.34	8,064	4.98	1.10	-	1.85	6.03	-	6.85

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01
2015	2,963	15.96	-	20.73	134,666	1.67	0.70	-	2.05	—	-	1.35
2014	3,399	15.96	-	20.45	152,078	1.66	0.70	-	2.05	10.54	-	12.04

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18
2015	1,281	18.71	-	22.56	22,516	2.58	0.83	-	1.98	(4.21)	-	(3.10)
2014	1,488	19.54	-	23.28	27,029	1.73	0.83	-	1.98	6.90	-	8.13

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Core Equity
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07
2015	1,303	12.44	-	15.72	27,860	1.35	0.70	-	2.05	(3.42)	-	(2.11)
2014	1,498	12.88	-	16.06	32,900	1.96	0.70	-	2.05	(1.35)	-	(0.01)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Money Market
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)
2015	447	9.66	-	11.42	4,944	0.01	1.10	-	1.70	(1.67)	-	(1.08)
2014	517	9.82	-	11.55	5,842	0.01	1.10	-	1.70	(1.67)	-	(1.08)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12
2015	473	14.91	-	16.92	7,655	2.16	1.10	-	1.70	(1.35)	-	(0.75)
2014	526	15.11	-	17.04	8,619	3.01	1.10	-	1.70	2.38	-	3.00

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44
2015	728	9.45	-	11.12	12,197	5.34	0.70	-	1.98	(5.06)	-	(3.84)
2014	835	9.83	-	11.71	14,530	4.45	0.70	-	1.98	(0.27)	-	1.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth
2018	616	$13.22	-	18.88	$12,104	1.99%	1.10	-	1.70%	(16.42)	-	(15.91)%
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)
2015	886	13.36	-	18.74	17,492	1.47	1.10	-	1.70	(3.99)	-	(3.41)
2014	1,006	13.92	-	19.40	20,589	1.58	1.10	-	1.70	(1.36)	-	(0.77)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Managed Volatility
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41
2015	235	23.33	-	25.02	5,670	1.40	1.10	-	1.70	(3.80)	-	(3.22)
2014	261	24.25	-	25.86	6,546	2.93	1.10	-	1.70	18.54	-	19.25

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20
2015	454	15.80	-	23.45	9,166	0.35	1.10	-	2.20	(6.12)	-	(5.08)
2014	510	16.83	-	24.70	10,887	0.04	1.10	-	2.20	2.16	-	3.29

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)
2015	321	17.37	-	25.89	7,481	—	1.10	-	1.70	(0.50)	-	0.10
2014	348	17.46	-	25.87	8,107	—	1.10	-	1.70	6.22	-	6.86

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. S&P 500 Index
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68
2015	1,803	14.59	-	16.98	32,471	1.75	0.70	-	2.05	(1.02)	-	0.32
2014	1,882	14.74	-	16.93	34,156	1.83	0.70	-	2.05	11.02	-	12.53

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Technology
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)
2015	141	18.56	-	19.90	2,715	—	1.10	-	1.70	5.01	-	5.65
2014	163	17.67	-	18.84	2,965	—	1.10	-	1.70	9.18	-	9.84

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04
2015	408	13.84	-	15.08	5,891	2.66	1.10	-	1.70	(11.92)	-	(11.39)
2014	465	15.72	-	17.02	7,599	1.40	1.10	-	1.70	4.82	-	5.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2018	773	$23.18	-	28.23	$15,163	—%	1.29	-	2.49%	(6.28)	-	(5.14)%
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70
2015	1,216	20.07	-	23.56	20,591	—	1.29	-	2.49	2.14	-	3.40
2014	1,426	19.65	-	22.79	23,511	—	1.29	-	2.49	5.48	-	6.77

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Value II
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74
2015	824	22.36	-	25.30	21,458	0.01	1.29	-	2.59	(11.71)	-	(10.53)
2014	983	24.99	-	28.66	28,615	0.19	1.29	-	2.59	6.64	-	8.07

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Comstock II
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48
2015	4,022	17.92	-	19.35	77,847	1.63	1.29	-	2.59	(8.62)	-	(7.40)
2014	4,761	19.36	-	21.18	100,267	1.05	1.29	-	2.59	6.27	-	7.69

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60
2015	100	13.35	-	14.96	1,491	0.89	1.29	-	2.44	(8.30)	-	(7.22)
2014	115	14.37	-	16.12	1,855	0.66	1.29	-	2.59	5.05	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Plus Bond II
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98
2015	11	12.08	-	13.50	145	4.42	1.30	-	2.10	(2.70)	-	(1.92)
2014	11	12.42	-	13.77	149	4.40	1.30	-	2.10	5.61	-	6.46

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Diversified Dividend II
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06
2015	1,769	18.26	-	21.18	30,459	1.49	1.29	-	2.44	(0.67)	-	0.50
2014	2,000	18.06	-	21.08	34,456	1.37	1.29	-	2.59	9.62	-	11.08

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Equity and Income II
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36
2015	1,438	18.25	-	18.54	26,960	2.26	1.29	-	2.59	(5.11)	-	(3.84)
2014	1,734	19.23	-	19.28	33,898	1.50	1.29	-	2.59	5.95	-	7.36

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Global Core Equity II
2018	679	$14.08	-	17.32	$9,396	0.79%	1.29	-	2.59%	(17.73)	-	(16.64)%
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13
2015	973	13.81	-	16.33	12,881	1.03	1.29	-	2.59	(4.20)	-	(2.92)
2014	1,130	14.41	-	16.82	15,474	1.51	1.29	-	2.59	(2.12)	-	(0.81)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Money Market II
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)
2015	63	8.23	-	9.60	587	0.01	1.30	-	2.40	(2.36)	-	(1.28)
2014	73	8.42	-	9.73	691	0.01	1.30	-	2.40	(2.36)	-	(1.28)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)
2015	22	12.17	-	13.62	282	1.95	1.30	-	2.10	(2.02)	-	(1.23)
2014	22	12.42	-	13.79	291	2.82	1.30	-	2.10	1.72	-	2.54

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89
2015	1,773	21.29	-	25.68	41,752	2.55	1.29	-	2.69	(5.91)	-	(4.56)
2014	2,077	22.63	-	26.91	51,532	1.42	1.29	-	2.69	7.01	-	8.55

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. High Yield II
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40
2015	638	15.87	-	18.78	7,330	5.04	1.29	-	2.59	(5.87)	-	(4.62)
2014	755	16.86	-	19.69	9,228	4.40	1.29	-	2.59	(1.05)	-	0.28

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. International Growth II
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)
2015	201	9.36	-	10.48	2,155	1.30	1.29	-	2.44	(4.99)	-	(3.87)
2014	210	9.85	-	10.90	2,354	1.01	1.29	-	2.44	(2.35)	-	(1.20)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Managed Volatility II
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89
2015	6	22.27	-	23.75	141	1.16	1.30	-	1.85	(4.16)	-	(3.63)
2014	7	23.24	-	24.65	159	2.51	1.30	-	1.85	18.02	-	18.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2018	43	$15.84	-	18.80	$793	0.11%	1.29	-	2.44%	(13.76)	-	(12.74)%
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71
2015	75	14.87	-	17.04	1,261	0.11	1.29	-	2.44	(6.62)	-	(5.52)
2014	99	15.92	-	18.04	1,751	—	1.29	-	2.44	1.63	-	2.83

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)
2015	377	18.18	-	22.28	8,020	—	0.83	-	2.54	(1.52)	-	0.21
2014	432	18.46	-	22.23	9,307	—	0.83	-	2.54	4.96	-	6.80

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. S&P 500 Index II
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77
2015	2,967	19.44	-	22.99	48,667	1.48	1.29	-	2.59	(1.83)	-	(0.52)
2014	3,329	19.80	-	23.11	55,401	1.53	1.29	-	2.59	10.03	-	11.50

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Technology II
2018	<1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	<1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	<1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)
2015	1	17.68	-	18.86	10	—	1.30	-	1.85	4.61	-	5.18
2014	1	16.90	-	17.93	12	—	1.30	-	1.85	8.79	-	9.39

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40
2015	259	13.95	-	16.18	3,793	2.23	1.29	-	2.44	(12.84)	-	(11.81)
2014	291	16.01	-	18.35	4,878	1.11	1.29	-	2.44	3.79	-	5.01

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2018	684	18.34	-	27.52	13,314	—	0.70	-	2.59	1.09	-	3.04
2017	774	17.80	-	27.22	14,874	—	0.70	-	2.59	30.70	-	33.21
2016	923	13.36	-	20.83	13,602	—	0.70	-	2.59	(1.75)	-	0.15
2015	1,079	13.34	-	21.20	16,122	—	0.70	-	2.59	6.00	-	8.06
2014	1,324	12.35	-	20.00	18,443	—	0.70	-	2.59	10.04	-	12.18

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30
2015	2,554	18.99	-	23.19	46,289	1.16	0.70	-	2.59	(1.20)	-	0.72
2014	2,985	19.22	-	23.02	54,295	1.07	0.70	-	2.59	6.46	-	8.53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2018	575	$8.10	-	9.71	$5,251	1.09%	1.29	-	2.59%	(24.97)	-	(23.98)%
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)
2015	859	9.16	-	10.56	8,689	2.17	1.29	-	2.59	(0.25)	-	1.08
2014	1,037	9.19	-	10.44	10,427	3.23	1.29	-	2.59	(8.88)	-	(7.67)

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64
2015	1,229	13.66	-	20.58	15,251	—	0.70	-	2.59	7.98	-	10.08
2014	1,431	11.97	-	19.06	16,401	—	0.94	-	2.59	10.89	-	12.77

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19
2015	354	25.81	-	30.53	10,247	0.53	1.29	-	2.59	(8.14)	-	(6.91)
2014	434	28.09	-	32.79	13,578	0.41	1.29	-	2.59	6.12	-	7.54

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2018	33	11.65	-	13.96	435	0.99	1.29	-	2.59	(17.54)	-	(16.44)
2017	39	14.13	-	16.71	614	1.17	1.29	-	2.59	10.38	-	11.84
2016	48	12.80	-	14.94	682	1.33	1.29	-	2.59	8.42	-	9.86
2015	55	11.81	-	13.60	717	1.84	1.29	-	2.59	(9.57)	-	(8.37)
2014	67	13.06	-	14.84	945	1.55	1.29	-	2.59	7.90	-	9.34

American Century Variable Portfolios, Inc. - American Century VP International
2018	<1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	<1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	<1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)
2015	<1	17.53	-	17.53	6	0.38	1.45	-	1.45	(0.69)	-	(0.69)
2014	<1	17.65	-	17.65	6	1.68	1.45	-	1.45	(6.87)	-	(6.87)

Deutsche DWS Variable Series I - DWS Bond VIP (Class A)
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19
2015	12	15.47	-	15.74	181	3.64	0.70	-	0.80	(1.09)	-	(0.99)
2014	19	15.64	-	15.90	299	3.99	0.70	-	0.80	5.78	-	5.89

Deutsche DWS Variable Series I - DWS Capital Growth VIP (Class A)
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52
2015	57	21.55	-	21.93	1,252	0.66	0.70	-	0.80	7.75	-	7.86
2014	54	20.00	-	20.33	1,086	0.62	0.70	-	0.80	12.07	-	12.18

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche DWS Variable Series I - DWS Core Equity VIP (Class A)
2018	20	$23.06	-	23.53	$476	1.90%	0.70	-	0.80%	(6.44)	-	(6.35)%
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71
2015	30	18.73	-	19.06	563	0.88	0.70	-	0.80	4.41	-	4.51
2014	34	17.94	-	18.23	617	1.06	0.70	-	0.80	10.93	-	11.04

Deutsche DWS Variable Series I - DWS CROCI® International VIP (Class A)
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03
2015	18	10.93	-	11.12	194	4.24	0.70	-	0.80	(6.24)	-	(6.14)
2014	18	11.65	-	11.84	217	1.96	0.70	-	0.80	(12.47)	-	(12.38)

Deutsche DWS Variable Series I - DWS Global Small Cap VIP (Class A)
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86
2015	27	33.56	-	34.15	910	1.04	0.70	-	0.80	0.35	-	0.45
2014	31	33.45	-	33.99	1,063	0.84	0.70	-	0.80	(4.90)	-	(4.80)

Deutsche DWS Variable Series II - DWS Global Income Builder VIP (Class A)
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07
2015	70	15.04	-	15.20	1,055	3.27	0.70	-	0.80	(2.23)	-	(2.13)
2014	78	15.38	-	15.53	1,204	3.18	0.70	-	0.80	3.00	-	3.10

Deutsche DWS Variable Series II - DWS Government Money Market VIP (Class A)
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)
2015	17	10.13	-	10.22	177	0.01	0.70	-	0.80	(0.79)	-	(0.69)
2014	16	10.21	-	10.30	163	0.01	0.70	-	0.80	(0.79)	-	(0.69)

Deutsche DWS Variable Series II - DWS Small Mid Cap Growth VIP (Class A)
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31
2015	20	18.07	-	18.27	361	—	0.70	-	0.80	(1.69)	-	(1.59)
2014	22	18.38	-	18.56	403	—	0.70	-	0.80	4.85	-	4.96

Dreyfus Stock Index Fund, Inc. - Dreyfus Stock Index Fund, Inc. (Initial Shares)
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43
2015	30	13.83	-	19.64	567	1.81	1.15	-	1.65	(0.55)	-	(0.05)
2014	32	15.99	-	19.65	604	1.74	1.15	-	1.85	11.33	-	12.13

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Variable Investment Fund - VIF Government Money Market
2018	18	$8.89	-	11.16	$178	1.26%	1.15	-	1.85%	(0.59)	-	0.12%
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2015	37	9.25	-	11.37	379	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	33	9.43	-	11.50	341	<0.01	1.15	-	1.85	(1.85)	-	(1.14)

Dreyfus Variable Investment Fund - VIF Growth & Income
2018	<1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	<1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78
2015	4	14.63	-	19.57	72	0.81	1.15	-	1.85	(0.30)	-	0.42
2014	5	16.79	-	19.49	92	0.77	1.15	-	2.00	7.87	-	8.82

Federated Insurance Series - Federated Government Money Fund II
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)
2015	354	9.25	-	10.99	4,068	—	1.15	-	1.85	(1.85)	-	(1.14)
2014	416	9.43	-	11.11	4,847	—	1.15	-	1.85	(1.85)	-	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77
2015	160	20.07	-	30.98	3,937	1.00	1.15	-	1.65	(0.98)	-	(0.48)
2014	181	20.26	-	31.13	4,509	0.86	1.15	-	1.65	10.11	-	10.66

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67
2015	33	16.43	-	20.07	623	3.00	1.15	-	1.65	(5.54)	-	(5.06)
2014	39	17.39	-	21.15	773	2.74	1.15	-	1.65	6.94	-	7.48

Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity Variable Insurance Products Fund - VIP Growth
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)
2015	201	11.67	-	20.12	3,196	0.25	1.15	-	1.65	5.42	-	5.95
2014	231	11.07	-	18.99	3,462	0.18	1.15	-	1.65	9.48	-	10.03

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP High Income
2018	14	$16.50	-	18.59	$236	5.28%	1.15	-	1.65%	(4.88)	-	(4.40)%
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30
2015	32	14.63	-	16.24	472	6.70	1.15	-	1.65	(5.20)	-	(4.73)
2014	33	15.43	-	17.04	520	5.07	1.15	-	1.65	(0.50)	-	—

Fidelity Variable Insurance Products Fund - VIP Index 500
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58
2015	214	14.14	-	15.78	3,406	1.91	1.15	-	1.65	(0.32)	-	0.18
2014	246	14.18	-	15.75	3,923	1.48	1.15	-	1.65	11.71	-	12.27

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44
2015	53	18.40	-	19.01	1,015	2.43	1.25	-	1.45	(2.03)	-	(1.83)
2014	63	18.78	-	19.37	1,215	2.20	1.25	-	1.45	4.30	-	4.51

Fidelity Variable Insurance Products Fund - VIP Overseas
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)
2015	45	11.44	-	11.90	591	1.26	1.15	-	1.65	1.93	-	2.44
2014	55	11.22	-	11.61	721	1.10	1.15	-	1.65	(9.58)	-	(9.13)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34
2015	1,914	16.16	-	17.87	33,278	0.74	1.29	-	2.59	(2.19)	-	(0.88)
2014	2,424	16.30	-	18.27	43,004	0.66	1.29	-	2.59	8.76	-	10.21

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12
2015	33	14.75	-	15.89	507	2.84	1.35	-	1.85	(6.01)	-	(5.53)
2014	37	16.83	-	17.51	617	2.58	1.35	-	2.00	6.31	-	7.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88
2015	306	12.17	-	13.76	4,060	1.59	1.29	-	2.54	(3.06)	-	(1.81)
2014	317	12.55	-	14.02	4,308	1.18	1.29	-	2.54	1.56	-	2.87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2018	189	$13.34	-	15.17	$2,737	1.30%	1.29	-	2.29%	(8.23)	-	(7.29)%
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44
2015	268	12.37	-	13.66	3,539	1.57	1.29	-	2.29	(2.74)	-	(1.74)
2014	290	12.72	-	13.90	3,912	1.22	1.29	-	2.29	2.20	-	3.25

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01
2015	114	13.04	-	13.84	1,528	1.25	1.29	-	1.89	(2.41)	-	(1.81)
2014	158	13.37	-	14.09	2,173	1.21	1.29	-	1.89	2.76	-	3.39

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83
2015	123	11.46	-	12.52	1,498	1.19	1.29	-	2.19	(2.75)	-	(1.85)
2014	120	11.78	-	12.76	1,487	1.13	1.29	-	2.19	1.27	-	2.20

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)
2015	751	8.69	-	9.28	7,087	0.01	1.25	-	2.59	(2.58)	-	(1.23)
2014	880	8.92	-	9.40	8,471	0.01	1.25	-	2.59	(2.58)	-	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)
2015	10	13.93	-	15.01	145	0.03	1.35	-	1.85	4.93	-	5.46
2014	11	13.28	-	14.23	158	—	1.35	-	1.85	8.96	-	9.51

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32
2015	294	15.51	-	17.87	5,018	1.78	1.29	-	2.59	(5.06)	-	(3.80)
2014	356	16.34	-	18.58	6,354	1.02	1.29	-	2.59	7.37	-	8.81

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (sub-account launched on April 24, 2015)
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)
2015	76	17.12	-	19.18	1,414	0.01	1.29	-	2.44	(3.00)	-	(2.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2018	93	$14.97	-	17.57	$1,570	5.34%	1.29	-	2.44%	(5.98)	-	(4.87)%
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70
2015	187	13.70	-	15.53	2,836	5.80	1.29	-	2.44	(6.21)	-	(5.11)
2014	238	14.61	-	16.37	3,846	5.00	1.29	-	2.44	(1.56)	-	(0.40)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15
2015	482	14.67	-	16.43	7,647	1.81	1.29	-	2.44	(1.38)	-	(0.22)
2014	499	14.87	-	16.47	7,965	1.31	1.29	-	2.44	10.52	-	11.83

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2018	<1	15.32	-	15.32	<1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	<1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	<1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91
2015	<1	14.87	-	14.87	1	1.99	1.50	-	1.50	(2.34)	-	(2.34)
2014	<1	15.23	-	15.23	1	1.71	1.50	-	1.50	4.03	-	4.03

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48
2015	550	14.24	-	15.95	9,630	0.24	1.29	-	2.44	(4.03)	-	(2.90)
2014	672	16.43	-	19.95	12,151	0.02	1.29	-	2.44	3.44	-	4.66

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2018	<1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	<1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	<1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)
2015	2	12.76	-	13.75	28	1.07	1.35	-	1.85	1.39	-	1.90
2014	2	12.59		13.49	34	1.07	1.35	-	1.85	(9.99)	-	(9.53)

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP (Class 2)
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)
2015	85	16.58	-	18.69	1,517	—	1.29	-	2.39	1.87	-	3.02
2014	107	16.27	-	18.14	1,855	—	1.29	-	2.39	3.57	-	4.74

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP (Class 2)
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19
2015	993	18.98	-	22.90	21,787	3.32	1.29	-	2.69	(3.57)	-	(2.19)
2014	1,199	19.69	-	23.41	27,038	2.44	1.29	-	2.69	6.20	-	7.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP (Class 2)
2018	3,405	$15.84	-	19.29	$62,568	4.82%	1.28	-	2.59%	(6.78)	-	(5.53)%
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58
2015	5,254	14.32	-	16.75	84,741	4.66	1.28	-	2.59	(9.46)	-	(8.24)
2014	6,536	15.82	-	18.25	115,409	5.20	1.28	-	2.59	1.91	-	3.29

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP (Class 2)
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)
2015	1,390	15.10	-	17.43	23,336	0.28	1.29	-	2.54	2.94	-	4.26
2014	1,756	14.67	-	16.71	28,433	1.12	1.29	-	2.54	9.60	-	11.01

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP (Class 2)
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73
2015	805	13.72	-	15.52	12,657	2.76	1.29	-	2.54	(6.10)	-	(4.89)
2014	934	14.61	-	16.31	15,527	2.07	1.29	-	2.54	3.02	-	4.34

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP (Class 2)
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73
2015	2,586	17.98	-	27.85	49,294	3.02	1.15	-	2.69	(7.49)	-	(6.02)
2014	3,196	19.43	-	29.64	65,115	1.96	1.15	-	2.69	4.24	-	5.90

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP (Class 2)
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54
2015	751	18.30	-	25.62	20,589	0.64	1.28	-	2.69	(9.88)	-	(8.56)
2014	879	20.01	-	28.43	26,531	0.62	1.28	-	2.69	(2.14)	-	(0.71)

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP (Class 2)
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98
2015	33	26.37	-	33.23	880	—	1.15	-	2.34	(4.94)	-	(3.77)
2014	39	27.74	-	34.53	1,067	—	1.15	-	2.34	4.96	-	6.24

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP (Class 2)
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)
2015	1,008	10.93	-	12.91	12,578	2.54	1.29	-	2.69	(2.23)	-	(0.82)
2014	1,230	11.18	-	13.02	15,521	2.61	1.29	-	2.69	0.60	-	2.05

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP (Class 2)
2018	190	$22.65	-	27.86	$6,039	0.86%	1.15	-	2.49%	(17.89)	-	(16.76)%
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10
2015	324	16.89	-	21.63	7,835	2.05	1.15	-	2.49	(21.61)	-	(20.52)
2014	352	21.25	-	27.60	10,815	1.49	1.15	-	2.49	(10.67)	-	(9.44)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP (Class 2)
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95
2015	2,875	14.49	-	17.00	48,853	3.33	1.15	-	2.69	(9.01)	-	(7.56)
2014	3,435	15.67	-	18.68	63,482	1.87	1.15	-	2.69	(13.52)	-	(12.15)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP (Class 2)
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76
2015	45	22.16	-	32.98	1,220	7.86	1.15	-	2.24	(6.45)	-	(5.40)
2014	50	23.68	-	34.86	1,426	5.58	1.15	-	2.24	(0.45)	-	0.67

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP (Class 2)
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37
2015	40	13.75	-	20.82	791	2.61	1.15	-	1.85	(8.22)	-	(7.56)
2014	45	14.98	-	22.52	956	1.42	1.15	-	1.85	(4.61)	-	(3.93)

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15
2015	173	13.73	-	15.81	2,612	1.36	1.29	-	2.59	(6.89)	-	(5.65)
2014	204	14.74	-	16.76	3,282	1.28	1.29	-	2.59	10.01	-	11.48

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07
2015	126	16.95	-	19.11	2,333	0.39	1.29	-	2.39	(11.41)	-	(10.41)
2014	142	19.14	-	21.33	2,947	0.89	1.29	-	2.39	10.86	-	12.11

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80
2015	278	14.36	-	27.77	4,420	0.27	1.15	-	2.59	(4.66)	-	(3.25)
2014	354	15.06	-	28.70	5,940	0.64	1.15	-	2.59	4.16	-	5.71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2018	<1	$15.98	-	24.30	$9	0.45%	1.37	-	1.65%	(2.67)	-	(2.39)%
2017	<1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	<1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60
2015	1	12.74	-	19.94	24	0.36	1.15	-	1.65	1.70	-	2.21
2014	1	12.52	-	19.51	24	0.38	1.15	-	1.65	11.78	-	12.34

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31
2015	235	15.66	-	18.04	4,062	1.32	1.29	-	2.59	(2.78)	-	(1.48)
2014	279	16.11	-	18.32	4,935	1.28	1.29	-	2.59	13.35	-	14.86

Janus Aspen Series - Janus Henderson VIT Forty (Institutional Shares)
2018	<1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	<1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	<1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67
2015	<1	26.37	-	26.37	11	—	1.50	-	1.50	10.54	-	10.54
2014	<1	23.85	-	23.85	11	0.15	1.50	-	1.50	7.10	-	7.10

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2018	<1	45.44	-	45.44	<1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	<1	56.64	-	56.64	<1	1.83	1.50	-	1.50	25.92	-	25.92
2016	<1	44.98	-	44.98	<1	0.54	1.50	-	1.50	18.97	-	18.97
2015	<1	37.81	-	37.81	<1	0.91	1.50	-	1.50	(21.26)	-	(21.26)
2014	<1	48.02	-	48.02	<1	1.45	1.50	-	1.50	(6.07)	-	(6.07)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2018	<1	21.11	-	21.11	<1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	<1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	<1	20.79	-	20.79	<1	0.79	1.50	-	1.50	11.31	-	11.31
2015	<1	18.68	-	18.68	1	1.07	1.50	-	1.50	(4.32)	-	(4.32)
2014	<1	19.52	-	19.52	2	1.94	1.50	-	1.50	10.03	-	10.03

Lord Abbett Series Fund - Bond-Debenture
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69
2015	874	14.97	-	17.17	14,538	3.58	1.29	-	2.49	(3.98)	-	(2.80)
2014	1,126	15.59	-	17.67	19,340	4.27	1.29	-	2.49	1.75	-	3.00

Lord Abbett Series Fund - Fundamental Equity
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26
2015	201	17.23	-	19.65	3,807	1.04	1.29	-	2.44	(5.80)	-	(4.69)
2014	266	18.29	-	20.62	5,294	0.40	1.29	-	2.44	4.53	-	5.76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2018	373	$15.61	-	18.44	$6,557	1.28%	1.29	-	2.44%	(10.38)	-	(9.33)%
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61
2015	677	13.78	-	15.72	10,263	1.10	1.29	-	2.44	(5.23)	-	(4.12)
2014	847	14.54	-	16.39	13,443	0.62	1.29	-	2.44	5.03	-	6.26

Lord Abbett Series Fund - Growth Opportunities
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)
2015	298	19.65	-	22.42	6,465	—	1.29	-	2.44	0.22	-	1.40
2014	389	19.61	-	22.11	8,334	—	1.29	-	2.44	3.48	-	4.70

Lord Abbett Series Fund - Mid-Cap Stock
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90
2015	721	15.22	-	17.46	12,089	0.54	1.29	-	2.49	(6.18)	-	(5.03)
2014	874	16.22	-	18.39	15,550	0.40	1.29	-	2.49	8.75	-	10.09

MFS Variable Insurance Trust - MFS Growth
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27
2015	41	10.88	-	24.10	749	0.16	1.15	-	1.65	5.80	-	6.33
2014	46	10.29	-	22.66	789	0.10	1.15	-	1.65	7.16	-	7.70

MFS Variable Insurance Trust - MFS Investors Trust
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35
2015	51	14.69	-	18.51	829	0.79	1.15	-	1.65	(1.42)	-	(0.93)
2014	70	14.90	-	18.68	1,155	0.91	1.15	-	1.65	9.19	-	9.74

MFS Variable Insurance Trust - MFS New Discovery
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81
2015	44	15.93	-	34.00	1,120	—	1.15	-	1.65	(3.49)	-	(3.01)
2014	52	16.51	-	35.06	1,366	—	1.15	-	1.65	(8.78)	-	(8.32)

MFS Variable Insurance Trust - MFS Research
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50
2015	33	12.90	-	17.53	504	0.80	1.15	-	1.65	(0.85)	-	(0.35)
2014	40	13.01	-	17.59	610	0.85	1.15	-	1.65	8.40	-	8.94

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Total Return Bond
2018	43	$19.57	-	20.34	$864	3.46%	1.25	-	1.45%	(2.52)	-	(2.32)%
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94
2015	47	18.36	-	19.61	925	4.02	1.25	-	1.65	(1.93)	-	(1.54)
2014	35	18.73	-	19.92	700	2.64	1.25	-	1.65	4.11	-	4.53

MFS Variable Insurance Trust - MFS Utilities
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98
2015	8	25.91	-	26.92	210	4.28	1.35	-	1.59	(15.87)	-	(15.67)
2014	8	30.80	-	31.92	262	2.20	1.35	-	1.59	10.95	-	11.22

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80
2015	4	15.71	-	16.92	74	—	1.35	-	1.85	5.32	-	5.85
2014	5	14.91	-	15.99	83	—	1.35	-	1.85	6.67	-	7.22

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86
2015	7	15.22	-	16.40	115	0.67	1.35	-	1.85	(1.90)	-	(1.40)
2014	8	15.51	-	16.63	132	0.72	1.35	-	1.85	8.66	-	9.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery Series (Service Class)
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33
2015	6	16.03	-	17.27	102	—	1.35	-	1.85	(3.96)	-	(3.47)
2014	6	16.69	-	17.89	111	—	1.35	-	1.85	(9.21)	-	(8.74)

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03
2015	2	15.28	-	16.46	32	0.41	1.35	-	1.85	(1.33)	-	(0.83)
2014	3	15.49	-	16.60	42	0.42	1.35	-	1.85	7.90	-	8.45

MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74
2015	28	19.95	-	21.49	738	3.57	1.35	-	1.85	(16.34)	-	(15.91)
2014	47	25.56	-	31.58	1,373	1.92	1.35	-	2.00	10.22	-	10.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust II - MFS High Yield
2018	9	$19.56	-	20.34	$188	5.26%	1.25	-	1.45%	(4.48)	-	(4.29)%
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41
2015	13	17.36	-	17.94	236	3.99	1.25	-	1.45	(5.60)	-	(5.41)
2014	36	18.39	-	18.97	674	3.51	1.25	-	1.45	1.33	-	1.53

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Core Plus Fixed Income
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90
2015	24	13.97	-	17.37	354	2.24	1.15	-	1.85	(2.49)	-	(1.79)
2014	52	14.32	-	15.35	772	2.96	1.15	-	1.85	5.86	-	6.40

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00
2015	810	16.35	-	21.04	13,809	0.83	0.70	-	2.20	(12.64)	-	(11.31)
2014	936	18.43	-	24.08	18,089	0.38	0.70	-	2.20	(6.57)	-	(5.16)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Infrastructure (sub-account launched on April 25, 2014)
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47
2015	1,029	13.97	-	16.70	38,449	1.82	0.70	-	1.98	(15.45)	-	(14.36)
2014	1,230	16.52	-	19.50	53,196	—	0.70	-	1.98	7.25	-	8.19

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Strategist
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84
2015	4,841	12.45	-	12.68	64,428	1.69	0.70	-	2.20	(8.43)	-	(7.05)
2014	5,574	13.64	-	14.87	79,713	0.84	0.70	-	2.20	(0.07)	-	1.44

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)
2015	1,234	19.88	-	23.61	25,121	—	0.70	-	2.69	9.22	-	11.46
2014	1,367	17.84	-	21.61	25,271	—	0.70	-	2.69	3.50	-	5.62

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)
2015	482	22.54	-	26.99	11,382	—	0.70	-	2.30	(8.04)	-	(6.55)
2014	558	24.51	-	28.88	14,237	—	0.70	-	2.30	(0.35)	-	1.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF U.S. Real Estate
2018	290	$30.65	-	53.96	$11,245	2.72%	0.70	-	2.20%	(9.74)	-	(8.36)%
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07
2015	431	28.79	-	54.22	17,384	1.31	0.70	-	2.30	(0.15)	-	1.46
2014	500	28.83	-	53.44	20,052	1.45	0.70	-	2.30	26.77	-	28.82

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Debt (Class II)
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16
2015	351	16.91	-	24.67	7,918	5.34	1.29	-	2.59	(3.74)	-	(2.45)
2014	425	17.57	-	25.29	9,899	5.49	1.29	-	2.59	0.23	-	1.56

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Equity (Class II)
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25
2015	169	24.72	-	29.24	4,715	0.78	1.29	-	2.59	(13.02)	-	(11.86)
2014	204	28.42	-	33.18	6,475	0.33	1.29	-	2.59	(7.03)	-	(5.79)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Franchise (Class II)
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06
2015	1,157	25.34	-	26.24	31,143	2.06	1.29	-	2.59	3.45	-	4.83
2014	1,446	24.17	-	25.37	37,168	2.05	1.29	-	2.59	1.80	-	3.16

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Infrastructure (Class II) (sub-account launched on April 25, 2014)
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49
2015	711	22.29	-	26.37	10,619	1.59	1.29	-	2.59	(16.12)	-	(15.00)
2014	799	26.57	-	31.02	14,176	—	1.29	-	2.59	6.52	-	7.50

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Strategist (Class II)
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14
2015	1,711	13.68	-	16.19	22,224	1.55	1.29	-	2.59	(8.95)	-	(7.74)
2014	1,923	15.03	-	17.54	27,193	0.76	1.29	-	2.59	(0.65)	-	0.68

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)
2015	184	26.43	-	27.08	5,259	—	1.29	-	2.59	9.07	-	10.52
2014	223	24.23	-	24.50	5,760	—	1.29	-	2.59	3.34	-	4.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Mid Cap Growth (Class II)
2018	354	$21.18	-	34.28	$10,159	—%	1.29	-	2.59%	7.67	-	9.10%
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)
2015	627	15.77	-	26.55	13,443	—	1.29	-	2.59	(8.43)	-	(7.20)
2014	802	17.00	-	28.99	18,322	—	1.29	-	2.59	(0.80)	-	0.53

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18
2015	848	28.29	-	38.22	29,652	1.17	1.29	-	2.59	(0.72)	-	0.61
2014	1,013	28.50	-	37.99	35,316	1.25	1.29	-	2.59	26.08	-	27.76

Morgan Stanley Variable Investment Series - European Equity (sub-account liquidated on October 19, 2018)
2018	—	11.07	-	13.45	—	2.38	0.70	-	2.05	(11.45)	-	(10.48)
2017	627	12.50	-	15.02	23,207	2.95	0.70	-	2.05	20.50	-	22.14
2016	699	10.37	-	12.30	21,603	2.87	0.70	-	2.05	(4.52)	-	(3.22)
2015	819	10.86	-	12.71	26,029	5.39	0.70	-	2.05	(7.10)	-	(5.83)
2014	913	11.69	-	13.49	31,020	2.50	0.70	-	2.05	(10.98)	-	(9.77)

Morgan Stanley Variable Investment Series - Income Plus
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34
2015	1,581	17.52	-	23.70	52,438	3.98	0.70	-	2.05	(4.08)	-	(2.78)
2014	1,802	18.27	-	24.38	62,077	4.24	0.70	-	2.05	5.60	-	7.03

Morgan Stanley Variable Investment Series - Limited Duration (sub-account liquidated on October 19, 2018)
2018	—	9.58	-	12.25	—	1.61	0.70	-	1.85	(2.07)	-	(1.15)
2017	440	9.78	-	12.40	4,768	2.32	0.70	-	1.85	(0.61)	-	0.54
2016	500	9.84	-	12.33	5,416	1.56	0.70	-	1.85	3.17	-	4.36
2015	590	9.54	-	11.81	6,174	1.34	0.70	-	1.85	(1.99)	-	(0.85)
2014	680	9.73	-	11.92	7,236	1.80	0.70	-	1.85	(0.72)	-	0.42

Morgan Stanley Variable Investment Series - Multi Cap Growth
2018	1,644	27.53	-	31.51	190,227	—	0.70	-	2.05	10.96	-	12.48
2017	1,841	24.82	-	28.01	194,168	—	0.70	-	2.05	46.38	-	48.36
2016	2,091	16.95	-	18.88	151,787	—	0.70	-	2.05	(5.36)	-	(4.08)
2015	2,349	17.91	-	19.68	178,349	—	0.70	-	2.05	6.40	-	7.84
2014	2,661	16.84	-	18.25	189,913	—	0.70	-	2.05	3.56	-	4.97

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	15.47	-	18.54	—	2.08	1.29	-	2.44	(11.94)	-	(11.11)
2017	489	17.56	-	20.86	6,217	2.69	1.29	-	2.44	19.68	-	21.08
2016	534	14.68	-	17.22	5,644	2.50	1.29	-	2.44	(5.12)	-	(4.00)
2015	589	15.47	-	17.94	6,523	4.85	1.29	-	2.44	(7.70)	-	(6.61)
2014	690	16.76	-	19.21	8,227	2.19	1.29	-	2.44	(11.58)	-	(10.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2018	2,190	$13.82	-	17.01	$37,937	3.18%	1.29	-	2.59%	(6.78)	-	(5.55)%
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31
2015	3,326	13.76	-	16.27	55,839	3.72	1.29	-	2.59	(4.76)	-	(3.49)
2014	3,904	14.44	-	16.86	68,046	3.90	1.29	-	2.59	4.62	-	6.01

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares) (sub-account liquidated on October 19, 2018)
2018	—	7.55	-	9.26	—	1.31	1.29	-	2.59	(2.83)	-	(1.80)
2017	2,139	7.77	-	9.43	19,860	1.99	1.29	-	2.59	(1.63)	-	(0.33)
2016	2,316	7.90	-	9.46	21,692	1.23	1.29	-	2.59	2.09	-	3.45
2015	2,627	7.73	-	9.15	23,880	1.03	1.29	-	2.59	(2.90)	-	(1.60)
2014	2,974	7.97	-	9.30	27,560	1.50	1.29	-	2.59	(1.77)	-	(0.46)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2018	1,571	42.56	-	52.37	48,920	—	1.29	-	2.59	10.07	-	11.53
2017	1,828	38.67	-	46.96	51,308	—	1.29	-	2.59	45.18	-	47.09
2016	2,151	26.64	-	31.92	41,402	—	1.29	-	2.59	(6.13)	-	(4.89)
2015	2,439	28.38	-	33.56	49,759	—	1.29	-	2.59	5.53	-	6.94
2014	2,784	26.89	-	31.39	53,613	—	1.29	-	2.59	2.71	-	4.08

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2018	1	22.43	-	22.43	24	1.20	1.59	-	1.59	(2.61)	-	(2.61)
2017	1	23.03	-	23.03	25	0.59	1.59	-	1.59	11.58	-	11.58
2016	1	20.64	-	20.64	22	0.78	1.59	-	1.59	25.36	-	25.36
2015	1	16.47	-	16.47	18	0.78	1.59	-	1.59	(13.20)	-	(13.20)
2014	1	18.97	-	18.97	21	0.68	1.59	-	1.59	8.12	-	8.12

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)
2015	186	13.33	-	17.57	3,040	0.09	1.15	-	1.85	1.63	-	2.36
2014	207	13.12	-	17.17	3,322	0.43	1.15	-	1.85	13.27	-	14.09

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06
2015	93	13.92	-	14.49	1,321	2.27	1.15	-	1.80	(0.98)	-	(0.32)
2014	104	14.05	-	14.54	1,479	2.05	1.15	-	1.80	6.25	-	6.96

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17
2015	58	14.07	-	14.47	617	—	1.15	-	1.85	4.63	-	5.39
2014	62	13.45	-	13.73	627	—	1.15	-	1.85	3.83	-	4.57

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Global
2018	66	$22.23	-	32.05	$2,034	0.98%	1.15	-	1.85%	(14.79)	-	(14.18)%
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)
2015	90	19.80	-	27.93	2,412	1.34	1.15	-	1.85	2.02	-	2.76
2014	97	19.41	-	27.19	2,528	1.15	1.15	-	1.85	0.40	-	1.12

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32
2015	111	17.68	-	20.46	1,462	5.47	1.15	-	1.85	(4.07)	-	(3.38)
2014	130	18.43	-	21.17	1,847	4.18	1.15	-	1.85	0.94	-	1.66

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34
2015	89	16.29	-	17.01	1,449	0.96	1.15	-	1.85	1.42	-	2.15
2014	102	16.06	-	16.66	1,625	0.82	1.15	-	1.85	8.66	-	9.44

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59
2015	30	32.28	-	34.47	1,014	0.89	1.25	-	1.65	(7.44)	-	(7.07)
2014	35	34.88	-	37.10	1,284	0.91	1.25	-	1.65	10.10	-	10.54

Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99
2015	45	12.09	-	12.50	556	3.76	1.25	-	1.45	(0.49)	-	(0.29)
2014	55	12.15	-	12.53	688	5.75	1.25	-	1.45	5.72	-	5.93

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)
2015	956	17.81	-	21.34	19,608	—	1.29	-	2.69	0.49	-	1.94
2014	1,215	17.72	-	20.94	24,513	0.18	1.29	-	2.69	12.03	-	13.64

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61
2015	491	13.27	-	15.69	7,353	2.03	1.29	-	2.54	(1.99)	-	(0.73)
2014	610	13.54	-	15.80	9,239	1.89	1.29	-	2.54	5.27	-	6.62

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2018	171	$22.96	-	27.96	$4,497	—%	1.29	-	2.49%	(8.64)	-	(7.52)%
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77
2015	291	20.15	-	23.66	6,562	—	1.29	-	2.49	3.70	-	4.98
2014	333	19.44	-	22.54	7,200	—	1.29	-	2.49	2.90	-	4.16

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)
2015	307	25.03	-	29.59	8,730	1.08	1.29	-	2.54	1.04	-	2.33
2014	391	24.78	-	28.92	10,928	0.91	1.29	-	2.54	(0.54)	-	0.74

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90
2015	2,413	15.21	-	17.98	41,666	5.56	1.29	-	2.54	(4.97)	-	(3.75)
2014	2,933	16.00	-	18.68	52,817	3.92	1.29	-	2.54	(0.11)	-	1.17

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87
2015	1,461	19.68	-	23.75	33,157	0.66	1.29	-	2.69	0.33	-	1.78
2014	1,784	19.62	-	23.33	40,001	0.58	1.29	-	2.69	7.43	-	8.98

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16
2015	450	27.93	-	33.01	14,217	0.64	1.29	-	2.54	(8.48)	-	(7.31)
2014	523	30.52	-	35.61	17,926	0.62	1.29	-	2.54	8.82	-	10.21

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Total Return Bond (SS)
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73
2015	1,805	8.06	-	9.25	16,235	4.02	1.29	-	2.49	(1.80)	-	(0.60)
2014	2,420	8.20	-	9.30	21,909	5.03	1.29	-	2.49	4.26	-	5.55

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39
2015	204	4.61	-	5.16	1,013	4.72	1.29	-	2.44	(27.48)	-	(26.62)
2014	236	6.36	-	7.04	1,606	0.26	1.29	-	2.44	(20.61)	-	(19.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2018	31	$14.22	-	16.49	$487	4.02%	1.29	-	2.44%	(7.15)	-	(6.06)%
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74
2015	52	12.95	-	14.50	725	5.52	1.29	-	2.44	(4.72)	-	(3.60)
2014	67	13.59	-	15.04	969	5.36	1.29	-	2.44	(1.07)	-	0.10

PIMCO Variable Insurance Trust - PIMCO VIT International Bond (US Dollar-Hedged)
2018	<1	18.38	-	18.38	<1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88
2015	< 1	17.21	-	17.21	1	2.75	1.50	-	1.50	(1.21)	-	(1.21)
2014	< 1	17.42	-	17.42	1	1.61	1.50	-	1.50	9.49	-	9.49

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74
2015	162	11.63	-	13.03	2,045	3.54	1.29	-	2.44	(5.17)	-	(4.06)
2014	215	12.27	-	13.58	2,818	1.32	1.29	-	2.44	0.48	-	1.66

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2018	<1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14
2015	< 1	16.92	-	16.92	2	5.15	1.50	-	1.50	(1.06)	-	(1.06)
2014	< 1	17.10	-	17.10	2	2.22	1.50	-	1.50	2.71	-	2.71

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26
2015	773	13.14	-	14.93	11,146	4.68	1.29	-	2.59	(2.25)	-	(0.95)
2014	907	13.44	-	15.08	13,235	2.00	1.29	-	2.59	1.48	-	2.83

Profunds VP - ProFund VP Large-Cap Value
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	14.27	-	14.27	—	—	2.10	-	2.10	11.10	-	11.10
2016	5	12.84	-	12.84	60	—	2.10	-	2.10	7.78	-	7.78
2015	—	11.91	-	11.91	—	—	2.10	-	2.10	(2.13)	-	(2.13)
2014	26	12.17	-	12.17	316	< 0.01	2.10	-	2.10	N/A	-	N/A

Putnam Variable Trust - VT Diversified Income
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58
2015	1,087	16.22	-	20.27	19,462	9.80	0.80	-	2.15	(4.44)	-	(3.12)
2014	1,300	16.98	-	20.92	24,138	8.22	0.80	-	2.15	(1.81)	-	(0.46)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Equity Income
2018	5,173	$10.22	-	22.59	$137,308	0.71%	0.70	-	2.69%	(10.95)	-	(9.13)%
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74
2015	2,518	13.03	-	27.60	59,579	1.69	0.80	-	2.59	(5.55)	-	(3.82)
2014	2,931	13.79	-	28.69	72,658	1.80	0.80	-	2.59	9.74	-	11.76

Putnam Variable Trust - VT George Putnam Balanced
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15
2015	3,058	13.53	-	15.86	44,504	1.79	0.80	-	2.69	(3.79)	-	(1.92)
2014	3,564	14.06	-	16.17	53,213	1.58	0.80	-	2.69	7.70	-	9.79

Putnam Variable Trust - VT Global Asset Allocation
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86
2015	1,162	18.15	-	19.17	20,856	2.23	0.80	-	2.44	(2.27)	-	(0.63)
2014	1,274	18.27	-	19.62	23,323	2.39	0.80	-	2.44	6.75	-	8.55

Putnam Variable Trust - VT Global Equity
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27
2015	1,233	7.40	-	11.50	13,641	1.02	0.80	-	2.15	(3.82)	-	(2.49)
2014	1,408	7.69	-	11.80	16,093	0.39	0.80	-	2.15	(0.71)	-	0.66

Putnam Variable Trust - VT Global Health Care
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)
2015	1,085	25.90	-	30.71	29,429	—	0.80	-	2.49	5.10	-	6.92
2014	1,209	24.64	-	28.72	30,932	0.25	0.80	-	2.49	24.47	-	26.62

Putnam Variable Trust - VT Global Utilities
2018	436	15.78	-	21.87	6,660	2.49	0.80	-	2.29	(2.75)	-	(1.27)
2017	490	15.99	-	22.49	7,654	2.97	0.80	-	2.29	19.39	-	21.19
2016	570	13.19	-	18.83	7,446	1.49	0.80	-	2.29	(0.35)	-	1.16
2015	651	13.04	-	18.90	8,454	2.17	0.80	-	2.29	(11.98)	-	(10.64)
2014	733	14.59	-	21.47	10,759	2.95	0.80	-	2.29	11.96	-	13.66

Putnam Variable Trust - VT Government Money Market
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)
2015	4,647	8.34	-	11.49	44,960	0.01	0.80	-	2.54	(2.53)	-	(0.79)
2014	5,642	8.55	-	11.58	55,405	0.01	0.80	-	2.54	(2.53)	-	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Growth Opportunities
2018	7,652	$11.97	-	12.75	$86,741	—%	0.80	-	2.69%	(0.37)	-	1.56%
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64
2015	1,179	6.90	-	8.59	9,212	0.34	0.80	-	2.15	(1.15)	-	0.22
2014	1,306	6.98	-	8.57	10,237	0.22	0.80	-	2.15	11.47	-	13.00

Putnam Variable Trust - VT High Yield
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63
2015	1,269	19.50	-	21.82	26,052	7.41	0.80	-	2.54	(7.76)	-	(6.11)
2014	1,512	21.14	-	23.24	33,289	6.36	0.80	-	2.54	(1.02)	-	0.75

Putnam Variable Trust - VT Income
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19
2015	3,573	13.62	-	20.41	60,044	4.98	0.80	-	2.54	(3.96)	-	(2.25)
2014	4,214	14.18	-	20.88	72,738	6.30	0.80	-	2.54	3.75	-	5.60

Putnam Variable Trust - VT International Equity
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)
2015	4,743	11.98	-	15.41	63,686	1.25	0.70	-	2.59	(2.45)	-	(0.56)
2014	5,419	12.05	-	15.80	74,215	0.98	0.70	-	2.59	(9.19)	-	(7.43)

Putnam Variable Trust - VT International Growth
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)
2015	874	7.75	-	12.69	10,672	—	0.80	-	2.15	(1.06)	-	(0.31)
2014	968	7.83	-	12.65	11,716	0.06	0.80	-	2.15	(8.16)	-	(6.90)

Putnam Variable Trust - VT International Value
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30
2015	850	10.58	-	13.84	10,932	1.40	0.80	-	2.15	(4.11)	-	(2.78)
2014	968	11.04	-	14.23	12,894	1.41	0.80	-	2.15	(11.43)	-	(10.21)

Putnam Variable Trust - VT Mortgage Securities
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)
2015	925	15.23	-	19.42	15,280	2.16	0.80	-	2.15	(2.79)	-	(1.45)
2014	1,068	15.67	-	19.71	18,157	4.06	0.80	-	2.15	2.07	-	3.48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Multi-Cap Core
2018	2,485	$15.77	-	22.29	$38,964	1.12%	0.80	-	2.44%	(9.89)	-	(8.38)%
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16
2015	3,593	12.70	-	18.87	46,073	1.21	0.80	-	2.44	(4.56)	-	(2.96)
2014	4,135	13.09	-	19.77	55,192	1.19	0.80	-	2.44	11.13	-	13.00

Putnam Variable Trust - VT Research
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20
2015	1,435	15.88	-	20.76	21,898	1.31	0.80	-	2.29	(3.80)	-	(2.33)
2014	1,619	16.26	-	21.45	25,532	0.81	0.80	-	2.34	12.17	-	13.94

Putnam Variable Trust - VT Small Cap Growth
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60
2015	129	23.99	-	27.81	3,317	0.33	0.80	-	1.95	(9.41)	-	(8.35)
2014	147	26.33	-	30.35	4,142	0.20	0.80	-	2.00	4.91	-	6.19

Putnam Variable Trust - VT Small Cap Value
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61
2015	1,229	17.87	-	21.57	31,397	0.88	0.70	-	2.30	(6.42)	-	(4.91)
2014	1,442	19.10	-	22.68	39,246	0.49	0.70	-	2.30	1.08	-	2.71

Putnam Variable Trust - VT Sustainable Future
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09
2015	211	24.85	-	28.99	5,668	0.92	0.80	-	2.00	(6.24)	-	(5.09)
2014	257	26.51	-	30.55	7,328	0.72	0.80	-	2.00	8.54	-	9.87

Putnam Variable Trust - VT Sustainable Leaders
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93
2015	5,488	12.96	-	22.22	69,882	0.51	0.80	-	2.69	(2.97)	-	(1.09)
2014	6,238	13.10	-	22.90	80,850	0.32	0.80	-	2.69	10.44	-	12.58

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
2018	<1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11
2015	1	15.47	-	16.06	21	1.04	1.15	-	1.37	(4.51)	-	(4.30)
2014	1	16.20	-	16.79	22	1.03	1.15	-	1.37	11.91	-	12.16

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Change in Adopted Accounting Principle
As discussed in Note 2 to the financial statements, the Company changed its presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018, due to the adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10).
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 22, 2019

We have served as the Company's auditor since 2001.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2018	2017	2016
Revenues
Premiums (net of reinsurance ceded of $138, $149 and $158)	$704	$690	$592
Contract charges (net of reinsurance ceded of $188, $191 and $189)	695	703	717
Other revenue	38	40	45
Net investment income	1,585	1,777	1,659
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(7)	(46)	(120)
OTTI losses reclassified (from) to other comprehensive income	(2)	1	7
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales and valuation changes on equity investments and derivatives	(166)	94	36
Total realized capital gains and losses	(175)	49	(77)
Total revenues	2,847	3,259	2,936

Costs and expenses
Contract benefits (net of reinsurance ceded of $249, $208 and $224)	1,446	1,430	1,387
Interest credited to contractholder funds (net of reinsurance ceded of $44, $46 and $46)	601	639	677
Amortization of deferred policy acquisition costs	146	152	134
Operating costs and expenses	271	321	264
Restructuring and related charges	2	2	1
Interest expense	5	4	15
Total costs and expenses	2,471	2,548	2,478

Gain on disposition of operations	6	7	5

Income from operations before income tax expense	382	718	463

Income tax expense (benefit)	17	(278)	144

Net income	365	996	319

Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Other comprehensive (loss) income, after-tax	(354)	16	157

Comprehensive income	$11	$1,012	$476

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2018	2017
Assets
Investments
Fixed income securities, at fair value (amortized cost $21,057 and $22,004)	$21,400	$23,261
Mortgage loans	3,995	3,876
Equity securities, at fair value (cost $1,197 and $1,306)	1,325	1,614
Limited partnership interests	3,292	3,147
Short-term, at fair value (amortized cost $810 and $725)	810	725
Policy loans	561	561
Other	1,300	1,254
Total investments	32,683	34,438
Cash	52	145
Deferred policy acquisition costs	1,232	1,156
Reinsurance recoverable from non-affiliates	2,185	2,243
Reinsurance recoverable from affiliates	420	437
Accrued investment income	253	263
Other assets	534	501
Separate Accounts	2,783	3,422
Total assets	$40,142	$42,605
Liabilities
Contractholder funds	$17,470	$18,592
Reserve for life-contingent contract benefits	11,239	11,625
Unearned premiums	4	4
Payable to affiliates, net	50	55
Other liabilities and accrued expenses	1,101	1,076
Deferred income taxes	663	836
Notes due to related parties	140	140
Separate Accounts	2,783	3,422
Total liabilities	33,450	35,750
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,024	2,024
Retained income	4,410	3,981
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	45	47
Other unrealized net capital gains and losses	225	1,186
Unrealized adjustment to DAC, DSI and insurance reserves	(27)	(398)
Total unrealized net capital gains and losses	243	835
Unrealized foreign currency translation adjustments	10	10
Total accumulated other comprehensive income (“AOCI”)	253	845
Total shareholder’s equity	6,692	6,855
Total liabilities and shareholder’s equity	$40,142	$42,605

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2018	2017	2016

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	2,024	1,990	1,990
Gain on reinsurance with an affiliate	—	34	—
Balance, end of year	2,024	2,024	1,990

Retained income
Balance, beginning of year	3,981	3,736	3,417
Cumulative effect of change in accounting principle	314	—	—
Net income	365	996	319
Dividends	(250)	(600)	—
Reclassification of tax effects due to change in accounting principle	—	(151)	—
Balance, end of year	4,410	3,981	3,736

Accumulated other comprehensive income
Balance, beginning of year	845	678	521
Cumulative effect of change in accounting principle	(238)	—	—
Change in unrealized net capital gains and losses	(354)	5	153
Change in unrealized foreign currency translation adjustments	—	11	4
Reclassification of tax effects due to change in accounting principle	—	151	—
Balance, end of year	253	845	678

Total shareholder’s equity	$6,692	$6,855	$6,409

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income	$365	$996	$319
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(58)	(64)	(64)
Realized capital gains and losses	175	(49)	77
Gain on disposition of operations	(6)	(7)	(5)
Interest credited to contractholder funds	601	639	677
Changes in:
Policy benefits and other insurance reserves	(612)	(529)	(611)
Deferred policy acquisition costs	67	31	54
Reinsurance recoverables, net	51	56	30
Income taxes	(64)	(308)	135
Other operating assets and liabilities	136	(159)	(117)
Net cash provided by operating activities	655	606	495
Cash flows from investing activities
Proceeds from sales
Fixed income securities	4,858	3,916	5,999
Equity securities	1,257	1,536	1,298
Limited partnership interests	367	539	371
Other investments	39	45	44
Investment collections
Fixed income securities	1,448	1,733	2,085
Mortgage loans	434	566	363
Other investments	168	208	169
Investment purchases
Fixed income securities	(5,444)	(4,698)	(7,072)
Equity securities	(1,086)	(1,385)	(1,234)
Limited partnership interests	(551)	(631)	(677)
Mortgage loans	(552)	(503)	(517)
Other investments	(270)	(238)	(211)
Change in short-term investments, net	(3)	(12)	(19)
Change in policy loans and other investments, net	(69)	(37)	(26)
Net cash provided by investing activities	596	1,039	573
Cash flows from financing activities
Contractholder fund deposits	771	808	854
Contractholder fund withdrawals	(1,893)	(1,823)	(2,028)
Proceeds from issuance of notes to related parties	—	—	140
Dividends paid	(250)	(600)	—
Other	28	(23)	—
Net cash used in financing activities	(1,344)	(1,638)	(1,034)
Net (decrease) increase in cash	(93)	7	34
Cash at beginning of year	145	138	104
Cash at end of year	$52	$145	$138

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective, permanently reducing the U.S. corporate income tax rate from 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
Nature of operations
The Company offers traditional and interest-sensitive life insurance products. The Company also offers variable life insurance in New York, while previously selling variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2018	2017	2016
Premiums
Traditional life insurance	$582	$579	$502
Accident and health insurance	122	111	90
Total premiums	704	690	592

Contract charges
Interest-sensitive life insurance	680	689	703
Fixed annuities	15	14	14
Total contract charges	695	703	717
Total premiums and contract charges	$1,399	$1,393	$1,309
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2018, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of direct statutory premiums and annuity considerations.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available-for-sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of AOCI. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

6

Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their underlying investments. Equity securities are carried at fair value. Equity securities without readily determinable or estimable fair values are measured using the measurement alternative, which is cost less impairment, if any, and adjustments resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. The periodic change in fair value of equity securities is recognized within realized capital gains and losses on the Consolidated Statements of Operations and Comprehensive Income effective January 1, 2018.
Investments in limited partnership interests are primarily accounted for in accordance with the equity method of accounting (“EMA”) and include interests in private equity funds, real estate funds and other funds. Investments in limited partnership interests purchased prior to January 1, 2018 where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for at fair value primarily utilizing the net asset value (“NAV”) as a practical expedient to determine fair value.
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from limited partnership interests carried at fair value is recognized based upon the changes in fair value of the investee’s equity primarily determined using NAV. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings. Income from EMA limited partnership interests is generally recognized on a three month delay due to the availability of the related financial statements from investees.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, valuation changes of equity investments, including equity securities and certain limited partnerships where the underlying assets are predominately public equity securities, and periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards, total return swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts and reinsured variable annuity contracts.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy.

7

The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the related swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of a designated hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from AOCI to income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof previously recognized in income while the hedge was in place and used to adjust the amortized cost of hedged fixed income securities, carrying value of hedged mortgage loans or carrying value of a hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% and 105% of the fair value of domestic and foreign securities, respectively, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under

8

the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide benefits over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Other revenue presentation
The Company revised the presentation of total revenue to include other revenue. Previously, components of other revenue were presented within operating costs and expenses and primarily represent gross dealer concessions received in connection with Allstate exclusive agencies and exclusive financial specialists sales of non-proprietary products. Other revenue is recognized when performance obligations are fulfilled. Prior periods have been reclassified to conform to current separate presentation of other revenue.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agency’s and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.

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For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies using actual experience and current assumptions. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

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The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million as of both December 31, 2018 and 2017. Amortization expense of the present value of future profits was $249 thousand, $232 thousand and $276 thousand in 2018, 2017 and 2016, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
Income taxes are accounted for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, investments (including unrealized capital gains and losses) and DAC. A deferred tax asset valuation allowance is established when it is more likely than not such assets will not be realized. The Company recognizes interest expense related to income tax matters in income tax expense and penalties in operating costs and expenses.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s

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Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Recognition and Measurement of Financial Assets and Financial Liabilities
Effective January 1, 2018, the Company adopted new FASB guidance requiring equity investments, including equity securities and limited partnership interests not accounted for under the equity method of accounting or that do not result in consolidation to be measured at fair value with changes in fair value recognized in net income. The guidance clarifies that an entity should evaluate the realizability of deferred tax assets related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The Company’s adoption of the new FASB guidance included adoption of the relevant elements of Technical Corrections and Improvements to Financial Instruments, issued in February 2018.
Upon adoption of the new guidance on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. The after-tax change in accounting for equity securities did not affect the Company’s total shareholder’s equity and the unrealized net capital gains of $238 million reclassified to retained income will never be recognized in net income.
Upon adoption of the new guidance on January 1, 2018, the carrying value of cost method limited partnership interests increased $95 million, pre-tax, to fair value. The after-tax cumulative-effect increase in retained income of $76 million increased the Company’s shareholder’s equity but will never be recognized in net income.
Pending accounting standards
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost, including reinsurance recoverables. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through a valuation allowance and not as a direct write-down. The guidance is effective for reporting periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
Accounting for Hedging Activities
In August 2017, the FASB issued amendments intended to better align hedge accounting with an organization’s risk management activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. Separate presentation of hedge ineffectiveness is eliminated to provide greater transparency of the full impact of hedging by requiring presentation of the results of the hedged item and hedging instrument in a single financial statement line item. In addition, the amendments are designed to reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for reporting periods beginning after December 15, 2018. The presentation and disclosure guidance is effective on a

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prospective basis. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
Accounting for Long-Duration Insurance Contracts
In August 2018, the FASB issued guidance revising the accounting for certain long-duration insurance contracts. The new guidance changes the measurement of the Company’s reserves for traditional life, life-contingent immediate annuities and certain voluntary accident and health insurance products. Under the new guidance, measurement assumptions, including those for mortality, morbidity and policy terminations, will be required to be reviewed and updated at least annually. The effect of updating measurement assumptions other than the discount rate are required to be determined on a retrospective basis and reported in net income. In addition, cash flows under the new guidance are required to be discounted using an upper medium grade fixed income instrument yield that is updated through OCI at each reporting date. These changes will replace current GAAP, which utilizes assumptions set at policy issuance until such time as the assumptions result in reserves that are deficient when compared to reserves computed using current assumptions. Under current GAAP, premium deficiency reserves are recognized in the amount of the deficiency, if any, computed using current assumptions.
The new guidance requires DAC and other capitalized balances currently amortized in proportion to premiums or gross profits to be amortized on a constant level basis over the expected term for all long-duration insurance contracts. DAC will not be subject to loss recognition testing but will be reduced when actual experience exceeds expected experience (i.e. as a result of unexpected contract terminations). The new guidance will no longer require adjustments to DAC and DSI related to unrealized gains and losses on investment securities supporting the related business.
Market risk benefit product features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to changes in the Company’s own credit risk, which are required to be recognized in OCI. Substantially all of the Company’s market risk benefits are reinsured and therefore these impacts are not expected to be material to the Company.
The new guidance is to be included in the comparable financial statements issued in reporting periods beginning after December 15, 2020, thereby requiring restatement of prior periods presented. Early adoption is permitted. The new guidance will be applied to affected contracts and DAC on the basis of existing carrying amounts at the earliest period presented or it may be applied retrospectively using actual historical experience as of contract inception. The new guidance for market risk benefits is required to be adopted retrospectively.
The Company is evaluating the anticipated impacts of applying the new guidance to both retained income and AOCI. While the requirements of the new guidance represent a material change from existing GAAP, the underlying economics of the business and related cash flows are unchanged. The Company has not completed its evaluation of the specific impacts of adopting the new guidance, but anticipates the financial statement impact of migrating from existing GAAP to that required by the new guidance to be material, largely attributed to the impact of transitioning from an original investment-based discount rate to one based on an upper-medium grade fixed income investment yield and updates to mortality assumptions that had previously been locked in at issuance. The Company expects the most significant impacts will occur within the life-contingent immediate annuity products. The revised accounting for DAC will be applied prospectively using the new model and any DAC effects existing in AOCI as a result of applying existing GAAP at the date of adoption will be reversed.
3. Supplemental Cash Flow Information
Non-cash investing activities include $43 million, $51 million and $117 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2018, 2017 and 2016, respectively. Non-cash financing activities also included $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
The Company had two non-cash financing activities related to surplus note transactions. In 2017, the Company redeemed $325 million of surplus notes due to Kennett Capital, Inc. (“Kennett”), an unconsolidated affiliate of ALIC. In connection with the redemption, the related $325 million of notes due from Kennett (recorded as other investments) were extinguished. In 2016, the Company transferred to Kennett a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $517 million, $539 million and $545 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $8 million, $3 million and $5 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses or other investments.

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The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Net change in proceeds managed
Net change in fixed income securities	$94	$149	$(277)
Net change in short-term investments	(77)	(142)	277
Operating cash flow provided	17	7	—
Net change in cash	—	1	—
Net change in proceeds managed	$17	$8	$—

Net change in liabilities
Liabilities for collateral, beginning of year	$(542)	$(550)	$(550)
Liabilities for collateral, end of year	(525)	(542)	(550)
Operating cash flow (used) provided	$(17)	$(8)	$—
4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $235 million, $243 million and $225 million in 2018, 2017 and 2016, respectively.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $407 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2018 associated with AFCAL. The Company’s Consolidated Statements of Financial Position included $409 million of agent loans, $13 million of cash and $140 million of notes due to related parties as of December 31, 2017 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company (“AAC”) and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $5 million in both 2018 and 2017 and $113 thousand in 2016.

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Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective January 1, 2017, ALIC entered into a coinsurance reinsurance agreement with AAC to assume certain term life insurance policies. In connection with the agreement, the Company recorded cash of $20 million, DAC of $45 million, other assets of $11 million, reserve for life-contingent contract benefits of $24 million and deferred tax liabilities of $18 million. The $34 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million, $9 million and $9 million of 2018, 2017 and 2016, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.59 billion and $4.63 billion as of December 31, 2018 and 2017, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in both 2018 and 2017 and $99 thousand in 2016.
The Company incurred interest expense related to the $325 million surplus notes due to Kennett of $15 million in 2016. The surplus notes were redeemed in 2017.
Liquidity and intercompany loan agreements
The Company is party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, AAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC and certain other affiliates serve only as borrowers, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will

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bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2018 or 2017.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2018 or 2017.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2018 or 2017.
Capital support agreement
The Company has a capital support agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2018 and 2017, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company paid dividends of $250 million and $600 million to AIC in the form of cash in 2018 and 2017, respectively.

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5. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2018
U.S. government and agencies	$740	$33	$—	$773
Municipal	1,997	202	(4)	2,195
Corporate	17,521	433	(381)	17,573
Foreign government	170	9	—	179
ABS	429	3	(3)	429
RMBS	154	44	(1)	197
CMBS	33	7	—	40
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$21,057	$732	$(389)	$21,400

December 31, 2017
U.S. government and agencies	$768	$38	$(2)	$804
Municipal	2,001	275	(3)	2,273
Corporate	18,262	960	(86)	19,136
Foreign government	279	20	—	299
ABS	383	6	(4)	385
RMBS	205	49	(1)	253
CMBS	93	6	(2)	97
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$22,004	$1,355	$(98)	$23,261

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2018:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,193	$1,205
Due after one year through five years	8,135	8,207
Due after five years through ten years	7,220	7,132
Due after ten years	3,893	4,190
	20,441	20,734
ABS, RMBS and CMBS	616	666
Total	$21,057	$21,400
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$991	$1,058	$1,078
Mortgage loans	188	182	193
Equity securities	39	48	40
Limited partnership interests (1)(2)	327	457	292
Short-term investments	21	9	5
Policy loans	31	31	32
Other	91	79	90
Investment income, before expense	1,688	1,864	1,730
Investment expense	(103)	(87)	(71)
Net investment income	$1,585	$1,777	$1,659
_______________

(1)
 Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $213 million for EMA limited partnership interests and $114 million for limited partnership interests carried at fair value for 2018.
Realized capital gains and losses
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(40)	$(6)	$(59)
Mortgage loans	2	1	—
Equity securities	(124)	21	(22)
Limited partnership interests	(22)	46	(5)
Derivatives	10	(16)	8
Other	(1)	3	1
Realized capital gains (losses)	$(175)	$49	$(77)
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Impairment write-downs (1)	$(9)	$(41)	$(101)
Change in intent write-downs (1)	—	(4)	(12)
Net OTTI losses recognized in earnings	(9)	(45)	(113)
Sales (1)	(27)	110	31
Valuation of equity investments (1)(2)	(146)	—	—
Valuation and settlements of derivative instruments	7	(16)	5
Realized capital gains (losses)	$(175)	$49	$(77)
_______________

(1)
Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.
Gross gains of $34 million and gross losses of $66 million were realized on sales of fixed income securities during 2018. Gross gains of $134 million and $184 million and gross losses of $86 million and $171 million were realized on sales of fixed income and equity securities during 2017 and 2016, respectively.
The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

For the year ended
($ in millions)	December 31, 2018
Equity securities	$(78)
Limited partnership interests carried at fair value	113
Total	$35

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OTTI losses by asset type for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(1)	$—	$(1)	$—	$—	$—
Corporate	(1)	—	(1)	(7)	3	(4)	(23)	6	(17)
ABS	—	(1)	(1)	(1)	(1)	(2)	(4)	—	(4)
RMBS	(1)	—	(1)	—	(2)	(2)	—	(1)	(1)
CMBS	(4)	(1)	(5)	(9)	1	(8)	(15)	2	(13)
Total fixed income securities	(6)	(2)	(8)	(18)	1	(17)	(42)	7	(35)
Mortgage loans	—	—	—	(1)	—	(1)	—	—	—
Equity securities (1)	—	—	—	(16)	—	(16)	(59)	—	(59)
Limited partnership interests (1)	—	—	—	(9)	—	(9)	(15)	—	(15)
Other	(1)	—	(1)	(2)	—	(2)	(4)	—	(4)
OTTI losses	$(7)	$(2)	$(9)	$(46)	$1	$(45)	$(120)	$7	$(113)
______________

(1)
Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amounts exclude $101 million and $113 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2018	December 31, 2017
Municipal	$(4)	$(4)
Corporate	(1)	—
ABS	(5)	(8)
RMBS	(32)	(37)
CMBS	(2)	(4)
Total	$(44)	$(53)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2018	2017	2016
Beginning balance	$(138)	$(176)	$(200)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(9)	(16)
Additional credit loss for securities not previously other-than-temporarily impaired	(1)	(8)	(19)
Reduction in credit loss for securities disposed or collected	22	54	58
Change in credit loss due to accretion of increase in cash flows	1	1	1
Ending balance	$(123)	$(138)	$(176)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an OTTI for the difference between the estimated recovery value and amortized cost is recorded in earnings.

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The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$21,400	$732	$(389)	$343
Short-term investments	810	—	—	—
Derivative instruments	—	—	—	—
EMA limited partnerships (1)				—
Unrealized net capital gains and losses, pre-tax				343
Amounts recognized for:
Insurance reserves (2)				—
DAC and DSI (3)				(35)
Amounts recognized				(35)
Deferred income taxes				(65)
Unrealized net capital gains and losses, after-tax				$243
____________

(1)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(3)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$23,261	$1,355	$(98)	$1,257
Equity securities	1,614	311	(3)	308
Short-term investments	725	—	—	—
Derivative instruments (1)	2	2	—	2
EMA limited partnerships				1
Unrealized net capital gains and losses, pre-tax				1,568
Amounts recognized for:
Insurance reserves				(315)
DAC and DSI				(189)
Amounts recognized				(504)
Deferred income taxes				(229)
Unrealized net capital gains and losses, after-tax				$835
____________

(1)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Fixed income securities	$(914)	$147	$251
Equity securities (1)	—	226	66
Derivative instruments	(2)	(3)	(5)
EMA limited partnerships	(1)	3	—
Total	(917)	373	312
Amounts recognized for:
Insurance reserves	315	(315)	—
DAC and DSI	154	(49)	(78)
Amounts recognized	469	(364)	(78)
Deferred income taxes	94	145	(81)
(Decrease) increase in unrealized net capital gains and losses, after-tax	$(354)	$154	$153
_______________

(1)
Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $308 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential OTTI using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of OTTI for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2018
Fixed income securities
U.S. government and agencies	2	$6	$—	1	$1	$—	$—
Municipal	38	98	(1)	5	26	(3)	(4)
Corporate	1,260	6,799	(218)	370	2,633	(163)	(381)
ABS	30	167	(1)	11	31	(2)	(3)
RMBS	124	11	—	47	10	(1)	(1)
CMBS	3	7	—	2	—	—	—
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)
Investment grade fixed income securities	948	$5,255	$(121)	388	$2,551	$(147)	$(268)
Below investment grade fixed income securities	510	1,833	(99)	48	150	(22)	(121)
Total fixed income securities	1,458	$7,088	$(220)	436	$2,701	$(169)	$(389)

December 31, 2017
Fixed income securities
U.S. government and agencies	17	$443	$(2)	2	$25	$—	$(2)
Municipal	4	14	—	1	11	(3)	(3)
Corporate	456	2,899	(28)	144	1,324	(58)	(86)
ABS	33	170	(1)	8	24	(3)	(4)
RMBS	70	3	—	56	18	(1)	(1)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	583	3,530	(31)	217	1,425	(67)	(98)
Equity securities	87	66	(3)	1	—	—	(3)
Total fixed income and equity securities	670	$3,596	$(34)	218	$1,425	$(67)	$(101)
Investment grade fixed income securities	472	$3,192	$(22)	181	$1,320	$(52)	$(74)
Below investment grade fixed income securities	111	338	(9)	36	105	(15)	(24)
Total fixed income securities	583	$3,530	$(31)	217	$1,425	$(67)	$(98)
As of December 31, 2018, $358 million of the $389 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $358 million, $252 million are related to unrealized losses on investment grade fixed income securities. Of the remaining $106 million, $93 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.
As of December 31, 2018, the remaining $31 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $16 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $31 million, $15 million are related to below investment grade fixed income securities. Of these amounts, $2 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2018.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company

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owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.
As of December 31, 2018, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.
Limited partnerships
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. As of December 31, 2018 and December 31, 2017 the carrying value of EMA limited partnerships totaled $2.51 billion and $2.54 billion, respectively, and limited partnerships carried at fair value as of December 31, 2018, while at cost method as of December 31, 2017, totaled $787 million and $611 million, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For equity method limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $4.00 billion and $3.88 billion as of December 31, 2018 and 2017, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2018	2017
Texas	15.6%	13.0%
California	15.2	19.6
Illinois	8.5	8.2
New Jersey	7.2	8.0
Florida	6.4	6.7
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	33.5%	29.2%
Office buildings	23.9	23.8
Warehouse	15.9	15.5
Retail	15.0	19.2
Other	11.7	12.3
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2018 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2019	5	$108	2.7%
2020	13	110	2.8
2021	39	428	10.7
2022	28	401	10.0
Thereafter	178	2,948	73.8
Total	263	$3,995	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment

23

evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2018.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2018			2017
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$6	$15	$21	$3	$—	$3
1.0 - 1.25	221	—	221	326	—	326
1.26 - 1.50	1,048	—	1,048	1,033	15	1,048
Above 1.50	2,659	42	2,701	2,482	13	2,495
Total non-impaired mortgage loans	$3,934	$57	$3,991	$3,844	$28	$3,872
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2018	2017
Impaired mortgage loans with a valuation allowance	$4	$4
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$4
Valuation allowance on impaired mortgage loans	$3	$3

The average balance of impaired loans was $4 million, $7 million and $6 million during 2018, 2017 and 2016, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Beginning balance	$3	$3	$3
Net increase in valuation allowance	—	1	—
Charge offs	—	(1)	—
Ending balance	$3	$3	$3
Payments on all mortgage loans were current as of December 31, 2018, 2017 and 2016.

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Municipal bonds
The Company maintains a diversified portfolio of municipal bonds which totaled $2.20 billion and $2.27 billion as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2018	2017
Texas	17.6%	16.9%
California	15.0	15.1
Oregon	9.8	9.4
New York	5.7	5.2
Short-term investments
Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2018 and 2017, the fair value of short-term investments totaled $810 million and $725 million, respectively.
Policy loans
Policy loans are carried at unpaid principal balances. As of both December 30, 2018 and 2017, the carrying value of policy loans totaled $561 million.
Other investments
Other investments primarily consist of agent loans, bank loans, real estate and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value. The following table summarizes other investments by asset type.

($ in millions)	December 31, 2018	December 31, 2017
Agent loans	$620	$538
Bank loans	422	437
Real estate	228	157
Derivatives and other	30	122
Total	$1,300	$1,254
Concentration of credit risk
As of December 31, 2018, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2018 and 2017, fixed income and equity securities with a carrying value of $502 million and $524 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $1 million and $2 million in 2018, 2017 and 2016, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.57 billion and $2.91 billion as of December 31, 2018 and 2017, respectively.
As of December 31, 2018, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2018, the carrying value of fixed income securities and other investments that were non-income producing was $63 million.

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6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values that are readily determinable for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, total return swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such

27

as interest rate yield curves, implied volatilities, index price levels, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell.
Investments excluded from the fair value hierarchy
Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2018, the Company has commitments to invest $277 million in these limited partnership interests.

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$493	$280	$—		$773
Municipal	—	2,156	39		2,195
Corporate - public	—	11,891	33		11,924
Corporate - privately placed	—	5,552	97		5,649
Foreign government	—	179	—		179
ABS - CDO	—	26	6		32
ABS - consumer and other	—	381	16		397
RMBS	—	197	—		197
CMBS	—	40	—		40
Redeemable preferred stock	—	14	—		14
Total fixed income securities	493	20,716	191		21,400
Equity securities	1,182	14	129		1,325
Short-term investments	443	367	—		810
Other investments: Free-standing derivatives	—	30	1	$(8)	23
Separate account assets	2,783	—	—		2,783
Total recurring basis assets	$4,901	$21,127	$321	$(8)	$26,341
% of total assets at fair value	18.6%	80.2%	1.2%	—%	100%

Investments reported at NAV					787
Total					$27,128

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(223)		$(223)
Other liabilities: Free-standing derivatives	—	(7)	—	$2	(5)
Total recurring basis liabilities	$—	$(7)	$(223)	$2	$(228)
% of total liabilities at fair value	—%	3.1%	97.8%	(0.9)%	100%

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The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2017.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$488	$316	$—		$804
Municipal	—	2,216	57		2,273
Corporate - public	—	13,168	49		13,217
Corporate - privately placed	—	5,699	220		5,919
Foreign government	—	299	—		299
ABS - CDO	—	38	10		48
ABS - consumer and other	—	297	40		337
RMBS	—	253	—		253
CMBS	—	97	—		97
Redeemable preferred stock	—	14	—		14
Total fixed income securities	488	22,397	376		23,261
Equity securities	1,508	16	90		1,614
Short-term investments	110	615	—		725
Other investments: Free-standing derivatives	—	117	1	$(3)	115
Separate account assets	3,422	—	—		3,422
Total recurring basis assets	$5,528	$23,145	$467	$(3)	$29,137
% of total assets at fair value	19.0%	79.4%	1.6%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(284)		$(284)
Other liabilities: Free-standing derivatives	—	(62)	—	$1	(61)
Total recurring basis liabilities	$—	$(62)	$(284)	$1	$(345)
% of total liabilities at fair value	—%	18.0%	82.3%	(0.3)%	100%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(184)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%
December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(250)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2018 and 2017, Level 3 fair value measurements of fixed income securities total $191 million and $376 million, respectively, and include $80 million and $237 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$57	$—	$(2)	$—	$(16)
Corporate - public	49	—	(2)	3	(3)
Corporate - privately placed	220	(2)	(2)	10	(101)
ABS - CDO	10	—	—	—	—
ABS - consumer and other	40	—	—	12	(18)
Total fixed income securities	376	(2)	(6)	25	(138)
Equity securities	90	16	—	—	—
Free-standing derivatives, net	1	—	—	—	—
Total recurring Level 3 assets	$467	$14	$(6)	$25	$(138)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(284)	$57	$—	$—	$—
Total recurring Level 3 liabilities	$(284)	$57	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$2	$(2)	$—	$—	$39
Corporate - public	—	(11)	—	(3)	33
Corporate - privately placed	12	—	—	(40)	97
ABS - CDO	—	—	—	(4)	6
ABS - consumer and other	20	(19)	—	(19)	16
Total fixed income securities	34	(32)	—	(66)	191
Equity securities	30	(7)	—	—	129
Free-standing derivatives, net	—	—	—	—	1	(2)
Total recurring Level 3 assets	$64	$(39)	$—	$(66)	$321
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(223)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(223)
_____________________

(1)
The effect to net income totals $71 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $14 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$59	$—	$2	$—	$—
Corporate - public	47	1	—	3	(15)
Corporate - privately placed	264	7	(2)	11	(16)
ABS - CDO	27	—	6	4	(10)
ABS - consumer and other	42	—	—	—	(26)
Total fixed income securities	439	8	6	18	(67)
Equity securities	76	8	3	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$514	$18	$9	$18	$(67)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(289)	$1	$—	$—	$—
Total recurring Level 3 liabilities	$(289)	$1	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$(2)	$—	$(2)	$57
Corporate - public	17	—	—	(4)	49
Corporate - privately placed	20	(30)	—	(34)	220
ABS - CDO	5	—	—	(22)	10
ABS - consumer and other	29	—	—	(5)	40
Total fixed income securities	71	(32)	—	(67)	376
Equity securities	13	(10)	—	—	90
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$84	$(42)	$—	$(67)	$467
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(284)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(284)
 ____________________

(1)
The effect to net income totals $19 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $9 million in realized capital gains and losses, $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_________________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source, including situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider resulting in the price becoming stale or replaced with a broker quote whose inputs have not been corroborated to be market observable. This situation will result in the transfer of a security into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2018, 2017 or 2016.

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Transfers into Level 3 during 2018, 2017 and 2016 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2018, 2017 and 2016 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$—	$2
Corporate	—	1	1
Total fixed income securities	—	1	3
Equity securities	16	9	(15)
Free-standing derivatives, net	—	—	5
Other assets	—	(1)	—
Total recurring Level 3 assets	$16	$9	$(7)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$57	$1	$6
Total recurring Level 3 liabilities	$57	$1	$6
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was held and determined to be in Level 3. These gains and losses total $73 million in 2018 and are reported as follows: $16 million in realized capital gains and losses, $62 million in interest credited to contractholder funds and $(5) million in contract benefits. These gains and losses total $10 million in 2017 and are reported as follows: $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$3,995	$4,028	$3,876	$4,052
Bank loans	Level 3	422	408	437	437
Agent loans	Level 3	620	617	538	536
Financial liabilities

($ in millions)		December 31, 2018		December 31, 2017
	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$9,213	$9,629	$10,331	$11,036
Liability for collateral	Level 2	525	525	542	542
Notes due to related parties	Level 3	140	138	140	141
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap, index total return swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic

34

characteristics of one or more cash market securities. The Company replicates equity securities using futures, index total return swaps and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Fixed income index total return swaps are used to offset valuation losses in the fixed income portfolio during periods of declining market values. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index total return swaps, options and futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide returns linked to equity indices to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

35

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2018.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$6	n/a	$—	$—	$—
Futures	Other assets	—	330	—	—	—
Equity and index contracts
Options	Other investments	—	3,440	21	21	—
Futures	Other assets	—	26	—	—	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	n/a	—	—	—
Total return swap agreements - equity index	Other investments	10	n/a	(1)	—	(1)
Foreign currency contracts
Foreign currency forwards	Other investments	240	n/a	8	8	—
Credit default contracts
Credit default swaps – buying protection	Other investments	27	n/a	—	1	(1)
Other contracts
Other	Other investments	2	n/a	—	—	—
Total asset derivatives		$292	3,796	$28	$30	$(2)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$31	n/a	$1	$1	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,266	(5)	—	(5)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	169	n/a	(25)	—	(25)
Guaranteed withdrawal benefits	Contractholder funds	210	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,696	n/a	(184)	—	(184)
Credit default contracts
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Total liability derivatives		2,107	3,266	(227)	$1	$(228)
Total derivatives		$2,399	7,062	$(199)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2017.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	4,485	114	114	—
Credit default contracts
Credit default swaps – buying protection	Other investments	3	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other	Other assets	3	n/a	—	—	—
Total asset derivatives		$101	4,485	$115	$115	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	4,464	(53)	—	(53)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	207	n/a	(8)	—	(8)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,735	n/a	(250)	—	(250)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	34	n/a	(1)	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	(1)
Subtotal		2,506	4,464	(345)	1	(346)
Total liability derivatives		2,525	4,464	(343)	$3	$(346)
Total derivatives		$2,626	8,949	$(228)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2018
Asset derivatives	$10	$(3)	$(5)	$2	$—	$2
Liability derivatives	(2)	3	(1)	—	—	—

December 31, 2017
Asset derivatives	$4	$(3)	$—	$1	$—	$1
Liability derivatives	(10)	3	(2)	(9)	3	(6)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. There was no hedge ineffectiveness reported in realized gains and losses in 2018, 2017 or 2016.

($ in millions)	2018	2017	2016
Gain (loss) recognized in OCI on derivatives during the period	$1	$(2)	$(1)
Gain recognized in OCI on derivatives during the term of the hedging relationship	—	2	5
Gain reclassified from AOCI into income (net investment income)	—	1	1
Gain reclassified from AOCI into income (realized capital gains and losses)	3	—	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2018, 2017 and 2016, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2018
Interest rate contracts	$1	$—	$—	$1
Equity and index contracts	(4)	—	(23)	(27)
Embedded derivative financial instruments	—	(5)	66	61
Foreign currency contracts	12	—	—	12
Total return swaps - fixed income	(1)	—	—	(1)
Total return swaps - equity	(1)	—	—	(1)
Total	$7	$(5)	$43	$45

2017
Equity and index contracts	$(4)	$—	$45	$41
Embedded derivative financial instruments	—	9	(5)	4
Foreign currency contracts	(14)	—	—	(14)
Credit default contracts	2	—	—	2
Total	$(16)	$9	$40	$33

2016
Equity and index contracts	$(4)	$—	$18	$14
Embedded derivative financial instruments	—	9	1	10
Foreign currency contracts	6	—	—	6
Credit default contracts	3	—	—	3
Total	$5	$9	$19	$33
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2018, counterparties pledged $8 million in collateral to the Company, and the Company pledged $2 million in cash and securities to counterparties. The Company

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has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2018 the Company pledged $7 million in the form of margin deposits.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2018				2017
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	3	$283	$9	$1	2	$59	$3	$—
A	1	23	—	—	—	—	—	—
Total	4	$306	$9	$1	2	$59	$3	$—
_________________________

(1)	Allstate uses the lower of S&P or Moody’s long-term debt issuer ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2018	2017
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$12
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(5)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(3)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$4
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDSs are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDSs typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2018
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Total	$—	$—	$—	$1	$1	$—

December 31, 2017
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$19	$45	$16	$81	$1
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2018	2017
Commitments to invest in limited partnership interests	$1,195	$1,345
Private placement commitments	7	27
Other loan commitments	176	87
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates.

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Commitments have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2018	2017
Immediate fixed annuities:
Structured settlement annuities	$6,701	$6,994
Other immediate fixed annuities	1,709	1,850
Traditional life insurance	2,517	2,458
Accident and health insurance	203	238
Other	109	85
Total reserve for life-contingent contract benefits	$11,239	$11,625
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0.0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. The liability was zero and $315 million as of December 31, 2018 and 2017, respectively.
As of December 31, contractholder funds consist of the following:

($ in millions)	2018	2017
Interest-sensitive life insurance	$7,369	$7,387
Investment contracts:
Fixed annuities	9,645	10,790
Other investment contracts	456	415
Total contractholder funds	$17,470	$18,592

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The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities
Interest rates credited range from 0.0% to 9.8% for immediate annuities; (8.0)% to 10.8% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products

Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.5% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$18,592	$19,470	$20,542
Deposits	863	909	969
Interest credited	597	635	672
Benefits	(810)	(871)	(947)
Surrenders and partial withdrawals	(1,095)	(960)	(1,014)
Maturities of and interest payments on institutional products	—	—	(86)
Contract charges	(645)	(655)	(665)
Net transfers from separate accounts	7	4	5
Other adjustments	(39)	60	(6)
Balance, end of year	$17,470	$18,592	$19,470
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.45 billion and $3.00 billion of equity, fixed income and balanced mutual funds and $245 million and $322 million of money market mutual funds as of December 31, 2018 and 2017, respectively.

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The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2018	2017
In the event of death
Separate account value	$2,694	$3,323
Net amount at risk (1)	$605	$453
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$778	$944
Net amount at risk (2)	$264	$202
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$190	$253
Net amount at risk (3)	$16	$10
Accumulation at specified dates
Separate account value	$129	$170
Net amount at risk (4)	$26	$17
Weighted average waiting period until guarantee date	4 years	5 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2017 (1)	$261	$28	$80	$369
Less reinsurance recoverables	87	25	34	146
Net balance as of December 31, 2017	174	3	46	223
Incurred guarantee benefits	24	—	13	37
Paid guarantee benefits	(2)	—	—	(2)
Net change	22	—	13	35
Net balance as of December 31, 2018	196	3	59	258
Plus reinsurance recoverables	111	35	39	185
Balance, December 31, 2018 (2)	$307	$38	$98	$443

Balance, December 31, 2016 (3)	$244	$43	$77	$364
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	3	34	180
Incurred guarantee benefits	33	—	12	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	31	—	12	43
Net balance as of December 31, 2017	174	3	46	223
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (1)	$261	$28	$80	$369
____________

(1)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $224 million.

(2)
Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $109 million, variable annuity income benefits of $36 million, variable annuity accumulation benefits of $25 million, variable annuity withdrawal benefits of $14 million and other guarantees of $259 million.

(3)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.36 billion and $1.35 billion as of December 31, 2018 and 2017, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2018, premiums and contract charges of $72 million, contract benefits of $87 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $14 million were ceded to Prudential. In 2017, premiums and contract charges of $76 million, contract benefits of $7 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In addition, as of December 31, 2018 and 2017 the Company had reinsurance recoverables of $118 million and $139 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2018, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2018, the gross life insurance in force was $414.52 billion of which $4.84 billion and $78.33 billion were ceded to affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$743	$734	$715
Assumed
Affiliate	241	227	138
Non-affiliate	741	772	803
Ceded
Affiliate	(51)	(52)	(53)
Non-affiliate	(275)	(288)	(294)
Premiums and contract charges, net of reinsurance	$1,399	$1,393	$1,309
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$1,062	$1,003	$999
Assumed
Affiliate	149	130	90
Non-affiliate	484	505	522
Ceded
Affiliate	(35)	(33)	(36)
Non-affiliate	(214)	(175)	(188)
Contract benefits, net of reinsurance	$1,446	$1,430	$1,387
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Direct	$533	$546	$598
Assumed
Affiliate	8	8	9
Non-affiliate	104	131	116
Ceded
Affiliate	(20)	(21)	(21)
Non-affiliate	(24)	(25)	(25)
Interest credited to contractholder funds, net of reinsurance	$601	$639	$677

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2018	2017
Annuities	$1,369	$1,357
Life insurance	1,183	1,243
Other	53	80
Total	$2,605	$2,680
As of December 31, 2018 and 2017, approximately 78% and 77%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$1,156	$1,187	$1,314
Acquisition costs deferred	78	122	79
Amortization charged to income	(146)	(152)	(134)
Effect of unrealized gains and losses	144	(46)	(72)
Reinsurance assumed from AAC	—	45	—
Balance, end of year	$1,232	$1,156	$1,187
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2018	2017	2016
Balance, beginning of year	$36	$40	$45
Sales inducements deferred	—	—	1
Amortization charged to income	(4)	(4)	(5)
Effect of unrealized gains and losses	2	—	(1)
Balance, end of year	$34	$36	$40
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. Since most states allow a credit against premium or other state related taxes for assessments, an asset is recorded based on paid and accrued assessments for the amount the Company expects to recover on the respective state’s tax return and is realized over the period allocated by each state. As of both December 31, 2018 and 2017, the liability balance included in other liabilities and accrued expenses was $4 million. The related premium tax offsets included in other assets were $7 million and $10 million as of December 31, 2018 and 2017, respectively.
Guarantees
Related to the sale of LBL on April 1, 2014, the Company agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

46

The aggregate liability balance related to all guarantees was not material as of December 31, 2018.
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agency and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, impose additional regulations regarding cybersecurity and privacy, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies, international agencies, and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
Tax Legislation
On December 22, 2017, the Tax Legislation became effective and impacted the Company generally in four areas:
1.Amended the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduced the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.
2.Changed international taxation to a modified territorial tax system whereby U.S. federal income taxes are generally eliminated on dividends from foreign subsidiaries, and certain earnings of controlled foreign corporations are included in U.S. federal taxable income.
3.Contained several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.
4.Affected the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
The Company recorded a net tax benefit of $514 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities from 35% to 21% partially offset by the impact of the transition tax on deemed repatriation of deferred non-U.S. income. The Company’s effective income tax rate benefit for 2017 was 38.7% and included this one-time benefit of 71.8%.

47

During 2018, the impact of the Tax Legislation was adjusted from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company previously made, guidance that was issued and actions the Company took as a result of the Tax Legislation, resulting in a net tax benefit of $53 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations and Comprehensive Income. The accounting for income tax effects of the Tax Legislation has been completed.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2015 and 2016 federal income tax returns, with the 2017 tax year exam scheduled to begin mid-2019. The 2015-2017 cycle is expected to be completed in 2020. The 2013 and 2014 federal income tax return audit is complete through the exam phase and the Allstate Group will progress to the appeals process for one unagreed issue in 2019. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the consolidated financial statements.
The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.
The Company had $14 million, $2 million and $1 million liability for unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively. The change in the liability for unrecognized tax benefits in 2018 related to the increase for tax positions taken in the current year. The change in the liability for unrecognized tax benefits in 2017 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that a decrease of up to $2 million in unrecognized tax benefits may occur within the next twelve months due to IRS settlements.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2018	2017
Deferred tax assets
Deferred reinsurance gain	$7	$8
Other assets	1	2
Total deferred tax assets	8	10
Deferred tax liabilities
Life and annuity reserves	(223)	(269)
DAC	(201)	(221)
Investments	(131)	(79)
Unrealized net capital gains	(65)	(223)
Other liabilities	(51)	(54)
Total deferred tax liabilities	(671)	(846)
Net deferred tax liability	$(663)	$(836)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in millions)	2018	2017	2016
Current	$116	$104	$24
Deferred	(99)	(382)	120
Total income tax expense (benefit)	$17	$(278)	$144
The Company paid taxes of $30 million in 2018 and received refunds of $1 million and $22 million in 2017 and 2016, respectively. The Company had current income tax payable of $78 million and $56 million as of December 31, 2018 and 2017, respectively.

48

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2018	2017	2016
Statutory federal income tax rate - expense	21.0%	35.0%	35.0%
Tax Legislation benefit	(14.0)	(71.8)	—
Tax credits	(3.2)	(1.7)	(3.3)
Dividends received deduction	(0.7)	(0.6)	(1.3)
Adjustments to prior year tax liabilities	(0.3)	(0.3)	—
State income taxes	1.5	0.6	0.3
Non-deductible expenses	—	0.1	0.2
Other	0.1	—	0.1
Effective income tax rate expense (benefit)	4.4%	(38.7)%	31.0%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2018 and 2017 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $5 million, $6 million and $15 million of interest on debt in 2018, 2017 and 2016, respectively.
The Company had $62 million and $34 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2018 and 2017, respectively.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income of ALIC and its insurance subsidiaries was $410 million, $279 million and $192 million in 2018, 2017 and 2016, respectively. Statutory capital and surplus was $3.47 billion and $3.41 billion as of December 31, 2018 and 2017, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $250 million in 2018. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2019 is $347 million, less dividends paid during the preceding twelve months measured at that point in time.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $323 million as of December 31, 2018, and cannot result in capital and surplus being less than the minimum amount required by law.
ALIC may receive dividends from time to time from its insurance subsidiaries. The ability of these insurance subsidiaries to pay dividends is generally dependent on business conditions, income, cash requirements, and other relevant factors. The maximum amount of dividends insurance subsidiaries can pay to ALIC without prior DOI approval at any given point during 2019 is $64 million. ALIC did not receive dividends from its insurance subsidiaries during 2018 or 2017.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital

49

and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.90 billion and $680 million, respectively, as of December 31, 2018. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $2 million, $7 million and $7 million in 2018, 2017 and 2016, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $4 million in 2018, 2017 and 2016, respectively.
16. Other Comprehensive Income
The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2018			2017			2016
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(483)	$101	$(382)	$51	$(18)	$33	$134	$(46)	$88
Less: reclassification adjustment of realized capital gains and losses	(35)	7	(28)	43	(15)	28	(100)	35	(65)
Unrealized net capital gains and losses	(448)	94	(354)	8	(3)	5	234	(81)	153
Unrealized foreign currency translation adjustments	—	—	—	17	(6)	11	6	(2)	4
Other comprehensive (loss) income	$(448)	$94	$(354)	$25	$(9)	$16	$240	$(83)	$157
17. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2018	2017	2018	2017	2018	2017	2018	2017
Revenues	$736	$762	$783	$826	$787	$813	$541	$858
Net income (1)	90	86	134	120	193	140	(52)	650
___________

(1)	Net income includes a tax benefit of $53 million and $514 million related to Tax Legislation in the third quarter 2018 and fourth quarter 2017, respectively.

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2018

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$740	$773	$773
States, municipalities and political subdivisions	1,997	2,195	2,195
Foreign governments	170	179	179
Public utilities	3,302	3,443	3,443
All other corporate bonds	14,219	14,130	14,130
Asset-backed securities	429	429	429
Residential mortgage-backed securities	154	197	197
Commercial mortgage-backed securities	33	40	40
Redeemable preferred stocks	13	14	14
Total fixed maturities	21,057	$21,400	21,400

Equity securities:
Common stocks:
Public utilities	21	$26	26
Banks, trusts and insurance companies	101	120	120
Industrial, miscellaneous and all other	1,048	1,153	1,153
Nonredeemable preferred stocks	27	26	26
Total equity securities	1,197	$1,325	1,325

Mortgage loans on real estate	3,995	$4,028	3,995
Real estate (none acquired in satisfaction of debt)	228		228
Policy loans	561		561
Derivative instruments	23	$23	23
Limited partnership interests	3,292		3,292
Other long-term investments	1,049		1,049
Short-term investments	810	$810	810
Total investments	$32,212		$32,683

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2018
Life insurance in force	$113,202	$83,166	$301,316	$331,352	90.9%

Premiums and contract charges:
Life insurance	$679	$308	$906	$1,277	70.9%
Accident and health insurance	64	18	76	122	62.3%
Total premiums and contract charges	$743	$326	$982	$1,399	70.2%

Year ended December 31, 2017
Life insurance in force	$114,354	$89,603	$321,331	$346,082	92.8%

Premiums and contract charges:
Life insurance	$677	$320	$925	$1,282	72.2%
Accident and health insurance	57	20	74	111	66.7%
Total premiums and contract charges	$734	$340	$999	$1,393	71.7%

Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2018, 2017 or 2016.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2018

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2017

Allowance for estimated losses on mortgage loans	$3	$1	$—	$1	$3

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999).

2. Not Applicable.

3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-31288) dated April 27, 2000.)

3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.

4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(j) Form of Combination Roll-Up Value and Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(k) Form of Combination Roll-Up Value and Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(q) Form of TrueIncome - Spousal Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(u) Form of Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated September 28, 2007.

4(w) Form of TrueAccumulation - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated February 12, 2008.

4(x) Form of TrueAccumulation - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated February 12, 2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (SEC File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (SEC File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (SEC File Nos. 333-141909 and 811-09327) dated November 13, 2009.

4(ad) TrueAccumulation - Highest Daily Benefit Schedule Supplement (A-SCH-HDGROCAP(11/09)((8/10)). Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (SEC File Nos. 333-141909 and 811-09327) dated August 3, 2010.

5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017)
dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007.)

7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated April 25, 2008.

9(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated February 12, 2008.

(b) Opinion and Consent of Susan L. Lees, Senior Vice President, General Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (SEC File No. 333-141909) dated February 26, 2009.

10. Consent of independent registered public accounting firm. Filed herewith.

11. Not Applicable.

12. Not Applicable.

99. Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director and Senior Group Vice President
P. John Rugel	Director and Senior Vice President
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director, Vice President and Chief Financial Officer
Courtney V. Welton	Senior Vice President and Chief Privacy and Ethics Officer
Eric K. Ferren	Senior Vice President and Controller
Marilyn V. Hirsch	Senior Vice President
Christina Hwang	Senior Vice President
Jesse E. Merten	Director, Executive Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Carol E. Lundahl	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Rebecca D. Kennedy	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Vice President and Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia I. Quadros	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 15, 2019 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2019, there were 298 Qualified contract owners and 172 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Willemsen, Lisette S.	Assistant Secretary
Flewellen, James M.	Chairman of the Board
Goldstein, Dana	Chief Compliance Officer
Merten, Jesse E.	Executive Vice President and Assistant Treasurer
Andrew, Grant S.	Manager
Flewellen, James M.	Manager
Fontana, Angela K.	Manager
Fortin, Mary Jane	Manager
Imbarrato, Mario	Manager
Nelson, Mary K.	Manager
Rugel, P. John	Manager
Stricker, Brian P.	Manager
Nelson, Mary K.	President
Hwang, Christina	Senior Vice President
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Ferren, Eric K.	Senior Vice President and Controller
Gordon, Daniel G.	Vice President and Assistant Secretary
Lundahl, Carol E.	Vice President and Assistant Treasurer
Goll, Marian	Vice President and Treasurer
Fontana, Angela K.	Vice President, General Counsel and Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 11th day of April, 2019.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 11th day of April, 2019.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Brian R. Bohaty Brian R. Bohaty	Director
*Samuel H. Pilch Samuel H. Pilch	Director and Senior Group Vice President
*Eric K. Ferren Eric K. Ferren	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director, Executive Vice President and Treasurer
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director
*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS
(10) Consent of Independent Registered Public Accounting Firm.

(99)
Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.